PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.8%
Basic Materials - 0.1%
Vale Overseas Ltd. (Brazil)
6.400% due 06/28/54  $ 500,000 $ 527,214
Communications - 1.6%
AT&T, Inc.
3.500% due 09/15/53  2,500,000 1,838,163
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  1,750,000 1,230,133
Cox Communications, Inc.
5.950% due 09/01/54 ~ 950,000 950,485
T-Mobile USA, Inc.
4.700% due 01/15/35  750,000 747,705
Verizon Communications, Inc.
3.400% due 03/22/41  2,350,000 1,920,365
6,686,851
Consumer, Cyclical - 5.9%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  2,575,400 2,443,627
3.600% due 03/22/29  2,329,521 2,257,319
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  533,000 503,812
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 2,000,000 1,998,335
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 744,507 698,408
British Airways Pass-Through Trust
Class AA (United Kingdom)
3.300% due 06/15/34 ~ 2,302,010 2,161,525
Continental Airlines Pass-Through Trust
Class A
4.000% due 04/29/26  955,724 954,726
Delta Air Lines Pass-Through Trust
Class AA
3.625% due 01/30/29  243,052 235,769
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 156 156
4.750% due 10/20/28 ~ 1,000,000 999,111
Ford Motor Credit Co. LLC
4.542% due 08/01/26  1,300,000 1,289,583
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
4.875% due 07/01/31 ~ 2,000,000 1,816,681
Las Vegas Sands Corp.
3.900% due 08/08/29  1,000,000 953,738
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,750,000 1,683,122
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,064,437
Tapestry, Inc.
7.850% due 11/27/33  1,000,000 1,084,720
U.S. Airways Pass-Through Trust Class A
4.625% due 12/03/26  729,596 726,879
a
Principal
Amount Value
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29  $ 320,833 $ 294,335
5.800% due 07/15/37  2,688,557 2,832,204
United Airlines Pass-Through Trust
Class AA
4.150% due 02/25/33  510,531 491,180
5.450% due 08/15/38  400,000 417,835
24,907,502
Consumer, Non-Cyclical - 4.4%
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
5.450% due 01/23/39  2,000,000 2,142,029
Block, Inc.
2.750% due 06/01/26  2,000,000 1,940,561
Elevance Health, Inc.
5.650% due 06/15/54  1,500,000 1,584,121
Icon Investments Six DAC
6.000% due 05/08/34  1,000,000 1,064,304
J.M. Smucker Co.
6.200% due 11/15/33  1,000,000 1,106,508
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.000% due 05/15/32  3,000,000 2,603,761
6.750% due 03/15/34 ~ 800,000 886,817
Kroger Co.
5.500% due 09/15/54  2,200,000 2,215,702
Laboratory Corp. of America Holdings
4.800% due 10/01/34  800,000 791,046
Quanta Services, Inc.
5.250% due 08/09/34  1,000,000 1,022,902
UnitedHealth Group, Inc.
5.050% due 04/15/53  750,000 745,426
5.750% due 07/15/64  2,500,000 2,700,965
18,804,142
Energy - 2.9%
Energy Transfer LP
5.000% due 05/15/44  2,000,000 1,833,340
6.500% due 11/15/26  1,000,000 1,000,108
7.375% due 02/01/31 ~ 1,000,000 1,064,669
MPLX LP
5.650% due 03/01/53  1,000,000 995,445
Petroleos Mexicanos (Mexico)
6.500% due 03/13/27  1,750,000 1,717,184
6.875% due 08/04/26  2,250,000 2,242,592
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  3,515,000 3,310,399
12,163,737
Financial - 17.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  2,000,000 1,805,647
6.950% due 03/10/55  1,000,000 1,037,140
Air Lease Corp.
4.650% due 06/15/26  1,500,000 1,465,931
Americold Realty Operating Partnership LP
5.409% due 09/12/34  650,000 652,392
Banco Mercantil del Norte SA (Mexico)
7.625% due 01/10/28 ~ 550,000 554,472
8.375% due 10/14/30 ~ 907,000 951,731

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bank of America Corp.
2.482% due 09/21/36  $ 1,000,000 $ 844,126
4.375% due 01/27/27  1,250,000 1,213,158
Barclays PLC (United Kingdom)
5.690% due 03/12/30  1,000,000 1,040,451
9.625% due 12/15/29  1,000,000 1,128,414
BBVA Bancomer SA (Mexico)
8.125% due 01/08/39 ~ 2,500,000 2,651,720
Brixmor Operating Partnership LP
5.750% due 02/15/35  2,000,000 2,107,223
Citigroup, Inc.
4.150% due 11/15/26  800,000 770,121
5.411% due 09/19/39  1,000,000 997,559
6.174% due 05/25/34  1,500,000 1,601,106
Credit Agricole SA (France)
due 09/23/34 # ~ 1,250,000 1,250,988
Extra Space Storage LP
5.400% due 02/01/34  1,750,000 1,808,574
Fidelity National Financial, Inc.
3.200% due 09/17/51  1,750,000 1,173,327
First American Financial Corp.
5.450% due 09/30/34  600,000 597,686
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,302,337
5.625% due 09/15/34  2,350,000 2,401,797
Goldman Sachs Group, Inc.
2.383% due 07/21/32  1,500,000 1,301,538
2.615% due 04/22/32  1,000,000 884,009
5.851% due 04/25/35  2,000,000 2,149,832
6.125% due 11/10/34  600,000 604,101
7.500% due 05/10/29  1,000,000 1,062,470
Host Hotels & Resorts LP
2.900% due 12/15/31  2,400,000 2,113,117
JPMorgan Chase & Co.
5.294% due 07/22/35  1,500,000 1,564,999
5.766% due 04/22/35  1,700,000 1,832,627
6.875% due 06/01/29  1,000,000 1,074,791
Kite Realty Group LP
5.500% due 03/01/34  1,000,000 1,030,863
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,250,000 840,989
Lloyds Banking Group PLC (United
Kingdom)
due 09/27/31 # 1,100,000 1,102,445
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 1,250,000 1,288,952
Morgan Stanley
2.484% due 09/16/36  1,750,000 1,464,860
5.042% due 07/19/30  1,250,000 1,284,835
5.831% due 04/19/35  1,500,000 1,611,813
5.942% due 02/07/39  2,650,000 2,783,373
Nordea Bank Abp (Finland)
6.300% due 09/25/31 ~ 400,000 397,436
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/47 ~ 1,725,000 1,390,645
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  1,000,000 982,981
PNC Financial Services Group, Inc.
5.676% due 01/22/35  1,000,000 1,060,578
6.250% due 03/15/30  1,000,000 1,017,992
State Street Corp.
6.700% due 09/15/29  1,500,000 1,556,703
a
Principal
Amount Value
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.424% due 07/09/31  $ 2,000,000 $ 2,100,156
Sun Communities Operating LP
5.700% due 01/15/33  1,500,000 1,547,425
UBS Group AG (Switzerland)
6.850% due 09/10/29 ~ 1,250,000 1,268,009
7.750% due 04/12/31 ~ 1,500,000 1,607,556
Ventas Realty LP
5.000% due 01/15/35  1,400,000 1,403,003
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 3,500,000 3,436,443
Wells Fargo & Co.
5.499% due 01/23/35  2,700,000 2,831,412
72,951,853
Industrial - 2.8%
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 950,000 988,395
Boeing Co.
6.528% due 05/01/34 ~ 1,000,000 1,073,642
Flowserve Corp.
2.800% due 01/15/32  2,000,000 1,733,426
HEICO Corp.
5.350% due 08/01/33  2,000,000 2,080,243
Howmet Aerospace, Inc.
4.850% due 10/15/31  900,000 919,249
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,830,773
Sonoco Products Co.
5.000% due 09/01/34  1,900,000 1,874,610
Veralto Corp.
5.450% due 09/18/33  1,300,000 1,364,523
11,864,861
Technology - 3.8%
Broadcom, Inc.
due 02/15/32 # 900,000 899,593
3.137% due 11/15/35 ~ 1,250,000 1,069,405
Fiserv, Inc.
5.150% due 08/12/34  2,200,000 2,257,090
5.600% due 03/02/33  1,800,000 1,907,489
Hewlett Packard Enterprise Co.
5.000% due 10/15/34  1,050,000 1,039,949
5.600% due 10/15/54  650,000 638,575
Intel Corp.
4.750% due 03/25/50  1,750,000 1,517,560
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,500,000 1,318,878
Oracle Corp.
5.500% due 09/27/64  3,750,000 3,738,591
Roper Technologies, Inc.
4.900% due 10/15/34  2,000,000 2,014,790
16,401,920
Utilities - 9.1%
Arizona Public Service Co.
5.550% due 08/01/33  800,000 836,058
Brooklyn Union Gas Co.
4.632% due 08/05/27 ~ 2,175,000 2,173,867
Dominion Energy, Inc.
7.000% due 06/01/54  800,000 875,462
DTE Energy Co.
5.850% due 06/01/34  1,500,000 1,610,850

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Duke Energy Corp.
5.450% due 06/15/34  $ 1,900,000 $ 1,984,074
6.100% due 09/15/53  1,150,000 1,261,208
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 1,060,151
Duke Energy Progress NC Storm Funding
LLC
2.387% due 07/01/39  2,650,000 2,245,189
Edison International
8.125% due 06/15/53  2,000,000 2,105,011
IPALCO Enterprises, Inc.
4.250% due 05/01/30  1,750,000 1,692,742
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,500,000 1,093,813
National Grid PLC (United Kingdom)
5.809% due 06/12/33  1,250,000 1,337,640
Nevada Power Co.
5.900% due 05/01/53  2,250,000 2,451,355
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 2,000,000 2,110,359
NiSource, Inc.
6.950% due 11/30/54  750,000 776,654
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 ~ 1,500,000 1,597,831
Pacific Gas & Electric Co.
5.900% due 10/01/54  750,000 777,667
PacifiCorp
5.300% due 02/15/31  1,000,000 1,041,400
5.500% due 05/15/54  1,000,000 1,006,173
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 990,108
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  764,114 752,606
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  1,000,000 963,540
PPL Capital Funding, Inc.
5.250% due 09/01/34  600,000 618,179
Sempra
4.125% due 04/01/52  1,750,000 1,672,667
6.400% due 10/01/54  1,800,000 1,807,887
Southern California Gas Co.
5.600% due 04/01/54  1,000,000 1,061,150
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  750,000 758,184
Texas Electric Market Stabilization Funding
N LLC
4.265% due 08/01/36 ~ 913,037 913,374
Vistra Operations Co. LLC
6.950% due 10/15/33 ~ 850,000 958,975
38,534,174
Total Corporate Bonds & Notes
    (Cost $200,352,086) 202,842,254
SENIOR LOAN NOTES - 14.0%
Consumer, Cyclical - 3.2%
BCPE Empire Holdings, Inc.
8.845% (SOFR + 4.000%)
due 12/11/28 § 1,990,000 1,993,108
Caesars Entertainment, Inc. Term B1
7.595% (SOFR + 2.750%)
due 02/06/31 § 2,233,763 2,236,729
a
Principal
Amount Value
ClubCorp Holdings, Inc. Term B
9.865% (SOFR + 5.000%)
due 09/18/26 § $ 1,704,173 $ 1,708,433
Marriott Ownership Resorts, Inc. Term B
7.095% (SOFR + 2.250%)
due 04/01/31 § 1,496,250 1,495,004
SeaWorld Parks & Entertainment, Inc.
Term B2
7.345% (SOFR + 2.500%)
due 08/25/28 § 3,843,061 3,843,061
United Airlines, Inc. Term B
8.033% (SOFR + 2.750%)
due 02/22/31 § 2,537,250 2,546,171
13,822,506
Consumer, Non-Cyclical - 2.3%
Allied Universal Holdco LLC Term B
8.695% (SOFR + 3.750%)
due 05/12/28 § 2,100,024 2,082,042
Boost Newco Borrower LLC Term B
7.104% (SOFR + 2.500%)
due 01/31/31 § 2,000,000 2,002,678
Grant Thornton Advisors LLC Term B
8.100% (SOFR + 3.250%)
due 06/02/31 § 2,000,000 2,005,250
Medline Borrower LP Term B
7.595% (SOFR + 2.750%)
due 10/23/28 § 1,717,061 1,719,619
Wand NewCo 3, Inc. Term B
8.095% (SOFR + 3.250%)
due 01/30/31 § 1,995,000 1,995,227
9,804,816
Energy - 0.2%
Buckeye Partners LP Term B
7.127% (SOFR + 1.750%)
due 11/01/26 § 719,277 720,176
Financial - 3.2%
AssuredPartners, Inc. Term B5
8.345% (SOFR + 3.500%)
due 02/14/31 § 1,741,250 1,741,638
Avolon TLB Borrower 1 U.S. LLC Term B6
(Ireland)
6.961% (SOFR + 2.000%)
due 06/22/28 § 2,470,078 2,479,341
Deerfield Dakota Holding LLC Term B
8.354% (SOFR + 3.750%)
due 04/09/27 § 1,984,456 1,946,835
Delos Aircraft DAC Term B (Ireland)
6.354% (SOFR + 1.750%)
due 10/31/27 § 1,850,000 1,863,181
HUB International Ltd. Term B
8.225% (SOFR + 3.000%)
due 06/20/30 § 3,468,840 3,467,758
SBA Senior Finance II LLC Term B
6.600% (SOFR + 2.000%)
due 01/25/31 § 1,974,276 1,976,519
13,475,272
Industrial - 2.5%
Chamberlain Group, Inc. Term B
8.195% (SOFR + 3.250%)
due 11/03/28 § 1,982,156 1,976,737

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Proampac PG Borrower LLC Term B
9.301% (SOFR + 4.000%)
due 09/15/28 § $ 2,429,146 $ 2,437,498
Roper Industrial Products Investment Co.
LLC
7.854% (SOFR + 3.250%)
due 11/22/29 § 972,631 975,366
Titan Acquisition Ltd. Term B (Canada)
10.326% (SOFR + 5.000%)
due 02/15/29 § 1,634,426 1,627,957
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.588% (SOFR + 3.500%)
due 04/30/30 § 1,975,125 1,981,982
TransDigm, Inc. Term J
7.104% (SOFR + 2.500%)
due 02/28/31 § 1,741,904 1,736,856
10,736,396
Technology - 2.6%
Central Parent, Inc. Term B
7.854% (SOFR + 3.250%)
due 07/06/29 § 2,982,475 2,953,715
Dun & Bradstreet Corp. Term B2
7.605% (SOFR + 2.750%)
due 01/18/29 § 1,990,000 1,991,088
Epicor Software Corp.
due 05/30/31 § ∞
φ
315,024 315,582
8.095% (SOFR + 3.250%)
due 05/30/31 § 2,684,976 2,689,731
UKG, Inc. Term B
8.555% (SOFR + 3.250%)
due 02/10/31 § 3,119,950 3,123,701
11,073,817
Total Senior Loan Notes
    (Cost $59,465,337) 59,632,983
MORTGAGE-BACKED SECURITIES - 7.0%
Federal Home Loan Mortgage Corp. - 1.7%
5.500% due 05/01/38  2,905,819 2,967,639
6.000% due 01/01/39  2,370,273 2,439,650
6.500% due 07/01/53  1,905,293 1,968,343
7,375,632
Federal National Mortgage Association - 2.5%
6.000% due 07/01/53 - 09/01/53 4,016,851 4,110,160
6.500% due 09/01/53  6,050,174 6,251,692
10,361,852
Government National Mortgage Association - 1.7%
6.000% due 12/20/52 2,651,462 2,709,502
6.000% due 10/20/53  4,490,148 4,574,616
7,284,118
Uniform Mortgage-Backed Securities - 1.1%
5.500% due 10/01/54  4,500,000 4,552,811
Total Mortgage-Backed Securities
    (Cost $29,298,260) 29,574,413
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 13.7%
Automobile Other - 0.2%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  $ 811,157 $ 799,378
Automobile Sequential - 1.6%
Ford Credit Auto Owner Trust
1.290% due 06/15/26  160,112 158,250
5.140% due 03/15/26  475,719 475,755
5.280% due 02/15/36 ~ 3,350,000 3,469,916
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,650,000 2,720,184
6,824,105
Other Asset-Backed Securities - 11.9%
Hilton Grand Vacations Trust
3.610% due 06/20/34 ~ 140,165 137,711
Magnetite XIX Ltd. (Cayman)
6.597% (SOFR + 1.312%)
due 04/17/34 ~ § 4,500,000 4,503,938
Magnetite XXI Ltd. (Cayman)
6.564% (SOFR + 1.282%)
due 04/20/34 ~ § 5,000,000 5,003,081
MVW LLC
1.740% due 10/20/37 ~ 82,431 79,225
4.930% due 10/20/40 ~ 1,247,564 1,264,381
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 240,140 231,726
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 222,039 201,942
0.940% due 07/15/69 ~ 3,326,261 3,011,320
1.220% due 07/15/69 ~ 464,281 433,941
1.310% due 01/15/69 ~ 315,397 295,718
1.690% due 05/15/69 ~ 1,600,617 1,490,944
2.640% due 05/15/68 ~ 244,881 237,135
4.160% due 10/15/70 ~ 2,961,356 2,927,371
Navient Student Loan Trust
1.310% due 12/26/69 ~ 839,641 746,600
1.320% due 08/26/69 ~ 658,618 587,960
3.390% due 12/15/59 ~ 1,058,084 1,034,619
5.995% (SOFR + 0.714%)
due 12/26/69 ~ § 504,289 498,591
6.445% (SOFR + 1.164%)
due 06/25/69 ~ § 519,616 515,015
Neuberger Berman Loan Advisers CLO 31
Ltd. (Cayman)
6.584% (SOFR + 1.302%)
due 04/20/31 ~ § 990,088 990,761
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 1,350,000 1,343,427
Palmer Square Loan Funding Ltd. (Cayman)
6.561% (SOFR + 1.450%)
due 10/15/32 ~ § 1,050,000 1,047,617
6.640% (SOFR + 1.512%)
due 05/20/29 ~ § 2,000,000 2,003,395
6.944% (SOFR + 1.662%)
due 07/20/29 ~ § 2,500,000 2,495,461
6.963% (SOFR + 1.662%)
due 10/15/29 ~ § 4,800,000 4,809,240
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,788,837 3,878,574

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
SLM Student Loan Trust
6.171% (SOFR + 0.812%)
due 10/25/64 ~ § $ 392,375 $ 386,935
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,239,963 1,115,062
1.290% due 07/15/53 ~ 493,154 460,154
1.680% due 02/15/51 ~ 664,505 621,178
2.230% due 09/15/37 ~ 1,557,426 1,490,327
2.340% due 09/15/34 ~ 35,041 34,772
2.700% due 05/15/31 ~ 12,910 12,881
2.820% due 10/15/35 ~ 304,372 298,913
2.880% due 09/15/34 ~ 485,758 479,810
3.440% due 07/15/36 ~ 543,157 533,616
3.500% due 02/15/36 ~ 284,563 280,125
3.600% due 01/15/37 ~ 330,194 325,254
3.630% due 11/15/35 ~ 273,057 268,969
4.480% due 05/16/50 ~ 1,047,262 1,038,080
5.941% (SOFR + 0.844%)
due 01/15/53 ~ § 3,016,077 2,984,384
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 462,635 440,587
50,540,740
Total Asset-Backed Securities
    (Cost $58,195,000) 58,164,223
U.S. TREASURY OBLIGATIONS - 14.3%
U.S. Treasury Bonds - 12.5%
1.125% due 05/15/40  6,000,000 3,966,211
1.250% due 05/15/50  3,750,000 2,007,715
1.375% due 08/15/50  2,750,000 1,515,723
1.750% due 08/15/41  5,500,000 3,901,885
2.000% due 02/15/50  1,750,000 1,140,850
2.000% due 08/15/51  2,500,000 1,610,986
2.250% due 08/15/46  1,950,000 1,396,611
2.250% due 02/15/52  7,500,000 5,115,967
2.500% due 02/15/46  6,500,000 4,915,879
2.750% due 11/15/47  3,000,000 2,336,719
2.875% due 05/15/52  8,250,000 6,463,359
3.000% due 08/15/52  10,000,000 8,039,453
3.625% due 02/15/53  9,000,000 8,186,133
4.125% due 08/15/44  2,500,000 2,480,859
53,078,350
U.S. Treasury Notes - 1.8%
2.750% due 08/15/32  3,000,000 2,804,062
3.625% due 08/31/29  5,000,000 5,015,625
7,819,687
Total U.S. Treasury Obligations
    (Cost $72,263,519) 60,898,037
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 4.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$18,245,360; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $18,607,988) $ 18,243,105 $ 18,243,105
a
Total Short-Term Investments
(Cost $18,243,105) 18,243,105
TOTAL INVESTMENTS - 101.1%
(Cost $437,817,307) 429,355,015
OTHER ASSETS & LIABILITIES, NET - (1.1%) (4,548,181)
NET ASSETS - 100.0% $ 424,806,834

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 202,842,254 $ – $ 202,842,254 $ –
Senior Loan Notes 59,632,983 – 59,632,983 –
Mortgage-Backed Securities 29,574,413 – 29,574,413 –
Asset-Backed Securities 58,164,223 – 58,164,223 –
U.S. Treasury Obligations 60,898,037 – 60,898,037 –
Short-Term Investments 18,243,105 – 18,243,105 –
Total $ 429,355,015 $ – $ 429,355,015 $ –

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 39.9%
Basic Materials - 3.0%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 $ 217,245
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 337,976
4.500% due 03/15/28 ~ 415,000 413,930
5.500% due 05/02/33 ~ 705,000 725,310
5.625% due 04/01/30 ~ 2,055,000 2,137,174
ArcelorMittal SA (Luxembourg)
6.800% due 11/29/32  3,645,000 4,067,805
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 3,600,000 3,468,151
Braskem Netherlands Finance BV (Brazil)
5.875% due 01/31/50 ~ 770,000 603,657
Celanese U.S. Holdings LLC
6.050% due 03/15/25  290,000 290,740
6.330% due 07/15/29  755,000 801,250
6.379% due 07/15/32  1,075,000 1,149,819
6.700% due 11/15/33  5,250,000 5,746,777
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 3,020,000 3,204,806
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 1,510,000 1,412,408
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,385,000 1,409,038
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 2,340,000 1,800,967
Glencore Funding LLC (Australia)
6.375% due 10/06/30 ~ 3,255,000 3,540,519
6.500% due 10/06/33 ~ 23,475,000 25,909,855
Nutrien Ltd. (Canada)
5.800% due 03/27/53  670,000 711,644
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,430,000 1,286,532
6.750% due 05/02/34 ~ 1,755,000 1,887,257
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,930,000 2,668,027
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 779,924
Sociedad Quimica y Minera de Chile SA
(Chile)
3.500% due 09/10/51 ~ 2,735,000 1,934,833
6.500% due 11/07/33 ~ 1,985,000 2,141,757
Steel Dynamics, Inc.
5.375% due 08/15/34  1,810,000 1,869,331
70,516,732
Communications - 4.2%
Alibaba Group Holding Ltd. (China)
3.250% due 02/09/61  740,000 512,354
AT&T, Inc.
3.500% due 09/15/53  255,000 187,493
3.650% due 09/15/59  5,055,000 3,670,789
Baidu, Inc. (China)
3.075% due 04/07/25  705,000 699,289
Bharti Airtel Ltd. (India)
4.375% due 06/10/25 ~ 2,670,000 2,661,647
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 01/15/34 ~ 4,925,000 4,044,139
4.500% due 05/01/32  1,705,000 1,475,555
a
Principal
Amount Value
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.400% due 12/01/61  $ 2,315,000 $ 1,575,851
4.800% due 03/01/50  3,475,000 2,662,085
6.384% due 10/23/35  2,305,000 2,354,593
6.650% due 02/01/34  2,268,000 2,375,022
CommScope LLC
6.000% due 03/01/26 ~ 1,140,000 1,110,075
Corning, Inc.
5.450% due 11/15/79  1,915,000 1,898,538
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 234,251
4.500% due 11/15/31 ~ 3,825,000 2,787,722
4.625% due 12/01/30 ~ 3,625,000 1,842,599
DISH DBS Corp.
5.125% due 06/01/29  405,000 272,104
5.250% due 12/01/26 ~ 690,000 638,939
5.750% due 12/01/28 ~ 1,285,000 1,125,141
Empresa Nacional de Telecomunicaciones
SA (Chile)
3.050% due 09/14/32 ~ 535,000 458,156
Expedia Group, Inc.
2.950% due 03/15/31  7,195,000 6,550,648
6.250% due 05/01/25 ~ 340,000 340,909
MercadoLibre, Inc. (Brazil)
3.125% due 01/14/31  945,000 857,013
Millicom International Cellular SA
(Guatemala)
4.500% due 04/27/31 ~ 955,000 861,615
Motorola Solutions, Inc.
5.400% due 04/15/34  2,835,000 2,960,163
Netflix, Inc.
4.875% due 06/15/30 ~ 11,605,000 11,976,153
4.900% due 08/15/34  435,000 450,111
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 990,000 943,518
Prosus NV (China)
3.061% due 07/13/31 ~ 4,120,000 3,637,751
3.832% due 02/08/51 ~ 450,000 316,970
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,824,425
T-Mobile USA, Inc.
2.550% due 02/15/31  2,510,000 2,237,832
2.625% due 02/15/29  1,290,000 1,202,676
2.700% due 03/15/32  8,100,000 7,146,757
2.875% due 02/15/31  950,000 864,602
3.375% due 04/15/29  480,000 461,066
3.875% due 04/15/30  2,600,000 2,529,102
4.700% due 01/15/35  10,000 9,969
Tencent Holdings Ltd. (China)
3.290% due 06/03/60 ~ 1,965,000 1,373,621
Time Warner Cable LLC
4.500% due 09/15/42  2,115,000 1,621,570
5.500% due 09/01/41  125,000 108,440
6.550% due 05/01/37  520,000 514,917
6.750% due 06/15/39  6,155,000 6,166,799
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 5,925,000 5,885,210
4.800% due 09/15/34  1,250,000 1,249,050

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Ziff Davis, Inc.
4.625% due 10/15/30 ~ $ 2,130,000 $ 2,002,669
97,679,898
Consumer, Cyclical - 4.0%
American Airlines Pass-Through Trust
Class A
3.600% due 04/15/31  1,691,538 1,563,944
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,635,000 1,633,639
American Builders & Contractors Supply
Co., Inc.
3.875% due 11/15/29 ~ 460,000 430,431
AutoNation, Inc.
3.850% due 03/01/32  1,905,000 1,757,927
AutoZone, Inc.
4.000% due 04/15/30  3,015,000 2,961,403
BorgWarner, Inc.
5.400% due 08/15/34  960,000 980,744
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 670,000 693,476
Carnival Corp.
4.000% due 08/01/28 ~ 1,140,000 1,101,774
5.750% due 03/01/27 ~ 1,795,000 1,819,012
Choice Hotels International, Inc.
5.850% due 08/01/34  525,000 541,651
Daimler Truck Finance North America LLC
(Germany)
5.500% due 09/20/33 ~ 1,910,000 1,999,389
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 93,750 93,195
4.750% due 10/20/28 ~ 2,385,000 2,382,880
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,850,000 1,415,239
Dollar General Corp.
3.500% due 04/03/30  1,245,000 1,172,422
DR Horton, Inc.
5.000% due 10/15/34  1,605,000 1,628,118
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,550,000 1,305,258
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 603,686
4.125% due 08/17/27  1,590,000 1,549,026
5.125% due 06/16/25  295,000 294,954
6.800% due 05/12/28  380,000 398,279
7.122% due 11/07/33  1,065,000 1,151,754
Forestar Group, Inc.
3.850% due 05/15/26 ~ 835,000 817,114
General Motors Co.
5.000% due 04/01/35  2,515,000 2,438,318
5.600% due 10/15/32  555,000 572,701
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 543,797
3.100% due 01/12/32  3,920,000 3,430,505
6.100% due 01/07/34  290,000 302,138
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
6.625% due 01/15/32 ~ 2,225,000 2,253,803
Home Depot, Inc.
4.950% due 06/25/34  1,020,000 1,060,820
Hyundai Capital America
5.400% due 06/24/31 ~ 645,000 669,237
a
Principal
Amount Value
6.100% due 09/21/28 ~ $ 5,150,000 $ 5,435,774
Lear Corp.
3.550% due 01/15/52  2,700,000 1,898,101
Lithia Motors, Inc.
4.375% due 01/15/31 ~ 1,130,000 1,052,345
Marriott International, Inc.
5.300% due 05/15/34  1,500,000 1,546,253
MDC Holdings, Inc.
6.000% due 01/15/43  90,000 95,879
Meritage Homes Corp.
3.875% due 04/15/29 ~ 1,630,000 1,559,179
MGM Resorts International
6.500% due 04/15/32  1,825,000 1,860,953
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 368,500 373,358
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 535,000 535,368
5.875% due 02/15/27 ~ 4,555,000 4,574,190
Newell Brands, Inc.
5.700% due 04/01/26  5,000 5,017
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 860,000 911,523
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~ 2,345,000 2,306,485
NVR, Inc.
3.000% due 05/15/30  1,415,000 1,311,335
Phinia, Inc.
6.750% due 04/15/29 ~ 555,000 573,458
Royal Caribbean Cruises Ltd.
5.500% due 04/01/28 ~ 1,150,000 1,165,300
5.625% due 09/30/31 ~ 2,235,000 2,265,731
6.000% due 02/01/33 ~ 5,700,000 5,847,111
6.250% due 03/15/32 ~ 1,200,000 1,245,557
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 665,000 654,609
U.S. Airways Pass-Through Trust Class A
3.950% due 05/15/27  2,271,259 2,243,313
United Airlines Pass-Through Trust Class A
3.700% due 09/01/31  2,410,393 2,215,949
5.800% due 07/15/37  1,114,529 1,174,077
United Airlines, Inc.
4.625% due 04/15/29 ~ 1,580,000 1,527,732
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 5,090,000 5,456,793
Warnermedia Holdings, Inc.
5.391% due 03/15/62  3,255,000 2,496,119
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 1,020,000 1,029,368
6.875% due 04/23/32 ~ 1,210,000 1,215,025
92,142,536
Consumer, Non-Cyclical - 3.0%
Amgen, Inc.
5.750% due 03/02/63  1,895,000 2,001,816
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
4.350% due 06/01/40  635,000 600,028
Ashtead Capital, Inc. (United Kingdom)
5.800% due 04/15/34 ~ 1,235,000 1,291,478
5.950% due 10/15/33 ~ 1,570,000 1,654,678
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 310,000 242,883

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BRF SA (Brazil)
5.750% due 09/21/50 ~ $ 2,290,000 $ 1,987,861
Centene Corp.
2.625% due 08/01/31  4,365,000 3,746,361
3.000% due 10/15/30  3,945,000 3,534,531
3.375% due 02/15/30  1,790,000 1,650,866
4.625% due 12/15/29  535,000 523,908
CVS Health Corp.
2.125% due 09/15/31  420,000 355,012
CVS Pass-Through Trust
6.036% due 12/10/28  1,245,929 1,267,455
Equifax, Inc.
2.600% due 12/15/25  1,080,000 1,056,066
Global Payments, Inc.
5.400% due 08/15/32  3,965,000 4,072,414
HCA, Inc.
4.625% due 03/15/52  1,905,000 1,654,871
5.450% due 09/15/34  360,000 370,557
5.500% due 06/01/33  2,545,000 2,643,690
5.600% due 04/01/34  5,340,000 5,566,541
Icon Investments Six DAC
6.000% due 05/08/34  425,000 452,329
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.750% due 12/01/31  3,010,000 2,770,258
6.750% due 03/15/34 ~ 380,000 421,238
7.250% due 11/15/53 ~ 3,795,000 4,429,630
Kimberly-Clark de Mexico SAB de CV
(Mexico)
2.431% due 07/01/31 ~ 355,000 314,837
Kroger Co.
5.500% due 09/15/54  985,000 992,030
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 1,760,000 1,565,064
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,860,000 1,653,008
Roche Holdings, Inc.
4.985% due 03/08/34 ~ 3,280,000 3,421,100
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 300,000 269,057
Teva Pharmaceutical Finance Co. LLC
(Israel)
6.150% due 02/01/36  425,000 438,030
Teva Pharmaceutical Finance Netherlands
III BV (Israel)
3.150% due 10/01/26  7,845,000 7,546,551
4.100% due 10/01/46  9,230,000 6,868,651
4.750% due 05/09/27  530,000 523,195
8.125% due 09/15/31  340,000 390,236
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,275,000 2,353,936
Viatris, Inc.
4.000% due 06/22/50  375,000 269,108
68,899,274
Energy - 4.3%
Aker BP ASA (Norway)
due 10/01/34 # ~ 655,000 647,511
4.000% due 01/15/31 ~ 3,285,000 3,120,815
6.000% due 06/13/33 ~ 2,745,000 2,878,104
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 1,565,000 1,560,789
Cheniere Energy Partners LP
3.250% due 01/31/32  550,000 492,264
a
Principal
Amount Value
5.950% due 06/30/33  $ 5,710,000 $ 6,046,011
Continental Resources, Inc.
2.875% due 04/01/32 ~ 6,980,000 5,900,021
5.750% due 01/15/31 ~ 5,720,000 5,854,418
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,635,179
6.750% due 09/15/37 ~ 1,000,000 1,106,700
Devon Energy Corp.
4.500% due 01/15/30  1,280,000 1,269,143
Ecopetrol SA (Colombia)
8.375% due 01/19/36  1,465,000 1,498,878
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,140,910
5.875% due 03/30/31 ~ 1,185,000 1,015,204
Energy Transfer LP
5.300% due 04/15/47  2,965,000 2,796,279
5.550% due 05/15/34  885,000 916,950
5.600% due 09/01/34  1,300,000 1,351,571
5.750% due 02/15/33  3,000,000 3,139,977
6.550% due 12/01/33  2,100,000 2,319,855
EQM Midstream Partners LP
6.375% due 04/01/29 ~ 1,630,000 1,684,242
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,360
3.900% due 10/01/27  590,000 580,216
5.000% due 01/15/29  450,000 455,550
5.750% due 02/01/34  2,530,000 2,601,822
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 493,507
Helmerich & Payne, Inc.
5.500% due 12/01/34 ~ 4,315,000 4,205,249
Leviathan Bond Ltd. (Israel)
6.125% due 06/30/25 ~ 2,530,000 2,493,099
Occidental Petroleum Corp.
5.550% due 10/01/34  235,000 238,747
6.450% due 09/15/36  2,215,000 2,393,850
7.875% due 09/15/31  367,000 425,072
Ovintiv, Inc.
6.250% due 07/15/33  715,000 757,135
6.500% due 08/15/34  1,485,000 1,604,345
Permian Resources Operating LLC
6.250% due 02/01/33 ~ 3,015,000 3,065,863
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 1,105,000 1,170,240
6.950% due 03/05/54 ~ 785,000 838,348
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,755,000 1,176,706
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 2,030,000 1,736,035
SM Energy Co.
6.750% due 08/01/29 ~ 975,000 979,801
7.000% due 08/01/32 ~ 985,000 989,482
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 670,000 608,173
Targa Resources Corp.
5.500% due 02/15/35  400,000 412,112
6.500% due 03/30/34  7,740,000 8,557,549
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  170,000 160,104
6.500% due 07/15/27  265,000 268,520
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 3,685,000 2,732,722

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Var Energi ASA (Norway)
8.000% due 11/15/32 ~ $ 2,490,000 $ 2,890,236
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,885,000 1,692,078
4.125% due 08/15/31 ~ 755,000 702,542
Viper Energy, Inc.
7.375% due 11/01/31 ~ 550,000 582,163
Western Midstream Operating LP
5.250% due 02/01/50  600,000 544,624
5.300% due 03/01/48  130,000 118,164
5.500% due 08/15/48  960,000 891,494
6.150% due 04/01/33  2,525,000 2,671,165
Whistler Pipeline LLC
5.700% due 09/30/31 ~ 595,000 616,280
5.950% due 09/30/34 ~ 665,000 688,948
Williams Cos., Inc.
7.500% due 01/15/31  2,307,000 2,631,978
99,373,100
Financial - 13.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 510,272
3.400% due 10/29/33  11,155,000 9,873,967
5.100% due 01/19/29  1,575,000 1,610,407
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 950,000 1,001,958
Air Lease Corp.
3.125% due 12/01/30  3,270,000 2,994,551
3.750% due 06/01/26  2,905,000 2,873,877
Aircastle Ltd.
2.850% due 01/26/28 ~ 3,125,000 2,924,517
5.950% due 02/15/29 ~ 355,000 367,925
6.500% due 07/18/28 ~ 5,140,000 5,394,118
American Homes 4 Rent LP
3.375% due 07/15/51  385,000 272,650
American Tower Corp.
5.900% due 11/15/33  5,240,000 5,634,780
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 6,845,000 6,496,733
3.950% due 07/15/26 ~ 1,065,000 1,036,237
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,700,000 2,793,361
ARES Capital Corp.
2.150% due 07/15/26  3,695,000 3,513,078
Arthur J Gallagher & Co.
5.450% due 07/15/34  585,000 609,965
Athene Holding Ltd.
3.500% due 01/15/31  5,055,000 4,709,311
5.875% due 01/15/34  3,630,000 3,801,493
Aviation Capital Group LLC
6.375% due 07/15/30 ~ 6,080,000 6,519,496
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 2,325,000 2,173,674
Banco Santander Chile (Chile)
2.700% due 01/10/25 ~ 1,270,000 1,260,781
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 860,000 861,824
Banco Santander SA (Spain)
1.849% due 03/25/26  1,200,000 1,154,106
2.958% due 03/25/31  1,200,000 1,089,812
a
Principal
Amount Value
Bangkok Bank PCL (Thailand)
5.650% due 07/05/34 ~ $ 610,000 $ 641,663
Bank of America Corp.
2.592% due 04/29/31  1,320,000 1,197,632
2.972% due 02/04/33  960,000 860,146
3.419% due 12/20/28  1,967,000 1,913,946
3.974% due 02/07/30  660,000 648,645
5.288% due 04/25/34  2,850,000 2,964,100
5.872% due 09/15/34  9,050,000 9,767,913
6.204% due 11/10/28  1,690,000 1,784,309
Barclays PLC (United Kingdom)
6.224% due 05/09/34  2,320,000 2,500,408
BBVA Bancomer SA (Mexico)
1.875% due 09/18/25 ~ 1,200,000 1,168,217
5.250% due 09/10/29 ~ 1,065,000 1,081,028
Blackstone Secured Lending Fund
2.125% due 02/15/27  2,150,000 2,004,333
Blue Owl Capital Corp.
2.625% due 01/15/27  2,725,000 2,572,520
2.875% due 06/11/28  4,325,000 3,964,236
Blue Owl Finance LLC
6.250% due 04/18/34 ~ 3,035,000 3,179,622
Blue Owl Technology Finance Corp.
2.500% due 01/15/27  1,645,000 1,531,186
3.750% due 06/17/26 ~ 1,600,000 1,541,090
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 3,135,000 3,003,933
2.219% due 06/09/26 ~ 930,000 912,317
4.375% due 03/01/33 ~ 970,000 944,842
4.400% due 08/14/28 ~ 1,265,000 1,258,997
4.625% due 03/13/27 ~ 555,000 553,426
5.125% due 01/13/29 ~ 1,150,000 1,174,813
5.176% due 01/09/30 ~ 2,615,000 2,683,977
5.198% due 01/10/30 ~ 920,000 942,187
Brighthouse Financial, Inc.
5.625% due 05/15/30  2,205,000 2,289,167
CaixaBank SA (Spain)
6.840% due 09/13/34 ~ 1,505,000 1,680,073
Capital One Financial Corp.
6.377% due 06/08/34  3,655,000 3,949,965
Citigroup, Inc.
3.106% due 04/08/26  655,000 648,664
3.980% due 03/20/30  720,000 705,335
5.500% due 09/13/25  515,000 518,280
CNA Financial Corp.
5.125% due 02/15/34  460,000 470,721
CNO Financial Group, Inc.
5.250% due 05/30/29  1,410,000 1,428,141
Credit Agricole SA (France)
4.000% due 01/10/33 ~ 455,000 438,319
6.251% due 01/10/35 ~ 9,550,000 10,196,228
Danske Bank AS (Denmark)
due 10/02/30 # ~ 990,000 989,210
Deutsche Bank AG (Germany)
2.129% due 11/24/26  2,900,000 2,809,295
3.729% due 01/14/32  4,535,000 4,071,211
7.079% due 02/10/34  2,505,000 2,699,205
EPR Properties
3.600% due 11/15/31  675,000 602,316
Equinix, Inc.
2.150% due 07/15/30  3,125,000 2,762,964
Extra Space Storage LP
2.350% due 03/15/32  655,000 553,178

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.900% due 01/15/31  $ 1,375,000 $ 1,459,309
Fidelity National Financial, Inc.
3.400% due 06/15/30  7,045,000 6,565,558
FS KKR Capital Corp.
3.400% due 01/15/26  2,975,000 2,901,419
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  1,260,000 1,115,748
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 526,597
5.950% due 01/15/27  326,000 338,041
6.750% due 10/01/37  2,955,000 3,404,171
Host Hotels & Resorts LP
5.500% due 04/15/35  3,320,000 3,369,496
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  1,380,000 1,344,971
4.762% due 03/29/33  2,585,000 2,549,865
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 236,432
6.625% due 06/20/33 ~ 1,525,000 1,668,030
7.200% due 11/28/33 ~ 3,540,000 4,034,302
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 696,287
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,930,000 1,832,394
Jefferies Financial Group, Inc.
6.200% due 04/14/34  745,000 797,861
6.250% due 01/15/36  3,960,000 4,285,157
JPMorgan Chase & Co.
2.522% due 04/22/31  2,660,000 2,417,217
2.739% due 10/15/30  1,560,000 1,445,600
2.956% due 05/13/31  2,215,000 2,037,875
4.452% due 12/05/29  915,000 919,439
4.912% due 07/25/33  6,300,000 6,436,763
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 1,095,000 808,112
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 515,000 516,555
Macquarie Bank Ltd. (Australia)
3.231% due 03/21/25 ~ 1,855,000 1,841,740
Main Street Capital Corp.
6.950% due 03/01/29  545,000 568,867
Mitsubishi UFJ Financial Group, Inc.
(Japan)
2.309% due 07/20/32  1,780,000 1,545,558
Morgan Stanley
2.188% due 04/28/26  870,000 856,555
2.484% due 09/16/36  6,450,000 5,399,055
2.699% due 01/22/31  1,415,000 1,296,562
3.622% due 04/01/31  3,040,000 2,919,793
5.164% due 04/20/29  2,045,000 2,102,613
5.424% due 07/21/34  1,315,000 1,371,906
5.831% due 04/19/35  1,660,000 1,783,739
5.942% due 02/07/39  2,555,000 2,683,592
6.342% due 10/18/33  2,440,000 2,714,309
Mutual of Omaha Insurance Co.
6.800% due 06/15/36 ~ 1,000,000 1,101,759
NatWest Group PLC (United Kingdom)
4.892% due 05/18/29  360,000 363,857
5.076% due 01/27/30  1,840,000 1,874,867
Navient Corp.
5.000% due 03/15/27  1,785,000 1,770,627
a
Principal
Amount Value
Penn Mutual Life Insurance Co.
6.650% due 06/15/34 ~ $ 2,170,000 $ 2,359,478
PNC Financial Services Group, Inc.
5.068% due 01/24/34  920,000 933,205
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 ~ 315,000 302,661
3.625% due 03/01/29 ~ 2,915,000 2,743,324
3.875% due 03/01/31 ~ 6,105,000 5,626,491
4.000% due 10/15/33 ~ 5,070,000 4,533,242
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,720,000 1,630,756
SBA Communications Corp.
3.125% due 02/01/29  1,085,000 1,003,755
Societe Generale SA (France)
2.625% due 01/22/25 ~ 2,935,000 2,910,394
3.653% due 07/08/35 ~ 4,340,000 3,892,712
6.066% due 01/19/35 ~ 1,990,000 2,076,594
7.132% due 01/19/55 ~ 2,185,000 2,227,863
Standard Chartered PLC (United Kingdom)
2.819% due 01/30/26 ~ 2,895,000 2,870,803
3.265% due 02/18/36 ~ 6,670,000 5,979,172
6.296% due 07/06/34 ~ 3,105,000 3,365,434
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,803,927
Sumitomo Mitsui Financial Group, Inc.
(Japan)
3.040% due 07/16/29  2,255,000 2,125,093
Synchrony Financial
5.935% due 08/02/30  1,690,000 1,736,992
Truist Financial Corp.
5.867% due 06/08/34  1,130,000 1,201,735
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 736,972
3.091% due 05/14/32 ~ 2,240,000 2,020,957
4.194% due 04/01/31 ~ 3,155,000 3,082,214
4.751% due 05/12/28 ~ 675,000 679,423
5.699% due 02/08/35 ~ 1,270,000 1,341,081
6.442% due 08/11/28 ~ 680,000 715,500
6.537% due 08/12/33 ~ 1,885,000 2,081,798
9.016% due 11/15/33 ~ 2,780,000 3,515,006
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,585,000 2,472,739
5.459% due 06/30/35 ~ 455,000 447,864
VICI Properties LP
5.125% due 05/15/32  5,965,000 5,994,372
311,400,806
Industrial - 4.0%
Amphenol Corp.
5.250% due 04/05/34  780,000 815,227
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 1,605,000 1,520,850
5.300% due 03/26/34 ~ 4,340,000 4,515,404
Boeing Co.
2.196% due 02/04/26  485,000 467,232
3.750% due 02/01/50  690,000 485,457
5.150% due 05/01/30  2,750,000 2,757,535
5.705% due 05/01/40  4,460,000 4,354,478
5.805% due 05/01/50  6,965,000 6,733,401
5.930% due 05/01/60  155,000 148,614
6.298% due 05/01/29 ~ 895,000 941,929
6.388% due 05/01/31 ~ 710,000 755,249
6.528% due 05/01/34 ~ 730,000 783,759

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.858% due 05/01/54 ~ $ 4,060,000 $ 4,459,244
7.008% due 05/01/64 ~ 1,170,000 1,290,000
Bombardier, Inc. (Canada)
7.000% due 06/01/32 ~ 1,135,000 1,188,556
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 12,995,000 11,972,323
5.125% due 06/08/26 ~ 2,340,000 2,306,369
Embraer Netherlands Finance BV (Brazil)
7.000% due 07/28/30 ~ 1,720,000 1,874,203
Empresa de los Ferrocarriles del Estado
(Chile)
3.068% due 08/18/50 ~ 620,000 402,834
GATX Corp.
6.050% due 03/15/34  630,000 679,217
6.050% due 06/05/54  640,000 692,605
Ingersoll Rand, Inc.
5.700% due 08/14/33  2,770,000 2,968,849
Jabil, Inc.
3.000% due 01/15/31  1,990,000 1,785,623
5.450% due 02/01/29  500,000 514,975
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  2,450,000 2,608,302
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,670,000 1,800,766
Mohawk Industries, Inc.
5.850% due 09/18/28  1,655,000 1,746,177
Nordson Corp.
5.800% due 09/15/33  1,285,000 1,387,071
Owens Corning
5.700% due 06/15/34  690,000 732,945
7.000% due 12/01/36  3,525,000 4,102,786
RTX Corp.
5.150% due 02/27/33  4,600,000 4,784,004
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,245,000 1,141,212
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 2,565,000 2,491,952
TD SYNNEX Corp.
6.100% due 04/12/34  3,345,000 3,541,366
Textron, Inc.
6.100% due 11/15/33  5,285,000 5,728,982
Trimble, Inc.
6.100% due 03/15/33  2,600,000 2,807,960
Veralto Corp.
5.450% due 09/18/33  3,805,000 3,993,854
91,281,310
Technology - 2.9%
Atlassian Corp.
5.250% due 05/15/29  1,740,000 1,799,844
5.500% due 05/15/34  4,705,000 4,925,926
Broadcom, Inc.
3.137% due 11/15/35 ~ 1,405,000 1,202,011
3.187% due 11/15/36 ~ 14,320,000 12,142,627
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  7,180,000 6,576,166
5.550% due 08/22/34  1,740,000 1,782,440
Entegris, Inc.
4.750% due 04/15/29 ~ 3,575,000 3,526,202
Fiserv, Inc.
5.625% due 08/21/33  3,885,000 4,116,843
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  2,445,000 2,671,279
a
Principal
Amount Value
Leidos, Inc.
5.750% due 03/15/33  $ 3,500,000 $ 3,684,161
Microchip Technology, Inc.
5.050% due 03/15/29  2,730,000 2,804,470
Micron Technology, Inc.
5.875% due 09/15/33  12,580,000 13,462,461
Oracle Corp.
2.875% due 03/25/31  1,830,000 1,665,707
4.100% due 03/25/61  2,145,000 1,688,702
6.250% due 11/09/32  1,940,000 2,147,295
Western Digital Corp.
2.850% due 02/01/29  1,315,000 1,200,051
4.750% due 02/15/26  940,000 935,633
66,331,818
Utilities - 1.0%
AES Corp.
3.950% due 07/15/30 ~ 2,390,000 2,285,282
Boston Gas Co.
3.001% due 08/01/29 ~ 410,000 380,602
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 2,200,000 2,016,520
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 3,151,335 3,200,644
Duke Energy Corp.
5.450% due 06/15/34  1,840,000 1,921,419
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 501,428
Enel Finance International NV (Italy)
6.800% due 09/15/37 ~ 2,100,000 2,386,353
Entergy Corp.
2.800% due 06/15/30  650,000 594,222
IPALCO Enterprises, Inc.
4.250% due 05/01/30  610,000 590,041
Lightning Power LLC
7.250% due 08/15/32 ~ 1,260,000 1,326,020
NRG Energy, Inc.
4.450% due 06/15/29 ~ 1,810,000 1,770,985
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 306,773
3.250% due 06/01/31  1,290,000 1,175,095
4.300% due 03/15/45  1,835,000 1,536,614
Southern Co.
5.700% due 03/15/34  1,335,000 1,433,428
Transelec SA (Chile)
4.250% due 01/14/25 ~ 885,000 884,026
22,309,452
Total Corporate Bonds & Notes
    (Cost $872,950,909) 919,934,926
CONVERTIBLE CORPORATE BONDS & NOTES - 0.6%
Communications - 0.2%
DISH Network Corp.
3.375% due 08/15/26  4,500,000 3,644,350
18.936% due 12/15/25  1,805,000 1,572,717
5,217,067
Consumer, Cyclical - 0.1%
Carnival Corp.
5.750% due 12/01/27  430,000 693,321

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Southwest Airlines Co.
1.250% due 05/01/25  $ 980,000 $ 990,955
1,684,276
Consumer, Non-Cyclical - 0.2%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27  3,925,000 3,745,431
Utilities - 0.1%
PPL Capital Funding, Inc.
2.875% due 03/15/28  2,995,000 3,179,941
Total Convertible Corporate Bonds & Notes
    (Cost $12,352,623) 13,826,715
SENIOR LOAN NOTES - 1.2%
Basic Materials - 0.2%
Asplundh Tree Expert LLC Term B
due 05/23/31 § ∞ 3,348,240 3,354,779
Consumer, Cyclical - 0.6%
Hilton Domestic Operating Co., Inc. Term
B4
7.026% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,914,536
Hilton Grand Vacations Borrower LLC
Term B
due 08/02/28 § ∞ 175,327 174,538
7.497% (SOFR + 2.250%)
due 01/17/31 § 4,354,716 4,331,126
Resideo Funding, Inc. Term B
7.252% (SOFR + 2.000%)
due 02/11/28 § 530,621 531,948
7.301% (SOFR + 2.000%)
due 06/13/31 ± § 2,405,190 2,417,216
Wyndham Hotels & Resorts, Inc. Term B
6.997% (SOFR + 1.750%)
due 05/24/30 § 5,394,249 5,399,428
14,768,792
Consumer, Non-Cyclical - 0.2%
Trans Union LLC Term B8
6.997% (SOFR + 1.750%)
due 06/24/31 § 5,454,748 5,452,473
Industrial - 0.2%
Summit Materials LLC Term B2
7.054% (SOFR + 1.750%)
due 01/12/29 § 3,820,401 3,840,527
Total Senior Loan Notes
    (Cost $27,426,922) 27,416,571
MORTGAGE-BACKED SECURITIES - 17.3%
Collateralized Mortgage Obligations - Commercial - 2.0%
Bank
2.978% due 11/15/62  600,000 555,018
5.203% due 02/15/56  1,020,000 1,056,479
5.745% due 08/15/56  525,000 567,238
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 249,335
a
Principal
Amount Value
BPR Trust
6.995% (SOFR + 1.898%)
due 04/15/37 ~ § $ 100,000 $ 100,457
BX Trust
6.588% (SOFR + 1.491%)
due 07/15/29 ~ § 500,000 500,782
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,461,451 1,422,266
3.102% due 12/15/72  1,870,000 1,751,816
CSMC Trust
3.304% due 09/15/37 ~ 183,088 163,681
3.953% due 09/15/37 ~ 5,800,000 5,190,575
4.373% due 09/15/37 ~ 1,700,000 872,950
DBJPM Mortgage Trust
2.890% due 08/10/49  1,005,000 970,173
Extended Stay America Trust
6.291% (SOFR + 1.194%)
due 07/15/38 ~ § 3,831,452 3,829,751
7.461% (SOFR + 2.364%)
due 07/15/38 ~ § 4,420,426 4,435,376
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
0.294% due 07/25/33 ± § Ω 7,993,269 105,350
0.352% due 06/25/32 § 22,513,177 391,795
0.403% due 03/25/32 § 6,889,975 136,759
0.419% due 05/25/33 ± § Ω 19,997,197 433,258
0.450% due 04/25/55 § 13,178,366 302,936
0.489% due 06/25/32 § 18,286,115 469,860
0.494% due 12/25/31 ± § Ω 14,913,848 306,662
0.578% due 02/25/36 ± § Ω 4,969,140 183,364
0.609% due 03/25/31 ± § Ω 16,817,691 444,272
0.648% due 12/25/27 ± § Ω 5,941,089 87,013
0.739% due 10/25/26 ± § Ω 15,801,140 154,987
0.808% due 12/25/30 ± § Ω 11,177,426 406,475
0.862% due 03/25/28 ± § Ω 6,040,298 103,083
1.012% due 06/25/29 ± § Ω 7,158,089 245,691
1.362% due 06/25/27 ± § Ω 1,429,433 31,709
1.403% due 07/25/26 ± § Ω 4,872,185 82,599
1.439% due 01/25/30 ± § Ω 3,294,430 192,051
Government National Mortgage Association
(IO)
0.052% due 10/16/48 ± § Ω 4,276,392 5,112
0.329% due 01/16/53 ± § Ω 23,113,662 227,033
0.446% due 08/16/58 ± § Ω 1,196,117 27,785
0.504% due 04/16/57 ± § Ω 1,562,386 44,065
0.520% due 12/16/59 ± § Ω 1,581,477 53,231
0.526% due 02/16/59 ± § Ω 1,815,269 55,189
0.566% due 01/16/63 ± § Ω 4,782,810 212,094
0.567% due 07/16/58 ± § Ω 855,039 22,692
0.568% due 11/16/47 ± § Ω 7,199,072 138,106
0.571% due 02/16/62 ± § Ω 3,346,119 155,083
0.611% due 06/16/64 ± § Ω 5,995,409 347,021
0.640% due 02/16/61 ± § Ω 2,090,524 102,216
0.686% due 11/16/55 ± § Ω 5,348,847 137,569
0.802% due 01/16/61 § 11,935,412 706,461
0.826% due 05/16/63 ± § Ω 4,518,952 276,048
0.839% due 05/16/60 ± § Ω 1,673,210 94,494
0.873% due 10/16/62 ± § Ω 2,626,944 164,678
0.913% due 11/16/60 ± § Ω 5,495,839 356,873
1.422% due 10/16/60 § 29,694,388 2,688,147
GS Mortgage Securities Corp. Trust
3.668% due 03/05/33 ~ § 1,310,000 1,161,245

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GS Mortgage Securities Trust
2.911% due 02/13/53  $ 1,552,462 $ 1,427,284
3.164% due 05/10/50  1,473,573 1,418,630
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,700,000 1,643,782
LEX Mortgage Trust
4.874% due 10/13/33 ~ § 500,000 500,874
SCOTT Trust
5.910% due 03/10/40 ~ 170,000 175,425
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 5,314,000 5,112,038
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 § 3,830,000 3,716,053
46,712,989
Collateralized Mortgage Obligations - Residential - 2.8%
ATLX Trust
3.850% due 04/25/64 ~ § 872,237 846,254
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,150,164
CSMC Trust
1.101% due 05/25/66 ~ § 709,778 616,843
2.000% due 01/25/60 ~ 1,218,334 1,088,441
2.976% due 07/25/57 ~ § 9,880,000 9,283,070
Federal Home Loan Mortgage Corp.
REMICS (IO)
0.493% (5.836% - SOFR)
due 10/15/41 ± § Ω 182,732 21,575
0.543% (5.886% - SOFR)
due 05/15/44 ± § Ω 957,733 109,286
0.573% (5.916% - SOFR)
due 09/15/37 ± § Ω 521,278 55,422
0.593% (5.936% - SOFR)
due 08/15/39 ± § Ω 476,566 50,070
0.773% (6.116% - SOFR)
due 01/15/40 ± § Ω 90,331 8,101
0.793% (6.136% - SOFR)
due 09/15/42 ± § Ω 304,811 25,065
0.833% (6.176% - SOFR)
due 11/15/36 ± § Ω 166,604 19,037
3.000% due 12/15/31 ± Ω 97,452 3,426
3.500% due 06/15/27 ± Ω 242,814 5,043
Federal National Mortgage Association
Connecticut Avenue Securities Trust
6.380% (SOFR + 1.100%)
due 02/25/44 ~ § 942,965 943,780
Federal National Mortgage Association
Interest STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 412,464 8,798
3.500% due 11/25/41 ± Ω 539,785 78,246
4.000% due 11/25/41 ± Ω 892,634 161,747
4.500% due 11/25/39 ± Ω 115,932 21,354
5.000% due 01/25/38 - 01/25/39 ± Ω 311,511 53,657
5.000% due 01/25/39 ± § Ω 80,722 14,597
5.500% due 01/25/39 ± § Ω 75,506 15,056
6.000% due 01/25/38 - 07/25/38 ± Ω 313,600 63,469
Federal National Mortgage Association
REMICS (IO)
0.755% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,617,844 243,407
1.085% (6.366% - SOFR)
due 04/25/40 ± § Ω 209,643 26,717
1.198% due 10/25/35 ± § Ω 126,086 4,896
a
Principal
Amount Value
1.205% (6.486% - SOFR)
due 07/25/42 ± § Ω $ 68,606 $ 9,109
1.255% (6.536% - SOFR)
due 03/25/42 ± § Ω 419,627 32,996
1.381% due 03/25/36 ± § Ω 74,705 2,902
1.991% due 07/25/36 ± § Ω 135,659 5,232
3.000% due 04/25/32 - 09/25/32 ± Ω 266,017 10,446
3.500% due 07/25/28 ± Ω 168,030 4,751
4.500% due 09/25/48 ± Ω 1,790,108 237,848
5.500% due 06/25/44 ± Ω 420,002 34,866
5.707% due 12/25/36 ± § Ω 579,754 27,899
GITSIT Mortgage Loan Trust
7.466% due 06/25/54 ~ § 1,824,608 1,862,296
Government National Mortgage Association
REMICS (IO)
0.889% (5.986% - SOFR)
due 08/16/42 ± § Ω 348,926 46,493
0.939% (6.036% - SOFR)
due 06/16/43 ± § Ω 267,946 15,314
0.989% (6.086% - SOFR)
due 10/16/42 ± § Ω 470,155 62,831
1.389% (6.486% - SOFR)
due 04/16/42 ± § Ω 948,448 161,065
1.405% (6.366% - SOFR)
due 04/20/40 ± § Ω 50,237 6,709
1.475% (6.436% - SOFR)
due 06/20/40 ± § Ω 936,627 134,964
3.500% due 05/20/43 - 04/20/50 ± Ω 2,065,406 369,696
3.500% due 07/20/50 5,636,343 1,029,827
4.000% due 04/16/45 - 01/16/46 ± Ω 1,176,167 197,803
4.000% due 02/16/50 7,940,227 1,527,177
4.500% due 09/16/45 - 06/20/52 20,798,021 3,983,719
5.000% due 05/16/43 ± Ω 4,455,712 432,931
5.000% due 10/20/44 2,524,985 537,162
5.767% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 895,999 891,926
5.967% (SOFR + 0.614%)
due 03/20/61 § 259,602 259,331
6.462% (SOFR + 1.114%)
due 05/20/60 ± § Ω 69,811 69,478
Legacy Mortgage Asset Trust
2.250% due 07/25/67 ~ § 3,041,204 3,020,244
4.750% due 04/25/61 ~ § 1,611,605 1,624,284
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 559,508
2.500% due 11/25/60 ~ § 700,000 615,982
3.750% due 05/25/58 ~ § 244,631 239,801
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 3,048,373 2,899,618
6.664% due 03/25/39 ~ § 1,655,000 1,684,867
NLT Trust
3.200% due 10/25/62 ~ § 1,319,184 1,201,148
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,250,240 2,145,474
5.268% due 09/25/39 ~ § 770,000 772,194
6.509% due 05/25/39 ~ § 1,670,000 1,695,994
PRET LLC
6.996% due 07/25/54 ~ § 584,854 592,257
PRKCM Trust
2.071% due 11/25/56 ~ § 899,691 795,511
PRPM LLC
due 09/25/29 # ~ § 310,000 311,862
3.750% due 03/25/54 ~ § 998,022 974,548
4.000% due 11/25/53 ~ § 2,130,979 2,084,659

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.200% due 12/25/64 ~ § $ 2,257,737 $ 2,218,458
6.959% due 02/25/29 ~ § 1,813,220 1,823,242
7.026% due 03/25/29 ~ § 936,934 944,481
RCO VII Mortgage LLC
7.021% due 01/25/29 ~ § 2,711,204 2,732,645
Redwood Funding Trust
7.500% due 07/25/59 ~ § 640,016 640,927
7.745% due 12/25/54 ~ § 474,722 482,600
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,107,146
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 521,035 500,905
3.750% due 12/25/58 ~ § 505,000 469,041
TVC Mortgage Trust
5.545% due 07/25/39 ~ § 2,035,000 2,044,082
Verus Securitization Trust
1.013% due 09/25/66 ~ § 772,601 662,299
VOLT XCII LLC
4.893% due 02/27/51 ~ § 1,052,216 1,047,213
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 410,125 410,722
65,174,004
Federal Home Loan Mortgage Corp. - 4.5%
2.000% due 12/01/51  47,945,747 39,673,734
2.500% due 11/01/50 - 04/01/52 34,070,860 29,682,803
3.000% due 11/01/49 - 05/01/52 4,993,021 4,539,508
3.500% due 04/01/52 - 06/01/52 6,336,461 5,926,579
4.000% due 06/01/44 - 02/01/53 10,478,303 10,213,262
4.500% due 03/01/47 - 11/01/52 3,451,400 3,424,326
5.000% due 03/01/38 - 06/01/53 4,966,717 5,028,557
5.500% due 04/01/53 - 06/01/53 3,458,408 3,511,603
6.000% due 11/01/39  1,056,380 1,114,752
6.500% due 01/01/53  277,368 286,804
7.000% due 03/01/39  92,616 97,248
103,499,176
Federal National Mortgage Association - 7.8%
1.500% due 03/01/51  1,345,402 1,065,033
2.000% due 02/01/52  19,651,991 16,279,208
2.500% due 11/01/50 - 06/01/62 44,312,070 38,096,638
2.500% due 12/01/51  40,653,925 35,322,850
3.000% due 09/01/42 - 03/01/52 25,027,993 22,920,089
3.500% due 03/01/43 - 06/01/52 25,838,384 24,339,417
3.900% due 08/01/32  500,000 489,406
4.000% due 11/01/42 - 04/01/52 9,920,868 9,671,639
4.060% due 07/01/32  600,000 595,476
4.420% due 04/01/33  197,359 200,550
4.500% due 10/01/44 - 03/01/54 9,304,057 9,256,365
4.680% due 07/01/33  100,000 103,277
5.000% due 05/01/41 - 03/01/53 5,075,979 5,159,064
5.500% due 05/01/53 - 09/01/53 8,213,480 8,331,016
6.000% due 07/01/41 - 05/01/53 5,386,343 5,552,474
6.500% due 05/01/40 - 02/01/53 1,717,218 1,797,868
7.000% due 02/01/39  318,950 346,985
179,527,355
Government National Mortgage Association - 0.2%
4.500% due 03/20/41 - 03/20/49 2,292,424 2,305,529
5.000% due 10/20/47  271,780 277,690
a
Principal
Amount Value
6.000% due 09/20/38  $ 478,179 $ 516,806
3,100,025
Total Mortgage-Backed Securities
    (Cost $406,208,266) 398,013,549
ASSET-BACKED SECURITIES - 11.9%
Automobile Other - 2.4%
American Credit Acceptance Receivables
Trust
5.830% due 10/13/28 ~ 3,175,000 3,191,358
6.040% due 07/12/30 ~ 500,000 513,300
7.650% due 09/12/30 ~ 3,460,000 3,653,204
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 720,975
Avis Budget Rental Car Funding AESOP
LLC
3.340% due 08/20/26 ~ 5,000,000 4,891,170
6.110% due 12/20/30 ~ 560,000 571,487
6.480% due 06/20/30 ~ 2,080,000 2,149,792
Bridgecrest Lending Auto Securitization
Trust
6.070% due 02/15/30  1,000,000 1,025,517
6.300% due 02/15/30  1,100,000 1,137,475
7.840% due 08/15/29  2,265,000 2,409,402
CarMax Auto Owner Trust
5.690% due 11/15/29  1,330,000 1,381,593
6.000% due 07/15/30  2,700,000 2,773,178
6.420% due 10/15/30  45,000 46,731
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 599,930
5.800% due 05/10/30 ~ 710,000 729,969
6.300% due 05/10/30 ~ 300,000 308,959
6.440% due 09/10/30 ~ 400,000 412,239
6.590% due 02/11/30 ~ 1,495,000 1,555,811
7.220% due 02/11/30 ~ 1,000,000 1,049,189
Credit Acceptance Auto Loan Trust
5.390% due 01/16/35 ~ 510,000 509,931
6.700% due 10/16/34 ~ 680,000 705,827
6.710% due 07/17/34 ~ 390,000 404,923
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 699,150
5.700% due 07/16/29  100,000 102,372
5.980% due 09/16/30  300,000 308,877
GLS Auto Receivables Issuer Trust
5.950% due 12/17/29 ~ 3,500,000 3,599,716
6.190% due 02/15/30 ~ 160,000 165,533
6.440% due 05/15/29 ~ 2,697,000 2,788,755
GLS Auto Select Receivables Trust
5.920% due 08/15/30 ~ 400,000 411,816
6.340% due 08/15/31 ~ 600,000 619,652
6.430% due 01/15/31 ~ 1,390,000 1,443,839
Hertz Vehicle Financing LLC
1.560% due 12/26/25 ~ 1,147,500 1,139,634
LAD Auto Receivables Trust
5.330% due 02/15/29 ~ 1,040,000 1,057,705
5.640% due 06/15/29 ~ 1,040,000 1,060,602
6.150% due 06/16/31 ~ 600,000 619,675
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 781,064
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  2,085,000 2,084,051

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.840% due 06/17/30  $ 100,000 $ 103,469
5.970% due 10/15/31  2,310,000 2,393,721
6.280% due 08/15/31  100,000 104,434
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 103,324
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 307,577
7.290% due 07/15/30 ~ 100,000 107,092
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,295,850
5.910% due 04/15/30 ~ 500,000 511,126
6.020% due 10/15/29 ~ 1,695,000 1,743,220
55,294,214
Automobile Sequential - 0.8%
Avis Budget Rental Car Funding AESOP
LLC
5.130% due 10/20/28 ~ 2,560,000 2,608,544
5.780% due 04/20/28 ~ 4,140,000 4,256,083
5.900% due 08/21/28 ~ 2,000,000 2,072,479
6.020% due 02/20/30 ~ 890,000 938,492
Carvana Auto Receivables Trust
5.080% due 03/11/30 ~ 1,463,000 1,500,880
6.420% due 01/10/28 ~ 1,385,894 1,399,404
Credit Acceptance Auto Loan Trust
5.950% due 06/15/34 ~ 1,445,000 1,484,495
Octane Receivables Trust
5.680% due 05/20/30 ~ 1,523,052 1,540,197
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 2,245,000 2,275,906
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 575,000 581,229
18,657,709
Credit Card Bullet - 0.0%
Mission Lane Credit Card Master Trust
6.200% due 08/15/29 ~ 715,000 723,251
Other Asset-Backed Securities - 8.7%
37 Capital CLO 4 Ltd.
10.801% (SOFR + 5.500%)
due 01/15/34 ~ § 1,500,000 1,523,583
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,684,563
6.890% due 02/15/29 ~ 110,000 111,565
7.110% due 11/15/28 ~ 178,982 179,715
AMMC CLO 18 Ltd. (Cayman)
6.933% (SOFR + 1.862%)
due 05/26/31 ~ § 2,615,000 2,621,885
AMMC CLO XII Ltd. (Cayman)
6.864% (SOFR + 1.762%)
due 11/10/30 ~ § 2,635,000 2,637,380
Anchorage Capital CLO 13 LLC (Cayman)
7.363% (SOFR + 2.062%)
due 04/15/34 ~ § 2,085,000 2,088,642
Anchorage Capital CLO 19 Ltd. (Cayman)
7.413% (SOFR + 2.112%)
due 10/15/34 ~ § 1,425,000 1,426,903
Anchorage Capital CLO 28 Ltd. (Cayman)
7.535% (SOFR + 2.250%)
due 04/20/37 ~ § 565,000 570,101
Anchorage Capital CLO 6 Ltd. (Cayman)
7.425% (SOFR + 2.100%)
due 04/22/34 ~ § 2,530,000 2,540,165
a
Principal
Amount Value
Aqua Finance Trust
due 04/18/50 # ~ $ 1,950,000 $ 1,949,838
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 94,608 97,326
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 2,216,485 2,238,604
Bain Capital CLO Ltd. (Jersey)
7.325% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,698,464
Bain Capital Credit CLO Ltd. (Cayman)
7.541% (SOFR + 2.262%)
due 04/18/34 ~ § 950,000 951,573
Betony CLO 2 Ltd. (Cayman)
7.117% (SOFR + 1.862%)
due 04/30/31 ~ § 775,000 775,698
BHG Securitization Trust
5.810% due 04/17/35 ~ 837,555 857,182
6.490% due 04/17/35 ~ 1,075,000 1,109,224
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,830,000 1,835,778
6.197% due 05/15/39 ~ 543,342 561,193
Canyon CLO Ltd. (Cayman)
7.263% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 250,246
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
6.880% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 750,698
CarVal CLO II Ltd. (Cayman)
8.744% (SOFR + 3.462%)
due 04/20/32 ~ § 250,000 251,228
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 3,651,968 3,345,974
Cerberus Loan Funding XLVII LLC
7.082% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,696,525
CIFC Funding Ltd. (Cayman)
6.941% (SOFR + 1.662%)
due 04/18/31 ~ § 3,350,000 3,352,563
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,763,708 1,610,469
2.720% due 01/18/47 ~ 3,781,728 3,466,819
College Ave Student Loans LLC
5.690% due 08/25/54 ~ 3,034,544 3,116,577
6.080% due 08/25/54 ~ 880,000 907,506
Compass Datacenters Issuer II LLC
5.022% due 08/25/49 ~ 1,700,000 1,714,762
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 2,540,606 2,583,511
DB Master Finance LLC
4.030% due 11/20/47 ~ 467,500 459,368
Dryden 53 CLO Ltd. (Cayman)
6.963% (SOFR + 1.662%)
due 01/15/31 ~ § 1,000,000 1,001,283
EverBright Solar Trust
6.430% due 06/22/54 ~ 851,048 860,978
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 953,063 935,363
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,162,822
2.189% due 08/17/38 ~ 4,049,000 3,827,584
FOCUS Brands Funding
8.241% due 10/30/53 ~ 496,250 535,397

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Foundation Finance Trust
1.270% due 05/15/41 ~ $ 1,206,607 $ 1,125,420
Frontier Issuer LLC
6.190% due 06/20/54 ~ 4,690,000 4,894,008
6.600% due 08/20/53 ~ 2,895,000 2,978,132
Golub Capital Partners CLO 53B Ltd.
(Cayman)
7.344% (SOFR + 2.062%)
due 07/20/34 ~ § 1,325,000 1,327,394
Golub Capital Partners CLO 72 B Ltd.
(Jersey)
7.396% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,821,349
GreenSky Home Improvement Trust
5.670% due 06/25/59 ~ 705,000 716,048
Hardee's Funding LLC
7.253% due 03/20/54 ~ 457,700 474,159
Hildene Community Funding CDO Ltd.
(Cayman)
2.600% due 11/01/35 ~ 2,255,771 1,934,908
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 328,462 337,716
HIN Timeshare Trust
3.420% due 10/09/39 ~ 375,690 362,199
HINNT LLC
5.490% due 03/15/43 ~ 521,114 533,060
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 4,020,000 4,021,275
Invesco CLO Ltd. (Cayman)
7.194% (SOFR + 1.912%)
due 10/22/34 ~ § 835,000 835,840
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 5,989,750 5,731,285
KKR CLO 44 Ltd. (Cayman)
7.982% (SOFR + 2.700%)
due 01/20/36 ~ § 2,885,000 2,939,824
Long Point Park CLO Ltd.
6.922% (SOFR + 1.637%)
due 01/17/30 ~ § 660,000 660,489
Madison Park Funding XLVIII Ltd. (Cayman)
7.541% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 961,373
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 485,234
MetroNet Infrastructure Issuer LLC
6.230% due 04/20/54 ~ 200,000 206,442
Milos CLO Ltd. (Cayman)
7.094% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,055,897
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 3,163,964 3,177,760
5.600% due 04/22/52 ~ 4,442,308 4,492,005
MVW LLC
4.430% due 03/20/42 ~ 900,000 899,063
5.320% due 02/20/43 ~ 1,122,529 1,147,845
6.200% due 02/20/43 ~ 393,018 402,100
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 1,029,014 928,183
1.690% due 05/15/69 ~ 2,912,412 2,741,020
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 620,008
OCP CLO Ltd. (Cayman)
6.934% (SOFR + 1.700%)
due 07/20/37 ~ § 1,140,000 1,139,901
a
Principal
Amount Value
Octagon Investment Partners 31 Ltd.
(Cayman)
6.782% (SOFR + 1.500%)
due 07/20/30 ~ § $ 2,035,000 $ 2,037,804
OHA Credit Funding 17 Ltd. (Bermuda)
7.213% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,287,140
OHA Credit Partners XI Ltd. (Cayman)
7.082% (SOFR + 1.800%)
due 04/20/37 ~ § 1,260,000 1,269,237
OnDeck Asset Securitization Trust IV LLC
due 10/17/31 # ~ 540,000 541,031
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,130,720
4.050% due 10/14/36 ~ 2,735,000 2,591,389
Palmer Square BDC CLO 1 Ltd. (Cayman)
6.925% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,357,888
7.475% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,952,553
Palmer Square Loan Funding Ltd. (Cayman)
6.963% (SOFR + 1.662%)
due 10/15/29 ~ § 2,283,000 2,287,395
Park Blue CLO Ltd. (Jersey)
7.985% (SOFR + 2.700%)
due 01/25/37 ~ § 3,500,000 3,561,282
PK Alift Loan Funding 3 LP
5.842% due 09/15/39 ~ 601,502 617,956
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,487,353 5,169,336
4.008% due 12/05/51 ~ 195,000 183,627
5.765% due 06/05/54 ~ 3,355,000 3,440,444
Post CLO Ltd. (Cayman)
8.482% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 497,492
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,088,017
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 208,110
2.688% due 05/17/26 ~ 455,000 436,705
Reese Park CLO Ltd. (Cayman)
7.213% (SOFR + 1.912%)
due 10/15/34 ~ § 755,000 755,745
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 2,800,000 2,695,070
5.910% due 08/20/32 ~ 885,000 899,701
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,333,741
Rockford Tower CLO Ltd. (Cayman)
8.194% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 971,921
8.390% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,943,707
RR 28 Ltd. (Cayman)
6.851% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,018,747
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 381,754
SEB Funding LLC
7.386% due 04/30/54 ~ 1,400,000 1,445,879
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 1,458,220 1,472,864
7.120% due 09/20/40 ~ 59,135 61,114

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Slam Ltd. (Cayman)
5.335% due 09/15/49 ~ $ 1,470,000 $ 1,469,727
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 326,934 303,614
1.340% due 03/17/53 ~ 1,799,044 1,665,433
1.390% due 01/15/53 ~ 1,019,357 927,517
1.590% due 01/15/53 ~ 198,115 181,344
3.960% due 07/15/42 ~ 1,155,000 1,121,998
4.000% due 07/15/42 ~ 120,000 116,575
5.240% due 03/15/56 ~ 2,988,324 3,068,389
5.500% due 06/17/52 ~ 942,215 971,385
5.880% due 03/15/56 ~ 1,997,000 2,057,175
6.060% due 06/17/52 ~ 295,000 304,261
6.792% (SOFR + 1.450%)
due 03/15/56 ~ § 3,264,316 3,289,650
Sound Point CLO XXXII Ltd. (Cayman)
7.696% (SOFR + 2.412%)
due 10/25/34 ~ § 1,540,000 1,542,700
Stonepeak ABS
2.301% due 02/28/33 ~ 4,192,967 3,995,410
Stream Innovations Issuer Trust
6.270% due 07/15/44 ~ 141,216 145,123
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,422,964 2,363,053
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 385,913 353,069
2.100% due 09/20/45 ~ 1,386,723 1,295,721
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,086,548 1,998,815
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 771,653 784,974
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 409,063 410,709
Trafigura Securitisation Finance PLC
(Ireland)
6.425% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,612,542
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,763,531
Wave LLC
3.597% due 09/15/44 ~ 864,059 800,453
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 162,055 156,936
Ziply Fiber Issuer LLC
6.640% due 04/20/54 ~ 4,100,000 4,237,551
199,815,016
Total Asset-Backed Securities
    (Cost $268,542,441) 274,490,190
U.S. GOVERNMENT AGENCY ISSUES - 0.0%
Tennessee Valley Authority
4.250% due 09/15/65  1,430,000 1,314,930
Total U.S. Government Agency Issues
    (Cost $1,198,397) 1,314,930
U.S. TREASURY OBLIGATIONS - 19.0%
U.S. Treasury Bonds - 9.9%
2.000% due 11/15/41  18,705,000 13,760,231
3.000% due 11/15/44  12,360,000 10,316,737
a
Principal
Amount Value
3.250% due 05/15/42  $ 7,500,000 $ 6,671,338
3.375% due 08/15/42  5,590,000 5,046,613
3.625% due 08/15/43  510,000 472,467
3.625% due 02/15/53  535,000 486,620
3.625% due 05/15/53  24,820,000 22,593,956
3.875% due 05/15/43 ‡ 4,350,000 4,189,424
4.000% due 11/15/52  10,270,000 9,996,401
4.125% due 08/15/53 ‡ 72,755,000 72,473,642
4.250% due 02/15/54  17,435,000 17,772,803
4.250% due 08/15/54  4,900,000 5,004,125
4.375% due 08/15/43 ‡ 51,370,000 52,837,858
4.500% due 02/15/44  5,645,000 5,891,969
4.625% due 05/15/54  465,000 504,489
228,018,673
U.S. Treasury Inflation Protected Securities - 0.0%
1.125% due 01/15/33 ^ 480,435 463,773
1.500% due 02/15/53 ^ 275,109 248,986
712,759
U.S. Treasury Notes - 9.1%
3.500% due 09/30/29  15,340,000 15,295,059
3.625% due 08/31/29  33,420,000 33,524,437
3.625% due 09/30/31  9,150,000 9,133,559
3.750% due 08/31/26  11,570,000 11,587,626
3.750% due 08/31/31  2,940,000 2,956,078
3.875% due 08/15/33  58,455,000 58,941,364
3.875% due 08/15/34  11,350,000 11,430,691
4.000% due 02/15/34  10,870,000 11,059,376
4.125% due 03/31/31  3,690,000 3,790,970
4.375% due 07/31/26  11,360,000 11,498,006
4.375% due 05/15/34  1,115,000 1,168,050
4.875% due 10/31/30  35,645,000 38,051,734
208,436,950
Total U.S. Treasury Obligations
    (Cost $419,460,001) 437,168,382
FOREIGN GOVERNMENT BONDS & NOTES - 5.7%
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/33  BRL 89,904,000 14,656,782
Chile Government (Chile)
3.500% due 01/31/34  $ 3,055,000 2,816,037
3.500% due 01/25/50  1,985,000 1,531,337
3.875% due 07/09/31  EUR 3,395,000 3,896,107
Colombia Government (Colombia)
7.500% due 02/02/34  $ 1,980,000 2,059,267
8.000% due 11/14/35  4,315,000 4,609,816
Dominican Republic (Dominican Republic)
4.875% due 09/23/32 ~ 4,210,000 4,015,275
6.600% due 06/01/36 ~ 1,665,000 1,769,367
7.050% due 02/03/31 ~ 855,000 922,010
Indonesia Treasury (Indonesia)
6.750% due 07/15/35  IDR 20,061,000,000 1,351,245
6.875% due 04/15/29  94,174,000,000 6,397,363
Mexican Bonos (Mexico)
5.750% due 03/05/26  MXN 38,629,600 1,862,766
8.500% due 05/31/29  209,860,800 10,406,349
Norway Government (Norway)
1.750% due 03/13/25 ~ NOK 65,095,000 6,097,665
Panama Government (Panama)
8.000% due 03/01/38  $ 660,000 746,987

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Philippine Government (Philippines)
2.650% due 12/10/45  $ 1,635,000 $ 1,153,247
2.950% due 05/05/45  2,275,000 1,683,259
Republic of Poland Government (Poland)
5.500% due 03/18/54  5,825,000 5,960,184
Republic of South Africa Government
(South Africa)
4.850% due 09/30/29  950,000 924,034
5.875% due 04/20/32  2,715,000 2,711,029
7.300% due 04/20/52  2,360,000 2,350,891
8.875% due 02/28/35  ZAR 84,940,000 4,553,160
9.000% due 01/31/40  36,115,000 1,829,958
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~ $ 245,000 212,003
3.900% due 10/19/31 ~ 1,005,000 860,860
5.375% due 05/29/27 ~ EUR 2,200,000 2,470,781
6.900% due 02/28/32 ~ $ 2,545,000 2,571,430
Romania Government (Romania)
5.750% due 03/24/35 ~ 3,354,000 3,335,553
6.375% due 01/30/34 ~ 312,000 325,470
Turkiye Government (Turkey)
due 01/03/35 # 6,770,000 6,643,316
5.875% due 05/21/30  EUR 2,640,000 3,074,615
7.125% due 07/17/32  $ 4,285,000 4,427,558
U.K. Gilts (United Kingdom)
0.250% due 01/31/25 ~ GBP 6,930,000 9,146,750
Uruguay Government (Uruguay)
8.250% due 05/21/31  UYU 298,835,000 6,613,620
9.750% due 07/20/33  323,465,000 7,671,731
Total Foreign Government Bonds & Notes
    (Cost $132,546,302) 131,657,822
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 2.1%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$48,668,977; collateralized by U.S.
Treasury Obligations: 3.500% - 3.750%
due 09/30/26 - 12/31/28 and value
$49,636,406) $ 48,662,962 48,662,962
a
U.S. Government Agency Issues - 1.5%
Federal Home Loan Bank Discount Notes
4.831% due 10/03/24  1,455,000 1,454,437
4.833% due 10/07/24  13,320,000 13,307,983
4.833% due 10/09/24  10,235,000 10,223,127
4.835% due 10/15/24  10,245,000 10,225,193
35,210,740
U.S. Treasury Bills - 0.7%
3.230% due 10/03/24  535,000 534,861
4.602% due 10/17/24 ‡ 13,055,000 13,027,744
a
Principal
Amount Value
4.693% due 11/05/24  $ 2,335,000 $ 2,324,491
15,887,096
Total Short-Term Investments
(Cost $99,760,984) 99,760,798
TOTAL INVESTMENTS - 99.9%
(Cost $2,240,446,845) 2,303,583,883
DERIVATIVES - (0.0%) (137,336)
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,902,742
NET ASSETS - 100.0% $ 2,305,349,289

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $8,048,105 or 0.4% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/24 658 $ 136,760,313 $ 137,023,360 $ 263,047
CBOT 5 Year U.S. Treasury Notes 12/24 2,000 219,612,426 219,765,626 153,200
CBOT U.S. Long Bond 12/24 1,972 245,860,902 244,897,750 (963,152)
CBOT Ultra 10 Year U.S. Treasury Notes 12/24 141 16,692,529 16,679,859 (12,670)
( $ 559,575 )
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 12/24 123 14,044,931 14,056,594 (11,663)
CBOT Ultra 10 Year U.S. Treasury Notes 12/24 2,164 256,147,317 255,994,437 152,880
CME Ultra Long Term U.S. Treasury Bond 12/24 307 41,140,803 40,859,781 281,022
$ 422,239
Total Futures Contracts ( $ 137,336 )
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 919,934,926 $ – $ 919,934,926 $ –
Convertible Corporate Bonds & Notes 13,826,715 – 13,826,715 –
Senior Loan Notes 27,416,571 – 24,999,355 2,417,216
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 46,712,989 – 41,517,186 5,195,803
Collateralized Mortgage Obligations - Residential 65,174,004 – 62,321,702 2,852,302
Federal Home Loan Mortgage Corp. 103,499,176 – 103,499,176 –
Federal National Mortgage Association 179,527,355 – 179,527,355 –
Government National Mortgage Association 3,100,025 – 3,100,025 –
Total Mortgage-Backed Securities 398,013,549 – 389,965,444 8,048,105
Asset-Backed Securities 274,490,190 – 274,490,190 –
U.S. Government Agency Issues 1,314,930 – 1,314,930 –
U.S. Treasury Obligations 437,168,382 – 437,168,382 –
Foreign Government Bonds & Notes 131,657,822 – 131,657,822 –
Short-Term Investments 99,760,798 – 99,760,798 –
Derivatives:
Interest Rate Contracts
Futures 850,149 850,149 – –
Total Assets 2,304,434,032 850,149 2,293,118,562 10,465,321
a
Liabilities Due to Custodian (217,316) – (217,316) –
Derivatives:
Interest Rate Contracts
Futures (987,485) (987,485) – –
Total Liabilities (1,204,801) (987,485) (217,316) –
Total $ 2,303,229,231 ( $ 137,336 ) $ 2,292,901,246 $ 10,465,321

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 5.2%
Invesco Senior Loan ETF 213,810 $ 4,492,148
iShares iBoxx High Yield Corporate Bond 39,920 3,205,576
SPDR Blackstone Senior Loan 95,685 3,995,806
SPDR Bloomberg High Yield Bond 37,308 3,648,349
SPDR Bloomberg Short Term High Yield
Bond 141,523 3,644,217
a
Total Exchange-Traded Funds
    (Cost $18,540,881) 18,986,096
Principal
Amount
CORPORATE BONDS & NOTES - 3.3%
Consumer, Non-Cyclical - 1.1%
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ $ 2,500,000 2,555,868
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,475,425 1,555,375
4,111,243
Financial - 2.1%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.750% due 10/15/27 ~ 500,000 498,522
7.000% due 01/15/31 ~ 1,715,000 1,763,660
7.375% due 10/01/32 ~ 3,250,000 3,299,083
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 1,850,000 1,941,934
7,503,199
Technology - 0.1%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 500,000 511,760
Total Corporate Bonds & Notes
    (Cost $11,863,889) 12,126,202
SENIOR LOAN NOTES - 87.2%
Communications - 1.7%
CNT Holdings I Corp. Term B
8.752% (SOFR + 3.500%)
due 11/08/27 § 4,461,089 4,476,577
StubHub Holdco Sub LLC Term B
9.595% (SOFR + 4.750%)
due 03/15/30 § 1,474,044 1,474,659
5,951,236
Consumer, Cyclical - 8.4%
Alterra Mountain Co. Term B
8.095% (SOFR + 3.250%)
due 08/17/28 ± § 5,979,911 5,994,861
BCPE Empire Holdings, Inc.
8.845% (SOFR + 4.000%)
due 12/11/28 § 3,974,583 3,980,791
Caesars Entertainment, Inc. Term B1
7.595% (SOFR + 2.750%)
due 02/06/31 § 997,494 998,818
ClubCorp Holdings, Inc. Term B
9.865% (SOFR + 5.000%)
due 09/18/26 § ∞ 7,317,336 7,335,629
a
Principal
Amount Value
FCG Acquisitions, Inc.
8.710% (SOFR + 3.500%)
due 03/31/28 § $ 498,711 $ 499,283
MIC Glen LLC Term B2
9.210% (SOFR + 4.250%)
due 07/21/28 § 497,500 499,573
OVG Business Services LLC Term B
7.845% (SOFR + 3.000%)
due 06/25/31 § 250,000 249,063
PetSmart LLC Term B
due 02/11/28 ∞ 1,125,000 1,117,064
SeaWorld Parks & Entertainment, Inc.
Term B2
7.345% (SOFR + 2.500%)
due 08/25/28 § 1,716,789 1,716,789
Whatabrands LLC Term B
7.605% (SOFR + 2.750%)
due 08/03/28 § 4,512,923 4,511,357
Windsor Holdings III LLC Term B
8.461% (SOFR + 3.500%)
due 08/01/30 § 3,484,384 3,494,402
30,397,630
Consumer, Non-Cyclical - 15.3%
8th Avenue Food & Provisions, Inc. Term B
8.710% (SOFR + 3.750%)
due 10/01/25 § 5,055,524 4,915,708
9.710% (SOFR + 4.750%)
due 10/01/25 § ∞ 248,403 241,779
AlixPartners LLP Term B
7.460% (SOFR + 2.500%)
due 02/04/28 § 742,306 744,059
Allied Universal Holdco LLC Term B
8.695% (SOFR + 3.750%)
due 05/12/28 § 4,095,208 4,060,141
Anticimex Global AB (Sweden)
Term B1
8.532% (SOFR + 3.150%)
due 11/16/28 § 4,353,282 4,355,324
Term B6
8.730% (SOFR + 3.400%)
due 11/16/28 § 870,625 871,894
Bausch & Lomb Corp.
8.845% (SOFR + 4.000%)
due 09/29/28 § ∞ 3,599,019 3,597,519
Term B
due 05/10/27 ∞ 997,449 994,817
Curium Bidco SARL Term B
4.592% (SOFR + 3.500%)
due 07/31/29 § 748,120 752,796
Curium BidCo SARL Term B (Luxembourg)
8.604% (SOFR + 4.000%)
due 07/31/29 § 1,726,947 1,735,582
Fiesta Purchaser, Inc. Term B
8.845% (SOFR + 4.000%)
due 02/12/31 § 294,263 294,860
Gainwell Acquisition Corp. (2nd Lien)
12.684% (SOFR + 8.000%)
due 10/02/28 ± § 1,125,000 945,000
Grant Thornton Advisors LLC Term B
8.095% (SOFR + 3.250%)
due 06/02/31 § 2,747,666 2,754,879

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mavis Tire Express Services Topco Corp.
Term B
8.345% (SOFR + 3.500%)
due 05/04/28 § $ 3,230,234 $ 3,232,253
Medline Borrower LP Term B
7.095% (SOFR + 2.250%)
due 10/23/28 § 750,000 750,000
7.595% (SOFR + 2.750%)
due 10/23/28 § 4,528,005 4,534,752
Midwest Veterinary Partners LLC
8.868% (SOFR + 3.750%)
due 04/27/28 § 1,601,418 1,603,253
Naked Juice LLC
7.954% (SOFR + 3.250%)
due 01/24/29 § 1,377,830 1,132,059
Packaging Coordinators Midco, Inc. Term B
8.095% (SOFR + 3.250%)
due 11/30/27 § ∞ 4,000,000 4,004,284
Pathway Vet Alliance LLC Term B
8.710% (SOFR + 3.750%)
due 03/31/27 § ∞ 3,495,518 2,958,082
Southern Veterinary Partners LLC
7.995% (SOFR + 3.750%)
due 10/05/27 § 3,508,859 3,513,245
Spin Holdco, Inc. Term B
9.256% (SOFR + 4.000%)
due 03/04/28 § 1,638,181 1,439,381
Wand NewCo 3, Inc. Term B
8.095% (SOFR + 3.250%)
due 01/30/31 § ∞ 5,860,313 5,860,981
55,292,648
Energy - 1.0%
Medallion Midland Acquisition LLC Term B
8.314% (SOFR + 3.500%)
due 10/18/28 § 248,125 248,838
Rockpoint Gas Storage Partners LP Term
B (Canada)
due 09/12/31 ± ∞ 1,250,000 1,246,875
Traverse Midstream Partners LLC Term B
8.752% (SOFR + 3.750%)
due 02/16/28 § 2,000,000 2,007,500
3,503,213
Financial - 18.1%
Acrisure LLC Term B6
8.211% (SOFR + 3.250%)
due 11/06/30 § 4,648,233 4,611,629
Alliant Holdings Intermediate LLC Term B6
due 09/19/31 ∞ 4,160,456 4,142,138
Amynta Agency Borrower, Inc. Term B
9.002% (SOFR + 3.750%)
due 02/28/28 § 498,750 499,425
Apex Group Treasury LLC Term B
8.963% (SOFR + 3.750%)
due 07/27/28 § 3,931,003 3,940,830
9.076% (SOFR + 4.000%)
due 07/27/28 ± § 1,245,933 1,252,162
AssuredPartners, Inc. Term B5
8.345% (SOFR + 3.500%)
due 02/14/31 § 10,445,630 10,447,959
BroadStreet Partners, Inc. Term B4
8.095% (SOFR + 3.250%)
due 06/13/31 § 6,021,324 6,004,013
a
Principal
Amount Value
CoreLogic, Inc. Term B
due 06/02/28 ∞ $ 2,992,288 $ 2,969,535
Cushman & Wakefield U.S. Borrower LLC
Term B
7.710% (SOFR + 2.750%)
due 08/21/25 § 34,470 34,549
Deerfield Dakota Holding LLC
(2nd Lien)
11.615% (SOFR + 6.750%)
due 04/07/28 § ∞ 5,315,000 5,214,015
Term B
8.354% (SOFR + 3.750%)
due 04/09/27 § 3,863,290 3,790,049
Howden Group Holdings Ltd. Term B
(United Kingdom)
8.345% (SOFR + 3.500%)
due 04/18/30 § 4,705,529 4,713,862
HUB International Ltd. Term B
8.225% (SOFR + 3.000%)
due 06/20/30 § 4,951,082 4,949,537
Hyperion Refinance SARL Term B (United
Kingdom)
8.345% (SOFR + 3.500%)
due 02/15/31 § 997,494 999,520
IMA Financial Group, Inc. Term B
8.095% (SOFR + 3.250%)
due 11/01/28 § 2,986,786 2,985,860
TIH Insurance Holdings LLC (2nd Lien)
9.354% (SOFR + 4.750%)
due 05/06/32 § 8,750,000 8,911,333
65,466,416
Industrial - 26.9%
Apple Bidco LLC Term B
8.345% (SOFR + 3.500%)
due 09/22/28 § 5,181,988 5,200,959
ASP LS Acquisition Corp.
9.365% (SOFR + 4.500%)
due 05/07/28 § 1,142,364 727,305
Bleriot U.S. Bidco, Inc. Term B
7.918% (SOFR + 3.250%)
due 10/31/30 § ∞ 3,114,675 3,124,131
Chariot Buyer LLC Term B
8.195% (SOFR + 3.250%)
due 11/03/28 § 724,117 722,137
8.345% (SOFR + 3.500%)
due 11/03/28 § 2,614,680 2,614,476
Charter Next Generation, Inc. Term B
8.095% (SOFR + 3.250%)
due 12/01/27 § 3,284,591 3,289,443
Cornerstone Building Brands, Inc. Term C
9.597% (SOFR + 4.500%)
due 05/15/31 § 1,625,000 1,606,719
Crosby U.S. Acquisition Corp. Term B
8.355% (SOFR + 3.500%)
due 08/16/29 § 3,847,541 3,859,564
Dynasty Acquisition Co., Inc. Term B1
8.345% (SOFR + 3.500%)
due 08/24/28 § ∞ 8,474,315 8,490,492
Engineered Machinery Holdings, Inc.
(2nd Lien)
10.865% (SOFR + 6.000%)
due 05/21/29 § ∞ 775,000 776,937

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
11.365% (SOFR + 6.500%)
due 05/21/29 § $ 500,000 $ 501,250
Term B
8.615% (SOFR + 3.750%)
due 05/19/28 § 1,966,250 1,975,125
Filtration Group Corp. Term B
8.460% (SOFR + 3.500%)
due 10/21/28 § ∞ 7,742,112 7,752,270
GFL Environmental, Inc. Term B
7.321% (SOFR + 2.000%)
due 07/03/31 § 1,500,000 1,500,402
Icebox Holdco III, Inc.
(2nd Lien)
11.615% (SOFR + 6.750%)
due 12/21/29 § ∞ 1,375,000 1,390,469
Term B
8.615% (SOFR + 3.750%)
due 12/22/28 § 994,898 999,173
Kenan Advantage Group, Inc. Term B4
8.095% (SOFR + 3.250%)
due 01/25/29 ± § 1,987,531 1,987,531
LABL, Inc. Term B
9.945% (SOFR + 5.000%)
due 10/29/28 § ∞ 5,179,342 5,072,197
Madison Safety & Flow LLC Term B
due 09/19/31 ∞ 750,000 751,875
Pregis TopCo LLC
8.960% (SOFR + 4.000%)
due 07/31/26 § 248,082 248,909
Term B
8.845% (SOFR + 4.000%)
due 07/31/26 § 2,969,816 2,979,097
Pretium PKG Holdings, Inc.
Term A
10.248% (SOFR + 5.000%)
due 10/02/28 § ∞ 1,032,116 1,053,080
Term A1
9.848% (SOFR + 4.600%)
due 10/02/28 § 3,387,716 2,726,265
Pro Mach Group, Inc. Term B
8.345% (SOFR + 3.500%)
due 08/31/28 § ∞ 3,618,125 3,636,219
Proampac PG Borrower LLC Term B
9.301% (SOFR + 4.000%)
due 09/15/28 § 3,673,011 3,685,639
Roper Industrial Products Investment Co.
7.854% (SOFR + 3.250%)
due 11/22/29 § 4,319,017 4,331,162
Spirit AeroSystems, Inc. Term B
9.752% (SOFR + 4.500%)
due 01/15/27 § 1,735,774 1,753,493
SPX Flow, Inc. Term B
8.345% (SOFR + 3.500%)
due 04/05/29 § 2,986,140 2,993,265
Standard Aero Ltd. Term B2
8.345% (SOFR + 3.500%)
due 08/24/28 § ∞ 3,267,506 3,273,743
Star U.S Bidco LLC Term B
8.595% (SOFR + 3.750%)
due 03/17/27 ± § 1,646,900 1,650,528
STS Operating, Inc.
8.945% (SOFR + 4.000%)
due 03/25/31 § 2,860,002 2,844,509
a
Principal
Amount Value
Titan Acquisition Ltd. Term B (Canada)
10.326% (SOFR + 5.000%)
due 02/15/29 § $ 3,803,521 $ 3,788,466
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.588% (SOFR + 3.500%)
due 04/30/30 § 5,093,198 5,110,882
TransDigm, Inc.
7.104% (SOFR + 2.500%)
due 02/28/31 § 1,715,972 1,710,999
Term K
7.354% (SOFR + 2.750%)
due 03/22/30 § 764,556 765,232
Trident TPI Holdings, Inc. Term B6
8.604% (SOFR + 4.000%)
due 09/15/28 § 2,366,550 2,372,869
97,266,812
Technology - 15.8%
Amentum Holdings, Inc. Term B
due 09/29/31 ± ∞ 2,000,000 1,996,250
Applied Systems, Inc.
(2nd Lien)
9.854% (SOFR + 5.250%)
due 02/23/32 § ∞ 6,500,000 6,706,511
Term B
7.604% (SOFR + 3.000%)
due 02/24/31 § 1,465,905 1,469,403
BCPE Pequod Buyer, Inc. Term B
due 09/19/31 ∞ 2,750,000 2,743,125
Central Parent LLC Term B
7.854% (SOFR + 3.250%)
due 07/06/29 § ∞ 5,223,763 5,173,390
DS Admiral Bidco LLC Term B
8.918% (SOFR + 4.250%)
due 06/26/31 ± § 600,000 579,000
Dun & Bradstreet Corp. Term B2
7.605% (SOFR + 2.750%)
due 01/18/29 § 2,244,361 2,245,589
Ellucian Holdings, Inc.
(2nd Lien)
12.950% (SOFR + 8.000%)
due 10/09/28 § 2,990,741 3,005,694
Term B
8.445% (SOFR + 3.500%)
due 10/09/29 § 3,234,680 3,246,523
Epicor Software Corp.
due 05/30/31 ∞
φ
603,796 604,866
8.095% (SOFR + 3.250%)
due 05/30/31 § 5,146,204 5,155,317
Peraton Corp.
(2nd Lien)
12.971% (SOFR + 7.750%)
due 02/01/29 § 1,882,352 1,769,410
Term B
8.695% (SOFR + 3.750%)
due 02/01/28 § 1,742,756 1,680,852
Polaris Newco LLC Term B
9.514% (SOFR + 4.000%)
due 06/02/28 § ∞ 5,493,431 5,411,409
Project Boost Purchaser LLC Term B
8.786% (SOFR + 3.500%)
due 07/16/31 § 2,497,429 2,499,772

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
10.533% (SOFR + 5.250%)
due 07/16/32 § ∞ $ 1,600,000 $ 1,605,000
Project Ruby Ultimate Parent Corp. Term B1
8.460% (SOFR + 3.500%)
due 03/10/28 § 746,250 747,090
UKG, Inc. Term B
8.555% (SOFR + 3.250%)
due 02/10/31 § 10,564,085 10,576,783
57,215,984
Total Senior Loan Notes
    (Cost $316,015,106) 315,093,939
SHORT-TERM INVESTMENTS - 6.7%
Repurchase Agreements - 6.7%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$24,135,016; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $24,614,683) 24,132,033 24,132,033
a
Total Short-Term Investments
(Cost $24,132,033) 24,132,033
TOTAL INVESTMENTS - 102.4%
(Cost $370,551,909) 370,338,270
OTHER ASSETS & LIABILITIES, NET - (2.4%) (8,801,779)
NET ASSETS - 100.0% $ 361,536,491
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 18,986,096 $ 18,986,096 $ – $ –
Corporate Bonds & Notes 12,126,202 – 12,126,202 –
Senior Loan Notes 315,093,939 – 299,441,732 15,652,207
Short-Term Investments 24,132,033 – 24,132,033 –
Total $ 370,338,270 $ 18,986,096 $ 335,699,967 $ 15,652,207

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
As of September 30, 2024, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $15,652,207 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
Senior Loan
Notes
Value, Beginning of Period $ 7,038,240
Purchases 16,228,198
Sales (Includes Paydowns) (4,386,662)
Accrued Discounts (Premiums) 13,977
Net Realized Gains (Losses) 67,169
Change in Net Unrealized Appreciation (Depreciation) (64,047)
Transfers In 945,000
Transfers Out (4,189,668)
Value, End of Period $ 15,652,207
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable ( $ 2,313 )
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 945,000 2 3 Vendor Price (Observable Inputs) Unobservable Single Broker Quote
4,189,668 3 2 Unobservable Single Broker Quote Vendor Price (Observable Inputs)

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.2%
Industrial - 0.2%
spacing
Chart Industries, Inc. * 10,571 $ 1,312,284
Total Common Stocks
    (Cost $1,453,701) 1,312,284
Principal
Amount
CORPORATE BONDS & NOTES - 89.1%
Basic Materials - 2.5%
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ $ 4,300,000 3,757,234
Novelis Corp.
3.875% due 08/15/31 ~ 4,725,000 4,324,141
4.750% due 01/30/30 ~ 1,033,000 1,002,393
Olympus Water U.S. Holding Corp.
7.250% due 06/15/31 ~ 4,950,000 5,155,623
Perenti Finance Pty. Ltd. (Australia)
6.500% due 10/07/25 ~ 1,171,604 1,173,069
7.500% due 04/26/29 ~ 800,000 834,039
16,246,499
Communications - 8.7%
Altice France SA (France)
8.125% due 02/01/27 ~ 1,300,000 1,064,120
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 2,700,000 2,382,424
4.250% due 01/15/34 ~ 1,000,000 821,145
4.750% due 03/01/30 ~ 5,510,000 5,072,433
5.375% due 06/01/29 ~ 3,200,000 3,086,346
Ciena Corp.
4.000% due 01/31/30 ~ 5,950,000 5,630,835
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
9.000% due 09/15/29 ~ 3,550,000 3,439,897
CSC Holdings LLC
11.750% due 01/31/29 ~ 5,450,000 5,271,328
DISH Network Corp.
11.750% due 11/15/27 ~ 9,125,000 9,584,400
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 2,550,000 2,528,937
8.625% due 03/15/31 ~ 1,300,000 1,402,628
Level 3 Financing, Inc.
4.000% due 04/15/31 ~ 1,575,000 1,153,687
4.875% due 06/15/29 ~ 1,400,000 1,183,000
10.500% due 05/15/30 ~ 2,427,000 2,624,194
Sable International Finance Ltd. (Chile)
due 10/15/32 # ~ 175,000 175,817
Univision Communications, Inc.
8.000% due 08/15/28 ~ 6,075,000 6,216,305
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 3,380,000 3,012,028
Windstream Escrow LLC/Windstream
Escrow Finance Corp.
due 10/01/31 # ~ 2,525,000 2,570,291
57,219,815
a
Principal
Amount Value
Consumer, Cyclical - 14.1%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ $ 2,220,000 $ 2,218,152
Boyd Gaming Corp.
4.750% due 06/15/31 ~ 6,113,000 5,841,092
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 6,850,000 6,520,261
Carnival Corp.
7.000% due 08/15/29 ~ 2,600,000 2,764,973
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
5.250% due 07/15/29  5,440,000 5,348,962
Churchill Downs, Inc.
6.750% due 05/01/31 ~ 2,425,000 2,507,227
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 1,700,000 1,624,483
6.750% due 01/15/30 ~ 2,500,000 2,330,782
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
4.875% due 07/01/31 ~ 1,875,000 1,703,138
5.000% due 06/01/29 ~ 90,000 85,571
6.625% due 01/15/32 ~ 1,950,000 1,975,243
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 4,450,000 4,331,297
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 17,478,000 17,017,769
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 1,650,000 1,553,314
4.750% due 01/15/28  950,000 913,519
Merlin Entertainments Group U.S. Holdings,
Inc. (United Kingdom)
7.375% due 02/15/31 ~ 2,325,000 2,335,858
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 3,650,000 3,503,585
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,900,000 1,782,761
3.875% due 01/15/28 ~ 650,000 625,160
4.000% due 10/15/30 ~ 6,700,000 6,184,272
4.375% due 01/15/28 ~ 1,900,000 1,847,873
6.125% due 06/15/29 ~ 1,375,000 1,415,843
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 4,650,000 4,541,062
Viking Cruises Ltd.
6.250% due 05/15/25 ~ 895,000 894,352
7.000% due 02/15/29 ~ 1,225,000 1,241,392
9.125% due 07/15/31 ~ 2,750,000 3,009,143
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 174,553
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 3,450,000 3,694,702
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ 825,000 836,279
7.125% due 02/15/31 ~ 3,165,000 3,416,689
92,239,307

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Consumer, Non-Cyclical - 13.8%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ $ 6,800,000 $ 6,359,677
5.875% due 02/15/28 ~ 2,875,000 2,896,376
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 7,225,000 7,386,457
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 2,500,000 2,352,659
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 350,000 331,439
4.625% due 07/15/28 ~ 2,775,000 2,714,443
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 4,260,000 4,574,716
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 1,575,000 1,483,966
4.000% due 03/15/31 ~ 2,800,000 2,584,023
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 3,400,000 3,314,495
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 905,000 796,198
5.625% due 03/15/27 ~ 1,075,000 1,058,674
10.875% due 01/15/32 ~ 2,000,000 2,206,470
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 3,935,000 4,178,502
9.625% due 09/15/32 ~ 5,800,000 6,018,298
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 3,500,000 3,439,583
6.000% due 06/01/29 ~ 2,650,000 2,545,639
8.250% due 08/01/32 ~ 3,350,000 3,431,861
Medline Borrower LP
3.875% due 04/01/29 ~ 6,375,000 6,041,042
Medline Borrower LP/Medline Co-Issuer,
Inc.
6.250% due 04/01/29 ~ 200,000 206,316
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 3,550,000 3,379,371
Pilgrim's Pride Corp.
4.250% due 04/15/31  4,800,000 4,566,066
Post Holdings, Inc.
4.625% due 04/15/30 ~ 4,700,000 4,501,307
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
6.750% due 08/15/32 ~ 3,475,000 3,630,722
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,220,685
4.375% due 01/15/30  2,300,000 2,208,316
6.125% due 06/15/30  425,000 432,477
U.S. Foods, Inc.
due 04/15/33 # ~ 875,000 878,126
4.625% due 06/01/30 ~ 2,050,000 1,982,308
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 3,403,250 3,587,665
90,307,877
Energy - 12.9%
Aethon United BR LP/Aethon United
Finance Corp.
due 10/01/29 # ~ 1,675,000 1,698,382
a
Principal
Amount Value
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ $ 5,150,000 $ 5,100,262
6.625% due 02/01/32 ~ 200,000 207,158
Archrock Partners LP/Archrock Partners
Finance Corp.
6.625% due 09/01/32 ~ 2,700,000 2,770,729
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 3,250,000 3,446,047
Comstock Resources, Inc.
6.750% due 03/01/29 ~ 1,625,000 1,582,840
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% due 12/15/33 ~ 5,300,000 5,754,666
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 8,150,000 8,436,118
Energy Transfer LP
7.125% due 10/01/54  7,675,000 7,854,227
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  3,375,000 3,438,926
8.250% due 01/15/29  225,000 233,199
Range Resources Corp.
4.750% due 02/15/30 ~ 2,450,000 2,365,026
Sunoco LP
7.250% due 05/01/32 ~ 3,625,000 3,845,534
Transocean, Inc.
8.500% due 05/15/31 ~ 3,550,000 3,529,727
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 3,625,000 3,736,440
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 675,000 638,416
3.875% due 11/01/33 ~ 3,515,000 3,155,254
4.125% due 08/15/31 ~ 675,000 628,101
6.250% due 01/15/30 ~ 1,150,000 1,206,259
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ 2,275,000 2,325,873
8.125% due 06/01/28 ~ 1,600,000 1,669,103
8.375% due 06/01/31 ~ 350,000 369,812
9.000% due 09/30/29 ~ 4,975,000 5,046,610
9.500% due 02/01/29 ~ 5,750,000 6,480,996
9.875% due 02/01/32 ~ 5,765,000 6,409,624
Vital Energy, Inc.
7.875% due 04/15/32 ~ 2,200,000 2,132,790
84,062,119
Financial - 6.7%
Acrisure LLC/Acrisure Finance, Inc.
7.500% due 11/06/30 ~ 9,625,000 9,913,461
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
6.500% due 10/01/31 ~ 1,950,000 1,972,887
7.375% due 10/01/32 ~ 2,275,000 2,309,358
CoreLogic, Inc.
4.500% due 05/01/28 ~ 2,650,000 2,503,409
Howard Hughes Corp.
4.375% due 02/01/31 ~ 1,925,000 1,766,077
5.375% due 08/01/28 ~ 1,725,000 1,701,079
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 3,600,000 3,738,744
8.125% due 02/15/32 ~ 1,725,000 1,774,742

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Iron Mountain, Inc.
4.500% due 02/15/31 ~ $ 450,000 $ 427,242
4.875% due 09/15/29 ~ 4,050,000 3,969,721
5.000% due 07/15/28 ~ 625,000 617,320
5.250% due 03/15/28 ~ 500,000 498,412
OneMain Finance Corp.
3.875% due 09/15/28  2,500,000 2,320,899
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 5,325,000 5,589,621
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 4,800,000 4,661,766
43,764,738
Industrial - 22.7%
Boeing Co.
6.388% due 05/01/31 ~ 3,060,000 3,255,019
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 4,150,000 4,006,626
4.125% due 04/15/29 ~ 6,650,000 6,396,243
Calderys Financing II LLC
11.750% Cash or 12.500% PIK due
06/01/28 ~ 4,225,000 4,296,014
Chart Industries, Inc.
7.500% due 01/01/30 ~ 3,275,000 3,455,702
9.500% due 01/01/31 ~ 6,375,000 6,954,277
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 ~ 2,775,000 2,820,643
EMRLD Borrower LP/Emerald Co-Issuer,
Inc.
6.625% due 12/15/30 ~ 2,465,000 2,544,731
6.750% due 07/15/31 ~ 175,000 182,646
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 1,495,000 1,570,270
First Student Bidco, Inc./First Transit Parent,
Inc.
4.000% due 07/31/29 ~ 5,350,000 5,024,420
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 3,950,000 3,763,815
3.750% due 08/01/25 ~ 1,725,000 1,712,556
6.750% due 01/15/31 ~ 675,000 708,806
Graham Packaging Co., Inc.
7.125% due 08/15/28 ~ 1,800,000 1,784,079
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 5,300,000 5,537,233
Iris Holding, Inc.
10.000% due 12/15/28 ~ 1,780,000 1,553,218
LABL, Inc.
due 10/01/31 # ~ 3,125,000 3,104,586
5.875% due 11/01/28 ~ 4,000,000 3,753,686
8.250% due 11/01/29 ~ 3,025,000 2,735,521
9.500% due 11/01/28 ~ 150,000 155,179
Madison IAQ LLC
5.875% due 06/30/29 ~ 2,750,000 2,679,897
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 1,375,000 1,422,338
9.250% due 04/15/27 ~ 7,300,000 7,492,056
OT Merger Corp.
7.875% due 10/15/29 ~ 6,082,000 2,539,326
Regal Rexnord Corp.
6.400% due 04/15/33  5,200,000 5,565,114
a
Principal
Amount Value
Sealed Air Corp.
6.875% due 07/15/33 ~ $ 1,800,000 $ 1,963,616
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 6,850,000 6,970,745
7.250% due 02/15/31 ~ 225,000 238,419
Sensata Technologies BV
4.000% due 04/15/29 ~ 2,100,000 2,003,647
Sensata Technologies, Inc.
4.375% due 02/15/30 ~ 2,950,000 2,822,156
Spirit AeroSystems, Inc.
9.375% due 11/30/29 ~ 2,725,000 2,959,628
9.750% due 11/15/30 ~ 450,000 502,313
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 12,600,000 13,230,227
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 575,000 595,872
Standard Industries, Inc.
3.375% due 01/15/31 ~ 450,000 401,281
4.375% due 07/15/30 ~ 1,650,000 1,562,934
4.750% due 01/15/28 ~ 4,425,000 4,338,072
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 6,651,000 6,699,652
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,167,990
TransDigm, Inc.
4.625% due 01/15/29  925,000 894,055
4.875% due 05/01/29  1,200,000 1,169,483
6.000% due 01/15/33 ~ 1,300,000 1,319,389
6.375% due 03/01/29 ~ 5,250,000 5,423,092
6.625% due 03/01/32 ~ 675,000 703,750
6.750% due 08/15/28 ~ 2,975,000 3,065,850
6.875% due 12/15/30 ~ 1,150,000 1,205,333
7.125% due 12/01/31 ~ 1,975,000 2,091,350
148,342,855
Technology - 2.7%
Amentum Escrow Corp.
7.250% due 08/01/32 ~ 2,822,000 2,947,714
Entegris, Inc.
4.375% due 04/15/28 ~ 1,675,000 1,617,813
4.750% due 04/15/29 ~ 2,975,000 2,934,392
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 650,000 604,855
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ 3,350,000 3,081,561
Rackspace Finance LLC
3.500% due 05/15/28 ~ 1,417,500 711,125
UKG, Inc.
6.875% due 02/01/31 ~ 5,370,000 5,552,720
17,450,180
Utilities - 5.0%
Calpine Corp.
5.125% due 03/15/28 ~ 3,950,000 3,897,949
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/54  2,000,000 2,103,004
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 4,200,000 4,431,753
NRG Energy, Inc.
3.625% due 02/15/31 ~ 5,650,000 5,125,013
PG&E Corp.
5.250% due 07/01/30  3,960,000 3,936,347
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 9,525,000 9,226,603

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.000% due 07/31/27 ~ $ 3,350,000 $ 3,336,279
6.875% due 04/15/32 ~ 325,000 342,143
7.750% due 10/15/31 ~ 575,000 619,486
33,018,577
Total Corporate Bonds & Notes
    (Cost $566,997,812) 582,651,967
SENIOR LOAN NOTES - 3.1%
Industrial - 2.5%
Engineered Machinery Holdings, Inc. (2nd
Lien)
10.865% (SOFR + 6.000%)
due 05/21/29 § 4,000,000 4,010,000
Iris Holding, Inc.
10.102% (SOFR + 4.750%)
due 06/28/28 § 2,980,088 2,817,426
SPX Flow, Inc. Term B
8.345% (SOFR + 3.500%)
due 04/05/29 § 3,500,000 3,508,351
STS Operating, Inc.
8.945% (SOFR + 4.000%)
due 03/25/31 § 2,597,485 2,583,415
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.588% (SOFR + 3.500%)
due 04/30/30 § 3,482,522 3,494,613
16,413,805
Technology - 0.6%
Peraton Corp. (2nd Lien)
12.971% (SOFR + 7.750%)
due 02/01/29 § 4,125,000 3,877,500
UKG, Inc. Term B
8.555% (SOFR + 3.250%)
due 02/10/31 § 613 613
3,878,113
Total Senior Loan Notes
    (Cost $20,635,052) 20,291,918
ASSET-BACKED SECURITIES - 4.4%
Other Asset-Backed Securities - 4.4%
AIMCO CLO (Cayman)
11.508% (SOFR + 6.350%)
due 10/17/34 ~ § 1,000,000 1,004,259
AIMCO CLO 10 Ltd. (Cayman)
10.932% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,085,082
Benefit Street Partners CLO XVI Ltd.
(Cayman)
12.247% (SOFR + 6.962%)
due 01/17/32 ~ § 2,500,000 2,519,231
CarVal CLO III Ltd. (Cayman)
11.984% (SOFR + 6.702%)
due 07/20/32 ~ § 3,975,000 3,925,550
CarVal CLO VII-C Ltd. (Jersey)
11.632% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 2,009,695
a
Principal
Amount Value
Clover CLO LLC
11.724% (SOFR + 6.400%)
due 04/20/37 ~ § $ 1,000,000 $ 1,007,517
Eaton Vance CLO Ltd.
11.551% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 999,961
Juniper Valley Park CLO Ltd. (Jersey)
10.782% (SOFR + 5.500%)
due 07/20/36 ~ § 1,550,000 1,557,547
Magnetite XL Ltd. (Cayman)
11.082% (SOFR + 5.750%)
due 07/15/37 ~ § 1,700,000 1,686,613
Magnetite XXIII Ltd. (Cayman)
11.846% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 502,155
Neuberger Berman Loan Advisers CLO 35
Ltd. (Cayman)
12.541% (SOFR + 7.262%)
due 01/19/33 ~ § 2,100,000 2,105,188
OCP CLO Ltd. (Cayman)
11.394% (SOFR + 6.112%)
due 07/20/31 ~ § 1,330,000 1,337,098
OHA Loan Funding Ltd. (Cayman)
11.035% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,619,211
RR 19 Ltd. (Cayman)
12.063% (SOFR + 6.762%)
due 10/15/35 ~ § 625,000 629,282
RR 8 Ltd. (Cayman)
11.575% (SOFR + 6.250%)
due 07/15/37 ~ § 2,000,000 2,012,043
Trimaran CAVU Ltd. (Cayman)
12.911% (SOFR + 7.632%)
due 01/18/35 ~ § 1,130,000 1,136,546
Unity-Peace Park CLO Ltd. (Jersey)
12.457% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,510,475
28,647,453
Total Asset-Backed Securities
    (Cost $28,323,270) 28,647,453
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$18,374,460; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $18,739,663) 18,372,189 18,372,189
a
Total Short-Term Investments
(Cost $18,372,189) 18,372,189
TOTAL INVESTMENTS - 99.6%
(Cost $635,782,024) 651,275,811
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,920,119
NET ASSETS - 100.0% $ 654,195,930

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,312,284 $ 1,312,284 $ – $ –
Corporate Bonds & Notes 582,651,967 – 582,651,967 –
Senior Loan Notes 20,291,918 – 20,291,918 –
Asset-Backed Securities 28,647,453 – 28,647,453 –
Short-Term Investments 18,372,189 – 18,372,189 –
Total $ 651,275,811 $ 1,312,284 $ 649,963,527 $ –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.5%
Financial - 0.5%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 6,000 $ 5,604
Bank of America Corp.
5.875% due 03/15/28  410,000 416,549
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 14,739 1,825
1.500% due 10/01/53  1,779,946 214,248
2.500% due 10/01/47  655 93
Nordea Kredit Realkreditaktieselskab
(Denmark)
1.000% due 10/01/50 ~ 644 79
1.500% due 10/01/53  734,892 81,845
2.000% due 10/01/53  999,840 117,735
2.000% due 10/01/53 ~ 199,799 25,508
2.500% due 10/01/47  328 47
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 134 16
1.500% due 10/01/52 ~ 3,977,207 489,828
1.500% due 10/01/53 ~ 99,636 10,662
2.500% due 10/01/47 ~ 1,764 251
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 330,725 38,717
2.500% due 04/01/47 ~ 8,117 1,156
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 105,375
4.664% (EURIBOR + 1.000%)
due 01/16/26 ~ § 100,000 111,566
7.750% due 03/01/29 ~ 100,000 127,490
1,748,594
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 98,983
Total Corporate Bonds & Notes
    (Cost $2,052,826) 1,847,577
MORTGAGE-BACKED SECURITIES - 19.6%
Collateralized Mortgage Obligations - Commercial - 1.3%
BAMLL Commercial Mortgage Securities
Trust
6.261% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 479,501
BDS LLC
6.765% (SOFR + 1.800%)
due 03/19/39 ~ § 945,982 946,169
GS Mortgage Securities Corp. Trust
8.497% (SOFR + 3.400%)
due 08/15/39 ~ § 1,600,000 1,604,453
LoanCore Issuer Ltd. (Cayman)
6.892% (SOFR + 1.550%)
due 01/17/37 ~ § 557,514 558,557
MF1 LLC
7.115% (SOFR + 2.150%)
due 06/19/37 ~ § 594,919 596,212
TRTX Issuer Ltd. (Cayman)
6.733% (SOFR + 1.650%)
due 02/15/39 ~ § 491,177 489,335
4,674,227
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 2.7%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § $ 159,820 $ 151,544
Bear Stearns ARM Trust
5.125% due 01/25/35 § 58,941 50,801
Chevy Chase Funding LLC Mortgage-
Backed Certificates
5.329% (SOFR + 0.474%)
due 03/25/35 ~ § 141,029 137,610
Citigroup Mortgage Loan Trust, Inc.
5.125% due 05/25/42 ~ § 455,196 427,393
7.410% (UST + 2.400%)
due 05/25/35 § 4,383 4,360
Eurosail-U.K. PLC (United Kingdom)
6.049% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 226,757 302,350
Federal Home Loan Mortgage Corp.
REMICS
5.807% (SOFR + 0.464%)
due 01/15/47 § $ 817,647 806,241
5.816% (SOFR + 0.464%)
due 07/15/44 § 222,132 225,136
Federal Home Loan Mortgage Corp.
STRIPS
5.907% (SOFR + 0.564%)
due 09/15/42 § 499,770 496,082
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
5.229% (SOFR + 0.374%)
due 08/25/31 § 30,043 31,199
Federal National Mortgage Association
REMICS
5.613% (SOFR + 0.264%)
due 08/25/34 § 12,347 12,128
5.707% (SOFR + 0.174%)
due 07/25/37 § 188,236 183,625
5.745% (SOFR + 0.464%)
due 07/25/37 § 1,941 1,922
6.579% due 05/25/35 § 144,693 148,460
Government National Mortgage Association
REMICS
5.461% (SOFR + 0.865%)
due 08/20/68 § 555,376 553,817
6.245% (SOFR + 0.900%)
due 10/20/72 § 2,392,581 2,406,199
6.445% (SOFR + 1.100%)
due 05/20/73 § 503,721 512,757
6.522% (SOFR + 1.465%)
due 04/20/67 § 446,585 455,575
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 115,040 122,205
GSR Mortgage Loan Trust
6.578% due 01/25/35 § 46,483 43,796
HarborView Mortgage Loan Trust
5.755% (SOFR + 0.794%)
due 06/20/35 § 1,400,707 1,322,618
Impac CMB Trust
5.969% (SOFR + 1.114%)
due 07/25/33 § 3,077 3,074
JP Morgan Mortgage Trust
6.842% due 07/25/35 § 26,537 26,497

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
5.911% (SOFR + 0.814%)
due 11/15/31 § $ 43,889 $ 42,095
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
5.651% (SOFR + 0.554%)
due 12/15/30 § 31,424 30,306
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 261,323 253,360
Sequoia Mortgage Trust 5
5.779% (SOFR + 0.814%)
due 10/19/26 § 32,599 31,875
Structured Adjustable Rate Mortgage Loan
Trust
7.251% due 02/25/34 § 11,432 11,054
Structured Asset Mortgage Investments
II Trust
5.579% (SOFR + 0.614%)
due 07/19/35 § 149,979 140,396
5.739% (SOFR + 0.774%)
due 10/19/34 § 61,330 58,432
Thornburg Mortgage Securities Trust
5.589% (SOFR + 0.734%)
due 06/25/44 § 827,601 776,462
9,769,369
Federal Home Loan Mortgage Corp. - 0.1%
6.350% (UST + 2.225%)
due 01/01/34 § 28,367 29,100
6.500% due 02/01/54  362,362 373,731
7.481% (RFUCC + 1.731%)
due 08/01/35 § 1,087 1,113
403,944
Federal National Mortgage Association - 0.1%
5.175% (RFUCC + 0.675%)
due 02/01/36 § 27,034 27,350
5.522% (RFUCC + 1.272%)
due 11/01/35 § 18,382 18,482
5.607% (RFUCC + 1.357%)
due 12/01/34 § 13,317 13,325
6.030% (RFUCC + 1.780%)
due 11/01/35 § 6,454 6,528
6.363% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 55,807 56,419
6.394% (RFUCC + 1.644%)
due 03/01/35 § 68,208 69,201
6.663% (RFUCC + 1.538%)
due 01/01/36 § 5,593 5,579
7.337% (RFUCC + 2.000%)
due 04/01/35 § 73,567 74,412
271,296
Government National Mortgage Association - 4.1%
3.500% due 05/20/52 495,858 465,965
3.500% due 10/20/54  15,000,000 14,094,074
3.625% (UST + 1.500%)
due 07/20/25 § 746 745
3.750% (UST + 1.500%)
due 11/20/26 § 1,146 1,142
4.000% (UST + 1.500%)
due 10/20/24 - 12/20/26 § 737 732
a
Principal
Amount Value
4.625% (UST + 1.500%)
due 02/20/25 - 01/20/27 § $ 1,550 $ 1,543
5.000% (UST + 1.500%)
due 05/20/26 § 1,337 1,326
14,565,527
Uniform Mortgage-Backed Securities - 11.3%
due 11/01/54 # 1,700,000 1,634,142
due 11/01/54 # 10,000,000 9,835,739
due 11/01/54 # 8,000,000 8,244,020
due 11/01/54 # 11,200,000 11,447,162
due 11/01/54 # 9,500,000 9,610,747
40,771,810
Total Mortgage-Backed Securities
    (Cost $70,525,422) 70,456,173
ASSET-BACKED SECURITIES - 8.5%
Home Equity Other - 1.3%
ABFC Trust
5.669% (SOFR + 0.814%)
due 06/25/34 § 769,354 767,605
ACE Securities Corp. Home Equity Loan
Trust
5.749% (SOFR + 0.894%)
due 04/25/34 § 529,034 501,575
Citigroup Mortgage Loan Trust, Inc.
5.259% (SOFR + 0.404%)
due 09/25/36 ~ § 208,064 200,380
Credit-Based Asset Servicing &
Securitization LLC
3.774% (SOFR + 1.164%)
due 06/25/35 § 1,072,841 1,040,474
Home Equity Asset Trust
5.824% (SOFR + 0.969%)
due 08/25/34 § 80,312 79,675
6.169% (SOFR + 1.314%)
due 07/25/35 § 719,293 713,066
Merrill Lynch Mortgage Investors Trust
5.689% (SOFR + 0.834%)
due 10/25/35 § 622,129 626,726
Morgan Stanley ABS Capital I, Inc. Trust
5.629% (SOFR + 0.774%)
due 01/25/35 § 389,777 376,277
5.944% (SOFR + 1.089%)
due 07/25/34 § 65,438 67,636
Renaissance Home Equity Loan Trust
5.729% (SOFR + 0.874%)
due 12/25/32 § 146,221 137,070
Saxon Asset Securities Trust
5.279% (SOFR + 0.424%)
due 09/25/37 § 107,842 103,120
Structured Asset Securities Corp. Mortgage
Loan Trust
6.815% (SOFR + 1.614%)
due 04/25/35 § 94,387 93,814
4,707,418
Other Asset-Backed Securities - 7.2%
522 Funding CLO Ltd.
6.584% (SOFR + 1.302%)
due 10/20/31 ~ § 670,435 671,440

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ACAS CLO Ltd. (Cayman)
6.431% (SOFR + 1.152%)
due 10/18/28 ~ § $ 59,281 $ 59,328
Adagio CLO VIII DAC (Ireland)
4.615% (EURIBOR + 0.930%)
due 04/15/32 ~ § EUR 1,000,000 1,112,314
Apidos CLO XXVI Ltd. (Cayman)
6.441% (SOFR + 1.162%)
due 07/18/29 ~ § $ 54,860 54,875
Apidos CLO XXVII Ltd. (Cayman)
6.477% (SOFR + 1.192%)
due 07/17/30 ~ § 93,287 93,313
ARES European CLO VI DAC (Ireland)
4.295% (EURIBOR + 0.610%)
due 04/15/30 ~ § EUR 221,438 246,339
ARES European CLO X DAC (Ireland)
4.465% (EURIBOR + 0.780%)
due 10/15/31 ~ § 670,141 746,595
ARES L CLO Ltd. (Cayman)
6.613% (SOFR + 1.312%)
due 01/15/32 ~ § $ 616,207 616,875
ARES LII CLO Ltd. (Cayman)
6.594% (SOFR + 1.312%)
due 04/22/31 ~ § 266,587 267,078
Atlas Senior Loan Fund Ltd. (Cayman)
6.698% (SOFR + 1.412%)
due 01/16/30 ~ § 59,821 59,894
Benefit Street Partners CLO XVII Ltd.
(Cayman)
6.643% (SOFR + 1.342%)
due 07/15/32 ~ § 1,800,000 1,800,000
Black Diamond CLO DAC (Ireland)
4.548% (EURIBOR + 0.860%)
due 01/20/32 ~ § EUR 232,624 259,271
Carlyle Euro CLO DAC (Ireland)
4.172% (EURIBOR + 0.630%)
due 08/15/30 ~ § 133,978 149,291
Carlyle Global Market Strategies CLO Ltd.
6.328% (SOFR + 1.212%)
due 08/14/30 ~ § $ 69,319 69,388
Carlyle Global Market Strategies Euro CLO
Ltd. (Ireland)
4.292% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 1,447,822 1,610,105
Catamaran CLO Ltd. (Cayman)
6.644% (SOFR + 1.362%)
due 04/22/30 ~ § $ 127,925 128,085
CBAM Ltd. (Cayman)
6.794% (SOFR + 1.512%)
due 07/20/30 ~ § 199,396 199,629
CIFC Funding Ltd. (Cayman)
6.495% (SOFR + 1.212%)
due 10/24/30 ~ § 206,910 207,098
6.541% (SOFR + 1.262%)
due 04/18/31 ~ § 340,322 340,705
Crestline Denali CLO XIV Ltd. (Cayman)
6.685% (SOFR + 1.402%)
due 10/23/31 ~ § 182,653 182,886
Crestline Denali CLO XV Ltd. (Cayman)
6.574% (SOFR + 1.292%)
due 04/20/30 ~ § 97,090 97,114
a
Principal
Amount Value
CVC Cordatus Opportunity Loan Fund DAC
(Ireland)
4.922% (EURIBOR + 1.380%)
due 08/15/33 ~ § EUR 990,754 $ 1,108,034
Dryden 52 Euro CLO DAC (Ireland)
4.402% (EURIBOR + 0.860%)
due 05/15/34 ~ § 357,739 397,778
Dryden 64 CLO Ltd. (Cayman)
6.511% (SOFR + 1.232%)
due 04/18/31 ~ § $ 510,278 510,659
Dryden XXVI Senior Loan Fund (Cayman)
6.463% (SOFR + 1.162%)
due 04/15/29 ~ § 970,398 971,421
Dunedin Park CLO DAC (Ireland)
4.540% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 554,676
Gallatin CLO VIII Ltd. (Cayman)
6.653% (SOFR + 1.352%)
due 07/15/31 ~ § $ 274,097 274,425
Harvest CLO XXII DAC (Ireland)
4.535% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,200,000 1,333,694
KKR CLO 9 Ltd. (Cayman)
6.513% (SOFR + 1.212%)
due 07/15/30 ~ § $ 117,971 118,045
LCM XV LP (Cayman)
6.544% (SOFR + 1.262%)
due 07/20/30 ~ § 251,627 251,753
LCM XVIII LP (Cayman)
6.564% (SOFR + 1.282%)
due 04/20/31 ~ § 384,634 385,080
Madison Park Euro Funding IX DAC
(Ireland)
4.565% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,106,442
MidOcean Credit CLO VIII (Cayman)
6.440% (SOFR + 1.312%)
due 02/20/31 ~ § $ 163,472 163,655
Oak Hill European Credit Partners VII DAC
(Ireland)
4.428% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 495,906 550,223
Oaktree CLO Ltd. (Cayman)
6.654% (SOFR + 1.372%)
due 04/22/30 ~ § $ 291,650 291,881
Octagon Investment Partners 18-R Ltd.
(Cayman)
6.508% (SOFR + 1.222%)
due 04/16/31 ~ § 378,257 378,825
OSD CLO Ltd. (Cayman)
6.417% (SOFR + 1.132%)
due 04/17/31 ~ § 867,067 868,132
OZLM VIII Ltd. (Cayman)
6.527% (SOFR + 1.242%)
due 10/17/29 ~ § 72,745 72,785
OZLM XXIV Ltd. (Cayman)
6.704% (SOFR + 1.422%)
due 07/20/32 ~ § 200,000 200,213
Palmer Square Loan Funding Ltd. (Cayman)
6.344% (SOFR + 1.062%)
due 07/20/29 ~ § 147,418 147,568
6.363% (SOFR + 1.062%)
due 10/15/29 ~ § 251,232 251,410

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Rad CLO 5 Ltd. (Cayman)
6.665% (SOFR + 1.382%)
due 07/24/32 ~ § $ 500,000 $ 500,415
Romark CLO Ltd. (Cayman)
6.575% (SOFR + 1.292%)
due 10/23/30 ~ § 241,032 241,378
Saranac CLO VI Ltd. (Jersey)
6.333% (SOFR + 1.402%)
due 08/13/31 ~ § 164,799 165,021
Segovia European CLO DAC (Ireland)
4.568% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 396,326 440,356
SLM Student Loan Trust
6.171% (SOFR + 0.812%)
due 10/25/64 ~ § $ 461,617 455,218
Sound Point CLO IX Ltd. (Cayman)
6.754% (SOFR + 1.472%)
due 07/20/32 ~ § 600,000 600,658
TCW CLO Ltd. (Cayman)
6.516% (SOFR + 1.232%)
due 04/25/31 ~ § 218,000 218,109
THL Credit Wind River CLO Ltd. (Cayman)
6.643% (SOFR + 1.342%)
due 07/15/31 ~ § 261,980 262,308
Tikehau CLO IV DAC (Ireland)
4.585% (EURIBOR + 0.900%)
due 10/15/31 ~ § EUR 864,737 962,822
TSTAT Ltd. (Bermuda)
6.432% (SOFR + 1.150%)
due 07/20/37 ~ § $ 500,000 500,120
U.S. Small Business Administration
5.290% due 12/01/27  202,027 202,685
Venture XXIV CLO Ltd. (Cayman)
6.444% (SOFR + 1.162%)
due 10/20/28 ~ § 20,535 20,542
Venture XXVIII CLO Ltd. (Cayman)
6.534% (SOFR + 1.252%)
due 07/20/30 ~ § 188,116 188,239
Vibrant CLO XI Ltd. (Cayman)
6.664% (SOFR + 1.382%)
due 07/20/32 ~ § 300,000 300,288
Voya CLO Ltd. (Cayman)
6.497% (SOFR + 1.212%)
due 04/17/30 ~ § 596,275 596,632
6.663% (SOFR + 1.362%)
due 07/14/31 ~ § 262,978 263,230
Wellfleet CLO Ltd. (Cayman)
6.647% (SOFR + 1.362%)
due 07/17/31 ~ § 1,017,016 1,018,007
25,844,350
Total Asset-Backed Securities
    (Cost $30,395,274) 30,551,768
U.S. TREASURY OBLIGATIONS - 81.3%
U.S. Treasury Inflation Protected Securities - 81.3%
0.125% due 04/15/26 ^ 6,836,694 6,646,890
0.125% due 07/15/26 ^ 14,854,670 14,480,854
0.125% due 10/15/26 ^ 7,021,710 6,828,221
0.125% due 04/15/27 ^ 5,792,696 5,577,625
0.125% due 01/15/30 ^ 10,196,234 9,515,574
0.125% due 07/15/30 ^ 11,900,251 11,068,774
a
Principal
Amount Value
0.125% due 01/15/31 ^ $ 6,645,815 $ 6,108,339
0.125% due 07/15/31 ^ 2,734,302 2,502,399
0.125% due 02/15/51 ^ 2,428,261 1,535,470
0.125% due 02/15/52 ^ 790,909 492,657
0.250% due 07/15/29 ^ 4,552,053 4,320,271
0.250% due 02/15/50 ^ 3,352,089 2,227,924
0.375% due 01/15/27 ^ ‡ 1,093,739 1,062,825
0.375% due 07/15/27 ^ 7,779,514 7,565,511
0.500% due 01/15/28 ^ 12,211,315 11,824,905
0.625% due 01/15/26 ^ 3,919,505 3,844,750
0.625% due 07/15/32 ^ 12,125,120 11,357,287
0.625% due 02/15/43 ^ 7,154,849 5,749,499
0.750% due 07/15/28 ^ 8,333,115 8,149,574
0.750% due 02/15/42 ^ 8,421,903 7,026,654
0.750% due 02/15/45 ^ 7,306,170 5,846,736
0.875% due 01/15/29 ^ 6,602,316 6,446,641
0.875% due 02/15/47 ^ 6,909,650 5,554,762
1.000% due 02/15/46 ^ 6,942,459 5,791,398
1.000% due 02/15/48 ^ 5,484,564 4,511,514
1.000% due 02/15/49 ^ 5,749,678 4,695,970
1.125% due 01/15/33 ^ 11,510,073 11,109,977
1.250% due 04/15/28 ^ 734,020 727,271
1.375% due 07/15/33 ^ 14,085,384 13,890,479
1.375% due 02/15/44 ^ 9,596,012 8,760,768
1.500% due 02/15/53 ^ 2,856,897 2,585,629
1.625% due 10/15/27 ^ ‡ 12,529,656 12,613,661
1.750% due 01/15/28 ^ ‡ 2,700,929 2,723,556
1.750% due 01/15/34 ^ 3,888,236 3,933,442
1.875% due 07/15/34 ^ 2,004,740 2,054,568
2.000% due 01/15/26 ^ 7,851,149 7,837,990
2.125% due 04/15/29 ^ 3,051,240 3,136,824
2.125% due 02/15/40 ^ 1,120,512 1,170,372
2.125% due 02/15/41 ^ 2,886,883 3,023,499
2.125% due 02/15/54 ^ 2,869,552 2,986,845
2.375% due 01/15/27 ^ 140,369 142,699
2.375% due 10/15/28 ^ 22,285,283 23,148,846
2.500% due 01/15/29 ^ 5,124,465 5,345,907
3.625% due 04/15/28 ^ 13,909,067 14,909,197
3.875% due 04/15/29 ^ 10,261,511 11,328,367
292,162,921
Total U.S. Treasury Obligations
    (Cost $319,071,592) 292,162,921
FOREIGN GOVERNMENT BONDS & NOTES - 9.3%
Canadian Government (Canada)
4.250% due 12/01/26 ^ CAD 2,768,160 2,170,461
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~ EUR 4,195,205 4,613,830
0.100% due 07/25/31 ^ ~ 1,200,490 1,283,647
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~ 1,460,652 1,554,158
1.400% due 05/26/25 ^ ~ 12,060,600 13,337,885
1.800% due 05/15/36 ^ ~ 610,488 682,711
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^ JPY 255,731,480 1,842,129
0.100% due 03/10/29 ^ 1,062,839,498 7,681,577
Total Foreign Government Bonds & Notes
    (Cost $35,031,108) 33,166,398

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $1,924,370 at a weighted average interest rate of 5.4%. As of September 30, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $49,005,033 at a weighted average interest rate of 0.3%.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 10.6%
Repurchase Agreements - 10.6%
Deutsche Bank Securities, Inc.
4.950% due 10/02/24
(Dated 10/01/24, repurchase price of
$36,304,991; collateralized by U.S.
Treasury Obligations: 3.380% due
11/15/48 and value $36,724,657) $ 36,300,000 $ 36,300,000
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $1,842,458; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $1,879,213) 1,842,230 1,842,230
38,142,230
Total Short-Term Investments
(Cost $38,142,230) 38,142,230
TOTAL INVESTMENTS - 129.8%
(Cost $495,218,452) 466,327,067
DERIVATIVES - 0.2% 819,210
OTHER ASSETS & LIABILITIES, NET - (30.0%) (107,870,161)
NET ASSETS - 100.0% $ 359,276,116
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 12/24 73 $ 8,324,226 $ 8,342,531 $ 18,305
CBOT Ultra 10 Year U.S. Treasury Notes 12/24 148 17,520,471 17,507,938 (12,533)
CME Ultra Long Term U.S. Treasury Bond 12/24 42 5,632,698 5,589,938 (42,760)
Eurex 5 Year Euro BOBL 12/24 49 6,513,654 6,548,046 34,392
Eurex 30 Year Euro BUXL 12/24 19 2,854,625 2,882,300 27,675
Euro-BTP Italian Bond 12/24 23 3,029,951 3,109,928 79,977
ICE 3 Month EURIBOR 09/26 129 35,143,538 35,209,806 66,268
SFE 10 Year Australian Bond 12/24 69 5,590,476 5,552,470 (38,006)
TSE Japanese 10 Year Bond 12/24 1 1,004,629 1,006,436 1,807
$ 135,125
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 12/24 149 30,952,752 31,028,086 (75,334)
CBOT 5 Year U.S. Treasury Notes 12/24 481 52,805,895 52,853,633 (47,738)
CBOT U.S. Long Bond 12/24 208 25,955,819 25,831,000 124,819
Eurex 2 Year Euro SCHATZ 12/24 99 11,757,451 11,810,877 (53,426)
Eurex 10 Year Euro BUND 12/24 97 14,387,134 14,568,053 (180,919)
Eurex French Government Bond 12/24 85 11,937,862 12,001,309 (63,447)
EUX Short term Euro-BTP 12/24 60 7,132,652 7,191,168 (58,516)
ICE 3 Month EURIBOR 09/25 129 35,111,774 35,236,731 (124,957)
SFE 3 Year Australian Bond 12/24 16 1,187,255 1,185,573 1,682
( $ 477,836 )
Total Futures Contracts ( $ 342,711 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) As of September 30, 2024, forward foreign currency contracts outstanding were as follows:
(d) As of September 30, 2024, premiums received, and value of written options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 233,000 USD 159,838 10/24 TDB $ 1,247 $ –
CAD 2,871,955 USD 2,125,026 10/24 HSB – (1,461)
DKK 1,333,005 USD 199,333 10/24 BNP – (274)
DKK 265,048 USD 39,688 10/24 CIT – (108)
DKK 2,782,998 USD 417,326 10/24 JPM – (1,739)
DKK 2,629,458 USD 392,988 10/24 MSC – (329)
EUR 29,145,000 USD 32,564,061 10/24 BNP – (121,322)
EUR 167,000 USD 185,805 10/24 BNP 91 –
GBP 295,000 USD 394,562 10/24 HSB – (162)
JPY 319,300,000 USD 2,229,759 10/24 BOA – (8,155)
JPY 932,677,018 USD 6,451,387 10/24 TDB 37,930 –
JPY 440,139,233 USD 3,073,598 10/24 UBS – (11,227)
USD 158,508 AUD 233,000 10/24 BRC – (2,577)
USD 159,918 AUD 233,000 11/24 TDB – (1,250)
USD 2,129,109 CAD 2,872,185 10/24 GSC 5,374 –
USD 2,125,026 CAD 2,869,628 11/24 HSB 1,495 –
USD 265,196 DKK 1,785,000 10/24 JPM – (1,359)
USD 453,076 DKK 3,030,854 10/24 JPM 477 –
USD 328,470 DKK 2,204,376 10/24 MSC – (711)
USD 199,333 DKK 1,330,710 11/24 BNP 272 –
USD 39,688 DKK 264,591 11/24 CIT 108 –
USD 417,326 DKK 2,778,170 11/24 JPM 1,740 –
USD 392,988 DKK 2,624,929 11/24 MSC 326 –
USD 640,645 EUR 575,000 10/24 BNP 584 –
USD 32,027,070 EUR 28,737,000 10/24 MSC 38,496 –
USD 32,608,169 EUR 29,145,000 11/24 BNP 120,809 –
USD 167,544 GBP 127,000 10/24 BRC – (2,249)
USD 221,362 GBP 168,000 10/24 HSB – (3,246)
USD 394,547 GBP 295,000 11/24 HSB 152 –
USD 6,923,165 JPY 996,856,143 10/24 BNP – (12,693)
USD 4,877,201 JPY 703,006,580 10/24 HSB – (14,130)
USD 6,451,387 JPY 928,393,297 11/24 TDB – (38,072)
USD 3,073,598 JPY 438,113,117 11/24 UBS 11,192 –
Total Forward Foreign Currency Contracts $ 220,293 ( $ 221,064 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 31,029 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive SOFR 3.250% 10/07/24 MSC $ 9,400,000 $ 16,544 ( $ 3,360 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.900% 08/29/25 GSC EUR 2,900,000 37,692 (59,863)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,240 (313,904)
$ 264,476 ( $ 377,127 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.900% 08/29/25 GSC 2,900,000 37,692 (3,500)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,239 (24,702)
$ 247,931 ( $ 28,202 )
Total Interest Rate Swaptions $ 512,407 ( $ 405,329 )
- – - – - –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) As of September 30, 2024, swap agreements outstanding were as follows:
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 2 Year Euro SCHATZ Futures EUR 107.30 10/25/24 EUX 91 EUR 9,764,300 $ 14,389 ( $ 13,168 )
a
Total Written Options $ 626,883 ( $ 449,526 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.980% U.S. CPI Urban Consumers Z/Z LCH 09/19/25 $ 3,700,000 ( $ 1,977 ) $ – ( $ 1,977 )
2.033% U.S. CPI Urban Consumers Z/Z LCH 09/23/25 3,700,000 (14) – (14)
4.250% 1 Day GBP SONIA A/A LCH 09/18/26 GBP 14,500,000 119,346 171,373 (52,027)
0.700% 6 Month EURIBOR A/S LCH 04/11/27 EUR 700,000 (40,946) (44,991) 4,045
0.650% 6 Month EURIBOR A/S LCH 04/12/27 1,400,000 (83,753) (91,870) 8,117
0.650% 6 Month EURIBOR A/S LCH 05/11/27 900,000 (52,271) (61,121) 8,850
1.000% 6 Month EURIBOR A/S LCH 05/13/27 1,600,000 (75,083) (94,248) 19,165
1.000% 6 Month EURIBOR A/S LCH 05/18/27 700,000 (32,600) (41,514) 8,914
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 (656,139) (157,072) (499,067)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (328,137) (305,429) (22,708)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,025,846) (954,412) (71,434)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (494,863) (462,962) (31,901)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (103,335) (96,657) (6,678)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,039,268) (1,165,781) 126,513
2.879% 6 Month EURIBOR A/S LCH 08/15/32 4,700,000 213,210 681 212,529
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 16,000,000 (528,181) (245,073) (283,108)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 878 9,127 (8,249)
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 (1,470) – (1,470)
2.500% 6 Month EURIBOR A/S LCH 03/19/35 EUR 40,050,000 716,048 272,028 444,020
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 102 (1,250) 1,352
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (3,735) (30,243) 26,508
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 48,986 (11,342) 60,328
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 135,697 6,016 129,681
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 122,768 1,735 121,033
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 29,154 – 29,154
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 66,456 3,920 62,536
( $ 3,014,973 ) ( $ 3,299,085 ) $ 284,112
a –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.475% 1 Day Euro Overnight A/A LCH 02/26/25 EUR 76,500,000 $ 41,355 $ 6,295 $ 35,060
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 33,710,000 107,439 92,923 14,516
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 227,182 203,223 23,959
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 286,255 255,476 30,779
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 135,781 118,816 16,965
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 77,370 67,532 9,838
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 99,355 86,786 12,569
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 10,445 30,995 (20,550)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 14,272 47,983 (33,711)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 971 9,023 (8,052)
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 140,282 129,014 11,268
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 149,014 136,950 12,064
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 21,296 (3,082) 24,378
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 26,141 23,914 2,227
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 28,668 26,277 2,391
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 1,299 (6,483) 7,782
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 $ 5,100,000 562,540 535,506 27,034
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 38,094 7,764 30,330
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 (701) 12,440 (13,141)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 3,400,000 (42,252) (1,286) (40,966)
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 (13,974) (4,491) (9,483)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 1,500,000 745,903 733,932 11,971
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 768,927 756,800 12,127
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,386,875 1,366,458 20,417
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 $ 3,050,000 763,835 186,787 577,048
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 943,904 237,921 705,983
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 (78,536) 63,665 (142,201)
2.250% 6 Month EURIBOR A/S LCH 03/19/55 EUR 11,899,000 (10,117) 57,053 (67,170)
$ 6,431,623 $ 5,178,191 $ 1,253,432
a –
Total Interest Rate Swaps $ 3,416,650 $ 1,879,106 $ 1,537,544
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/25 5.315% Z MSC 10/10/24 $ 15,000,000 $ 45,683 $ – $ 45,683
U.S. Treasury Inflation Protected Securities
0.625% due 01/15/26 5.315% Z MSC 10/10/24 10,000,000 27,194 – 27,194
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27 5.315% Z MSC 10/10/24 20,000,000 50,877 – 50,877
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31 5.315% Z MSC 10/10/24 20,000,000 (15,869) – (15,869)
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32 5.315% Z MSC 10/10/24 30,000,000 (33,211) – (33,211)
$ 74,674 $ – $ 74,674
Total Swap Agreements $ 3,491,324 $ 1,879,106 $ 1,612,218

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(f) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 1,847,577 $ – $ 1,847,577 $ –
Mortgage-Backed Securities 70,456,173 – 70,456,173 –
Asset-Backed Securities 30,551,768 – 30,551,768 –
U.S. Treasury Obligations 292,162,921 – 292,162,921 –
Foreign Government Bonds & Notes 33,166,398 – 33,166,398 –
Short-Term Investments 38,142,230 – 38,142,230 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 220,293 – 220,293 –
Interest Rate Contracts
Futures 354,925 354,925 – –
Swaps 2,975,205 – 2,975,205 –
Total Interest Rate Contracts 3,330,130 354,925 2,975,205 –
Total Asset - Derivatives 3,550,423 354,925 3,195,498 –
Total Assets 469,877,490 354,925 469,522,565 –
a
Liabilities Sale-Buyback Financing Transactions (214,607,743) – (214,607,743) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (221,064) – (221,064) –
Interest Rate Contracts
Futures (697,636) (697,636) – –
Written Options (449,526) – (449,526) –
Swaps (1,362,987) – (1,362,987) –
Total Interest Rate Contracts (2,510,149) (697,636) (1,812,513) –
Total Liabilities - Derivatives (2,731,213) (697,636) (2,033,577) –
Total Liabilities (217,338,956) (697,636) (216,641,320) –
Total $ 252,538,534 ( $ 342,711 ) $ 252,881,245 $ –

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 27.2%
Basic Materials - 0.2%
CF Industries, Inc.
4.950% due 06/01/43  $ 410,000 $ 386,035
DuPont de Nemours, Inc.
5.319% due 11/15/38  179,000 195,030
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 269,090
Nutrien Ltd. (Canada)
5.000% due 04/01/49  375,000 355,269
Vale Overseas Ltd. (Brazil)
3.750% due 07/08/30  440,000 419,885
1,625,309
Communications - 1.4%
Amazon.com, Inc.
3.875% due 08/22/37  450,000 423,402
AT&T, Inc.
2.750% due 06/01/31  630,000 569,785
3.550% due 09/15/55  1,434,000 1,049,817
5.400% due 02/15/34  400,000 419,871
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  705,000 495,568
3.700% due 04/01/51  860,000 549,399
Comcast Corp.
3.250% due 11/01/39  1,470,000 1,203,124
5.350% due 05/15/53  1,000,000 1,023,575
Corning, Inc.
5.750% due 08/15/40  300,000 314,914
Discovery Communications LLC
3.625% due 05/15/30  630,000 567,755
Meta Platforms, Inc.
5.400% due 08/15/54  150,000 157,266
5.600% due 05/15/53  610,000 661,842
Paramount Global
2.900% due 01/15/27  302,000 289,056
Sprint Capital Corp.
6.875% due 11/15/28  357,000 390,059
T-Mobile USA, Inc.
5.050% due 07/15/33  895,000 917,783
5.150% due 04/15/34  477,000 491,581
Uber Technologies, Inc.
4.800% due 09/15/34  210,000 209,840
Verizon Communications, Inc.
5.050% due 05/09/33  1,255,000 1,295,704
11,030,341
Consumer, Cyclical - 1.7%
7-Eleven, Inc.
2.500% due 02/10/41 ~ 283,000 198,573
American Airlines Pass-Through Trust
Class A
3.650% due 12/15/29  1,056,240 986,507
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  1,356,160 1,286,771
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  1,854,020 1,752,489
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,627,701 1,534,687
a
Principal
Amount Value
General Motors Financial Co., Inc.
2.700% due 06/10/31  $ 230,000 $ 198,313
5.450% due 09/06/34  260,000 259,317
5.950% due 04/04/34  525,000 543,548
Hasbro, Inc.
3.900% due 11/19/29  362,000 349,264
Hyundai Capital America
1.800% due 01/10/28 ~ 395,000 362,150
JetBlue Pass-Through Trust Class B
7.750% due 05/15/30  864,618 884,303
Lear Corp.
2.600% due 01/15/32  265,000 226,152
Starbucks Corp.
3.350% due 03/12/50  565,000 416,039
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  426,522 389,007
3.700% due 09/01/31  1,075,624 988,855
United Airlines Pass-Through Trust
Class AA
5.450% due 08/15/38  420,000 438,727
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27  968,582 951,870
3.650% due 07/07/27  1,347,593 1,318,819
13,085,391
Consumer, Non-Cyclical - 3.0%
Altria Group, Inc.
2.450% due 02/04/32  355,000 303,106
Amgen, Inc.
4.663% due 06/15/51  358,000 328,129
5.600% due 03/02/43  500,000 525,594
5.650% due 03/02/53  219,000 230,537
AstraZeneca PLC (United Kingdom)
6.450% due 09/15/37  205,000 239,811
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 417,655
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  1,130,000 1,051,732
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 205,941
Bon Secours Mercy Health, Inc.
3.205% due 06/01/50  700,000 512,608
Boston Scientific Corp.
4.550% due 03/01/39  167,000 163,650
6.500% due 11/15/35  215,000 247,685
Bristol-Myers Squibb Co.
4.125% due 06/15/39  500,000 462,813
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  805,000 726,607
CommonSpirit Health
2.782% due 10/01/30  1,065,000 970,060
3.910% due 10/01/50  650,000 523,465
CVS Health Corp.
4.875% due 07/20/35  850,000 832,654
5.050% due 03/25/48  430,000 392,758
5.250% due 02/21/33  300,000 306,630
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 443,243 405,509
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 240,686
Element Fleet Management Corp. (Canada)
6.271% due 06/26/26 ~ 535,000 549,599
Elevance Health, Inc.
2.250% due 05/15/30  335,000 300,123

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Gilead Sciences, Inc.
2.600% due 10/01/40  $ 675,000 $ 505,517
Global Payments, Inc.
3.200% due 08/15/29  500,000 468,594
5.300% due 08/15/29  285,000 293,161
HCA, Inc.
5.450% due 09/15/34  320,000 329,384
5.500% due 06/15/47  700,000 696,177
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
3.750% due 12/01/31  610,000 561,414
6.750% due 03/15/34 ~ 650,000 720,539
Kellanova
5.250% due 03/01/33  385,000 403,420
Keurig Dr. Pepper, Inc.
3.200% due 05/01/30  400,000 377,821
Kraft Heinz Foods Co.
4.625% due 10/01/39  380,000 363,437
Kroger Co.
1.700% due 01/15/31  420,000 355,781
5.000% due 09/15/34  160,000 161,397
5.500% due 09/15/54  120,000 120,857
MedStar Health, Inc.
3.626% due 08/15/49  520,000 404,634
MultiCare Health System
2.803% due 08/15/50  560,000 356,654
MyMichigan Health
3.409% due 06/01/50  1,000,000 753,177
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 146,882
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 463,596
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53  1,245,000 1,289,148
Piedmont Healthcare, Inc.
2.864% due 01/01/52  515,000 356,693
Quanta Services, Inc.
2.350% due 01/15/32  420,000 360,751
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  625,000 540,209
Royalty Pharma PLC
2.150% due 09/02/31  84,000 71,621
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025% due 07/09/40  655,000 509,724
UnitedHealth Group, Inc.
2.750% due 05/15/40  405,000 310,247
5.875% due 02/15/53  420,000 465,396
University of Miami
4.063% due 04/01/52  240,000 207,209
Verisk Analytics, Inc.
5.750% due 04/01/33  300,000 323,112
Viterra Finance BV (Netherlands)
3.200% due 04/21/31 ~ 1,000,000 917,033
Zoetis, Inc.
5.600% due 11/16/32  400,000 428,608
23,199,545
Energy - 1.5%
Aker BP ASA (Norway)
due 10/01/34 # ~ 205,000 202,656
due 10/01/54 # ~ 150,000 147,895
BG Energy Capital PLC
5.125% due 10/15/41 ~ 280,000 277,615
a
Principal
Amount Value
BP Capital Markets America, Inc.
4.812% due 02/13/33  $ 860,000 $ 871,845
Cheniere Energy, Inc.
5.650% due 04/15/34 ~ 310,000 320,974
Devon Energy Corp.
5.750% due 09/15/54  390,000 379,875
DT Midstream, Inc.
4.300% due 04/15/32 ~ 790,000 741,498
Enbridge, Inc. (Canada)
5.625% due 04/05/34  380,000 398,714
5.700% due 03/08/33  700,000 738,095
Energy Transfer LP
6.100% due 02/15/42  455,000 472,955
Eni SpA (Italy)
5.950% due 05/15/54 ~ 370,000 381,326
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~ 105,000 92,063
4.317% due 12/30/39 ~ 335,000 268,132
Galaxy Pipeline Assets Bidco Ltd. (United
Arab Emirates)
2.940% due 09/30/40 ~ 494,857 417,330
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 865,000 843,820
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 286,730
MPLX LP
4.500% due 04/15/38  580,000 536,388
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 860,000 765,363
Occidental Petroleum Corp.
5.200% due 08/01/29  160,000 162,775
5.375% due 01/01/32  155,000 157,257
ONEOK, Inc.
4.750% due 10/15/31  685,000 685,210
5.700% due 11/01/54  605,000 602,018
Phillips 66 Co.
5.300% due 06/30/33  620,000 639,654
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 115,000 115,909
5.026% due 10/01/29 ~ 135,000 135,411
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  390,000 420,766
TotalEnergies Capital International SA
(France)
2.986% due 06/29/41  1,130,000 876,736
11,939,010
Financial - 13.7%
ABN AMRO Bank NV (Netherlands)
6.575% due 10/13/26 ~ 1,100,000 1,120,119
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,080,000 1,037,518
3.300% due 01/30/32  550,000 496,553
AIB Group PLC (Ireland)
6.608% due 09/13/29 ~ 630,000 674,410
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  690,000 643,976
American Tower Corp.
3.100% due 06/15/50  351,000 244,795
5.900% due 11/15/33  1,060,000 1,139,860

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ANZ New Zealand International Ltd. (New
Zealand)
5.355% due 08/14/28 ~ $ 690,000 $ 716,642
Aon North America, Inc.
5.450% due 03/01/34  800,000 840,291
5.750% due 03/01/54  700,000 742,141
Athene Global Funding
1.450% due 01/08/26 ~ 485,000 466,202
2.500% due 03/24/28 ~ 885,000 824,831
Australia & New Zealand Banking Group
Ltd. (Australia)
4.400% due 05/19/26 ~ 640,000 637,567
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 5,605,000 5,235,494
5.750% due 03/01/29 ~ 619,000 638,318
6.375% due 05/04/28 ~ 1,005,000 1,050,911
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 189,506
5.147% due 08/18/25  400,000 401,064
6.607% due 11/07/28  1,000,000 1,085,431
Bank of America Corp.
2.676% due 06/19/41  590,000 443,876
5.202% due 04/25/29  2,060,000 2,118,628
5.288% due 04/25/34  2,460,000 2,558,486
5.819% due 09/15/29  1,560,000 1,642,162
5.872% due 09/15/34  940,000 1,014,568
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,712,000 1,636,149
5.601% due 03/20/30 ~ 290,000 301,122
Bank of New York Mellon Corp.
6.474% due 10/25/34  620,000 700,976
Bank of Nova Scotia (Canada)
4.850% due 02/01/30  600,000 614,181
Banque Federative du Credit Mutuel SA
(France)
1.604% due 10/04/26 ~ 515,000 488,646
5.790% due 07/13/28 ~ 570,000 597,810
Barclays PLC (United Kingdom)
2.894% due 11/24/32  1,158,000 1,015,951
6.224% due 05/09/34  945,000 1,018,485
Berkshire Hathaway Finance Corp.
3.850% due 03/15/52  535,000 452,143
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 511,142
5.176% due 01/09/30 ~ 1,580,000 1,621,676
5.894% due 12/05/34 ~ 290,000 313,202
BPCE SA (France)
1.652% due 10/06/26 ~ 1,670,000 1,617,786
5.716% due 01/18/30 ~ 370,000 382,289
5.936% due 05/30/35 ~ 860,000 900,990
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 225,955
4.125% due 05/15/29  600,000 587,574
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 392,670
Brown & Brown, Inc.
2.375% due 03/15/31  1,125,000 974,706
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 850,000 884,275
Capital One Financial Corp.
3.800% due 01/31/28  1,000,000 978,710
Citigroup, Inc.
2.520% due 11/03/32  1,225,000 1,063,583
a
Principal
Amount Value
3.057% due 01/25/33  $ 1,909,000 $ 1,705,939
3.520% due 10/27/28  980,000 956,833
CNO Global Funding
5.875% due 06/04/27 ~ 1,200,000 1,236,459
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 263,135
Credit Agricole SA (France)
5.335% due 01/10/30 ~ 730,000 751,446
6.316% due 10/03/29 ~ 500,000 531,857
Crown Castle, Inc.
2.900% due 04/01/41  2,000,000 1,483,460
Danske Bank AS (Denmark)
due 10/02/30 # ~ 282,000 281,775
5.705% due 03/01/30 ~ 475,000 495,234
Deutsche Bank AG (Germany)
2.311% due 11/16/27  471,000 448,173
4.999% due 09/11/30  205,000 206,171
5.403% due 09/11/35  210,000 211,436
6.720% due 01/18/29  365,000 386,487
6.819% due 11/20/29  380,000 409,146
7.146% due 07/13/27  570,000 593,458
DNB Bank ASA (Norway)
1.605% due 03/30/28 ~ 805,000 751,448
Empower Finance 2020 LP (Canada)
3.075% due 09/17/51 ~ 625,000 425,648
Essex Portfolio LP
5.500% due 04/01/34  190,000 197,600
Extra Space Storage LP
2.400% due 10/15/31  1,230,000 1,058,775
F&G Annuities & Life, Inc.
6.500% due 06/04/29  245,000 252,503
Federal Realty OP LP
1.250% due 02/15/26  785,000 751,254
Federation des Caisses Desjardins du
Quebec (Canada)
5.700% due 03/14/28 ~ 520,000 538,221
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 ~ 124,000 124,020
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,713,000 2,586,680
2.640% due 02/24/28  716,000 688,319
5.049% due 07/23/30  565,000 579,873
5.330% due 07/23/35  1,200,000 1,243,534
5.727% due 04/25/30  430,000 452,005
6.484% due 10/24/29  830,000 893,957
Healthcare Realty Holdings LP
3.100% due 02/15/30  580,000 533,257
Healthpeak OP LLC
2.875% due 01/15/31  1,130,000 1,030,011
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 592,598
2.206% due 08/17/29  1,495,000 1,371,112
Huntington National Bank
5.650% due 01/10/30  513,000 537,080
ING Groep NV (Netherlands)
6.083% due 09/11/27  206,000 212,392
KBC Group NV (Belgium)
6.324% due 09/21/34 ~ 740,000 806,729
KeyCorp
4.789% due 06/01/33  115,000 112,642
Lloyds Banking Group PLC (United
Kingdom)
5.679% due 01/05/35  735,000 773,710

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.721% due 06/05/30  $ 1,000,000 $ 1,048,258
LSEGA Financing PLC (United Kingdom)
2.000% due 04/06/28 ~ 720,000 668,392
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 250,000 250,755
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 600,000 521,695
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.538% due 07/20/27  500,000 476,110
Mizuho Financial Group, Inc. (Japan)
5.778% due 07/06/29  1,690,000 1,768,286
Morgan Stanley
4.889% due 07/20/33  1,500,000 1,519,234
5.042% due 07/19/30  280,000 287,803
5.320% due 07/19/35  380,000 394,751
5.466% due 01/18/35  396,000 414,205
5.656% due 04/18/30  705,000 741,762
Mutual of Omaha Cos Global Funding
5.800% due 07/27/26 ~ 600,000 614,443
Nasdaq, Inc.
5.550% due 02/15/34  295,000 311,327
Nationwide Building Society (United
Kingdom)
2.972% due 02/16/28 ~ 830,000 800,670
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 511,565
4.892% due 05/18/29  1,400,000 1,415,002
5.778% due 03/01/35  755,000 803,193
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 853,126
New York Life Insurance Co.
3.750% due 05/15/50 ~ 1,140,000 914,564
NNN REIT, Inc.
5.500% due 06/15/34  310,000 322,740
5.600% due 10/15/33  250,000 262,021
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  650,000 684,707
Nordea Bank Abp (Finland)
5.375% due 09/22/27 ~ 580,000 597,779
Northwestern Mutual Global Funding
1.700% due 06/01/28 ~ 490,000 448,569
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 510,220
Realty Income Corp.
1.800% due 03/15/33  705,000 561,958
Sabra Health Care LP
3.200% due 12/01/31  515,000 453,538
Santander Holdings USA, Inc.
6.174% due 01/09/30  865,000 903,401
Santander U.K. Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  560,000 532,773
6.534% due 01/10/29  1,400,000 1,483,857
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 1,225,000 1,210,124
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 432,455
5.634% due 01/19/30 ~ 1,066,000 1,092,784
Standard Chartered PLC (United Kingdom)
5.688% due 05/14/28 ~ 500,000 513,678
a
Principal
Amount Value
5.905% due 05/14/35 ~ $ 985,000 $ 1,042,696
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.716% due 09/14/28  1,300,000 1,365,561
Teachers Insurance & Annuity Association
of America
3.300% due 05/15/50 ~ 555,000 406,420
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  510,000 533,721
Truist Financial Corp.
5.122% due 01/26/34  520,000 525,896
6.047% due 06/08/27  470,000 482,440
7.161% due 10/30/29  625,000 685,199
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 1,115,000 1,091,165
5.428% due 02/08/30 ~ 217,000 224,399
5.617% due 09/13/30 ~ 310,000 323,995
5.699% due 02/08/35 ~ 225,000 237,593
6.537% due 08/12/33 ~ 440,000 485,937
UDR, Inc.
1.900% due 03/15/33  185,000 146,634
2.100% due 08/01/32  1,130,000 934,093
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,020,000 975,703
Wells Fargo & Co.
4.611% due 04/25/53  780,000 721,629
5.198% due 01/23/30  825,000 850,712
5.557% due 07/25/34  470,000 493,307
6.491% due 10/23/34  800,000 894,287
WP Carey, Inc.
2.250% due 04/01/33  325,000 268,820
2.400% due 02/01/31  420,000 366,612
107,100,311
Industrial - 1.1%
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 935,000 885,978
Boeing Co.
2.700% due 02/01/27  1,105,000 1,048,343
6.298% due 05/01/29 ~ 625,000 657,771
6.388% due 05/01/31 ~ 355,000 377,625
6.528% due 05/01/34 ~ 580,000 622,713
Burlington Northern Santa Fe LLC
5.500% due 03/15/55  410,000 442,632
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  500,000 469,396
CSX Corp.
3.800% due 11/01/46  500,000 419,009
Graphic Packaging International LLC
1.512% due 04/15/26 ~ 594,000 562,264
L3Harris Technologies, Inc.
5.400% due 07/31/33  300,000 313,501
Masco Corp.
2.000% due 10/01/30  525,000 458,111
Northrop Grumman Corp.
3.850% due 04/15/45  400,000 338,491
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 120,681
Penske Truck Leasing Co. LP/PTL Finance
Corp.
6.050% due 08/01/28 ~ 800,000 842,329
RTX Corp.
3.750% due 11/01/46  1,000,000 817,483

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Siemens Financieringsmaatschappij NV
(Germany)
3.300% due 09/15/46 ~ $ 250,000 $ 195,317
8,571,644
Technology - 1.0%
Analog Devices, Inc.
2.800% due 10/01/41  259,000 196,425
Apple, Inc.
3.950% due 08/08/52  1,530,000 1,349,479
Broadcom, Inc.
due 02/15/32 # 862,000 861,610
3.187% due 11/15/36 ~ 148,000 125,496
CGI, Inc. (Canada)
2.300% due 09/14/31  600,000 514,593
Dell International LLC/EMC Corp.
6.200% due 07/15/30  695,000 756,065
Intel Corp.
3.050% due 08/12/51  300,000 192,327
3.250% due 11/15/49  300,000 201,947
Intuit, Inc.
5.500% due 09/15/53  240,000 258,147
KLA Corp.
3.300% due 03/01/50  800,000 605,994
Leidos, Inc.
2.300% due 02/15/31  700,000 608,642
Oracle Corp.
3.600% due 04/01/50  600,000 457,178
3.800% due 11/15/37  575,000 509,007
Roper Technologies, Inc.
1.750% due 02/15/31  400,000 338,610
Texas Instruments, Inc.
5.050% due 05/18/63  670,000 672,879
VMware LLC
4.700% due 05/15/30  620,000 624,916
8,273,315
Utilities - 3.6%
Atmos Energy Corp.
1.500% due 01/15/31  705,000 598,375
Baltimore Gas & Electric Co.
5.400% due 06/01/53  930,000 965,195
Constellation Energy Generation LLC
5.800% due 03/01/33  819,000 879,053
Dominion Energy, Inc.
3.300% due 04/15/41  470,000 364,373
DTE Electric Co.
3.250% due 04/01/51  500,000 372,468
DTE Electric Securitization Funding II LLC
6.090% due 09/01/38  600,000 678,053
Duke Energy Corp.
3.750% due 09/01/46  770,000 612,185
6.100% due 09/15/53  850,000 932,197
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 800,000 691,532
Edison International
5.750% due 06/15/27  255,000 263,232
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  550,000 490,167
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 355,994
Entergy Louisiana LLC
2.900% due 03/15/51  260,000 173,823
a
Principal
Amount Value
Entergy Mississippi LLC
5.000% due 09/01/33  $ 1,115,000 $ 1,140,419
5.850% due 06/01/54  480,000 520,569
Evergy, Inc.
2.900% due 09/15/29  1,160,000 1,077,838
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 472,828
Fortis, Inc. (Canada)
3.055% due 10/04/26  750,000 729,987
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 332,375
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 343,213
Nevada Power Co.
6.000% due 03/15/54  350,000 387,652
NRG Energy, Inc.
2.450% due 12/02/27 ~ 1,020,000 955,992
Pacific Gas & Electric Co.
3.750% due 08/15/42  191,000 151,242
4.300% due 03/15/45  325,000 272,153
5.800% due 05/15/34  691,000 730,577
6.400% due 06/15/33  878,000 960,041
6.750% due 01/15/53  390,000 444,992
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 110,907
5.529% due 06/01/51  125,000 132,376
5.536% due 07/15/49  975,000 1,038,113
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 316,915
5.099% due 06/01/54  415,000 421,870
5.212% due 12/01/49  225,000 229,358
Public Service Co. of Oklahoma
5.250% due 01/15/33  930,000 958,846
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  390,000 406,400
Puget Energy, Inc.
2.379% due 06/15/28  330,000 305,719
SCE Recovery Funding LLC
4.697% due 06/15/42  561,318 565,343
5.112% due 12/14/49  240,000 242,789
Sierra Pacific Power Co.
5.900% due 03/15/54  630,000 690,839
Sigeco Securitization I LLC
5.026% due 11/15/38  574,154 587,745
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 1,090,279
5.875% due 12/01/53  841,000 913,442
Southern California Gas Co.
6.350% due 11/15/52  600,000 695,986
Southern Co.
5.700% due 03/15/34  675,000 724,767
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 895,953
Southern Power Co.
5.150% due 09/15/41  895,000 887,087
Union Electric Co.
5.200% due 04/01/34  710,000 742,491
Vistra Operations Co. LLC
6.000% due 04/15/34 ~ 392,000 419,225
28,272,975
Total Corporate Bonds & Notes
    (Cost $219,934,509) 213,097,841

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 34.9%
Collateralized Mortgage Obligations - Commercial - 3.9%
ACRE Commercial Mortgage Ltd.
6.529% (SOFR + 1.514%)
due 12/18/37 ~ § $ 1,198,000 $ 1,167,984
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 421,938 394,436
COMM Mortgage Trust
2.398% due 01/10/38 ~ § 1,900,000 1,551,359
Federal Home Loan Mortgage Corp.
Multifamily Structured Credit Risk
7.080% (SOFR + 1.800%)
due 07/25/41 ~ § 3,409,911 3,245,609
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
1.290% due 11/25/30 § 18,945,000 1,197,923
1.306% due 10/25/30 § 15,300,000 966,909
1.467% due 12/25/29 § 8,830,000 418,695
Federal National Mortgage
Association-ACES
1.764% due 11/25/31 § 3,500,000 2,984,746
2.680% due 06/25/32 § 4,798,000 4,296,212
FREMF Mortgage Trust
3.730% due 01/25/26 ~ § 2,100,000 2,060,859
4.010% due 01/25/50 ~ § 2,385,000 2,344,139
4.190% due 04/25/48 ~ § 2,000,000 1,969,959
GAM Re-REMICS Trust
2.270% due 09/27/51 ~ § 1,700,000 1,635,606
LFT CRE Ltd.
7.161% (SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,522,261
MHC Commercial Mortgage Trust
7.312% (SOFR + 2.215%)
due 04/15/38 ~ § 629,158 626,199
SLG Office Trust
2.585% due 07/15/41 ~ 2,470,000 2,148,854
Wells Fargo Commercial Mortgage Trust
6.361% (SOFR + 1.264%)
due 02/15/40 ~ § 692,901 688,853
30,220,603
Collateralized Mortgage Obligations - Residential - 4.4%
CSMC Trust
4.067% due 09/27/60 ~ § 2,096,583 2,090,762
Federal Home Loan Mortgage Corp.
REMICS
1.500% due 01/25/51  2,492,094 2,013,381
2.000% due 12/25/51  1,957,380 1,749,451
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60  4,821,830 3,965,281
3.000% due 05/25/60 - 10/25/62 11,625,738 10,486,979
3.250% due 11/25/61  1,531,091 1,370,735
3.500% due 11/25/57  2,174,047 1,985,370
Government National Mortgage Association
REMICS (IO)
0.341% due 03/20/71 § 39,332,244 744,768
Grene Energy Senior
11.000% due 01/17/61 ± Ω 90,318 76,770
PRET LLC
2.487% due 10/25/51 ~ § 2,728,468 2,727,497
a
Principal
Amount Value
PRPM LLC
4.000% due 11/25/53 ~ § $ 773,339 $ 756,530
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 3,118,894 2,827,145
4.000% due 11/25/47 ~ § 473,015 460,806
VOLT XCII LLC
4.893% due 02/27/51 ~ § 197,331 196,393
VOLT XCIII LLC
4.893% due 02/27/51 ~ § 900,199 896,168
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 680,807 681,799
VOLT XCIX LLC
5.116% due 04/25/51 ~ § 496,342 493,959
VOLT XCVI LLC
5.116% due 03/27/51 ~ § 494,414 492,769
VOLT XCVII LLC
5.239% due 04/25/51 ~ § 620,211 620,799
34,637,362
Federal Home Loan Mortgage Corp. - 1.2%
2.500% due 07/01/50  3,440,018 3,004,330
3.000% due 10/01/51  2,135,089 1,949,624
3.700% due 06/01/34  4,981,229 4,774,424
9,728,378
Federal National Mortgage Association - 17.7%
1.090% due 04/01/28  2,824,658 2,565,497
1.275% due 04/01/30  3,529,343 3,057,178
1.370% due 03/01/30  3,509,573 3,075,379
1.440% due 01/01/31  1,400,000 1,194,339
1.460% due 12/01/30  5,000,000 4,270,355
1.560% due 01/01/31  2,700,000 2,321,431
1.754% due 03/01/32 § 3,295,869 2,815,860
1.815% due 01/01/31  995,048 875,659
1.870% due 05/01/31  6,400,000 5,593,222
1.960% due 09/01/33  3,750,000 3,109,847
2.010% due 01/01/32  2,200,000 1,917,313
2.140% due 12/01/33  2,514,035 2,155,814
2.160% due 12/01/33  3,056,441 2,625,034
2.320% due 02/01/35  1,912,000 1,611,872
2.500% due 01/01/52 - 03/01/62 17,531,028 15,034,592
2.510% due 10/01/30  2,730,000 2,501,404
2.550% due 10/01/30  893,103 824,718
3.000% due 05/01/47 - 06/01/62 20,169,410 18,230,793
3.040% due 07/01/32  2,900,222 2,712,925
3.080% due 05/01/32  1,875,000 1,746,455
3.140% due 07/01/32  1,710,000 1,594,085
3.190% due 07/01/33  1,715,685 1,607,928
3.260% due 02/01/31  800,000 761,827
3.500% due 07/01/50 - 03/01/61 5,381,310 4,999,613
3.510% due 09/01/32  5,000,000 4,772,681
3.610% due 01/01/37  2,335,930 2,264,267
3.670% due 09/01/32  546,000 524,197
3.750% due 09/01/32  2,610,000 2,547,378
3.790% due 12/01/30  2,610,000 2,563,744
3.800% due 09/01/32  2,210,061 2,147,410
3.805% due 11/01/32  1,470,000 1,431,387
3.830% due 09/01/32  2,500,000 2,440,797
3.910% due 08/01/32  1,300,000 1,273,332
4.000% due 10/01/43 - 04/01/52 6,411,064 6,196,109
4.090% due 09/01/31 - 02/01/34 4,469,856 4,391,567
4.550% due 10/01/32  1,030,000 1,055,344
5.000% due 12/01/49 - 12/01/61 9,889,452 10,006,663
5.500% due 09/01/52 - 05/01/58 6,988,292 7,176,407

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.000% due 12/01/61  $ 2,527,748 $ 2,685,778
138,680,201
Government National Mortgage Association - 7.7%
2.500% due 10/20/45 - 10/20/50 2,718,343 2,383,824
2.809% due 07/20/71 § 2,519,929 2,272,948
2.933% due 10/20/70 § 1,872,894 1,709,916
3.000% due 08/20/50 - 03/20/52 4,622,795 4,212,585
3.070% due 09/20/70 § 5,640,603 5,183,512
3.101% due 12/20/71 § 2,895,811 2,641,142
3.500% due 10/20/50 - 03/20/52 16,497,829 15,512,744
4.000% due 12/20/51 - 03/20/52 4,292,764 4,138,461
4.500% due 07/20/52 - 08/20/52 6,161,910 6,142,130
5.000% due 07/20/52 - 06/20/63 11,624,217 11,737,657
5.500% due 09/20/52 - 07/20/53 4,529,601 4,586,930
60,521,849
Total Mortgage-Backed Securities
    (Cost $292,554,823) 273,788,393
ASSET-BACKED SECURITIES - 15.2%
Automobile Other - 3.5%
Exeter Automobile Receivables Trust
5.980% due 12/15/28  3,400,000 3,433,315
Flagship Credit Auto Trust
2.180% due 02/16/27 ~ 1,762,000 1,724,756
GLS Auto Receivables Issuer Trust
1.640% due 10/15/26 ~ 141,205 140,282
6.420% due 06/15/28 ~ 2,000,000 2,039,235
Octane Receivables Trust
2.890% due 03/20/26 ~ 774,420 773,537
6.290% due 07/20/28 ~ 2,613,000 2,666,113
Santander Consumer Auto Receivables
Trust
1.570% due 01/15/27 ~ 1,400,000 1,358,233
Santander Drive Auto Receivables Trust
5.670% due 12/16/30  3,200,000 3,232,616
5.690% due 02/18/31  3,200,000 3,253,520
Westlake Automobile Receivables Trust
5.480% due 09/15/27 ~ 3,300,000 3,320,123
6.020% due 09/15/28 ~ 2,100,000 2,142,147
6.680% due 04/17/28 ~ 2,900,000 2,974,632
27,058,509
Automobile Sequential - 0.2%
Credit Acceptance Auto Loan Trust
6.390% due 08/15/33 ~ 1,600,000 1,637,916
FHF Trust
1.270% due 03/15/27 ~ 40,952 40,767
1,678,683
Credit Card Other - 0.4%
Continental Finance Credit Card ABS
Master Trust
6.190% due 10/15/30 ~ 2,870,000 2,893,680
Manufactured Housing Sequential - 0.5%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,160,165
4.250% due 08/25/54 ~ § 3,072,069 2,884,787
4,044,952
a
Principal
Amount Value
Other Asset-Backed Securities - 10.6%
AMSR Trust
2.006% due 11/17/37 ~ $ 2,120,000 $ 2,049,843
2.327% due 10/17/38 ~ 1,342,000 1,254,087
2.751% due 06/17/38 ~ 3,650,000 3,330,307
4.000% due 10/17/39 ~ 3,000,000 2,833,911
Aqua Finance Trust
3.970% due 07/17/46 ~ 1,197,836 1,129,888
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,271,750 1,291,440
Bridge Trust
3.400% due 11/17/37 ~ 2,997,668 2,940,908
CFIN Issuer LLC
3.250% due 02/16/26 ~ 609,067 604,430
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,240,218
Diversified Abs Phase VI LLC
7.500% due 11/28/39  1,315,905 1,328,692
DP Lion Holdco LLC
8.243% due 11/30/43  1,019,344 1,061,489
FirstKey Homes Trust
2.389% due 08/17/38 ~ 5,500,000 5,200,198
5.197% due 05/19/39 ~ 915,000 909,820
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,311,710
3.850% due 10/25/26 ~ § 2,100,000 1,981,967
4.450% due 01/25/26 ~ § 2,700,000 2,613,416
6.190% due 04/25/27 ~ 3,000,000 3,010,688
6.500% due 03/26/27 ~ § 2,550,000 2,561,560
7.900% due 07/25/27 ~ 3,000,000 3,096,292
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,791,928 1,812,175
Hilton Grand Vacations Trust
4.300% due 01/25/37 ~ 1,162,695 1,156,072
Jonah Energy Abs I LLC
7.200% due 12/10/37 ~ 1,175,452 1,192,047
Jonah Energy LLC
7.800% due 11/10/37  1,581,027 1,592,568
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,195,830 1,247,712
MVW LLC
1.140% due 01/22/41 ~ 402,589 382,701
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,352,832
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~ 763,652 739,516
3.104% due 07/25/26 ~ 1,448,634 1,397,981
3.228% due 05/25/26 ~ 931,749 902,625
3.844% due 12/25/25 ~ 638,351 626,745
OneMain Financial Issuance Trust
3.450% due 09/14/35 ~ 675,000 636,171
Pagaya AI Technology in Housing Trust
4.250% due 08/25/25 ~ 154,061 152,330
PNMAC GMSR Issuer Trust
9.530% (SOFR + 4.250%)
due 05/25/27 ~ § 1,730,000 1,758,239
Progress Residential Trust
2.106% due 04/17/38 ~ 3,250,000 3,107,591
2.409% due 05/17/38 ~ 1,570,000 1,486,616
2.425% due 07/17/38 ~ 2,530,000 2,410,510
2.538% due 05/17/26 ~ 1,650,000 1,584,960
2.547% due 04/19/38 ~ 2,550,000 2,458,461
2.811% due 11/17/40 ~ 1,000,000 918,191

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.200% due 04/17/39 ~ $ 1,685,000 $ 1,656,512
Regional Management Issuance Trust
1.680% due 03/17/31 ~ 536,510 527,505
2.420% due 03/17/31 ~ 895,000 865,464
3.800% due 10/15/30 ~ 2,000,000 1,958,486
RT Financial LLC
7.851% due 10/15/43  1,742,602 1,811,494
SCF Equipment Leasing LLC
1.540% due 10/21/30 ~ 2,055,000 2,007,906
6.770% due 08/22/33 ~ 2,385,000 2,572,118
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 276,303 266,703
Upstart Securitization Trust
5.980% due 08/20/32 ~ 788,612 789,124
83,122,219
Total Asset-Backed Securities
    (Cost $118,910,660) 118,798,043
U.S. TREASURY OBLIGATIONS - 20.1%
U.S. Treasury Bonds - 9.1%
1.250% due 05/15/50  127,000 67,995
1.625% due 11/15/50  6,885,000 4,051,123
1.875% due 02/15/51  7,498,800 4,700,664
1.875% due 11/15/51  2,475,000 1,542,524
2.000% due 08/15/51  6,815,000 4,391,549
2.250% due 08/15/46  6,290,000 4,504,967
2.375% due 02/15/42  4,790,000 3,732,458
2.375% due 05/15/51  260,000 183,518
2.750% due 08/15/42  5,700,000 4,698,492
2.875% due 05/15/52  14,095,000 11,042,552
3.000% due 08/15/48  3,940,000 3,196,479
3.125% due 02/15/43  368,000 318,536
3.250% due 05/15/42  21,235,000 18,888,781
3.750% due 11/15/43  10,235,000 9,632,094
3.875% due 05/15/43  260,000 250,402
71,202,134
U.S. Treasury Notes - 10.7%
1.500% due 02/15/30  1,075,000 965,484
1.625% due 05/15/31  565,000 498,182
1.875% due 02/28/29  5,095,000 4,744,420
3.125% due 08/31/29  1,900,000 1,860,775
3.500% due 04/30/30  3,780,000 3,759,624
3.875% due 08/15/34  19,880,000 20,021,335
4.000% due 02/15/34  12,539,700 12,758,165
4.125% due 03/31/29  10,954,900 11,205,665
4.125% due 07/31/31  13,305,000 13,679,203
4.375% due 05/15/34  5,000,000 5,237,891
4.500% due 05/31/29  9,000,000 9,361,582
84,092,326
U.S. Treasury Strip Coupons - 0.3%
due 11/15/40  2,320,000 1,161,074
due 02/15/41  1,486,372 734,439
1,895,513
Total U.S. Treasury Obligations
    (Cost $166,948,913) 157,189,973
a
Principal
Amount Value
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Mexico Government (Mexico)
2.659% due 05/24/31  $ 596,000 $ 513,134
3.500% due 02/12/34  868,000 740,643
3.750% due 01/11/28  730,000 712,548
4.400% due 02/12/52  475,000 366,059
4.600% due 01/23/46  480,000 392,605
4.875% due 05/19/33  1,000,000 960,247
6.338% due 05/04/53  200,000 199,346
Republic of Poland Government (Poland)
5.500% due 03/18/54  430,000 439,979
Total Foreign Government Bonds & Notes
    (Cost $4,814,842) 4,324,561
MUNICIPAL BONDS - 0.4%
Oklahoma Development Finance Authority
4.714% due 05/01/52  445,000 436,127
Regents of the University of California
Medical Center Pooled Revenue
3.706% due 05/15/20  675,000 477,357
State of California
7.350% due 11/01/39  1,000,000 1,210,938
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  431,668 446,747
5.169% due 04/01/41  745,000 785,619
Total Municipal Bonds
    (Cost $3,833,359) 3,356,788
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$10,052,860; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $10,252,807) 10,051,618 10,051,618
a
Total Short-Term Investments
(Cost $10,051,618) 10,051,618
TOTAL INVESTMENTS - 99.6%
(Cost $817,048,724) 780,607,217
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,763,127
NET ASSETS - 100.0% $ 783,370,344

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $76,770 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 213,097,841 $ – $ 213,097,841 $ –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 30,220,603 – 30,220,603 –
Collateralized Mortgage Obligations - Residential 34,637,362 – 34,560,592 76,770
Federal Home Loan Mortgage Corp. 9,728,378 – 9,728,378 –
Federal National Mortgage Association 138,680,201 – 138,680,201 –
Government National Mortgage Association 60,521,849 – 60,521,849 –
Total Mortgage-Backed Securities 273,788,393 – 273,711,623 76,770
Asset-Backed Securities 118,798,043 – 118,798,043 –
U.S. Treasury Obligations 157,189,973 – 157,189,973 –
Foreign Government Bonds & Notes 4,324,561 – 4,324,561 –
Municipal Bonds 3,356,788 – 3,356,788 –
Short-Term Investments 10,051,618 – 10,051,618 –
Total $ 780,607,217 $ – $ 780,530,447 $ 76,770

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Drillco Holdings Luxembourg SA * ± Ω
(Luxembourg)  34,768 $ 857,249
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 227,329
Total Common Stocks
    (Cost $820,792) 1,084,578
Principal
Amount
CORPORATE BONDS & NOTES - 40.7%
Basic Materials - 0.2%
Solvay Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,792,883
Communications - 1.0%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,563,144
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.850% due 04/01/61  7,500,000 4,603,695
Paramount Global
2.900% due 01/15/27  100,000 95,714
3.700% due 06/01/28  900,000 854,948
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,915,991
4.200% due 10/01/29  4,000,000 3,983,546
20,017,038
Consumer, Cyclical - 3.6%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,351,304 1,307,433
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 4,461,905 4,462,018
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  4,245,043 3,711,298
3.250% due 04/15/30  1,943,201 1,796,152
4.000% due 01/15/27  482,269 475,141
American Airlines Pass-Through Trust
Class AA
3.000% due 04/15/30  2,978,865 2,808,206
American Honda Finance Corp.
5.938% (SOFR + 0.670%)
due 01/10/25 § 4,600,000 4,604,523
Ford Motor Credit Co. LLC
3.375% due 11/13/25  2,300,000 2,256,833
4.125% due 08/17/27  4,400,000 4,286,614
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 6,830,685
5.250% due 01/08/27 ~ 2,600,000 2,646,781
5.650% due 06/26/26 ~ 3,400,000 3,470,152
6.288% (SOFR + 1.150%)
due 08/04/25 ~ § 3,100,000 3,116,601
6.500% due 01/16/29 ~ 800,000 858,641
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  6,784,541 6,526,860
a
Principal
Amount Value
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ $ 5,900,000 $ 5,405,034
5.550% due 09/13/29 ~ 4,800,000 4,778,097
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,594,988 4,840,495
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  3,943,572 3,529,269
Volkswagen Group of America Finance LLC
(Germany)
4.625% due 11/13/25 ~ 1,000,000 998,673
5.650% due 09/12/28 ~ 6,200,000 6,426,691
75,136,197
Consumer, Non-Cyclical - 2.8%
Bacardi Ltd. (Bermuda)
4.450% due 05/15/25 ~ 6,700,000 6,671,439
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  4,700,000 4,966,057
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,682,149
6.375% due 11/21/30 ~ 7,700,000 8,246,022
Becton Dickinson & Co.
1.957% due 02/11/31  7,900,000 6,823,991
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,559,462
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,413,596
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,357,345
CVS Pass-Through Trust
6.943% due 01/10/30  118,319 123,854
Duke University
2.682% due 10/01/44  9,600,000 7,341,789
Elevance Health, Inc.
2.375% due 01/15/25  3,400,000 3,374,161
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,084,758
56,644,623
Energy - 1.9%
Adnoc Murban Rsc Ltd. (United Arab
Emirates)
4.250% due 09/11/29 ~ 2,100,000 2,097,047
Canadian Natural Resources Ltd. (Canada)
6.450% due 06/30/33  2,600,000 2,837,911
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,446,174
Energy Transfer LP
5.550% due 05/15/34  4,450,000 4,610,654
6.050% due 12/01/26  2,100,000 2,175,249
Greensaif Pipelines Bidco SARL (Saudi
Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,625,676
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33  1,900,000 2,014,868
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,333,432
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 2,036,574 2,109,418
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  6,800,000 6,783,964

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Saudi Arabian Oil Co. (Saudi Arabia)
5.250% due 07/17/34 ~ $ 2,800,000 $ 2,883,378
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 851,222
4.125% due 08/15/31 ~ 200,000 186,104
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,500,000 1,564,784
Western Midstream Operating LP
6.350% due 01/15/29  3,900,000 4,149,413
39,669,294
Financial - 23.2%
Abu Dhabi Developmental Holding Co.
PJSC (United Arab Emirates)
due 10/02/31 # ~ 3,600,000 3,579,916
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,900,116
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 4,014,117
American Express Co.
5.098% due 02/16/28  4,300,000 4,383,069
5.645% due 04/23/27  4,600,000 4,689,515
American Tower Corp.
2.100% due 06/15/30  8,000,000 7,049,841
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,096,046
Aviation Capital Group LLC
4.125% due 08/01/25 ~ 6,620,000 6,580,858
6.250% due 04/15/28 ~ 1,600,000 1,672,838
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  3,400,000 3,296,269
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 322,813
4.750% * ~ ∂ 5,600,000 1,807,755
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,701,700
6.527% due 11/07/27  2,000,000 2,087,129
Bank of America Corp.
5.015% due 07/22/33  6,500,000 6,671,942
5.819% due 09/15/29  5,500,000 5,789,672
Bank of America NA
6.080% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,236,975
Bank of Ireland Group PLC (Ireland)
6.253% due 09/16/26 ~ 6,400,000 6,488,293
Bank of Montreal (Canada)
4.689% due 07/28/29 ~ 5,500,000 5,646,988
Bank of Nova Scotia (Canada)
5.450% due 06/12/25  1,000,000 1,006,065
Barclays PLC (United Kingdom)
6.793% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,666,446
7.385% due 11/02/28  4,000,000 4,321,153
BGC Group, Inc.
3.750% due 10/01/24  700,000 700,000
8.000% due 05/25/28  2,400,000 2,583,584
Blue Owl Finance LLC
6.250% due 04/18/34 ~ 3,000,000 3,142,954
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,345,654
3.132% due 01/20/33 ~ 7,800,000 6,967,826
5.497% due 05/20/30 ~ 1,000,000 1,036,629
a
Principal
Amount Value
BPCE SA (France)
5.281% due 05/30/29 ~ $ 2,600,000 $ 2,687,222
6.612% due 10/19/27 ~ 4,300,000 4,464,766
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,849,197
Capital One Financial Corp.
5.700% due 02/01/30  2,200,000 2,278,773
CI Financial Corp. (Canada)
7.500% due 05/30/29 ~ 2,400,000 2,503,980
Citibank NA
5.864% due 09/29/25  3,100,000 3,143,442
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,499,422
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,755,963
5.500% due 07/18/25  300,000 302,871
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,436,395
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 5,100,000 5,124,104
Crown Castle, Inc.
2.250% due 01/15/31  7,900,000 6,853,626
3.700% due 06/15/26  2,277,000 2,250,209
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,266,483
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,614,091
Deutsche Bank AG (Germany)
3.961% due 11/26/25  13,500,000 13,466,403
5.706% due 02/08/28  1,500,000 1,532,656
EPR Properties
4.500% due 04/01/25  2,200,000 2,189,154
Essex Portfolio LP
3.375% due 04/15/26  500,000 492,160
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,566,200
Federation des Caisses Desjardins du
Quebec (Canada)
4.400% due 08/23/25 ~ 7,000,000 7,003,526
FS KKR Capital Corp.
6.875% due 08/15/29  5,200,000 5,416,107
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,720,239
Goldman Sachs Bank USA
5.656% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,501,741
5.787% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,297,754
Goldman Sachs Group, Inc.
3.500% due 04/01/25  3,400,000 3,379,386
5.798% due 08/10/26  2,900,000 2,926,220
6.164% (SOFR + 1.065%)
due 08/10/26 § 2,900,000 2,908,163
Host Hotels & Resorts LP
4.000% due 06/15/25  1,350,000 1,340,939
HSBC Holdings PLC (United Kingdom)
5.546% due 03/04/30  4,200,000 4,367,432
7.390% due 11/03/28  8,500,000 9,204,071
HSBC USA, Inc.
5.625% due 03/17/25  4,600,000 4,616,542
ING Groep NV (Netherlands)
6.484% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,764,124

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
JPMorgan Chase & Co.
2.083% due 04/22/26  $ 800,000 $ 787,388
4.851% due 07/25/28  4,800,000 4,884,662
5.546% due 12/15/25  4,300,000 4,302,763
6.070% due 10/22/27  4,300,000 4,457,213
6.143% (SOFR + 0.930%)
due 07/22/28 § 4,100,000 4,138,762
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,696,002
Kilroy Realty LP
4.375% due 10/01/25  2,600,000 2,586,900
6.250% due 01/15/36  2,000,000 2,049,040
Lloyds Banking Group PLC (United
Kingdom)
4.450% due 05/08/25  4,500,000 4,486,215
5.985% due 08/07/27  2,300,000 2,361,534
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,286,234
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,655,870
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 499,005
MassMutual Global Funding II
5.050% due 12/07/27 ~ 4,000,000 4,125,335
6.248% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,022,342
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  6,900,000 6,733,015
5.133% due 07/20/33  6,500,000 6,701,802
6.004% (SOFR + 0.940%)
due 02/20/26 § 500,000 501,037
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  8,700,000 7,655,210
5.414% due 09/13/28  3,300,000 3,403,044
Morgan Stanley
4.889% due 07/20/33  6,500,000 6,583,344
5.042% due 07/19/30  1,400,000 1,439,016
6.407% due 11/01/29  2,800,000 3,009,537
Morgan Stanley Bank NA
5.504% due 05/26/28  4,600,000 4,745,753
6.336% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,434,372
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,950,066
Nationwide Building Society (United
Kingdom)
6.557% due 10/18/27 ~ 4,300,000 4,477,979
NatWest Group PLC (United Kingdom)
5.778% due 03/01/35  4,500,000 4,787,241
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,474,892
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 458,445
5.842% due 01/18/28  1,700,000 1,766,816
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,798,211
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  590,000 589,201
Pricoa Global Funding I
4.200% due 08/28/25 ~ 4,500,000 4,491,421
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,524,127
a
Principal
Amount Value
Protective Life Global Funding
5.209% due 04/14/26 ~ $ 3,200,000 $ 3,244,420
Realty Income Corp.
3.200% due 01/15/27  8,100,000 7,922,316
Regency Centers LP
4.125% due 03/15/28  3,500,000 3,478,827
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,895,598
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,565,949
Santander Holdings USA, Inc.
2.490% due 01/06/28  6,025,000 5,712,386
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 7,300,000 7,211,354
Societe Generale SA (France)
3.337% due 01/21/33 ~ 8,000,000 7,034,172
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,836,320
5.957% (SOFR + 0.930%)
due 11/23/25 ~ § 5,400,000 5,403,232
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,460,546
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.902% due 09/17/28  6,000,000 5,482,835
5.464% due 01/13/26  1,600,000 1,623,270
6.472% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,036,928
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,702,862
TER Finance Jersey Ltd. (Jersey)
6.805% due 01/02/25 ~ ± 1,100,000 1,081,938
Tesco Property Finance 4 PLC (United
Kingdom)
5.801% due 10/13/40 ~ GBP 179,741 242,899
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,442,043
Truist Financial Corp.
5.900% due 10/28/26  2,300,000 2,330,257
UBS AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,197,284
7.950% due 01/09/25  2,000,000 2,015,661
UBS Group AG (Switzerland)
5.711% due 01/12/27 ~ 2,800,000 2,838,641
6.537% due 08/12/33 ~ 8,500,000 9,387,417
Virgin Money U.K. PLC (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 656,221
Wells Fargo & Co.
2.393% due 06/02/28  $ 2,200,000 2,092,268
4.808% due 07/25/28  600,000 607,143
5.574% due 07/25/29  4,700,000 4,891,015
Wells Fargo Bank NA
5.450% due 08/07/26  2,700,000 2,765,970
5.550% due 08/01/25  2,000,000 2,017,288
5.994% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,444,885
477,995,263
Industrial - 1.1%
Boeing Co.
4.875% due 05/01/25  3,500,000 3,487,332
5.805% due 05/01/50  2,000,000 1,933,497
6.259% due 05/01/27 ~ 100,000 103,312

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.298% due 05/01/29 ~ $ 100,000 $ 105,244
6.388% due 05/01/31 ~ 100,000 106,373
6.528% due 05/01/34 ~ 100,000 107,364
6.858% due 05/01/54 ~ 200,000 219,667
7.008% due 05/01/64 ~ 100,000 110,256
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  9,800,000 9,590,800
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,604,375
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 980,236
RTX Corp.
5.750% due 11/08/26  3,100,000 3,196,909
22,545,365
Technology - 1.6%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,200,401
Broadcom, Inc.
2.600% due 02/15/33 ~ 1,800,000 1,543,770
5.050% due 07/12/29  3,700,000 3,812,757
Dell International LLC/EMC Corp.
5.850% due 07/15/25  9,200,000 9,272,229
Fiserv, Inc.
5.450% due 03/15/34  4,500,000 4,705,737
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  4,000,000 3,968,158
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,639,644
6.150% due 11/09/29  2,700,000 2,921,891
33,064,587
Utilities - 5.3%
AES Corp.
5.450% due 06/01/28  4,000,000 4,119,469
DTE Electric Co.
4.050% due 05/15/48  100,000 86,778
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,283,893
Duke Energy Corp.
3.750% due 04/01/31  EUR 4,500,000 5,069,464
Enel Finance America LLC (Italy)
7.100% due 10/14/27 ~ $ 2,900,000 3,116,305
Enel Finance International NV (Italy)
2.500% due 07/12/31 ~ 7,500,000 6,524,949
Entergy Louisiana LLC
2.350% due 06/15/32  7,700,000 6,652,713
EPH Financing International AS (Czech
Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 3,946,951
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ $ 4,300,000 4,154,752
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,551,802
National Rural Utilities Cooperative Finance
Corp.
4.800% due 03/15/28  2,600,000 2,659,444
New York State Electric & Gas Corp.
2.150% due 10/01/31 ~ 7,200,000 6,051,675
Pacific Gas & Electric Co.
2.950% due 03/01/26  2,100,000 2,050,300
3.500% due 06/15/25  2,400,000 2,373,883
6.400% due 06/15/33  4,800,000 5,248,516
a
Principal
Amount Value
6.950% due 03/15/34  $ 2,250,000 $ 2,558,889
PacifiCorp
5.450% due 02/15/34  4,300,000 4,470,925
PG&E Recovery Funding LLC
4.838% due 06/01/35  3,200,000 3,282,184
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,733,255
ReNew Wind Energy AP2/ReNew Power
Pvt Ltd. other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ 5,900,000 5,527,171
RWE Finance U.S. LLC (Germany)
5.875% due 04/16/34 ~ 4,000,000 4,183,580
Southern California Edison Co.
2.500% due 06/01/31  7,000,000 6,200,355
5.150% due 06/01/29  4,500,000 4,670,365
Southern Co.
3.250% due 07/01/26  5,700,000 5,603,834
WEC Energy Group, Inc.
1.800% due 10/15/30  8,400,000 7,279,200
109,400,652
Total Corporate Bonds & Notes
    (Cost $843,606,480) 839,265,902
SENIOR LOAN NOTES - 0.0%
Technology - 0.0%
Cotiviti, Inc. Term B
8.451% (SOFR + 3.250%)
due 05/01/31 § 895,500 895,500
Total Senior Loan Notes
    (Cost $891,109) 895,500
MORTGAGE-BACKED SECURITIES - 73.3%
Collateralized Mortgage Obligations - Commercial - 8.3%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,416,186
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,512,003
AREIT Trust
7.325% (SOFR + 2.242%)
due 06/17/39 ~ § 5,599,779 5,641,296
Ashford Hospitality Trust
6.394% (SOFR + 1.297%)
due 06/15/35 ~ § 461,750 458,330
Atrium Hotel Portfolio Trust
6.344% (SOFR + 1.247%)
due 06/15/35 ~ § 6,500,000 6,495,444
BAMLL Commercial Mortgage Securities
Trust
6.261% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,713,020
BDS LLC
7.101% (SOFR + 2.137%)
due 08/19/38 ~ § 6,499,939 6,519,685
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 6,009,463
BSPDF Issuer Ltd. (Cayman)
6.411% (SOFR + 1.314%)
due 10/15/36 ~ § 3,541,363 3,510,971

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BX Commercial Mortgage Trust
5.900% (SOFR + 0.803%)
due 10/15/38 ~ § $ 3,755,632 $ 3,727,312
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,650,696
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  1,810,235 1,789,702
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  2,503,780 2,471,727
3.778% due 09/10/58  5,900,000 5,813,958
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 7,891,852
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,243,950
Extended Stay America Trust
6.291% (SOFR + 1.194%)
due 07/15/38 ~ § 6,237,248 6,234,478
GS Mortgage Securities Corp. Trust
8.497% (SOFR + 3.400%)
due 08/15/39 ~ § 6,700,000 6,718,648
GS Mortgage Securities Trust
3.722% due 10/10/49 ~ § 7,000,000 6,339,067
JP Morgan Chase Commercial Mortgage
Securities Trust
6.594% (SOFR + 1.497%)
due 12/15/31 ~ § 2,944,345 2,732,966
6.711% (SOFR + 1.614%)
due 09/15/29 ~ § 1,087,647 1,018,957
LCCM Trust
6.411% (SOFR + 1.314%)
due 12/13/38 ~ § 3,231,615 3,225,000
LFT CRE Ltd.
6.381% (SOFR + 1.284%)
due 06/15/39 ~ § 4,620,285 4,628,870
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 7,974,588
MF1 Multifamily Housing Mortgage Loan
Trust
6.047% (SOFR + 0.964%)
due 07/15/36 ~ § 1,240,499 1,241,053
Morgan Stanley Bank of America Merrill
Lynch Trust
3.150% due 03/15/48  229,142 228,432
Morgan Stanley Capital I Trust
2.509% due 04/05/42 ~ § 4,900,000 4,141,450
NYO Commercial Mortgage Trust
6.306% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 10,885,934
One New York Plaza Trust
6.161% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,614,890
PFP Ltd. (Bermuda)
7.371% (SOFR + 2.274%)
due 08/19/35 ~ § 5,238,153 5,264,999
Ready Capital Mortgage Financing LLC
7.407% (SOFR + 2.552%)
due 10/25/39 ~ § 4,876,749 4,906,209
Starwood Mortgage Trust (Cayman)
6.069% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,047,168
TRTX Issuer Ltd. (Cayman)
6.733% (SOFR + 1.650%)
due 02/15/39 ~ § 6,483,533 6,459,220
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  $ 4,837,000 $ 4,784,004
170,311,528
Collateralized Mortgage Obligations - Residential - 9.3%
Banc of America Funding Trust
3.894% due 08/25/47 ~ § 2,907,997 2,422,919
6.205% due 02/20/36 § 187,920 178,949
Banc of America Mortgage Trust
6.000% due 05/25/37  1,652,728 1,302,167
BCAP LLC Trust
4.485% due 03/26/37 ~ § 91,398 90,315
5.250% due 02/26/36 ~ § 946,401 379,772
Bear Stearns ALT-A Trust
5.339% due 01/25/36 § 565,607 533,019
Bear Stearns ARM Trust
5.379% due 08/25/33 § 392,378 366,281
Bear Stearns Structured Products, Inc.
Trust
4.213% due 12/26/46 § 314,033 243,819
5.515% due 01/26/36 § 316,406 238,343
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 3,910,848 3,570,033
CHL Mortgage Pass-Through Trust
5.479% due 05/20/34 § 277,311 264,711
5.609% (SOFR + 0.754%)
due 03/25/35 § 339,219 324,681
6.500% due 10/25/37  722,915 312,240
Citigroup Mortgage Loan Trust, Inc.
5.167% due 08/25/36 § 327,431 296,779
6.246% due 08/25/35 § 47,090 42,017
Countrywide Alternative Loan Trust (IO)
0.031% (4.886% - SOFR)
due 05/25/35 § 584,194 39,036
Credit Suisse First Boston Mortgage
Securities Corp. (Switzerland)
6.059% due 03/25/32 ~ § 66,992 63,605
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 3,071,918 3,130,607
DSLA Mortgage Loan Trust
6.093% due 07/19/44 § 214,629 203,788
Federal Home Loan Mortgage Corp.
6.000% (SOFR + 1.300%)
due 10/25/54  3,000,000 2,998,125
7.500% due 09/20/26  7,554 7,602
Federal Home Loan Mortgage Corp.
REMICS
5.647% (SOFR + 0.304%)
due 10/15/43 § 2,219,782 2,168,926
5.807% (SOFR + 0.464%)
due 12/15/29 § 2,969 2,959
5.816% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 3,576,975 3,542,985
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
16.146% due 09/25/60 ~ § 2,983,259 2,282,836
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
6.323% (US FED + 1.200%)
due 10/25/44 § 413,903 375,043
6.523% (US FED + 1.400%)
due 07/25/44 § 1,928,710 1,842,700

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Federal National Mortgage Association
REMICS
1.305% (6.586% - SOFR)
due 10/25/35 § $ 1,122 $ 107
5.707% (SOFR + 0.174%)
due 07/25/37 § 39,216 38,255
5.775% (SOFR + 0.494%)
due 11/25/42 § 934,695 917,565
5.856% (SOFR + 0.514%)
due 04/18/28 § 3,140 3,137
5.906% (SOFR + 0.564%)
due 10/18/30 § 129 129
Federal National Mortgage Association
REMICS Trust
5.273% due 10/25/42 § 270,642 274,446
First Franklin Mortgage Loan Trust
5.279% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 11,240,588
First Horizon Alternative Mortgage
Securities Trust
5.144% due 03/25/35 § 294,061 171,989
6.774% due 06/25/34 § 833,131 826,204
Government National Mortgage Association
REMICS
5.845% (SOFR + 0.500%)
due 01/20/72 § 2,487,052 2,445,879
5.967% (SOFR + 0.614%)
due 04/20/64 § 244,319 243,876
6.017% (SOFR + 0.664%)
due 05/20/65 § 660,908 659,701
6.067% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 3,968,297 3,962,323
6.095% (SOFR + 0.750%)
due 10/20/72 § 2,805,729 2,798,032
6.145% (SOFR + 0.800%)
due 01/20/73 § 4,506,560 4,511,979
6.217% (SOFR + 0.864%)
due 01/20/66 § 2,941,750 2,942,970
6.225% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,968,566 10,019,379
6.245% (SOFR + 0.900%)
due 01/20/73 § 7,528,806 7,569,081
6.315% (SOFR + 0.970%)
due 12/20/73 § 9,267,550 9,357,864
6.365% (SOFR + 1.020%)
due 12/20/72 § 3,145,152 3,184,618
6.522% (SOFR + 1.465%)
due 04/20/67 § 3,653,879 3,727,431
Great Hall Mortgages No. 1 PLC (United
Kingdom)
5.304% (SOFR + 0.392%)
due 06/18/39 ~ § 324,322 323,397
GreenPoint Mortgage Funding Trust
5.509% (SOFR + 0.654%)
due 11/25/45 § 17,169 15,705
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,766,483 4,856,733
HarborView Mortgage Loan Trust
5.129% (SOFR + 0.434%)
due 05/25/38 § 572,053 453,475
Impac CMB Trust
5.509% (SOFR + 0.384%)
due 05/25/35 § 18,597 17,372
a
Principal
Amount Value
IndyMac ARM Trust
6.516% due 01/25/32 § $ 5,237 $ 5,046
JP Morgan Alternative Loan Trust
5.329% (SOFR + 0.474%)
due 05/25/36 § 1,491,216 1,202,229
6.000% due 12/27/36 ~ 856,892 445,233
JP Morgan Mortgage Trust
4.313% due 12/26/37 ~ § 2,772,894 2,454,636
5.269% (SOFR + 0.414%)
due 10/25/35 § 889,206 638,543
Lehman Mortgage Trust
5.750% due 02/25/37  4,752,301 3,227,456
MASTR Adjustable Rate Mortgages Trust
6.652% due 04/21/34 § 5,921 5,820
MASTR Alternative Loan Trust
5.369% (SOFR + 0.514%)
due 03/25/36 § 689,360 67,493
Merrill Lynch Mortgage Investors Trust
5.211% due 06/25/35 § 11,719 11,300
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,866,063 3,751,038
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,924,622 5,195,845
3.500% due 12/25/57 ~ § 3,073,047 2,983,922
6.864% due 10/25/63 ~ § 3,578,277 3,645,584
OBX Trust
5.619% (SOFR + 0.764%)
due 06/25/57 ~ § 2,917,111 2,854,284
6.120% due 11/25/62 ~ § 3,812,209 3,842,197
PHH Alternative Mortgage Trust
5.289% (SOFR + 0.434%)
due 02/25/37 § 5,472,923 4,048,996
PRKCM Trust
5.335% due 08/25/57 ~ § 3,571,829 3,570,352
RAAC Trust
5.619% (SOFR + 0.764%)
due 06/25/47 § 1,310,722 1,276,766
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 626,582 219,154
Reperforming Loan Trust REMICS
5.309% (SOFR + 0.454%)
due 06/25/35 ~ § 636,650 602,009
Residential Asset Securitization Trust (IO)
0.000% (4.836% - SOFR)
due 11/25/35 § 1,606,875 147,863
Resloc U.K. PLC (United Kingdom)
3.641% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,402,816 1,525,219
RFMSI Trust
6.092% due 09/25/35 § $ 352,500 241,286
Ripon Mortgages PLC (United Kingdom)
5.680% (SONIA + 0.700%)
due 08/28/56 ~ § GBP 5,928,039 7,931,739
RMAC Securities No. 1 PLC (United
Kingdom)
5.569% (SONIA + 0.589%)
due 06/12/44 ~ § 3,008,156 3,857,526
Securitized Asset-Backed Receivables LLC
Trust
5.629% (SOFR + 0.774%)
due 08/25/35 § $ 3,167,651 2,582,913
Sequoia Mortgage Trust
5.775% (SOFR + 0.814%)
due 07/20/33 § 144,608 142,910

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Structured Adjustable Rate Mortgage Loan
Trust
4.024% due 01/25/35 § $ 24,851 $ 24,826
Structured Asset Mortgage Investments
II Trust
5.389% (SOFR + 0.534%)
due 05/25/36 § 359,747 241,510
5.429% (SOFR + 0.574%)
due 02/25/36 § 509,782 407,982
5.529% (SOFR + 0.674%)
due 02/25/36 § 302,189 252,721
5.579% (SOFR + 0.614%)
due 07/19/35 § 43,509 41,441
Structured Asset Mortgage Investments
Trust
5.739% (SOFR + 0.774%)
due 09/19/32 § 7,551 7,272
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,147,737 1,195,375
Suntrust Alternative Loan Trust (IO)
0.131% (4.986% - SOFR)
due 12/25/35 § 1,682,986 72,676
Towd Point Mortgage Funding - Granite 6
PLC (United Kingdom)
5.952% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 4,144,570 5,559,386
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,653,057 3,494,969
Trinity Square PLC (United Kingdom)
5.946% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 3,326,282 4,462,314
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 14,788,800 12,627,289
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,339,649 3,254,714
5.850% due 12/25/67 ~ § 3,817,993 3,840,269
Wachovia Mortgage Loan Trust LLC
6.278% due 05/20/36 § 16,450 15,938
WaMu Mortgage Pass-Through Certificates
Trust
5.045% due 01/25/36 § 264,974 256,821
5.509% (SOFR + 0.654%)
due 12/25/45 § 13,426 13,420
5.549% (SOFR + 0.694%)
due 10/25/45 § 13,663 13,414
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
0.000% (4.736% - SOFR)
due 11/25/35 § 5,727,575 318,967
0.000% (4.836% - SOFR)
due 11/25/35 § 1,785,231 126,229
5.953% (US FED + 0.830%)
due 11/25/46 § 804,568 670,247
6.000% due 07/25/36  1,053,485 827,104
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
6.975% due 02/25/33 § 1,497 1,506
191,990,241
Federal Home Loan Mortgage Corp. - 3.6%
3.000% due 04/01/52 - 08/01/52 3,047,558 2,741,256
3.500% due 08/01/27 - 06/01/48 5,432,359 5,134,013
4.000% due 11/01/33 - 10/01/52 4,695,371 4,535,740
4.000% due 09/01/52  24,396,055 23,459,017
a
Principal
Amount Value
4.500% due 06/01/52 - 09/01/52 $ 1,930,149 $ 1,900,687
5.000% due 12/01/52 - 09/01/53 21,648,891 21,755,027
5.500% due 12/01/24 - 10/01/53 6,920,956 7,041,251
6.000% due 05/01/29 - 07/01/54 6,501,773 6,646,592
6.262% (UST + 2.137%)
due 01/01/28 § 861 861
6.500% due 11/01/53 - 01/01/54 1,185,562 1,223,644
6.583% (UST + 2.249%)
due 03/01/32 § 8,980 9,198
6.624% (UST + 2.249%)
due 03/01/32 § 12,214 12,409
6.914% (RFUCC + 1.345%)
due 09/01/35 § 53,854 55,459
7.000% due 10/01/37  9,044 9,502
7.375% (UST + 2.250%)
due 07/01/32 § 5,122 5,239
74,529,895
Federal National Mortgage Association - 3.9%
2.500% due 02/01/35  3,416,883 3,294,477
3.000% due 04/01/27 - 04/01/52 36,757,623 33,065,073
3.500% due 05/01/33 - 05/01/35 4,673,926 4,603,505
4.000% due 04/01/25 - 10/01/52 5,258,698 5,117,950
4.470% (US FED + 1.273%)
due 03/01/33 § 59,787 59,175
4.500% due 10/01/24 - 09/01/53 11,890,887 11,710,554
4.602% (US FED + 1.255%)
due 05/01/36 § 6,025 5,961
4.745% (US FED + 1.255%)
due 05/01/36 § 212,830 209,593
4.761% (US FED + 1.258%)
due 05/01/36 § 4,558 4,478
5.000% due 05/01/25 - 07/01/53 9,213,039 9,258,810
5.500% due 01/01/25 - 07/01/53 2,054,962 2,110,540
5.585% (RFUCC + 1.335%)
due 12/01/34 § 145,325 145,670
5.645% (RFUCC + 1.395%)
due 12/01/34 § 1,354 1,362
5.820% (UST + 1.695%)
due 02/01/33 § 81,320 82,040
5.848% (US FED + 1.731%)
due 09/01/34 § 15,011 14,864
6.000% due 11/01/34 - 03/01/54 6,053,605 6,214,070
6.050% (UST + 1.925%)
due 02/01/33 § 1,664 1,681
6.090% (RFUCC + 1.840%)
due 09/01/35 § 13,165 13,387
6.150% (UST + 2.025%)
due 01/01/34 § 3,071 3,175
6.295% (RFUCC + 1.668%)
due 03/01/33 § 1,208 1,223
6.363% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 289,836 292,603
6.378% (UST + 2.068%)
due 03/01/34 § 1,808 1,839
6.500% due 09/01/28 - 12/01/53 3,009,518 3,107,097
6.663% (RFUCC + 1.413%)
due 07/01/33 § 6,292 6,248
6.663% (RFUCC + 1.538%)
due 01/01/36 § 4,864 4,851
6.748% (RFUCC + 1.373%)
due 09/01/35 § 16,589 16,520
6.830% (RFUCC + 1.455%)
due 04/01/35 § 58,401 58,829

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.930% (UST + 2.055%)
due 04/01/34 § $ 37,560 $ 38,317
6.986% (UST + 2.360%)
due 11/01/34 § 522,140 543,961
7.000% (RFUCC + 2.250%)
due 06/01/34 § 1,538 1,536
7.059% (RFUCC + 1.312%)
due 08/01/35 § 87,566 88,374
7.070% (RFUCC + 1.255%)
due 07/01/35 § 109,833 110,970
7.185% (RFUCC + 1.550%)
due 09/01/33 § 7,135 7,199
7.355% (RFUCC + 1.605%)
due 08/01/36 § 15,881 15,968
7.500% due 01/01/33  4,454 4,631
8.000% due 05/01/30  302 307
80,216,838
Government National Mortgage Association - 0.4%
due 11/20/54 # 4,900,000 4,160,975
3.625% (UST + 1.500%)
due 07/20/25 - 09/20/32 § 49,026 48,989
3.750% (UST + 1.500%)
due 10/20/24 - 12/20/32 § 46,033 46,040
4.000% (UST + 1.500%)
due 10/20/24 - 09/20/30 § 6,307 6,299
4.000% due 03/15/44 - 09/15/49 697,419 679,832
4.500% (UST + 2.000%)
due 11/20/24 § 225 225
4.625% (UST + 1.500%)
due 01/20/25 - 03/20/33 § 68,274 68,544
4.875% (UST + 1.500%)
due 06/20/25 - 06/20/32 § 50,818 50,698
5.000% (UST + 1.500%)
due 06/20/25 - 06/20/27 § 275 273
5.000% due 05/15/33 - 07/20/49 3,967,323 4,102,922
5.125% (UST + 2.000%)
due 03/20/29 § 14,100 14,220
6.000% due 06/15/38 - 09/15/38 2,029 2,090
7.500% due 07/15/31 - 12/15/31 8,841 9,386
8.000% due 12/15/29 - 08/15/32 92,676 94,603
8.500% due 09/15/29 - 12/15/30 76,028 76,201
9,361,297
Uniform Mortgage-Backed Securities - 47.8%
due 10/01/54 # 8,400,000 8,258,740
due 11/01/54 # 41,000,000 39,411,659
due 11/01/54 # 191,773,371 172,348,604
due 11/01/54 # 15,300,000 15,048,681
due 11/01/54 # 31,800,000 29,639,696
due 11/01/54 # 8,900,000 9,171,472
due 11/01/54 # 65,900,000 67,354,280
due 11/01/54 # 298,900,000 302,384,457
due 11/01/54 # 241,500,000 241,396,232
due 12/01/54 # 99,000,000 97,435,694
2.500% due 10/01/54  4,100,000 3,539,615
3.000% due 10/01/54 126,629 113,669
986,102,799
Total Mortgage-Backed Securities
    (Cost $1,530,208,312) 1,512,512,598
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 13.0%
Automobile Sequential - 1.4%
Ally Auto Receivables Trust
5.760% due 11/15/26  $ 1,814,049 $ 1,817,801
BMW Vehicle Lease Trust
5.950% due 08/25/25  1,148,124 1,149,925
CarMax Auto Owner Trust
5.720% due 11/16/26  1,768,578 1,774,010
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 5,400,000 5,480,464
Drive Auto Receivables Trust
5.830% due 12/15/26  2,164,776 2,168,640
Enterprise Fleet Financing LLC
5.613% due 05/20/25 ~ 1,969,717 1,973,638
FHF Issuer Trust
5.690% due 02/15/30 ~ 3,434,722 3,481,684
Santander Drive Auto Receivables Trust
5.710% due 02/16/27  1,996,072 2,001,340
6.310% due 07/15/27  1,546,338 1,551,339
SFS Auto Receivables Securitization Trust
5.350% due 06/21/27 ~ 2,924,013 2,930,271
Tesla Auto Lease Trust
5.860% due 08/20/25 ~ 966,872 967,841
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,463,563
27,760,516
Home Equity Other - 4.5%
ABFC Trust
5.794% (SOFR + 0.939%)
due 07/25/35 § 3,525,820 3,355,983
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
5.729% (SOFR + 0.874%)
due 02/25/36 § 1,450,836 1,158,790
Asset-Backed Securities Corp. Home Equity
Loan Trust
5.989% (SOFR + 1.134%)
due 07/25/35 § 1,488,931 1,435,458
Citigroup Mortgage Loan Trust, Inc.
5.269% (SOFR + 0.414%)
due 12/25/36 § 8,377,027 3,371,512
5.289% (SOFR + 0.434%)
due 12/25/36 ~ § 1,712,835 940,093
Countrywide Asset-Backed Certificates
5.869% (SOFR + 0.564%)
due 03/25/47 ~ § 1,203,858 931,139
Countrywide Asset-Backed Certificates
Trust
5.199% (SOFR + 0.344%)
due 10/25/47 § 103,747 102,596
5.249% (SOFR + 0.394%)
due 06/25/47 § 4,134,449 3,791,451
5.249% (SOFR + 0.394%)
due 03/25/37 § 1,764,617 1,711,376
FBR Securitization Trust
5.734% (SOFR + 0.879%)
due 09/25/35 § 23,435,004 22,932,110
GSAA Home Equity Trust
5.309% (SOFR + 0.454%)
due 09/25/36 § 8,240,687 1,943,961

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Home Equity Asset Trust
5.749% (SOFR + 0.894%)
due 10/25/34 § $ 883,052 $ 877,411
Home Equity Mortgage Loan Asset-Backed
Trust
5.289% (SOFR + 0.434%)
due 04/25/37 § 3,062,114 2,684,541
HSI Asset Securitization Corp. Trust
5.464% (SOFR + 0.609%)
due 02/25/36 § 370,687 352,177
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 271 269
IXIS Real Estate Capital Trust
5.169% (SOFR + 0.314%)
due 01/25/37 § 10,204,452 3,622,982
JP Morgan Mortgage Acquisition Trust
5.404% (SOFR + 0.549%)
due 05/25/36 § 8,016,679 7,700,669
Lehman ABS Mortgage Loan Trust
5.059% (SOFR + 0.204%)
due 06/25/37 ~ § 751,475 505,940
MASTR Asset-Backed Securities Trust
5.469% (SOFR + 0.614%)
due 04/25/36 § 6,877,772 1,485,214
Merrill Lynch Mortgage Investors Trust
5.719% (SOFR + 0.864%)
due 09/25/35 § 872,309 859,321
Morgan Stanley ABS Capital I, Inc. Trust
5.029% (SOFR + 0.174%)
due 05/25/37 § 128,565 115,673
5.149% (SOFR + 0.294%)
due 05/25/37 § 5,622,524 5,059,488
5.149% (SOFR + 0.294%)
due 03/25/37 § 2,207,371 951,427
5.189% (SOFR + 0.334%)
due 11/25/36 § 5,058,904 2,420,733
5.219% (SOFR + 0.364%)
due 03/25/37 § 3,696,064 1,593,181
Morgan Stanley Capital I, Inc. Trust
5.329% (SOFR + 0.474%)
due 03/25/36 § 1,346,190 1,124,640
Option One Mortgage Loan Trust
5.249% (SOFR + 0.394%)
due 02/25/37 § 3,899,772 2,478,401
5.409% (SOFR + 0.554%)
due 02/25/37 § 11,083,671 5,324,818
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
5.794% (SOFR + 0.939%)
due 07/25/35 § 6,700,000 6,459,239
Renaissance Home Equity Loan Trust
3.838% (SOFR + 0.994%)
due 08/25/33 § 121,574 112,805
Saxon Asset Securities Trust
5.629% (SOFR + 0.774%)
due 10/25/35 § 1,799,914 1,725,906
Soundview Home Loan Trust
5.079% (SOFR + 0.224%)
due 02/25/37 § 1,342,645 385,513
Structured Asset Investment Loan Trust
5.589% (SOFR + 0.734%)
due 01/25/36 § 3,905,368 3,658,045
a
Principal
Amount Value
Structured Asset Securities Corp. Mortgage
Loan Trust
5.239% (SOFR + 0.384%)
due 03/25/36 § $ 1,162,442 $ 1,101,386
Terwin Mortgage Trust
5.389% (SOFR + 0.534%)
due 04/25/37 ~ § 114,116 110,741
92,384,989
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage
Loan Trust
5.309% (SOFR + 0.454%)
due 12/25/36 § 120,252 116,925
Other Asset-Backed Securities - 7.1%
ACAS CLO Ltd. (Cayman)
6.431% (SOFR + 1.152%)
due 10/18/28 ~ § 1,037,413 1,038,236
Allegro CLO XI Ltd. (Cayman)
6.529% (SOFR + 1.250%)
due 01/19/33 ~ § 4,400,000 4,403,597
Anchorage Capital CLO 6 Ltd. (Cayman)
6.765% (SOFR + 1.440%)
due 04/22/34 ~ § 5,700,000 5,712,490
Avoca CLO XVII DAC (Netherlands)
4.505% (EURIBOR + 0.820%)
due 10/15/32 ~ § EUR 6,000,000 6,668,973
Benefit Street Partners CLO XVI Ltd.
(Cayman)
6.577% (SOFR + 1.292%)
due 01/17/32 ~ § $ 6,096,552 6,103,516
Benefit Street Partners CLO XVII Ltd.
(Cayman)
6.643% (SOFR + 1.342%)
due 07/15/32 ~ § 7,000,000 7,000,000
BlueMountain CLO Ltd. (Cayman)
6.318% (SOFR + 1.200%)
due 11/15/30 ~ § 913,128 914,103
BlueMountain Fuji EUR CLO V DAC
(Ireland)
4.595% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 4,300,000 4,792,436
Carlyle U.S. CLO Ltd. (Cayman)
6.451% (SOFR + 1.150%)
due 10/15/31 ~ § $ 3,100,862 3,102,483
CarVal CLO I Ltd. (Cayman)
6.516% (SOFR + 1.230%)
due 07/16/31 ~ § 4,479,279 4,485,357
Catamaran CLO Ltd. (Cayman)
6.644% (SOFR + 1.362%)
due 04/22/30 ~ § 2,878,319 2,881,917
CIFC Funding Ltd. (Cayman)
6.494% (SOFR + 1.212%)
due 04/20/30 ~ § 427,356 427,684
CVC Cordatus Loan Fund XI DAC (Ireland)
4.335% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 5,484,175 6,096,934
DLLAD LLC
5.190% due 04/20/26 ~ $ 1,408,972 1,409,996
Dryden 52 Euro CLO DAC (Ireland)
4.402% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 5,008,348 5,568,894

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dryden 54 Senior Loan Fund (Cayman)
6.429% (SOFR + 1.150%)
due 10/19/29 ~ § $ 4,064,639 $ 4,072,565
Elmwood CLO VII Ltd. (Cayman)
6.916% (SOFR + 1.630%)
due 01/17/34 ~ § 3,000,000 3,000,000
Golub Capital Partners CLO 26B Ltd.
(Cayman)
6.564% (SOFR + 1.282%)
due 04/20/31 ~ § 2,052,723 2,054,492
Hayfin Emerald CLO X DAC (Ireland)
5.072% (EURIBOR + 1.350%)
due 07/18/38 ~ § EUR 3,600,000 4,019,719
KKR CLO 11 Ltd. (Cayman)
6.743% (SOFR + 1.442%)
due 01/15/31 ~ § $ 2,628,441 2,635,358
KKR CLO 21 Ltd. (Cayman)
6.563% (SOFR + 1.262%)
due 04/15/31 ~ § 1,528,010 1,529,472
Kubota Credit Owner Trust
5.610% due 07/15/26 ~ 2,176,635 2,185,536
LCM XXIV Ltd. (Cayman)
6.524% (SOFR + 1.242%)
due 03/20/30 ~ § 184,083 184,205
LCM XXV Ltd. (Cayman)
6.382% (SOFR + 1.100%)
due 07/20/30 ~ § 1,750,629 1,751,149
Madison Park Funding XXIX Ltd. (Cayman)
6.459% (SOFR + 1.180%)
due 10/18/30 ~ § 4,566,575 4,572,414
Magnetite XXV Ltd. (Cayman)
6.746% (SOFR + 1.462%)
due 01/25/32 ~ § 2,637,024 2,639,561
Marathon CLO XIII Ltd. (Cayman)
6.501% (SOFR + 1.200%)
due 04/15/32 ~ § 4,591,829 4,596,421
Marathon Static CLO Ltd. (Cayman)
6.432% (SOFR + 1.150%)
due 07/20/30 ~ § 3,063,126 3,068,261
Marble Point CLO X Ltd. (Cayman)
6.603% (SOFR + 1.302%)
due 10/15/30 ~ § 1,661,778 1,662,670
Nelnet Student Loan Trust
6.640% due 02/20/41 ~ 1,613,939 1,652,116
7.545% (SOFR + 2.200%)
due 02/20/41 ~ § 1,613,939 1,634,024
OZLM VIII Ltd. (Cayman)
6.527% (SOFR + 1.242%)
due 10/17/29 ~ § 1,939,859 1,940,922
OZLM XVII Ltd. (Cayman)
6.432% (SOFR + 1.150%)
due 07/20/30 ~ § 1,259,257 1,260,570
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 3,400,171 3,435,532
7.400% due 03/15/30 ~ § 414,069 417,054
8.609% due 07/15/30 ~ § 923,563 938,573
Rad CLO 21 Ltd. (Cayman)
6.875% (SOFR + 1.590%)
due 01/25/33 ~ § 3,000,000 2,999,937
Regatta XIX Funding Ltd. (Cayman)
6.602% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,801,264
a
Principal
Amount Value
Saranac CLO VI Ltd. (Jersey)
6.333% (SOFR + 1.402%)
due 08/13/31 ~ § $ 3,735,433 $ 3,740,481
Sound Point CLO XVI Ltd. (Cayman)
6.526% (SOFR + 1.242%)
due 07/25/30 ~ § 1,445,877 1,446,830
Sound Point CLO XVII Ltd. (Cayman)
6.524% (SOFR + 1.242%)
due 10/20/30 ~ § 1,829,506 1,830,702
Symphony CLO 39 Ltd. (Bermuda)
6.875% (SOFR + 1.590%)
due 04/25/34 ~ § 4,400,000 4,406,000
THL Credit Wind River CLO Ltd. (Cayman)
6.541% (SOFR + 1.262%)
due 10/18/30 ~ § 1,227,932 1,228,682
6.643% (SOFR + 1.342%)
due 07/15/31 ~ § 6,112,871 6,120,512
Tikehau CLO DAC (Ireland)
4.508% (EURIBOR + 0.870%)
due 08/04/34 ~ § EUR 3,902,131 4,343,408
Venture XXIX CLO Ltd. (Cayman)
6.370% (SOFR + 1.252%)
due 09/07/30 ~ § $ 157,248 157,406
Venture XXVIII CLO Ltd. (Cayman)
6.534% (SOFR + 1.252%)
due 07/20/30 ~ § 4,138,542 4,140,611
Voya CLO Ltd. (Cayman)
6.482% (SOFR + 1.200%)
due 07/20/32 ~ § 2,900,000 2,901,288
6.497% (SOFR + 1.212%)
due 04/17/30 ~ § 2,196,803 2,198,118
147,172,469
Total Asset-Backed Securities
    (Cost $278,360,790) 267,434,899
U.S. GOVERNMENT AGENCY ISSUES - 1.7%
Federal Home Loan Mortgage Corp.
0.680% due 08/06/25  35,600,000 34,571,004
Total U.S. Government Agency Issues
    (Cost $35,600,000) 34,571,004
U.S. TREASURY OBLIGATIONS - 18.3%
U.S. Treasury Bonds - 12.8%
1.375% due 11/15/40  25,850,000 17,551,746
1.875% due 02/15/41 ‡ 4,700,000 3,448,533
2.500% due 02/15/45 ‡ 1,300,000 993,992
2.750% due 08/15/42  26,200,000 21,596,578
2.875% due 05/15/43  5,500,000 4,568,008
2.875% due 08/15/45  9,200,000 7,480,391
3.125% due 08/15/44  35,400,000 30,193,278
3.250% due 05/15/42  66,800,000 59,379,996
3.375% due 05/15/44  26,300,000 23,378,234
3.625% due 02/15/44  13,500,000 12,464,297
3.750% due 11/15/43  20,900,000 19,668,859
3.875% due 02/15/43  7,300,000 7,044,500
3.875% due 05/15/43  13,400,000 12,905,352
4.250% due 05/15/39 ‡ 4,900,000 5,067,672
4.375% due 11/15/39  20,700,000 21,662,631
4.500% due 08/15/39  7,700,000 8,171,024

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.625% due 02/15/40  $ 5,500,000 $ 5,909,600
4.625% due 05/15/44  2,100,000 2,225,946
263,710,637
U.S. Treasury Inflation Protected Securities - 5.2%
0.125% due 04/15/25 ^ ‡ 1,339,448 1,315,651
0.125% due 07/15/31 ^ 16,663,984 15,250,675
0.125% due 01/15/32 ^ ‡ 4,992,460 4,514,173
0.125% due 02/15/51 ^ 10,147,956 6,416,889
0.125% due 02/15/52 ^ 2,146,753 1,337,212
0.250% due 01/15/25 ^ ‡ 10,756,314 10,624,509
0.250% due 02/15/50 ^ 3,303,153 2,195,400
0.625% due 07/15/32 ^ 20,676,323 19,368,833
0.750% due 02/15/45 ^ 7,479,808 5,985,690
0.875% due 02/15/47 ^ 2,475,643 1,990,203
1.000% due 02/15/46 ^ 1,194,687 996,608
1.000% due 02/15/48 ^ 12,882,348 10,596,811
1.000% due 02/15/49 ^ 1,749,902 1,429,208
1.250% due 04/15/28 ^ ‡ 7,864,500 7,792,184
1.500% due 02/15/53 ^ 11,533,399 10,438,282
1.750% due 01/15/34 ^ 818,576 828,093
1.875% due 07/15/34 ^ 1,203,120 1,232,456
2.125% due 02/15/54 ^ 4,611,780 4,800,287
107,113,164
U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡ 20,000 19,282
U.S. Treasury Strip Coupons - 0.3%
due 02/15/42  12,200,000 5,745,795
Total U.S. Treasury Obligations
    (Cost $421,414,150) 376,588,878
FOREIGN GOVERNMENT BONDS & NOTES - 3.5%
Brazil Government (Brazil)
6.125% due 03/15/34  4,400,000 4,494,773
Brazil Letras do Tesouro Nacional (Brazil)
10.656% due 04/01/25  BRL 19,800,000 3,445,741
Chile Government (Chile)
3.500% due 01/31/34  $ 7,000,000 6,452,457
Hydro-Quebec (Canada)
8.625% due 06/15/29  1,000,000 1,167,640
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~ EUR 6,028,896 6,775,757
Korea Development Bank (South Korea)
5.923% (SOFR + 0.700%)
due 10/23/26 § $ 900,000 905,845
Mexico Government (Mexico)
6.000% due 05/07/36  900,000 918,802
Province of Ontario Canada (Canada)
3.600% due 09/01/33  CAD 8,200,000 6,094,417
3.650% due 06/02/33  4,200,000 3,139,666
4.150% due 06/02/34  7,100,000 5,473,161
4.450% due 09/01/34  1,900,000 1,496,567
Republic of Poland Government (Poland)
5.125% due 09/18/34  $ 2,300,000 2,367,689
Romania Government (Romania)
3.000% due 02/27/27 ~ 6,500,000 6,244,095
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~ 4,400,000 4,501,838
4.875% due 07/18/33 ~ 5,000,000 5,092,122
a
Principal
Amount Value
State of Israel (Israel)
3.800% due 05/13/60 ~ $ 9,000,000 $ 6,257,926
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~ GBP 6,470,000 8,354,235
Total Foreign Government Bonds & Notes
    (Cost $75,246,894) 73,182,731
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Citigroup Global Markets, Inc.
4.930% due 10/01/24
(Dated 09/30/24, repurchase price of
$11,901,630; collateralized by U.S.
Treasury Obligations: 2.750% due
04/30/27 and value $12,139,482) $ 11,900,000 11,900,000
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$10,077,628; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $10,277,978) 10,076,382 10,076,382
21,976,382
U.S. Treasury Bills - 0.0%
4.340% due 10/10/24  24,000 23,972
Total Short-Term Investments
(Cost $22,000,351) 22,000,354
TOTAL INVESTMENTS - 151.6%
(Cost $3,208,148,878) 3,127,536,444
DERIVATIVES - (0.2%) (4,122,851)
OTHER ASSETS & LIABILITIES, NET - (51.4%) (1,060,386,599)
NET ASSETS - 100.0% $ 2,063,026,994

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $2,130,568 or 0.1% of the Fund’s net assets were in default.
(b) As of September 30, 2024, investments with a total aggregate value of $857,249 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of September 30, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $7,684,672 at a weighted average interest rate of 5.3%. As of September 30, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $98,229,309 at a weighted average interest rate of 0.1%.
(d) As of September 30, 2024, open futures contracts outstanding were as follows:
(e) As of September 30, 2024, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/24 55 $ 11,430,188 $ 11,453,320 $ 23,132
CBOT 5 Year U.S. Treasury Notes 12/24 1,116 122,382,122 122,629,219 247,097
CBOT 10 Year U.S. Treasury Notes 12/24 1,054 120,327,515 120,452,438 124,923
Montreal Exchange 10 Year Canadian Bond 12/24 283 25,953,013 26,158,328 205,315
$ 600,467
Short Futures Outstanding
CBOT U.S. Long Bond 12/24 18 2,260,239 2,235,375 24,864
CBOT Ultra 10 Year U.S. Treasury Notes 12/24 1,379 163,063,387 163,131,391 (68,004)
Eurex 5 Year Euro BOBL 12/24 11 1,454,106 1,469,969 (15,863)
Eurex 10 Year Euro BUND 12/24 267 39,581,197 40,099,694 (518,497)
TSE Japanese 10 Year Bond 12/24 33 33,143,636 33,212,385 (68,749)
( $ 646,249 )
Total Futures Contracts ( $ 45,782 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 1,551,000 USD 1,035,592 10/24 BRC $ 36,692 $ –
AUD 6,373,000 USD 4,371,878 10/24 TDB 34,097 –
BRL 16,926,920 USD 3,043,315 10/24 BNP 63,853 –
BRL 12,540,538 USD 2,301,819 10/24 BRC 169 –
BRL 48,804,660 USD 8,691,836 11/24 CIT 233,995 –
CAD 33,917,607 USD 25,244,856 10/24 HSB – (165,691)
CHF 7,000,546 USD 8,253,239 10/24 UBS 18,216 –
CNH 41,268,000 USD 5,715,209 10/24 GSC 181,832 –
CNH 5,099,777 USD 721,052 11/24 BNP 9,248 –
CNH 18,993,293 USD 2,685,654 11/24 CIT 34,228 –
CNH 5,182,111 USD 732,921 11/24 JPM 9,169 –
CNH 6,143,695 USD 856,682 12/24 BNP 24,561 –
CNH 63,714,672 USD 8,928,000 12/24 DUB 215,389 –
CNH 10,937,006 USD 1,532,867 12/24 HSB 35,922 –
CNH 37,294,446 USD 5,180,000 12/24 SCB 169,463 –
CNH 7,704,666 USD 1,079,236 01/25 CIT 28,954 –
CNH 3,363,461 USD 471,172 02/25 BRC 13,580 –
DKK 7,495,000 USD 1,119,425 10/24 CIT – (192)
EUR 77,148,000 USD 86,198,394 10/24 BNP – (321,143)
EUR 977,000 USD 1,093,152 10/24 CIT – (5,606)
GBP 7,056,000 USD 9,289,220 10/24 BNP 144,301 –
GBP 3,364,000 USD 4,448,313 10/24 CIT 49,187 –
GBP 35,750,000 USD 47,815,625 10/24 HSB – (19,654)
IDR 79,020,982,000 USD 5,150,000 10/24 UBS 46,251 –
INR 1,048,282,112 USD 12,500,000 10/24 BNP 347 –
INR 954,057,450 USD 11,343,353 10/24 CIT 31,840 –
INR 88,142,558 USD 1,048,056 10/24 GSC 2,865 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
INR 356,775,278 USD 4,245,028 10/24 SCB $ 8,791 $ –
JPY 206,000,000 USD 1,457,083 10/24 MSC – (23,790)
MXN 19,529,983 USD 969,177 12/24 BNP 12,145 –
MXN 82,915 USD 4,240 12/24 UBS – (78)
MXN 53,085,122 USD 2,623,885 02/25 DUB 17,537 –
MXN 24,063,447 USD 1,181,904 02/25 GSC 15,820 –
NZD 6,075,000 USD 3,781,116 10/24 UBS 78,332 –
NZD 6,075,000 USD 3,838,556 11/24 BRC 21,343 –
PEN 2,166,487 USD 572,675 10/24 BOA 11,592 –
PLN 31,681,000 USD 8,255,489 10/24 BOA – (27,226)
SEK 1,534,633 USD 151,680 10/24 BRC – (571)
SGD 11,383,773 USD 8,861,036 10/24 HSB – (3,792)
THB 360,579 USD 10,847 10/24 CIT 370 –
TRY 68,545,045 USD 1,941,126 10/24 BRC 26,118 –
TRY 37,978,721 USD 1,063,161 10/24 JPM 31,540 –
TRY 12,594,588 USD 346,362 11/24 BRC – (572)
TRY 190,741,802 USD 5,080,470 11/24 BRC 188,490 –
TRY 157,792,204 USD 4,154,923 11/24 JPM 250,145 –
TRY 98,313,106 USD 2,609,811 12/24 JPM 45,393 –
TRY 30,346,694 USD 797,338 01/25 BRC 3,654 –
TRY 2,397,404 USD 50,372 03/25 DUB 9,051 –
TRY 2,118,113 USD 43,713 03/25 JPM 8,836 –
TRY 47,941,103 USD 1,077,658 05/25 JPM 51,696 –
TWD 316,174,172 USD 9,961,792 10/24 BNP 32,387 –
USD 668,047 AUD 982,000 10/24 BRC – (10,859)
USD 4,711,322 AUD 6,942,000 10/24 CIT – (88,031)
USD 4,374,064 AUD 6,373,000 11/24 TDB – (34,192)
USD 3,074,463 BRL 16,926,920 10/24 BNP – (32,705)
USD 2,210,846 BRL 12,540,538 10/24 BRC – (91,142)
USD 3,043,315 BRL 17,107,845 01/25 BNP – (62,672)
USD 1,965,713 BRL 11,000,000 04/25 GSC – (2,087)
USD 1,496,330 BRL 8,300,000 04/25 GSC 11,536 –
USD 88,955 BRL 500,000 04/25 JPM – (490)
USD 972,001 CAD 1,320,000 10/24 BOA – (4,026)
USD 136,451 CAD 185,000 10/24 CIT – (341)
USD 24,063,800 CAD 32,388,743 10/24 TDB 115,099 –
USD 25,244,856 CAD 33,890,343 11/24 HSB 165,935 –
USD 8,324,971 CHF 7,007,000 10/24 HSB 45,890 –
USD 8,253,239 CHF 6,974,449 11/24 UBS – (18,500)
USD 721,052 CNH 5,111,819 10/24 BNP – (9,407)
USD 2,685,654 CNH 19,036,794 10/24 CIT – (34,631)
USD 796,238 CNH 5,647,175 10/24 JPM – (10,722)
USD 36,099 CNH 260,921 11/24 BNP – (1,265)
USD 6,546,636 CNH 46,195,047 11/24 CIT – (68,599)
USD 21,130 CNH 153,057 11/24 SCB – (788)
USD 5,180,000 CNH 37,280,460 12/24 BNP – (167,457)
USD 1,532,867 CNH 10,940,991 12/24 HSB – (36,494)
USD 856,682 CNH 6,146,609 12/24 JPM – (24,979)
USD 8,928,000 CNH 63,740,295 12/24 UBS – (219,066)
USD 1,078,824 CNH 7,706,245 01/25 BNP – (29,593)
USD 471,172 CNH 3,365,224 02/25 BOA – (13,834)
USD 480,373 DKK 3,213,457 10/24 JPM 505 –
USD 348,259 DKK 2,337,180 10/24 MSC – (754)
USD 288,647 DKK 1,939,206 10/24 SCB – (936)
USD 87,069,453 EUR 78,125,000 10/24 MSC 104,655 –
USD 86,315,150 EUR 77,148,000 11/24 BNP 319,785 –
USD 58,804,027 GBP 44,574,000 10/24 BRC – (789,193)
USD 2,096,716 GBP 1,596,000 10/24 JPM – (37,057)
USD 47,813,694 GBP 35,750,000 11/24 HSB 18,474 –
USD 753,713 ILS 2,838,000 10/24 BOA – (7,814)
USD 16,558,269 INR 1,388,618,977 10/24 BNP – (460)
USD 1,155,610 JPY 166,394,550 10/24 BNP – (2,119)
USD 814,100 JPY 117,345,513 10/24 HSB – (2,359)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(f) As of September 30, 2024, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 12,500,000 KRW 16,515,875,525 10/24 BNP $ – ( $ 32,162 )
USD 99,557 MXN 1,936,000 12/24 BNP 2,381 –
USD 3,838,185 NZD 6,075,000 10/24 BRC – (21,264)
USD 569,450 PEN 2,164,223 12/24 CIT – (13,929)
USD 151,083 SEK 1,535,000 10/24 BRC – (62)
USD 151,680 SEK 1,532,165 11/24 BRC 576 –
USD 8,740,929 SGD 11,382,000 10/24 MSC – (114,936)
USD 8,861,036 SGD 11,364,411 11/24 HSB 4,040 –
USD 12,500,000 TWD 396,733,563 10/24 BNP – (40,639)
USD 1,407,267 TWD 44,889,445 11/24 BNP – (17,772)
USD 5,043,178 TWD 160,892,194 11/24 CIT – (64,430)
USD 720,201 TWD 22,621,513 11/24 CIT 2,069 –
USD 1,174,938 TWD 37,639,607 11/24 HSB – (19,951)
USD 720,316 TWD 23,406,668 11/24 JPM – (22,741)
USD 772,136 TWD 24,272,095 11/24 MSC 1,605 –
USD 217,909 TWD 7,037,894 11/24 SCB – (5,513)
ZAR 146,474,000 USD 8,318,008 10/24 JPM 148,561 –
Total Forward Foreign Currency Contracts $ 3,138,510 ( $ 2,724,286 )
Credit Default Swaptions on Credit Indices - Buy Protection
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Put - CDX.NA.IG.S42 0.600% 11/20/24 BNP $ 15,300,000 $ 31,365 $ 8,105
Put - CDX.NA.IG.S42 0.600% 11/20/24 GSC 15,200,000 31,920 8,052
$ 63,285 $ 16,157
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - CNH versus USD $ 7.33 12/06/24 BNP $ 200,000 $ 25,000 $ 3,299
Call - CNH versus USD 7.35 12/06/24 MSC 400,000 38,600 6,658
Call - CNH versus USD 7.40 12/06/24 BNP 300,000 27,300 3,849
Call - CNH versus USD 7.40 12/12/24 DUB 2,400,000 222,000 36,475
Call - CNH versus USD 7.30 01/14/25 CIT 300,000 31,500 6,629
Call - CNH versus USD 7.33 01/14/25 BNP 300,000 29,100 5,386
Call - CNH versus USD 7.40 01/14/25 BNP 300,000 23,850 4,128
Call - CNH versus USD 7.40 01/23/25 BNP 300,000 28,455 5,158
Call - CNH versus USD 7.30 02/14/25 BRC 100,000 10,716 1,902
Call - CNH versus USD 7.30 02/14/25 SCB 100,000 10,200 1,902
Call - CNH versus USD 7.38 02/14/25 MSC 300,000 29,400 6,620
Call - CNH versus USD 7.45 02/14/25 CIT 300,000 28,500 6,015
$ 504,621 $ 88,021
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay 3 Month EURIBOR 2.050% 02/19/25 CIT EUR 24,300,000 $ 22,934 $ 44,602
Call - 5 Year Interest Rate
Swap Pay SONIA 2.930% 03/06/25 CIT GBP 13,575,000 90,317 71,861
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/06/25 GSC 38,300,000 – 60,755
Call - 5 Year Interest Rate
Swap Pay SONIA 2.960% 03/10/25 CIT 13,500,000 85,554 77,491
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/10/25 GSC 58,500,000 – 96,091
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/11/25 GSC 38,900,000 – 64,713
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/12/25 GSC 58,200,000 – 98,033
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/13/25 GSC 58,200,000 – 99,255

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(g) As of September 30, 2024, premiums received, and value of written options outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay SONIA 3.250% 03/18/25 GSC GBP 58,100,000 $ – $ 103,683
Call - 5 Year Interest Rate
Swap Pay SONIA 2.940% 03/24/25 CIT 12,100,000 78,519 73,378
$ 277,324 $ 789,862
Put - 30 Year Interest Rate
Swap Receive SOFR 4.329% 05/29/25 MSC $ 6,600,000 225,289 51,257
Put - 1 Year Interest Rate
Swap Receive SOFR 3.842% 09/15/25 MSC 129,600,000 168,480 181,803
Put - 1 Year Interest Rate
Swap Receive SOFR 3.967% 09/18/25 UBS 39,300,000 47,160 46,594
$ 440,929 $ 279,654
Total Interest Rate Swaptions $ 718,253 $ 1,069,516
Total Purchased Options $ 1,286,159 $ 1,173,694
Credit Default Swaptions on Credit Indices - Sell Protection
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - CDX.NA.IG.S42 0.800% 11/20/24 BNP $ 30,600,000 $ 27,540 ( $ 6,438 )
Put - CDX.NA.IG.S42 0.800% 11/20/24 GSC 30,300,000 30,300 (6,374)
$ 57,840 ( $ 12,812 )
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.050% 10/09/24 GSC $ 1,500,000 $ 5,456 ( $ 654 )
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.290% 10/24/24 BNP EUR 700,000 1,803 (2,894)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.115% 10/28/24 GSC $ 700,000 2,261 (2,013)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.050% 02/19/25 CIT EUR 2,700,000 20,256 (19,568)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 1.958% 03/06/25 CIT 15,300,000 90,078 (99,135)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.243% 03/06/25 GSC GBP 4,200,000 – (48,747)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.008% 03/10/25 CIT EUR 15,300,000 85,790 (115,196)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.255% 03/10/25 GSC GBP 6,400,000 – (77,948)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.250% 03/11/25 GSC 4,300,000 – (52,209)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.245% 03/12/25 GSC 6,400,000 – (77,469)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.250% 03/13/25 GSC 6,400,000 – (79,101)
Call - 10 Year Interest Rate
Swap Receive SONIA 3.250% 03/18/25 GSC 6,400,000 – (81,219)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 1.948% 03/24/25 CIT EUR 13,800,000 78,208 (95,089)
Call - 1 Year Interest Rate
Swap Receive SOFR 1.633% 09/15/25 MSC $ 129,600,000 168,480 (110,199)
Call - 1 Year Interest Rate
Swap Receive SOFR 1.777% 09/18/25 UBS 39,300,000 47,160 (40,365)
$ 499,492 ( $ 901,806 )

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(h) As of September 30, 2024, swap agreements outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - 10 Year Interest Rate
Swap Pay SOFR 3.450% 10/09/24 GSC $ 1,500,000 $ 5,456 ( $ 2,433 )
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.530% 10/24/24 BNP EUR 700,000 1,804 (965)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.465% 10/28/24 GSC $ 700,000 2,261 (2,403)
$ 9,521 ( $ 5,801 )
Total Interest Rate Swaptions $ 509,013 ( $ 907,607 )
- – - – - –
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 5 Year Euro BOBL Futures EUR 120.25 10/25/24 EUX 11 EUR 1,322,750 $ 2,640 ( $ 4,959 )
Call - Eurex 10 Year Euro BUND Futures 136.00 10/25/24 EUX 7 952,000 4,349 (3,507)
$ 6,989 ( $ 8,466 )
Put - Eurex 5 Year Euro BOBL Futures 118.75 10/25/24 EUX 11 1,306,250 2,640 (1,041)
Put - Eurex 10 Year Euro BUND Futures 133.00 10/25/24 EUX 7 931,000 3,705 (1,558)
$ 6,345 ( $ 2,599 )
Total Options on Futures $ 13,334 ( $ 11,065 )
- – - – - –
Total Written Options $ 580,187 ( $ 931,484 )
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
09/30/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Banco do Brasil SA Q 1.000% 12/20/24 JPM 0.611% $ 2,500,000 $ 3,989 ( $ 6,970 ) $ 10,959
South Africa Government Q 1.000% 12/20/26 MSC 0.651% 4,800,000 37,322 (97,312) 134,634
Colombia Government Q 1.000% 06/20/27 GSC 1.087% 4,600,000 (8,975) (99,796) 90,821
Colombia Government Q 1.000% 06/20/27 MSC 1.087% 1,600,000 (3,122) (47,762) 44,640
Colombia Government Q 1.000% 12/20/27 GSC 1.228% 2,100,000 (13,802) (119,407) 105,605
Colombia Government Q 1.000% 12/20/27 MSC 1.228% 1,900,000 (12,488) (108,035) 95,547
$ 2,924 ( $ 479,282 ) $ 482,206
Exchange
General Electric Co. Q 1.000% 12/20/24 ICE 0.060% 2,200,000 5,270 3,949 1,321
Rolls-Royce PLC Q 1.000% 06/20/25 ICE 0.165% EUR 4,300,000 30,216 15,211 15,005
Boeing Co. Q 1.000% 06/20/25 ICE 0.493% $ 6,900,000 27,087 28,676 (1,589)
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.326% 7,300,000 107,641 54,277 53,364
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.474% 6,000,000 111,776 44,219 67,557
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.350% 2,400,000 394,345 356,246 38,099
Boeing Co. Q 1.000% 12/20/29 ICE 1.438% 11,900,000 (236,793) (221,177) (15,616)
$ 439,542 $ 281,401 $ 158,141
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 442,466 ( $ 197,881 ) $ 640,347
0

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S42 Q 1.000% 06/20/29 ICE $ 34,700,000 $ 796,836 $ 687,493 $ 109,343
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE 59,800,000 1,355,239 1,345,188 10,051
$ 2,152,075 $ 2,032,681 $ 119,394
Total Credit Default Swaps $ 2,594,541 $ 1,834,800 $ 759,741
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.650% 1 Day USD SOFR A/A LCH 11/22/24 $ 9,600,000 ( $ 166,899 ) ( $ 19,993 ) ( $ 146,906 )
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 (64,087) – (64,087)
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (168,866) – (168,866)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (1,350,565) (1,456,326) 105,761
2.780% 6 Month EURIBOR A/S LCH 05/02/29 2,100,000 46,936 (2,804) 49,740
4.000% 1 Day GBP SONIA A/A LCH 09/18/29 GBP 10,400,000 232,662 180,191 52,471
2.500% 6 Month EURIBOR A/S LCH 03/19/30 EUR 16,400,000 316,334 132,668 183,666
2.547% 6 Month EURIBOR A/S LCH 03/09/33 200,000 6,562 (2,257) 8,819
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 312,904 (45,680) 358,584
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 178,346 (37,322) 215,668
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 270,749 50,122 220,627
2.500% 6 Month EURIBOR A/S LCH 03/19/35 EUR 68,175,000 1,218,891 485,311 733,580
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (25,673) (7,604) (18,069)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (540,006) (545,268) 5,262
$ 267,288 ( $ 1,268,962 ) $ 1,536,250
a –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.388% 1 Day USD SOFR A/A LCH 10/18/24 $ 41,700,000 $ 17,184 ( $ 2,841 ) $ 20,025
5.160% 1 Day USD SOFR A/A LCH 05/31/25 38,800,000 (215,054) (1,089) (213,965)
3.500% 1 Day USD SOFR A/A LCH 12/18/25 20,000,000 (454) 14,509 (14,963)
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 439,903 – 439,903
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 (134,618) – (134,618)
3.750% 1 Day USD SOFR A/A LCH 06/20/29 4,900,000 (82,404) (39,158) (43,246)
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 (276,459) – (276,459)
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 (32,792) – (32,792)
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 (65,255) – (65,255)
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 (48,647) – (48,647)
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 (73,326) – (73,326)
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 (352,383) – (352,383)
3.350% 1 Day USD SOFR A/A CME 06/30/31 12,900,000 (100,882) (44,709) (56,173)
3.300% 1 Day USD SOFR A/A CME 07/02/31 17,800,000 (87,563) (180,170) 92,607
3.100% 1 Day USD SOFR A/A CME 07/05/31 3,600,000 24,363 (6,804) 31,167
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (1,043,459) (312,009) (731,450)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 34,800,000 3,981,388 4,771,246 (789,858)
3.156% 1 Day USD SOFR A/A LCH 03/10/33 27,600,000 151,681 531,777 (380,096)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 12,400,000 (371,223) – (371,223)
3.743% 1 Day USD SOFR A/A LCH 08/15/33 700,000 (22,384) – (22,384)
3.745% 1 Day USD SOFR A/A LCH 08/15/33 5,200,000 (167,080) – (167,080)
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (209,578) – (209,578)
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (210,192) – (210,192)
3.763% 1 Day USD SOFR A/A LCH 08/15/33 1,700,000 (57,013) – (57,013)
4.250% 1 Day USD SOFR A/A LCH 11/22/33 1,900,000 (121,644) (61,705) (59,939)
3.950% 1 Day USD SOFR A/A LCH 12/19/33 1,800,000 (70,534) (7,089) (63,445)
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 6,200,000 (341,178) (126,480) (214,698)
3.854% 1 Day USD SOFR A/A LCH 12/29/33 $ 1,900,000 (59,536) (7,656) (51,880)
3.684% 1 Day USD SOFR A/A LCH 01/03/34 900,000 (15,118) (3,869) (11,249)
3.679% 1 Day USD SOFR A/A LCH 08/13/34 400,000 (11,213) (1,454) (9,759)
3.569% 1 Day USD SOFR A/A LCH 08/14/34 1,600,000 (29,831) (5,224) (24,607)
3.565% 1 Day USD SOFR A/A LCH 08/28/34 1,700,000 (32,399) (6,074) (26,325)
3.240% 1 Day USD SOFR A/A LCH 09/16/34 900,000 6,812 (4,104) 10,916
3.278% 1 Day USD SOFR A/A LCH 09/16/34 1,800,000 7,877 (7,893) 15,770
3.750% 1 Day USD SOFR A/A LCH 12/18/34 14,450,000 (561,718) (83,442) (478,276)
4.095% 1 Day USD SOFR A/A LCH 02/18/35 6,200,000 (426,093) – (426,093)
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 16,882 23,358 (6,476)
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 60,373 88,485 (28,112)
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 3,644,895 3,782,401 (137,506)
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 (750,256) 674,345 (1,424,601)
3.750% 1 Day GBP SONIA A/A LCH 09/18/54 GBP 1,200,000 10,751 (24,718) 35,469
3.500% 1 Day USD SOFR A/A LCH 12/18/54 $ 4,800,000 (192,057) 114,656 (306,713)
2.250% 6 Month EURIBOR A/S LCH 03/19/55 EUR 27,424,000 (23,316) 131,655 (154,971)
$ 2,176,450 $ 9,205,944 ( $ 7,029,494 )
a –
Total Interest Rate Swaps $ 2,443,738 $ 7,936,982 ( $ 5,493,244 )
Total Swap Agreements $ 5,038,279 $ 9,771,782 ( $ 4,733,503 )

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(i) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 857,249 $ – $ – $ 857,249
Financial 227,329 227,329 – –
Total Common Stocks 1,084,578 227,329 – 857,249
Corporate Bonds & Notes 839,265,902 – 838,183,964 1,081,938
Senior Loan Notes 895,500 – 895,500 –
Mortgage-Backed Securities 1,512,512,598 – 1,512,512,598 –
Asset-Backed Securities 267,434,899 – 267,434,899 –
U.S. Government Agency Issues 34,571,004 – 34,571,004 –
U.S. Treasury Obligations 376,588,878 – 376,588,878 –
Foreign Government Bonds & Notes 73,182,731 – 73,182,731 –
Short-Term Investments 22,000,354 – 22,000,354 –
Derivatives:
Credit Contracts
Purchased Options 16,157 – 16,157 –
Swaps 776,946 – 776,946 –
Total Credit Contracts 793,103 – 793,103 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 3,138,510 – 3,138,510 –
Purchased Options 88,021 – 88,021 –
Total Foreign Currency Contracts 3,226,531 – 3,226,531 –
Interest Rate Contracts
Futures 625,331 625,331 – –
Purchased Options 1,069,516 – 1,069,516 –
Swaps 2,580,035 – 2,580,035 –
Total Interest Rate Contracts 4,274,882 625,331 3,649,551 –
Total Asset - Derivatives 8,294,516 625,331 7,669,185 –
Total Assets 3,135,830,960 852,660 3,133,039,113 1,939,187
a
Liabilities Sale-Buyback Financing Transactions (159,208,227) – (159,208,227) –
Derivatives:
Credit Contracts
Written Options (12,812) – (12,812) –
Swaps (17,205) – (17,205) –
Total Credit Contracts (30,017) – (30,017) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (2,724,286) – (2,724,286) –
Interest Rate Contracts
Futures (671,113) (671,113) – –
Written Options (918,672) – (918,672) –
Swaps (8,073,279) – (8,073,279) –
Total Interest Rate Contracts (9,663,064) (671,113) (8,991,951) –
Total Liabilities - Derivatives (12,417,367) (671,113) (11,746,254) –
Total Liabilities (171,625,594) (671,113) (170,954,481) –
Total $ 2,964,205,366 $ 181,547 $ 2,962,084,632 $ 1,939,187

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.0%
Basic Materials - 1.7%
Celanese U.S. Holdings LLC
6.050% due 03/15/25  $ 980,000 $ 982,500
FMC Corp.
3.200% due 10/01/26  545,000 532,439
LYB International Finance III LLC
1.250% due 10/01/25  1,263,000 1,221,339
MEGlobal Canada ULC (Kuwait)
5.000% due 05/18/25 ~ 3,600,000 3,598,540
Newmont Corp./Newcrest Finance Pty. Ltd.
5.300% due 03/15/26  445,000 451,040
Nutrien Ltd. (Canada)
4.900% due 03/27/28  735,000 749,947
POSCO (South Korea)
4.375% due 08/04/25 ~ 2,000,000 1,993,773
5.625% due 01/17/26 ~ 1,285,000 1,301,562
Sherwin-Williams Co.
4.550% due 03/01/28  845,000 856,506
Steel Dynamics, Inc.
2.800% due 12/15/24  815,000 810,060
12,497,706
Communications - 2.0%
AT&T, Inc.
4.100% due 02/15/28  530,000 528,948
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.908% due 07/23/25  1,676,000 1,673,713
6.150% due 11/10/26  310,000 318,709
Cox Communications, Inc.
3.350% due 09/15/26 ~ 360,000 352,683
3.500% due 08/15/27 ~ 435,000 424,976
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,040,000 1,019,912
KT Corp. (South Korea)
due 02/02/28 # ~ 600,000 597,480
4.000% due 08/08/25 ~ 1,680,000 1,669,640
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,685,137
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,095,000 2,040,930
5.000% due 02/15/29  1,300,000 1,327,029
T-Mobile USA, Inc.
2.250% due 02/15/26  770,000 749,231
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 1,737,000 1,725,335
15,113,723
Consumer, Cyclical - 6.1%
Advance Auto Parts, Inc.
5.900% due 03/09/26  1,745,000 1,763,756
American Airlines Pass-Through Trust
Class B
3.700% due 04/15/27  645,115 636,006
Aptiv PLC/Aptiv Global Financing DAC
4.650% due 09/13/29  520,000 517,817
AutoZone, Inc.
6.250% due 11/01/28  900,000 964,298
BMW U.S. Capital LLC (Germany)
4.600% due 08/13/27 ~ 2,030,000 2,053,143
a
Principal
Amount Value
Daimler Truck Finance North America LLC
(Germany)
1.625% due 12/13/24 ~ $ 1,490,000 $ 1,478,572
5.000% due 01/15/27 ~ 305,000 309,671
5.150% due 01/16/26 ~ 465,000 469,170
Darden Restaurants, Inc.
due 10/15/27 # 1,055,000 1,054,778
Dollar General Corp.
3.875% due 04/15/27  389,000 383,961
4.125% due 05/01/28  1,329,000 1,311,854
4.625% due 11/01/27  645,000 647,708
5.200% due 07/05/28  839,000 857,272
Ford Motor Credit Co. LLC
5.125% due 06/16/25  1,465,000 1,464,770
5.125% due 11/05/26  735,000 738,827
5.800% due 03/05/27  1,275,000 1,298,556
General Motors Financial Co., Inc.
2.900% due 02/26/25  3,215,000 3,188,677
5.400% due 04/06/26  855,000 865,709
5.400% due 05/08/27  540,000 551,573
5.550% due 07/15/29  465,000 479,692
Hasbro, Inc.
3.000% due 11/19/24  2,565,000 2,556,336
Hyundai Capital America
5.250% due 01/08/27 ~ 460,000 468,277
5.500% due 03/30/26 ~ 760,000 771,637
5.600% due 03/30/28 ~ 1,255,000 1,297,040
6.250% due 11/03/25 ~ 630,000 641,832
Hyundai Capital Services, Inc. (South
Korea)
2.125% due 04/24/25 ~ 670,000 660,227
Lowe's Cos., Inc.
1.700% due 09/15/28  222,000 202,314
3.350% due 04/01/27  460,000 451,740
Marriott International, Inc.
3.125% due 06/15/26  1,365,000 1,339,468
3.750% due 03/15/25  265,000 263,368
5.450% due 09/15/26  400,000 410,030
Mattel, Inc.
3.375% due 04/01/26 ~ 1,255,000 1,227,967
5.875% due 12/15/27 ~ 985,000 993,501
Ross Stores, Inc.
0.875% due 04/15/26  800,000 759,317
4.600% due 04/15/25  2,630,000 2,626,122
Starbucks Corp.
3.500% due 03/01/28  461,000 453,055
4.000% due 11/15/28  323,000 322,089
Tapestry, Inc.
7.000% due 11/27/26  260,000 269,100
7.050% due 11/27/25  185,000 188,734
VF Corp.
2.400% due 04/23/25  2,443,000 2,402,449
2.800% due 04/23/27  1,270,000 1,204,831
Volkswagen Group of America Finance LLC
(Germany)
3.950% due 06/06/25 ~ 1,180,000 1,172,316
4.850% due 08/15/27 ~ 1,305,000 1,315,863
5.700% due 09/12/26 ~ 820,000 838,946
5.800% due 09/12/25 ~ 965,000 975,919
6.000% due 11/16/26 ~ 920,000 946,770
45,795,058

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Consumer, Non-Cyclical - 7.0%
Altria Group, Inc.
2.625% due 09/16/26  $ 887,000 $ 860,437
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  1,575,000 1,513,830
4.448% due 03/16/28  1,850,000 1,851,705
Becton Dickinson & Co.
3.734% due 12/15/24  603,000 601,131
4.693% due 02/13/28  2,345,000 2,375,985
Cardinal Health, Inc.
3.500% due 11/15/24  855,000 852,922
Centene Corp.
4.625% due 12/15/29  765,000 749,139
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 598,220
CVS Health Corp.
1.300% due 08/21/27  2,260,000 2,076,819
2.875% due 06/01/26  630,000 615,014
3.000% due 08/15/26  585,000 571,845
Element Fleet Management Corp. (Canada)
5.643% due 03/13/27 ~ 890,000 912,873
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 1,655,000 1,676,669
5.000% due 02/15/29 ~ 645,000 665,045
HCA, Inc.
3.125% due 03/15/27  1,690,000 1,642,841
5.375% due 02/01/25  1,005,000 1,005,425
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.500% due 06/01/25 ~ 2,550,000 2,495,894
5.200% due 06/15/29 ~ 615,000 634,358
Heineken NV (Netherlands)
3.500% due 01/29/28 ~ 3,838,000 3,771,436
Highmark, Inc.
1.450% due 05/10/26 ~ 450,000 427,013
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,262,423
Humana, Inc.
1.350% due 02/03/27  810,000 757,153
5.750% due 03/01/28  510,000 532,013
Icon Investments Six DAC
5.809% due 05/08/27  1,410,000 1,455,199
IQVIA, Inc.
6.250% due 02/01/29  690,000 733,960
Kroger Co.
2.650% due 10/15/26  769,000 746,571
3.700% due 08/01/27  194,000 191,781
4.600% due 08/15/27  348,000 351,056
PayPal Holdings, Inc.
2.850% due 10/01/29  1,559,000 1,466,707
PeaceHealth Obligated Group
1.375% due 11/15/25  340,000 327,427
Pelabuhan Indonesia Persero PT
(Indonesia)
4.875% due 10/01/24 ~ 3,750,000 3,750,000
Pernod Ricard SA (France)
3.250% due 06/08/26 ~ 1,590,000 1,566,310
Perrigo Finance Unlimited Co.
3.900% due 12/15/24  1,298,000 1,294,506
Solventum Corp.
5.450% due 02/25/27 ~ 1,885,000 1,924,178
a
Principal
Amount Value
Stryker Corp.
4.250% due 09/11/29  $ 845,000 $ 847,065
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,854,331
Viatris, Inc.
2.300% due 06/22/27  1,209,000 1,139,512
Viterra Finance BV (Netherlands)
2.000% due 04/21/26 ~ 260,000 249,793
4.900% due 04/21/27 ~ 1,820,000 1,836,964
Zoetis, Inc.
3.000% due 09/12/27  2,191,000 2,125,097
52,310,647
Energy - 3.2%
Aker BP ASA (Norway)
2.000% due 07/15/26 ~ 470,000 450,248
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25  2,660,000 2,603,248
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 286,977
DCP Midstream Operating LP
5.375% due 07/15/25  1,865,000 1,870,953
Enbridge, Inc. (Canada)
2.500% due 01/15/25  1,835,000 1,821,463
5.900% due 11/15/26  450,000 464,842
6.000% due 11/15/28  440,000 467,472
Energy Transfer LP
2.900% due 05/15/25  430,000 424,762
5.250% due 07/01/29  675,000 695,739
6.050% due 12/01/26  2,130,000 2,206,324
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 800,000 780,412
Occidental Petroleum Corp.
5.000% due 08/01/27  680,000 689,892
5.200% due 08/01/29  485,000 493,413
5.875% due 09/01/25  1,060,000 1,065,377
ONEOK, Inc.
4.250% due 09/24/27  1,485,000 1,486,700
5.550% due 11/01/26  1,095,000 1,120,152
Ovintiv, Inc.
5.650% due 05/15/25  1,305,000 1,310,415
Sabine Pass Liquefaction LLC
5.625% due 03/01/25  616,000 616,601
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 695,000 700,491
TransCanada PipeLines Ltd. (Canada)
6.203% due 03/09/26  1,780,000 1,781,756
Williams Cos., Inc.
4.800% due 11/15/29  695,000 705,409
5.400% due 03/02/26  2,320,000 2,351,070
24,393,716
Financial - 17.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.650% due 10/29/24  1,129,000 1,125,863
6.100% due 01/15/27  150,000 155,364
6.450% due 04/15/27  1,984,000 2,079,077
American Express Co.
5.043% due 07/26/28  745,000 761,322
American Tower Corp.
2.400% due 03/15/25  835,000 825,111
3.550% due 07/15/27  914,000 895,178

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Athene Global Funding
1.716% due 01/07/25 ~ $ 2,885,000 $ 2,858,659
4.860% due 08/27/26 ~ 840,000 845,822
5.349% due 07/09/27 ~ 900,000 919,396
5.684% due 02/23/26 ~ 1,265,000 1,283,897
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 2,440,000 2,348,281
2.875% due 02/15/25 ~ 1,950,000 1,929,841
5.750% due 03/01/29 ~ 1,040,000 1,072,458
6.375% due 05/04/28 ~ 595,000 622,181
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 2,130,000 2,134,518
Banco Santander SA (Spain)
5.552% due 03/14/28  800,000 817,687
Bank of America Corp.
1.734% due 07/22/27  935,000 892,948
3.384% due 04/02/26  1,790,000 1,775,961
5.080% due 01/20/27  965,000 973,098
Banque Federative du Credit Mutuel SA
(France)
0.998% due 02/04/25 ~ 1,160,000 1,144,235
4.935% due 01/26/26 ~ 905,000 912,164
Barclays PLC (United Kingdom)
5.304% due 08/09/26  1,040,000 1,043,942
7.325% due 11/02/26  1,195,000 1,226,578
BPCE SA (France)
4.500% due 03/15/25 ~ 2,100,000 2,089,208
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 371,775
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 1,495,000 1,555,284
Capital One Financial Corp.
2.636% due 03/03/26  1,775,000 1,755,527
4.985% due 07/24/26  1,365,000 1,365,480
6.312% due 06/08/29  835,000 879,751
7.149% due 10/29/27  585,000 616,730
Charles Schwab Corp.
2.450% due 03/03/27  2,273,000 2,183,291
Citigroup, Inc.
3.106% due 04/08/26  890,000 881,390
4.400% due 06/10/25  360,000 358,785
5.174% due 02/13/30  965,000 991,528
CNO Global Funding
1.650% due 01/06/25 ~ 1,995,000 1,974,310
1.750% due 10/07/26 ~ 2,580,000 2,445,439
Corebridge Financial, Inc.
3.500% due 04/04/25  1,105,000 1,096,913
Corebridge Global Funding
4.650% due 08/20/27 ~ 390,000 394,792
5.200% due 01/12/29 ~ 495,000 508,875
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,703,355
2.900% due 03/15/27  1,580,000 1,528,929
4.450% due 02/15/26  3,505,000 3,504,034
5.000% due 01/11/28  420,000 427,468
5.600% due 06/01/29  1,075,000 1,124,267
Danske Bank AS (Denmark)
due 10/02/30 # ~ 720,000 719,426
5.427% due 03/01/28 ~ 855,000 876,677
6.259% due 09/22/26 ~ 650,000 660,365
a
Principal
Amount Value
Discover Financial Services
3.950% due 11/06/24  $ 470,000 $ 469,337
Equitable Financial Life Global Funding
1.100% due 11/12/24 ~ 1,435,000 1,428,622
1.700% due 11/12/26 ~ 1,065,000 1,010,692
Fifth Third Bancorp
4.895% due 09/06/30  300,000 303,895
Fifth Third Bank NA
5.852% due 10/27/25  3,235,000 3,236,155
First American Financial Corp.
4.600% due 11/15/24  295,000 294,141
Goldman Sachs Group, Inc.
3.500% due 04/01/25  1,470,000 1,461,088
4.482% due 08/23/28  875,000 879,779
5.700% due 11/01/24  610,000 610,268
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  2,830,000 2,778,170
5.597% due 05/17/28  1,115,000 1,146,464
Huntington National Bank
5.699% due 11/18/25  815,000 815,095
Jackson National Life Global Funding
1.750% due 01/12/25 ~ 1,560,000 1,544,690
5.550% due 07/02/27 ~ 755,000 775,810
JPMorgan Chase & Co.
2.083% due 04/22/26  2,540,000 2,499,956
4.080% due 04/26/26  1,720,000 1,711,718
4.979% due 07/22/28  835,000 851,415
5.040% due 01/23/28  830,000 843,986
6.098% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,308,243
LeasePlan Corp. NV (Netherlands)
2.875% due 10/24/24 ~ 2,275,000 2,271,323
Lloyds Banking Group PLC (United
Kingdom)
4.500% due 11/04/24  1,085,000 1,083,778
5.462% due 01/05/28  965,000 986,838
LPL Holdings, Inc.
5.700% due 05/20/27  1,154,000 1,179,768
6.750% due 11/17/28  540,000 580,985
Morgan Stanley
1.164% due 10/21/25  1,425,000 1,422,130
2.630% due 02/18/26  1,650,000 1,634,569
6.138% due 10/16/26  1,220,000 1,239,450
Morgan Stanley Bank NA
4.754% due 04/21/26  1,205,000 1,216,703
NatWest Markets PLC (United Kingdom)
3.479% due 03/22/25 ~ 755,000 749,293
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 1,370,000 1,385,160
PNC Financial Services Group, Inc.
4.758% due 01/26/27  1,340,000 1,345,123
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~ 2,215,000 2,182,661
Realty Income Corp.
5.050% due 01/13/26  255,000 255,036
Reinsurance Group of America, Inc.
3.950% due 09/15/26  813,000 808,509
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,440,000 1,365,284
6.124% due 05/31/27  170,000 173,698
SBA Tower Trust
due 10/15/29 # ~ 2,110,000 2,100,920
1.631% due 05/15/51 ~ 1,045,000 979,028

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.884% due 07/15/50 ~ $ 725,000 $ 699,852
2.836% due 01/15/50 ~ 2,045,000 2,030,433
6.599% due 11/15/52 ~ 2,920,000 3,040,590
Societe Generale SA (France)
5.519% due 01/19/28 ~ 1,820,000 1,845,738
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~ 1,020,000 1,014,887
4.300% due 02/19/27 ~ 728,000 721,825
5.688% due 05/14/28 ~ 830,000 852,705
U.S. Bancorp
4.548% due 07/22/28  1,275,000 1,285,291
5.727% due 10/21/26  935,000 946,912
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 785,000 742,024
4.488% due 05/12/26 ~ 530,000 528,549
6.327% due 12/22/27 ~ 1,090,000 1,134,701
Wells Fargo & Co.
2.188% due 04/30/26  1,315,000 1,293,829
3.908% due 04/25/26  1,815,000 1,803,806
4.540% due 08/15/26  1,670,000 1,667,491
Western Union Co.
2.850% due 01/10/25  3,345,000 3,321,600
128,517,193
Industrial - 2.8%
Amcor Flexibles North America, Inc.
4.000% due 05/17/25  1,325,000 1,317,543
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 970,000 985,899
Boeing Co.
6.259% due 05/01/27 ~ 995,000 1,027,951
FedEx Corp.
3.250% due 04/01/26  1,275,000 1,256,999
Fortive Corp.
3.150% due 06/15/26  920,000 902,256
GATX Corp.
3.250% due 03/30/25  1,513,000 1,498,372
3.250% due 09/15/26  699,000 684,209
3.850% due 03/30/27  377,000 371,896
5.400% due 03/15/27  544,000 558,543
GTP Acquisition Partners I LLC Class A
3.482% due 06/15/50 ~ 7,175,000 7,095,632
Mohawk Industries, Inc.
5.850% due 09/18/28  755,000 796,595
Owens Corning
3.400% due 08/15/26  544,000 536,184
5.500% due 06/15/27  725,000 748,754
Penske Truck Leasing Co. LP/PTL Finance
Corp.
5.350% due 01/12/27 ~ 445,000 453,640
5.750% due 05/24/26 ~ 1,390,000 1,415,875
Regal Rexnord Corp.
6.050% due 02/15/26  1,680,000 1,706,632
21,356,980
Technology - 2.5%
Atlassian Corp.
5.250% due 05/15/29  450,000 465,477
Cadence Design Systems, Inc.
4.200% due 09/10/27  535,000 537,755
CDW LLC/CDW Finance Corp.
5.100% due 03/01/30  335,000 339,812
Fiserv, Inc.
5.150% due 03/15/27  1,045,000 1,068,701
a
Principal
Amount Value
Fortinet, Inc.
1.000% due 03/15/26  $ 1,240,000 $ 1,182,737
Foundry JV Holdco LLC
5.900% due 01/25/30 ~ 265,000 274,467
Hewlett Packard Enterprise Co.
4.450% due 09/25/26  1,220,000 1,223,091
Intel Corp.
3.750% due 08/05/27  620,000 607,905
4.000% due 08/05/29  740,000 722,893
4.875% due 02/10/28  230,000 232,471
Micron Technology, Inc.
4.185% due 02/15/27  225,000 224,440
4.975% due 02/06/26  195,000 196,342
5.375% due 04/15/28  1,620,000 1,669,692
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  980,000 972,199
4.400% due 06/01/27  235,000 235,724
Qorvo, Inc.
1.750% due 12/15/24  925,000 918,440
Take-Two Interactive Software, Inc.
3.550% due 04/14/25  620,000 615,360
5.000% due 03/28/26  1,730,000 1,747,022
Western Digital Corp.
4.750% due 02/15/26  4,785,000 4,762,772
Workday, Inc.
3.500% due 04/01/27  815,000 802,348
18,799,648
Utilities - 3.6%
AES Corp.
3.300% due 07/15/25 ~ 1,430,000 1,410,170
American Electric Power Co., Inc.
5.200% due 01/15/29  1,560,000 1,610,410
Appalachian Power Co.
3.300% due 06/01/27  1,788,000 1,745,861
Constellation Energy Generation LLC
5.600% due 03/01/28  890,000 929,274
DTE Energy Co.
4.220% due 11/01/24  1,450,000 1,448,751
4.950% due 07/01/27  625,000 635,677
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,210,000 2,104,093
Engie SA (France)
5.250% due 04/10/29 ~ 350,000 362,336
FirstEnergy Corp.
3.900% due 07/15/27  855,000 846,704
FirstEnergy Transmission LLC
4.550% due 01/15/30 ~ 295,000 297,705
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  1,140,000 1,082,807
4.450% due 06/20/25  1,300,000 1,298,665
5.749% due 09/01/25  830,000 838,636
6.051% due 03/01/25  620,000 622,683
NiSource, Inc.
5.250% due 03/30/28  260,000 267,906
Pacific Gas & Electric Co.
3.500% due 06/15/25  1,815,000 1,795,249
Sempra
3.300% due 04/01/25  995,000 986,586
5.400% due 08/01/26  980,000 998,739
Southern California Gas Co.
2.950% due 04/15/27  570,000 554,931

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Southern Co.
5.113% due 08/01/27  $ 735,000 $ 752,268
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,235,509
Terraform Global Operating LP
6.125% due 03/01/26 ~ 4,135,000 4,142,079
Vistra Operations Co. LLC
5.125% due 05/13/25 ~ 830,000 828,911
26,795,950
Total Corporate Bonds & Notes
    (Cost $341,509,496) 345,580,621
MORTGAGE-BACKED SECURITIES - 11.6%
Collateralized Mortgage Obligations - Commercial - 3.7%
Bank
2.263% due 08/15/61  70,553 65,761
5.523% due 06/15/57  265,543 272,554
Bank5
6.378% due 08/15/57 § 305,000 322,068
BCP Trust
6.010% (SOFR + 0.913%)
due 06/15/38 ~ § 1,045,000 971,589
BPR Trust
6.361% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,554,958
BSREP Commercial Mortgage Trust
7.111% (SOFR + 2.014%)
due 08/15/38 ~ § 663,394 499,640
BX Trust
6.491% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 917,490
COMM Mortgage Trust
3.244% due 10/10/29 ~ 220,000 214,244
3.759% due 08/10/48  260,000 257,355
4.054% due 02/10/47 § 903,660 874,730
4.343% due 10/10/29 ~ § 1,893,000 1,731,622
4.722% due 08/10/47 ~ § 358,557 335,514
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
4.600% due 06/25/30  1,647,124 1,682,349
GS Mortgage Securities Corp. Trust
6.961% (SOFR + 1.864%)
due 05/15/26 ~ § 1,440,000 1,138,817
JP Morgan Chase Commercial Mortgage
Securities Trust
7.231% (SOFR + 2.134%)
due 10/15/33 ~ § 2,345,000 2,197,176
7.311% (SOFR + 2.214%)
due 09/15/29 ~ § 1,025,000 857,029
7.631% (SOFR + 2.534%)
due 10/15/33 ~ § 1,890,000 1,683,012
KIND Trust
6.964% (SOFR + 1.864%)
due 08/15/38 ~ § 2,048,180 2,007,651
LSTAR Commercial Mortgage Trust
2.809% due 03/10/49 ~ 1,260,000 1,239,846
MED Commercial Mortgage Trust
6.688% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 399,188
a
Principal
Amount Value
ONE Mortgage Trust
6.161% (SOFR + 1.064%)
due 03/15/36 ~ § $ 2,945,000 $ 2,836,313
6.311% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,511,608
RLGH Trust
6.011% (SOFR + 0.914%)
due 04/15/36 ~ § 1,370,000 1,359,261
SDR Commercial Mortgage Trust
6.838% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,117,725
TX Trust
7.187% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,490,940
27,538,440
Collateralized Mortgage Obligations - Residential - 2.5%
Angel Oak Mortgage Trust
0.985% due 04/25/66 ~ § 826,979 707,905
2.872% due 04/25/65 ~ § 151,769 144,367
5.341% due 09/25/69 ~ § 573,000 575,811
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 518,075 459,993
BRAVO Residential Funding Trust
1.699% due 04/25/60 ~ § 732,413 677,482
CIM Trust
2.500% due 04/25/50 ~ § 1,134,760 968,796
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 806,289 696,626
1.506% due 04/27/65 ~ § 78,862 75,995
Cross Mortgage Trust
5.383% due 09/25/69 ~ § 595,000 596,759
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 161,401 152,493
1.260% due 04/25/66 ~ § 344,834 307,365
EFMT
5.035% due 10/25/69 ~ § 895,000 896,140
5.289% due 10/25/69 ~ § 310,000 310,787
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 135,798 131,493
Federal Home Loan Mortgage Corp.
REMICS
7.000% due 09/15/30  50,547 51,641
Federal Home Loan Mortgage Corp. Whole
Loan Securities Trust
3.860% due 05/25/47 ~ § 91,159 89,156
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 126,867 124,503
5.819% (SOFR + 0.964%)
due 03/25/50 ~ § 349,888 331,095
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 932,203
3.339% due 10/25/59 ~ § 680,000 653,859
3.500% due 11/25/57 ~ § 168,744 156,249
4.000% due 02/25/59 ~ § 69,592 67,094
4.500% due 02/25/59 ~ § 95,215 93,912
GS Mortgage-Backed Securities Trust
5.821% due 07/25/44 ~ § 11,540 11,438
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 376,972 334,300
3.500% due 08/25/50 ~ § 240,623 220,813
MFA Trust
0.852% due 01/25/56 ~ § 266,263 254,548

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
OBX Trust
3.000% due 01/25/60 - 05/25/60 ~ § $ 1,322,311 $ 1,176,621
3.500% due 12/25/49 - 02/25/60 ~ § 648,608 591,241
5.719% (SOFR + 0.864%)
due 02/25/60 ~ § 226,646 219,534
5.869% (SOFR + 1.014%)
due 10/25/59 ~ § 65,120 65,176
5.919% (SOFR + 1.064%)
due 02/25/60 ~ § 370,611 356,229
6.592% (SOFR + 1.314%)
due 06/25/59 ~ § 91,441 90,294
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 227,565 218,125
4.500% due 08/25/48 ~ § 9,016 8,944
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ § 299,770 271,963
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 587,705 548,339
2.408% due 02/25/50 ~ § 565,740 541,634
Towd Point Mortgage Trust
6.469% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 326,793
TRK Trust
1.409% due 07/25/56 ~ § 318,801 282,750
Verus Securitization Trust
0.918% due 02/25/64 ~ § 523,503 480,299
1.031% due 02/25/66 ~ § 471,783 426,791
1.052% due 01/25/66 ~ § 369,961 333,975
1.155% due 01/25/66 ~ § 220,282 198,670
1.373% due 09/25/66 ~ § 645,836 558,494
3.226% due 05/25/60 ~ § 26,691 26,593
3.913% due 07/25/59 ~ § 107,845 106,894
4.117% due 07/25/59 ~ § 144,944 143,654
6.664% due 12/25/68 ~ § 264,441 268,885
Vista Point Securitization Trust
2.496% due 04/25/65 ~ § 155,736 149,308
Wells Fargo Mortgage-Backed Securities
Trust
2.500% due 09/25/51 ~ § 1,455,105 1,305,283
18,719,312
Federal Home Loan Mortgage Corp. - 1.3%
1.500% due 02/01/36  435,261 391,387
2.500% due 01/01/52  1,460,409 1,276,683
4.000% due 12/01/49  224,070 218,036
4.500% due 05/01/50 - 10/01/52 6,993,089 6,880,637
5.000% due 12/01/41  396,871 409,000
5.500% due 07/01/38 - 06/01/41 220,073 226,756
6.076% (UST + 1.951%)
due 02/01/35 § 49,543 50,318
6.269% (UST + 2.179%)
due 09/01/35 § 79,439 81,269
6.737% (UST + 2.250%)
due 08/01/35 § 119,363 124,236
7.000% due 03/01/39  117,734 124,291
7.500% due 06/01/38  99,768 105,528
9,888,141
Federal National Mortgage Association - 3.0%
2.000% due 10/01/50  612,795 511,124
2.500% due 01/01/52  1,396,218 1,217,343
3.000% due 09/01/28 - 12/01/34 727,729 709,310
3.500% due 01/01/44 - 01/01/52 1,369,420 1,295,934
4.000% due 03/01/41 - 09/01/52 2,818,484 2,712,912
a
Principal
Amount Value
4.500% due 05/01/41 - 01/01/50 $ 1,847,896 $ 1,851,579
5.000% due 06/01/40 - 10/01/53 9,603,506 9,619,679
5.500% due 01/01/36 - 03/01/54 3,333,320 3,400,961
5.965% (RFUCC + 1.504%)
due 02/01/33 § 13,572 13,676
6.000% due 03/01/37 - 10/01/40 1,003,396 1,053,627
6.230% (RFUCC + 1.605%)
due 04/01/33 § 15,316 15,495
6.400% (UST + 2.215%)
due 02/01/33 § 30,501 31,059
6.500% due 05/01/33  191,227 197,931
7.000% due 06/01/33  109,656 113,339
7.005% (UST + 2.258%)
due 06/01/35 § 58,308 60,324
7.211% (RFUCC + 1.549%)
due 01/01/35 § 1,712 1,742
7.341% (UST + 2.252%)
due 06/01/33 § 155,480 160,976
22,967,011
Government National Mortgage Association - 1.1%
3.000% due 09/20/47  2,113,019 1,946,356
3.500% due 07/20/52  2,443,264 2,295,971
3.625% (UST + 1.500%)
due 09/20/34 § 211,758 213,983
4.000% due 10/20/50  542,087 529,589
4.625% (UST + 1.500%)
due 01/20/35 § 318,200 320,728
5.000% due 12/20/34 - 05/20/48 1,125,402 1,149,561
5.500% due 09/15/45 - 10/20/54 1,348,346 1,382,028
6.000% due 07/15/36  130,427 136,829
7,975,045
Total Mortgage-Backed Securities
    (Cost $90,900,779) 87,087,949
ASSET-BACKED SECURITIES - 20.8%
Automobile Other - 4.9%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 445,955 448,707
Ally Bank Auto Credit-Linked Notes
5.827% due 05/17/32 ~ 217,942 220,873
6.022% due 05/17/32 ~ 231,019 234,149
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  1,286,264 1,267,585
Bayview Opportunity Master Fund VII LLC
6.380% (SOFR + 1.100%)
due 12/26/31 ~ § 941,955 943,854
Carmax Auto Owner Trust
5.670% due 01/15/31  265,000 270,702
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,407,594
5.470% due 02/15/29  555,000 569,537
5.610% due 02/15/29  1,695,000 1,738,589
6.440% due 12/16/30  1,160,000 1,202,466
6.580% due 05/15/29  1,845,000 1,941,552
Carvana Auto Receivables Trust
5.670% due 09/10/30 ~ 1,135,000 1,161,535
Exeter Automobile Receivables Trust
2.560% due 06/15/28  175,108 174,125
5.480% due 08/15/30  885,000 898,868
5.980% due 12/15/28  945,000 954,260

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.510% due 12/15/27  $ 2,940,000 $ 2,962,708
Ford Credit Auto Lease Trust
6.200% due 02/15/27  755,000 771,154
6.430% due 04/15/27  1,425,000 1,462,687
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 695,000 671,123
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~ 1,485,000 1,506,989
6.620% due 05/15/28 ~ 1,765,000 1,801,283
GM Financial Automobile Leasing Trust
5.130% due 08/20/26  2,425,000 2,423,345
GM Financial Consumer Automobile
Receivables Trust
5.030% due 09/18/28  520,000 528,150
Huntington Bank Auto Credit-Linked Notes
6.153% due 05/20/32 ~ 1,600,574 1,627,558
Navistar Financial Dealer Note Master
Owner Trust
5.790% due 04/25/29 ~ 140,000 142,365
6.130% due 04/25/29 ~ 220,000 223,698
Octane Receivables Trust
6.740% due 08/20/29 ~ 225,000 233,846
Santander Bank Auto Credit-Linked Notes
1.833% due 12/15/31 ~ 25,222 25,132
5.916% due 08/16/32 ~ 84,163 84,215
6.451% due 12/15/32 ~ 694,686 698,623
Santander Drive Auto Receivables Trust
4.030% due 03/15/29 ~ 3,500,000 3,455,472
5.240% due 05/15/28  1,650,000 1,659,884
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 267,342
U.S. Bank NA
6.789% due 08/25/32 ~ 158,186 160,604
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,072,330
World Omni Select Auto Trust
5.870% due 08/15/28  1,200,000 1,221,526
36,434,430
Automobile Sequential - 1.5%
ARI Fleet Lease Trust
5.540% due 04/15/33 ~ 1,290,000 1,305,679
Carmax Auto Owner Trust
4.850% due 01/15/30  205,000 208,883
CarMax Auto Owner Trust
4.940% due 08/15/29  715,000 730,699
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 310,000 315,791
5.060% due 03/20/31 ~ 210,000 215,164
5.560% due 04/22/30 ~ 1,291,904 1,304,689
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 255,000 259,330
Octane Receivables Trust
5.870% due 05/21/29 ~ 503,445 506,233
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 437,802 445,497
6.024% due 12/15/32 ~ 262,918 267,600
SBNA Auto Lease Trust
5.550% due 12/20/28 ~ 1,525,000 1,562,601
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 423,436
a
Principal
Amount Value
Wheels Fleet Lease Funding 1 LLC
6.460% due 08/18/38 ~ $ 3,653,680 $ 3,698,270
11,243,872
Home Equity Other - 0.1%
Finance of America HECM Buyout
4.000% due 08/01/32 ~ § 875,995 870,737
Other Asset-Backed Securities - 14.3%
Amur Equipment Finance Receivables X
LLC
5.020% due 12/20/28 ~ 785,000 782,981
Apidos CLO XVIII (Cayman)
6.432% (SOFR + 1.150%)
due 10/22/30 ~ § 2,736,042 2,738,778
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 510,000 524,283
6.180% due 12/15/28 ~ 2,435,939 2,460,247
Ballyrock CLO 15 Ltd. (Cayman)
6.623% (SOFR + 1.322%)
due 04/15/34 ~ § 1,215,000 1,215,547
BlueMountain CLO Ltd. (Cayman)
6.318% (SOFR + 1.200%)
due 11/15/30 ~ § 3,830,988 3,835,080
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 491,394 481,392
Cedar Funding XIV CLO Ltd. (Cayman)
6.663% (SOFR + 1.362%)
due 07/15/33 ~ § 2,230,000 2,231,740
CNH Equipment Trust
5.230% due 11/17/31  610,000 632,422
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,464,000 2,401,263
4.760% due 03/22/49 ~ 510,000 496,043
DLLAA LLC
5.640% due 02/22/28 ~ 2,165,000 2,217,615
DLLST LLC
4.930% due 04/22/30 ~ 180,000 182,563
5.050% due 08/20/27 ~ 665,000 670,955
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 933,450 912,602
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 875,008 851,775
7.300% due 02/25/38 ~ 948,668 984,922
FirstKey Homes Trust
1.567% due 10/19/37 ~ 843,000 814,696
1.740% due 08/17/37 ~ 2,170,000 2,107,352
1.968% due 10/19/37 ~ 5,395,000 5,203,214
2.241% due 08/17/37 ~ 3,355,000 3,258,326
FOCUS Brands Funding LLC
5.093% due 04/30/47 ~ 978,513 975,933
Fortress Credit BSL XV Ltd. (Jersey)
6.679% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,251,372
Hardee's Funding LLC
2.865% due 06/20/51 ~ 812,700 728,112
3.981% due 12/20/50 ~ 1,694,000 1,594,901
5.710% due 06/20/48 ~ 1,692,000 1,667,886
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 412,418 400,837
3.610% due 06/20/34 ~ 508,097 499,201
HPEFS Equipment Trust
1.290% due 03/20/29 ~ 1,188,306 1,185,719
5.350% due 10/20/31 ~ 235,000 240,359

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.820% due 04/20/32 ~ $ 580,000 $ 596,913
6.480% due 01/21/31 ~ 635,000 649,978
6.970% due 07/21/31 ~ 630,000 650,975
Madison Park Funding XXIII Ltd. (Cayman)
6.495% (SOFR + 1.232%)
due 07/27/31 ~ § 2,105,116 2,116,408
Madison Park Funding XXIV Ltd. (Cayman)
7.332% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,208,309
Madison Park Funding XXIX Ltd. (Cayman)
7.079% (SOFR + 1.800%)
due 10/18/30 ~ § 4,675,000 4,684,970
Marathon Static CLO Ltd. (Cayman)
6.432% (SOFR + 1.150%)
due 07/20/30 ~ § 3,421,735 3,427,472
Marble Point CLO XII Ltd. (Cayman)
6.558% (SOFR + 1.272%)
due 07/16/31 ~ § 1,192,815 1,193,709
MidOcean Credit CLO VI (Cayman)
6.512% (SOFR + 1.230%)
due 04/20/33 ~ § 925,000 925,685
MidOcean Credit CLO XI Ltd. (Cayman)
7.009% (SOFR + 1.730%)
due 10/18/33 ~ § 1,480,000 1,483,598
7.929% (SOFR + 2.650%)
due 10/18/33 ~ § 2,220,000 2,229,647
MVW LLC
2.230% due 05/20/39 ~ 193,963 182,388
2.730% due 10/20/37 ~ 173,106 167,505
MVW Owner Trust
2.890% due 11/20/36 ~ 443,093 437,697
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 698,809 674,324
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 342,243 317,399
1.220% due 07/15/69 ~ 279,536 261,268
1.310% due 01/15/69 ~ 151,173 141,741
1.690% due 05/15/69 ~ 503,393 473,769
2.400% due 10/15/68 ~ 377,091 363,194
2.640% due 05/15/68 ~ 674,648 653,306
3.420% due 01/15/43 ~ 719,208 710,143
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 673,295 624,197
Neuberger Berman Loan Advisers CLO 26
Ltd. (Cayman)
6.941% (SOFR + 1.662%)
due 10/18/30 ~ § 955,000 955,760
Northwoods Capital XIV-B Ltd. (Cayman)
6.363% (SOFR + 1.250%)
due 11/13/31 ~ § 1,193,410 1,195,349
Oaktree CLO Ltd. (Cayman)
6.851% (SOFR + 1.550%)
due 07/15/33 ~ § 3,785,000 3,789,232
Rockford Tower CLO Ltd. (Cayman)
due 08/20/32 # ~ § 1,300,000 1,300,000
Romark CLO II Ltd. (Cayman)
6.935% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,021,000
SEB Funding LLC
7.386% due 04/30/54 ~ 1,100,000 1,136,048
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 744,073 714,475
3.510% due 07/20/37 ~ 167,018 164,634
a
Principal
Amount Value
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ $ 916,313 $ 854,996
5.931% (SOFR + 0.834%)
due 01/15/37 ~ § 918,096 915,353
Symphony CLO XXIII Ltd. (Cayman)
6.583% (SOFR + 1.282%)
due 01/15/34 ~ § 3,147,907 3,151,842
Symphony CLO XXVI Ltd. (Cayman)
6.624% (SOFR + 1.342%)
due 04/20/33 ~ § 1,041,305 1,042,867
Symphony Static CLO I Ltd. (Cayman)
6.996% (SOFR + 1.712%)
due 10/25/29 ~ § 2,825,000 2,813,550
THL Credit Wind River CLO Ltd. (Cayman)
6.482% (SOFR + 1.200%)
due 10/20/30 ~ § 4,256,934 4,259,336
6.501% (SOFR + 1.200%)
due 07/15/30 ~ § 250,000 250,181
Tricon Residential Trust
4.750% due 06/17/40 ~ 784,512 786,406
6.000% due 06/17/40 ~ 1,435,000 1,453,125
Trinitas CLO IX Ltd. (Cayman)
6.464% (SOFR + 1.200%)
due 01/20/32 ~ § 1,405,000 1,406,074
Trinitas CLO VI Ltd. (Cayman)
6.615% (SOFR + 1.330%)
due 01/25/34 ~ § 3,245,000 3,252,468
Verdant Receivables LLC
5.680% due 12/12/31 ~ 355,000 363,612
6.240% due 01/13/31 ~ 2,046,010 2,088,991
Voya CLO Ltd. (Cayman)
7.101% (SOFR + 1.800%)
due 10/15/31 ~ § 2,715,000 2,725,558
107,363,568
Total Asset-Backed Securities
    (Cost $153,778,824) 155,912,607
U.S. TREASURY OBLIGATIONS - 18.7%
U.S. Treasury Notes - 18.7%
3.500% due 09/30/26  9,560,000 9,533,673
3.750% due 08/31/26  34,665,000 34,717,810
3.750% due 08/15/27  5,590,000 5,617,295
4.375% due 07/31/26 ‡ 34,185,000 34,600,294
4.625% due 06/30/26  33,925,000 34,450,440
4.875% due 05/31/26  20,830,000 21,215,274
140,134,786
Total U.S. Treasury Obligations
    (Cost $139,031,206) 140,134,786
FOREIGN GOVERNMENT BONDS & NOTES - 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
(South Korea)
1.250% due 04/27/26 ~ 1,790,000 1,707,563
Total Foreign Government Bonds & Notes
    (Cost $1,786,694) 1,707,563

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 3.3%
Commercial Paper - 1.7%
Brunswick Corp.
5.234% due 10/04/24  $ 1,890,000 $ 1,888,947
Conagra Brands, Inc.
5.402% due 10/15/24  2,170,000 2,165,326
Crown Castle, Inc.
5.481% due 10/24/24  2,170,000 2,162,420
Jabil, Inc.
5.821% due 10/04/24  2,175,000 2,173,655
Targa Resources Corp.
5.530% due 10/03/24  2,170,000 2,169,043
VF Corp.
5.090% due 11/13/24  2,170,000 2,157,088
12,716,479
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$12,101,604; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $12,342,295) 12,100,108 12,100,108
a
Total Short-Term Investments
(Cost $24,816,045) 24,816,587
TOTAL INVESTMENTS - 100.6%
(Cost $751,823,044) 755,240,113
DERIVATIVES - 0.1% 432,409
OTHER ASSETS & LIABILITIES, NET - (0.7%) (4,952,639)
NET ASSETS - 100.0% $ 750,719,883
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/24 1,112 $ 231,120,063 $ 231,565,313 $ 445,250
CBOT 5 Year U.S. Treasury Notes 12/24 25 2,743,004 2,747,070 4,066
$ 449,316
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 12/24 266 30,369,342 30,398,813 (29,471)
CBOT Ultra 10 Year U.S. Treasury Notes 12/24 63 7,456,551 7,452,703 3,848
CME Ultra Long Term U.S. Treasury Bond 12/24 18 2,405,302 2,395,687 9,615
( $ 16,008 )
Total Futures Contracts $ 433,308

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of September 30, 2024, swap agreements outstanding were as follows:
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date Exchange
Notional
Amount (2) Value (3)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE $ 10,852,000 $ 245,938 $ 246,837 ( $ 899 )
a
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
a
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 345,580,621 $ – $ 345,580,621 $ –
Mortgage-Backed Securities 87,087,949 – 87,087,949 –
Asset-Backed Securities 155,912,607 – 155,912,607 –
U.S. Treasury Obligations 140,134,786 – 140,134,786 –
Foreign Government Bonds & Notes 1,707,563 – 1,707,563 –
Short-Term Investments 24,816,587 – 24,816,587 –
Derivatives:
Interest Rate Contracts
Futures 462,779 462,779 – –
Total Assets 755,702,892 462,779 755,240,113 –
a
Liabilities Due to Custodian (632) – (632) –
Derivatives:
Credit Contracts
Swaps (899) – (899) –
Interest Rate Contracts
Futures (29,471) (29,471) – –
Total Liabilities - Derivatives (30,370) (29,471) (899) –
Total Liabilities (31,002) (29,471) (1,531) –
Total $ 755,671,890 $ 433,308 $ 755,238,582 $ –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 40.2%
Azerbaijan - 0.4%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ $ 720,000 $ 720,000
Brazil - 4.7%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 1,157,372 1,162,684
Aegea Finance SARL
9.000% due 01/20/31 ~ 950,000 1,028,793
CSN Inova Ventures
6.750% due 01/28/28 ~ 1,025,000 991,119
FS Luxembourg SARL
8.875% due 02/12/31 ~ 950,000 977,244
LD Celulose International GmbH
due 01/26/32 # ~ 900,000 924,188
Minerva Luxembourg SA
8.875% due 09/13/33 ~ 1,050,000 1,145,679
Trident Energy Finance PLC
12.500% due 11/30/29 ~ 675,000 711,302
Usiminas International SARL
5.875% due 07/18/26 ~ 450,000 446,192
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 550,000 588,973
7,976,174
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA
6.500% due 11/07/33 ~ 725,000 782,254
Czech Republic - 0.8%
Energo-Pro AS
8.500% due 02/04/27 ~ 1,250,000 1,265,106
Dominican Republic - 0.8%
Aeropuertos Dominicanos Siglo XXI SA
7.000% due 06/30/34 ~ 1,350,000 1,414,976
Georgia - 0.4%
Georgia Global Utilities JSC
8.875% due 07/25/29 ~ 575,000 588,225
Israel - 2.5%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ 1,125,000 1,014,643
8.500% due 09/30/33 ~ 1,155,000 1,095,744
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 675,000 679,485
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 1,450,000 1,377,420
4,167,292
Jamaica - 0.6%
Kingston Airport Revenue Finance Ltd.
due 12/15/36 # ~ 925,000 959,447
Kazakhstan - 1.4%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ 2,425,000 2,372,113
Mexico - 7.1%
Banco Mercantil del Norte SA
5.875% due 01/24/27 ~ 1,500,000 1,474,981
a
Principal
Amount Value
BBVA Bancomer SA
5.125% due 01/18/33 ~ $ 700,000 $ 666,337
8.450% due 06/29/38 ~ 850,000 927,462
Cemex SAB de CV
9.125% due 03/14/28 ~ 375,000 409,283
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 796,800 731,064
Electricidad Firme de Mexico Holdings SA
de CV
4.900% due 11/20/26 ~ 1,025,000 998,626
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 1,400,000 1,462,230
Petroleos Mexicanos
6.500% due 03/13/27  1,850,000 1,815,308
6.500% due 01/23/29  1,100,000 1,040,144
6.750% due 09/21/47  1,350,000 968,179
7.690% due 01/23/50  1,925,000 1,505,216
11,998,830
Multi-National - 2.9%
Asian Development Bank
6.720% due 02/08/28  INR 79,400,000 953,513
European Bank for Reconstruction &
Development
6.300% due 10/26/27  101,600,000 1,201,807
Inter-American Development Bank
5.700% due 11/12/24  54,000,000 641,265
7.000% due 01/25/29  43,000,000 517,426
International Bank for Reconstruction &
Development
6.850% due 04/24/28  67,000,000 807,735
7.050% due 07/22/29  69,000,000 833,811
4,955,557
Netherlands - 0.7%
VEON Holdings BV
3.375% due 11/25/27 ~ $ 1,300,000 1,147,250
Nigeria - 1.7%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 725,000 765,723
IHS Holding Ltd.
5.625% due 11/29/26 ~ $ 500,000 492,726
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 1,575,000 1,579,086
2,837,535
Romania - 0.8%
Banca Transilvania SA
7.250% due 12/07/28 ~ EUR 375,000 445,586
8.875% due 04/27/27 ~ 800,000 944,212
1,389,798
Saudi Arabia - 2.3%
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 ~ $ 575,000 595,647
6.103% due 08/23/42 ~ 925,000 958,900
6.129% due 02/23/38 ~ 2,125,000 2,252,171
3,806,718
Singapore - 1.0%
Puma International Financing SA
7.750% due 04/25/29 ~ 1,700,000 1,749,726

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
South Africa - 2.0%
Sasol Financing USA LLC
8.750% due 05/03/29 ~ $ 1,075,000 $ 1,137,975
Transnet SOC Ltd.
8.250% due 02/06/28 ~ 2,100,000 2,183,034
3,321,009
Tanzania - 0.8%
HTA Group Ltd.
7.500% due 06/04/29 ~ 1,375,000 1,402,500
Turkey - 3.5%
Ford Otomotiv Sanayi AS
7.125% due 04/25/29 ~ 900,000 932,272
Mersin Uluslararasi Liman Isletmeciligi AS
8.250% due 11/15/28 ~ 400,000 418,070
Sisecam U.K. PLC
8.250% due 05/02/29 ~ 1,550,000 1,604,804
Turkiye Vakiflar Bankasi TAO
8.994% due 10/05/34 ~ 925,000 968,075
WE Soda Investments Holding PLC
9.375% due 02/14/31 ~ 475,000 494,468
9.500% due 10/06/28 ~ 1,475,000 1,537,820
5,955,509
United Arab Emirates - 1.4%
Adnoc Murban Rsc Ltd.
4.500% due 09/11/34 ~ 300,000 296,933
5.125% due 09/11/54 ~ 850,000 837,679
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 1,025,895 910,719
MAF Global Securities Ltd.
7.875% due 06/30/27 ~ 375,000 392,310
2,437,641
United Kingdom - 2.7%
HSBC Holdings PLC
6.254% due 03/09/34  2,000,000 2,185,580
Standard Chartered PLC
5.905% due 05/14/35 ~ 675,000 714,538
6.097% due 01/11/35 ~ 1,600,000 1,722,116
4,622,234
United States - 0.9%
JPMorgan Chase Bank NA
36.811% due 03/15/34 ~ TRY 825,000,000 1,471,089
Venezuela - 0.3%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ $ 1,432,000 139,220
9.750% due 05/17/35 * ~ ∂ 2,733,498 300,685
12.750% * ~ ∂ 1,152,000 132,409
572,314
Total Corporate Bonds & Notes
    (Cost $67,020,164) 67,913,297
FOREIGN GOVERNMENT BONDS & NOTES - 54.0%
Argentina - 2.0%
Argentine Republic Government
4.125% due 07/09/35 § 4,950,000 2,388,375
a
Principal
Amount Value
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ § $ 2,095,395 $ 1,003,170
3,391,545
Benin - 1.0%
Benin Government
7.960% due 02/13/38 ~ 1,675,000 1,664,929
Brazil - 5.2%
Brazil Government
6.125% due 01/22/32  1,700,000 1,750,940
Brazil Notas do Tesouro Nacional Class F
10.000% due 01/01/27  BRL 40,100,000 7,049,092
8,800,032
Colombia - 1.6%
Colombia Government
4.500% due 03/15/29  $ 1,500,000 1,425,682
7.500% due 02/02/34  1,225,000 1,274,041
2,699,723
Dominican Republic - 1.5%
Dominican Republic
4.500% due 01/30/30 ~ 1,650,000 1,581,583
10.750% due 06/01/36 ~ DOP 56,500,000 988,515
2,570,098
Ecuador - 1.5%
Ecuador Government
5.000% due 07/31/40 ~ § $ 1,500,000 778,971
5.500% due 07/31/35 ~ § 1,650,000 942,004
6.900% due 07/31/30 ~ 1,200,000 875,829
2,596,804
Egypt - 3.0%
Egypt Government
5.800% due 09/30/27 ~ 2,000,000 1,893,788
7.903% due 02/21/48 ~ 425,000 328,810
8.150% due 11/20/59 ~ 525,000 407,591
8.500% due 01/31/47 ~ 1,500,000 1,213,144
8.700% due 03/01/49 ~ 350,000 287,175
Egypt Treasury Bills
0.700% due 11/19/24  EGP 44,200,000 883,185
5,013,693
Guatemala - 1.4%
Guatemala Government
6.550% due 02/06/37 ~ $ 800,000 831,040
6.600% due 06/13/36 ~ 800,000 843,671
7.050% due 10/04/32 ~ 600,000 650,475
2,325,186
Indonesia - 2.4%
Indonesia Treasury
6.500% due 07/15/30  IDR 34,800,000,000 2,333,025
6.500% due 02/15/31  7,400,000,000 492,692
6.875% due 04/15/29  18,500,000,000 1,256,729
4,082,446
Iraq - 1.0%
Iraq Government
5.800% due 01/15/28 ~ $ 1,739,063 1,690,405

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Israel - 1.3%
Israel Government
5.500% due 03/12/34  $ 2,125,000 $ 2,140,544
Ivory Coast - 2.3%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 2,461,000 2,425,084
6.875% due 10/17/40 ~ 1,575,000 1,554,394
3,979,478
Lebanon - 0.1%
Lebanon Government
6.100% * ~ ∂ $ 900,000 72,000
6.400% * ~ ∂ 450,000 36,270
11.554% * ∂ 1,350,000 104,497
11.586% * ∂ 450,000 35,797
248,564
Nigeria - 1.1%
Nigeria Government
6.125% due 09/28/28 ~ 1,975,000 1,797,185
Pakistan - 1.2%
Pakistan Government
6.875% due 12/05/27 ~ 2,250,000 2,047,341
Peru - 5.0%
Peru Government
5.400% due 08/12/34  PEN 8,350,000 2,117,760
6.150% due 08/12/32  3,800,000 1,040,974
6.900% due 08/12/37 ~ 6,300,000 1,752,778
7.600% due 08/12/39 ~ 12,250,000 3,603,699
8,515,211
Poland - 3.4%
Bank Gospodarstwa Krajowego
5.750% due 07/09/34 ~ $ 850,000 892,696
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 6,975,705 1,635,458
5.125% due 09/18/34  $ 1,175,000 1,209,580
5.500% due 03/18/54  1,900,000 1,944,094
5,681,828
Romania - 2.4%
Romania Government
5.125% due 09/24/31 ~ EUR 1,175,000 1,315,016
5.250% due 05/30/32 ~ 625,000 699,528
6.375% due 01/30/34 ~ $ 2,040,000 2,128,075
4,142,619
Senegal - 0.4%
Senegal Government
5.375% due 06/08/37 ~ EUR 200,000 164,234
6.750% due 03/13/48 ~ $ 600,000 443,947
608,181
Serbia - 1.0%
Serbia Government
6.000% due 06/12/34 ~ 1,575,000 1,624,258
Slovenia - 1.5%
Slovenia Government
5.000% due 09/19/33 ~ 2,450,000 2,559,893
a
Principal
Amount Value
South Africa - 5.0%
Republic of South Africa Government
5.750% due 09/30/49  $ 975,000 $ 812,199
8.750% due 01/31/44  ZAR 95,400,000 4,627,681
8.750% due 02/28/48  2,000 97
8.875% due 02/28/35  55,200,000 2,958,964
8,398,941
Sri Lanka - 0.5%
Sri Lanka Government
6.200% due 05/11/27 * ~ ∂ $ 775,000 435,503
6.750% due 04/18/28 * ~ ∂ 200,000 112,979
6.850% due 11/03/25 * ~ ∂ 200,000 113,358
7.550% due 03/28/30 * ~ ∂ 200,000 113,014
774,854
Tunisia - 1.5%
Tunisian Republic
6.375% due 07/15/26 ~ EUR 2,450,000 2,470,056
Turkey - 1.6%
Turkiye Government
37.000% due 02/18/26  TRY 94,400,000 2,741,113
Ukraine - 1.7%
Ukraine Government
1.750% due 02/01/29 * ~ ∂ § $ 690,110 407,196
1.750% due 02/01/34 * ~ ∂ § 2,414,451 1,079,712
1.750% due 02/01/35 * ~ ∂ § 2,013,081 880,723
3.000% due 02/01/35 * ~ ∂ § 440,403 193,419
3.000% due 02/01/36 * ~ ∂ § 367,002 159,233
9.899% due 02/01/36 * ~ ∂ § 243,597 105,691
10.068% due 02/01/35 * ~ ∂ § 292,317 128,382
2,954,356
Uzbekistan - 1.1%
National Bank of Uzbekistan
8.500% due 07/05/29 ~ 375,000 383,179
Republic of Uzbekistan
6.900% due 02/28/32 ~ 1,225,000 1,237,722
7.850% due 10/12/28 ~ 225,000 238,287
1,859,188
Venezuela - 0.6%
Venezuela Government
8.250% due 10/13/24 * ~ ∂ 1,784,900 249,632
9.000% * ~ ∂ 816,000 116,790
11.750% due 10/21/26 * ~ ∂ 2,249,400 376,133
12.750% * ~ ∂ 1,624,000 266,906
1,009,461
Zambia - 1.7%
Zambia Government
0.500% due 12/31/53 * ~ ∂ 425,000 209,603
0.500% due 12/31/53 ~ ∂ 2,482,073 1,224,116
5.750% due 06/30/33 * ~ ∂ § 169,176 149,543
5.750% due 06/30/33 ~ ∂ § 1,461,194 1,291,623
2,874,885
Total Foreign Government Bonds & Notes
    (Cost $88,952,543) 91,262,817

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $8,434,434 or 5.0% of the Fund’s net assets were in default.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
(c) As of September 30, 2024, forward foreign currency contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $6,119,460; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $6,241,116) $ 6,118,704 $ 6,118,704
Total Short-Term Investments
(Cost $6,118,704) 6,118,704
TOTAL INVESTMENTS - 97.8%
(Cost $162,091,411) 165,294,818
DERIVATIVES - 0.6% 927,108
OTHER ASSETS & LIABILITIES, NET - 1.6% 2,722,290
NET ASSETS - 100.0% $ 168,944,216
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 12/24 206 $ 22,603,735 $ 22,635,859 $ 32,124
CBOT 10 Year U.S. Treasury Notes 12/24 50 5,747,760 5,714,063 (33,697)
( $ 1,573 )
Short Futures Outstanding
CBOT U.S. Long Bond 12/24 24 2,986,450 2,980,500 5,950
a
Total Futures Contracts $ 4,377
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CNH 21,900,000 USD 3,131,885 10/24 HSB $ – ( $ 2,459 )
CNH 37,000,000 USD 5,292,159 10/24 JPM – (5,000)
EUR 3,927,726 USD 4,395,833 10/24 CIT – (19,587)
EUR 400,000 USD 444,886 10/24 HSB 665 –
ILS 3,150,000 USD 837,785 10/24 JPM 7,613 –
INR 141,000,000 USD 1,678,571 12/24 HSB – (2,283)
KRW 10,600,000,000 USD 7,940,491 10/24 HSB 104,006 –
PLN 13,300,000 USD 3,476,821 10/24 CIT – (23,034)
TRY 260,250,000 USD 7,147,645 10/24 CIT 286,519 –
TWD 325,300,000 USD 10,168,644 10/24 CIT 120,722 –
USD 8,414,704 CNH 58,900,000 10/24 CIT – (1,882)
USD 9,773,301 EUR 8,861,421 10/24 CIT – (97,233)
USD 1,304,945 EUR 1,175,000 10/24 HSB – (3,861)
USD 308,102 EUR 275,000 10/24 HSB 1,786 –
USD 8,078,017 PEN 30,400,000 10/24 HSB – (119,869)
USD 2,697,304 TRY 98,000,000 10/24 HSB – (102,113)
USD 3,808,221 ZAR 66,100,000 10/24 JPM – (10,320)
Total Forward Foreign Currency Contracts $ 521,311 ( $ 387,641 )

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(d) As of September 30, 2024, swap agreements outstanding were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
09/30/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/25 GSC 0.216% $ 5,200,000 ( $ 50,498 ) ( $ 54,483 ) $ 3,985
China Construction Bank Corp. Q 1.000% 12/20/25 GSC 0.216% 1,550,000 (15,052) (14,103) (949)
China Development Bank Q 1.000% 12/20/25 GSC 0.251% 2,500,000 (23,246) (24,805) 1,559
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/25 GSC 0.251% 5,000,000 (46,491) (49,933) 3,442
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/25 GSC 0.251% 1,550,000 (14,412) (14,103) (309)
China Development Bank Q 1.000% 12/20/25 GSC 0.259% 2,500,000 (22,982) (29,032) 6,050
China Development Bank Q 1.000% 12/20/25 GSC 0.259% 1,000,000 (9,192) (9,099) (93)
Bank of China Ltd. Q 1.000% 12/20/25 GSC 0.263% 4,000,000 (36,621) (43,260) 6,639
Bank of China Ltd. Q 1.000% 12/20/25 GSC 0.263% 2,300,000 (21,057) (20,927) (130)
( $ 239,551 ) ( $ 259,745 ) $ 20,194
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S42 Q 5.000% 06/20/29 ICE $ 10,550,000 ( $ 825,250 ) ( $ 638,444 ) ( $ 186,806 )
a
Credit Default Swaps on Credit Indices - Sell Protection (5)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S42 Q 5.000% 06/20/29 ICE $ 5,900,000 $ 461,514 $ 324,132 $ 137,382
a
Total Credit Default Swaps ( $ 603,287 ) ( $ 574,057 ) ( $ 29,230 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(5)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.220% 28 Day MXN TIIE L/L LCH 06/17/26 MXN 1,088,000,000 $ 935,874 $ 12,505 $ 923,369
8.595% 28 Day MXN TIIE L/L LCH 12/16/26 445,000,000 (44,659) – (44,659)
$ 891,215 $ 12,505 $ 878,710
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.220% 28 Day MXN TIIE L/L LCH 06/17/26 MXN 488,000,000 ( $ 414,516 ) ( $ 470,609 ) $ 56,093
10.220% 28 Day MXN TIIE L/L LCH 06/17/26 600,000,000 (516,107) (171,863) (344,244)
( $ 930,623 ) ( $ 642,472 ) ( $ 288,151 )
a –
Total Interest Rate Swaps ( $ 39,408 ) ( $ 629,967 ) $ 590,559
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Egypt Treasury Bills SOFR + 0.600% Z JPM 12/19/24 $ 1,125,652 $ 150,263 $ – $ 150,263
Egypt Treasury Bills SOFR + 0.600% Z JPM 03/06/25 1,052,580 90,964 – 90,964
Nigeria Treasury Bills
1 Day USD Fed
Funds + 0.000% Z CIT 03/10/25 152,439 4,529 – 4,529
Nigeria Treasury Bills
1 Day USD Fed
Funds + 0.000% Z CIT 03/17/25 680,851 41,254 – 41,254
Egypt Treasury Bills SOFR + 0.750% Z JPM 09/18/25 739,726 6,777 – 6,777
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% S CIT 12/18/27 725,733 (66,055) – (66,055)
$ 227,732 $ – $ 227,732
Total Swap Agreements ( $ 414,963 ) ( $ 1,204,024 ) $ 789,061

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 67,913,297 $ – $ 67,913,297 $ –
Foreign Government Bonds & Notes 91,262,817 – 91,262,817 –
Short-Term Investments 6,118,704 – 6,118,704 –
Derivatives:
Credit Contracts
Swaps 159,057 – 159,057 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 521,311 – 521,311 –
Interest Rate Contracts
Futures 38,074 38,074 – –
Swaps 1,273,249 – 1,273,249 –
Total Interest Rate Contracts 1,311,323 38,074 1,273,249 –
Total Asset - Derivatives 1,991,691 38,074 1,953,617 –
Total Assets 167,286,509 38,074 167,248,435 –
a
Liabilities Due to Custodian (218,995) – (218,995) –
Derivatives:
Credit Contracts
Swaps (188,287) – (188,287) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (387,641) – (387,641) –
Interest Rate Contracts
Futures (33,697) (33,697) – –
Swaps (454,958) – (454,958) –
Total Interest Rate Contracts (488,655) (33,697) (454,958) –
Total Liabilities - Derivatives (1,064,583) (33,697) (1,030,886) –
Total Liabilities (1,283,578) (33,697) (1,249,881) –
Total $ 166,002,931 $ 4,377 $ 165,998,554 $ –

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
spacing
Dr. Ing hc F Porsche AG ~ (Germany)  9,769 $ 780,680
Total Preferred Stocks
    (Cost $899,456) 780,680
COMMON STOCKS - 97.4%
Basic Materials - 2.4%
spacing
Linde PLC 18,986 9,053,664
RPM International, Inc. 15,642 1,892,682
Sherwin-Williams Co. 15,963 6,092,598
17,038,944
Communications - 1.1%
spacing
T-Mobile U.S., Inc. 37,388 7,715,388
Consumer, Cyclical - 9.6%
spacing
Costco Wholesale Corp. 4,429 3,926,397
Cummins, Inc. 6,412 2,076,141
Dollar General Corp. 24,633 2,083,213
Hilton Worldwide Holdings, Inc. 36,471 8,406,566
Home Depot, Inc. 23,909 9,687,927
Marriott International, Inc. Class A  7,573 1,882,648
McDonald's Corp. 23,402 7,126,143
NIKE, Inc. Class B  31,189 2,757,108
Ross Stores, Inc. 59,953 9,023,526
Target Corp. 23,154 3,608,782
Tractor Supply Co. 10,905 3,172,592
Walmart, Inc. 120,942 9,766,066
Yum! Brands, Inc. 27,896 3,897,350
67,414,459
Consumer, Non-Cyclical - 23.9%
spacing
AbbVie, Inc. 36,235 7,155,688
Agilent Technologies, Inc. 30,324 4,502,508
AstraZeneca PLC ADR (United Kingdom)  106,194 8,273,575
Automatic Data Processing, Inc. 13,689 3,788,157
Avery Dennison Corp. 24,090 5,318,108
Becton Dickinson & Co. 30,435 7,337,879
Cigna Group 11,099 3,845,138
Coca-Cola Co. 131,366 9,439,961
Colgate-Palmolive Co. 68,829 7,145,139
Constellation Brands, Inc. Class A  6,934 1,786,822
Danaher Corp. 28,961 8,051,737
Elevance Health, Inc. 12,250 6,370,000
Eli Lilly & Co. 14,413 12,769,053
Equifax, Inc. 9,736 2,861,021
GE HealthCare Technologies, Inc. 45,212 4,243,146
Johnson & Johnson 20,740 3,361,124
Kenvue, Inc. 304,433 7,041,535
McKesson Corp. 16,042 7,931,486
Mondelez International, Inc. Class A  79,906 5,886,675
PepsiCo, Inc. 29,369 4,994,198
Philip Morris International, Inc. 43,531 5,284,663
S&P Global, Inc. 7,776 4,017,237
Stryker Corp. 20,566 7,429,673
Thermo Fisher Scientific, Inc. 18,720 11,579,630
UnitedHealth Group, Inc. 22,914 13,397,358
a Shares Value
Zoetis, Inc. 23,048 $ 4,503,118
168,314,629
Energy - 4.5%
spacing
ConocoPhillips 49,459 5,207,044
EOG Resources, Inc. 35,782 4,398,681
EQT Corp. 109,958 4,028,861
Exxon Mobil Corp. 77,550 9,090,411
Schlumberger NV 133,256 5,590,089
Williams Cos., Inc. 66,769 3,048,005
31,363,091
Financial - 18.0%
spacing
American Express Co. 32,662 8,857,934
American Tower Corp. REIT 26,112 6,072,607
Aon PLC Class A  7,902 2,734,013
Bank of America Corp. 218,553 8,672,183
Charles Schwab Corp. 101,693 6,590,723
Chubb Ltd. 50,493 14,561,676
Equity Residential REIT 96,032 7,150,543
Goldman Sachs Group, Inc. 7,842 3,882,653
Hartford Financial Services Group, Inc. 46,344 5,450,518
JPMorgan Chase & Co. 68,854 14,518,554
Marsh & McLennan Cos., Inc. 54,217 12,095,271
Morgan Stanley 65,034 6,779,144
Progressive Corp. 30,384 7,710,244
Rexford Industrial Realty, Inc. REIT 50,992 2,565,407
Visa, Inc. Class A  54,337 14,939,958
Wells Fargo & Co. 70,753 3,996,837
126,578,265
Industrial - 14.5%
spacing
AMETEK, Inc. 6,517 1,119,034
Amphenol Corp. Class A  123,974 8,078,146
Ball Corp. 26,143 1,775,371
CSX Corp. 113,802 3,929,583
Deere & Co. 7,500 3,129,975
GE Vernova, Inc. * 17,598 4,487,138
General Electric Co. 75,052 14,153,306
Honeywell International, Inc. 36,525 7,550,083
Howmet Aerospace, Inc. 85,559 8,577,290
Illinois Tool Works, Inc. 9,447 2,475,775
Northrop Grumman Corp. 12,336 6,514,271
Old Dominion Freight Line, Inc. 23,610 4,689,890
Otis Worldwide Corp. 31,383 3,261,949
Rockwell Automation, Inc. 12,602 3,383,133
Schneider Electric SE 19,633 5,175,409
Stanley Black & Decker, Inc. 27,312 3,007,871
Toro Co. 18,549 1,608,755
Trane Technologies PLC 12,976 5,044,160
Union Pacific Corp. 27,260 6,719,045
Waste Connections, Inc. 40,430 7,229,693
101,909,877
Technology - 20.6%
spacing
Accenture PLC Class A (Ireland)  26,700 9,437,916
Analog Devices, Inc. 30,302 6,974,611
Apple, Inc. 150,337 35,028,521
Applied Materials, Inc. 34,792 7,029,724
Broadridge Financial Solutions, Inc. 33,059 7,108,677
KLA Corp. 13,007 10,072,751
Microchip Technology, Inc. 49,450 3,970,340
Microsoft Corp. 97,988 42,164,236

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
QUALCOMM, Inc. 20,342 $ 3,459,157
Roper Technologies, Inc. 17,440 9,704,314
TE Connectivity PLC (Ireland)  39,537 5,969,692
Texas Instruments, Inc. 20,991 4,336,111
145,256,050
Utilities - 2.8%
spacing
Ameren Corp. 70,197 6,139,430
Atmos Energy Corp. 30,834 4,276,984
CMS Energy Corp. 70,985 5,013,671
NextEra Energy, Inc. 54,080 4,571,382
20,001,467
Total Common Stocks
    (Cost $469,306,182) 685,592,170
Principal
Amount
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$17,210,699; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $17,552,931) $ 17,208,572 17,208,572
a
Total Short-Term Investments
(Cost $17,208,572) 17,208,572
TOTAL INVESTMENTS - 99.9%
(Cost $487,414,210) 703,581,422
OTHER ASSETS & LIABILITIES, NET - 0.1% 507,571
NET ASSETS - 100.0% $ 704,088,993
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 780,680 $ – $ 780,680 $ –
Common Stocks
Basic Materials 17,038,944 17,038,944 – –
Communications 7,715,388 7,715,388 – –
Consumer, Cyclical 67,414,459 67,414,459 – –
Consumer, Non-Cyclical 168,314,629 168,314,629 – –
Energy 31,363,091 31,363,091 – –
Financial 126,578,265 126,578,265 – –
Industrial 101,909,877 96,734,468 5,175,409 –
Technology 145,256,050 145,256,050 – –
Utilities 20,001,467 20,001,467 – –
Total Common Stocks 685,592,170 680,416,761 5,175,409 –
Short-Term Investments 17,208,572 – 17,208,572 –
Total $ 703,581,422 $ 680,416,761 $ 23,164,661 $ –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 1.8%
spacing
Air Products & Chemicals, Inc. 24,703 $ 7,355,071
Albemarle Corp. 13,583 1,286,446
Celanese Corp. 10,995 1,494,880
CF Industries Holdings, Inc. 19,321 1,657,742
Dow, Inc. 79,905 4,365,210
DuPont de Nemours, Inc. 46,428 4,137,199
Eastman Chemical Co. 12,689 1,420,534
Ecolab, Inc. 28,686 7,324,396
FMC Corp. 14,448 952,701
Freeport-McMoRan, Inc. 161,705 8,072,314
International Flavors & Fragrances, Inc. 29,169 3,060,703
International Paper Co. 38,497 1,880,578
Linde PLC 54,225 25,857,734
LyondellBasell Industries NV Class A  28,992 2,780,333
Mosaic Co. 38,002 1,017,694
Newmont Corp. 130,132 6,955,555
Nucor Corp. 26,676 4,010,470
PPG Industries, Inc. 26,246 3,476,545
Sherwin-Williams Co. 26,122 9,969,984
Steel Dynamics, Inc. 16,302 2,055,356
99,131,445
Communications - 14.3%
spacing
Airbnb, Inc. Class A * 49,234 6,243,364
Alphabet, Inc. Class A  657,720 109,082,862
Alphabet, Inc. Class C  539,187 90,146,674
Amazon.com, Inc. * 1,048,609 195,387,315
Arista Networks, Inc. * 28,484 10,932,729
AT&T, Inc. 809,207 17,802,554
Booking Holdings, Inc. 3,763 15,850,208
CDW Corp. 15,320 3,466,916
Charter Communications, Inc. Class A * 10,940 3,545,435
Cisco Systems, Inc. 452,267 24,069,650
Comcast Corp. Class A  433,659 18,113,936
Corning, Inc. 87,934 3,970,220
eBay, Inc. 54,648 3,558,131
Expedia Group, Inc. * 13,689 2,026,246
F5, Inc. * 6,261 1,378,672
FactSet Research Systems, Inc. 4,454 2,048,172
Fox Corp. Class A  26,040 1,102,273
Fox Corp. Class B  14,368 557,478
Gen Digital, Inc. 59,963 1,644,785
GoDaddy, Inc. Class A * 15,919 2,495,781
Interpublic Group of Cos., Inc. 41,460 1,311,380
Juniper Networks, Inc. 36,259 1,413,376
Match Group, Inc. * 30,383 1,149,693
Meta Platforms, Inc. Class A  245,253 140,392,627
Motorola Solutions, Inc. 18,848 8,474,626
Netflix, Inc. * 48,177 34,170,501
News Corp. Class A  44,294 1,179,549
News Corp. Class B  11,270 314,996
Omnicom Group, Inc. 22,838 2,361,221
Palo Alto Networks, Inc. * 36,446 12,457,243
Paramount Global Class B  56,064 595,400
T-Mobile U.S., Inc. 55,012 11,352,276
Uber Technologies, Inc. * 235,699 17,715,137
VeriSign, Inc. * 9,354 1,776,886
Verizon Communications, Inc. 471,193 21,161,278
Walt Disney Co. 203,590 19,583,322
a Shares Value
Warner Bros Discovery, Inc. * 249,694 $ 2,059,975
790,892,887
Consumer, Cyclical - 8.3%
spacing
Aptiv PLC * 29,015 2,089,370
AutoZone, Inc. * 1,935 6,095,327
Best Buy Co., Inc. 22,158 2,288,921
BorgWarner, Inc. 27,071 982,407
Caesars Entertainment, Inc. * 25,691 1,072,342
CarMax, Inc. * 17,570 1,359,567
Carnival Corp. * 111,201 2,054,994
Chipotle Mexican Grill, Inc. * 153,850 8,864,837
Copart, Inc. * 98,954 5,185,190
Costco Wholesale Corp. 49,768 44,120,327
Cummins, Inc. 15,247 4,936,826
Darden Restaurants, Inc. 13,788 2,263,024
Deckers Outdoor Corp. * 17,406 2,775,387
Delta Air Lines, Inc. 72,066 3,660,232
Dollar General Corp. 24,746 2,092,769
Dollar Tree, Inc. * 22,989 1,616,586
Domino's Pizza, Inc. 3,903 1,678,836
DR Horton, Inc. 32,941 6,284,155
Fastenal Co. 63,873 4,561,810
Ford Motor Co. 442,311 4,670,804
General Motors Co. 126,169 5,657,418
Genuine Parts Co. 15,225 2,126,628
Hasbro, Inc. 15,081 1,090,658
Hilton Worldwide Holdings, Inc. 27,387 6,312,704
Home Depot, Inc. 111,317 45,105,648
Las Vegas Sands Corp. 41,742 2,101,292
Lennar Corp. Class A  27,420 5,140,702
Live Nation Entertainment, Inc. * 16,213 1,775,161
LKQ Corp. 29,051 1,159,716
Lowe's Cos., Inc. 63,969 17,326,004
Lululemon Athletica, Inc. * 12,811 3,476,265
Marriott International, Inc. Class A  26,231 6,521,027
McDonald's Corp. 80,528 24,521,581
MGM Resorts International * 25,758 1,006,880
NIKE, Inc. Class B  134,874 11,922,862
Norwegian Cruise Line Holdings Ltd. * 48,659 997,996
NVR, Inc. * 339 3,326,200
O'Reilly Automotive, Inc. * 6,511 7,498,068
PACCAR, Inc. 59,253 5,847,086
Pool Corp. 4,427 1,668,094
PulteGroup, Inc. 23,642 3,393,336
Ralph Lauren Corp. 4,766 923,984
Ross Stores, Inc. 38,022 5,722,691
Royal Caribbean Cruises Ltd. 26,667 4,729,659
Southwest Airlines Co. 67,815 2,009,358
Starbucks Corp. 126,781 12,359,880
Tapestry, Inc. 24,193 1,136,587
Target Corp. 52,252 8,143,997
Tesla, Inc. * 311,471 81,490,158
TJX Cos., Inc. 126,805 14,904,660
Tractor Supply Co. 11,932 3,471,377
Ulta Beauty, Inc. * 5,204 2,024,980
United Airlines Holdings, Inc. * 38,529 2,198,465
Walgreens Boots Alliance, Inc. 81,786 732,803
Walmart, Inc. 487,594 39,373,216
WW Grainger, Inc. 4,872 5,061,082
Wynn Resorts Ltd. 10,715 1,027,354
Yum! Brands, Inc. 31,925 4,460,242
456,399,530

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Consumer, Non-Cyclical - 17.2%
spacing
Abbott Laboratories 194,874 $ 22,217,585
AbbVie, Inc. 198,286 39,157,519
Agilent Technologies, Inc. 32,584 4,838,072
Align Technology, Inc. * 8,087 2,056,686
Altria Group, Inc. 192,343 9,817,187
Amgen, Inc. 60,155 19,382,543
Archer-Daniels-Midland Co. 53,195 3,177,869
Automatic Data Processing, Inc. 45,685 12,642,410
Avery Dennison Corp. 9,367 2,067,859
Baxter International, Inc. 57,089 2,167,669
Becton Dickinson & Co. 32,308 7,789,459
Bio-Techne Corp. 17,632 1,409,326
Biogen, Inc. * 16,379 3,174,905
Boston Scientific Corp. * 165,597 13,877,029
Bristol-Myers Squibb Co. 229,063 11,851,720
Brown-Forman Corp. Class B  20,644 1,015,685
Bunge Global SA 15,333 1,481,781
Campbell Soup Co. 22,767 1,113,762
Cardinal Health, Inc. 27,719 3,063,504
Catalent, Inc. * 21,035 1,274,090
Cencora, Inc. 18,691 4,206,970
Centene Corp. * 58,861 4,431,056
Charles River Laboratories International,
Inc. * 5,633 1,109,532
Church & Dwight Co., Inc. 27,868 2,918,337
Cigna Group 31,382 10,871,980
Cintas Corp. 38,233 7,871,410
Clorox Co. 14,269 2,324,563
Coca-Cola Co. 435,113 31,267,220
Colgate-Palmolive Co. 91,643 9,513,460
Conagra Brands, Inc. 54,974 1,787,755
Constellation Brands, Inc. Class A  17,589 4,532,509
Cooper Cos., Inc. * 22,268 2,457,051
Corpay, Inc. * 7,759 2,426,705
Corteva, Inc. 78,140 4,593,851
CVS Health Corp. 140,579 8,839,608
Danaher Corp. 72,156 20,060,811
DaVita, Inc. * 5,590 916,369
Dexcom, Inc. * 45,530 3,052,331
Edwards Lifesciences Corp. * 68,506 4,520,711
Elevance Health, Inc. 26,027 13,534,040
Eli Lilly & Co. 88,555 78,454,417
Equifax, Inc. 14,004 4,115,215
Estee Lauder Cos., Inc. Class A  26,101 2,602,009
GE HealthCare Technologies, Inc. 51,473 4,830,741
General Mills, Inc. 62,856 4,641,916
Gilead Sciences, Inc. 140,941 11,816,493
Global Payments, Inc. 29,179 2,988,513
HCA Healthcare, Inc. 20,859 8,477,723
Henry Schein, Inc. * 14,141 1,030,879
Hershey Co. 16,549 3,173,767
Hologic, Inc. * 25,625 2,087,413
Hormel Foods Corp. 32,734 1,037,668
Humana, Inc. 13,494 4,274,090
IDEXX Laboratories, Inc. * 9,169 4,632,362
Incyte Corp. * 17,804 1,176,844
Insulet Corp. * 7,813 1,818,476
Intuitive Surgical, Inc. * 39,705 19,505,875
IQVIA Holdings, Inc. * 19,441 4,606,934
J.M. Smucker Co. 11,318 1,370,610
Johnson & Johnson 270,233 43,793,960
Kellanova 30,426 2,455,682
a Shares Value
Kenvue, Inc. 217,060 $ 5,020,598
Keurig Dr. Pepper, Inc. 117,942 4,420,466
Kimberly-Clark Corp. 37,996 5,406,071
Kraft Heinz Co. 88,413 3,104,180
Kroger Co. 75,247 4,311,653
Labcorp Holdings, Inc. 9,512 2,125,742
Lamb Weston Holdings, Inc. 16,937 1,096,501
MarketAxess Holdings, Inc. 4,303 1,102,429
McCormick & Co., Inc. 28,263 2,326,045
McKesson Corp. 14,443 7,140,908
Medtronic PLC 143,982 12,962,699
Merck & Co., Inc. 284,346 32,290,332
Moderna, Inc. * 36,760 2,456,671
Molina Healthcare, Inc. * 6,482 2,233,438
Molson Coors Beverage Co. Class B  20,130 1,157,878
Mondelez International, Inc. Class A  149,954 11,047,111
Monster Beverage Corp. * 79,428 4,143,759
Moody's Corp. 17,494 8,302,477
PayPal Holdings, Inc. * 114,765 8,955,113
PepsiCo, Inc. 154,170 26,216,609
Pfizer, Inc. 635,107 18,379,997
Philip Morris International, Inc. 175,355 21,288,097
Procter & Gamble Co. 264,261 45,770,005
Quanta Services, Inc. 16,274 4,852,093
Quest Diagnostics, Inc. 12,931 2,007,538
Regeneron Pharmaceuticals, Inc. * 11,875 12,483,475
ResMed, Inc. 16,602 4,052,880
Revvity, Inc. 13,889 1,774,320
Rollins, Inc. 31,734 1,605,106
S&P Global, Inc. 35,844 18,517,727
Solventum Corp. * 15,577 1,086,028
STERIS PLC 11,184 2,712,567
Stryker Corp. 38,109 13,767,257
Sysco Corp. 55,436 4,327,334
Teleflex, Inc. 5,288 1,307,828
Thermo Fisher Scientific, Inc. 42,795 26,471,703
Tyson Foods, Inc. Class A  32,118 1,912,948
United Rentals, Inc. 7,514 6,084,311
UnitedHealth Group, Inc. 103,820 60,701,478
Universal Health Services, Inc. Class B  6,516 1,492,229
Verisk Analytics, Inc. 15,963 4,277,445
Vertex Pharmaceuticals, Inc. * 28,943 13,460,810
Viatris, Inc. 136,711 1,587,215
Waters Corp. * 6,649 2,392,909
West Pharmaceutical Services, Inc. 8,209 2,464,013
Zimmer Biomet Holdings, Inc. 22,297 2,406,961
Zoetis, Inc. 50,859 9,936,831
946,646,301
Energy - 3.4%
spacing
APA Corp. 41,381 1,012,179
Baker Hughes Co. 113,343 4,097,349
Chevron Corp. 190,939 28,119,587
ConocoPhillips 130,360 13,724,301
Coterra Energy, Inc. 85,334 2,043,749
Devon Energy Corp. 69,852 2,732,610
Diamondback Energy, Inc. 20,381 3,513,684
Enphase Energy, Inc. * 15,774 1,782,778
EOG Resources, Inc. 64,357 7,911,406
EQT Corp. 68,498 2,509,767
Exxon Mobil Corp. 498,743 58,462,654
First Solar, Inc. * 12,074 3,011,739
Halliburton Co. 101,139 2,938,088
Hess Corp. 31,224 4,240,219

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Kinder Morgan, Inc. 214,034 $ 4,728,011
Marathon Oil Corp. 63,942 1,702,775
Marathon Petroleum Corp. 37,571 6,120,692
Occidental Petroleum Corp. 74,956 3,863,232
ONEOK, Inc. 65,910 6,006,378
Phillips 66 46,635 6,130,171
Schlumberger NV 157,506 6,607,377
Targa Resources Corp. 24,197 3,581,398
Valero Energy Corp. 35,753 4,827,728
Williams Cos., Inc. 137,238 6,264,915
185,932,787
Financial - 13.9%
spacing
Aflac, Inc. 56,440 6,309,992
Alexandria Real Estate Equities, Inc. REIT 18,195 2,160,656
Allstate Corp. 29,916 5,673,569
American Express Co. 63,046 17,098,075
American International Group, Inc. 72,289 5,293,723
American Tower Corp. REIT 52,505 12,210,563
Ameriprise Financial, Inc. 11,209 5,266,100
Aon PLC Class A  24,559 8,497,168
Arch Capital Group Ltd. * 41,588 4,652,865
Arthur J Gallagher & Co. 24,500 6,893,565
Assurant, Inc. 5,817 1,156,769
AvalonBay Communities, Inc. REIT 16,004 3,604,901
Bank of America Corp. 757,835 30,070,893
Bank of New York Mellon Corp. 83,451 5,996,789
Berkshire Hathaway, Inc. Class B * 205,633 94,644,645
BlackRock, Inc. 15,680 14,888,317
Blackstone, Inc. 80,028 12,254,688
Brown & Brown, Inc. 26,420 2,737,112
BXP, Inc. REIT 15,602 1,255,337
Camden Property Trust REIT 12,249 1,513,119
Capital One Financial Corp. 43,017 6,440,935
Cboe Global Markets, Inc. 11,891 2,436,109
CBRE Group, Inc. Class A * 33,730 4,198,710
Charles Schwab Corp. 167,424 10,850,749
Chubb Ltd. 42,171 12,161,695
Cincinnati Financial Corp. 17,742 2,415,041
Citigroup, Inc. 214,825 13,448,045
Citizens Financial Group, Inc. 50,105 2,057,812
CME Group, Inc. 40,275 8,886,679
CoStar Group, Inc. * 45,420 3,426,485
Crown Castle, Inc. REIT 49,114 5,826,394
Digital Realty Trust, Inc. REIT 34,549 5,591,065
Discover Financial Services 27,709 3,887,296
Equinix, Inc. REIT 10,705 9,502,079
Equity Residential REIT 39,346 2,929,703
Erie Indemnity Co. Class A  2,800 1,511,496
Essex Property Trust, Inc. REIT 7,361 2,174,587
Everest Group Ltd. 4,906 1,922,318
Extra Space Storage, Inc. REIT 24,092 4,341,137
Federal Realty Investment Trust REIT 8,328 957,470
Fifth Third Bancorp 77,136 3,304,506
Franklin Resources, Inc. 31,577 636,277
Globe Life, Inc. 9,348 990,047
Goldman Sachs Group, Inc. 35,451 17,552,145
Hartford Financial Services Group, Inc. 33,403 3,928,527
Healthpeak Properties, Inc. REIT 79,594 1,820,315
Host Hotels & Resorts, Inc. REIT 83,118 1,462,877
Huntington Bancshares, Inc. 158,351 2,327,760
Intercontinental Exchange, Inc. 64,727 10,397,745
Invesco Ltd. 50,174 881,055
Invitation Homes, Inc. REIT 63,897 2,253,008
a Shares Value
Iron Mountain, Inc. REIT 33,543 $ 3,985,915
JPMorgan Chase & Co. 319,393 67,347,208
KeyCorp 103,882 1,740,024
Kimco Realty Corp. REIT 75,280 1,748,002
KKR & Co., Inc. 75,174 9,816,221
Loews Corp. 20,669 1,633,884
M&T Bank Corp. 18,819 3,352,040
Marsh & McLennan Cos., Inc. 55,152 12,303,860
Mastercard, Inc. Class A  92,609 45,730,324
MetLife, Inc. 65,421 5,395,924
Mid-America Apartment Communities, Inc.
REIT 12,943 2,056,643
Morgan Stanley 139,846 14,577,547
Nasdaq, Inc. 47,101 3,438,844
Northern Trust Corp. 21,845 1,966,705
PNC Financial Services Group, Inc. 44,919 8,303,277
Principal Financial Group, Inc. 23,254 1,997,519
Progressive Corp. 65,797 16,696,647
Prologis, Inc. REIT 103,541 13,075,157
Prudential Financial, Inc. 40,082 4,853,930
Public Storage REIT 17,803 6,477,978
Raymond James Financial, Inc. 20,722 2,537,616
Realty Income Corp. REIT 98,224 6,229,366
Regency Centers Corp. REIT 19,260 1,391,150
Regions Financial Corp. 101,390 2,365,429
SBA Communications Corp. REIT 11,822 2,845,555
Simon Property Group, Inc. REIT 34,404 5,814,964
State Street Corp. 34,241 3,029,301
Synchrony Financial 46,230 2,305,952
T. Rowe Price Group, Inc. 25,299 2,755,820
Travelers Cos., Inc. 25,593 5,991,833
Truist Financial Corp. 150,486 6,436,286
U.S. Bancorp 175,889 8,043,404
UDR, Inc. REIT 33,910 1,537,479
Ventas, Inc. REIT 46,222 2,964,217
VICI Properties, Inc. REIT 115,942 3,862,028
Visa, Inc. Class A  187,521 51,558,899
W.R. Berkley Corp. 32,801 1,860,801
Wells Fargo & Co. 382,101 21,584,886
Welltower, Inc. REIT 64,963 8,317,213
Weyerhaeuser Co. REIT 81,743 2,767,818
Willis Towers Watson PLC 11,407 3,359,704
766,756,283
Industrial - 7.3%
spacing
3M Co. 62,310 8,517,777
A.O. Smith Corp. 13,009 1,168,598
Allegion PLC 10,056 1,465,561
Amcor PLC 162,973 1,846,484
AMETEK, Inc. 25,699 4,412,775
Amphenol Corp. Class A  134,466 8,761,805
Axon Enterprise, Inc. * 8,170 3,264,732
Ball Corp. 33,405 2,268,534
Boeing Co. * 64,830 9,856,753
Builders FirstSource, Inc. * 13,051 2,530,067
Carrier Global Corp. 93,602 7,534,025
Caterpillar, Inc. 54,434 21,290,226
CH Robinson Worldwide, Inc. 13,856 1,529,287
CSX Corp. 217,639 7,515,075
Deere & Co. 28,770 12,006,584
Dover Corp. 15,400 2,952,796
Eaton Corp. PLC 44,671 14,805,756
Emerson Electric Co. 63,624 6,958,557
Expeditors International of Washington, Inc. 15,931 2,093,333

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
FedEx Corp. 25,352 $ 6,938,335
Fortive Corp. 39,097 3,085,926
Garmin Ltd. 17,009 2,994,094
GE Vernova, Inc. * 30,803 7,854,149
Generac Holdings, Inc. * 7,119 1,131,067
General Dynamics Corp. 28,949 8,748,388
General Electric Co. 121,723 22,954,523
Honeywell International, Inc. 72,913 15,071,846
Howmet Aerospace, Inc. 44,215 4,432,554
Hubbell, Inc. 6,061 2,596,229
Huntington Ingalls Industries, Inc. 4,604 1,217,206
IDEX Corp. 8,297 1,779,706
Illinois Tool Works, Inc. 30,408 7,969,025
Ingersoll Rand, Inc. 45,835 4,499,164
Jabil, Inc. 12,888 1,544,369
Jacobs Solutions, Inc. 14,621 1,913,889
JB Hunt Transport Services, Inc. 9,458 1,629,897
Johnson Controls International PLC 75,440 5,854,898
Keysight Technologies, Inc. * 19,168 3,046,370
L3Harris Technologies, Inc. 21,529 5,121,103
Lockheed Martin Corp. 23,814 13,920,712
Martin Marietta Materials, Inc. 6,794 3,656,871
Masco Corp. 24,488 2,055,523
Mettler-Toledo International, Inc. * 2,390 3,584,283
Mohawk Industries, Inc. * 5,906 948,976
Nordson Corp. 5,993 1,573,942
Norfolk Southern Corp. 25,572 6,354,642
Northrop Grumman Corp. 15,578 8,226,274
Old Dominion Freight Line, Inc. 20,248 4,022,063
Otis Worldwide Corp. 44,906 4,667,530
Packaging Corp. of America 9,740 2,097,996
Parker-Hannifin Corp. 14,499 9,160,758
Pentair PLC 18,808 1,839,234
Republic Services, Inc. 22,937 4,606,667
Rockwell Automation, Inc. 12,844 3,448,100
RTX Corp. 150,033 18,177,998
Smurfit WestRock PLC 56,965 2,815,210
Snap-on, Inc. 5,776 1,673,365
Stanley Black & Decker, Inc. 16,912 1,862,519
Teledyne Technologies, Inc. * 5,053 2,211,496
Textron, Inc. 21,135 1,872,138
Trane Technologies PLC 25,589 9,947,212
TransDigm Group, Inc. 6,352 9,065,130
Trimble, Inc. * 28,669 1,780,058
Union Pacific Corp. 68,329 16,841,732
United Parcel Service, Inc. Class B  82,578 11,258,685
Veralto Corp. 24,731 2,766,410
Vulcan Materials Co. 14,555 3,645,009
Waste Management, Inc. 40,872 8,485,027
Westinghouse Air Brake Technologies Corp. 20,015 3,638,127
Xylem, Inc. 27,131 3,663,499
401,028,649
Technology - 30.5%
spacing
Accenture PLC Class A (Ireland)  70,317 24,855,653
Adobe, Inc. * 49,775 25,772,499
Advanced Micro Devices, Inc. * 181,257 29,740,649
Akamai Technologies, Inc. * 17,441 1,760,669
Amentum Holdings, Inc. * 14,621 471,527
Analog Devices, Inc. 55,956 12,879,393
ANSYS, Inc. * 9,838 3,134,682
Apple, Inc. 1,706,786 397,681,138
Applied Materials, Inc. 92,947 18,779,941
Autodesk, Inc. * 24,391 6,719,233
a Shares Value
Broadcom, Inc. 522,548 $ 90,139,530
Broadridge Financial Solutions, Inc. 13,133 2,823,989
Cadence Design Systems, Inc. * 30,632 8,302,191
Cognizant Technology Solutions Corp.
Class A  54,732 4,224,216
Crowdstrike Holdings, Inc. Class A * 26,054 7,307,365
Dayforce, Inc. * 17,149 1,050,376
Dell Technologies, Inc. Class C  32,294 3,828,131
Electronic Arts, Inc. 26,818 3,846,774
EPAM Systems, Inc. * 6,682 1,329,918
Fair Isaac Corp. * 2,763 5,369,946
Fidelity National Information Services, Inc. 60,942 5,103,892
Fiserv, Inc. * 64,630 11,610,780
Fortinet, Inc. * 71,203 5,521,793
Gartner, Inc. * 8,767 4,442,765
Hewlett Packard Enterprise Co. 147,770 3,023,374
HP, Inc. 109,851 3,940,355
Intel Corp. 477,920 11,212,003
International Business Machines Corp. 103,619 22,908,089
Intuit, Inc. 31,333 19,457,793
Jack Henry & Associates, Inc. 8,352 1,474,462
KLA Corp. 15,038 11,645,578
Lam Research Corp. 14,635 11,943,331
Leidos Holdings, Inc. 15,121 2,464,723
Microchip Technology, Inc. 59,730 4,795,722
Micron Technology, Inc. 124,782 12,941,141
Microsoft Corp. 834,419 359,050,496
Monolithic Power Systems, Inc. 5,429 5,019,110
MSCI, Inc. 8,911 5,194,489
NetApp, Inc. 23,533 2,906,561
NVIDIA Corp. 2,761,549 335,362,511
NXP Semiconductors NV (China)  28,505 6,841,485
ON Semiconductor Corp. * 48,646 3,532,186
Oracle Corp. 179,820 30,641,328
Palantir Technologies, Inc. Class A * 226,063 8,409,544
Paychex, Inc. 36,286 4,869,218
Paycom Software, Inc. 5,716 952,114
PTC, Inc. * 13,514 2,441,439
Qorvo, Inc. * 10,835 1,119,255
QUALCOMM, Inc. 125,055 21,265,603
Roper Technologies, Inc. 11,984 6,668,377
Salesforce, Inc. 108,778 29,773,626
Seagate Technology Holdings PLC 21,636 2,369,791
ServiceNow, Inc. * 23,136 20,692,607
Skyworks Solutions, Inc. 17,456 1,724,129
Super Micro Computer, Inc. * 5,501 2,290,616
Synopsys, Inc. * 17,104 8,661,295
Take-Two Interactive Software, Inc. * 17,842 2,742,494
TE Connectivity PLC (Ireland)  34,619 5,227,123
Teradyne, Inc. 18,041 2,416,231
Texas Instruments, Inc. 102,703 21,215,359
Tyler Technologies, Inc. * 4,916 2,869,568
Western Digital Corp. * 37,314 2,548,173
Zebra Technologies Corp. Class A * 5,848 2,165,631
1,681,473,980
Utilities - 2.5%
spacing
AES Corp. 84,444 1,693,947
Alliant Energy Corp. 28,136 1,707,574
Ameren Corp. 29,641 2,592,402
American Electric Power Co., Inc. 59,626 6,117,628
American Water Works Co., Inc. 22,291 3,259,836
Atmos Energy Corp. 16,538 2,293,986
CenterPoint Energy, Inc. 71,434 2,101,588

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
CMS Energy Corp. 34,535 $ 2,439,207
Consolidated Edison, Inc. 38,810 4,041,285
Constellation Energy Corp. 35,147 9,138,923
Dominion Energy, Inc. 93,508 5,403,827
DTE Energy Co. 23,337 2,996,704
Duke Energy Corp. 86,255 9,945,202
Edison International 43,214 3,763,507
Entergy Corp. 23,801 3,132,450
Evergy, Inc. 25,703 1,593,843
Eversource Energy 40,278 2,740,918
Exelon Corp. 111,735 4,530,854
FirstEnergy Corp. 58,295 2,585,383
NextEra Energy, Inc. 230,029 19,444,351
NiSource, Inc. 50,804 1,760,359
NRG Energy, Inc. 22,392 2,039,911
PG&E Corp. 244,329 4,830,384
Pinnacle West Capital Corp. 13,040 1,155,214
PPL Corp. 82,607 2,732,640
Public Service Enterprise Group, Inc. 55,682 4,967,391
Sempra 71,296 5,962,484
Southern Co. 122,186 11,018,734
Vistra Corp. 35,878 4,252,978
WEC Energy Group, Inc. 35,918 3,454,593
Xcel Energy, Inc. 63,216 4,128,005
137,826,108
Total Common Stocks
    (Cost $2,431,034,675) 5,466,087,970
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$39,568,983; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $40,355,492) $ 39,564,092 39,564,092
a
Total Short-Term Investments
(Cost $39,564,092) 39,564,092
TOTAL INVESTMENTS - 99.9%
(Cost $2,470,598,767) 5,505,652,062
DERIVATIVES - 0.0% 1,074,589
OTHER ASSETS & LIABILITIES, NET - 0.1% 4,410,819
NET ASSETS - 100.0% $ 5,511,137,470
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/24 147 $ 41,660,149 $ 42,734,738 $ 1,074,589
a

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 5,466,087,970 $ 5,466,087,970 $ – $ –
Short-Term Investments 39,564,092 – 39,564,092 –
Derivatives:
Equity Contracts
Futures 1,074,589 1,074,589 – –
Total $ 5,506,726,651 $ 5,467,162,559 $ 39,564,092 $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.0%
Basic Materials - 1.7%
spacing
Linde PLC 33,068 $ 15,768,807
Communications - 22.1%
spacing
Alphabet, Inc. Class C  217,782 36,410,973
Amazon.com, Inc. * 257,091 47,903,766
Booking Holdings, Inc. 6,995 29,463,779
DoorDash, Inc. Class A * 67,726 9,666,532
MercadoLibre, Inc. * (Brazil)  9,535 19,565,439
Meta Platforms, Inc. Class A  89,345 51,144,652
Shopify, Inc. Class A * (Canada)  98,059 7,858,448
202,013,589
Consumer, Cyclical - 4.3%
spacing
Caesars Entertainment, Inc. * 183,076 7,641,592
Core & Main, Inc. Class A * 462,212 20,522,213
Las Vegas Sands Corp. 219,350 11,042,079
39,205,884
Consumer, Non-Cyclical - 16.1%
spacing
AbbVie, Inc. 91,044 17,979,369
Amgen, Inc. 36,917 11,895,027
Argenx SE ADR * (Netherlands)  26,507 14,368,914
Danaher Corp. 65,940 18,332,639
Eli Lilly & Co. 31,620 28,013,423
Madrigal Pharmaceuticals, Inc. * 29,175 6,191,518
Monster Beverage Corp. * 330,630 17,248,967
REVOLUTION Medicines, Inc. * 103,922 4,712,863
UnitedHealth Group, Inc. 30,288 17,708,788
Vaxcyte, Inc. * 92,483 10,568,032
147,019,540
Financial - 9.9%
spacing
American Tower Corp. REIT 61,524 14,308,022
CoStar Group, Inc. * 93,137 7,026,255
Intercontinental Exchange, Inc. 65,493 10,520,796
Mastercard, Inc. Class A  60,368 29,809,718
Progressive Corp. 59,268 15,039,848
Visa, Inc. Class A  49,514 13,613,874
90,318,513
Industrial - 5.7%
spacing
Deere & Co. 25,088 10,469,975
Howmet Aerospace, Inc. 201,817 20,232,154
Vertiv Holdings Co. Class A  217,894 21,678,274
52,380,403
Technology - 39.2%
spacing
Advanced Micro Devices, Inc. * 116,034 19,038,859
Apple, Inc. 234,336 54,600,288
ASML Holding NV (Netherlands)  24,861 20,715,428
Marvell Technology, Inc. 272,099 19,623,780
Microsoft Corp. 213,341 91,800,632
NVIDIA Corp. 578,837 70,293,965
Oracle Corp. 227,088 38,695,795
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  117,050 20,328,074
a Shares Value
Workday, Inc. Class A * 93,788 $ 22,922,725
358,019,546
Total Common Stocks
    (Cost $622,655,544) 904,726,282
Principal
Amount
SHORT-TERM INVESTMENTS - 1.4%
U.S. Treasury Bills - 1.4%
0.000% due 10/01/24  $ 13,200,000 13,200,000
Total Short-Term Investments
(Cost $13,200,000) 13,200,000
TOTAL INVESTMENTS - 100.4%
(Cost $635,855,544) 917,926,282
OTHER ASSETS & LIABILITIES, NET - (0.4%) (3,368,802)
NET ASSETS - 100.0% $ 914,557,480

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 904,726,282 $ 904,726,282 $ – $ –
Short-Term Investments 13,200,000 – 13,200,000 –
Total $ 917,926,282 $ 904,726,282 $ 13,200,000 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Basic Materials - 1.6%
spacing
Linde PLC 56,567 $ 26,974,540
Communications - 19.4%
spacing
Alphabet, Inc. Class A  535,542 88,819,641
Alphabet, Inc. Class C  28,453 4,757,057
Amazon.com, Inc. * 517,013 96,335,032
Meta Platforms, Inc. Class A  173,455 99,292,580
Netflix, Inc. * 6,162 4,370,522
Shopify, Inc. Class A * (Canada)  32,943 2,640,052
Spotify Technology SA * 62,086 22,880,554
Uber Technologies, Inc. * 256,897 19,308,378
338,403,816
Consumer, Cyclical - 3.6%
spacing
Chipotle Mexican Grill, Inc. * 232,859 13,417,336
Hilton Worldwide Holdings, Inc. 104,788 24,153,634
LVMH Moet Hennessy Louis Vuitton SE
(France)  15,811 12,125,068
O'Reilly Automotive, Inc. * 12,008 13,828,413
63,524,451
Consumer, Non-Cyclical - 16.5%
spacing
Agilent Technologies, Inc. 75,392 11,194,204
Boston Scientific Corp. * 406,779 34,088,080
Colgate-Palmolive Co. 145,988 15,155,014
Danaher Corp. 69,393 19,292,642
Eli Lilly & Co. 45,249 40,087,899
ICON PLC * 7,648 2,197,347
Intuitive Surgical, Inc. * 30,942 15,200,876
Moody's Corp. 32,221 15,291,764
Philip Morris International, Inc. 187,430 22,754,002
Regeneron Pharmaceuticals, Inc. * 15,054 15,825,367
STERIS PLC 24,395 5,916,763
Thermo Fisher Scientific, Inc. 39,359 24,346,297
TransUnion 198,575 20,790,803
Verisk Analytics, Inc. 71,532 19,167,715
Vertex Pharmaceuticals, Inc. * 55,264 25,702,181
287,010,954
Energy - 0.7%
spacing
Cheniere Energy, Inc. 67,666 12,169,053
Financial - 9.8%
spacing
Apollo Global Management, Inc. 21,323 2,663,456
ARES Management Corp. Class A  97,127 15,136,272
Arthur J Gallagher & Co. 46,431 13,064,290
CoStar Group, Inc. * 199,722 15,067,028
Goldman Sachs Group, Inc. 16,172 8,006,919
KKR & Co., Inc. 220,784 28,829,975
Mastercard, Inc. Class A  113,878 56,232,956
Visa, Inc. Class A  111,853 30,753,982
169,754,878
Industrial - 8.4%
spacing
AMETEK, Inc. 68,533 11,767,802
Amphenol Corp. Class A  379,885 24,753,307
Eaton Corp. PLC 105,935 35,111,096
General Electric Co. 106,721 20,125,446
Howmet Aerospace, Inc. 202,957 20,346,439
a Shares Value
Trane Technologies PLC 26,584 $ 10,333,998
Vulcan Materials Co. 94,309 23,617,803
146,055,891
Technology - 38.3%
spacing
Apple, Inc. 417,620 97,305,460
ASML Holding NV (Netherlands)  31,797 26,494,850
Autodesk, Inc. * 12,998 3,580,689
Cadence Design Systems, Inc. * 80,005 21,683,755
Datadog, Inc. Class A * 50,210 5,777,163
Gartner, Inc. * 32,433 16,435,747
Intuit, Inc. 26,769 16,623,549
KLA Corp. 22,458 17,391,700
Lam Research Corp. 10,771 8,789,998
Manhattan Associates, Inc. * 9,393 2,643,002
Marvell Technology, Inc. 32,303 2,329,692
Microsoft Corp. 469,305 201,941,942
MSCI, Inc. 22,146 12,909,568
NVIDIA Corp. 1,119,235 135,919,898
QUALCOMM, Inc. 17,680 3,006,484
Salesforce, Inc. 41,660 11,402,759
ServiceNow, Inc. * 32,678 29,226,876
Synopsys, Inc. * 46,109 23,349,137
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  73,808 12,818,235
Take-Two Interactive Software, Inc. * 72,031 11,071,885
Veeva Systems, Inc. Class A * 29,854 6,265,459
666,967,848
Utilities - 0.6%
spacing
NextEra Energy, Inc. 41,963 3,547,132
Vistra Corp. 55,163 6,539,022
10,086,154
Total Common Stocks
    (Cost $1,064,725,909) 1,720,947,585
Principal
Amount
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government Agency Issues - 1.2%
Federal Home Loan Banks
4.831% due 10/01/24  $ 21,106,000 21,103,280
Total Short-Term Investments
(Cost $21,106,000) 21,103,280
TOTAL INVESTMENTS - 100.1%
(Cost $1,085,831,909) 1,742,050,865
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,041,260)
NET ASSETS - 100.0% $ 1,741,009,605

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 26,974,540 $ 26,974,540 $ – $ –
Communications 338,403,816 338,403,816 – –
Consumer, Cyclical 63,524,451 51,399,383 12,125,068 –
Consumer, Non-Cyclical 287,010,954 287,010,954 – –
Energy 12,169,053 12,169,053 – –
Financial 169,754,878 169,754,878 – –
Industrial 146,055,891 146,055,891 – –
Technology 666,967,848 666,967,848 – –
Utilities 10,086,154 10,086,154 – –
Total Common Stocks 1,720,947,585 1,708,822,517 12,125,068 –
Short-Term Investments 21,103,280 – 21,103,280 –
Total $ 1,742,050,865 $ 1,708,822,517 $ 33,228,348 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.8%
Basic Materials - 1.9%
spacing
Dow, Inc. 31,567 $ 1,724,505
Eastman Chemical Co. 1,043 116,764
Linde PLC 7,385 3,521,611
LyondellBasell Industries NV Class A  9,839 943,560
Nucor Corp. 2,975 447,262
PPG Industries, Inc. ‡ 6,614 876,090
7,629,792
Communications - 13.6%
spacing
Alphabet, Inc. Class A ‡ 48,354 8,019,511
Alphabet, Inc. Class C ‡ 36,513 6,104,608
Amazon.com, Inc. * ‡ 86,405 16,099,844
Booking Holdings, Inc. ‡ 618 2,603,090
Charter Communications, Inc. Class A * ‡ 2,538 822,515
Comcast Corp. Class A ‡ 70,189 2,931,795
DoorDash, Inc. Class A * 1,963 280,179
Expedia Group, Inc. * 6,960 1,030,219
Meta Platforms, Inc. Class A ‡ 20,444 11,702,963
Motorola Solutions, Inc. 1,378 619,590
Netflix, Inc. * ‡ 499 353,926
Sirius XM Holdings, Inc. 10,322 244,115
T-Mobile U.S., Inc. ‡ 6,774 1,397,883
Uber Technologies, Inc. * ‡ 33,717 2,534,170
54,744,408
Consumer, Cyclical - 7.9%
spacing
Aptiv PLC * 7,252 522,216
AutoZone, Inc. * ‡ 926 2,916,937
Best Buy Co., Inc. ‡ 8,835 912,655
Burlington Stores, Inc. * 3,659 964,073
Chipotle Mexican Grill, Inc. * ‡ 34,693 1,999,011
Costco Wholesale Corp. ‡ 2,785 2,468,958
Delta Air Lines, Inc. 14,957 759,666
Hilton Worldwide Holdings, Inc. 5,584 1,287,112
Lennar Corp. Class A  3,303 619,246
LKQ Corp. 3,700 147,704
Lowe's Cos., Inc. ‡ 15,902 4,307,057
Lululemon Athletica, Inc. * 1,780 483,003
McDonald's Corp. ‡ 6,643 2,022,860
O'Reilly Automotive, Inc. * 418 481,369
PACCAR, Inc. 5,657 558,233
Ross Stores, Inc. 10,103 1,520,603
Royal Caribbean Cruises Ltd. 8,644 1,533,100
Target Corp. 3,814 594,450
Tesla, Inc. * ‡ 19,509 5,104,140
Toll Brothers, Inc. 1,681 259,698
Warner Music Group Corp. Class A  14,120 441,956
Yum! Brands, Inc. ‡ 14,630 2,043,957
31,948,004
Consumer, Non-Cyclical - 16.1%
spacing
Abbott Laboratories 5,222 595,360
AbbVie, Inc. ‡ 26,596 5,252,178
Altria Group, Inc. ‡ 11,170 570,117
Baxter International, Inc. 7,241 274,941
Biogen, Inc. * 2,936 569,114
BioMarin Pharmaceutical, Inc. * 1,897 133,340
Block, Inc. * 4,522 303,562
Boston Scientific Corp. * ‡ 24,899 2,086,536
Bristol-Myers Squibb Co. ‡ 45,643 2,361,569
a Shares Value
Church & Dwight Co., Inc. 7,929 $ 830,325
Coca-Cola Co. ‡ 44,170 3,174,056
Corpay, Inc. * 4,921 1,539,092
Danaher Corp. ‡ 8,374 2,328,139
Dexcom, Inc. * 1,563 104,783
Elevance Health, Inc. ‡ 3,196 1,661,920
Eli Lilly & Co. ‡ 5,853 5,185,407
Estee Lauder Cos., Inc. Class A  3,254 324,391
HCA Healthcare, Inc. 1,318 535,675
Humana, Inc. 2,371 750,991
Johnson & Johnson ‡ 14,178 2,297,687
Kenvue, Inc. 40,890 945,786
McKesson Corp. 1,072 530,018
Medtronic PLC 21,545 1,939,696
Merck & Co., Inc. ‡ 12,948 1,470,375
Mondelez International, Inc. Class A ‡ 44,475 3,276,473
Monster Beverage Corp. * 25,029 1,305,763
Neurocrine Biosciences, Inc. * 2,500 288,050
PepsiCo, Inc. ‡ 17,636 2,999,002
Philip Morris International, Inc. ‡ 10,093 1,225,290
Procter & Gamble Co. 7,323 1,268,344
Regeneron Pharmaceuticals, Inc. * ‡ 2,173 2,284,345
Sarepta Therapeutics, Inc. * 1,215 151,741
Stryker Corp. 8,110 2,929,819
Thermo Fisher Scientific, Inc. ‡ 6,325 3,912,455
United Rentals, Inc. 885 716,611
UnitedHealth Group, Inc. ‡ 11,056 6,464,222
Vertex Pharmaceuticals, Inc. * ‡ 5,027 2,337,957
64,925,130
Energy - 3.3%
spacing
Baker Hughes Co. 16,746 605,368
Chevron Corp. ‡ 4,189 616,914
ConocoPhillips ‡ 26,375 2,776,760
Diamondback Energy, Inc. ‡ 7,739 1,334,204
EOG Resources, Inc. ‡ 16,513 2,029,943
EQT Corp. 5,304 194,338
Exxon Mobil Corp. ‡ 48,324 5,664,539
13,222,066
Financial - 14.1%
spacing
Ameriprise Financial, Inc. 1,716 806,194
Aon PLC Class A  4,223 1,461,116
Bank of America Corp. ‡ 115,065 4,565,779
Berkshire Hathaway, Inc. Class B * ‡ 12,660 5,826,892
Charles Schwab Corp. 21,426 1,388,619
Citigroup, Inc. 17,419 1,090,429
CME Group, Inc. 10,652 2,350,364
Digital Realty Trust, Inc. REIT 9,026 1,460,678
Equinix, Inc. REIT 225 199,717
Equity LifeStyle Properties, Inc. REIT 12,262 874,771
Fifth Third Bancorp 41,098 1,760,638
Goldman Sachs Group, Inc. ‡ 4,566 2,260,672
KKR & Co., Inc. 5,405 705,785
Mastercard, Inc. Class A ‡ 13,452 6,642,598
MetLife, Inc. 14,676 1,210,476
Morgan Stanley 5,438 566,857
Principal Financial Group, Inc. 9,446 811,411
Progressive Corp. ‡ 11,837 3,003,757
Prologis, Inc. REIT 17,208 2,173,026
SBA Communications Corp. REIT 5,708 1,373,916
Travelers Cos., Inc. ‡ 7,904 1,850,485
Truist Financial Corp. ‡ 49,076 2,098,981
U.S. Bancorp 30,145 1,378,531

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ventas, Inc. REIT 25,057 $ 1,606,905
Visa, Inc. Class A ‡ 18,302 5,032,135
Wells Fargo & Co. ‡ 57,433 3,244,390
Welltower, Inc. REIT 8,111 1,038,451
56,783,573
Industrial - 7.5%
spacing
AMETEK, Inc. 1,411 242,283
Carrier Global Corp. 24,872 2,001,947
CSX Corp. 47,196 1,629,678
Deere & Co. ‡ 7,062 2,947,184
Eaton Corp. PLC 4,283 1,419,558
FedEx Corp. 4,594 1,257,286
Honeywell International, Inc. ‡ 18,295 3,781,759
Howmet Aerospace, Inc. 22,212 2,226,753
Ingersoll Rand, Inc. 6,961 683,292
Martin Marietta Materials, Inc. 913 491,422
Masco Corp. ‡ 11,824 992,507
Northrop Grumman Corp. 1,431 755,668
Otis Worldwide Corp. ‡ 20,339 2,114,036
Textron, Inc. 13,887 1,230,111
Trane Technologies PLC 9,532 3,705,374
TransDigm Group, Inc. 1,367 1,950,887
Union Pacific Corp. ‡ 2,953 727,855
United Parcel Service, Inc. Class B ‡ 16,450 2,242,793
30,400,393
Technology - 31.9%
spacing
Accenture PLC Class A (Ireland)  5,877 2,077,402
Adobe, Inc. * 1,244 644,118
Advanced Micro Devices, Inc. * ‡ 13,811 2,266,109
Analog Devices, Inc. ‡ 13,721 3,158,163
Apple, Inc. ‡ 124,034 28,899,922
Broadcom, Inc. 24,281 4,188,473
Cadence Design Systems, Inc. * 2,242 607,649
Cognizant Technology Solutions Corp.
Class A  23,734 1,831,790
Fair Isaac Corp. * 204 396,478
Fidelity National Information Services, Inc. 24,095 2,017,956
Hewlett Packard Enterprise Co. 38,273 783,066
Intuit, Inc. ‡ 4,133 2,566,593
Lam Research Corp. 2,011 1,641,137
Leidos Holdings, Inc. ‡ 9,334 1,521,442
Marvell Technology, Inc. 2,773 199,989
Micron Technology, Inc. 23,288 2,415,198
Microsoft Corp. ‡ 68,060 29,286,218
NVIDIA Corp. ‡ 218,643 26,552,006
NXP Semiconductors NV (China)  12,987 3,117,010
Salesforce, Inc. 12,651 3,462,705
Seagate Technology Holdings PLC 18,312 2,005,713
ServiceNow, Inc. * ‡ 4,315 3,859,293
TE Connectivity PLC (Ireland)  2,530 382,005
Texas Instruments, Inc. ‡ 17,466 3,607,952
Western Digital Corp. * 11,784 804,729
128,293,116
Utilities - 2.5%
spacing
CMS Energy Corp. 13,431 948,632
NextEra Energy, Inc. ‡ 36,538 3,088,557
NRG Energy, Inc. 1,888 171,997
PG&E Corp. 97,082 1,919,311
Southern Co. ‡ 39,409 3,553,904
a Shares Value
Vistra Corp. 2,795 $ 331,319
10,013,720
Total Common Stocks
    (Cost $309,267,988) 397,960,202
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $4,314,704; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $4,400,464) $ 4,314,170 4,314,170
a
Total Short-Term Investments
(Cost $4,314,170) 4,314,170
TOTAL INVESTMENTS - 99.9%
(Cost $313,582,158) 402,274,372
DERIVATIVES - 0.1% 453,033
OTHER ASSETS & LIABILITIES, NET - (0.0%) (164,648)
NET ASSETS - 100.0% $ 402,562,757

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
(b) As of September 30, 2024, purchased options outstanding were as follows:
(c) As of September 30, 2024, premiums received, and value of written options outstanding were as follows:
(d) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/24 14 $ 4,043,942 $ 4,069,975 $ 26,033
a
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 5,450.00 12/31/24 CBOE 700 $ 381,500,000 $ 5,180,700 $ 5,239,500
Total Purchased Options $ 5,180,700 $ 5,239,500
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 6,055.00 12/31/24 CBOE 700 $ 423,850,000 $ 3,693,900 ( $ 3,633,000 )
a
Put - S&P 500 Index 4,600.00 12/31/24 CBOE 700 322,000,000 $ 1,173,200 ( $ 1,179,500 )
a
Total Written Options $ 4,867,100 ( $ 4,812,500 )
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 397,960,202 $ 397,960,202 $ – $ –
Short-Term Investments 4,314,170 – 4,314,170 –
Derivatives:
Equity Contracts
Futures 26,033 26,033 – –
Purchased Options 5,239,500 – 5,239,500 –
Total Equity Contracts 5,265,533 26,033 5,239,500 –
Total Assets 407,539,905 397,986,235 9,553,670 –
Liabilities Derivatives:
Equity Contracts
Written Options (4,812,500) – (4,812,500) –
Total Liabilities (4,812,500) – (4,812,500) –
Total $ 402,727,405 $ 397,986,235 $ 4,741,170 $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.7%
Communications - 10.4%
spacing
Alphabet, Inc. Class A  458,974 $ 76,120,838
Amazon.com, Inc. * 623,387 116,155,700
Meta Platforms, Inc. Class A  163,472 93,577,911
285,854,449
Consumer, Cyclical - 8.4%
spacing
AutoZone, Inc. * 9,752 30,719,190
Chipotle Mexican Grill, Inc. * 433,072 24,953,609
Lowe's Cos., Inc. 268,666 72,768,186
Marriott International, Inc. Class A  97,923 24,343,658
McDonald's Corp. 133,100 40,530,281
Tesla, Inc. * 58,918 15,414,716
TJX Cos., Inc. 179,395 21,086,088
229,815,728
Consumer, Non-Cyclical - 14.4%
spacing
AbbVie, Inc. 313,966 62,002,006
Biogen, Inc. * 57,492 11,144,249
Block, Inc. * 206,678 13,874,294
Corpay, Inc. * 47,193 14,760,083
Eli Lilly & Co. 31,241 27,677,652
Medtronic PLC 312,163 28,104,035
Mondelez International, Inc. Class A  451,449 33,258,248
Regeneron Pharmaceuticals, Inc. * 56,173 59,051,304
Stryker Corp. 120,782 43,633,705
UnitedHealth Group, Inc. 125,958 73,645,123
Vertex Pharmaceuticals, Inc. * 63,802 29,673,034
396,823,733
Energy - 4.7%
spacing
Baker Hughes Co. 1,675,676 60,575,687
Exxon Mobil Corp. 590,849 69,259,320
129,835,007
Financial - 12.1%
spacing
American Express Co. 213,095 57,791,364
Ameriprise Financial, Inc. 82,916 38,954,766
Mastercard, Inc. Class A  138,100 68,193,780
Morgan Stanley 203,301 21,192,096
Prologis, Inc. REIT 157,076 19,835,557
Travelers Cos., Inc. 108,611 25,428,008
U.S. Bancorp 684,786 31,315,264
Wells Fargo & Co. 1,266,757 71,559,103
334,269,938
Industrial - 12.8%
spacing
Carrier Global Corp. 332,027 26,724,853
CSX Corp. 1,613,426 55,711,600
Deere & Co. 97,890 40,852,434
Eaton Corp. PLC 180,783 59,918,718
Howmet Aerospace, Inc. 265,525 26,618,881
Northrop Grumman Corp. 102,614 54,187,375
Trane Technologies PLC 99,166 38,548,799
Vulcan Materials Co. 204,489 51,210,180
353,772,840
Technology - 32.8%
spacing
Analog Devices, Inc. 111,521 25,668,788
Apple, Inc. 912,294 212,564,502
a Shares Value
Intuit, Inc. 60,592 $ 37,627,632
Marvell Technology, Inc. 261,211 18,838,537
Micron Technology, Inc. 279,655 29,003,020
Microsoft Corp. 567,329 244,121,669
NVIDIA Corp. 1,629,743 197,915,990
NXP Semiconductors NV (China)  260,194 62,449,162
Oracle Corp. 338,987 57,763,385
Seagate Technology Holdings PLC 177,322 19,422,079
905,374,764
Utilities - 4.1%
spacing
NextEra Energy, Inc. 473,963 40,064,093
PG&E Corp. 2,334,126 46,145,671
Southern Co. 289,857 26,139,304
112,349,068
Total Common Stocks
    (Cost $2,250,649,810) 2,748,095,527
Principal
Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $9,294,031; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $9,478,761) $ 9,292,882 9,292,882
a
Total Short-Term Investments
(Cost $9,292,882) 9,292,882
TOTAL INVESTMENTS - 100.0%
(Cost $2,259,942,692) 2,757,388,409
OTHER ASSETS & LIABILITIES, NET - 0.0% 114,753
NET ASSETS - 100.0% $ 2,757,503,162

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,748,095,527 $ 2,748,095,527 $ – $ –
Short-Term Investments 9,292,882 – 9,292,882 –
Total $ 2,757,388,409 $ 2,748,095,527 $ 9,292,882 $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Gamida Cell Ltd. - Contingent Value Rights
* ± Ω 334,500 $ –
Total Rights
    (Cost $681,406) –
COMMON STOCKS - 98.7%
Basic Materials - 0.5%
spacing
Carpenter Technology Corp. 12,500 1,994,750
Codexis, Inc. * 217,794 670,805
International Paper Co. 150,114 7,333,069
9,998,624
Communications - 17.8%
spacing
Airbnb, Inc. Class A * 164,967 20,919,465
Alphabet, Inc. Class A  476,580 79,040,793
Amazon.com, Inc. * 444,283 82,783,252
MercadoLibre, Inc. * (Brazil)  9,044 18,557,926
Meta Platforms, Inc. Class A  52,225 29,895,679
Trip.com Group Ltd. ADR * (China)  186,160 11,063,489
Uber Technologies, Inc. * 1,034,711 77,768,879
Zillow Group, Inc. Class A * 29,700 1,839,321
Zillow Group, Inc. Class C * 57,800 3,690,530
325,559,334
Consumer, Cyclical - 5.6%
spacing
BYD Co. Ltd. Class H (China)  321,342 11,464,819
Domino's Pizza, Inc. 18,842 8,104,698
Ferguson Enterprises, Inc. 71,132 13,979,692
Floor & Decor Holdings, Inc. Class A * 40,079 4,976,609
Kura Sushi USA, Inc. Class A * 35,622 2,869,708
Live Nation Entertainment, Inc. * 51,671 5,657,458
Lowe's Cos., Inc. 68,504 18,554,308
LVMH Moet Hennessy Louis Vuitton SE
(France)  7,739 5,934,849
Mobileye Global, Inc. Class A * (Israel)  56,700 776,790
Savers Value Village, Inc. * 177,248 1,864,649
Universal Music Group NV (Netherlands)  958,484 25,075,100
Warner Music Group Corp. Class A  93,699 2,932,779
102,191,459
Consumer, Non-Cyclical - 19.5%
spacing
Aclaris Therapeutics, Inc. * 25,112 28,879
Align Technology, Inc. * 47,111 11,981,270
Alnylam Pharmaceuticals, Inc. * 64,201 17,657,201
Arcellx, Inc. * 9,323 778,564
Arrowhead Pharmaceuticals, Inc. * 40,447 783,458
Beam Therapeutics, Inc. * 12,395 303,677
Bio-Techne Corp. 43,584 3,483,669
BioNTech SE ADR * (Germany)  58,419 6,938,425
Blueprint Medicines Corp. * 6,543 605,227
Boston Scientific Corp. * 562,071 47,101,550
Bruker Corp. 171,615 11,851,732
Chugai Pharmaceutical Co. Ltd. (Japan)  100,195 4,856,561
Cytokinetics, Inc. * 35,444 1,871,443
Danaher Corp. 52,031 14,465,659
Eli Lilly & Co. 54,209 48,025,921
Equifax, Inc. 112,478 33,052,785
Exact Sciences Corp. * 319,721 21,779,395
a Shares Value
Galapagos NV ADR * (Belgium)  67,400 $ 1,940,446
Gilead Sciences, Inc. 141,068 11,827,141
Glaukos Corp. * 38,568 5,024,639
HealthEquity, Inc. * 179,720 14,710,082
Hologic, Inc. * 194,806 15,868,897
Hookipa Pharma, Inc. * 10,725 46,117
Immunocore Holdings PLC ADR * (United
Kingdom)  29,457 916,996
Insmed, Inc. * 170,492 12,445,916
Janux Therapeutics, Inc. * 3,600 163,548
Krystal Biotech, Inc. * 5,900 1,073,977
Lantheus Holdings, Inc. * 15,390 1,689,052
Legend Biotech Corp. ADR * 36,083 1,758,325
MaxCyte, Inc. * 177,475 690,378
Moderna, Inc. * 17,420 1,164,179
Monster Beverage Corp. * 203,033 10,592,232
Penumbra, Inc. * 12,025 2,336,578
Puig Brands SA Class B * (Spain)  30,600 703,328
Pulmonx Corp. * 35,400 293,466
RELX PLC ADR (United Kingdom)  184,906 8,775,639
RxSight, Inc. * 9,800 484,414
Sarepta Therapeutics, Inc. * 9,552 1,192,949
Synlogic, Inc. * 6,546 9,754
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  587,887 10,593,724
Toast, Inc. Class A * 301,015 8,521,735
UCB SA (Belgium)  50,586 9,131,625
UL Solutions, Inc. Class A  109,075 5,377,397
Vor BioPharma, Inc. * 76,132 53,292
XOMA Royalty Corp. * 48,952 1,296,249
Zevra Therapeutics, Inc. * 110,100 764,094
355,011,585
Energy - 1.4%
spacing
Canadian Natural Resources Ltd. (Canada)  82,540 2,741,153
Cheniere Energy, Inc. 83,653 15,044,156
Range Resources Corp. 242,248 7,451,548
25,236,857
Financial - 6.2%
spacing
Arthur J Gallagher & Co. 47,059 13,240,991
Baldwin Insurance Group, Inc. * 112,179 5,586,514
Capital One Financial Corp. 69,244 10,367,904
Corebridge Financial, Inc. 133,888 3,904,174
Intercontinental Exchange, Inc. 107,409 17,254,182
Mastercard, Inc. Class A  61,773 30,503,508
Rocket Cos., Inc. Class A * 317,867 6,099,868
Visa, Inc. Class A  96,873 26,635,231
113,592,372
Industrial - 7.0%
spacing
Aspen Aerogels, Inc. * 81,215 2,248,843
Chart Industries, Inc. * 13,536 1,680,359
Chemometec AS (Denmark)  19,504 1,185,386
Deere & Co. 17,800 7,428,474
Eagle Materials, Inc. 3,600 1,035,540
Energy Recovery, Inc. * 44,407 772,238
Flex Ltd. * 309,400 10,343,242
GE Vernova, Inc. * 65,661 16,742,242
General Electric Co. 151,981 28,660,577
Ingersoll Rand, Inc. 185,119 18,171,281
Jabil, Inc. 55,510 6,651,763
Loar Holdings, Inc. * 1,600 119,344

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Martin Marietta Materials, Inc. 14,028 $ 7,550,571
Montrose Environmental Group, Inc. * 14,400 378,720
Simpson Manufacturing Co., Inc. 5,000 956,350
TopBuild Corp. * 16,595 6,751,012
Universal Display Corp. 45,296 9,507,631
Westinghouse Air Brake Technologies Corp. 38,045 6,915,440
127,099,013
Technology - 40.7%
spacing
Allegro MicroSystems, Inc. * (Japan)  283,489 6,605,294
Apple, Inc. 1,000,092 233,021,436
ASML Holding NV (Netherlands)  24,718 20,596,273
Astera Labs, Inc. * 2,900 151,931
BE Semiconductor Industries NV
(Netherlands)  79,772 10,174,161
Duolingo, Inc. * 8,723 2,460,060
Fiserv, Inc. * 21,169 3,803,011
HubSpot, Inc. * 26,442 14,056,567
KBR, Inc. 237,800 15,487,914
Manhattan Associates, Inc. * 42,880 12,065,574
Microsoft Corp. 462,550 199,035,265
MongoDB, Inc. * 84,628 22,879,180
Nice Ltd. ADR * (Israel)  35,881 6,231,453
Nutanix, Inc. Class A * 40,700 2,411,475
NVIDIA Corp. 755,850 91,790,424
ServiceNow, Inc. * 12,097 10,819,436
SiTime Corp. * 69,615 11,939,669
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  423,881 73,615,413
Volue ASA * (Norway)  198,869 787,716
Zeta Global Holdings Corp. Class A * 173,600 5,178,488
743,110,740
Total Common Stocks
    (Cost $1,400,527,164) 1,801,799,984
Principal
Amount
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$25,154,882; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $25,655,001) $ 25,151,773 25,151,773
a
Total Short-Term Investments
(Cost $25,151,773) 25,151,773
TOTAL INVESTMENTS - 100.1%
(Cost $1,426,360,343) 1,826,951,757
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,933,167)
NET ASSETS - 100.0% $ 1,825,018,590

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 9,998,624 $ 9,998,624 $ – $ –
Communications 325,559,334 325,559,334 – –
Consumer, Cyclical 102,191,459 59,716,691 42,474,768 –
Consumer, Non-Cyclical 355,011,585 340,320,071 14,691,514 –
Energy 25,236,857 25,236,857 – –
Financial 113,592,372 113,592,372 – –
Industrial 127,099,013 125,913,627 1,185,386 –
Technology 743,110,740 732,936,579 10,174,161 –
Total Common Stocks 1,801,799,984 1,733,274,155 68,525,829 –
Short-Term Investments 25,151,773 – 25,151,773 –
Total $ 1,826,951,757 $ 1,733,274,155 $ 93,677,602 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.6%
Basic Materials - 5.4%
spacing
Air Products & Chemicals, Inc. 169,245 $ 50,391,006
Sherwin-Williams Co. 80,173 30,599,629
80,990,635
Communications - 7.9%
spacing
Alphabet, Inc. Class A  131,390 21,791,032
Comcast Corp. Class A  653,833 27,310,604
Meta Platforms, Inc. Class A  31,719 18,157,224
Motorola Solutions, Inc. 88,778 39,917,252
Walt Disney Co. 117,352 11,288,089
118,464,201
Consumer, Cyclical - 3.8%
spacing
Home Depot, Inc. 66,756 27,049,531
O'Reilly Automotive, Inc. * 16,300 18,771,080
Starbucks Corp. 114,200 11,133,358
56,953,969
Consumer, Non-Cyclical - 18.4%
spacing
Becton Dickinson & Co. 123,083 29,675,311
CVS Health Corp. 372,224 23,405,445
Elevance Health, Inc. 44,161 22,963,720
Haleon PLC ADR 2,411,045 25,508,856
Johnson & Johnson 181,812 29,464,453
McKesson Corp. 69,386 34,305,826
Merck & Co., Inc. 140,764 15,985,160
PepsiCo, Inc. 107,686 18,312,004
Thermo Fisher Scientific, Inc. 59,557 36,840,174
UnitedHealth Group, Inc. 64,972 37,987,829
274,448,778
Energy - 8.2%
spacing
Chevron Corp. 200,283 29,495,677
ConocoPhillips 512,683 53,975,266
Enterprise Products Partners LP 1,320,378 38,436,204
121,907,147
Financial - 25.3%
spacing
American Express Co. 164,333 44,567,110
American Tower Corp. REIT 93,638 21,776,453
Bank of America Corp. 762,178 30,243,223
Berkshire Hathaway, Inc. Class B * 68,343 31,455,549
Capital One Financial Corp. 150,800 22,579,284
Charles Schwab Corp. 425,063 27,548,333
JPMorgan Chase & Co. 345,121 72,772,214
Marsh & McLennan Cos., Inc. 115,556 25,779,388
Progressive Corp. 96,415 24,466,271
Travelers Cos., Inc. 133,884 31,344,922
U.S. Bancorp 434,158 19,854,045
Visa, Inc. Class A  94,109 25,875,270
378,262,062
Industrial - 13.3%
spacing
Deere & Co. 33,560 14,005,595
Illinois Tool Works, Inc. 58,950 15,449,027
Martin Marietta Materials, Inc. 54,098 29,118,248
Northrop Grumman Corp. 50,789 26,820,147
Otis Worldwide Corp. 181,254 18,839,541
Parker-Hannifin Corp. 40,500 25,588,710
a Shares Value
RTX Corp. 185,529 $ 22,478,694
Veralto Corp. 187,029 20,921,064
XPO, Inc. * 233,920 25,148,739
198,369,765
Technology - 8.6%
spacing
Broadcom, Inc. 143,500 24,753,750
Intel Corp. 1,546,678 36,285,066
Microchip Technology, Inc. 408,782 32,821,107
Microsoft Corp. 33,557 14,439,577
Oracle Corp. 117,396 20,004,278
128,303,778
Utilities - 8.7%
spacing
Edison International 439,648 38,288,944
Sempra 798,112 66,746,107
WEC Energy Group, Inc. 259,227 24,932,453
129,967,504
Total Common Stocks
    (Cost $1,094,783,471) 1,487,667,839
Principal
Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $5,936,760; collateralized by U.S.
Treasury Obligations: 4.500% due
11/15/33 and value $6,054,770) $ 5,936,026 5,936,026
a
Total Short-Term Investments
(Cost $5,936,026) 5,936,026
TOTAL INVESTMENTS - 100.0%
(Cost $1,100,719,497) 1,493,603,865
OTHER ASSETS & LIABILITIES, NET - (0.0%) (184,967)
NET ASSETS - 100.0% $ 1,493,418,898

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,487,667,839 $ 1,487,667,839 $ – $ –
Short-Term Investments 5,936,026 – 5,936,026 –
Total $ 1,493,603,865 $ 1,487,667,839 $ 5,936,026 $ –

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 39.8%
Basic Materials - 0.4%
Glencore Funding LLC (Australia)
5.338% due 04/04/27 ~ $ 569,000 $ 582,950
5.371% due 04/04/29 ~ 465,000 480,930
6.125% due 10/06/28 ~ 1,405,000 1,489,544
2,553,424
Communications - 3.3%
AT&T, Inc.
1.650% due 02/01/28  1,330,000 1,226,370
Charter Communications Operating LLC/
Charter Communications Operating
Capital
2.250% due 01/15/29  66,000 58,786
4.200% due 03/15/28  1,920,000 1,867,113
6.150% due 11/10/26  75,000 77,107
Comcast Corp.
3.150% due 03/01/26  893,000 880,987
3.150% due 02/15/28  943,000 916,001
4.150% due 10/15/28  369,000 369,679
Motorola Solutions, Inc.
5.000% due 04/15/29  861,000 883,632
NTT Finance Corp. (Japan)
4.372% due 07/27/27 ~ 495,000 497,028
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,508,048
5.000% due 02/15/29  1,003,000 1,023,853
Sprint LLC
7.625% due 03/01/26  899,000 929,305
T-Mobile USA, Inc.
1.500% due 02/15/26  211,000 202,980
2.250% due 02/15/26  2,217,000 2,157,200
2.625% due 04/15/26  1,934,000 1,886,260
4.750% due 02/01/28  2,025,000 2,028,556
4.850% due 01/15/29  300,000 306,396
4.950% due 03/15/28  1,196,000 1,223,661
Uber Technologies, Inc.
4.300% due 01/15/30  605,000 603,270
Verizon Communications, Inc.
3.875% due 02/08/29  780,000 769,718
4.125% due 03/16/27  630,000 629,188
20,045,138
Consumer, Cyclical - 2.5%
BMW U.S. Capital LLC (Germany)
4.650% due 08/13/29 ~ 755,000 760,877
Delta Air Lines, Inc.
7.000% due 05/01/25 ~ 1,480,000 1,495,917
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 299,337
5.125% due 06/16/25  618,000 617,903
6.950% due 06/10/26  975,000 1,004,152
7.350% due 11/04/27  1,820,000 1,933,064
General Motors Financial Co., Inc.
2.350% due 02/26/27  515,000 490,334
4.000% due 01/15/25  515,000 513,189
4.000% due 10/06/26  585,000 580,456
4.350% due 04/09/25  295,000 293,912
5.550% due 07/15/29  615,000 634,431
6.050% due 10/10/25  794,000 804,027
Home Depot, Inc.
4.750% due 06/25/29  731,000 753,715
a
Principal
Amount Value
Las Vegas Sands Corp.
2.900% due 06/25/25  $ 223,000 $ 219,258
5.900% due 06/01/27  440,000 451,950
6.000% due 08/15/29  285,000 296,317
Lowe's Cos., Inc.
2.500% due 04/15/26  212,000 207,159
3.650% due 04/05/29  205,000 200,121
4.400% due 09/08/25  1,475,000 1,474,759
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 ~ 220,000 210,155
7.050% due 09/15/28 ~ 295,000 312,674
Toyota Motor Credit Corp.
4.550% due 09/20/27  1,469,000 1,492,997
4.550% due 08/09/29  125,000 127,049
5.050% due 05/16/29  402,000 417,214
15,590,967
Consumer, Non-Cyclical - 3.9%
AbbVie, Inc.
4.800% due 03/15/29  924,000 951,198
Altria Group, Inc.
2.625% due 09/16/26  778,000 754,701
4.800% due 02/14/29  785,000 795,023
6.200% due 11/01/28  1,754,000 1,868,646
Amgen, Inc.
2.200% due 02/21/27  105,000 100,556
2.600% due 08/19/26  250,000 243,202
4.050% due 08/18/29  655,000 650,588
5.150% due 03/02/28  1,101,000 1,134,038
5.507% due 03/02/26  1,120,000 1,120,400
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 376,017
3.557% due 08/15/27  815,000 798,553
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  812,000 780,464
5.931% due 02/02/29  2,091,000 2,209,367
Edwards Lifesciences Corp.
4.300% due 06/15/28  490,000 489,877
Elevance Health, Inc.
3.650% due 12/01/27  1,079,000 1,064,048
5.150% due 06/15/29  612,000 635,196
Global Payments, Inc.
1.200% due 03/01/26  1,472,000 1,407,313
HCA, Inc.
4.125% due 06/15/29  847,000 833,974
4.500% due 02/15/27  1,523,000 1,525,199
5.200% due 06/01/28  922,000 946,439
5.250% due 06/15/26  916,000 923,087
5.625% due 09/01/28  696,000 722,787
Humana, Inc.
1.350% due 02/03/27  343,000 320,621
5.750% due 12/01/28  1,355,000 1,425,882
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  1,050,000 1,065,808
Pfizer, Inc.
3.000% due 12/15/26  325,000 318,885
Philip Morris International, Inc.
5.125% due 11/17/27  290,000 298,668
23,760,537
Energy - 4.0%
BP Capital Markets America, Inc.
3.937% due 09/21/28  920,000 914,771

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.234% due 11/06/28  $ 41,000 $ 41,158
Cheniere Energy Partners LP
4.500% due 10/01/29  1,036,000 1,022,481
Diamondback Energy, Inc.
3.250% due 12/01/26  2,970,000 2,908,179
5.200% due 04/18/27  1,745,000 1,781,351
Enbridge Energy Partners LP
5.875% due 10/15/25  150,000 151,420
Enbridge, Inc. (Canada)
2.500% due 01/15/25  445,000 441,717
2.500% due 02/14/25  1,845,000 1,828,093
5.250% due 04/05/27  181,000 185,358
Energy Transfer LP
4.200% due 04/15/27  183,000 182,440
5.500% due 06/01/27  1,070,000 1,097,559
5.550% due 02/15/28  419,000 433,407
6.100% due 12/01/28  1,209,000 1,286,816
EQT Corp.
3.900% due 10/01/27  686,000 674,624
7.000% due 02/01/30  64,000 69,921
MPLX LP
1.750% due 03/01/26  150,000 144,506
4.000% due 03/15/28  295,000 291,003
4.250% due 12/01/27  445,000 443,510
4.875% due 06/01/25  203,000 202,855
Occidental Petroleum Corp.
5.000% due 08/01/27  680,000 689,892
ONEOK, Inc.
5.550% due 11/01/26  1,385,000 1,416,813
5.650% due 11/01/28  266,000 278,151
Sabine Pass Liquefaction LLC
4.200% due 03/15/28  722,000 718,333
4.500% due 05/15/30  216,000 215,491
5.000% due 03/15/27  2,107,000 2,135,005
5.625% due 03/01/25  624,000 624,609
Targa Resources Corp.
5.200% due 07/01/27  2,936,000 3,004,326
TransCanada PipeLines Ltd. (Canada)
6.203% due 03/09/26  950,000 950,937
Williams Cos., Inc.
4.900% due 03/15/29  297,000 301,872
24,436,598
Financial - 17.9%
American Express Co.
2.550% due 03/04/27  25,000 24,138
5.043% due 07/26/28  390,000 398,544
5.532% due 04/25/30  211,000 221,217
American Tower Corp.
3.375% due 10/15/26  422,000 414,787
3.550% due 07/15/27  1,940,000 1,900,051
3.650% due 03/15/27  2,235,000 2,201,352
Aon North America, Inc.
5.125% due 03/01/27  162,000 165,771
5.150% due 03/01/29  325,000 335,863
Bank of America Corp.
1.319% due 06/19/26  135,000 131,704
1.658% due 03/11/27  1,977,000 1,900,751
3.419% due 12/20/28  955,000 929,242
3.705% due 04/24/28  3,021,000 2,977,635
5.202% due 04/25/29  1,014,000 1,042,859
5.819% due 09/15/29  1,901,000 2,001,121
5.933% due 09/15/27  1,267,000 1,305,120
a
Principal
Amount Value
Barclays PLC (United Kingdom)
5.674% due 03/12/28  $ 200,000 $ 205,508
5.690% due 03/12/30  670,000 697,102
5.829% due 05/09/27  1,735,000 1,768,412
Blue Owl Credit Income Corp.
6.600% due 09/15/29 ~ 230,000 236,043
Capital One Financial Corp.
7.149% due 10/29/27  1,160,000 1,222,918
Charles Schwab Corp.
6.196% due 11/17/29  865,000 924,893
Citigroup, Inc.
1.462% due 06/09/27  571,000 544,173
3.070% due 02/24/28  851,000 827,225
3.200% due 10/21/26  2,878,000 2,819,669
3.520% due 10/27/28  1,500,000 1,464,540
3.668% due 07/24/28  220,000 216,126
4.542% due 09/19/30  235,000 235,327
5.174% due 02/13/30  622,000 639,099
Crown Castle, Inc.
1.050% due 07/15/26  379,000 357,657
3.650% due 09/01/27  314,000 307,855
5.000% due 01/11/28  366,000 372,508
5.600% due 06/01/29  340,000 355,582
Equinix, Inc.
1.000% due 09/15/25  1,737,000 1,677,415
2.000% due 05/15/28  1,275,000 1,176,082
2.900% due 11/18/26  1,745,000 1,699,007
3.200% due 11/18/29  150,000 141,628
GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/29  431,000 438,684
5.375% due 04/15/26  1,062,000 1,067,131
5.750% due 06/01/28  37,000 38,010
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,592,000 1,517,875
2.640% due 02/24/28  3,025,000 2,908,054
3.691% due 06/05/28  532,000 523,644
4.250% due 10/21/25  51,000 50,824
5.049% due 07/23/30  1,322,000 1,356,800
5.727% due 04/25/30  1,022,000 1,074,300
5.798% due 08/10/26  5,000,000 5,045,207
6.484% due 10/24/29  1,792,000 1,930,085
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  1,129,000 1,100,342
JPMorgan Chase & Co.
1.578% due 04/22/27  1,757,000 1,683,709
2.083% due 04/22/26  1,525,000 1,500,958
4.851% due 07/25/28  790,000 803,934
4.979% due 07/22/28  1,944,000 1,982,216
4.995% due 07/22/30  3,711,000 3,816,630
5.012% due 01/23/30  2,383,000 2,444,540
5.040% due 01/23/28  1,985,000 2,018,449
5.571% due 04/22/28  1,104,000 1,138,447
6.070% due 10/22/27  1,599,000 1,657,461
6.087% due 10/23/29  145,000 154,607
Morgan Stanley
1.164% due 10/21/25  726,000 724,538
1.512% due 07/20/27  1,373,000 1,306,086
5.042% due 07/19/30  2,980,000 3,063,047
5.652% due 04/13/28  2,890,000 2,983,921
5.656% due 04/18/30  1,167,000 1,227,853
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 949,228
4.968% due 07/14/28  1,449,000 1,478,717

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.504% due 05/26/28  $ 530,000 $ 546,793
5.882% due 10/30/26  1,135,000 1,176,189
Realty Income Corp.
3.250% due 06/15/29  563,000 537,664
3.950% due 08/15/27  67,000 66,609
4.750% due 02/15/29  301,000 306,758
5.050% due 01/13/26  455,000 455,063
Royal Bank of Canada (Canada)
4.875% due 01/19/27  374,000 381,047
4.950% due 04/25/25  1,482,000 1,484,149
4.950% due 02/01/29  131,000 135,138
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.316% due 07/09/29  520,000 541,368
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  15,000 15,698
Truist Financial Corp.
5.435% due 01/24/30  405,000 419,291
6.047% due 06/08/27  1,246,000 1,278,980
U.S. Bancorp
5.384% due 01/23/30  699,000 726,079
UBS AG (Switzerland)
5.000% due 07/09/27  745,000 761,524
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,000,000 956,870
6.442% due 08/11/28 ~ 1,781,000 1,873,980
UDR, Inc.
3.500% due 07/01/27  275,000 268,483
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,388,457
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 735,000 728,395
4.625% due 06/15/25 ~ 7,418,000 7,378,608
Wells Fargo & Co.
3.526% due 03/24/28  849,000 833,099
3.584% due 05/22/28  645,000 632,590
5.198% due 01/23/30  1,376,000 1,418,885
5.707% due 04/22/28  1,715,000 1,771,179
6.303% due 10/23/29  2,210,000 2,365,101
Welltower OP LLC
4.000% due 06/01/25  1,067,000 1,060,849
109,333,067
Industrial - 3.3%
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 978,000 994,030
Boeing Co.
2.196% due 02/04/26  2,575,000 2,480,663
Canadian Pacific Railway Co. (Canada)
4.000% due 06/01/28  129,000 128,389
General Dynamics Corp.
3.750% due 05/15/28  490,000 486,779
John Deere Capital Corp.
2.800% due 09/08/27  881,000 853,355
4.850% due 06/11/29  310,000 320,314
L3Harris Technologies, Inc.
3.832% due 04/27/25  1,365,000 1,357,862
4.400% due 06/15/28  1,004,000 1,008,659
5.050% due 06/01/29  1,011,000 1,041,863
5.400% due 01/15/27  1,313,000 1,347,883
Lockheed Martin Corp.
4.500% due 02/15/29  821,000 836,394
Norfolk Southern Corp.
2.900% due 06/15/26  1,740,000 1,705,223
a
Principal
Amount Value
3.800% due 08/01/28  $ 30,000 $ 29,724
Northrop Grumman Corp.
3.200% due 02/01/27  395,000 387,227
3.250% due 01/15/28  1,443,000 1,402,554
4.600% due 02/01/29  213,000 216,276
Penske Truck Leasing Co. LP/PTL Finance
Corp.
5.750% due 05/24/26 ~ 28,000 28,521
RTX Corp.
2.650% due 11/01/26  60,000 58,272
3.125% due 05/04/27  1,051,000 1,025,696
3.500% due 03/15/27  680,000 670,316
4.125% due 11/16/28  671,000 669,486
5.750% due 11/08/26  1,225,000 1,263,295
5.750% due 01/15/29  609,000 645,638
Ryder System, Inc.
2.850% due 03/01/27  885,000 855,997
5.300% due 03/15/27  108,000 110,535
19,924,951
Technology - 1.7%
Broadcom, Inc.
3.459% due 09/15/26  220,000 217,145
4.000% due 04/15/29 ~ 1,252,000 1,233,806
4.750% due 04/15/29  98,000 99,584
5.050% due 07/12/27  697,000 712,515
Dell International LLC/EMC Corp.
5.250% due 02/01/28  390,000 402,988
Fidelity National Information Services, Inc.
1.150% due 03/01/26  943,000 901,724
1.650% due 03/01/28  172,000 157,378
Intel Corp.
4.875% due 02/10/28  654,000 661,026
Microchip Technology, Inc.
5.050% due 03/15/29  463,000 475,630
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.700% due 05/01/25  665,000 655,945
4.300% due 06/18/29  167,000 166,216
Oracle Corp.
1.650% due 03/25/26  1,362,000 1,309,819
2.800% due 04/01/27  1,349,000 1,306,425
3.250% due 11/15/27  280,000 272,660
4.200% due 09/27/29  454,000 453,385
QUALCOMM, Inc.
1.300% due 05/20/28  237,000 215,692
VMware LLC
1.400% due 08/15/26  983,000 931,780
1.800% due 08/15/28  150,000 136,502
3.900% due 08/21/27  208,000 205,885
10,516,105
Utilities - 2.8%
AEP Texas, Inc.
5.450% due 05/15/29  1,230,000 1,283,490
DTE Electric Co.
1.900% due 04/01/28  208,000 193,446
Duke Energy Corp.
0.900% due 09/15/25  1,660,000 1,604,156
2.650% due 09/01/26  205,000 199,445
4.300% due 03/15/28  92,000 92,128
4.850% due 01/05/29  1,084,000 1,106,604
5.000% due 12/08/27  220,000 225,510

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Edison International
3.550% due 11/15/24  $ 515,000 $ 513,768
4.700% due 08/15/25  425,000 424,069
4.950% due 04/15/25  150,000 149,910
Eversource Energy
0.800% due 08/15/25  245,000 237,026
2.900% due 03/01/27  1,110,000 1,074,413
5.450% due 03/01/28  515,000 534,079
5.950% due 02/01/29  108,000 114,348
Exelon Corp.
5.150% due 03/15/28  960,000 986,774
5.150% due 03/15/29  589,000 610,516
FirstEnergy Corp.
3.900% due 07/15/27  360,000 356,507
FirstEnergy Transmission LLC
4.550% due 01/15/30 ~ 265,000 267,430
Florida Power & Light Co.
4.450% due 05/15/26  293,000 295,271
5.050% due 04/01/28  398,000 410,880
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  150,000 142,475
1.900% due 06/15/28  163,000 150,348
3.550% due 05/01/27  150,000 147,959
4.625% due 07/15/27  376,000 381,704
5.749% due 09/01/25  667,000 673,940
NiSource, Inc.
5.200% due 07/01/29  74,000 76,659
5.250% due 03/30/28  187,000 192,686
Pacific Gas & Electric Co.
5.908% (SOFR + 0.950%)
due 09/04/25 § 1,445,000 1,445,646
San Diego Gas & Electric Co.
4.950% due 08/15/28  95,000 97,668
Sempra
3.300% due 04/01/25  385,000 381,744
3.400% due 02/01/28  100,000 96,987
Southern California Edison Co.
4.700% due 06/01/27  249,000 252,554
5.650% due 10/01/28  247,000 259,681
Southern Co.
5.500% due 03/15/29  1,340,000 1,406,098
Virginia Electric & Power Co.
2.875% due 07/15/29  180,000 169,455
3.500% due 03/15/27  18,000 17,784
3.750% due 05/15/27  740,000 734,504
WEC Energy Group, Inc.
5.600% due 09/12/26  16,000 16,413
17,324,075
Total Corporate Bonds & Notes
    (Cost $238,391,469) 243,484,862
MORTGAGE-BACKED SECURITIES - 6.5%
Collateralized Mortgage Obligations - Commercial - 3.5%
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 440,224
BFLD Mortgage Trust
6.589% (SOFR + 1.492%)
due 08/15/26 ~ § 440,000 440,441
BMO Mortgage Trust
7.296% due 11/15/56 § 1,000,000 1,094,082
a
Principal
Amount Value
BX Commercial Mortgage Trust
6.141% (SOFR + 1.044%)
due 10/15/37 ~ § $ 666,520 $ 665,069
6.539% (SOFR + 1.442%)
due 02/15/39 ~ § 192,458 192,730
6.788% (SOFR + 1.691%)
due 08/15/39 ~ § 900,000 902,736
7.211% (SOFR + 2.115%)
due 06/15/27 ~ § 396,000 397,785
BX Trust
6.097% (SOFR + 1.000%)
due 01/15/39 ~ § 800,000 795,553
6.111% (SOFR + 1.014%)
due 10/15/36 ~ § 1,000,000 995,000
6.538% (SOFR + 1.442%)
due 04/15/41 ~ § 228,575 228,700
6.588% (SOFR + 1.491%)
due 07/15/29 ~ § 710,000 711,111
6.739% (SOFR + 1.642%)
due 02/15/41 ~ § 859,000 856,182
7.187% (SOFR + 2.090%)
due 03/15/41 ~ § 360,000 361,839
Cali
6.988% (SOFR + 1.891%)
due 07/15/41 ~ § 380,000 380,989
COMM Mortgage Trust
6.924% (SOFR + 1.841%)
due 06/15/41 ~ § 740,000 738,475
CONE Trust
6.738% (SOFR + 1.642%)
due 08/15/41 ~ § 280,000 280,495
CSAIL Commercial Mortgage Trust
3.808% due 11/15/48  2,683,000 2,652,386
ELM Trust
5.994% due 06/10/39 ~ § 2,040,000 2,087,900
GS Mortgage Securities Corp. Trust
5.372% due 08/10/29 ~ § 180,000 181,325
6.161% (SOFR + 1.064%)
due 10/15/36 ~ § 500,000 496,084
JP Morgan Chase Commercial Mortgage
Securities Trust
2.949% due 09/06/38 ~ § 595,000 573,449
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,024,231
3.587% due 12/15/50  656,000 637,958
MTN Commercial Mortgage Trust
6.497% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 472,192
OPEN Trust
8.186% (SOFR + 3.089%)
due 10/15/28 ~ § 363,404 367,726
SREIT Trust
6.033% (SOFR + 0.936%)
due 11/15/36 ~ § 800,000 795,497
Taubman Centers Commercial Mortgage
Trust
7.283% (SOFR + 2.186%)
due 05/15/37 ~ § 1,190,000 1,194,472
UBS Commercial Mortgage Trust
2.865% due 10/15/52  482,721 465,709
3.460% due 04/15/52  998,360 978,149
21,408,489

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 0.9%
A&D Mortgage Trust
6.195% due 02/25/69 ~ § $ 503,070 $ 509,842
BRAVO Residential Funding Trust
1.789% due 05/25/60 ~ § 872,898 841,029
2.406% due 05/25/60 ~ § 328,404 317,995
Federal Home Loan Mortgage Corp.
REMICS
2.000% due 12/25/33  1,669,677 1,567,456
Federal National Mortgage Association
REMICS
2.500% due 04/25/34  785,953 746,589
OBX Trust
6.465% due 10/25/63 ~ § 1,256,905 1,278,327
5,261,238
Federal Home Loan Mortgage Corp. - 0.5%
2.500% due 10/01/31  2,840,456 2,733,102
Federal National Mortgage Association - 1.6%
2.500% due 02/01/35  5,666,488 5,451,230
3.000% due 07/01/31 - 04/01/33 2,124,195 2,052,467
3.500% due 12/01/31 - 02/01/32 2,592,503 2,549,038
10,052,735
Total Mortgage-Backed Securities
    (Cost $38,573,647) 39,455,564
ASSET-BACKED SECURITIES - 8.6%
Automobile Other - 0.0%
GMF Floorplan Owner Revolving Trust
5.830% due 06/15/30 ~ 187,000 194,138
Automobile Sequential - 5.1%
ARI Fleet Lease Trust
5.300% due 11/15/32 ~ 406,000 409,039
5.540% due 04/15/33 ~ 538,000 544,539
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 775,825 785,338
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 291,000 296,437
5.060% due 03/20/31 ~ 95,000 97,336
5.160% due 09/20/30 ~ 50,000 51,408
5.230% due 03/20/30 ~ 581,000 586,801
5.420% due 10/22/29 ~ 1,661,000 1,695,302
5.500% due 04/22/30 ~ 1,930,000 1,984,248
5.510% due 01/22/29 ~ 663,830 667,536
Ford Credit Auto Owner Trust
5.280% due 02/15/36 ~ 1,146,000 1,187,022
5.530% due 09/15/28  1,381,000 1,410,810
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 722,037
GM Financial Consumer Automobile
Receivables Trust
4.850% due 12/18/28  556,000 563,346
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,458,225
GMF Floorplan Owner Revolving Trust
5.340% due 06/15/28 ~ 3,450,000 3,512,520
Hyundai Auto Receivables Trust
5.480% due 04/17/28  1,365,000 1,386,261
a
Principal
Amount Value
5.540% due 10/16/28  $ 2,410,000 $ 2,464,398
Navistar Financial Dealer Note Master
Owner Trust
5.590% due 04/25/29 ~ 554,000 563,406
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  2,190,000 2,236,873
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ 1,075,000 1,089,935
Toyota Auto Receivables Owner Trust
5.540% due 08/15/28  3,662,000 3,749,359
Volkswagen Auto Loan Enhanced Trust
5.480% due 12/20/28  2,152,000 2,207,151
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,731,000 1,761,585
31,430,912
Credit Card Bullet - 0.8%
American Express Credit Account Master
Trust
4.870% due 05/15/28  1,620,000 1,640,174
5.230% due 09/15/28  3,243,000 3,319,563
4,959,737
Other Asset-Backed Securities - 2.7%
BlueMountain CLO Ltd. (Cayman)
6.544% (SOFR + 1.262%)
due 04/20/31 ~ § 274,691 274,976
CIFC Funding Ltd. (Cayman)
6.703% (SOFR + 1.402%)
due 01/15/35 ~ § 500,000 500,269
6.883% (SOFR + 1.582%)
due 01/15/34 ~ § 500,000 500,620
Clover CLO LLC
6.706% (SOFR + 1.422%)
due 01/25/35 ~ § 315,000 315,340
CNH Equipment Trust
4.770% due 06/15/29  610,878 619,485
5.190% due 09/17/29  918,000 942,107
HalseyPoint CLO 6 Ltd. (Cayman)
7.732% (SOFR + 2.450%)
due 10/20/34 ~ § 500,000 501,842
John Deere Owner Trust
4.960% due 11/15/28  636,000 647,162
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 205,474
OCP CLO Ltd. (Cayman)
6.523% (SOFR + 1.222%)
due 07/15/30 ~ § 383,937 384,462
6.566% (SOFR + 1.262%)
due 04/10/33 ~ § 488,516 488,794
OHA Credit Funding 6 Ltd. (Cayman)
6.684% (SOFR + 1.402%)
due 07/20/34 ~ § 315,000 315,260
OZLM XVIII Ltd. (Cayman)
6.583% (SOFR + 1.282%)
due 04/15/31 ~ § 281,049 281,256
Palmer Square CLO Ltd. (Cayman)
6.713% (SOFR + 1.412%)
due 07/15/34 ~ § 500,000 500,504
PFS Financing Corp.
5.270% due 05/15/28 ~ 2,600,000 2,637,910
Pikes Peak CLO 8 (Cayman)
6.714% (SOFR + 1.432%)
due 07/20/34 ~ § 250,000 250,260

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Regional Management Issuance Trust
5.830% due 07/15/36 ~ $ 113,000 $ 117,073
RR 1 LLC
6.713% (SOFR + 1.412%)
due 07/15/35 ~ § 315,000 315,317
Sixth Street CLO XVII Ltd. (Cayman)
6.784% (SOFR + 1.502%)
due 01/20/34 ~ § 500,000 500,566
SMB Private Education Loan Trust
5.819% (SOFR + 0.964%)
due 09/15/54 ~ § 1,586,317 1,579,753
5.941% (SOFR + 0.844%)
due 01/15/53 ~ § 917,764 908,120
Trestles CLO IV Ltd. (Cayman)
6.714% (SOFR + 1.432%)
due 07/21/34 ~ § 330,000 330,343
Verizon Master Trust
4.830% due 12/22/31 ~ 358,000 366,779
5.000% due 12/20/28  2,650,000 2,671,410
16,155,082
Total Asset-Backed Securities
    (Cost $51,649,612) 52,739,869
U.S. TREASURY OBLIGATIONS - 0.4%
U.S. Treasury Notes - 0.4%
3.375% due 09/15/27  1,500,000 1,492,441
4.250% due 06/30/29  1,065,000 1,096,347
2,588,788
Total U.S. Treasury Obligations
    (Cost $2,568,320) 2,588,788
SHORT-TERM INVESTMENTS - 49.8%
Commercial Paper - 0.5%
ING US Funding LLC (Netherlands)
4.958% due 11/27/24  3,000,000 2,977,082
Money Market Funds - 1.8%
State Street Institutional Liquid Reserves
Fund 4.946% 10,771,519 10,774,750
a
U.S. Treasury Bills - 47.5%
0.000% due 10/01/24  40,000,000 40,000,000
4.251% due 10/08/24  40,000,000 39,963,620
4.602% due 10/17/24  29,505,000 29,443,400
4.645% due 12/19/24  36,000,000 35,644,500
4.679% due 10/22/24  4,000,000 3,989,020
4.712% due 10/31/24  29,000,000 28,887,130
4.728% due 11/21/24  65,000,000 64,574,776
4.754% due 11/07/24  4,000,000 3,980,759
a
Principal
Amount Value
a
4.767% due 10/29/24  $ 44,225,000 $ 44,062,129
290,545,334
Total Short-Term Investments
(Cost $304,227,930) 304,297,166
TOTAL INVESTMENTS - 105.1%
(Cost $635,410,978) 642,566,249
DERIVATIVES - 4.4% 26,748,593
OTHER ASSETS & LIABILITIES, NET - (9.5%) (57,666,006)
NET ASSETS - 100.0% $ 611,648,836

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
(b) As of September 30, 2024, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 12/24 684 $ 142,152,592 $ 142,437,656 ( $ 285,064 )
CBOT 5 Year U.S. Treasury Notes 12/24 1,086 119,150,284 119,332,735 (182,451)
CBOT 10 Year U.S. Treasury Notes 12/24 4 455,525 457,125 (1,600)
CBOT Ultra 10 Year U.S. Treasury Notes 12/24 27 3,191,013 3,194,016 (3,003)
Total Futures Contracts ( $ 472,118 )
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (2) Value (3)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE $ 5,955,000 ( $ 135,023 ) ( $ 135,398 ) $ 375
a
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Mid Cap Index SOFR + 0.720% A GSC 10/01/24 $ 73,873,359 $ 6,368,905 $ – $ 6,368,905
Russell Mid Cap Index SOFR + 0.570% A GSC 10/11/24 3,572,556 273,660 – 273,660
Russell Mid Cap Index SOFR + 0.690% A CIT 10/18/24 83,906,519 4,219,755 – 4,219,755
Russell Mid Cap Index SOFR + 0.690% A CIT 10/24/24 93,050,669 1,702,647 – 1,702,647
Russell Mid Cap Index SOFR + 0.630% A GSC 10/24/24 78,209,523 2,814,193 – 2,814,193
Russell Mid Cap Index SOFR + 0.400% Q JPM 11/01/24 246,674,099 11,841,176 – 11,841,176
$ 27,220,336 $ – $ 27,220,336
Total Swap Agreements $ 27,085,313 ( $ 135,398 ) $ 27,220,711

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 243,484,862 $ – $ 243,484,862 $ –
Mortgage-Backed Securities 39,455,564 – 39,455,564 –
Asset-Backed Securities 52,739,869 – 52,739,869 –
U.S. Treasury Obligations 2,588,788 – 2,588,788 –
Short-Term Investments 304,297,166 10,774,750 293,522,416 –
Derivatives:
Credit Contracts
Swaps 375 – 375 –
Equity Contracts
Swaps 27,220,336 – 27,220,336 –
Total Asset - Derivatives 27,220,711 – 27,220,711 –
Total Assets 669,786,960 10,774,750 659,012,210 –
a
Liabilities Due to Custodian (5,075,786) – (5,075,786) –
Derivatives:
Interest Rate Contracts
Futures (472,118) (472,118) – –
Total Liabilities (5,547,904) (472,118) (5,075,786) –
Total $ 664,239,056 $ 10,302,632 $ 653,936,424 $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.8%
Communications - 6.9%
spacing
CDW Corp. 42,380 $ 9,590,594
FactSet Research Systems, Inc. 26,884 12,362,608
Pinterest, Inc. Class A * 589,998 19,098,235
Trade Desk, Inc. Class A * 212,334 23,282,423
64,333,860
Consumer, Cyclical - 18.7%
spacing
Casey's General Stores, Inc. 21,355 8,023,287
Copart, Inc. * 337,089 17,663,464
DraftKings, Inc. Class A * 227,649 8,923,841
Fastenal Co. 242,483 17,318,136
Five Below, Inc. * 43,577 3,850,028
Floor & Decor Holdings, Inc. Class A * 199,428 24,762,975
Levi Strauss & Co. Class A  571,601 12,460,902
Lululemon Athletica, Inc. * 25,135 6,820,382
National Vision Holdings, Inc. * 323,575 3,530,203
On Holding AG Class A * (Switzerland)  351,816 17,643,572
Pool Corp. 50,279 18,945,127
SharkNinja, Inc. 109,826 11,939,185
Tractor Supply Co. 33,896 9,861,363
Vail Resorts, Inc. 68,908 12,009,975
173,752,440
Consumer, Non-Cyclical - 23.8%
spacing
Align Technology, Inc. * 58,369 14,844,404
Bio-Techne Corp. 223,803 17,888,574
Brown-Forman Corp. Class B  255,472 12,569,222
Cencora, Inc. 65,934 14,840,425
Corpay, Inc. * 42,046 13,150,307
Dexcom, Inc. * 143,969 9,651,682
GE HealthCare Technologies, Inc. 174,783 16,403,384
IDEXX Laboratories, Inc. * 41,667 21,051,002
Illumina, Inc. * 28,377 3,700,645
Inspire Medical Systems, Inc. * 49,504 10,447,819
Insulet Corp. * 79,349 18,468,480
Ionis Pharmaceuticals, Inc. * 172,024 6,891,281
MarketAxess Holdings, Inc. 88,255 22,610,931
Repligen Corp. * 106,335 15,824,775
Rollins, Inc. 263,837 13,344,875
WillScot Holdings Corp. * 239,925 9,021,180
220,708,986
Financial - 6.6%
spacing
Blue Owl Capital, Inc. 503,138 9,740,752
CoStar Group, Inc. * 455,253 34,344,286
Kinsale Capital Group, Inc. 24,619 11,461,868
LPL Financial Holdings, Inc. 24,089 5,603,824
61,150,730
Industrial - 22.0%
spacing
A.O. Smith Corp. 154,350 13,865,260
Coherent Corp. * 196,493 17,470,193
Generac Holdings, Inc. * 116,081 18,442,949
HEICO Corp. Class A  94,852 19,327,044
Howmet Aerospace, Inc. 182,544 18,300,036
Lincoln Electric Holdings, Inc. 63,176 12,131,055
Martin Marietta Materials, Inc. 26,047 14,019,798
Mettler-Toledo International, Inc. * 9,482 14,220,155
Novanta, Inc. * 77,196 13,811,908
Old Dominion Freight Line, Inc. 55,017 10,928,577
a Shares Value
Trex Co., Inc. * 182,717 $ 12,165,298
Trimble, Inc. * 252,417 15,672,572
Universal Display Corp. 86,378 18,130,742
Vertiv Holdings Co. Class A  50,734 5,047,526
203,533,113
Technology - 19.8%
spacing
Appfolio, Inc. Class A * 28,870 6,795,998
ASGN, Inc. * 79,131 7,377,383
Datadog, Inc. Class A * 123,086 14,162,275
HubSpot, Inc. * 30,067 15,983,617
Impinj, Inc. * 41,485 8,982,332
Lattice Semiconductor Corp. * 191,704 10,173,731
MongoDB, Inc. * 41,835 11,310,092
Monolithic Power Systems, Inc. 25,181 23,279,835
Onto Innovation, Inc. * 44,610 9,259,252
Teradyne, Inc. 114,598 15,348,110
Tyler Technologies, Inc. * 26,401 15,410,792
Veeva Systems, Inc. Class A * 88,602 18,594,902
Workiva, Inc. * 127,366 10,077,198
Zebra Technologies Corp. Class A * 46,306 17,148,038
183,903,555
Total Common Stocks
    (Cost $814,666,072) 907,382,684
Principal
Amount
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$20,937,191; collateralized by U.S.
Treasury Obligations: 0.625% - 4.500%
due 11/15/33 - 02/15/43 and value
$21,353,428) $ 20,934,603 20,934,603
a
Total Short-Term Investments
(Cost $20,934,603) 20,934,603
TOTAL INVESTMENTS - 100.1%
(Cost $835,600,675) 928,317,287
OTHER ASSETS & LIABILITIES, NET - (0.1%) (844,585)
NET ASSETS - 100.0% $ 927,472,702

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 907,382,684 $ 907,382,684 $ – $ –
Short-Term Investments 20,934,603 – 20,934,603 –
Total $ 928,317,287 $ 907,382,684 $ 20,934,603 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.3%
Basic Materials - 4.9%
spacing
CF Industries Holdings, Inc. 40,134 $ 3,443,497
Commercial Metals Co. 44,559 2,448,963
DuPont de Nemours, Inc. 20,946 1,866,498
Freeport-McMoRan, Inc. 57,409 2,865,857
Mosaic Co. 85,529 2,290,467
Olin Corp. 55,274 2,652,047
PPG Industries, Inc. 15,881 2,103,597
Reliance, Inc. 8,566 2,477,373
20,148,299
Communications - 2.4%
spacing
CDW Corp. 5,187 1,173,818
eBay, Inc. 55,653 3,623,567
Expedia Group, Inc. * 12,551 1,857,799
Gen Digital, Inc. 54,374 1,491,479
InterDigital, Inc. 12,584 1,782,272
9,928,935
Consumer, Cyclical - 11.0%
spacing
Alaska Air Group, Inc. * 41,766 1,888,241
AutoZone, Inc. * 2,041 6,429,232
Beacon Roofing Supply, Inc. * 27,736 2,397,222
Boyd Gaming Corp. 29,864 1,930,708
Churchill Downs, Inc. 17,936 2,425,126
Darden Restaurants, Inc. 7,890 1,294,986
Ferguson Enterprises, Inc. 13,011 2,583,594
Gentex Corp. 86,053 2,554,913
Harley-Davidson, Inc. 65,471 2,522,598
Lear Corp. 12,538 1,368,523
Lennar Corp. Class A  10,075 1,888,861
MSC Industrial Direct Co., Inc. Class A  17,276 1,486,772
NVR, Inc. * 364 3,571,495
Ralph Lauren Corp. 11,895 2,306,084
Resideo Technologies, Inc. * 74,726 1,504,982
Ross Stores, Inc. 19,221 2,892,953
Tempur Sealy International, Inc. 62,702 3,423,529
Wyndham Hotels & Resorts, Inc. 37,602 2,938,220
45,408,039
Consumer, Non-Cyclical - 11.9%
spacing
Avantor, Inc. * 105,653 2,733,243
Avery Dennison Corp. 11,114 2,453,527
Cencora, Inc. 24,718 5,563,528
Centene Corp. * 28,946 2,179,055
Coca-Cola Europacific Partners PLC
(United Kingdom)  34,475 2,714,906
Constellation Brands, Inc. Class A  14,237 3,668,733
Corteva, Inc. 31,542 1,854,354
Equifax, Inc. 10,556 3,101,986
H&R Block, Inc. 36,807 2,339,085
ICON PLC * 14,572 4,186,681
Lamb Weston Holdings, Inc. 35,293 2,284,869
Molina Healthcare, Inc. * 16,136 5,559,820
RB Global, Inc. (Canada)  40,015 3,220,807
Robert Half, Inc. 50,666 3,415,395
U.S. Foods Holding Corp. * 30,312 1,864,188
Zimmer Biomet Holdings, Inc. 17,101 1,846,053
48,986,230
a Shares Value
Energy - 5.3%
spacing
Chord Energy Corp. 21,970 $ 2,861,153
Diamondback Energy, Inc. 19,113 3,295,081
EQT Corp. 76,696 2,810,141
Halliburton Co. 99,356 2,886,292
Phillips 66 14,153 1,860,412
Range Resources Corp. 96,405 2,965,418
Teck Resources Ltd. Class B (Canada)  32,192 1,681,710
Tidewater, Inc. * 17,058 1,224,594
Weatherford International PLC 27,837 2,363,918
21,948,719
Financial - 24.4%
spacing
Affiliated Managers Group, Inc. 10,442 1,856,588
Ally Financial, Inc. 44,845 1,596,034
Ameriprise Financial, Inc. 18,174 8,538,327
Aon PLC Class A  6,361 2,200,842
ARES Management Corp. Class A  9,340 1,455,546
Carlyle Group, Inc. 85,491 3,681,242
Discover Financial Services 12,507 1,754,607
East West Bancorp, Inc. 21,877 1,810,103
EastGroup Properties, Inc. REIT 10,125 1,891,553
Equity LifeStyle Properties, Inc. REIT 35,872 2,559,108
Equity Residential REIT 35,501 2,643,404
Essex Property Trust, Inc. REIT 7,012 2,071,485
Evercore, Inc. Class A  16,861 4,271,566
Everest Group Ltd. 7,228 2,832,147
Extra Space Storage, Inc. REIT 17,429 3,140,532
Fifth Third Bancorp 138,397 5,928,927
First American Financial Corp. 40,249 2,656,836
Huntington Bancshares, Inc. 342,794 5,039,072
Invitation Homes, Inc. REIT 42,139 1,485,821
Lamar Advertising Co. Class A REIT 28,347 3,787,159
LPL Financial Holdings, Inc. 20,000 4,652,600
Markel Group, Inc. * 2,031 3,185,786
Regency Centers Corp. REIT 48,351 3,492,393
RenaissanceRe Holdings Ltd. (Bermuda)  6,230 1,697,052
Rexford Industrial Realty, Inc. REIT 37,853 1,904,384
Rocket Cos., Inc. Class A * 122,792 2,356,378
Simon Property Group, Inc. REIT 30,313 5,123,503
SLM Corp. 94,179 2,153,874
Synchrony Financial 69,836 3,483,420
Travelers Cos., Inc. 10,832 2,535,988
VICI Properties, Inc. REIT 100,103 3,334,431
Voya Financial, Inc. 31,575 2,501,372
Weyerhaeuser Co. REIT 80,570 2,728,100
100,350,180
Industrial - 24.9%
spacing
Advanced Drainage Systems, Inc. 15,249 2,396,533
Allegion PLC 28,303 4,124,879
AMETEK, Inc. 30,160 5,178,774
Arrow Electronics, Inc. * 18,959 2,518,324
Atkore, Inc. 8,772 743,339
Ball Corp. 72,003 4,889,724
Builders FirstSource, Inc. * 9,362 1,814,917
BWX Technologies, Inc. 15,034 1,634,196
Curtiss-Wright Corp. 10,726 3,525,529
Dover Corp. 22,196 4,255,861
Expeditors International of Washington, Inc. 27,926 3,669,476
Flex Ltd. * 133,442 4,460,966
Fortive Corp. 40,426 3,190,824
Frontdoor, Inc. * 62,112 2,980,755

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Garmin Ltd. 10,489 $ 1,846,379
Generac Holdings, Inc. * 17,721 2,815,513
Howmet Aerospace, Inc. 65,639 6,580,310
ITT, Inc. 11,256 1,682,885
Jacobs Solutions, Inc. 15,026 1,966,903
Keysight Technologies, Inc. * 18,727 2,976,282
L3Harris Technologies, Inc. 13,020 3,097,067
Landstar System, Inc. 15,335 2,896,321
Masco Corp. 66,776 5,605,177
Masterbrand, Inc. * 36,220 671,519
Norfolk Southern Corp. 23,560 5,854,660
nVent Electric PLC 21,564 1,515,087
Otis Worldwide Corp. 16,215 1,685,387
Packaging Corp. of America 18,954 4,082,692
Parker-Hannifin Corp. 7,526 4,755,077
Sensata Technologies Holding PLC 43,649 1,565,253
Textron, Inc. 63,848 5,655,656
UFP Industries, Inc. 4,216 553,181
Watts Water Technologies, Inc. Class A  7,609 1,576,509
102,765,955
Technology - 9.2%
spacing
Amentum Holdings, Inc. * 695 22,414
ASGN, Inc. * 17,542 1,635,441
Check Point Software Technologies Ltd. *
(Israel)  30,707 5,920,617
Cognizant Technology Solutions Corp.
Class A  20,970 1,618,465
Dell Technologies, Inc. Class C  19,998 2,370,563
Fidelity National Information Services, Inc. 24,607 2,060,836
Leidos Holdings, Inc. 15,612 2,544,756
Microchip Technology, Inc. 30,317 2,434,152
NetApp, Inc. 16,532 2,041,867
Science Applications International Corp. 24,659 3,434,259
Take-Two Interactive Software, Inc. * 13,780 2,118,124
TE Connectivity PLC (Ireland)  19,968 3,014,968
Teradyne, Inc. 17,578 2,354,221
Zebra Technologies Corp. Class A * 16,873 6,248,409
37,819,092
Utilities - 4.3%
spacing
American Electric Power Co., Inc. 19,262 1,976,281
CenterPoint Energy, Inc. 166,635 4,902,402
DTE Energy Co. 29,983 3,850,117
Entergy Corp. 21,948 2,888,576
FirstEnergy Corp. 47,430 2,103,521
OGE Energy Corp. 51,150 2,098,173
17,819,070
Total Common Stocks
    (Cost $323,388,416) 405,174,519
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $6,221,371; collateralized by U.S.
Treasury Obligations: 4.500% due
11/15/33 and value $6,345,205) $ 6,220,602 $ 6,220,602
a
Total Short-Term Investments
(Cost $6,220,602) 6,220,602
TOTAL INVESTMENTS - 99.8%
(Cost $329,609,018) 411,395,121
OTHER ASSETS & LIABILITIES, NET - 0.2% 714,857
NET ASSETS - 100.0% $ 412,109,978

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 405,174,519 $ 405,174,519 $ – $ –
Short-Term Investments 6,220,602 – 6,220,602 –
Total $ 411,395,121 $ 405,174,519 $ 6,220,602 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 3,680 $ 3,091
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 154 74
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 755
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 660 –
4,503
Total Rights
    (Cost $2,456) 4,503
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 78 255
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 78 255
510
Total Warrants
    (Cost $0) 510
COMMON STOCKS - 98.5%
Basic Materials - 4.7%
spacing
AdvanSix, Inc. 1,961 59,575
American Vanguard Corp. 1,960 10,388
Arcadium Lithium PLC * (Argentina)  83,078 236,772
Ashland, Inc. 2,727 237,167
Avient Corp. 56,848 2,860,591
Caledonia Mining Corp. PLC (South Africa)  1,202 17,982
Centrus Energy Corp. Class A * 298 16,345
Codexis, Inc. * 4,719 14,535
Coeur Mining, Inc. * 30,470 209,634
Commercial Metals Co. 35,204 1,934,812
Compass Minerals International, Inc. 2,690 32,334
Contango ORE, Inc. * 397 7,646
Dakota Gold Corp. * 1,458 3,441
Ecovyst, Inc. * 8,844 60,581
Elementis PLC (United Kingdom)  1,289,297 2,806,226
Encore Energy Corp. * (Canada)  3,815 15,413
Energy Fuels, Inc. * 14,362 78,847
Haynes International, Inc. 963 57,337
HB Fuller Co. 3,052 242,268
Hecla Mining Co. 45,097 300,797
i-80 Gold Corp. * (Canada)  23,416 27,163
Innospec, Inc. 278 31,439
Intrepid Potash, Inc. * 792 19,008
Kaiser Aluminum Corp. 100 7,252
Koppers Holdings, Inc. 1,563 57,096
Kronos Worldwide, Inc. 1,815 22,597
Lifezone Holdings Ltd. * (Isle of Man)  2,751 19,257
Mativ Holdings, Inc. 4,099 69,642
Metals Acquisition Ltd. Class A * (Australia)  2,971 41,148
Minerals Technologies, Inc. 2,473 190,990
Novagold Resources, Inc. * (Canada)  18,929 77,609
a Shares Value
Oil-Dri Corp. of America 301 $ 20,766
Olin Corp. 20,732 994,721
Perimeter Solutions SA * 10,289 138,387
Piedmont Lithium, Inc. * 927 8,278
Radius Recycling, Inc. 2,036 37,748
Rayonier Advanced Materials, Inc. * 4,976 42,595
Rogers Corp. * 1,415 159,909
Sensient Technologies Corp. 141 11,311
SSR Mining, Inc. (Canada)  15,381 87,364
Stepan Co. 1,441 111,317
Sylvamo Corp. 2,135 183,290
Tronox Holdings PLC 85,516 1,251,099
Universal Stainless & Alloy Products, Inc. * 691 26,693
Ur-Energy, Inc. * 2,007 2,388
Valhi, Inc. 165 5,506
12,847,264
Communications - 2.3%
spacing
1-800-Flowers.com, Inc. Class A * 1,460 11,578
1stdibs.com, Inc. * 1,472 6,491
ADTRAN Holdings, Inc. * 6,121 36,297
Advantage Solutions, Inc. * 8,649 29,666
aka Brands Holding Corp. * 116 2,739
AMC Networks, Inc. Class A * 2,366 20,561
Anterix, Inc. * 95 3,578
Applied Digital Corp. * 2,919 24,082
AST SpaceMobile, Inc. * 10,286 268,979
ATN International, Inc. 784 25,355
Aviat Networks, Inc. * 824 17,823
BARK, Inc. * 9,693 15,800
Beyond, Inc. * 3,388 34,151
BlackSky Technology, Inc. * 873 4,138
Boston Omaha Corp. Class A * 1,703 25,324
Bumble, Inc. Class A * 6,881 43,901
Cable One, Inc. 6,417 2,244,602
Calix, Inc. * 1,167 45,268
Cars.com, Inc. * 5,203 87,202
Clear Channel Outdoor Holdings, Inc. * 23,148 37,037
Clearfield, Inc. * 935 36,428
CommScope Holding Co., Inc. * 16,141 98,621
Consolidated Communications Holdings,
Inc. * 5,684 26,374
Despegar.com Corp. * (Argentina)  3,979 49,340
DigitalBridge Group, Inc. 9,024 127,509
EchoStar Corp. Class A * 9,349 232,042
Entravision Communications Corp. Class A  4,666 9,659
ePlus, Inc. * 684 67,265
Eventbrite, Inc. Class A * 503 1,373
EW Scripps Co. Class A * 4,698 10,547
Extreme Networks, Inc. * 4,463 67,079
Figs, Inc. Class A * 9,211 63,003
fuboTV, Inc. * 21,640 30,729
Gannett Co., Inc. * 11,046 62,078
Globalstar, Inc. * 10,042 12,452
Gogo, Inc. * 2,694 19,343
Gray Television, Inc. 6,321 33,881
Groupon, Inc. * 912 8,919
HealthStream, Inc. 1,212 34,954
IDT Corp. Class B  352 13,436
iHeartMedia, Inc. Class A * 8,704 16,102
Innovid Corp. * (Israel)  7,966 14,339
Lands' End, Inc. * 1,065 18,393
Liberty Latin America Ltd. Class A * 2,524 24,180
Liberty Latin America Ltd. Class C * 10,015 95,042

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
LifeMD, Inc. * 1,116 $ 5,848
LiveOne, Inc. * 1,887 1,790
Lumen Technologies, Inc. * 77,772 552,181
Magnite, Inc. * 1,183 16,385
Mondee Holdings, Inc. * 514 714
National CineMedia, Inc. * 5,406 38,112
NETGEAR, Inc. * 2,220 44,533
Nextdoor Holdings, Inc. * 13,988 34,690
Ooma, Inc. * 1,416 16,128
Opendoor Technologies, Inc. * 45,249 90,498
Powerfleet, Inc. NJ * 7,407 37,035
Preformed Line Products Co. 167 21,389
RealReal, Inc. * 2,501 7,853
Ribbon Communications, Inc. * 6,791 22,071
RumbleON, Inc. Class B * 1,074 5,144
Scholastic Corp. 1,780 56,978
Shenandoah Telecommunications Co. 3,664 51,699
Shutterstock, Inc. 442 15,634
Solo Brands, Inc. Class A * 1,865 2,630
Sphere Entertainment Co. * 2,037 89,995
Spok Holdings, Inc. 1,329 20,015
Stagwell, Inc. * 5,569 39,094
Stitch Fix, Inc. Class A * 6,617 18,660
TEGNA, Inc. 13,174 207,886
Telephone & Data Systems, Inc. 7,579 176,212
Terran Orbital Corp. * 10,336 2,596
TrueCar, Inc. * 6,952 23,984
Vacasa, Inc. Class A * 806 2,265
Viasat, Inc. * 9,529 113,776
Viavi Solutions, Inc. * 16,704 150,670
WideOpenWest, Inc. * 3,801 19,955
Ziff Davis, Inc. * 3,461 168,412
6,212,492
Consumer, Cyclical - 14.3%
spacing
A-Mark Precious Metals, Inc. 1,372 60,588
Academy Sports & Outdoors, Inc. 4,035 235,483
Adient PLC * 7,034 158,757
Aeva Technologies, Inc. * 2,076 6,830
Allegiant Travel Co. 1,179 64,916
AMC Entertainment Holdings, Inc. Class A * 26,002 118,309
American Axle & Manufacturing Holdings,
Inc. * 9,196 56,831
American Eagle Outfitters, Inc. 2,955 66,162
America's Car-Mart, Inc. * 426 17,858
Arhaus, Inc. 650 8,001
Arko Corp. 5,379 37,761
Asbury Automotive Group, Inc. * 1,571 374,825
Aurora Innovation, Inc. * 33,288 197,065
Bally's Corp. * 1,740 30,015
Beacon Roofing Supply, Inc. * 358 30,942
Beazer Homes USA, Inc. * 2,229 76,165
Biglari Holdings, Inc. Class B * 57 9,805
BJ's Restaurants, Inc. * 680 22,141
Blink Charging Co. * 4,285 7,370
Bloomin' Brands, Inc. 2,902 47,970
BlueLinx Holdings, Inc. * 659 69,472
Boyd Gaming Corp. 18,151 1,173,462
Brinker International, Inc. * 55,182 4,223,078
BRP, Inc. 22,490 1,338,475
Brunswick Corp. 3,247 272,164
Caleres, Inc. 1,883 62,233
Canoo, Inc. * 4,617 4,541
Century Communities, Inc. 7,685 791,401
a Shares Value
Champion Homes, Inc. * 2,151 $ 204,022
Chuy's Holdings, Inc. * 1,310 48,994
Cinemark Holdings, Inc. * 1,764 49,110
Citi Trends, Inc. * 483 8,873
Clarus Corp. 2,411 10,849
Clean Energy Fuels Corp. * 13,425 41,752
Commercial Vehicle Group, Inc. * 2,748 8,931
CompX International, Inc. 71 2,074
Cooper-Standard Holdings, Inc. * 1,317 18,267
Cracker Barrel Old Country Store, Inc. 1,330 60,315
Daktronics, Inc. * 2,552 32,946
Dalata Hotel Group PLC (Ireland)  338,402 1,545,719
Dana, Inc. 10,098 106,635
Denny's Corp. * 1,060 6,837
Designer Brands, Inc. Class A  3,283 24,229
Destination XL Group, Inc. * 4,062 11,942
Dine Brands Global, Inc. 1,025 32,011
Douglas Dynamics, Inc. 251 6,923
Dr. Martens PLC (United Kingdom)  542,187 409,142
El Pollo Loco Holdings, Inc. * 2,034 27,866
Empire Resorts, Inc. (Escrow) * ± Ω 222 –
Escalade, Inc. 676 9,511
Ethan Allen Interiors, Inc. 1,758 56,063
Everi Holdings, Inc. * 2,805 36,858
EVgo, Inc. * 6,598 27,316
EVI Industries, Inc. 112 2,165
Flexsteel Industries, Inc. 369 16,343
Foot Locker, Inc. 6,393 165,195
Forestar Group, Inc. * 1,319 42,696
Fox Factory Holding Corp. * 3,212 133,298
Full House Resorts, Inc. * 2,437 12,234
Funko, Inc. Class A * 2,443 29,853
G-III Apparel Group Ltd. * 3,069 93,666
Genesco, Inc. * 640 17,389
Global Business Travel Group I * 1,533 11,789
GMS, Inc. * 353 31,971
Golden Entertainment, Inc. 1,528 48,575
Goodyear Tire & Rubber Co. * 21,813 193,045
Green Brick Partners, Inc. * 1,721 143,738
Group 1 Automotive, Inc. 5,889 2,255,723
GrowGeneration Corp. * 4,471 9,523
H&E Equipment Services, Inc. 194 9,444
Hamilton Beach Brands Holding Co.
Class A  606 18,441
Haverty Furniture Cos., Inc. 1,084 29,777
Hilton Grand Vacations, Inc. * 86,964 3,158,532
HNI Corp. 56,392 3,036,145
Holley, Inc. * 1,857 5,478
Hooker Furnishings Corp. 835 15,097
Hovnanian Enterprises, Inc. Class A * 359 73,369
Hudson Technologies, Inc. * 3,018 25,170
Hyliion Holdings Corp. * 10,912 27,062
indie Semiconductor, Inc. Class A * (China)  8,782 35,040
Interface, Inc. 4,079 77,379
International Game Technology PLC 7,615 162,199
iRobot Corp. * 2,226 19,344
J Jill, Inc. 18 444
JAKKS Pacific, Inc. * 591 15,082
JetBlue Airways Corp. * 24,025 157,604
Johnson Outdoors, Inc. Class A  314 11,367
KB Home 4,506 386,119
La-Z-Boy, Inc. 3,235 138,879
Landsea Homes Corp. * 1,175 14,511
LCI Industries 5,830 702,748

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Leslie's, Inc. * 5,445 $ 17,206
LGI Homes, Inc. * 1,469 174,106
Life Time Group Holdings, Inc. * 4,569 111,575
Lifetime Brands, Inc. 1,041 6,808
Lindblad Expeditions Holdings, Inc. * 871 8,057
Lions Gate Entertainment Corp. Class A * 4,813 37,686
Lions Gate Entertainment Corp. Class B * 9,065 62,730
Lovesac Co. * 505 14,468
Luminar Technologies, Inc. * 3,325 2,992
M/I Homes, Inc. * 8,568 1,468,212
Madison Square Garden Entertainment
Corp. * 2,683 114,108
Malibu Boats, Inc. Class A * 1,578 61,242
Marcus Corp. 1,923 28,980
Marine Products Corp. 320 3,101
MarineMax, Inc. * 1,645 58,019
MasterCraft Boat Holdings, Inc. * 1,362 24,802
Mattel, Inc. * 243,162 4,632,236
Meritage Homes Corp. 8,682 1,780,418
Methode Electronics, Inc. 2,826 33,799
Miller Industries, Inc. 774 47,214
MillerKnoll, Inc. 5,403 133,778
Movado Group, Inc. 1,121 20,851
MRC Global, Inc. * 6,519 83,052
National Vision Holdings, Inc. * 5,501 60,016
Nu Skin Enterprises, Inc. Class A  3,730 27,490
ODP Corp. * 2,723 81,009
OneWater Marine, Inc. Class A * 946 22,619
OPENLANE, Inc. * 8,282 139,800
Oxford Industries, Inc. 356 30,887
Papa John's International, Inc. 714 38,463
PC Connection, Inc. 903 68,113
Peloton Interactive, Inc. Class A * 2,118 9,912
Petco Health & Wellness Co., Inc. * 6,499 29,570
Phinia, Inc. 3,360 154,661
Portillo's, Inc. Class A * 901 12,136
PriceSmart, Inc. 681 62,502
Purple Innovation, Inc. * 5,299 5,239
PVH Corp. 6,776 683,224
RCI Hospitality Holdings, Inc. 304 13,543
Red Rock Resorts, Inc. Class A  2,105 114,596
Reservoir Media, Inc. * 1,432 11,614
Resideo Technologies, Inc. * 11,319 227,965
REV Group, Inc. 957 26,853
Rocky Brands, Inc. 382 12,171
Rush Enterprises, Inc. Class A  4,716 249,146
Rush Enterprises, Inc. Class B  659 31,599
Sabre Corp. * 22,740 83,456
Sally Beauty Holdings, Inc. * 8,031 108,981
ScanSource, Inc. * 1,956 93,947
SES AI Corp. * 8,448 5,405
Shoe Carnival, Inc. 1,404 61,565
Shyft Group, Inc. 2,518 31,601
Signet Jewelers Ltd. (NYSE) 3,289 339,227
Six Flags Entertainment Corp. 1,868 75,299
SkyWest, Inc. * 3,076 261,522
Sleep Number Corp. * 1,693 31,016
Solid Power, Inc. * 10,573 14,274
Sonic Automotive, Inc. Class A  801 46,842
Sonos, Inc. * 896 11,012
Spirit Airlines, Inc. 8,353 20,047
Standard Motor Products, Inc. 1,582 52,522
Steelcase, Inc. Class A  7,220 97,398
Sun Country Airlines Holdings, Inc. * 1,640 18,384
a Shares Value
Superior Group of Cos., Inc. 966 $ 14,963
Taylor Morrison Home Corp. * 18,568 1,304,588
ThredUp, Inc. Class A * 5,665 4,770
Tile Shop Holdings, Inc. * 1,271 8,376
Tilly's, Inc. Class A * 546 2,785
Titan International, Inc. * 3,811 30,983
Titan Machinery, Inc. * 1,681 23,416
Topgolf Callaway Brands Corp. * 10,870 119,353
Traeger, Inc. * 2,289 8,424
Tri Pointe Homes, Inc. * 5,004 226,731
UniFirst Corp. 1,152 228,845
United Parks & Resorts, Inc. * 195 9,867
Urban Outfitters, Inc. * 3,572 136,843
Vera Bradley, Inc. * 1,964 10,723
Victoria's Secret & Co. * 4,617 118,657
Virco Mfg. Corp. 849 11,725
Vista Outdoor, Inc. * 4,482 175,605
VSE Corp. 1,039 85,956
Wabash National Corp. 3,340 64,095
Webtoon Entertainment, Inc. * (South
Korea)  660 7,550
Weyco Group, Inc. 472 16,067
Winmark Corp. 215 82,330
Winnebago Industries, Inc. 2,190 127,261
Xperi, Inc. * 3,240 29,938
Zumiez, Inc. * 1,295 27,583
38,944,739
Consumer, Non-Cyclical - 9.4%
spacing
2seventy bio, Inc. * 3,895 18,384
4D Molecular Therapeutics, Inc. * 1,405 15,188
89bio, Inc. * 6,408 47,419
Aaron's Co., Inc. 2,531 25,183
ABM Industries, Inc. 4,922 259,685
Absci Corp. * 1,967 7,514
Acacia Research Corp. * 2,592 12,079
ACCO Brands Corp. 7,359 40,254
Accolade, Inc. * 3,753 14,449
ACELYRIN, Inc. * 5,763 28,412
Achieve Life Sciences, Inc. * 1,030 4,882
Acrivon Therapeutics, Inc. * 796 5,572
Acumen Pharmaceuticals, Inc. * 3,119 7,735
AdaptHealth Corp. * 4,381 49,199
Adaptive Biotechnologies Corp. * 8,541 43,730
ADC Therapeutics SA * (Switzerland)  2,156 6,791
Addus HomeCare Corp. * 799 106,291
Adtalem Global Education, Inc. * 2,364 178,435
Adverum Biotechnologies, Inc. * 1,623 11,393
Agenus, Inc. * 1,443 7,908
Agios Pharmaceuticals, Inc. * 4,333 192,515
Akebia Therapeutics, Inc. * 15,208 20,075
Akero Therapeutics, Inc. * 4,282 122,851
Aldeyra Therapeutics, Inc. * 3,531 19,032
Alico, Inc. 545 15,244
Alight, Inc. Class A * 32,662 241,699
Allogene Therapeutics, Inc. * 9,663 27,056
Altimmune, Inc. * 2,311 14,190
Alto Neuroscience, Inc. * 603 6,898
Alumis, Inc. * 423 4,518
American Public Education, Inc. * 1,194 17,612
Amneal Pharmaceuticals, Inc. * 2,303 19,161
Anavex Life Sciences Corp. * 4,252 24,151
Andersons, Inc. 2,222 111,411
AngioDynamics, Inc. * 2,800 21,784

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
ANI Pharmaceuticals, Inc. * 403 $ 24,043
Anika Therapeutics, Inc. * 870 21,489
Annexon, Inc. * 7,317 43,317
Applied Therapeutics, Inc. * 3,176 26,996
Aquestive Therapeutics, Inc. * 4,338 21,603
Arbutus Biopharma Corp. * 1,085 4,177
Arcturus Therapeutics Holdings, Inc. * 233 5,408
Ardent Health Partners, Inc. * 244 4,485
ArriVent Biopharma, Inc. * 830 19,505
Artiva Biotherapeutics, Inc. * (South Korea)  437 6,752
Artivion, Inc. * 739 19,672
Astria Therapeutics, Inc. * 377 4,151
Atea Pharmaceuticals, Inc. * 5,707 19,118
Atossa Therapeutics, Inc. * 8,773 13,335
AtriCure, Inc. * 1,202 33,704
Aura Biosciences, Inc. * 3,382 30,134
Aurinia Pharmaceuticals, Inc. * (Canada)  2,549 18,684
Avanos Medical, Inc. * 3,501 84,129
Aveanna Healthcare Holdings, Inc. * 1,272 6,614
Avid Bioservices, Inc. * 404 4,598
B&G Foods, Inc. 6,019 53,449
Babcock International Group PLC (United
Kingdom)  345,401 2,181,908
Barrett Business Services, Inc. 188 7,052
Beam Therapeutics, Inc. * 5,823 142,664
BioLife Solutions, Inc. * 326 8,163
Biote Corp. Class A * 9 50
Bioventus, Inc. Class A * 1,873 22,382
Black Diamond Therapeutics, Inc. * 1,136 4,942
Blade Air Mobility, Inc. * 4,491 13,204
Bluebird Bio, Inc. * 14,832 7,705
BRC, Inc. Class A * 568 1,943
Bridgebio Pharma, Inc. * 4,023 102,426
BrightView Holdings, Inc. * 4,548 71,586
Brookdale Senior Living, Inc. * 2,189 14,863
C4 Therapeutics, Inc. * 4,311 24,573
Cabaletta Bio, Inc. * 2,667 12,588
Cal-Maine Foods, Inc. 2,978 222,874
Calavo Growers, Inc. 1,078 30,755
Capricor Therapeutics, Inc. * 611 9,293
Cardiff Oncology, Inc. * 2,185 5,834
CareDx, Inc. * 3,062 95,611
Cargo Therapeutics, Inc. * 2,343 43,228
Caribou Biosciences, Inc. * 6,506 12,752
Carriage Services, Inc. 252 8,273
Cass Information Systems, Inc. 223 9,250
Castle Biosciences, Inc. * 1,396 39,814
Celcuity, Inc. * 125 1,864
Celldex Therapeutics, Inc. * 852 28,959
Central Garden & Pet Co. * 871 31,765
Central Garden & Pet Co. Class A * 2,964 93,070
Century Therapeutics, Inc. * 3,687 6,305
CG oncology, Inc. * 1,426 53,803
Chegg, Inc. * 7,944 14,061
Cibus, Inc. * 1,161 3,785
Cimpress PLC * (Ireland)  450 36,864
Cogent Biosciences, Inc. * 545 5,886
Coherus Biosciences, Inc. * 6,199 6,447
Colliers International Group, Inc. (Canada)  9,250 1,404,242
Community Health Systems, Inc. * 4,609 27,977
Compass Therapeutics, Inc. * 6,857 12,617
CompoSecure, Inc. Class A  319 4,472
Concentra Group Holdings Parent, Inc. * 520 11,627
Contineum Therapeutics, Inc. Class A * 164 3,139
a Shares Value
Corbus Pharmaceuticals Holdings, Inc. * 341 $ 7,035
CoreCivic, Inc. * 8,514 107,702
CorMedix, Inc. * 455 3,676
Cross Country Healthcare, Inc. * 2,497 33,560
Cullinan Therapeutics, Inc. * 402 6,729
Custom Truck One Source, Inc. * 1,288 4,444
Cytek Biosciences, Inc. * 9,534 52,818
Cytokinetics, Inc. * 7,962 420,394
Day One Biopharmaceuticals, Inc. * 480 6,686
Deluxe Corp. 3,449 67,221
Denali Therapeutics, Inc. * 4,044 117,802
Design Therapeutics, Inc. * 2,218 11,933
Dianthus Therapeutics, Inc. * 1,659 45,423
Disc Medicine, Inc. * 1,346 66,142
Distribution Solutions Group, Inc. * 78 3,004
DLH Holdings Corp. * 322 3,014
DocGo, Inc. * 6,101 20,255
Dole PLC 5,843 95,182
Duckhorn Portfolio, Inc. * 3,992 23,194
Dynavax Technologies Corp. * 2,027 22,581
Edgewell Personal Care Co. 3,768 136,929
Editas Medicine, Inc. * 5,977 20,382
Elevation Oncology, Inc. * 1,584 950
Eliem Therapeutics, Inc. * 2,077 10,572
Embecta Corp. 3,998 56,372
Emerald Holding, Inc. 1,025 5,115
Enanta Pharmaceuticals, Inc. * 1,583 16,400
Enhabit, Inc. * 3,396 26,828
Enliven Therapeutics, Inc. * 160 4,086
Ennis, Inc. 1,747 42,487
Entrada Therapeutics, Inc. * 1,933 30,889
Envista Holdings Corp. * 90,783 1,793,872
Erasca, Inc. * 13,438 36,686
Esperion Therapeutics, Inc. * 10,890 17,969
European Wax Center, Inc. Class A * 67 456
EyePoint Pharmaceuticals, Inc. * 2,180 17,418
Fate Therapeutics, Inc. * 7,966 27,881
Fennec Pharmaceuticals, Inc. * (Canada)  1,271 6,355
First Advantage Corp. * 1,605 31,859
Foghorn Therapeutics, Inc. * 825 7,681
Forrester Research, Inc. * 904 16,281
Fractyl Health, Inc. * 1,133 2,866
Fresh Del Monte Produce, Inc. 2,580 76,213
Fulcrum Therapeutics, Inc. * 2,641 9,428
Fulgent Genetics, Inc. * 1,496 32,508
GeneDx Holdings Corp. * 877 37,220
Generation Bio Co. * 3,576 8,833
GEO Group, Inc. * 9,633 123,784
Geron Corp. * 13,279 60,287
Glanbia PLC (Ireland)  73,023 1,285,124
Graham Holdings Co. Class B  258 212,004
Green Dot Corp. Class A * 2,700 31,617
Gyre Therapeutics, Inc. * 520 6,521
Hackett Group, Inc. 94 2,469
Hain Celestial Group, Inc. * 6,738 58,149
Harvard Bioscience, Inc. * 1,891 5,087
Healthcare Services Group, Inc. * 5,755 64,283
Heidrick & Struggles International, Inc. 1,562 60,699
Helen of Troy Ltd. * 1,749 108,176
Herbalife Ltd. * 2,666 19,169
Herc Holdings, Inc. 2,962 472,232
Heron Therapeutics, Inc. * 8,526 16,967
Hertz Global Holdings, Inc. * 9,907 32,693
HF Foods Group, Inc. * 3,128 11,167

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
HilleVax, Inc. * 1,940 $ 3,414
Honest Co., Inc. * 3,816 13,623
ICU Medical, Inc. * 1,646 299,934
IGM Biosciences, Inc. * 155 2,564
ImmunityBio, Inc. * 2,637 9,810
Information Services Group, Inc. 3,763 12,418
Ingles Markets, Inc. Class A  1,104 82,358
Inhibrx Biosciences, Inc. * 362 5,669
Inmode Ltd. * 5,276 89,428
Innovage Holding Corp. * 857 5,142
Innoviva, Inc. * 3,933 75,946
Inogen, Inc. * 1,804 17,499
Inovio Pharmaceuticals, Inc. * 2,126 12,288
Inozyme Pharma, Inc. * 3,690 19,299
Integer Holdings Corp. * 776 100,880
Integra LifeSciences Holdings Corp. * 5,230 95,029
Intellia Therapeutics, Inc. * 7,355 151,145
Invivyd, Inc. * 6,550 6,681
Ironwood Pharmaceuticals, Inc. * 7,275 29,973
iTeos Therapeutics, Inc. * 2,145 21,900
John Wiley & Sons, Inc. Class A  1,318 63,594
Kelly Services, Inc. Class A  2,457 52,604
Kforce, Inc. 21,162 1,300,405
Kodiak Sciences, Inc. * 3,079 8,036
Korn Ferry 4,039 303,894
Korro Bio, Inc. * 371 12,399
Kyverna Therapeutics, Inc. * 529 2,587
Laureate Education, Inc. 2,159 35,861
LENZ Therapeutics, Inc. 1,039 24,666
Lexeo Therapeutics, Inc. * 61 551
Lexicon Pharmaceuticals, Inc. * 6,133 9,629
Lifecore Biomedical, Inc. * 1,550 7,642
LifeStance Health Group, Inc. * 5,655 39,585
Ligand Pharmaceuticals, Inc. * 1,303 130,417
Limoneira Co. 1,191 31,562
Lincoln Educational Services Corp. * 1,987 23,725
LivaNova PLC * 3,924 206,167
Lyell Immunopharma, Inc. * 13,287 18,336
MannKind Corp. * 4,592 28,884
MarketWise, Inc. 4,670 3,121
Marqeta, Inc. Class A * 4,846 23,842
Matthews International Corp. Class A  2,223 51,574
MaxCyte, Inc. * 7,857 30,564
Medifast, Inc. 780 14,929
MeiraGTx Holdings PLC * 1,011 4,216
Mersana Therapeutics, Inc. * 3,840 7,258
MiMedx Group, Inc. * 4,835 28,575
Mineralys Therapeutics, Inc. * 1,801 21,810
Mission Produce, Inc. * 2,926 37,511
Mister Car Wash, Inc. * 1,124 7,317
ModivCare, Inc. * 393 5,612
Monro, Inc. 2,209 63,752
Monte Rosa Therapeutics, Inc. * 3,076 16,303
Myriad Genetics, Inc. * 6,854 187,731
Nano-X Imaging Ltd. * (Israel)  256 1,556
National HealthCare Corp. 957 120,362
Natural Grocers by Vitamin Cottage, Inc.
Class C  547 16,240
Nature's Sunshine Products, Inc. * 726 9,888
Nautilus Biotechnology, Inc. SPAC * 3,897 11,106
Nektar Therapeutics * 14,736 19,157
Neogen Corp. * 16,752 281,601
NeoGenomics, Inc. * 8,978 132,426
Neurogene, Inc. * 403 16,910
a Shares Value
Nevro Corp. * 2,714 $ 15,171
Nkarta, Inc. * 4,237 19,151
Novavax, Inc. * 2,373 29,971
Nurix Therapeutics, Inc. * 1,533 34,447
Nuvation Bio, Inc. * 14,379 32,928
Olaplex Holdings, Inc. * 10,978 25,798
Olema Pharmaceuticals, Inc. * 2,381 28,429
Omeros Corp. * 3,099 12,303
OmniAb, Inc. * 5,855 24,767
Omnicell, Inc. * 3,493 152,295
OPKO Health, Inc. * 24,202 36,061
Option Care Health, Inc. * 7,012 219,476
OraSure Technologies, Inc. * 5,422 23,152
Orchestra BioMed Holdings, Inc. * 993 5,104
Organogenesis Holdings, Inc. * 4,820 13,785
ORIC Pharmaceuticals, Inc. * 3,749 38,427
Orthofix Medical, Inc. * 2,634 41,143
OrthoPediatrics Corp. * 1,193 32,342
Outlook Therapeutics, Inc. * 396 2,115
Owens & Minor, Inc. * 4,896 76,818
Pacific Biosciences of California, Inc. * 21,261 36,144
Pacira BioSciences, Inc. * 3,165 47,633
Patterson Cos., Inc. 5,043 110,139
Payoneer Global, Inc. * 3,443 25,926
Paysafe Ltd. * 2,527 56,681
Pediatrix Medical Group, Inc. * 6,410 74,292
PepGen, Inc. * 199 1,701
Perdoceo Education Corp. 3,671 81,643
Performant Financial Corp. * 2,025 7,574
Perspective Therapeutics, Inc. * 687 9,171
PetIQ, Inc. * 1,795 55,232
Phathom Pharmaceuticals, Inc. * 2,077 37,552
Phibro Animal Health Corp. Class A  1,237 27,857
Pliant Therapeutics, Inc. * 4,437 49,739
Poseida Therapeutics, Inc. * 3,910 11,183
Precigen, Inc. * 9,882 9,359
Prelude Therapeutics, Inc. * 1,033 2,138
Prestige Consumer Healthcare, Inc. * 3,787 273,043
Primo Water Corp. 10,724 270,781
PROG Holdings, Inc. 2,695 130,681
ProKidney Corp. * 960 1,843
Prothena Corp. PLC * (Ireland)  1,396 23,355
PTC Therapeutics, Inc. * 1,359 50,419
Puma Biotechnology, Inc. * 2,060 5,253
Pyxis Oncology, Inc. * 3,804 13,961
Q32 Bio, Inc. * 443 19,767
Quad/Graphics, Inc. 1,247 5,661
Quanex Building Products Corp. 3,382 93,851
Quanterix Corp. * 2,266 29,367
Quantum-Si, Inc. * 7,747 6,834
Quipt Home Medical Corp. * 2,331 6,807
Rapport Therapeutics, Inc. * 296 6,062
RAPT Therapeutics, Inc. * 2,479 4,983
REGENXBIO, Inc. * 3,631 38,089
Regulus Therapeutics, Inc. * 3,787 5,946
Relay Therapeutics, Inc. * 7,770 55,012
Renovaro, Inc. * 1,802 871
Repay Holdings Corp. * 6,958 56,777
Replimune Group, Inc. * 4,631 50,756
Resources Connection, Inc. 2,228 21,612
REVOLUTION Medicines, Inc. * 4,087 185,345
Rigel Pharmaceuticals, Inc. * 176 2,848
Sage Therapeutics, Inc. * 4,334 31,291
Savara, Inc. * 1,734 7,352

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Scholar Rock Holding Corp. * 626 $ 5,014
Scilex Holding Co. * 6,965 6,440
Select Medical Holdings Corp. 2,624 91,499
Seneca Foods Corp. Class A * 359 22,376
Sezzle, Inc. * 15 2,559
Shattuck Labs, Inc. * 1,234 4,307
SI-BONE, Inc. * 516 7,214
SIGA Technologies, Inc. 983 6,635
Skye Bioscience, Inc. * 1,142 4,465
Solid Biosciences, Inc. * 1,689 11,772
Sonida Senior Living, Inc. * 125 3,343
SoundThinking, Inc. * 235 2,724
SpartanNash Co. 2,543 56,989
Spyre Therapeutics, Inc. * 2,368 69,643
Sterling Check Corp. * 1,049 17,539
StoneCo Ltd. Class A * (Brazil)  10,650 119,919
Strategic Education, Inc. 1,715 158,723
Summit Therapeutics, Inc. * 329 7,205
Supernus Pharmaceuticals, Inc. * 3,602 112,310
Surgery Partners, Inc. * 5,910 190,538
Surmodics, Inc. * 368 14,271
Sutro Biopharma, Inc. * 6,363 22,016
Tactile Systems Technology, Inc. * 1,720 25,129
Tejon Ranch Co. * 1,556 27,308
Teladoc Health, Inc. * 11,058 101,512
Tenaya Therapeutics, Inc. * 3,623 6,992
Terns Pharmaceuticals, Inc. * 4,018 33,510
Theravance Biopharma, Inc. * 2,804 22,600
Third Harmonic Bio, Inc. * 1,448 19,620
Tourmaline Bio, Inc. 1,836 47,204
Travere Therapeutics, Inc. * 5,686 79,547
TreeHouse Foods, Inc. * 3,642 152,891
Trevi Therapeutics, Inc. * 2,005 6,697
TrueBlue, Inc. * 2,342 18,478
TScan Therapeutics, Inc. * 1,132 5,637
Turning Point Brands, Inc. 179 7,724
United Natural Foods, Inc. * 4,509 75,841
Universal Corp. 1,846 98,041
UroGen Pharma Ltd. * 597 7,582
USANA Health Sciences, Inc. * 843 31,967
Utah Medical Products, Inc. 196 13,114
Utz Brands, Inc. 1,595 28,231
Vanda Pharmaceuticals, Inc. * 4,297 20,153
Varex Imaging Corp. * 2,998 35,736
Vector Group Ltd. 9,598 143,202
Ventyx Biosciences, Inc. * 4,765 10,388
Veracyte, Inc. * 5,876 200,019
Veru, Inc. * 3,542 2,724
Verve Therapeutics, Inc. * 5,584 27,027
Village Super Market, Inc. Class A  644 20,473
Vir Biotechnology, Inc. * 6,700 50,183
Viridian Therapeutics, Inc. * 1,298 29,529
Voyager Therapeutics, Inc. * 3,599 21,054
Waldencast PLC Class A * 1,635 5,951
WaVe Life Sciences Ltd. * 864 7,085
Weis Markets, Inc. 1,237 85,266
Werewolf Therapeutics, Inc. * 1,770 3,752
Willdan Group, Inc. * 957 39,189
WillScot Holdings Corp. * 61,906 2,327,666
XBiotech, Inc. * 1,485 11,479
Xencor, Inc. * 2,474 49,752
XOMA Royalty Corp. * 203 5,375
Zentalis Pharmaceuticals, Inc. * 4,456 16,398
Zevra Therapeutics, Inc. * 1,427 9,903
a Shares Value
Zimvie, Inc. * 2,183 $ 34,644
Zymeworks, Inc. * 4,305 54,028
25,551,659
Energy - 4.8%
spacing
Aemetis, Inc. * 2,873 6,608
Amplify Energy Corp. * 3,097 20,223
Arch Resources, Inc. 1,348 186,240
Aris Water Solutions, Inc. Class A  1,944 32,795
Berry Corp. 3,897 20,031
Borr Drilling Ltd. * (Mexico)  18,163 99,715
Bristow Group, Inc. * 1,893 65,668
California Resources Corp. 5,301 278,143
CNX Resources Corp. * 11,425 372,112
Comstock Resources, Inc. 7,058 78,556
CONSOL Energy, Inc. 2,251 235,567
Crescent Energy Co. Class A  8,134 89,067
CVR Energy, Inc. 328 7,554
Delek U.S. Holdings, Inc. 3,491 65,456
Diversified Energy Co. PLC ~ 3,381 38,476
DMC Global, Inc. * 1,207 15,667
DNOW, Inc. * 8,075 104,410
Drilling Tools International Corp. * 755 2,816
Energy Vault Holdings, Inc. * 8,158 7,832
Evolution Petroleum Corp. 1,159 6,154
Excelerate Energy, Inc. Class A  1,392 30,638
Expro Group Holdings NV * 7,258 124,620
Forum Energy Technologies, Inc. * 832 12,863
Freyr Battery, Inc. * (Norway)  8,670 8,411
FuelCell Energy, Inc. * 39,756 15,107
FutureFuel Corp. 2,079 11,954
Geospace Technologies Corp. * 972 10,050
Golar LNG Ltd. (Cameroon)  7,586 278,861
Granite Ridge Resources, Inc. 3,556 21,123
Green Plains, Inc. * 4,812 65,154
Gulfport Energy Corp. * 475 71,891
Hallador Energy Co. * 2,083 19,643
Helix Energy Solutions Group, Inc. * 8,990 99,789
Helmerich & Payne, Inc. 7,467 227,146
HighPeak Energy, Inc. 1,157 16,059
Hunting PLC (United Kingdom)  279,622 1,410,842
Innovex International, Inc. * 2,497 36,656
Kinetik Holdings, Inc. 2,660 120,392
Kodiak Gas Services, Inc. 1,094 31,726
Liberty Energy, Inc. 11,750 224,307
Magnolia Oil & Gas Corp. Class A  1,078 26,325
Mammoth Energy Services, Inc. * 2,249 9,198
Matrix Service Co. * 1,924 22,184
Murphy Oil Corp. 11,372 383,691
Nabors Industries Ltd. * 491 31,655
NACCO Industries, Inc. Class A  223 6,322
Natural Gas Services Group, Inc. * 614 11,734
Newpark Resources, Inc. * 6,323 43,818
Noble Corp. PLC 3,718 134,368
Northern Oil & Gas, Inc. 7,250 256,722
Oil States International, Inc. * 4,821 22,177
Par Pacific Holdings, Inc. * 4,260 74,976
Patterson-UTI Energy, Inc. 30,193 230,976
PBF Energy, Inc. Class A  8,028 248,467
Peabody Energy Corp. 9,711 257,730
Plug Power, Inc. * 52,341 118,291
PrimeEnergy Resources Corp. * 39 5,374
ProFrac Holding Corp. Class A * 1,449 9,839
ProPetro Holding Corp. * 6,953 53,260

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ranger Energy Services, Inc. 1,087 $ 12,946
REX American Resources Corp. * 888 41,106
Riley Exploration Permian, Inc. 722 19,126
Ring Energy, Inc. * 11,972 19,155
RPC, Inc. 6,632 42,180
SandRidge Energy, Inc. 2,456 30,037
SEACOR Marine Holdings, Inc. * 1,677 16,183
Seadrill Ltd. * (Norway)  3,728 148,151
Select Water Solutions, Inc. 7,089 78,901
Sitio Royalties Corp. Class A  5,926 123,498
SM Energy Co. 7,429 296,937
Solaris Energy Infrastructure, Inc. 1,968 25,112
Stem, Inc. * 13,223 4,604
SunCoke Energy, Inc. 6,482 56,264
Sunnova Energy International, Inc. * 8,233 80,189
Sunrun, Inc. * 16,781 303,065
Talos Energy, Inc. * 11,319 117,152
TechnipFMC PLC (United Kingdom)  18,919 496,245
TPI Composites, Inc. * 3,664 16,671
Transocean Ltd. * 56,165 238,701
VAALCO Energy, Inc. 7,139 40,978
Valaris Ltd. * 1,748 97,451
Veren, Inc. (Canada)  630,554 3,883,704
Vital Energy, Inc. * 2,256 60,686
Vitesse Energy, Inc. 1,835 44,077
Warrior Met Coal, Inc. 3,983 254,514
13,065,062
Financial - 34.3%
spacing
1st Source Corp. 1,462 87,545
Acadia Realty Trust REIT 8,165 191,714
ACNB Corp. 623 27,206
AFC Gamma, Inc. REIT 1,313 13,406
AG Mortgage Investment Trust, Inc. REIT 2,273 17,070
Alerus Financial Corp. 1,328 30,385
Alexander & Baldwin, Inc. REIT 84,000 1,612,800
Alpine Income Property Trust, Inc. REIT 958 17,436
AlTi Global, Inc. * 2,842 10,629
Amalgamated Financial Corp. 1,457 45,706
Ambac Financial Group, Inc. * 3,311 37,116
Amerant Bancorp, Inc. 2,258 48,253
American Assets Trust, Inc. REIT 3,770 100,734
American Coastal Insurance Corp.
Class C * 1,109 12,498
American Healthcare REIT, Inc. 6,367 166,179
American Realty Investors, Inc. * 134 2,350
Ameris Bancorp 5,201 324,490
AMERISAFE, Inc. 807 39,002
Ames National Corp. 625 11,394
Angel Oak Mortgage REIT, Inc. 796 8,302
Anywhere Real Estate, Inc. * 7,571 38,461
Apartment Investment & Management Co.
Class A REIT * 5,920 53,517
Apollo Commercial Real Estate Finance,
Inc. REIT 11,475 105,455
Apple Hospitality REIT, Inc. 17,950 266,558
Arbor Realty Trust, Inc. REIT 10,506 163,473
ARES Commercial Real Estate Corp. REIT 4,481 31,367
Armada Hoffler Properties, Inc. REIT 4,683 50,717
ARMOUR Residential REIT, Inc. 3,794 77,398
Arrow Financial Corp. 1,289 36,943
Associated Banc-Corp. 11,841 255,055
Atlantic Union Bankshares Corp. 43,941 1,655,257
Atlanticus Holdings Corp. * 471 16,523
a Shares Value
Axos Financial, Inc. * 3,775 $ 237,372
Banc of California, Inc. 10,561 155,564
BancFirst Corp. 1,356 142,719
Banco Latinoamericano de Comercio
Exterior SA (Panama)  2,229 72,420
Bancorp, Inc. * 201 10,754
Bank First Corp. 726 65,848
Bank of Hawaii Corp. 3,034 190,444
Bank of Marin Bancorp 1,150 23,104
Bank of NT Butterfield & Son Ltd.
(Bermuda)  3,646 134,464
Bank7 Corp. 332 12,440
BankUnited, Inc. 5,833 212,555
Bankwell Financial Group, Inc. 517 15,484
Banner Corp. 2,664 158,668
Bar Harbor Bankshares 1,157 35,682
BayCom Corp. 914 21,680
BCB Bancorp, Inc. 1,172 14,462
Berkshire Hills Bancorp, Inc. 3,240 87,253
BGC Group, Inc. Class A  24,111 221,339
Bit Digital, Inc. * 9,436 33,120
Blackstone Mortgage Trust, Inc.
Class A REIT 13,593 258,403
Blue Foundry Bancorp * 1,357 13,909
Bowhead Specialty Holdings, Inc. * 404 11,316
Braemar Hotels & Resorts, Inc. REIT 5,022 15,518
Brandywine Realty Trust REIT 13,035 70,910
Bread Financial Holdings, Inc. 26,057 1,239,792
Bridgewater Bancshares, Inc. * 1,636 23,182
BrightSpire Capital, Inc. REIT 10,489 58,738
Broadstone Net Lease, Inc. REIT 14,674 278,072
Brookfield Business Corp. Class A (Canada)  2,122 53,750
Brookline Bancorp, Inc. 6,676 67,361
BRT Apartments Corp. REIT 829 14,574
Burford Capital Ltd. 15,424 204,522
Burke & Herbert Financial Services Corp. 1,023 62,393
Business First Bancshares, Inc. 1,873 48,080
Byline Bancorp, Inc. 2,502 66,979
Cadence Bank 13,054 415,770
California BanCorp * 1,847 27,317
Camden National Corp. 32,970 1,362,320
Cannae Holdings, Inc. 4,309 82,130
Capital Bancorp, Inc. 736 18,923
Capital City Bank Group, Inc. 1,057 37,302
Capitol Federal Financial, Inc. 9,109 53,197
CareTrust REIT, Inc. 10,149 313,198
Carter Bankshares, Inc. * 1,770 30,780
Cathay General Bancorp 5,228 224,543
CBL & Associates Properties, Inc. REIT 612 15,422
Centerspace REIT 1,165 82,098
Central Pacific Financial Corp. 1,675 49,429
Chatham Lodging Trust REIT 3,891 33,151
Chemung Financial Corp. 265 12,725
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,220 18,922
Chimera Investment Corp. REIT 6,271 99,270
ChoiceOne Financial Services, Inc. 681 21,050
Cipher Mining, Inc. * 4,460 17,260
Citizens & Northern Corp. 1,132 22,289
Citizens Financial Services, Inc. 291 17,096
City Holding Co. 1,029 120,794
City Office REIT, Inc. 3,199 18,682
Civista Bancshares, Inc. 1,219 21,723
Claros Mortgage Trust, Inc. REIT 6,730 50,408

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Clipper Realty, Inc. REIT 107 $ 610
CNB Financial Corp. 1,545 37,173
CNO Financial Group, Inc. 116,515 4,089,677
Coastal Financial Corp. * 44 2,376
Colony Bankcorp, Inc. 1,369 21,247
Columbia Banking System, Inc. 183,233 4,784,214
Columbia Financial, Inc. * 1,897 32,382
Community Financial System, Inc. 4,036 234,371
Community Healthcare Trust, Inc. REIT 1,989 36,100
Community Trust Bancorp, Inc. 1,178 58,499
Community West Bancshares 1,304 25,115
Compass Diversified Holdings 5,264 116,492
ConnectOne Bancorp, Inc. 2,814 70,491
Consumer Portfolio Services, Inc. * 571 5,356
COPT Defense Properties REIT 8,795 266,752
Core Scientific, Inc. * 3,029 35,924
CrossFirst Bankshares, Inc. * 3,588 59,884
CTO Realty Growth, Inc. REIT 1,796 34,160
Cushman & Wakefield PLC * 9,645 131,461
Customers Bancorp, Inc. * 2,277 105,767
CVB Financial Corp. 10,202 181,800
Diamond Hill Investment Group, Inc. 30 4,848
DiamondRock Hospitality Co. REIT 16,578 144,726
Dime Community Bancshares, Inc. 2,679 77,155
Diversified Healthcare Trust REIT 17,251 72,282
Donegal Group, Inc. Class A  1,192 17,570
Douglas Emmett, Inc. REIT 10,483 184,186
Dynex Capital, Inc. REIT 5,674 72,400
Eagle Bancorp, Inc. 2,335 52,724
Easterly Government Properties, Inc. REIT 7,401 100,506
Eastern Bankshares, Inc. 14,791 242,424
Ellington Financial, Inc. REIT 6,492 83,682
Elme Communities REIT 6,736 118,486
Empire State Realty Trust, Inc.
Class A REIT 10,629 117,769
Employers Holdings, Inc. 1,868 89,608
Enact Holdings, Inc. 2,414 87,701
Encore Capital Group, Inc. * 1,864 88,111
Enova International, Inc. * 1,996 167,245
Enstar Group Ltd. * 990 318,374
Enterprise Bancorp, Inc. 817 26,111
Enterprise Financial Services Corp. 2,856 146,399
Equity Bancshares, Inc. Class A  1,147 46,889
Equity Commonwealth REIT * 8,105 161,290
Esquire Financial Holdings, Inc. 54 3,521
ESSA Bancorp, Inc. 632 12,147
Essent Group Ltd. 8,093 520,299
Essential Properties Realty Trust, Inc. REIT 13,755 469,733
F&G Annuities & Life, Inc. 1,026 45,883
Farmers & Merchants Bancorp, Inc. 983 27,180
Farmers National Banc Corp. 2,741 41,444
Farmland Partners, Inc. REIT 3,385 35,373
FB Financial Corp. 2,768 129,902
Federal Agricultural Mortgage Corp. Class C  101 18,928
Fidelis Insurance Holdings Ltd. (United
Kingdom)  4,104 74,118
Fidelity D&D Bancorp, Inc. 346 17,072
Financial Institutions, Inc. 1,217 30,997
First BanCorp 11,105 235,093
First Bancorp, Inc. 759 19,977
First Bancorp/Southern Pines NC 48,392 2,012,623
First Bancshares, Inc. 2,339 75,152
First Bank 1,679 25,521
First Busey Corp. 4,199 109,258
a Shares Value
First Business Financial Services, Inc. 635 $ 28,950
First Commonwealth Financial Corp. 105,075 1,802,036
First Community Bankshares, Inc. 1,315 56,742
First Financial Bancorp 7,467 188,392
First Financial Corp. 895 39,246
First Financial Northwest, Inc. 561 12,634
First Foundation, Inc. 3,406 21,253
First Internet Bancorp 420 14,389
First Interstate BancSystem, Inc. Class A  140,041 4,296,458
First Merchants Corp. 4,630 172,236
First Mid Bancshares, Inc. 1,765 68,676
First of Long Island Corp. 1,533 19,730
First Western Financial, Inc. * 383 7,660
Five Star Bancorp 1,276 37,935
Flushing Financial Corp. 2,121 30,924
Forge Global Holdings, Inc. * 8,206 10,750
Four Corners Property Trust, Inc. REIT 7,066 207,104
Franklin BSP Realty Trust, Inc. REIT 6,359 83,049
Franklin Street Properties Corp. REIT 7,721 13,666
FRP Holdings, Inc. * 959 28,636
FS Bancorp, Inc. 558 24,825
FTAI Infrastructure, Inc. 7,785 72,868
Fulton Financial Corp. 13,696 248,308
FVCBankcorp, Inc. * 1,191 15,543
GCM Grosvenor, Inc. Class A  581 6,577
Genworth Financial, Inc. * 33,238 227,680
German American Bancorp, Inc. 47,644 1,846,205
Getty Realty Corp. REIT 3,796 120,751
Glacier Bancorp, Inc. 8,810 402,617
Gladstone Commercial Corp. REIT 2,735 44,416
Gladstone Land Corp. REIT 2,508 34,861
Global Medical REIT, Inc. 4,706 46,636
Global Net Lease, Inc. REIT 15,429 129,912
GoHealth, Inc. Class A * 500 4,690
Granite Point Mortgage Trust, Inc. REIT 4,000 12,680
Great Southern Bancorp, Inc. 646 37,022
Greenlight Capital Re Ltd. Class A * 2,271 30,999
Guaranty Bancshares, Inc. 609 20,937
HA Sustainable Infrastructure Capital, Inc. 8,666 298,717
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  3,115 60,244
Hancock Whitney Corp. 6,825 349,235
Hanmi Financial Corp. 2,366 44,008
Hanover Insurance Group, Inc. 24,134 3,574,487
HarborOne Bancorp, Inc. 3,033 39,368
HBT Financial, Inc. 1,050 22,974
Heartland Financial USA, Inc. 3,284 186,203
Heritage Commerce Corp. 4,576 45,211
Heritage Financial Corp. 2,710 58,997
Heritage Insurance Holdings, Inc. * 1,724 21,102
Highwoods Properties, Inc. REIT 38,278 1,282,696
Hilltop Holdings, Inc. 3,654 117,513
Hingham Institution For Savings 117 28,467
Hippo Holdings, Inc. * 1,503 25,371
Home Bancorp, Inc. 586 26,124
Home BancShares, Inc. 14,936 404,616
HomeStreet, Inc. 1,528 24,081
HomeTrust Bancshares, Inc. 1,215 41,407
Hope Bancorp, Inc. 9,168 115,150
Horace Mann Educators Corp. 77,998 2,726,030
Horizon Bancorp, Inc. 3,367 52,357
Hudson Pacific Properties, Inc. REIT 10,579 50,568
Hut 8 Corp. * (Canada)  6,144 75,325
Independence Realty Trust, Inc. REIT 17,534 359,447

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Independent Bank Corp. (IBCP US) 1,629 $ 54,327
Independent Bank Corp. (INDB US) 3,283 194,124
Independent Bank Group, Inc. 2,787 160,698
Industrial Logistics Properties Trust REIT 4,826 22,972
Innovative Industrial Properties, Inc. REIT 2,192 295,043
International Bancshares Corp. 4,236 253,270
InvenTrust Properties Corp. REIT 5,312 150,701
Invesco Mortgage Capital, Inc. REIT 3,791 35,597
Investar Holding Corp. 711 13,793
Investors Title Co. 96 22,061
Jackson Financial, Inc. Class A  4,627 422,121
James River Group Holdings Ltd. 2,573 16,133
JBG SMITH Properties REIT 5,334 93,238
John Marshall Bancorp, Inc. 1,009 19,958
Kearny Financial Corp. 3,956 27,178
Kennedy-Wilson Holdings, Inc. 8,653 95,616
Kite Realty Group Trust REIT 71,551 1,900,395
KKR Real Estate Finance Trust, Inc. REIT 3,181 39,285
Ladder Capital Corp. REIT 9,708 112,613
Lakeland Financial Corp. 1,787 116,369
LCNB Corp. 947 14,271
Legacy Housing Corp. * 707 19,336
Lemonade, Inc. * 759 12,516
LendingClub Corp. * 8,587 98,149
LendingTree, Inc. * 60 3,482
LINKBANCORP, Inc. 1,711 10,968
Live Oak Bancshares, Inc. 371 17,574
LTC Properties, Inc. REIT 3,310 121,444
LXP Industrial Trust REIT 22,481 225,934
Macerich Co. REIT 16,795 306,341
Maiden Holdings Ltd. * 7,232 12,801
MARA Holdings, Inc. * 3,812 61,831
Marcus & Millichap, Inc. 1,817 72,008
Maui Land & Pineapple Co., Inc. * 134 3,008
MBIA, Inc. * 3,528 12,595
McGrath RentCorp 28,677 3,019,115
Medallion Financial Corp. 1,545 12,576
Mercantile Bank Corp. 1,241 54,257
Merchants Bancorp 1,420 63,843
Mercury General Corp. 1,854 116,765
Metrocity Bankshares, Inc. 1,392 42,623
Metropolitan Bank Holding Corp. * 800 42,064
MFA Financial, Inc. REIT 8,064 102,574
Mid Penn Bancorp, Inc. 1,141 34,036
Middlefield Banc Corp. 593 17,078
Midland States Bancorp, Inc. 1,662 37,196
MidWestOne Financial Group, Inc. 1,143 32,610
Mr. Cooper Group, Inc. * 3,202 295,160
MVB Financial Corp. 815 15,778
National Bank Holdings Corp. Class A  2,890 121,669
National Bankshares, Inc. 366 10,943
National Health Investors, Inc. REIT 3,260 274,036
Navient Corp. 6,462 100,743
NB Bancorp, Inc. * 3,045 56,515
NBT Bancorp, Inc. 3,565 157,680
Nelnet, Inc. Class A  1,129 127,893
NET Lease Office Properties REIT 1,203 36,836
NETSTREIT Corp. REIT 4,639 76,683
New York Community Bancorp, Inc. 19,449 218,412
New York Mortgage Trust, Inc. REIT 6,885 43,582
Newmark Group, Inc. Class A  10,467 162,553
NewtekOne, Inc. 1,846 23,001
NexPoint Diversified Real Estate Trust REIT 2,309 14,431
Nexpoint Real Estate Finance, Inc. REIT 599 9,362
a Shares Value
NexPoint Residential Trust, Inc. REIT 1,780 $ 78,338
NI Holdings, Inc. * 631 9,894
Nicolet Bankshares, Inc. 774 74,018
NMI Holdings, Inc. * 5,693 234,495
Northeast Bank 547 42,190
Northeast Community Bancorp, Inc. 1,070 28,302
Northfield Bancorp, Inc. 2,983 34,603
Northrim BanCorp, Inc. 460 32,761
Northwest Bancshares, Inc. 10,076 134,817
Norwood Financial Corp. 523 14,424
Oak Valley Bancorp 542 14,401
OceanFirst Financial Corp. 4,412 82,019
Offerpad Solutions, Inc. * 710 2,883
OFG Bancorp 3,576 160,634
Old National Bancorp 24,819 463,123
Old Second Bancorp, Inc. 3,389 52,835
One Liberty Properties, Inc. REIT 1,297 35,719
Onity Group, Inc. * 531 16,960
Orange County Bancorp, Inc. 416 25,093
Orchid Island Capital, Inc. REIT 5,427 44,610
Origin Bancorp, Inc. 2,242 72,103
Orion Office REIT, Inc. 4,132 16,528
Orrstown Financial Services, Inc. 1,420 51,063
Outfront Media, Inc. REIT 6,978 128,256
Pacific Premier Bancorp, Inc. 7,455 187,568
Pagseguro Digital Ltd. Class A * (Brazil)  7,087 61,019
Paramount Group, Inc. REIT 14,505 71,365
Park National Corp. 1,119 187,970
Parke Bancorp, Inc. 881 18,413
Pathward Financial, Inc. 1,407 92,876
PCB Bancorp 910 17,099
Peakstone Realty Trust REIT 2,799 38,150
Peapack-Gladstone Financial Corp. 1,295 35,496
Pebblebrook Hotel Trust REIT 9,199 121,703
PennyMac Financial Services, Inc. 957 109,069
PennyMac Mortgage Investment Trust REIT 7,034 100,305
Peoples Bancorp of North Carolina, Inc. 357 9,064
Peoples Bancorp, Inc. 46,451 1,397,711
Peoples Financial Services Corp. 534 25,034
Phillips Edison & Co., Inc. REIT 8,084 304,848
Piedmont Office Realty Trust, Inc.
Class A REIT 9,775 98,728
Pioneer Bancorp, Inc. * 824 9,039
Plumas Bancorp 449 18,310
Plymouth Industrial REIT, Inc. 3,156 71,326
Ponce Financial Group, Inc. * 1,407 16,448
Postal Realty Trust, Inc. Class A REIT 680 9,955
PotlatchDeltic Corp. REIT 6,139 276,562
PRA Group, Inc. * 3,002 67,125
Preferred Bank 720 57,780
Premier Financial Corp. 2,787 65,439
Primis Financial Corp. 1,761 21,449
Princeton Bancorp, Inc. 418 15,458
ProAssurance Corp. * 3,939 59,243
Provident Bancorp, Inc. * 1,098 11,847
Provident Financial Services, Inc. 7,768 144,174
QCR Holdings, Inc. 1,307 96,757
Radian Group, Inc. 8,828 306,243
RBB Bancorp 1,394 32,090
RE/MAX Holdings, Inc. Class A * 1,377 17,144
Ready Capital Corp. REIT 13,073 99,747
Red River Bancshares, Inc. 333 17,316
Redwood Trust, Inc. REIT 10,361 80,091
Regional Management Corp. 641 20,967

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Renasant Corp. 4,409 $ 143,293
Republic Bancorp, Inc. Class A  643 41,988
Retail Opportunity Investments Corp. REIT 9,553 150,269
Riot Platforms, Inc. * 19,050 141,351
RLJ Lodging Trust REIT 12,076 110,858
RMR Group, Inc. Class A  1,300 32,994
Roadzen, Inc. * 1,699 2,022
S&T Bancorp, Inc. 3,013 126,456
Sabra Health Care REIT, Inc. 17,937 333,808
Safehold, Inc. REIT 4,049 106,205
Safety Insurance Group, Inc. 1,119 91,512
Sandy Spring Bancorp, Inc. 50,177 1,574,053
Saul Centers, Inc. REIT 61 2,560
Seacoast Banking Corp. of Florida 83,408 2,222,823
Selective Insurance Group, Inc. 739 68,949
Selectquote, Inc. * 10,840 23,523
Service Properties Trust REIT 12,835 58,528
ServisFirst Bancshares, Inc. 2,807 225,823
Seven Hills Realty Trust REIT 1,233 16,978
Shore Bancshares, Inc. 1,862 26,049
Sierra Bancorp 1,064 30,728
Silvercrest Asset Management Group, Inc.
Class A  760 13,102
Simmons First National Corp. Class A  9,637 207,581
SiriusPoint Ltd. * (Sweden)  7,203 103,291
SITE Centers Corp. REIT 3,788 229,174
Skyward Specialty Insurance Group, Inc. * 2,195 89,402
SL Green Realty Corp. REIT 5,061 352,296
SmartFinancial, Inc. 1,183 34,473
South Plains Financial, Inc. 890 30,189
Southern First Bancshares, Inc. * 595 20,278
Southern Missouri Bancorp, Inc. 723 40,842
Southern States Bancshares, Inc. 674 20,712
Southside Bancshares, Inc. 2,200 73,546
SouthState Corp. 53,616 5,210,403
STAG Industrial, Inc. REIT 8,261 322,922
Star Holdings * 999 13,826
Stellar Bancorp, Inc. 3,722 96,363
Sterling Bancorp, Inc. * 1,725 7,849
Stewart Information Services Corp. 2,085 155,833
Stock Yards Bancorp, Inc. 1,941 120,323
StoneX Group, Inc. * 1,958 160,321
Stratus Properties, Inc. * 448 11,644
Summit Hotel Properties, Inc. REIT 7,972 54,688
Sunrise Realty Trust, Inc. REIT 437 6,288
Sunstone Hotel Investors, Inc. REIT 33,126 341,860
SWK Holdings Corp. * 350 6,052
Tanger, Inc. REIT 5,128 170,147
Terawulf, Inc. * 1,516 7,095
Terreno Realty Corp. REIT 7,363 492,069
Texas Capital Bancshares, Inc. * 3,568 254,969
Third Coast Bancshares, Inc. * 916 24,521
Timberland Bancorp, Inc. 587 17,763
Tiptree, Inc. 1,631 31,919
Tompkins Financial Corp. 962 55,594
Towne Bank 5,500 181,830
TPG RE Finance Trust, Inc. REIT 4,778 40,756
Transcontinental Realty Investors, Inc.
REIT * 96 2,764
TriCo Bancshares 46,071 1,964,928
Triumph Financial, Inc. * 165 13,124
TrustCo Bank Corp. 1,378 45,570
Trustmark Corp. 4,795 152,577
TWFG, Inc. * 270 7,322
a Shares Value
Two Harbors Investment Corp. REIT 8,064 $ 111,928
UMB Financial Corp. 3,538 371,879
UMH Properties, Inc. REIT 4,311 84,797
United Bankshares, Inc. 10,362 384,430
United Community Banks, Inc. 9,301 270,473
United Fire Group, Inc. 1,640 34,325
Uniti Group, Inc. REIT 18,400 103,776
Unity Bancorp, Inc. 614 20,913
Universal Health Realty Income Trust REIT 141 6,451
Universal Insurance Holdings, Inc. 1,670 37,007
Univest Financial Corp. 2,309 64,975
Urban Edge Properties REIT 9,719 207,889
USCB Financial Holdings, Inc. 586 8,937
Valley National Bancorp 33,408 302,676
Velocity Financial, Inc. * 741 14,531
Veris Residential, Inc. REIT 5,994 107,053
Veritex Holdings, Inc. 4,153 109,307
Victory Capital Holdings, Inc. Class A  49,058 2,717,813
Virginia National Bankshares Corp. 327 13,620
Virtus Investment Partners, Inc. 112 23,458
WaFd, Inc. 5,226 182,126
Walker & Dunlop, Inc. 702 79,740
Washington Trust Bancorp, Inc. 1,228 39,554
Waterstone Financial, Inc. 1,173 17,243
WesBanco, Inc. 4,468 133,057
West BanCorp, Inc. 1,131 21,500
Westamerica BanCorp 1,971 97,407
Whitestone REIT 3,986 53,931
World Acceptance Corp. * 31 3,657
WSFS Financial Corp. 78,304 3,992,721
Xenia Hotels & Resorts, Inc. REIT 7,995 118,086
93,256,855
Industrial - 21.8%
spacing
908 Devices, Inc. * 1,714 5,948
AAR Corp. * 2,118 138,432
AerSale Corp. * 2,386 12,049
Air Transport Services Group, Inc. * 3,950 63,951
Albany International Corp. Class A  1,756 156,021
Allient, Inc. 941 17,870
American Woodmark Corp. * 3,574 333,990
AMMO, Inc. * 6,700 9,581
Apogee Enterprises, Inc. 1,152 80,657
Applied Optoelectronics, Inc. * 2,815 40,283
Archer Aviation, Inc. Class A * 1,365 4,136
Arcosa, Inc. 3,731 353,550
Ardmore Shipping Corp. (Ireland)  3,186 57,667
Arq, Inc. * 1,815 10,654
Aspen Aerogels, Inc. * 3,477 96,278
Astec Industries, Inc. 1,724 55,065
Astronics Corp. * 2,289 44,590
AZZ, Inc. 397 32,796
Barnes Group, Inc. 3,551 143,496
Bel Fuse, Inc. Class A  140 13,920
Bel Fuse, Inc. Class B  782 61,395
Belden, Inc. 1,463 171,361
Benchmark Electronics, Inc. 44,576 1,975,608
Bloom Energy Corp. Class A * 1,405 14,837
Boise Cascade Co. 1,607 226,555
Bridger Aerospace Group Holdings, Inc. * 1,163 2,582
Caesarstone Ltd. * 1,434 6,539
ChargePoint Holdings, Inc. * 13,557 18,573
Chart Industries, Inc. * 27,659 3,433,588
Clearwater Paper Corp. * 1,252 35,732

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Coherent Corp. * 11,796 $ 1,048,782
Columbus McKinnon Corp. 12,454 448,344
Concrete Pumping Holdings, Inc. * 2,057 11,910
Core Molding Technologies, Inc. * 678 11,668
Costamare, Inc. (Monaco)  3,129 49,188
Covenant Logistics Group, Inc. 496 26,209
CryoPort, Inc. * 426 3,455
CTS Corp. 474 22,932
DHT Holdings, Inc. 10,277 113,355
Dorian LPG Ltd. 1,436 49,427
Ducommun, Inc. * 1,076 70,833
DXP Enterprises, Inc. * 897 47,864
Eastern Co. 406 13,175
Eastman Kodak Co. * 4,960 23,411
EnerSys 257 26,227
Enpro, Inc. 1,440 233,539
Enviri Corp. * 6,098 63,053
ESCO Technologies, Inc. 995 128,335
FARO Technologies, Inc. * 1,432 27,409
FLEX LNG Ltd. (Norway)  833 21,192
Fluor Corp. * 1,151 54,914
Forward Air Corp. 1,887 66,800
Gates Industrial Corp. PLC * 89,613 1,572,708
GATX Corp. 2,741 363,045
Genco Shipping & Trading Ltd. 3,299 64,331
Gencor Industries, Inc. * 679 14,164
Gibraltar Industries, Inc. * 1,207 84,406
Golden Ocean Group Ltd. (Norway)  9,389 125,625
GoPro, Inc. Class A * 9,656 13,132
GrafTech International Ltd. * 1,555 2,053
Granite Construction, Inc. 615 48,757
Great Lakes Dredge & Dock Corp. * 4,941 52,029
Greenbrier Cos., Inc. 2,360 120,100
Greif, Inc. Class A  1,926 120,683
Greif, Inc. Class B  388 27,094
Heartland Express, Inc. 2,066 25,370
Helios Technologies, Inc. 812 38,732
Hillenbrand, Inc. 3,527 98,051
Hillman Solutions Corp. * 12,435 131,314
Hub Group, Inc. Class A  4,673 212,388
Hyster-Yale, Inc. 330 21,044
Ichor Holdings Ltd. * 1,683 53,536
Insteel Industries, Inc. 742 23,069
International Seaways, Inc. 3,104 160,042
Intuitive Machines, Inc. * 2,197 17,686
Iteris, Inc. * 427 3,049
Itron, Inc. * 353 37,704
JELD-WEN Holding, Inc. * 4,325 68,378
John Bean Technologies Corp. 2,244 221,056
John Wood Group PLC * (United Kingdom)  825,637 1,402,442
Kennametal, Inc. 5,968 154,750
Kimball Electronics, Inc. * 1,941 35,928
Knight-Swift Transportation Holdings, Inc. 35,100 1,893,645
Knowles Corp. * 249,869 4,505,138
Kratos Defense & Security Solutions, Inc. * 6,326 147,396
L.B. Foster Co. Class A * 709 14,485
Latham Group, Inc. * 3,307 22,488
Lindsay Corp. 394 49,108
Louisiana-Pacific Corp. 9,522 1,023,234
LSB Industries, Inc. * 4,042 32,498
LSI Industries, Inc. 600 9,690
Luxfer Holdings PLC (United Kingdom)  1,973 25,550
Manitowoc Co., Inc. * 2,564 24,666
Marten Transport Ltd. 3,263 57,755
a Shares Value
Masterbrand, Inc. * 9,803 $ 181,748
Materion Corp. 88 9,844
Matson, Inc. 2,631 375,233
Mayville Engineering Co., Inc. * 890 18,761
Melrose Industries PLC (United Kingdom)  273,638 1,672,356
Mercury Systems, Inc. * 4,186 154,882
Mesa Laboratories, Inc. 255 33,114
Metallus, Inc. * 3,253 48,242
MicroVision, Inc. * 7,486 8,534
Mirion Technologies, Inc. * 13,391 148,238
Mistras Group, Inc. * 1,599 18,181
Mueller Industries, Inc. 704 52,166
Mueller Water Products, Inc. Class A  222,415 4,826,406
NANO Nuclear Energy, Inc. * 245 3,530
National Presto Industries, Inc. 366 27,501
Net Power, Inc. * 1,505 10,550
NEXTracker, Inc. Class A * 2,845 106,631
NL Industries, Inc. 437 3,247
nLight, Inc. * 3,385 36,186
NN, Inc. * 3,756 14,648
Nordic American Tankers Ltd. 15,596 57,237
Northwest Pipe Co. * 627 28,297
NV5 Global, Inc. * 867 81,047
O-I Glass, Inc. * 11,953 156,823
Olympic Steel, Inc. 760 29,640
Orion Group Holdings, Inc. * 2,217 12,792
OSI Systems, Inc. * 63 9,565
Pactiv Evergreen, Inc. 2,664 30,663
PAM Transportation Services, Inc. * 364 6,734
Pangaea Logistics Solutions Ltd. 2,603 18,820
Park Aerospace Corp. 675 8,795
Park-Ohio Holdings Corp. 749 22,994
Plexus Corp. * 1,468 200,690
Primoris Services Corp. 55,667 3,233,139
Proficient Auto Logistics, Inc. * 777 11,018
Proto Labs, Inc. * 1,984 58,270
Pure Cycle Corp. * 1,309 14,098
PureCycle Technologies, Inc. * 7,511 71,355
QinetiQ Group PLC (United Kingdom)  806,593 4,860,662
Radiant Logistics, Inc. * 2,782 17,888
Ranpak Holdings Corp. * 3,317 21,660
Redwire Corp. * 1,404 9,645
Regal Rexnord Corp. 25,566 4,240,888
RXO, Inc. * 19,772 553,616
Ryerson Holding Corp. 26,883 535,241
Safe Bulkers, Inc. (Monaco)  5,039 26,102
Sanmina Corp. * 38,155 2,611,710
Scorpio Tankers, Inc. (Monaco)  3,617 257,892
Senior PLC (United Kingdom)  840,264 1,716,542
SFL Corp. Ltd. (Norway)  7,097 82,112
SmartRent, Inc. * 15,092 26,109
Smith & Wesson Brands, Inc. 3,320 43,094
Southland Holdings, Inc. * 349 1,291
Standard BioTools, Inc. * 17,559 33,889
Standex International Corp. 211 38,567
Stoneridge, Inc. * 1,929 21,586
Sturm Ruger & Co., Inc. 842 35,095
Summit Materials, Inc. Class A * 9,396 366,726
Teekay Corp. * (Bermuda)  4,394 40,425
Teekay Tankers Ltd. Class A (Canada)  1,852 107,879
Tennant Co. 801 76,928
Terex Corp. 5,123 271,058
Thermon Group Holdings, Inc. * 2,226 66,424
Timken Co. 843 71,056

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Tredegar Corp. * 1,771 $ 12,911
TriMas Corp. 2,995 76,462
Trinity Industries, Inc. 516 17,977
Triumph Group, Inc. * 5,658 72,932
TTM Technologies, Inc. * 7,759 141,602
Turtle Beach Corp. * 602 9,235
Tutor Perini Corp. * 3,365 91,393
Twin Disc, Inc. 756 9,442
UFP Industries, Inc. 31,096 4,080,106
Ultralife Corp. * 675 6,102
Universal Logistics Holdings, Inc. 373 16,080
Valmont Industries, Inc. 10,434 3,025,338
Vicor Corp. * 783 32,964
Virgin Galactic Holdings, Inc. * 1,113 6,789
Vishay Intertechnology, Inc. 9,703 183,484
Werner Enterprises, Inc. 4,047 156,174
Willis Lease Finance Corp. 220 32,738
World Kinect Corp. 3,995 123,485
Worthington Enterprises, Inc. 272 11,274
Worthington Steel, Inc. 2,505 85,195
Zurn Elkay Water Solutions Corp. 545 19,587
59,445,375
Technology - 4.0%
spacing
3D Systems Corp. * 10,040 28,514
ACI Worldwide, Inc. * 97,726 4,974,253
ACM Research, Inc. Class A * 1,290 26,187
Adeia, Inc. 1,519 18,091
Alpha & Omega Semiconductor Ltd. * 1,777 65,962
Ambarella, Inc. * 1,358 76,598
American Software, Inc. Class A  2,282 25,536
ASGN, Inc. * 2,729 254,425
Asure Software, Inc. * 1,990 18,010
Bandwidth, Inc. Class A * 285 4,990
BigBear.ai Holdings, Inc. * 2,121 3,097
Cantaloupe, Inc. * 258 1,909
Cerence, Inc. * 3,343 10,530
CEVA, Inc. * 179 4,323
Cohu, Inc. * 84,774 2,178,692
CommVault Systems, Inc. * 239 36,770
Conduent, Inc. * 12,613 50,830
Consensus Cloud Solutions, Inc. * 1,336 31,463
Corsair Gaming, Inc. * 3,057 21,277
Cricut, Inc. Class A  785 5,440
CS Disco, Inc. * 1,063 6,250
D-Wave Quantum, Inc. * (Canada)  3,272 3,216
Daily Journal Corp. * 30 14,703
Definitive Healthcare Corp. * 4,429 19,798
Diebold Nixdorf, Inc. * 1,984 88,605
Digi International, Inc. * 2,777 76,451
Digimarc Corp. * 115 3,091
Digital Turbine, Inc. * 7,130 21,889
Diodes, Inc. * 3,112 199,448
Donnelley Financial Solutions, Inc. * 730 48,056
E2open Parent Holdings, Inc. * 15,624 68,902
EverCommerce, Inc. * 535 5,543
Everspin Technologies, Inc. * 571 3,369
Fastly, Inc. Class A * 2,194 16,609
Grid Dynamics Holdings, Inc. * 1,050 14,700
Health Catalyst, Inc. * 4,009 32,633
I3 Verticals, Inc. Class A * 1,614 34,394
IBEX Holdings Ltd. * 776 15,504
Immersion Corp. 2,360 21,051
Instructure Holdings, Inc. * 731 17,215
a Shares Value
Integral Ad Science Holding Corp. * 4,842 $ 52,342
Life360, Inc. * 109 4,289
Lumentum Holdings, Inc. * 12,820 812,532
MaxLinear, Inc. * 371 5,372
Meridianlink, Inc. * 895 18,410
Navitas Semiconductor Corp. * 8,498 20,820
NCR Voyix Corp. * 1,218 16,528
NetScout Systems, Inc. * 5,313 115,558
Olo, Inc. Class A * 3,902 19,354
ON24, Inc. * 2,387 14,608
OneSpan, Inc. * 318 5,301
Ouster, Inc. * 2,882 18,157
Outbrain, Inc. * 3,126 15,192
Pagaya Technologies Ltd. Class A * 3,593 37,978
PAR Technology Corp. * 150 7,812
Photronics, Inc. * 3,085 76,385
Pitney Bowes, Inc. 5,489 39,137
Planet Labs PBC * 16,310 36,371
Playstudios, Inc. * 6,715 10,140
PowerSchool Holdings, Inc. Class A * 497 11,337
Rackspace Technology, Inc. * 5,895 14,443
Richardson Electronics Ltd. 874 10,785
Rigetti Computing, Inc. * 10,703 8,382
Rimini Street, Inc. * 3,659 6,769
Silvaco Group, Inc. * 203 2,903
SMART Global Holdings, Inc. * 3,952 82,794
SolarWinds Corp. 4,229 55,188
Synaptics, Inc. * 2,777 215,440
Telos Corp. * 4,664 16,744
Thoughtworks Holding, Inc. * 7,526 33,265
TTEC Holdings, Inc. 1,907 11,194
Unisys Corp. * 5,152 29,263
V2X, Inc. * 948 52,955
Veeco Instruments, Inc. * 655 21,700
Verint Systems, Inc. * 4,732 119,862
Vimeo, Inc. * 11,699 59,080
Vishay Precision Group, Inc. * 899 23,284
Waystar Holding Corp. * 1,169 32,603
Xerox Holdings Corp. 8,863 91,998
10,774,599
Utilities - 2.9%
spacing
ALLETE, Inc. 4,522 290,267
Altus Power, Inc. * 5,720 18,190
Ameresco, Inc. Class A * 1,616 61,311
American States Water Co. 1,212 100,947
Avista Corp. 5,997 232,384
Black Hills Corp. 26,529 1,621,453
Brookfield Infrastructure Corp.
Class A (Canada)  9,239 401,250
California Water Service Group 3,218 174,480
Chesapeake Utilities Corp. 1,678 208,357
Consolidated Water Co. Ltd. (Cayman)  885 22,311
Genie Energy Ltd. Class B  529 8,596
Hawaiian Electric Industries, Inc. 12,715 123,081
IDACORP, Inc. 12,136 1,251,100
MGE Energy, Inc. 1,597 146,046
Middlesex Water Co. 1,143 74,569
New Jersey Resources Corp. 7,584 357,965
Northwest Natural Holding Co. 2,823 115,235
Northwestern Energy Group, Inc. 4,719 270,021
ONE Gas, Inc. 4,335 322,611
Ormat Technologies, Inc. 4,152 319,455
Otter Tail Corp. 1,764 137,874

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $3,920 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
Portland General Electric Co. 7,943 $ 380,470
RGC Resources, Inc. 617 13,926
SJW Group 2,477 143,938
Southwest Gas Holdings, Inc. 4,718 348,000
Spire, Inc. 4,393 295,605
TXNM Energy, Inc. 6,911 302,494
Unitil Corp. 1,217 73,726
York Water Co. 855 32,028
7,847,690
Total Common Stocks
    (Cost $245,321,008) 267,945,735
Principal
Amount
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$960,222; collateralized by U.S. Treasury
Obligations: 3.750% due 12/31/28 and
value $979,397) $ 960,103 960,103
a
U.S. Government Agency Issues - 1.1%
Federal Home Loan Banks
4.831% due 10/01/24  3,095,000 3,094,601
Total Short-Term Investments
(Cost $4,055,103) 4,054,704
TOTAL INVESTMENTS - 100.0%
(Cost $249,378,567) 272,005,452
DERIVATIVES - 0.0% 8,098
OTHER ASSETS & LIABILITIES, NET - (0.0%) (86,648)
NET ASSETS - 100.0% $ 271,926,902
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 12/24 107 $ 1,195,224 $ 1,203,322 $ 8,098
a

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 4,503 $ – $ 583 $ 3,920
Warrants 510 – 510 –
Common Stocks
Basic Materials 12,847,264 12,847,264 – –
Communications 6,212,492 6,212,492 – –
Consumer, Cyclical 38,944,739 36,989,878 1,954,861 –
Consumer, Non-Cyclical 25,551,659 23,363,311 2,188,348 –
Energy 13,065,062 11,654,220 1,410,842 –
Financial 93,256,855 93,256,855 – –
Industrial 59,445,375 51,509,915 7,935,460 –
Technology 10,774,599 10,774,599 – –
Utilities 7,847,690 7,847,690 – –
Total Common Stocks 267,945,735 254,456,224 13,489,511 –
Short-Term Investments 4,054,704 – 4,054,704 –
Derivatives:
Equity Contracts
Futures 8,098 8,098 – –
Total $ 272,013,550 $ 254,464,322 $ 17,545,308 $ 3,920

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57
Exp 11/23/27 * 73,697 $ –
Total Warrants
    (Cost $737) –
COMMON STOCKS - 96.6%
Basic Materials - 0.7%
spacing
Axalta Coating Systems Ltd. * 97,866 3,541,770
Communications - 3.1%
spacing
Chewy, Inc. Class A * 71,976 2,108,177
DigitalBridge Group, Inc. 342,482 4,839,271
Q2 Holdings, Inc. * 88,017 7,021,116
Vivid Seats, Inc. Class A * 478,720 1,771,264
15,739,828
Consumer, Cyclical - 8.4%
spacing
Brunswick Corp. 74,701 6,261,438
Funko, Inc. Class A * 169,787 2,074,797
Genius Sports Ltd. * (United Kingdom)  1,024,480 8,031,923
Lear Corp. 49,097 5,358,938
Ollie's Bargain Outlet Holdings, Inc. * 44,030 4,279,716
Sabre Corp. * 643,914 2,363,164
Skechers USA, Inc. Class A * 114,639 7,671,642
Visteon Corp. * 70,015 6,668,229
42,709,847
Consumer, Non-Cyclical - 29.3%
spacing
Adaptive Biotechnologies Corp. * 413,753 2,118,415
Amicus Therapeutics, Inc. * 413,905 4,420,505
Annexon, Inc. * 161,707 957,306
Ascendis Pharma AS ADR * (Denmark)  24,400 3,643,164
Bio-Techne Corp. 91,061 7,278,506
BioAtla, Inc. * 81,847 144,051
Blueprint Medicines Corp. * 34,372 3,179,410
Boyd Group Services, Inc. (Canada)  8,279 1,254,659
Bridgebio Pharma, Inc. * 100,394 2,556,031
Certara, Inc. * 526,920 6,170,233
CG oncology, Inc. * 38,238 1,442,720
Collegium Pharmaceutical, Inc. * 103,404 3,995,531
Cytokinetics, Inc. * 41,842 2,209,258
elf Beauty, Inc. * 22,931 2,500,167
Envista Holdings Corp. * 140,619 2,778,632
European Wax Center, Inc. Class A * 452,919 3,079,849
Fractyl Health, Inc. * 143,198 362,291
Globus Medical, Inc. Class A * 49,932 3,572,135
Harmony Biosciences Holdings, Inc. * 90,155 3,606,200
HealthEquity, Inc. * 48,764 3,991,333
Immunocore Holdings PLC ADR * (United
Kingdom)  67,833 2,111,641
Kymera Therapeutics, Inc. * 56,267 2,663,117
Lantheus Holdings, Inc. * 32,016 3,513,756
Legend Biotech Corp. ADR * 46,207 2,251,667
Maravai LifeSciences Holdings, Inc.
Class A * 252,746 2,100,319
MGP Ingredients, Inc. 28,086 2,338,160
Natera, Inc. * 38,447 4,880,847
Neurocrine Biosciences, Inc. * 21,146 2,436,442
a Shares Value
Oatly Group AB ADR * 1,043,873 $ 891,885
Optinose, Inc. * 451,575 302,555
Oxford Nanopore Technologies PLC *
(United Kingdom)  702,508 1,494,296
Penumbra, Inc. * 22,381 4,348,852
Prelude Therapeutics, Inc. * 78,999 163,528
PROCEPT BioRobotics Corp. * 49,628 3,976,195
Qiagen NV * 156,669 7,139,406
RB Global, Inc. (Canada)  111,015 8,935,597
Remitly Global, Inc. * 491,587 6,582,350
SpringWorks Therapeutics, Inc. * 87,557 2,805,326
TriNet Group, Inc. 41,875 4,060,619
U.S. Foods Holding Corp. * 180,737 11,115,326
UFP Technologies, Inc. * 11,970 3,790,899
UL Solutions, Inc. Class A  134,768 6,644,063
Ultragenyx Pharmaceutical, Inc. * 70,955 3,941,550
Viking Therapeutics, Inc. * 33,884 2,145,196
149,893,988
Energy - 5.4%
spacing
Antero Resources Corp. * 154,930 4,438,744
Matador Resources Co. 99,772 4,930,732
Permian Resources Corp. 376,988 5,130,807
TechnipFMC PLC (United Kingdom)  310,742 8,150,763
Viper Energy, Inc. 108,946 4,914,554
27,565,600
Financial - 6.6%
spacing
Corp. Inmobiliaria Vesta SAB de CV ADR
(Mexico)  45,917 1,237,004
GCM Grosvenor, Inc. Class A  312,331 3,535,587
Hamilton Lane, Inc. Class A  45,266 7,622,342
Independence Realty Trust, Inc. REIT 249,558 5,115,939
STAG Industrial, Inc. REIT 107,317 4,195,021
Terreno Realty Corp. REIT 86,490 5,780,127
WisdomTree, Inc. 615,701 6,150,853
33,636,873
Industrial - 19.3%
spacing
Advanced Energy Industries, Inc. 56,308 5,925,854
AptarGroup, Inc. 31,397 5,029,485
AZEK Co., Inc. * 93,695 4,384,926
Crane Co. 69,160 10,946,645
Flowserve Corp. 106,535 5,506,794
Gerresheimer AG (Germany)  42,087 3,756,711
GFL Environmental, Inc. 209,154 8,341,062
Jacobs Solutions, Inc. 55,982 7,328,044
Knight-Swift Transportation Holdings, Inc. 119,239 6,432,944
Littelfuse, Inc. 19,272 5,111,898
nVent Electric PLC 126,220 8,868,217
Saia, Inc. * 6,532 2,856,182
Summit Materials, Inc. Class A * 299,382 11,684,880
TopBuild Corp. * 24,211 9,849,277
XPO, Inc. * 24,157 2,597,119
98,620,038
Technology - 23.8%
spacing
ACV Auctions, Inc. Class A * 249,793 5,078,292
Alkami Technology, Inc. * 178,690 5,635,883
Allegro MicroSystems, Inc. * (Japan)  196,065 4,568,315
Altair Engineering, Inc. Class A * 53,563 5,115,802
Astera Labs, Inc. * 43,583 2,283,313
CACI International, Inc. Class A * 22,424 11,314,253

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
CCC Intelligent Solutions Holdings, Inc. * 773,765 $ 8,550,103
Corsair Gaming, Inc. * 514,840 3,583,286
Definitive Healthcare Corp. * 824,012 3,683,334
DoubleVerify Holdings, Inc. * 27,248 458,856
ExlService Holdings, Inc. * 110,491 4,215,232
Five9, Inc. * 221,126 6,352,950
FormFactor, Inc. * 142,871 6,572,066
Guidewire Software, Inc. * 56,776 10,386,601
JFrog Ltd. * (Israel)  150,632 4,374,353
KBR, Inc. 119,775 7,800,946
Kinaxis, Inc. * (Canada)  31,003 3,683,132
Nova Ltd. * (Israel)  16,889 3,518,654
Onestream, Inc. * 90,619 3,071,984
Onto Innovation, Inc. * 19,866 4,123,387
QXO, Inc. * 146,872 2,316,171
QXO, Inc. 145,180 2,289,489
Schrodinger, Inc. * 263,361 4,885,347
SentinelOne, Inc. Class A * 314,117 7,513,679
121,375,428
Total Common Stocks
    (Cost $468,318,435) 493,083,372
Principal
Amount
SHORT-TERM INVESTMENTS - 2.7%
U.S. Government Agency Issues - 2.7%
Federal Home Loan Banks
4.831% due 10/01/24  $ 13,953,000 13,951,201
Total Short-Term Investments
(Cost $13,953,000) 13,951,201
TOTAL INVESTMENTS - 99.3%
(Cost $482,272,172) 507,034,573
OTHER ASSETS & LIABILITIES, NET - 0.7% 3,664,262
NET ASSETS - 100.0% $ 510,698,835
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 3,541,770 $ 3,541,770 $ – $ –
Communications 15,739,828 15,739,828 – –
Consumer, Cyclical 42,709,847 42,709,847 – –
Consumer, Non-Cyclical 149,893,988 149,893,988 – –
Energy 27,565,600 27,565,600 – –
Financial 33,636,873 33,636,873 – –
Industrial 98,620,038 94,863,327 3,756,711 –
Technology 121,375,428 119,059,257 2,316,171 –
Total Common Stocks 493,083,372 487,010,490 6,072,882 –
Short-Term Investments 13,951,201 – 13,951,201 –
Total $ 507,034,573 $ 487,010,490 $ 20,024,083 $ –

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 15,650 $ 13,146
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 3,861 1,853
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 11,166
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 1,693 –
28,523
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 216 221
Total Rights
    (Cost $15,384) 28,744
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 420 1,373
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 420 1,374
2,747
Total Warrants
    (Cost $0) 2,747
COMMON STOCKS - 99.2%
Basic Materials - 3.5%
spacing
AdvanSix, Inc. 7,690 233,622
American Vanguard Corp. 7,396 39,199
Arcadium Lithium PLC * (Argentina)  322,155 918,142
Avient Corp. 26,704 1,343,745
Balchem Corp. 9,513 1,674,288
Cabot Corp. 15,998 1,788,096
Caledonia Mining Corp. PLC (South Africa)  5,320 79,587
Carpenter Technology Corp. 14,114 2,252,312
Centrus Energy Corp. Class A * 4,160 228,176
Century Aluminum Co. * 16,160 262,277
Codexis, Inc. * 19,484 60,011
Coeur Mining, Inc. * 117,563 808,833
Commercial Metals Co. 34,339 1,887,271
Compass Minerals International, Inc. 10,319 124,034
Constellium SE * 38,207 621,246
Contango ORE, Inc. * 3,228 62,171
Critical Metals Corp. * (Austria)  1,875 13,950
Dakota Gold Corp. * 24,524 57,877
Ecovyst, Inc. * 34,442 235,928
Encore Energy Corp. * (Canada)  54,294 219,348
Energy Fuels, Inc. * 54,736 300,501
Hawkins, Inc. 5,722 729,383
Haynes International, Inc. 3,685 219,405
HB Fuller Co. 16,152 1,282,146
Hecla Mining Co. 172,377 1,149,755
i-80 Gold Corp. * (Canada)  88,640 102,822
Ingevity Corp. * 10,831 422,409
Innospec, Inc. 7,334 829,402
a Shares Value
Intrepid Potash, Inc. * 3,035 $ 72,840
Ivanhoe Electric, Inc. * 24,862 210,333
Kaiser Aluminum Corp. 4,795 347,733
Koppers Holdings, Inc. 5,910 215,892
Kronos Worldwide, Inc. 6,400 79,680
Lifezone Holdings Ltd. * (Isle of Man)  10,471 73,297
Lightwave Logic, Inc. * 38,260 105,598
Mativ Holdings, Inc. 16,509 280,488
Metals Acquisition Ltd. Class A * (Australia)  15,174 210,160
Minerals Technologies, Inc. 9,585 740,250
Northern Technologies International Corp. 2,175 26,731
Novagold Resources, Inc. * (Canada)  74,980 307,418
Oil-Dri Corp. of America 1,580 109,004
Orion SA (Germany)  17,121 304,925
Perimeter Solutions SA * 40,097 539,305
Perpetua Resources Corp. * 12,362 115,585
Piedmont Lithium, Inc. * 4,848 43,293
Quaker Chemical Corp. 4,182 704,625
Radius Recycling, Inc. 8,453 156,719
Rayonier Advanced Materials, Inc. * 18,356 157,127
Rogers Corp. * 5,573 629,805
Sensient Technologies Corp. 12,484 1,001,466
SSR Mining, Inc. (Canada)  60,439 343,293
Stepan Co. 6,362 491,464
Sylvamo Corp. 10,409 893,613
Tronox Holdings PLC 35,753 523,066
U.S. Lime & Minerals, Inc. 3,229 315,344
Universal Stainless & Alloy Products, Inc. * 2,558 98,816
Ur-Energy, Inc. * 100,907 120,079
Uranium Energy Corp. * 116,672 724,533
Valhi, Inc. 693 23,125
27,911,543
Communications - 4.1%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 60,760
1stdibs.com, Inc. * 7,194 31,726
A10 Networks, Inc. 21,089 304,525
ADTRAN Holdings, Inc. * 21,762 129,049
Advantage Solutions, Inc. * 31,942 109,561
AMC Networks, Inc. Class A * 8,364 72,683
Anterix, Inc. * 2,933 110,457
Applied Digital Corp. * 34,550 285,038
AST SpaceMobile, Inc. * 39,632 1,036,377
ATN International, Inc. 3,134 101,354
AudioEye, Inc. * 2,114 48,305
Aviat Networks, Inc. * 3,694 79,901
Backblaze, Inc. Class A * 11,995 76,648
BARK, Inc. * 45,004 73,357
Beyond, Inc. * 13,354 134,608
BlackSky Technology, Inc. * 4,093 19,401
Boston Omaha Corp. Class A * 7,700 114,499
Bumble, Inc. Class A * 27,424 174,965
Cable One, Inc. 1,695 592,894
Calix, Inc. * 17,661 685,070
Cardlytics, Inc. * 11,501 36,803
Cargurus, Inc. * 26,146 785,164
Cars.com, Inc. * 19,332 324,004
Clear Channel Outdoor Holdings, Inc. * 103,484 165,574
Clearfield, Inc. * 3,559 138,659
Cogent Communications Holdings, Inc. 13,082 993,185
CommScope Holding Co., Inc. * 62,756 383,439
Consolidated Communications Holdings,
Inc. * 20,547 95,338
Couchbase, Inc. * 11,652 187,830

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Credo Technology Group Holding Ltd. * 38,097 $ 1,173,388
Despegar.com Corp. * (Argentina)  18,179 225,420
DigitalBridge Group, Inc. 47,594 672,503
EchoStar Corp. Class A * 36,441 904,466
Entravision Communications Corp. Class A  16,640 34,445
ePlus, Inc. * 7,954 782,196
Eventbrite, Inc. Class A * 25,402 69,347
EverQuote, Inc. Class A * 7,785 164,186
EW Scripps Co. Class A * 16,290 36,571
Extreme Networks, Inc. * 38,147 573,349
Figs, Inc. Class A * 36,524 249,824
fuboTV, Inc. * 80,892 114,867
Gambling.com Group Ltd. * (Malta)  4,536 45,451
Gannett Co., Inc. * 44,247 248,668
Getty Images Holdings, Inc. * 29,445 112,185
Globalstar, Inc. * 210,699 261,267
Gogo, Inc. * 20,147 144,655
Gray Television, Inc. 25,652 137,495
Grindr, Inc. * (Singapore)  7,465 89,057
Groupon, Inc. * 6,846 66,954
Harmonic, Inc. * 32,818 478,158
HealthStream, Inc. 7,270 209,667
Hims & Hers Health, Inc. * 56,339 1,037,764
IDT Corp. Class B  4,775 182,262
iHeartMedia, Inc. Class A * 37,755 69,847
Infinera Corp. * 58,515 394,976
Innovid Corp. * (Israel)  30,801 55,442
InterDigital, Inc. 7,514 1,064,208
Lands' End, Inc. * 4,088 70,600
Liberty Latin America Ltd. Class A * 9,569 91,671
Liberty Latin America Ltd. Class C * 37,974 360,373
LifeMD, Inc. * 10,237 53,642
Liquidity Services, Inc. * 6,539 149,089
LiveOne, Inc. * 19,941 18,920
Lumen Technologies, Inc. * 299,967 2,129,766
Magnite, Inc. * 37,503 519,417
MediaAlpha, Inc. Class A * 8,942 161,940
Mondee Holdings, Inc. * 11,749 16,331
National CineMedia, Inc. * 21,354 150,546
Nerdy, Inc. * 29,867 29,362
NETGEAR, Inc. * 8,143 163,349
Nextdoor Holdings, Inc. * 52,144 129,317
Ooma, Inc. * 6,399 72,885
Open Lending Corp. * 29,580 181,030
Opendoor Technologies, Inc. * 184,875 369,750
OptimizeRx Corp. * 4,522 34,910
Perficient, Inc. * 10,313 778,425
Powerfleet, Inc. NJ * 27,159 135,795
Preformed Line Products Co. 730 93,498
Q2 Holdings, Inc. * 17,585 1,402,755
QuinStreet, Inc. * 15,530 297,089
RealReal, Inc. * 29,022 91,129
Revolve Group, Inc. * 11,485 284,598
Ribbon Communications, Inc. * 30,207 98,173
RumbleON, Inc. Class B * 5,209 24,951
Scholastic Corp. 6,740 215,747
Shenandoah Telecommunications Co. 14,548 205,272
Shutterstock, Inc. 7,771 274,860
Sinclair, Inc. 8,955 137,012
Solo Brands, Inc. Class A * 5,125 7,226
Sphere Entertainment Co. * 8,153 360,200
Spok Holdings, Inc. 5,506 82,920
Sprinklr, Inc. Class A * 37,732 291,668
Squarespace, Inc. Class A * 17,945 833,186
a Shares Value
Stagwell, Inc. * 27,101 $ 190,249
Stitch Fix, Inc. Class A * 28,658 80,816
TechTarget, Inc. * 7,805 190,832
TEGNA, Inc. 50,125 790,973
Telephone & Data Systems, Inc. 29,633 688,967
Terran Orbital Corp. * 38,991 9,795
Thryv Holdings, Inc. * 8,973 154,605
Townsquare Media, Inc. Class A  4,734 48,097
TrueCar, Inc. * 24,636 84,994
Tucows, Inc. Class A * 2,749 57,427
Upwork, Inc. * 37,093 387,622
Vacasa, Inc. Class A * 5,051 14,193
Value Line, Inc. 334 15,531
Viasat, Inc. * 36,058 430,533
Viavi Solutions, Inc. * 65,347 589,430
Vivid Seats, Inc. Class A * 21,086 78,018
WideOpenWest, Inc. * 15,069 79,112
Yelp, Inc. * 19,501 684,095
Ziff Davis, Inc. * 13,349 649,562
32,492,045
Consumer, Cyclical - 11.1%
spacing
A-Mark Precious Metals, Inc. 5,043 222,699
Abercrombie & Fitch Co. Class A * 14,994 2,097,661
Academy Sports & Outdoors, Inc. 20,703 1,208,227
Accel Entertainment, Inc. * 15,581 181,051
Acushnet Holdings Corp. 8,412 536,265
Adient PLC * 27,445 619,434
Aeva Technologies, Inc. * 6,007 19,763
Allegiant Travel Co. 4,635 255,203
AMC Entertainment Holdings, Inc. Class A * 100,292 456,329
American Axle & Manufacturing Holdings,
Inc. * 34,419 212,709
American Eagle Outfitters, Inc. 54,301 1,215,799
America's Car-Mart, Inc. * 1,980 83,002
Arhaus, Inc. 15,185 186,927
Arko Corp. 25,188 176,820
Asbury Automotive Group, Inc. * 6,023 1,437,028
Atlanta Braves Holdings, Inc. Class A * 2,808 118,357
Atlanta Braves Holdings, Inc. Class C * 15,010 597,398
Aurora Innovation, Inc. * 279,313 1,653,533
Bally's Corp. * 6,553 113,039
Beacon Roofing Supply, Inc. * 18,885 1,632,231
Beazer Homes USA, Inc. * 8,561 292,529
Biglari Holdings, Inc. Class B * 230 39,562
BJ's Restaurants, Inc. * 5,779 188,164
Blink Charging Co. * 28,899 49,706
Bloomin' Brands, Inc. 23,904 395,133
Blue Bird Corp. * 9,551 458,066
BlueLinx Holdings, Inc. * 2,462 259,544
Boot Barn Holdings, Inc. * 8,806 1,473,068
Brinker International, Inc. * 13,102 1,002,696
Buckle, Inc. 9,146 402,150
Build-A-Bear Workshop, Inc. 3,742 128,613
Caleres, Inc. 10,423 344,480
Camping World Holdings, Inc. Class A  12,370 299,601
Canoo, Inc. * 17,617 17,326
Cavco Industries, Inc. * 2,453 1,050,473
Century Communities, Inc. 8,187 843,097
Champion Homes, Inc. * 15,856 1,503,942
Cheesecake Factory, Inc. 14,424 584,893
Chuy's Holdings, Inc. * 5,350 200,090
Cinemark Holdings, Inc. * 32,838 914,210
Citi Trends, Inc. * 2,417 44,400

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Clarus Corp. 6,816 $ 30,672
Clean Energy Fuels Corp. * 47,494 147,706
Commercial Vehicle Group, Inc. * 8,348 27,131
CompX International, Inc. 719 21,002
Cooper-Standard Holdings, Inc. * 4,782 66,326
Cracker Barrel Old Country Store, Inc. 6,448 292,417
Daktronics, Inc. * 10,443 134,819
Dana, Inc. 39,395 416,011
Dave & Buster's Entertainment, Inc. * 9,360 318,708
Denny's Corp. * 14,657 94,538
Designer Brands, Inc. Class A  14,351 105,910
Destination XL Group, Inc. * 15,629 45,949
Dine Brands Global, Inc. 4,348 135,788
Dorman Products, Inc. * 7,754 877,133
Douglas Dynamics, Inc. 6,445 177,753
Dream Finders Homes, Inc. Class A * 8,229 297,972
El Pollo Loco Holdings, Inc. * 8,233 112,792
Empire Resorts, Inc. (Escrow) * ± Ω 953 –
Escalade, Inc. 2,759 38,819
Ethan Allen Interiors, Inc. 7,073 225,558
Everi Holdings, Inc. * 22,884 300,696
EVgo, Inc. * 28,153 116,553
EVI Industries, Inc. 2,052 39,665
First Watch Restaurant Group, Inc. * 8,846 137,998
FirstCash Holdings, Inc. 11,423 1,311,360
Flexsteel Industries, Inc. 1,336 59,171
Foot Locker, Inc. 24,859 642,357
Forestar Group, Inc. * 5,358 173,438
Fox Factory Holding Corp. * 12,712 527,548
Frontier Group Holdings, Inc. * 10,591 56,662
Full House Resorts, Inc. * 9,322 46,796
Funko, Inc. Class A * 9,070 110,835
G-III Apparel Group Ltd. * 12,071 368,407
Genesco, Inc. * 3,499 95,068
Gentherm, Inc. * 9,487 441,620
Global Business Travel Group I * 36,232 278,624
Global Industrial Co. 4,300 146,071
GMS, Inc. * 12,043 1,090,735
Golden Entertainment, Inc. 5,786 183,937
Goodyear Tire & Rubber Co. * 84,579 748,524
Green Brick Partners, Inc. * 9,254 772,894
Group 1 Automotive, Inc. 3,958 1,516,072
GrowGeneration Corp. * 17,333 36,919
H&E Equipment Services, Inc. 9,642 469,373
Hamilton Beach Brands Holding Co.
Class A  2,500 76,075
Hanesbrands, Inc. * 106,017 779,225
Haverty Furniture Cos., Inc. 4,176 114,715
Hilton Grand Vacations, Inc. * 22,203 806,413
HNI Corp. 14,130 760,759
Holley, Inc. * 13,491 39,798
Hooker Furnishings Corp. 3,258 58,905
Hovnanian Enterprises, Inc. Class A * 1,526 311,869
Hudson Technologies, Inc. * 13,006 108,470
Hyliion Holdings Corp. * 40,985 101,643
IMAX Corp. * 12,581 258,036
indie Semiconductor, Inc. Class A * (China)  48,608 193,946
Installed Building Products, Inc. 7,125 1,754,674
Interface, Inc. 16,788 318,468
International Game Technology PLC 34,104 726,415
iRobot Corp. * 10,066 87,474
J Jill, Inc. 1,182 29,160
Jack in the Box, Inc. 5,902 274,679
JAKKS Pacific, Inc. * 2,175 55,506
a Shares Value
JetBlue Airways Corp. * 91,934 $ 603,087
Johnson Outdoors, Inc. Class A  1,483 53,685
KB Home 20,255 1,735,651
Kontoor Brands, Inc. 16,562 1,354,440
Kura Sushi USA, Inc. Class A * 1,845 148,633
La-Z-Boy, Inc. 12,629 542,163
Landsea Homes Corp. * 5,477 67,641
LCI Industries 7,387 890,429
Leslie's, Inc. * 54,072 170,868
LGI Homes, Inc. * 6,246 740,276
Life Time Group Holdings, Inc. * 17,714 432,576
Lifetime Brands, Inc. 3,680 24,067
Lindblad Expeditions Holdings, Inc. * 9,465 87,551
Lions Gate Entertainment Corp. Class A * 20,240 158,479
Lions Gate Entertainment Corp. Class B * 33,893 234,540
Livewire Group, Inc. * (Cayman)  5,256 32,062
Lovesac Co. * 4,695 134,512
Luminar Technologies, Inc. * 101,506 91,325
M/I Homes, Inc. * 7,851 1,345,347
Madison Square Garden Entertainment
Corp. * 11,775 500,791
Malibu Boats, Inc. Class A * 5,975 231,890
Marcus Corp. 7,229 108,941
Marine Products Corp. 2,063 19,990
MarineMax, Inc. * 6,511 229,643
MasterCraft Boat Holdings, Inc. * 4,460 81,217
Meritage Homes Corp. 10,632 2,180,304
Methode Electronics, Inc. 11,406 136,416
Miller Industries, Inc. 3,073 187,453
MillerKnoll, Inc. 21,190 524,664
Monarch Casino & Resort, Inc. 3,730 295,677
Movado Group, Inc. 4,629 86,099
MRC Global, Inc. * 25,342 322,857
National Vision Holdings, Inc. * 23,296 254,159
Nu Skin Enterprises, Inc. Class A  14,374 105,936
ODP Corp. * 10,623 316,034
ONE Group Hospitality, Inc. * 5,568 20,490
OneSpaWorld Holdings Ltd. (Bahamas)  30,026 495,729
OneWater Marine, Inc. Class A * 3,784 90,475
OPENLANE, Inc. * 32,321 545,578
Oxford Industries, Inc. 4,321 374,890
Papa John's International, Inc. 9,896 533,098
Patrick Industries, Inc. 6,552 932,808
PC Connection, Inc. 3,507 264,533
Peloton Interactive, Inc. Class A * 100,783 471,664
Petco Health & Wellness Co., Inc. * 24,828 112,967
Phinia, Inc. 12,814 589,828
Portillo's, Inc. Class A * 16,123 217,177
Potbelly Corp. * 7,899 65,878
PriceSmart, Inc. 7,427 681,650
Purple Innovation, Inc. * 16,412 16,227
RCI Hospitality Holdings, Inc. 2,406 107,187
Red Rock Resorts, Inc. Class A  14,681 799,234
Reservoir Media, Inc. * 5,058 41,020
Resideo Technologies, Inc. * 43,688 879,876
REV Group, Inc. 15,393 431,928
Rocky Brands, Inc. 1,966 62,637
Rush Enterprises, Inc. Class A  17,696 934,880
Rush Enterprises, Inc. Class B  2,904 139,247
Rush Street Interactive, Inc. * 22,683 246,111
Sabre Corp. * 112,123 411,491
Sally Beauty Holdings, Inc. * 31,446 426,722
Savers Value Village, Inc. * 7,792 81,972
ScanSource, Inc. * 7,674 368,582

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SES AI Corp. * 33,991 $ 21,747
Shake Shack, Inc. Class A * 11,322 1,168,544
Shoe Carnival, Inc. 5,148 225,740
Shyft Group, Inc. 10,847 136,130
Signet Jewelers Ltd. (NYSE) 12,730 1,312,972
Six Flags Entertainment Corp. 27,584 1,111,911
SkyWest, Inc. * 11,923 1,013,693
Sleep Number Corp. * 6,003 109,975
Solid Power, Inc. * 43,183 58,297
Sonic Automotive, Inc. Class A  4,225 247,078
Sonos, Inc. * 36,859 452,997
Spirit Airlines, Inc. 29,737 71,369
Standard Motor Products, Inc. 6,446 214,007
Steelcase, Inc. Class A  27,968 377,288
Steven Madden Ltd. 21,603 1,058,331
Sun Country Airlines Holdings, Inc. * 11,365 127,402
Super Group SGHC Ltd. (Guernsey)  46,469 168,682
Superior Group of Cos., Inc. 3,914 60,628
Sweetgreen, Inc. Class A * 29,425 1,043,116
Taylor Morrison Home Corp. * 30,248 2,125,225
ThredUp, Inc. Class A * 31,919 26,876
Tile Shop Holdings, Inc. * 8,920 58,783
Tilly's, Inc. Class A * 6,305 32,156
Titan International, Inc. * 14,394 117,023
Titan Machinery, Inc. * 6,219 86,631
Topgolf Callaway Brands Corp. * 41,587 456,625
Torrid Holdings, Inc. * 3,599 14,144
Traeger, Inc. * 9,951 36,620
Tri Pointe Homes, Inc. * 27,075 1,226,768
UniFirst Corp. 4,481 890,151
United Homes Group, Inc. * 2,451 15,049
United Parks & Resorts, Inc. * 10,348 523,609
Urban Outfitters, Inc. * 18,916 724,672
Vera Bradley, Inc. * 8,445 46,110
Victoria's Secret & Co. * 23,324 599,427
Virco Mfg. Corp. 3,128 43,198
Vista Outdoor, Inc. * 17,353 679,891
Visteon Corp. * 7,845 747,158
Vizio Holding Corp. Class A * 26,561 296,686
VSE Corp. 4,725 390,899
Wabash National Corp. 12,762 244,903
Warby Parker, Inc. Class A * 26,060 425,560
Webtoon Entertainment, Inc. * (South
Korea)  4,452 50,931
Weyco Group, Inc. 1,756 59,774
Wheels Up Experience, Inc. * 27,366 66,226
Winmark Corp. 864 330,852
Winnebago Industries, Inc. 8,654 502,884
Wolverine World Wide, Inc. 23,739 413,533
XPEL, Inc. * 7,467 323,844
Xperi, Inc. * 14,433 133,361
Xponential Fitness, Inc. Class A * 7,985 99,014
Zumiez, Inc. * 5,255 111,932
89,263,479
Consumer, Non-Cyclical - 23.8%
spacing
2seventy bio, Inc. * 13,604 64,211
4D Molecular Therapeutics, Inc. * 14,821 160,215
89bio, Inc. * 25,085 185,629
Aaron's Co., Inc. 8,468 84,257
ABM Industries, Inc. 18,749 989,197
Absci Corp. * 23,952 91,497
Acacia Research Corp. * 9,931 46,278
ACADIA Pharmaceuticals, Inc. * 36,002 553,711
a Shares Value
ACCO Brands Corp. 26,556 $ 145,261
Accolade, Inc. * 20,208 77,801
Accuray, Inc. * 23,942 43,096
ACELYRIN, Inc. * 20,465 100,892
Achieve Life Sciences, Inc. * 10,036 47,571
Acrivon Therapeutics, Inc. * 3,469 24,283
Actinium Pharmaceuticals, Inc. * 9,719 18,272
Acumen Pharmaceuticals, Inc. * 12,397 30,745
AdaptHealth Corp. * 30,254 339,752
Adaptive Biotechnologies Corp. * 36,892 188,887
ADC Therapeutics SA * (Switzerland)  20,580 64,827
Addus HomeCare Corp. * 5,107 679,384
ADMA Biologics, Inc. * 66,769 1,334,712
Adtalem Global Education, Inc. * 11,106 838,281
Adverum Biotechnologies, Inc. * 6,213 43,615
Aerovate Therapeutics, Inc. * 3,673 7,677
Agenus, Inc. * 6,155 33,729
agilon health, Inc. * 91,593 359,960
Agios Pharmaceuticals, Inc. * 16,790 745,980
AirSculpt Technologies, Inc. * 2,943 14,921
Akebia Therapeutics, Inc. * 65,720 86,750
Akero Therapeutics, Inc. * 20,150 578,103
Akoya Biosciences, Inc. * 5,564 15,134
Alarm.com Holdings, Inc. * 14,163 774,291
Aldeyra Therapeutics, Inc. * 16,873 90,945
Alector, Inc. * 25,466 118,672
Alico, Inc. 2,189 61,226
Alight, Inc. Class A * 125,889 931,579
Alkermes PLC * 48,251 1,350,545
Allogene Therapeutics, Inc. * 36,599 102,477
Alphatec Holdings, Inc. * 30,447 169,285
Alta Equipment Group, Inc. 8,783 59,197
Altimmune, Inc. * 21,228 130,340
Alto Neuroscience, Inc. * 5,925 67,782
Alumis, Inc. * 3,753 40,082
ALX Oncology Holdings, Inc. * 10,780 19,620
American Public Education, Inc. * 4,651 68,602
Amicus Therapeutics, Inc. * 86,981 928,957
AMN Healthcare Services, Inc. * 11,358 481,466
Amneal Pharmaceuticals, Inc. * 47,442 394,717
Amphastar Pharmaceuticals, Inc. * 11,381 552,320
AnaptysBio, Inc. * 6,104 204,484
Anavex Life Sciences Corp. * 22,820 129,618
Andersons, Inc. 9,792 490,971
AngioDynamics, Inc. * 10,544 82,032
ANI Pharmaceuticals, Inc. * 5,454 325,386
Anika Therapeutics, Inc. * 3,621 89,439
Annexon, Inc. * 28,499 168,714
Apogee Therapeutics, Inc. * 11,239 660,179
Applied Therapeutics, Inc. * 28,498 242,233
Aquestive Therapeutics, Inc. * 22,171 110,412
Arbutus Biopharma Corp. * 40,311 155,197
Arcellx, Inc. * 12,794 1,068,427
Arcturus Therapeutics Holdings, Inc. * 6,511 151,120
Arcus Biosciences, Inc. * 15,865 242,576
Arcutis Biotherapeutics, Inc. * 31,549 293,406
Ardelyx, Inc. * 69,464 478,607
Ardent Health Partners, Inc. * 3,049 56,041
Arlo Technologies, Inc. * 28,253 342,144
ArriVent Biopharma, Inc. * 8,086 190,021
Arrowhead Pharmaceuticals, Inc. * 35,488 687,403
ARS Pharmaceuticals, Inc. * 14,610 211,845
Artiva Biotherapeutics, Inc. * (South Korea)  3,820 59,019
Artivion, Inc. * 11,877 316,166

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Arvinas, Inc. * 19,100 $ 470,433
Astrana Health, Inc. * 12,733 737,750
Astria Therapeutics, Inc. * 14,055 154,746
Atea Pharmaceuticals, Inc. * 21,675 72,611
Atossa Therapeutics, Inc. * 37,388 56,830
AtriCure, Inc. * 14,155 396,906
Aura Biosciences, Inc. * 13,439 119,741
Aurinia Pharmaceuticals, Inc. * (Canada)  38,990 285,797
Avadel Pharmaceuticals PLC * 27,485 360,466
Avanos Medical, Inc. * 13,819 332,071
Aveanna Healthcare Holdings, Inc. * 15,325 79,690
Avid Bioservices, Inc. * 18,938 215,514
Avidity Biosciences, Inc. * 31,939 1,466,958
Avita Medical, Inc. * 6,432 68,951
Axogen, Inc. * 12,294 172,362
Axonics, Inc. * 15,139 1,053,674
Axsome Therapeutics, Inc. * 10,821 972,483
B&G Foods, Inc. 22,065 195,937
Barrett Business Services, Inc. 7,896 296,179
Beam Therapeutics, Inc. * 22,731 556,909
Beauty Health Co. * 23,615 34,006
Beyond Meat, Inc. * 16,288 110,433
BioCryst Pharmaceuticals, Inc. * 61,317 466,009
Biohaven Ltd. * 22,310 1,114,831
BioLife Solutions, Inc. * 10,580 264,923
Biomea Fusion, Inc. * 9,460 95,546
Biote Corp. Class A * 9,314 51,972
Bioventus, Inc. Class A * 11,066 132,239
Black Diamond Therapeutics, Inc. * 11,141 48,463
Blade Air Mobility, Inc. * 15,595 45,849
Bluebird Bio, Inc. * 56,103 29,146
Blueprint Medicines Corp. * 18,694 1,729,195
BRC, Inc. Class A * 15,395 52,651
Bridgebio Pharma, Inc. * 41,732 1,062,497
BrightSpring Health Services, Inc. * 15,209 223,268
BrightView Holdings, Inc. * 17,107 269,264
Brink's Co. 13,278 1,535,468
Brookdale Senior Living, Inc. * 56,893 386,303
C4 Therapeutics, Inc. * 17,637 100,531
Cabaletta Bio, Inc. * 12,860 60,699
Cadiz, Inc. * 11,057 33,503
Cal-Maine Foods, Inc. 12,196 912,749
Calavo Growers, Inc. 4,921 140,396
Candel Therapeutics, Inc. * 5,972 41,386
Capricor Therapeutics, Inc. * 7,425 112,934
Cardiff Oncology, Inc. * 11,692 31,218
CareDx, Inc. * 14,776 461,381
Cargo Therapeutics, Inc. * 9,944 183,467
Caribou Biosciences, Inc. * 23,654 46,362
Carriage Services, Inc. 4,303 141,267
Cartesian Therapeutics, Inc. * 2,120 34,174
Cass Information Systems, Inc. 4,127 171,188
Cassava Sciences, Inc. * 12,361 363,784
Castle Biosciences, Inc. * 7,784 222,000
Catalyst Pharmaceuticals, Inc. * 32,978 655,603
CBIZ, Inc. * 14,137 951,279
Celcuity, Inc. * 7,011 104,534
Celldex Therapeutics, Inc. * 19,178 651,860
Central Garden & Pet Co. * 3,578 130,490
Central Garden & Pet Co. Class A * 14,531 456,273
Century Therapeutics, Inc. * 14,516 24,822
Cerus Corp. * 58,898 102,483
CervoMed, Inc. * 1,606 23,448
CG oncology, Inc. * 13,971 527,126
a Shares Value
Chefs' Warehouse, Inc. * 10,241 $ 430,224
Chegg, Inc. * 34,869 61,718
ChromaDex Corp. * 14,337 52,330
Cibus, Inc. * 4,434 14,455
Cimpress PLC * (Ireland)  5,133 420,495
Cogent Biosciences, Inc. * 27,313 294,980
Coherus Biosciences, Inc. * 26,989 28,069
Collegium Pharmaceutical, Inc. * 9,823 379,561
Community Health Systems, Inc. * 35,461 215,248
Compass Therapeutics, Inc. * 23,779 43,753
CompoSecure, Inc. Class A  8,112 113,730
Concentra Group Holdings Parent, Inc. * 6,465 144,557
CONMED Corp. 9,214 662,671
Contineum Therapeutics, Inc. Class A * 1,954 37,400
Corbus Pharmaceuticals Holdings, Inc. * 3,024 62,385
Corcept Therapeutics, Inc. * 23,974 1,109,517
CoreCivic, Inc. * 32,837 415,388
CorMedix, Inc. * 16,302 131,720
CorVel Corp. * 2,609 852,856
Coursera, Inc. * 41,032 325,794
CPI Card Group, Inc. * 1,772 49,315
CRA International, Inc. 1,988 348,536
Crinetics Pharmaceuticals, Inc. * 23,091 1,179,950
Cross Country Healthcare, Inc. * 9,250 124,320
Cullinan Therapeutics, Inc. * 15,184 254,180
Custom Truck One Source, Inc. * 15,744 54,317
CVRx, Inc. * 3,019 26,597
Cytek Biosciences, Inc. * 35,293 195,523
Cytokinetics, Inc. * 33,893 1,789,550
Day One Biopharmaceuticals, Inc. * 15,537 216,430
Deluxe Corp. 13,693 266,877
Denali Therapeutics, Inc. * 36,963 1,076,732
Design Therapeutics, Inc. * 9,609 51,696
Dianthus Therapeutics, Inc. * 7,066 193,467
Disc Medicine, Inc. * 5,806 285,307
Distribution Solutions Group, Inc. * 3,106 119,612
DLH Holdings Corp. * 2,201 20,601
DocGo, Inc. * 30,030 99,700
Dole PLC 22,499 366,509
Driven Brands Holdings, Inc. * 17,791 253,878
Duckhorn Portfolio, Inc. * 15,427 89,631
Dynavax Technologies Corp. * 39,224 436,955
Dyne Therapeutics, Inc. * 23,976 861,218
Edgewell Personal Care Co. 14,742 535,724
Edgewise Therapeutics, Inc. * 21,554 575,276
Editas Medicine, Inc. * 26,690 91,013
Elevation Oncology, Inc. * 15,031 9,017
Eliem Therapeutics, Inc. * 8,096 41,209
Embecta Corp. 17,007 239,799
Emerald Holding, Inc. 3,581 17,869
Enanta Pharmaceuticals, Inc. * 5,538 57,374
Enhabit, Inc. * 15,371 121,431
Enliven Therapeutics, Inc. * 10,445 266,765
Ennis, Inc. 7,255 176,442
Ensign Group, Inc. 16,531 2,377,488
Entrada Therapeutics, Inc. * 7,266 116,111
Erasca, Inc. * 50,964 139,132
Esperion Therapeutics, Inc. * 55,960 92,334
European Wax Center, Inc. Class A * 9,951 67,667
EVERTEC, Inc. 18,970 642,893
Evolus, Inc. * 16,355 264,951
EyePoint Pharmaceuticals, Inc. * 14,906 119,099
Fate Therapeutics, Inc. * 30,002 105,007
Fennec Pharmaceuticals, Inc. * (Canada)  8,036 40,180

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Fibrobiologics, Inc. * 7,325 $ 22,634
First Advantage Corp. * 14,957 296,896
FiscalNote Holdings, Inc. * 17,475 22,368
Flywire Corp. * 35,938 589,024
Foghorn Therapeutics, Inc. * 6,597 61,418
Forafric Global PLC * (Gibraltar)  571 6,475
Forrester Research, Inc. * 3,244 58,424
Fractyl Health, Inc. * 8,786 22,229
Franklin Covey Co. * 3,006 123,637
Fresh Del Monte Produce, Inc. 9,668 285,593
Fulcrum Therapeutics, Inc. * 18,473 65,949
Fulgent Genetics, Inc. * 6,073 131,966
Galectin Therapeutics, Inc. * 9,083 24,978
GeneDx Holdings Corp. * 3,644 154,651
Generation Bio Co. * 13,156 32,495
GEO Group, Inc. * 37,076 476,427
Geron Corp. * 170,461 773,893
Glaukos Corp. * 14,595 1,901,437
Graham Holdings Co. Class B  960 788,851
Green Dot Corp. Class A * 13,260 155,275
Greenwich Lifesciences, Inc. * 1,743 25,047
Guardant Health, Inc. * 34,734 796,798
Gyre Therapeutics, Inc. * 2,174 27,262
Hackett Group, Inc. 7,514 197,393
Haemonetics Corp. * 14,805 1,190,026
Hain Celestial Group, Inc. * 25,272 218,097
Halozyme Therapeutics, Inc. * 37,039 2,120,112
Harmony Biosciences Holdings, Inc. * 9,067 362,680
Harrow, Inc. * 9,054 407,068
Harvard Bioscience, Inc. * 9,903 26,639
Healthcare Services Group, Inc. * 22,199 247,963
HealthEquity, Inc. * 25,215 2,063,848
Heidrick & Struggles International, Inc. 6,210 241,321
Helen of Troy Ltd. * 6,677 412,972
Herbalife Ltd. * 28,153 202,420
Herc Holdings, Inc. 8,413 1,341,285
Heron Therapeutics, Inc. * 35,437 70,520
Hertz Global Holdings, Inc. * 37,100 122,430
HF Foods Group, Inc. * 10,129 36,161
HilleVax, Inc. * 9,296 16,361
HireQuest, Inc. 1,321 18,705
Honest Co., Inc. * 23,762 84,830
Humacyte, Inc. * 26,336 143,268
Huron Consulting Group, Inc. * 5,157 560,566
ICF International, Inc. 5,539 923,850
ICU Medical, Inc. * 6,368 1,160,377
Ideaya Biosciences, Inc. * 24,341 771,123
IGM Biosciences, Inc. * 4,889 80,864
ImmunityBio, Inc. * 40,972 152,416
Immunome, Inc. * 15,262 223,130
Immunovant, Inc. * 17,261 492,111
Inari Medical, Inc. * 15,820 652,417
Information Services Group, Inc. 9,851 32,508
InfuSystem Holdings, Inc. * 3,934 26,358
Ingles Markets, Inc. Class A  4,395 327,867
Inhibrx Biosciences, Inc. * 3,819 59,806
Inmode Ltd. * 24,050 407,647
Inmune Bio, Inc. * 3,634 19,587
Innovage Holding Corp. * 5,223 31,338
Innoviva, Inc. * 16,148 311,818
Inogen, Inc. * 6,640 64,408
Inovio Pharmaceuticals, Inc. * 7,663 44,292
Inozyme Pharma, Inc. * 14,023 73,340
Insmed, Inc. * 46,604 3,402,092
a Shares Value
Insperity, Inc. 10,677 $ 939,576
Integer Holdings Corp. * 9,909 1,288,170
Integra LifeSciences Holdings Corp. * 20,343 369,632
Intellia Therapeutics, Inc. * 28,736 590,525
Inter Parfums, Inc. 5,393 698,286
Invivyd, Inc. * 23,254 23,719
Iovance Biotherapeutics, Inc. * 75,205 706,175
iRadimed Corp. 2,073 104,251
iRhythm Technologies, Inc. * 9,278 688,799
Ironwood Pharmaceuticals, Inc. * 43,165 177,840
Ispire Technology, Inc. * 5,028 31,199
iTeos Therapeutics, Inc. * 8,128 82,987
J&J Snack Foods Corp. 4,513 776,778
Janux Therapeutics, Inc. * 8,331 378,477
Jasper Therapeutics, Inc. * 3,370 63,390
John B Sanfilippo & Son, Inc. 2,563 241,717
John Wiley & Sons, Inc. Class A  10,801 521,148
Joint Corp. * 3,930 44,959
KalVista Pharmaceuticals, Inc. * 11,394 131,943
Kelly Services, Inc. Class A  9,706 207,805
Keros Therapeutics, Inc. * 8,759 508,635
Kforce, Inc. 5,690 349,650
Kiniksa Pharmaceuticals International PLC * 11,051 276,164
Kodiak Sciences, Inc. * 9,520 24,847
Korn Ferry 15,384 1,157,492
Korro Bio, Inc. * 1,808 60,423
Krispy Kreme, Inc. 26,158 280,937
Krystal Biotech, Inc. * 7,359 1,339,559
Kura Oncology, Inc. * 21,951 428,923
Kymera Therapeutics, Inc. * 13,244 626,839
Kyverna Therapeutics, Inc. * 5,009 24,494
Lancaster Colony Corp. 5,747 1,014,748
Lantheus Holdings, Inc. * 20,409 2,239,888
Larimar Therapeutics, Inc. * 12,506 81,914
Laureate Education, Inc. 39,911 662,922
Legalzoom.com, Inc. * 40,919 259,836
LeMaitre Vascular, Inc. 6,002 557,526
LENZ Therapeutics, Inc. 3,768 89,452
Lexeo Therapeutics, Inc. * 6,843 61,861
Lexicon Pharmaceuticals, Inc. * 37,485 58,851
Lifecore Biomedical, Inc. * 6,103 30,088
LifeStance Health Group, Inc. * 40,368 282,576
Lifeway Foods, Inc. * 1,705 44,194
Ligand Pharmaceuticals, Inc. * 5,075 507,957
Limoneira Co. 5,022 133,083
Lincoln Educational Services Corp. * 8,445 100,833
Lineage Cell Therapeutics, Inc. * 55,615 50,348
Liquidia Corp. * 17,110 171,100
LivaNova PLC * 16,195 850,885
LiveRamp Holdings, Inc. * 19,445 481,847
Longboard Pharmaceuticals, Inc. * 9,609 320,268
Lyell Immunopharma, Inc. * 48,670 67,165
MacroGenics, Inc. * 17,528 57,667
Madrigal Pharmaceuticals, Inc. * 5,204 1,104,393
Mama's Creations, Inc. * 9,408 68,678
MannKind Corp. * 76,974 484,166
Maravai LifeSciences Holdings, Inc.
Class A * 32,901 273,407
MarketWise, Inc. 8,455 5,650
Marqeta, Inc. Class A * 139,640 687,029
Matthews International Corp. Class A  8,838 205,042
MaxCyte, Inc. * 30,973 120,485
Medifast, Inc. 3,048 58,339
MediWound Ltd. * (Israel)  2,297 41,484

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
MeiraGTx Holdings PLC * 14,225 $ 59,318
Merit Medical Systems, Inc. * 16,911 1,671,314
Mersana Therapeutics, Inc. * 33,292 62,922
MGP Ingredients, Inc. 4,252 353,979
MiMedx Group, Inc. * 35,130 207,618
Mind Medicine MindMed, Inc. * 21,449 122,045
Mineralys Therapeutics, Inc. * 8,546 103,492
Mirum Pharmaceuticals, Inc. * 11,569 451,191
Mission Produce, Inc. * 12,906 165,455
Mister Car Wash, Inc. * 27,801 180,985
ModivCare, Inc. * 3,706 52,922
Moneylion, Inc. * 2,545 105,745
Monro, Inc. 8,610 248,485
Monte Rosa Therapeutics, Inc. * 12,275 65,057
Myriad Genetics, Inc. * 26,604 728,684
Nano-X Imaging Ltd. * (Israel)  17,942 109,087
Nathan's Famous, Inc. 756 61,160
National Beverage Corp. 6,740 316,376
National HealthCare Corp. 3,691 464,217
National Research Corp. 3,989 91,189
Natural Grocers by Vitamin Cottage, Inc.
Class C  2,889 85,774
Nature's Sunshine Products, Inc. * 4,571 62,257
Nautilus Biotechnology, Inc. SPAC * 13,513 38,512
Nektar Therapeutics * 53,044 68,957
Neogen Corp. * 64,746 1,088,380
NeoGenomics, Inc. * 38,187 563,258
Neumora Therapeutics, Inc. * 24,854 328,321
Neurogene, Inc. * 3,044 127,726
NeuroPace, Inc. * 3,938 27,448
Nevro Corp. * 11,154 62,351
Nkarta, Inc. * 15,785 71,348
Novavax, Inc. * 42,023 530,750
Novocure Ltd. * 31,138 486,687
Nurix Therapeutics, Inc. * 18,952 425,851
Nuvalent, Inc. Class A * 10,245 1,048,063
Nuvation Bio, Inc. * 54,798 125,487
Ocugen, Inc. * 76,214 75,620
Ocular Therapeutix, Inc. * 46,191 401,862
Olaplex Holdings, Inc. * 41,466 97,445
Olema Pharmaceuticals, Inc. * 11,922 142,349
Omeros Corp. * 16,105 63,937
OmniAb, Inc. * 25,109 106,211
Omnicell, Inc. * 13,653 595,271
OPKO Health, Inc. * 97,410 145,141
Option Care Health, Inc. * 50,792 1,589,790
OraSure Technologies, Inc. * 20,519 87,616
Orchestra BioMed Holdings, Inc. * 7,508 38,591
Organogenesis Holdings, Inc. * 20,902 59,780
ORIC Pharmaceuticals, Inc. * 18,260 187,165
Orthofix Medical, Inc. * 9,501 148,406
OrthoPediatrics Corp. * 4,913 133,191
Oscar Health, Inc. Class A * 57,799 1,225,917
Outlook Therapeutics, Inc. * 5,927 31,650
Ovid therapeutics, Inc. * 14,981 17,678
Owens & Minor, Inc. * 22,714 356,383
Pacific Biosciences of California, Inc. * 85,551 145,437
Pacira BioSciences, Inc. * 13,608 204,800
PACS Group, Inc. * 11,558 461,973
Paragon 28, Inc. * 12,773 85,324
Patterson Cos., Inc. 23,199 506,666
Payoneer Global, Inc. * 71,279 536,731
Paysafe Ltd. * 10,124 227,081
Pediatrix Medical Group, Inc. * 24,047 278,705
a Shares Value
Pennant Group, Inc. * 8,602 $ 307,091
PepGen, Inc. * 4,759 40,689
Perdoceo Education Corp. 18,617 414,042
Performant Financial Corp. * 23,377 87,430
Perspective Therapeutics, Inc. * 15,790 210,797
PetIQ, Inc. * 7,735 238,006
Phathom Pharmaceuticals, Inc. * 10,575 191,196
Phibro Animal Health Corp. Class A  6,238 140,480
Pliant Therapeutics, Inc. * 16,815 188,496
Poseida Therapeutics, Inc. * 17,865 51,094
Praxis Precision Medicines, Inc. * 5,101 293,512
Precigen, Inc. * 34,261 32,449
Prelude Therapeutics, Inc. * 1,928 3,991
Prestige Consumer Healthcare, Inc. * 14,666 1,057,419
Prime Medicine, Inc. * 17,031 65,910
Primo Water Corp. 47,123 1,189,856
Priority Technology Holdings, Inc. * 6,741 46,041
PROCEPT BioRobotics Corp. * 12,594 1,009,031
PROG Holdings, Inc. 12,261 594,536
Progyny, Inc. * 25,026 419,436
ProKidney Corp. * 31,863 61,177
Protagonist Therapeutics, Inc. * 17,367 781,515
Prothena Corp. PLC * (Ireland)  12,399 207,435
PTC Therapeutics, Inc. * 22,420 831,782
Pulmonx Corp. * 10,089 83,638
Pulse Biosciences, Inc. * 5,237 91,857
Puma Biotechnology, Inc. * 12,338 31,462
Pyxis Oncology, Inc. * 14,305 52,499
Q32 Bio, Inc. * 1,821 81,253
Quad/Graphics, Inc. 10,046 45,609
Quanex Building Products Corp. 12,986 360,362
Quanterix Corp. * 10,343 134,045
Quantum-Si, Inc. * 29,849 26,333
Quipt Home Medical Corp. * 8,631 25,203
RadNet, Inc. * 19,782 1,372,673
Rapport Therapeutics, Inc. * 2,553 52,285
RAPT Therapeutics, Inc. * 8,381 16,846
Recursion Pharmaceuticals, Inc. Class A * 70,341 463,547
REGENXBIO, Inc. * 13,719 143,912
Regulus Therapeutics, Inc. * 18,343 28,799
Relay Therapeutics, Inc. * 29,959 212,110
Remitly Global, Inc. * 43,255 579,184
Renovaro, Inc. * 13,884 6,710
Repay Holdings Corp. * 27,229 222,189
Replimune Group, Inc. * 16,837 184,534
Resources Connection, Inc. 9,146 88,716
Revance Therapeutics, Inc. * 32,331 167,798
REVOLUTION Medicines, Inc. * 45,213 2,050,410
Rhythm Pharmaceuticals, Inc. * 16,281 852,962
Rigel Pharmaceuticals, Inc. * 4,675 75,642
Rocket Pharmaceuticals, Inc. * 19,639 362,732
RxSight, Inc. * 10,548 521,388
Sage Therapeutics, Inc. * 16,627 120,047
Sana Biotechnology, Inc. * 39,507 164,349
Sanara Medtech, Inc. * 1,501 45,390
Savara, Inc. * 30,788 130,541
Scholar Rock Holding Corp. * 20,460 163,885
Scilex Holding Co. * 18,410 17,022
scPharmaceuticals, Inc. * 7,529 34,332
Select Medical Holdings Corp. 32,272 1,125,325
Semler Scientific, Inc. * 1,180 27,789
Seneca Foods Corp. Class A * 1,565 97,546
Sera Prognostics, Inc. Class A * 8,072 62,962
Sezzle, Inc. * 710 121,119

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shattuck Labs, Inc. * 11,744 $ 40,987
SI-BONE, Inc. * 12,799 178,930
SIGA Technologies, Inc. 13,267 89,552
Simply Good Foods Co. * 27,003 938,894
Skye Bioscience, Inc. * 4,964 19,409
Soleno Therapeutics, Inc. * 6,986 352,723
Solid Biosciences, Inc. * 6,774 47,215
Sonida Senior Living, Inc. * 992 26,526
SoundThinking, Inc. * 2,294 26,587
SpartanNash Co. 9,224 206,710
Spire Global, Inc. * 6,605 65,984
SpringWorks Therapeutics, Inc. * 20,439 654,866
Sprouts Farmers Market, Inc. * 29,879 3,298,940
Spyre Therapeutics, Inc. * 10,183 299,482
STAAR Surgical Co. * 14,708 546,402
Stereotaxis, Inc. * 16,233 33,115
Sterling Check Corp. * 9,876 165,127
Stoke Therapeutics, Inc. * 10,627 130,606
StoneCo Ltd. Class A * (Brazil)  85,365 961,210
Strategic Education, Inc. 6,610 611,756
Stride, Inc. * 12,636 1,077,977
Summit Therapeutics, Inc. * 26,185 573,451
SunOpta, Inc. * (Canada)  27,618 176,203
Supernus Pharmaceuticals, Inc. * 14,938 465,767
Surgery Partners, Inc. * 23,003 741,617
Surmodics, Inc. * 4,321 167,568
Sutro Biopharma, Inc. * 24,356 84,272
Syndax Pharmaceuticals, Inc. * 24,494 471,509
Tactile Systems Technology, Inc. * 6,465 94,454
Tandem Diabetes Care, Inc. * 19,171 813,042
Tango Therapeutics, Inc. * 13,530 104,181
Target Hospitality Corp. * 10,917 84,934
Tarsus Pharmaceuticals, Inc. * 10,931 359,521
Taysha Gene Therapies, Inc. * 47,466 95,407
Tejon Ranch Co. * 5,981 104,967
Teladoc Health, Inc. * 50,915 467,400
Tenaya Therapeutics, Inc. * 19,922 38,449
Terns Pharmaceuticals, Inc. * 17,215 143,573
TG Therapeutics, Inc. * 41,513 970,989
Theravance Biopharma, Inc. * 11,407 91,940
Third Harmonic Bio, Inc. * 5,215 70,663
Tourmaline Bio, Inc. 6,839 175,831
Transcat, Inc. * 2,540 306,756
TransMedics Group, Inc. * 9,553 1,499,821
Travere Therapeutics, Inc. * 21,279 297,693
Treace Medical Concepts, Inc. * 13,365 77,517
TreeHouse Foods, Inc. * 13,994 587,468
Trevi Therapeutics, Inc. * 19,139 63,924
TriNet Group, Inc. 9,465 917,821
TrueBlue, Inc. * 10,105 79,728
TScan Therapeutics, Inc. * 11,225 55,900
Turning Point Brands, Inc. 5,078 219,116
Twist Bioscience Corp. * 17,009 768,467
Tyra Biosciences, Inc. * 6,032 141,812
U.S. Physical Therapy, Inc. 4,429 374,826
Udemy, Inc. * 28,389 211,214
UFP Technologies, Inc. * 2,152 681,538
United Natural Foods, Inc. * 17,979 302,407
Universal Corp. 7,389 392,430
Universal Technical Institute, Inc. * 12,267 199,461
Upbound Group, Inc. 15,976 511,072
UroGen Pharma Ltd. * 10,167 129,121
USANA Health Sciences, Inc. * 3,439 130,407
Utah Medical Products, Inc. 985 65,906
a Shares Value
Utz Brands, Inc. 19,823 $ 350,867
Vanda Pharmaceuticals, Inc. * 17,822 83,585
Varex Imaging Corp. * 11,001 131,132
Vaxcyte, Inc. * 35,459 4,051,900
Vector Group Ltd. 43,832 653,973
Ventyx Biosciences, Inc. * 21,613 47,116
Vera Therapeutics, Inc. * 11,860 524,212
Veracyte, Inc. * 23,068 785,235
Verastem, Inc. * 7,823 23,391
Vericel Corp. * 14,401 608,442
Verra Mobility Corp. * 49,596 1,379,265
Verrica Pharmaceuticals, Inc. * 5,294 7,676
Veru, Inc. * 38,792 29,831
Verve Therapeutics, Inc. * 22,822 110,458
Viad Corp. * 6,376 228,452
Viemed Healthcare, Inc. * 10,708 78,490
Village Super Market, Inc. Class A  2,310 73,435
Vir Biotechnology, Inc. * 27,381 205,084
Viridian Therapeutics, Inc. * 18,671 424,765
Vita Coco Co., Inc. * 11,338 320,979
Vital Farms, Inc. * 9,657 338,671
Voyager Therapeutics, Inc. * 13,780 80,613
Waldencast PLC Class A * 9,286 33,801
WaVe Life Sciences Ltd. * 24,643 202,073
WD-40 Co. 4,015 1,035,388
Weis Markets, Inc. 4,876 336,103
Werewolf Therapeutics, Inc. * 9,216 19,538
Westrock Coffee Co. * 9,330 60,645
Willdan Group, Inc. * 3,988 163,309
WK Kellogg Co. 19,404 332,002
X4 Pharmaceuticals, Inc. * 56,085 37,538
XBiotech, Inc. * 5,339 41,270
Xencor, Inc. * 17,802 357,998
Xeris Biopharma Holdings, Inc. * 38,562 109,902
XOMA Royalty Corp. * 2,512 66,518
Y-mAbs Therapeutics, Inc. * 11,696 153,802
Zentalis Pharmaceuticals, Inc. * 15,891 58,479
Zevra Therapeutics, Inc. * 13,892 96,410
Zimvie, Inc. * 8,158 129,467
ZipRecruiter, Inc. Class A * 20,165 191,567
Zura Bio Ltd. * (United Kingdom)  12,573 51,046
Zymeworks, Inc. * 15,887 199,382
Zynex, Inc. * 4,390 35,822
190,208,814
Energy - 5.1%
spacing
Aemetis, Inc. * 10,866 24,992
Alpha Metallurgical Resources, Inc. 3,271 772,545
Amplify Energy Corp. * 13,183 86,085
Arch Resources, Inc. 5,264 727,274
Archrock, Inc. 49,309 998,014
Aris Water Solutions, Inc. Class A  8,175 137,912
Array Technologies, Inc. * 45,450 299,970
ASP Isotopes, Inc. * 11,880 33,026
Atlas Energy Solutions, Inc. 20,067 437,461
Berry Corp. 22,531 115,809
Borr Drilling Ltd. * (Mexico)  70,222 385,519
Bristow Group, Inc. * 7,263 251,954
California Resources Corp. 20,405 1,070,650
ChampionX Corp. 56,448 1,701,907
CNX Resources Corp. * 43,762 1,425,328
Comstock Resources, Inc. 27,337 304,261
CONSOL Energy, Inc. 8,704 910,874
Core Laboratories, Inc. 13,301 246,468

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Crescent Energy Co. Class A  42,705 $ 467,620
CVR Energy, Inc. 10,769 248,010
Delek U.S. Holdings, Inc. 19,684 369,075
Diversified Energy Co. PLC ~ 13,829 157,374
DMC Global, Inc. * 5,294 68,716
DNOW, Inc. * 32,106 415,131
Drilling Tools International Corp. * 4,069 15,177
Empire Petroleum Corp. * 3,211 16,858
Energy Vault Holdings, Inc. * 27,544 26,442
Evolution Petroleum Corp. 7,880 41,843
Excelerate Energy, Inc. Class A  5,325 117,203
Expro Group Holdings NV * 28,139 483,147
Fluence Energy, Inc. * 18,203 413,390
Forum Energy Technologies, Inc. * 3,582 55,378
Freyr Battery, Inc. * (Norway)  33,198 32,205
FuelCell Energy, Inc. * 127,123 48,307
FutureFuel Corp. 7,097 40,808
Geospace Technologies Corp. * 3,609 37,317
Golar LNG Ltd. (Cameroon)  29,365 1,079,457
Granite Ridge Resources, Inc. 14,859 88,263
Green Plains, Inc. * 16,719 226,375
Gulfport Energy Corp. * 3,792 573,919
Hallador Energy Co. * 6,693 63,115
Helix Energy Solutions Group, Inc. * 44,013 488,544
Helmerich & Payne, Inc. 29,019 882,758
HighPeak Energy, Inc. 4,432 61,516
Innovex International, Inc. * 9,669 141,941
Kinetik Holdings, Inc. 11,401 516,009
Kodiak Gas Services, Inc. 6,107 177,103
Kosmos Energy Ltd. * (Ghana)  138,839 559,521
Liberty Energy, Inc. 47,971 915,766
Magnolia Oil & Gas Corp. Class A  50,962 1,244,492
Mammoth Energy Services, Inc. * 5,587 22,851
Matrix Service Co. * 7,942 91,571
Montauk Renewables, Inc. * 18,769 97,787
Murphy Oil Corp. 43,572 1,470,119
Nabors Industries Ltd. * 2,813 181,354
NACCO Industries, Inc. Class A  1,080 30,618
Natural Gas Services Group, Inc. * 3,012 57,559
Newpark Resources, Inc. * 24,595 170,443
NextDecade Corp. * 34,204 161,101
Noble Corp. PLC 40,649 1,469,055
Northern Oil & Gas, Inc. 29,442 1,042,541
Oceaneering International, Inc. * 30,213 751,397
Oil States International, Inc. * 17,196 79,102
Par Pacific Holdings, Inc. * 17,262 303,811
Patterson-UTI Energy, Inc. 116,182 888,792
PBF Energy, Inc. Class A  30,813 953,662
Peabody Energy Corp. 38,126 1,011,864
Plug Power, Inc. * 219,660 496,432
Prairie Operating Co. * 2,006 17,573
PrimeEnergy Resources Corp. * 255 35,139
ProFrac Holding Corp. Class A * 6,958 47,245
ProPetro Holding Corp. * 26,646 204,108
Ramaco Resources, Inc. Class A  8,032 93,975
Ramaco Resources, Inc. Class B  1,237 13,310
Ranger Energy Services, Inc. 4,423 52,678
REX American Resources Corp. * 4,690 217,100
Riley Exploration Permian, Inc. 3,364 89,112
Ring Energy, Inc. * 43,769 70,030
RPC, Inc. 27,041 171,981
Sable Offshore Corp. * 14,465 341,808
SandRidge Energy, Inc. 9,662 118,166
SEACOR Marine Holdings, Inc. * 7,771 74,990
a Shares Value
Seadrill Ltd. * (Norway)  20,395 $ 810,497
Select Water Solutions, Inc. 27,266 303,471
Shoals Technologies Group, Inc. Class A * 51,075 286,531
Sitio Royalties Corp. Class A  23,296 485,489
SM Energy Co. 34,553 1,381,084
Solaris Energy Infrastructure, Inc. 6,984 89,116
Stem, Inc. * 37,641 13,107
SunCoke Energy, Inc. 25,588 222,104
Sunnova Energy International, Inc. * 31,753 309,274
Sunrun, Inc. * 64,895 1,172,004
Talos Energy, Inc. * 44,078 456,207
TETRA Technologies, Inc. * 34,967 108,398
Tidewater, Inc. * 14,452 1,037,509
TPI Composites, Inc. * 11,297 51,401
Transocean Ltd. * 216,915 921,889
VAALCO Energy, Inc. 29,593 169,864
Valaris Ltd. * 18,448 1,028,476
Verde Clean Fuels, Inc. * 1,130 4,509
Vital Energy, Inc. * 8,537 229,645
Vitesse Energy, Inc. 7,534 180,967
W&T Offshore, Inc. 26,922 57,882
Warrior Met Coal, Inc. 15,368 982,015
41,131,542
Financial - 24.0%
spacing
1st Source Corp. 5,965 357,184
Acadia Realty Trust REIT 30,735 721,658
ACNB Corp. 2,826 123,411
AFC Gamma, Inc. REIT 6,276 64,078
AG Mortgage Investment Trust, Inc. REIT 8,637 64,864
Alerus Financial Corp. 5,194 118,839
Alexander & Baldwin, Inc. REIT 22,005 422,496
Alexander's, Inc. REIT 658 159,473
Alpine Income Property Trust, Inc. REIT 3,888 70,762
AlTi Global, Inc. * 9,827 36,753
Amalgamated Financial Corp. 6,014 188,659
Ambac Financial Group, Inc. * 14,044 157,433
Amerant Bancorp, Inc. 8,917 190,556
American Assets Trust, Inc. REIT 14,667 391,902
American Coastal Insurance Corp.
Class C * 7,431 83,747
American Healthcare REIT, Inc. 24,775 646,628
American Realty Investors, Inc. * 308 5,402
Ameris Bancorp 19,544 1,219,350
AMERISAFE, Inc. 5,435 262,674
Ames National Corp. 3,072 56,003
Angel Oak Mortgage REIT, Inc. 3,681 38,393
Anywhere Real Estate, Inc. * 28,052 142,504
Apartment Investment & Management Co.
Class A REIT * 43,546 393,656
Apollo Commercial Real Estate Finance,
Inc. REIT 43,164 396,677
Apple Hospitality REIT, Inc. 69,383 1,030,338
Arbor Realty Trust, Inc. REIT 44,628 694,412
ARES Commercial Real Estate Corp. REIT 17,752 124,264
Armada Hoffler Properties, Inc. REIT 20,791 225,167
ARMOUR Residential REIT, Inc. 14,947 304,919
Arrow Financial Corp. 5,301 151,927
Artisan Partners Asset Management, Inc.
Class A  18,706 810,344
Associated Banc-Corp. 45,465 979,316
Atlantic Union Bankshares Corp. 25,773 970,869
Atlanticus Holdings Corp. * 2,123 74,475
Axos Financial, Inc. * 16,224 1,020,165

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
B Riley Financial, Inc. 5,893 $ 30,938
Baldwin Insurance Group, Inc. * 19,637 977,923
Banc of California, Inc. 42,030 619,102
BancFirst Corp. 5,927 623,817
Banco Latinoamericano de Comercio
Exterior SA (Panama)  8,087 262,747
Bancorp, Inc. * 13,708 733,378
Bank First Corp. 2,781 252,237
Bank of Hawaii Corp. 11,170 701,141
Bank of Marin Bancorp 4,931 99,064
Bank of NT Butterfield & Son Ltd.
(Bermuda)  14,539 536,198
Bank7 Corp. 1,325 49,648
BankUnited, Inc. 21,640 788,562
Bankwell Financial Group, Inc. 1,898 56,845
Banner Corp. 9,802 583,807
Bar Harbor Bankshares 5,177 159,659
BayCom Corp. 3,365 79,818
BCB Bancorp, Inc. 4,808 59,331
Berkshire Hills Bancorp, Inc. 11,394 306,840
BGC Group, Inc. Class A  103,601 951,057
Bit Digital, Inc. * 35,271 123,801
Blackstone Mortgage Trust, Inc.
Class A REIT 51,668 982,209
Blue Foundry Bancorp * 7,307 74,897
Bowhead Specialty Holdings, Inc. * 1,703 47,701
Braemar Hotels & Resorts, Inc. REIT 18,208 56,263
Brandywine Realty Trust REIT 48,359 263,073
Bread Financial Holdings, Inc. 8,017 381,449
Bridgewater Bancshares, Inc. * 6,000 85,020
Brightsphere Investment Group, Inc. 8,621 218,973
BrightSpire Capital, Inc. REIT 41,350 231,560
Broadstone Net Lease, Inc. REIT 56,573 1,072,058
Brookfield Business Corp. Class A (Canada)  8,177 207,123
Brookline Bancorp, Inc. 23,849 240,636
BRT Apartments Corp. REIT 3,643 64,044
Burford Capital Ltd. 59,430 788,042
Burke & Herbert Financial Services Corp. 4,079 248,778
Business First Bancshares, Inc. 6,954 178,509
Byline Bancorp, Inc. 10,293 275,544
Cadence Bank 46,120 1,468,922
California BanCorp * 6,756 99,921
Camden National Corp. 4,848 200,319
Cannae Holdings, Inc. 17,381 331,282
Capital Bancorp, Inc. 3,311 85,126
Capital City Bank Group, Inc. 4,638 163,675
Capitol Federal Financial, Inc. 33,292 194,425
CareTrust REIT, Inc. 42,533 1,312,568
Carter Bankshares, Inc. * 6,979 121,365
Cathay General Bancorp 18,802 807,546
CBL & Associates Properties, Inc. REIT 7,378 185,926
Centerspace REIT 4,418 311,336
Central Pacific Financial Corp. 6,796 200,550
Chatham Lodging Trust REIT 15,999 136,311
Chemung Financial Corp. 1,216 58,392
Chicago Atlantic Real Estate Finance, Inc.
REIT 4,445 68,942
Chimera Investment Corp. REIT 24,326 385,081
ChoiceOne Financial Services, Inc. 2,479 76,626
Cipher Mining, Inc. * 51,385 198,860
Citizens & Northern Corp. 4,459 87,798
Citizens Financial Services, Inc. 1,589 93,354
City Holding Co. 4,031 473,199
City Office REIT, Inc. 12,675 74,022
a Shares Value
Civista Bancshares, Inc. 4,343 $ 77,392
Claros Mortgage Trust, Inc. REIT 26,755 200,395
Cleanspark, Inc. * 68,178 636,783
Clipper Realty, Inc. REIT 4,893 27,890
CNB Financial Corp. 6,871 165,316
CNO Financial Group, Inc. 31,903 1,119,795
Coastal Financial Corp. * 3,513 189,667
Cohen & Steers, Inc. 8,350 801,182
Colony Bankcorp, Inc. 4,665 72,401
Columbia Financial, Inc. * 8,982 153,323
Community Financial System, Inc. 15,318 889,516
Community Healthcare Trust, Inc. REIT 7,678 139,356
Community Trust Bancorp, Inc. 4,793 238,020
Community West Bancshares 5,391 103,831
Compass Diversified Holdings 20,334 449,991
Compass, Inc. Class A * 112,660 688,353
ConnectOne Bancorp, Inc. 10,790 270,290
Consumer Portfolio Services, Inc. * 2,941 27,587
COPT Defense Properties REIT 34,091 1,033,980
Core Scientific, Inc. * 52,985 628,402
Crawford & Co. Class A  4,680 51,340
CrossFirst Bankshares, Inc. * 14,475 241,588
CTO Realty Growth, Inc. REIT 5,841 111,096
Cushman & Wakefield PLC * 43,347 590,820
Customers Bancorp, Inc. * 8,800 408,760
CVB Financial Corp. 39,348 701,181
Dave, Inc. * 2,339 93,466
Diamond Hill Investment Group, Inc. 908 146,742
DiamondRock Hospitality Co. REIT 63,890 557,760
Dime Community Bancshares, Inc. 9,431 271,613
Diversified Healthcare Trust REIT 63,082 264,314
Donegal Group, Inc. Class A  3,866 56,985
Douglas Emmett, Inc. REIT 30,530 536,412
Dynex Capital, Inc. REIT 22,159 282,749
Eagle Bancorp, Inc. 8,284 187,053
Easterly Government Properties, Inc. REIT 29,455 399,999
Eastern Bankshares, Inc. 57,069 935,361
Ellington Financial, Inc. REIT 24,376 314,207
Elme Communities REIT 26,400 464,376
Empire State Realty Trust, Inc.
Class A REIT 40,180 445,194
Employers Holdings, Inc. 6,909 331,425
Enact Holdings, Inc. 8,878 322,538
Encore Capital Group, Inc. * 7,130 337,035
Enova International, Inc. * 7,740 648,535
Enstar Group Ltd. * 3,824 1,229,760
Enterprise Bancorp, Inc. 3,420 109,303
Enterprise Financial Services Corp. 11,349 581,750
Equity Bancshares, Inc. Class A  4,782 195,488
Equity Commonwealth REIT * 30,815 613,219
Esquire Financial Holdings, Inc. 2,296 149,722
ESSA Bancorp, Inc. 1,983 38,113
Essent Group Ltd. 31,148 2,002,505
Essential Properties Realty Trust, Inc. REIT 52,074 1,778,327
eXp World Holdings, Inc. 24,399 343,782
F&G Annuities & Life, Inc. 4,833 216,132
Farmers & Merchants Bancorp, Inc. 3,857 106,646
Farmers National Banc Corp. 10,473 158,352
Farmland Partners, Inc. REIT 14,033 146,645
FB Financial Corp. 10,876 510,411
Federal Agricultural Mortgage Corp. Class C  2,774 519,875
Fidelis Insurance Holdings Ltd. (United
Kingdom)  15,977 288,545
Fidelity D&D Bancorp, Inc. 1,638 80,819

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Financial Institutions, Inc. 4,912 $ 125,109
First BanCorp 45,837 970,369
First Bancorp, Inc. 3,350 88,172
First Bancorp/Southern Pines NC 11,902 495,004
First Bancshares, Inc. 8,963 287,981
First Bank 6,781 103,071
First Busey Corp. 16,612 432,244
First Business Financial Services, Inc. 2,714 123,731
First Commonwealth Financial Corp. 30,016 514,774
First Community Bankshares, Inc. 5,440 234,736
First Financial Bancorp 28,022 706,995
First Financial Bankshares, Inc. 38,620 1,429,326
First Financial Corp. 3,820 167,507
First Financial Northwest, Inc. 2,138 48,148
First Foundation, Inc. 17,263 107,721
First Internet Bancorp 2,523 86,438
First Interstate BancSystem, Inc. Class A  24,168 741,474
First Merchants Corp. 18,078 672,502
First Mid Bancshares, Inc. 6,896 268,323
First of Long Island Corp. 6,844 88,082
First Western Financial, Inc. * 2,110 42,200
Five Star Bancorp 5,466 162,504
Flushing Financial Corp. 8,348 121,714
Forge Global Holdings, Inc. * 31,675 41,494
Four Corners Property Trust, Inc. REIT 27,975 819,947
Franklin BSP Realty Trust, Inc. REIT 24,192 315,948
Franklin Street Properties Corp. REIT 29,272 51,811
FRP Holdings, Inc. * 3,726 111,258
FS Bancorp, Inc. 1,884 83,819
FTAI Aviation Ltd. 30,161 4,008,397
FTAI Infrastructure, Inc. 29,079 272,179
Fulton Financial Corp. 49,733 901,659
FVCBankcorp, Inc. * 3,783 49,368
GCM Grosvenor, Inc. Class A  12,002 135,863
Genworth Financial, Inc. * 122,731 840,707
German American Bancorp, Inc. 8,457 327,709
Getty Realty Corp. REIT 14,888 473,587
Glacier Bancorp, Inc. 34,301 1,567,556
Gladstone Commercial Corp. REIT 12,434 201,928
Gladstone Land Corp. REIT 9,528 132,439
Global Medical REIT, Inc. 19,259 190,857
Global Net Lease, Inc. REIT 61,447 517,384
GoHealth, Inc. Class A * 1,146 10,749
Goosehead Insurance, Inc. Class A * 6,675 596,078
Granite Point Mortgage Trust, Inc. REIT 15,191 48,155
Great Southern Bancorp, Inc. 2,416 138,461
Greene County Bancorp, Inc. 1,909 58,988
Greenlight Capital Re Ltd. Class A * 9,339 127,477
Guaranty Bancshares, Inc. 2,295 78,902
HA Sustainable Infrastructure Capital, Inc. 33,459 1,153,332
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  11,579 223,938
Hamilton Lane, Inc. Class A  11,396 1,918,972
Hancock Whitney Corp. 25,759 1,318,088
Hanmi Financial Corp. 8,694 161,708
HarborOne Bancorp, Inc. 12,421 161,225
HBT Financial, Inc. 4,606 100,779
HCI Group, Inc. 2,463 263,689
Heartland Financial USA, Inc. 12,612 715,100
Heritage Commerce Corp. 19,399 191,662
Heritage Financial Corp. 9,657 210,233
Heritage Insurance Holdings, Inc. * 7,076 86,610
Hilltop Holdings, Inc. 14,214 457,122
Hingham Institution For Savings 444 108,030
a Shares Value
Hippo Holdings, Inc. * 5,980 $ 100,942
Home Bancorp, Inc. 2,196 97,898
Home BancShares, Inc. 58,020 1,571,762
HomeStreet, Inc. 5,805 91,487
HomeTrust Bancshares, Inc. 5,083 173,229
Hope Bancorp, Inc. 34,405 432,127
Horace Mann Educators Corp. 11,752 410,732
Horizon Bancorp, Inc. 13,443 209,039
Hudson Pacific Properties, Inc. REIT 40,951 195,746
Hut 8 Corp. * (Canada)  23,917 293,222
Independence Realty Trust, Inc. REIT 68,011 1,394,225
Independent Bank Corp. (IBCP US) 6,651 221,811
Independent Bank Corp. (INDB US) 12,548 741,963
Independent Bank Group, Inc. 10,892 628,033
Industrial Logistics Properties Trust REIT 19,087 90,854
Innovative Industrial Properties, Inc. REIT 8,497 1,143,696
International Bancshares Corp. 16,260 972,185
International Money Express, Inc. * 9,325 172,419
InvenTrust Properties Corp. REIT 20,510 581,869
Invesco Mortgage Capital, Inc. REIT 15,979 150,043
Investar Holding Corp. 3,045 59,073
Investors Title Co. 373 85,715
Jackson Financial, Inc. Class A  21,347 1,947,487
James River Group Holdings Ltd. 8,147 51,082
JBG SMITH Properties REIT 24,980 436,650
John Marshall Bancorp, Inc. 3,207 63,434
Kearny Financial Corp. 17,328 119,043
Kennedy-Wilson Holdings, Inc. 33,359 368,617
Kingsway Financial Services, Inc. *
(Canada)  3,503 29,005
Kite Realty Group Trust REIT 65,024 1,727,037
KKR Real Estate Finance Trust, Inc. REIT 16,648 205,603
Ladder Capital Corp. REIT 35,582 412,751
Lakeland Financial Corp. 6,897 449,133
LCNB Corp. 4,593 69,217
Legacy Housing Corp. * 3,248 88,833
Lemonade, Inc. * 15,422 254,309
LendingClub Corp. * 34,024 388,894
LendingTree, Inc. * 3,022 175,367
LINKBANCORP, Inc. 5,909 37,877
Live Oak Bancshares, Inc. 10,562 500,322
LTC Properties, Inc. REIT 12,957 475,392
LXP Industrial Trust REIT 87,285 877,214
Macerich Co. REIT 65,118 1,187,752
Maiden Holdings Ltd. * 26,244 46,452
MARA Holdings, Inc. * 81,060 1,314,793
Marcus & Millichap, Inc. 6,964 275,983
Maui Land & Pineapple Co., Inc. * 2,581 57,943
MBIA, Inc. * 12,241 43,700
McGrath RentCorp 7,193 757,279
Medallion Financial Corp. 6,134 49,931
Mercantile Bank Corp. 5,019 219,431
Merchants Bancorp 5,263 236,624
Mercury General Corp. 8,289 522,041
Metrocity Bankshares, Inc. 5,458 167,124
Metropolitan Bank Holding Corp. * 3,402 178,877
MFA Financial, Inc. REIT 31,082 395,363
Mid Penn Bancorp, Inc. 5,145 153,475
Middlefield Banc Corp. 1,846 53,165
Midland States Bancorp, Inc. 5,969 133,586
MidWestOne Financial Group, Inc. 4,363 124,476
Moelis & Co. Class A  17,577 1,204,200
Mr. Cooper Group, Inc. * 19,173 1,767,367
MVB Financial Corp. 3,422 66,250

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
National Bank Holdings Corp. Class A  10,736 $ 451,986
National Bankshares, Inc. 2,020 60,398
National Health Investors, Inc. REIT 12,531 1,053,356
Navient Corp. 24,097 375,672
NB Bancorp, Inc. * 12,063 223,889
NBT Bancorp, Inc. 13,659 604,138
Nelnet, Inc. Class A  4,351 492,881
NerdWallet, Inc. Class A * 11,013 139,975
NET Lease Office Properties REIT 4,448 136,198
NETSTREIT Corp. REIT 21,562 356,420
New York Community Bancorp, Inc. 75,529 848,191
New York Mortgage Trust, Inc. REIT 25,592 161,997
Newmark Group, Inc. Class A  39,926 620,051
NewtekOne, Inc. 6,627 82,572
NexPoint Diversified Real Estate Trust REIT 10,032 62,700
Nexpoint Real Estate Finance, Inc. REIT 3,070 47,984
NexPoint Residential Trust, Inc. REIT 6,644 292,402
NI Holdings, Inc. * 2,437 38,212
Nicolet Bankshares, Inc. 4,081 390,266
NMI Holdings, Inc. * 23,314 960,304
Northeast Bank 2,272 175,239
Northeast Community Bancorp, Inc. 3,646 96,437
Northfield Bancorp, Inc. 11,077 128,493
Northrim BanCorp, Inc. 1,917 136,529
Northwest Bancshares, Inc. 35,831 479,419
Norwood Financial Corp. 2,376 65,530
Oak Valley Bancorp 2,000 53,140
OceanFirst Financial Corp. 17,036 316,699
Offerpad Solutions, Inc. * 5,063 20,556
OFG Bancorp 12,730 571,832
Old National Bancorp 96,157 1,794,290
Old Second Bancorp, Inc. 13,970 217,792
One Liberty Properties, Inc. REIT 4,590 126,409
Onity Group, Inc. * 1,643 52,477
OppFi, Inc. 4,586 21,692
Orange County Bancorp, Inc. 1,670 100,734
Orchid Island Capital, Inc. REIT 20,497 168,485
Origin Bancorp, Inc. 8,601 276,608
Orion Office REIT, Inc. 15,190 60,760
Orrstown Financial Services, Inc. 5,819 209,251
Outfront Media, Inc. REIT 44,309 814,399
P10, Inc. Class A  10,152 108,728
Pacific Premier Bancorp, Inc. 28,436 715,450
Pagseguro Digital Ltd. Class A * (Brazil)  56,974 490,546
Palomar Holdings, Inc. * 7,311 692,132
Paramount Group, Inc. REIT 53,098 261,242
Park National Corp. 4,346 730,041
Parke Bancorp, Inc. 3,261 68,155
Pathward Financial, Inc. 7,074 466,955
Patria Investments Ltd. Class A (Cayman)  17,018 190,091
Paysign, Inc. * 12,228 44,877
PCB Bancorp 3,596 67,569
Peakstone Realty Trust REIT 11,537 157,249
Peapack-Gladstone Financial Corp. 4,894 134,145
Pebblebrook Hotel Trust REIT 35,115 464,571
PennyMac Financial Services, Inc. 7,961 907,315
PennyMac Mortgage Investment Trust REIT 26,771 381,754
Peoples Bancorp of North Carolina, Inc. 1,450 36,815
Peoples Bancorp, Inc. 10,331 310,860
Peoples Financial Services Corp. 2,830 132,670
Perella Weinberg Partners 15,782 304,750
Phillips Edison & Co., Inc. REIT 36,448 1,374,454
Piedmont Office Realty Trust, Inc.
Class A REIT 37,119 374,902
a Shares Value
Pioneer Bancorp, Inc. * 3,302 $ 36,223
Piper Sandler Cos. 5,272 1,496,246
PJT Partners, Inc. Class A  7,096 946,181
Plumas Bancorp 1,631 66,512
Plymouth Industrial REIT, Inc. 12,039 272,081
Ponce Financial Group, Inc. * 5,820 68,036
Postal Realty Trust, Inc. Class A REIT 5,903 86,420
PotlatchDeltic Corp. REIT 23,778 1,071,199
PRA Group, Inc. * 11,082 247,794
Preferred Bank 2,529 202,952
Premier Financial Corp. 11,135 261,450
Primis Financial Corp. 7,351 89,535
Princeton Bancorp, Inc. 1,826 67,525
ProAssurance Corp. * 13,737 206,604
Provident Bancorp, Inc. * 4,472 48,253
Provident Financial Services, Inc. 36,974 686,237
QCR Holdings, Inc. 4,989 369,336
Radian Group, Inc. 42,076 1,459,616
RBB Bancorp 5,214 120,026
RE/MAX Holdings, Inc. Class A * 4,707 58,602
Ready Capital Corp. REIT 49,422 377,090
Real Brokerage, Inc. * (Canada)  28,294 157,032
Red River Bancshares, Inc. 1,555 80,860
Redfin Corp. * 34,237 428,990
Redwood Trust, Inc. REIT 38,364 296,554
Regional Management Corp. 2,907 95,088
Renasant Corp. 16,535 537,388
Republic Bancorp, Inc. Class A  2,481 162,009
Retail Opportunity Investments Corp. REIT 37,910 596,324
Riot Platforms, Inc. * 84,825 629,402
RLJ Lodging Trust REIT 46,585 427,650
RMR Group, Inc. Class A  4,505 114,337
Roadzen, Inc. * 10,730 12,769
Root, Inc. Class A * 2,616 98,832
Ryman Hospitality Properties, Inc. REIT 17,760 1,904,582
S&T Bancorp, Inc. 10,245 429,983
Sabra Health Care REIT, Inc. 69,634 1,295,889
Safehold, Inc. REIT 16,127 423,011
Safety Insurance Group, Inc. 4,406 360,323
Sandy Spring Bancorp, Inc. 13,005 407,967
Saul Centers, Inc. REIT 3,263 136,915
Seacoast Banking Corp. of Florida 23,619 629,446
Selective Insurance Group, Inc. 18,149 1,693,302
Selectquote, Inc. * 38,969 84,563
Service Properties Trust REIT 50,433 229,974
ServisFirst Bancshares, Inc. 15,063 1,211,818
Seven Hills Realty Trust REIT 5,512 75,900
Shore Bancshares, Inc. 10,237 143,216
Sierra Bancorp 4,016 115,982
Silvercrest Asset Management Group, Inc.
Class A  2,703 46,600
Simmons First National Corp. Class A  35,199 758,186
SiriusPoint Ltd. * (Sweden)  29,881 428,494
SITE Centers Corp. REIT 14,678 888,019
Sky Harbour Group Corp. * 3,083 34,036
Skyward Specialty Insurance Group, Inc. * 11,152 454,221
SL Green Realty Corp. REIT 19,721 1,372,779
SmartFinancial, Inc. 4,807 140,076
South Plains Financial, Inc. 3,775 128,048
Southern First Bancshares, Inc. * 2,115 72,079
Southern Missouri Bancorp, Inc. 2,955 166,928
Southern States Bancshares, Inc. 2,252 69,204
Southside Bancshares, Inc. 8,002 267,507
SouthState Corp. 22,979 2,233,099

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
St. Joe Co. 10,587 $ 617,328
Star Holdings * 3,395 46,987
Stellar Bancorp, Inc. 15,441 399,767
StepStone Group, Inc. Class A  18,531 1,053,117
Sterling Bancorp, Inc. * 5,290 24,070
Stewart Information Services Corp. 7,615 569,145
Stock Yards Bancorp, Inc. 7,636 473,356
StoneX Group, Inc. * 8,283 678,212
Stratus Properties, Inc. * 1,416 36,802
Strawberry Fields REIT, Inc. 2,052 26,040
Summit Hotel Properties, Inc. REIT 29,249 200,648
Sunrise Realty Trust, Inc. REIT 1,371 19,729
Sunstone Hotel Investors, Inc. REIT 61,611 635,826
SWK Holdings Corp. * 1,531 26,471
Tanger, Inc. REIT 31,938 1,059,703
Terawulf, Inc. * 68,697 321,502
Terreno Realty Corp. REIT 28,490 1,903,987
Texas Capital Bancshares, Inc. * 13,707 979,502
Third Coast Bancshares, Inc. * 3,504 93,802
Timberland Bancorp, Inc. 2,149 65,029
Tiptree, Inc. 7,814 152,920
Tompkins Financial Corp. 3,821 220,816
Towne Bank 21,773 719,815
TPG RE Finance Trust, Inc. REIT 17,648 150,537
Transcontinental Realty Investors, Inc.
REIT * 349 10,048
TriCo Bancshares 9,941 423,984
Triumph Financial, Inc. * 6,330 503,488
Trupanion, Inc. * 9,971 418,583
TrustCo Bank Corp. 5,333 176,362
Trustmark Corp. 17,929 570,501
Two Harbors Investment Corp. REIT 31,129 432,071
UMB Financial Corp. 13,621 1,431,703
UMH Properties, Inc. REIT 18,952 372,786
United Bankshares, Inc. 39,247 1,456,064
United Community Banks, Inc. 34,291 997,182
United Fire Group, Inc. 6,975 145,987
Uniti Group, Inc. REIT 69,943 394,479
Unity Bancorp, Inc. 2,261 77,010
Universal Health Realty Income Trust REIT 3,892 178,059
Universal Insurance Holdings, Inc. 7,810 173,070
Univest Financial Corp. 8,985 252,838
Upstart Holdings, Inc. * 22,983 919,550
Urban Edge Properties REIT 36,193 774,168
USCB Financial Holdings, Inc. 2,558 39,009
Valley National Bancorp 128,135 1,160,903
Velocity Financial, Inc. * 2,465 48,339
Veris Residential, Inc. REIT 22,999 410,762
Veritex Holdings, Inc. 15,585 410,197
Victory Capital Holdings, Inc. Class A  12,383 686,018
Virginia National Bankshares Corp. 1,504 62,642
Virtus Investment Partners, Inc. 2,099 439,636
WaFd, Inc. 20,368 709,825
Walker & Dunlop, Inc. 9,747 1,107,162
Washington Trust Bancorp, Inc. 5,249 169,070
Waterstone Financial, Inc. 5,473 80,453
WesBanco, Inc. 17,034 507,273
West BanCorp, Inc. 4,871 92,598
Westamerica BanCorp 6,938 342,876
Whitestone REIT 14,457 195,603
WisdomTree, Inc. 41,890 418,481
World Acceptance Corp. * 1,113 131,312
WSFS Financial Corp. 17,389 886,665
a Shares Value
Xenia Hotels & Resorts, Inc. REIT 31,029 $ 458,298
191,891,631
Industrial - 15.5%
spacing
374Water, Inc. * 14,856 20,204
908 Devices, Inc. * 6,002 20,827
AAR Corp. * 10,368 677,652
Advanced Energy Industries, Inc. 11,084 1,166,480
AeroVironment, Inc. * 7,739 1,551,669
AerSale Corp. * 10,117 51,091
Air Transport Services Group, Inc. * 15,345 248,436
Alamo Group, Inc. 3,038 547,235
Albany International Corp. Class A  9,299 826,216
Allient, Inc. 4,307 81,790
American Superconductor Corp. * 10,147 239,469
American Woodmark Corp. * 4,747 443,607
AMMO, Inc. * 24,273 34,710
Amprius Technologies, Inc. * 1,179 1,309
Apogee Enterprises, Inc. 6,507 455,588
Applied Industrial Technologies, Inc. 11,435 2,551,492
Applied Optoelectronics, Inc. * 11,126 159,213
ArcBest Corp. 7,013 760,560
Archer Aviation, Inc. Class A * 69,866 211,694
Arcosa, Inc. 14,318 1,356,774
Ardagh Metal Packaging SA 42,356 159,682
Ardmore Shipping Corp. (Ireland)  11,956 216,404
Argan, Inc. 3,677 372,958
Arq, Inc. * 7,288 42,781
Aspen Aerogels, Inc. * 17,337 480,062
Astec Industries, Inc. 6,653 212,497
Astronics Corp. * 8,256 160,827
Atkore, Inc. 11,058 937,055
Atmus Filtration Technologies, Inc. 24,701 927,029
AZZ, Inc. 8,647 714,329
Badger Meter, Inc. 8,668 1,893,178
Barnes Group, Inc. 13,607 549,859
Bel Fuse, Inc. Class A  476 47,329
Bel Fuse, Inc. Class B  3,125 245,344
Belden, Inc. 12,106 1,417,976
Benchmark Electronics, Inc. 10,698 474,135
Bloom Energy Corp. Class A * 59,105 624,149
Boise Cascade Co. 11,789 1,662,013
Bowman Consulting Group Ltd. * 3,886 93,575
Byrna Technologies, Inc. * 5,220 88,583
Cactus, Inc. Class A  19,412 1,158,314
Cadre Holdings, Inc. 7,807 296,276
Caesarstone Ltd. * 5,706 26,019
Casella Waste Systems, Inc. Class A * 18,298 1,820,468
CECO Environmental Corp. * 8,499 239,672
Centuri Holdings, Inc. * 4,082 65,924
ChargePoint Holdings, Inc. * 115,618 158,397
Chart Industries, Inc. * 12,658 1,571,364
Clearwater Paper Corp. * 4,741 135,308
Columbus McKinnon Corp. 8,478 305,208
Concrete Pumping Holdings, Inc. * 7,352 42,568
Construction Partners, Inc. Class A * 12,796 893,161
Core Molding Technologies, Inc. * 2,036 35,040
Costamare, Inc. (Monaco)  13,043 205,036
Covenant Logistics Group, Inc. 2,358 124,597
CryoPort, Inc. * 12,136 98,423
CSW Industrials, Inc. 4,888 1,790,914
CTS Corp. 9,016 436,194
DHT Holdings, Inc. 38,994 430,104
Dorian LPG Ltd. 10,644 366,366

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ducommun, Inc. * 4,158 $ 273,721
DXP Enterprises, Inc. * 3,503 186,920
Dycom Industries, Inc. * 8,413 1,658,202
Eastern Co. 1,479 47,994
Eastman Kodak Co. * 16,322 77,040
Energizer Holdings, Inc. 21,458 681,506
Energy Recovery, Inc. * 16,412 285,405
Enerpac Tool Group Corp. 16,133 675,811
EnerSys 11,802 1,204,394
Enovix Corp. * 46,687 436,057
Enpro, Inc. 6,249 1,013,463
Enviri Corp. * 24,335 251,624
ESCO Technologies, Inc. 7,639 985,278
Eve Holding, Inc. * 4,758 15,416
Evolv Technologies Holdings, Inc. * 39,279 159,080
Exponent, Inc. 14,964 1,725,050
Fabrinet * (Thailand)  10,769 2,546,222
FARO Technologies, Inc. * 5,625 107,662
Federal Signal Corp. 17,971 1,679,570
FLEX LNG Ltd. (Norway)  8,461 215,248
Fluor Corp. * 50,561 2,412,265
Forward Air Corp. 7,125 252,225
Franklin Electric Co., Inc. 13,271 1,391,066
Frontdoor, Inc. * 23,074 1,107,321
GATX Corp. 10,565 1,399,334
Genco Shipping & Trading Ltd. 12,237 238,621
Gencor Industries, Inc. * 3,054 63,706
Gibraltar Industries, Inc. * 9,124 638,041
Golden Ocean Group Ltd. (Norway)  36,314 485,881
GoPro, Inc. Class A * 36,282 49,344
Gorman-Rupp Co. 5,960 232,142
GrafTech International Ltd. * 77,074 101,738
Graham Corp. * 2,969 87,853
Granite Construction, Inc. 13,150 1,042,532
Great Lakes Dredge & Dock Corp. * 18,592 195,774
Greenbrier Cos., Inc. 9,183 467,323
Greif, Inc. Class A  7,682 481,354
Greif, Inc. Class B  1,362 95,108
Griffon Corp. 11,117 778,190
Heartland Express, Inc. 13,130 161,236
Helios Technologies, Inc. 9,612 458,492
Hillenbrand, Inc. 20,927 581,771
Hillman Solutions Corp. * 57,694 609,249
Himalaya Shipping Ltd. * (Bermuda)  9,234 79,966
Hub Group, Inc. Class A  18,046 820,191
Hyster-Yale, Inc. 3,456 220,389
Ichor Holdings Ltd. * 9,741 309,861
IES Holdings, Inc. * 2,435 486,075
Insteel Industries, Inc. 5,299 164,746
International Seaways, Inc. 11,972 617,276
Intuitive Machines, Inc. * 8,949 72,039
Iteris, Inc. * 12,311 87,901
Itron, Inc. * 13,672 1,460,306
Janus International Group, Inc. * 41,995 424,569
JELD-WEN Holding, Inc. * 25,733 406,839
Joby Aviation, Inc. * 119,908 603,137
John Bean Technologies Corp. 9,442 930,131
Kadant, Inc. 3,477 1,175,226
Karat Packaging, Inc. 2,095 54,240
Kennametal, Inc. 23,007 596,572
Kimball Electronics, Inc. * 7,146 132,272
Knife River Corp. * 16,935 1,513,820
Knowles Corp. * 26,363 475,325
Kratos Defense & Security Solutions, Inc. * 44,176 1,029,301
a Shares Value
L.B. Foster Co. Class A * 2,660 $ 54,344
LanzaTech Global, Inc. * 32,609 62,283
Latham Group, Inc. * 12,303 83,660
Leonardo DRS, Inc. * 18,991 535,926
Limbach Holdings, Inc. * 2,937 222,507
Lindsay Corp. 3,235 403,210
LSB Industries, Inc. * 16,933 136,141
LSI Industries, Inc. 7,491 120,980
Luxfer Holdings PLC (United Kingdom)  8,740 113,183
Manitowoc Co., Inc. * 9,869 94,940
Marten Transport Ltd. 17,286 305,962
Masterbrand, Inc. * 37,697 698,902
Materion Corp. 6,113 683,800
Matson, Inc. 10,080 1,437,610
Mayville Engineering Co., Inc. * 4,080 86,006
Mercury Systems, Inc. * 16,389 606,393
Mesa Laboratories, Inc. 1,616 209,854
Metallus, Inc. * 12,918 191,574
MicroVision, Inc. * 57,622 65,689
Mirion Technologies, Inc. * 59,389 657,436
Mistras Group, Inc. * 5,187 58,976
Modine Manufacturing Co. * 15,326 2,035,140
Montrose Environmental Group, Inc. * 9,477 249,245
Moog, Inc. Class A  8,439 1,704,847
Mueller Industries, Inc. 33,091 2,452,043
Mueller Water Products, Inc. Class A  46,183 1,002,171
Myers Industries, Inc. 11,470 158,515
MYR Group, Inc. * 4,933 504,301
NANO Nuclear Energy, Inc. * 1,900 27,379
Napco Security Technologies, Inc. 10,443 422,524
National Presto Industries, Inc. 1,620 121,727
Net Power, Inc. * 6,017 42,179
NEXTracker, Inc. Class A * 42,754 1,602,420
NL Industries, Inc. 2,103 15,625
nLight, Inc. * 14,069 150,398
NN, Inc. * 13,771 53,707
Nordic American Tankers Ltd. 58,098 213,220
Northwest Pipe Co. * 2,663 120,181
Novanta, Inc. * 10,644 1,904,424
NuScale Power Corp. * 23,076 267,220
NV5 Global, Inc. * 4,223 394,766
NVE Corp. 1,310 104,630
O-I Glass, Inc. * 46,748 613,334
Olympic Steel, Inc. 2,848 111,072
Omega Flex, Inc. 916 45,727
Orion Group Holdings, Inc. * 9,174 52,934
OSI Systems, Inc. * 4,781 725,899
Pactiv Evergreen, Inc. 12,082 139,064
PAM Transportation Services, Inc. * 2,014 37,259
Pangaea Logistics Solutions Ltd. 8,909 64,412
Park Aerospace Corp. 5,378 70,075
Park-Ohio Holdings Corp. 2,940 90,258
Perma-Fix Environmental Services, Inc. * 3,666 44,982
Plexus Corp. * 8,028 1,097,508
Powell Industries, Inc. 2,782 617,576
Primoris Services Corp. 15,962 927,073
Proficient Auto Logistics, Inc. * 4,276 60,634
Proto Labs, Inc. * 7,697 226,061
Pure Cycle Corp. * 5,726 61,669
PureCycle Technologies, Inc. * 36,795 349,552
Quest Resource Holding Corp. * 4,497 35,886
Radiant Logistics, Inc. * 11,157 71,739
Ranpak Holdings Corp. * 12,405 81,005
Redwire Corp. * 6,778 46,565

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Rocket Lab USA, Inc. * 103,809 $ 1,010,062
RXO, Inc. * 40,310 1,128,680
Ryerson Holding Corp. 8,826 175,726
Safe Bulkers, Inc. (Monaco)  19,536 101,196
Sanmina Corp. * 16,005 1,095,542
Scorpio Tankers, Inc. (Monaco)  13,920 992,496
SFL Corp. Ltd. (Norway)  35,615 412,066
Sight Sciences, Inc. * 10,444 65,797
SmartRent, Inc. * 58,431 101,086
Smith & Wesson Brands, Inc. 14,317 185,835
Smith-Midland Corp. * 1,297 43,307
Southland Holdings, Inc. * 2,263 8,373
SPX Technologies, Inc. * 13,341 2,127,356
Standard BioTools, Inc. * 89,047 171,861
Standex International Corp. 3,486 637,171
Sterling Infrastructure, Inc. * 8,991 1,303,875
Stoneridge, Inc. * 8,527 95,417
Sturm Ruger & Co., Inc. 4,755 198,188
Summit Materials, Inc. Class A * 36,431 1,421,902
Taylor Devices, Inc. * 649 32,398
Tecnoglass, Inc. 6,684 458,923
Teekay Corp. * (Bermuda)  16,858 155,094
Teekay Tankers Ltd. Class A (Canada)  7,016 408,682
Tennant Co. 5,632 540,897
Terex Corp. 19,822 1,048,782
Thermon Group Holdings, Inc. * 10,092 301,145
Tredegar Corp. * 7,911 57,671
TriMas Corp. 11,974 305,696
Trinity Industries, Inc. 24,409 850,410
Triumph Group, Inc. * 21,665 279,262
TTM Technologies, Inc. * 29,612 540,419
Turtle Beach Corp. * 5,862 89,923
Tutor Perini Corp. * 12,923 350,989
Twin Disc, Inc. 3,148 39,319
UFP Industries, Inc. 18,076 2,371,752
Ultralife Corp. * 2,862 25,872
Universal Logistics Holdings, Inc. 1,853 79,883
Vicor Corp. * 6,531 274,955
Virgin Galactic Holdings, Inc. * 5,212 31,793
VirTra, Inc. * 3,218 20,016
Vishay Intertechnology, Inc. 38,250 723,307
Watts Water Technologies, Inc. Class A  8,007 1,658,970
Werner Enterprises, Inc. 18,156 700,640
Willis Lease Finance Corp. 766 113,988
World Kinect Corp. 17,074 527,757
Worthington Enterprises, Inc. 9,468 392,449
Worthington Steel, Inc. 9,771 332,312
Xometry, Inc. Class A * 12,622 231,866
Zurn Elkay Water Solutions Corp. 42,191 1,516,345
123,825,318
Technology - 9.3%
spacing
3D Systems Corp. * 37,271 105,850
8x8, Inc. * 40,247 82,104
ACI Worldwide, Inc. * 31,793 1,618,264
ACM Research, Inc. Class A * 15,142 307,383
ACV Auctions, Inc. Class A * 43,959 893,686
Adeia, Inc. 32,725 389,755
Aehr Test Systems * 7,518 96,606
Agilysys, Inc. * 6,784 739,252
Alignment Healthcare, Inc. * 29,766 351,834
Alkami Technology, Inc. * 13,315 419,955
Alpha & Omega Semiconductor Ltd. * 6,940 257,613
Altair Engineering, Inc. Class A * 17,116 1,634,749
a Shares Value
Ambarella, Inc. * 11,338 $ 639,520
American Software, Inc. Class A  9,770 109,326
Amplitude, Inc. Class A * 23,062 206,866
Appian Corp. Class A * 12,380 422,653
Arteris, Inc. * 8,223 63,482
Asana, Inc. Class A * 23,703 274,718
ASGN, Inc. * 13,607 1,268,581
Asure Software, Inc. * 7,325 66,291
AvePoint, Inc. * 38,245 450,144
AvidXchange Holdings, Inc. * 52,282 424,007
Axcelis Technologies, Inc. * 9,617 1,008,342
Bandwidth, Inc. Class A * 8,081 141,498
BigBear.ai Holdings, Inc. * 33,084 48,303
BigCommerce Holdings, Inc. * 21,855 127,852
Blackbaud, Inc. * 12,156 1,029,370
BlackLine, Inc. * 17,145 945,375
Blend Labs, Inc. Class A * 68,852 258,195
Box, Inc. Class A * 41,726 1,365,692
Braze, Inc. Class A * 19,673 636,225
C3.ai, Inc. Class A * 25,622 620,821
Cantaloupe, Inc. * 16,603 122,862
Cerence, Inc. * 11,241 35,409
CEVA, Inc. * 6,434 155,381
Clear Secure, Inc. Class A  26,256 870,124
Clearwater Analytics Holdings, Inc.
Class A * 44,941 1,134,760
Climb Global Solutions, Inc. 1,242 123,629
Cohu, Inc. * 13,882 356,767
CommVault Systems, Inc. * 12,916 1,987,127
Conduent, Inc. * 47,287 190,567
Consensus Cloud Solutions, Inc. * 5,151 121,306
Corsair Gaming, Inc. * 14,289 99,451
Cricut, Inc. Class A  12,388 85,849
CS Disco, Inc. * 7,147 42,024
CSG Systems International, Inc. 9,068 441,158
D-Wave Quantum, Inc. * (Canada)  26,649 26,193
Daily Journal Corp. * 404 198,000
Definitive Healthcare Corp. * 15,307 68,422
Diebold Nixdorf, Inc. * 7,563 337,764
Digi International, Inc. * 10,406 286,477
Digimarc Corp. * 4,560 122,573
Digital Turbine, Inc. * 25,755 79,068
DigitalOcean Holdings, Inc. * 19,588 791,159
Diodes, Inc. * 13,695 877,713
Domo, Inc. Class B * 11,680 87,717
Donnelley Financial Solutions, Inc. * 7,842 516,239
E2open Parent Holdings, Inc. * 59,734 263,427
eGain Corp. * 5,873 29,952
Enfusion, Inc. Class A * 14,917 141,562
Envestnet, Inc. * 13,548 848,376
EverCommerce, Inc. * 6,233 64,574
Everspin Technologies, Inc. * 5,712 33,701
Evolent Health, Inc. Class A * 34,341 971,163
ExlService Holdings, Inc. * 46,781 1,784,695
Fastly, Inc. Class A * 38,624 292,384
FormFactor, Inc. * 23,049 1,060,254
Freshworks, Inc. Class A * 60,645 696,205
GCT Semiconductor Holding, Inc. * 4,039 13,531
GigaCloud Technology, Inc. Class A * (Hong
Kong)  6,972 160,217
Golden Matrix Group, Inc. * 8,558 19,940
Grid Dynamics Holdings, Inc. * 16,714 233,996
Health Catalyst, Inc. * 16,301 132,690
I3 Verticals, Inc. Class A * 7,309 155,755

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
IBEX Holdings Ltd. * 2,665 $ 53,247
Ibotta, Inc. Class A * 2,241 138,068
iLearningEngines Holdings, Inc. * 8,508 14,208
Immersion Corp. 9,223 82,269
Impinj, Inc. * 6,837 1,480,347
Innodata, Inc. * 8,896 149,186
Insight Enterprises, Inc. * 8,329 1,793,983
Inspired Entertainment, Inc. * 5,923 54,906
Instructure Holdings, Inc. * 6,697 157,714
Intapp, Inc. * 11,824 565,542
Integral Ad Science Holding Corp. * 21,669 234,242
IonQ, Inc. * 59,125 516,752
Jamf Holding Corp. * 24,037 417,042
Kaltura, Inc. * 31,157 42,373
Kulicke & Soffa Industries, Inc. (Singapore)  15,859 715,717
Life360, Inc. * 1,795 70,633
Matterport, Inc. * 78,112 351,504
Maximus, Inc. 18,185 1,694,115
MaxLinear, Inc. * 23,526 340,656
Meridianlink, Inc. * 8,129 167,214
Mitek Systems, Inc. * 13,985 121,250
N-able, Inc. * 21,915 286,210
Navitas Semiconductor Corp. * 37,522 91,929
NCR Atleos Corp. * 21,510 613,680
NCR Voyix Corp. * 43,460 589,752
NetScout Systems, Inc. * 20,891 454,379
NextNav, Inc. * 22,187 166,181
Olo, Inc. Class A * 32,889 163,129
ON24, Inc. * 9,033 55,282
OneSpan, Inc. * 10,786 179,803
Ouster, Inc. * 12,931 81,465
Outbrain, Inc. * 11,464 55,715
Pagaya Technologies Ltd. Class A * 13,933 147,272
PagerDuty, Inc. * 27,903 517,601
PAR Technology Corp. * 10,725 558,558
PDF Solutions, Inc. * 8,984 284,613
Photronics, Inc. * 18,316 453,504
Phreesia, Inc. * 16,372 373,118
Pitney Bowes, Inc. 36,845 262,705
Planet Labs PBC * 67,294 150,066
PlayAGS, Inc. * 11,177 127,306
Playstudios, Inc. * 33,930 51,234
Porch Group, Inc. * 23,063 35,402
Power Integrations, Inc. 16,757 1,074,459
PowerSchool Holdings, Inc. Class A * 17,749 404,855
Privia Health Group, Inc. * 30,456 554,604
Progress Software Corp. 12,439 838,015
PROS Holdings, Inc. * 13,706 253,835
PubMatic, Inc. Class A * 12,821 190,648
Qualys, Inc. * 10,945 1,405,995
QuickLogic Corp. * 3,999 30,672
Rackspace Technology, Inc. * 23,338 57,178
Rambus, Inc. * 32,317 1,364,424
Rapid7, Inc. * 18,425 734,973
Red Violet, Inc. * 3,586 102,022
Rekor Systems, Inc. * 21,303 25,138
ReposiTrak, Inc. 3,386 62,539
Richardson Electronics Ltd. 3,114 38,427
Rigetti Computing, Inc. * 41,477 32,481
Rimini Street, Inc. * 19,640 36,334
Sapiens International Corp. NV (Israel)  8,851 329,877
Schrodinger, Inc. * 16,874 313,013
SEMrush Holdings, Inc. Class A * 10,187 160,038
Semtech Corp. * 19,340 883,064
a Shares Value
Silicon Laboratories, Inc. * 9,454 $ 1,092,599
Silvaco Group, Inc. * 1,766 25,254
Simulations Plus, Inc. 4,670 149,533
SiTime Corp. * 5,461 936,616
SkyWater Technology, Inc. * 8,111 73,648
SMART Global Holdings, Inc. * 15,372 322,043
SolarWinds Corp. 17,246 225,060
SoundHound AI, Inc. Class A * 84,699 394,697
Sprout Social, Inc. Class A * 14,718 427,852
SPS Commerce, Inc. * 11,086 2,152,569
Synaptics, Inc. * 11,603 900,161
System1, Inc. * 16,936 18,968
Talkspace, Inc. * 36,395 76,066
Telos Corp. * 16,815 60,366
Tenable Holdings, Inc. * 35,085 1,421,644
Thoughtworks Holding, Inc. * 32,815 145,042
TTEC Holdings, Inc. 5,453 32,009
Ultra Clean Holdings, Inc. * 13,247 528,953
Unisys Corp. * 18,871 107,187
V2X, Inc. * 3,727 208,190
Varonis Systems, Inc. * 32,626 1,843,369
Veeco Instruments, Inc. * 16,468 545,585
Verint Systems, Inc. * 18,477 468,022
Vertex, Inc. Class A * 16,103 620,127
Viant Technology, Inc. Class A * 5,527 61,184
Vimeo, Inc. * 41,420 209,171
Vishay Precision Group, Inc. * 3,263 84,512
Waystar Holding Corp. * 12,720 354,761
Weave Communications, Inc. * 11,808 151,142
WM Technology, Inc. * 24,471 21,290
WNS Holdings Ltd. * (India)  13,485 710,794
Workiva, Inc. * 15,013 1,187,829
Xerox Holdings Corp. 34,140 354,373
Yext, Inc. * 32,806 227,018
Zeta Global Holdings Corp. Class A * 53,453 1,594,503
Zuora, Inc. Class A * 41,800 360,316
74,909,389
Utilities - 2.8%
spacing
ALLETE, Inc. 17,424 1,118,447
Altus Power, Inc. * 22,636 71,982
Ameresco, Inc. Class A * 9,714 368,549
American States Water Co. 10,889 906,945
Avista Corp. 23,246 900,783
Black Hills Corp. 20,454 1,250,149
Brookfield Infrastructure Corp.
Class A (Canada)  35,703 1,550,581
California Water Service Group 17,171 931,012
Chesapeake Utilities Corp. 6,415 796,551
Consolidated Water Co. Ltd. (Cayman)  4,870 122,773
Genie Energy Ltd. Class B  3,941 64,041
Global Water Resources, Inc. 4,109 51,732
Hawaiian Electric Industries, Inc. 49,375 477,950
MGE Energy, Inc. 10,792 986,928
Middlesex Water Co. 5,228 341,075
New Jersey Resources Corp. 29,098 1,373,426
Northwest Natural Holding Co. 11,364 463,878
Northwestern Energy Group, Inc. 18,610 1,064,864
ONE Gas, Inc. 16,789 1,249,437
Ormat Technologies, Inc. 15,872 1,221,192
Otter Tail Corp. 12,501 977,078
Portland General Electric Co. 30,259 1,449,406
RGC Resources, Inc. 2,124 47,939
SJW Group 9,531 553,846

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $26,386 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
Southwest Gas Holdings, Inc. 18,086 $ 1,334,023
Spire, Inc. 16,869 1,135,115
TXNM Energy, Inc. 26,726 1,169,797
Unitil Corp. 4,604 278,910
York Water Co. 3,936 147,443
22,405,852
Total Common Stocks
    (Cost $646,033,420) 794,039,613
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $5,809,872; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $5,925,423) $ 5,809,154 5,809,154
a
Total Short-Term Investments
(Cost $5,809,154) 5,809,154
TOTAL INVESTMENTS - 99.9%
(Cost $651,857,958) 799,880,258
DERIVATIVES - 0.0% 75,040
OTHER ASSETS & LIABILITIES, NET - 0.1% 531,627
NET ASSETS - 100.0% $ 800,486,925
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 12/24 64 $ 7,122,400 $ 7,197,440 $ 75,040
a

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 28,523 $ – $ 2,358 $ 26,165
Utilities 221 – – 221
Total Rights 28,744 – 2,358 26,386
Warrants 2,747 – 2,747 –
Common Stocks
Basic Materials 27,911,543 27,911,543 – –
Communications 32,492,045 32,492,045 – –
Consumer, Cyclical 89,263,479 89,263,479 – –
Consumer, Non-Cyclical 190,208,814 190,191,792 17,022 –
Energy 41,131,542 41,131,542 – –
Financial 191,891,631 191,891,631 – –
Industrial 123,825,318 123,825,318 – –
Technology 74,909,389 74,909,389 – –
Utilities 22,405,852 22,405,852 – –
Total Common Stocks 794,039,613 794,022,591 17,022 –
Short-Term Investments 5,809,154 – 5,809,154 –
Derivatives:
Equity Contracts
Futures 75,040 75,040 – –
Total $ 799,955,298 $ 794,097,631 $ 5,831,281 $ 26,386

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Financial - 0.0%
Seaport Entertainment Group, Inc. ,
Exp 10/10/24 * 1,059 $ 3,124
Total Rights
    (Cost $0) 3,124
COMMON STOCKS - 99.7%
Basic Materials - 3.8%
spacing
AdvanSix, Inc. 11,239 341,441
Ashland, Inc. 15,192 1,321,248
Cabot Corp. 25,653 2,867,236
Caledonia Mining Corp. PLC (South Africa)  1,425 21,318
Century Aluminum Co. * 23,450 380,594
Coeur Mining, Inc. * 82,337 566,479
Hawkins, Inc. 6,144 783,176
Intrepid Potash, Inc. * 2,307 55,368
Kaiser Aluminum Corp. 12,864 932,897
Mativ Holdings, Inc. 42,369 719,849
Metals Acquisition Ltd. Class A * (Australia)  11,461 158,735
Minerals Technologies, Inc. 11,009 850,225
Oil-Dri Corp. of America 2,707 186,756
Orion SA (Germany)  33,177 590,882
Radius Recycling, Inc. 4,313 79,963
Rayonier Advanced Materials, Inc. * 28,670 245,415
Stepan Co. 13,344 1,030,824
Sylvamo Corp. 20,050 1,721,293
Tronox Holdings PLC 38,626 565,098
U.S. Lime & Minerals, Inc. 3,780 369,155
Universal Stainless & Alloy Products, Inc. * 4,623 178,586
13,966,538
Communications - 4.3%
spacing
1-800-Flowers.com, Inc. Class A * 10,267 81,417
AMC Networks, Inc. Class A * 8,726 75,829
ATN International, Inc. 2,646 85,572
Cable One, Inc. 845 295,573
Cars.com, Inc. * 40,135 672,663
EchoStar Corp. Class A * 103,141 2,559,960
ePlus, Inc. * 17,530 1,723,900
Figs, Inc. Class A * 71,998 492,466
Frontier Communications Parent, Inc. * 79,734 2,832,949
InterDigital, Inc. 16,582 2,348,509
Iridium Communications, Inc. 25,072 763,442
Lands' End, Inc. * 5,026 86,799
NETGEAR, Inc. * 16,212 325,213
Opendoor Technologies, Inc. * 389,153 778,306
Scholastic Corp. 12,172 389,626
Telephone & Data Systems, Inc. 62,253 1,447,382
U.S. Cellular Corp. * 11,170 610,440
Viasat, Inc. * 24,745 295,455
WideOpenWest, Inc. * 7,625 40,031
15,905,532
Consumer, Cyclical - 20.4%
spacing
Academy Sports & Outdoors, Inc. 26,485 1,545,665
Advance Auto Parts, Inc. 38,284 1,492,693
Alaska Air Group, Inc. * 87,450 3,953,615
Allegiant Travel Co. 4,877 268,528
a Shares Value
American Axle & Manufacturing Holdings,
Inc. * 60,704 $ 375,151
American Eagle Outfitters, Inc. 118,199 2,646,476
Arhaus, Inc. 19,026 234,210
BJ's Restaurants, Inc. * 14,749 480,227
BlueLinx Holdings, Inc. * 3,939 415,249
Boot Barn Holdings, Inc. * 9,591 1,604,382
Buckle, Inc. 19,152 842,113
Build-A-Bear Workshop, Inc. 7,870 270,492
Caleres, Inc. 23,311 770,429
Carter's, Inc. 12,060 783,659
Cheesecake Factory, Inc. 29,164 1,182,600
Chuy's Holdings, Inc. * 5,597 209,328
Clarus Corp. 5,690 25,605
Columbia Sportswear Co. 16,075 1,337,279
Commercial Vehicle Group, Inc. * 8,008 26,026
Cracker Barrel Old Country Store, Inc. 5,657 256,545
Daktronics, Inc. * 33,745 435,648
Dana, Inc. 71,283 752,748
Designer Brands, Inc. Class A  11,569 85,379
Destination XL Group, Inc. * 11,514 33,851
Ethan Allen Interiors, Inc. 14,072 448,756
Flexsteel Industries, Inc. 1,447 64,088
Forestar Group, Inc. * 12,107 391,904
Funko, Inc. Class A * 14,017 171,288
G-III Apparel Group Ltd. * 17,151 523,449
Genesco, Inc. * 2,446 66,458
Gentherm, Inc. * 9,913 461,450
Global Industrial Co. 3,719 126,334
GMS, Inc. * 7,570 685,615
Golden Entertainment, Inc. 7,107 225,932
Goodyear Tire & Rubber Co. * 104,580 925,533
Green Brick Partners, Inc. * 6,543 546,471
Guess?, Inc. 16,732 336,815
H&E Equipment Services, Inc. 14,965 728,496
Hamilton Beach Brands Holding Co.
Class A  3,135 95,398
Harley-Davidson, Inc. 84,478 3,254,937
Haverty Furniture Cos., Inc. 5,136 141,086
Hooker Furnishings Corp. 3,967 71,723
Hovnanian Enterprises, Inc. Class A * 3,201 654,188
Hudson Technologies, Inc. * 9,260 77,228
IMAX Corp. * 9,518 195,214
Interface, Inc. 38,173 724,142
JAKKS Pacific, Inc. * 3,128 79,827
JetBlue Airways Corp. * 120,501 790,487
KB Home 27,990 2,398,463
Kohl's Corp. 71,516 1,508,988
La-Z-Boy, Inc. 25,865 1,110,384
Landsea Homes Corp. * 5,819 71,865
LCI Industries 14,138 1,704,195
Life Time Group Holdings, Inc. * 16,515 403,296
Lifetime Brands, Inc. 6,122 40,038
Lovesac Co. * 5,399 154,681
M/I Homes, Inc. * 16,469 2,822,128
Macy's, Inc. 201,599 3,163,088
Malibu Boats, Inc. Class A * 4,456 172,937
Marcus Corp. 4,963 74,792
MasterCraft Boat Holdings, Inc. * 4,990 90,868
Meritage Homes Corp. 11,796 2,419,006
Methode Electronics, Inc. 5,991 71,652
Monarch Casino & Resort, Inc. 8,432 668,405
Movado Group, Inc. 8,690 161,634
MRC Global, Inc. * 55,140 702,484

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Nordstrom, Inc. 52,233 $ 1,174,720
Nu Skin Enterprises, Inc. Class A  9,104 67,096
ODP Corp. * 13,021 387,375
ONE Group Hospitality, Inc. * 7,844 28,866
Oxford Industries, Inc. 10,222 886,861
Patrick Industries, Inc. 7,521 1,070,765
PC Connection, Inc. 7,418 559,540
Phinia, Inc. 33,916 1,561,153
Playa Hotels & Resorts NV * 36,072 279,558
Polaris, Inc. 16,349 1,360,891
PriceSmart, Inc. 15,936 1,462,606
RCI Hospitality Holdings, Inc. 2,510 111,820
Rocky Brands, Inc. 1,734 55,245
ScanSource, Inc. * 16,776 805,751
Shoe Carnival, Inc. 12,865 564,130
Signet Jewelers Ltd. (NYSE) 15,561 1,604,962
SkyWest, Inc. * 33,413 2,840,773
Standard Motor Products, Inc. 6,300 209,160
Steelcase, Inc. Class A  58,385 787,614
Sun Country Airlines Holdings, Inc. * 25,078 281,124
Super Group SGHC Ltd. (Guernsey)  89,259 324,010
Superior Group of Cos., Inc. 5,735 88,835
Thor Industries, Inc. 16,720 1,837,361
Tile Shop Holdings, Inc. * 9,703 63,943
Titan International, Inc. * 15,899 129,259
Tri Pointe Homes, Inc. * 29,702 1,345,798
Universal Electronics, Inc. * 3,090 28,521
Urban Outfitters, Inc. * 46,462 1,779,959
Vera Bradley, Inc. * 5,609 30,625
Virco Mfg. Corp. 6,537 90,276
Vista Outdoor, Inc. * 26,806 1,050,259
Visteon Corp. * 15,624 1,488,030
Wabash National Corp. 16,263 312,087
Winnebago Industries, Inc. 9,180 533,450
74,756,044
Consumer, Non-Cyclical - 8.2%
spacing
Aaron's Co., Inc. 6,987 69,521
ACCO Brands Corp. 30,961 169,357
Acme United Corp. 1,232 51,300
Alight, Inc. Class A * 96,557 714,522
Alkermes PLC * 90,111 2,522,207
Alta Equipment Group, Inc. 8,638 58,220
American Public Education, Inc. * 6,522 96,199
Amphastar Pharmaceuticals, Inc. * 10,554 512,186
Andersons, Inc. 25,361 1,271,600
ANI Pharmaceuticals, Inc. * 5,813 346,804
B&G Foods, Inc. 35,513 315,355
Bioventus, Inc. Class A * 15,245 182,178
Brookdale Senior Living, Inc. * 74,137 503,390
Cal-Maine Foods, Inc. 26,572 1,988,648
Calavo Growers, Inc. 7,995 228,097
Central Garden & Pet Co. * 4,068 148,360
Central Garden & Pet Co. Class A * 33,244 1,043,862
Cross Country Healthcare, Inc. * 7,965 107,050
Dole PLC 51,516 839,196
Emergent BioSolutions, Inc. * 55,144 460,452
Ennis, Inc. 10,980 267,034
Fresh Del Monte Produce, Inc. 21,666 640,014
Graham Holdings Co. Class B  1,065 875,132
Green Dot Corp. Class A * 26,379 308,898
Harmony Biosciences Holdings, Inc. * 19,746 789,840
Heidrick & Struggles International, Inc. 6,257 243,147
Herc Holdings, Inc. 9,716 1,549,022
a Shares Value
Hertz Global Holdings, Inc. * 26,849 $ 88,602
Ingles Markets, Inc. Class A  6,978 520,559
Innoviva, Inc. * 35,904 693,306
John B Sanfilippo & Son, Inc. 2,426 228,796
Joint Corp. * 3,721 42,568
Kelly Services, Inc. Class A  19,645 420,599
Lantheus Holdings, Inc. * 13,455 1,476,686
Lifeway Foods, Inc. * 2,518 65,267
Lincoln Educational Services Corp. * 8,355 99,759
Medifast, Inc. 1,999 38,261
Natural Grocers by Vitamin Cottage, Inc.
Class C  9,792 290,724
Nature's Sunshine Products, Inc. * 4,719 64,273
OraSure Technologies, Inc. * 27,692 118,245
Patterson Cos., Inc. 27,182 593,655
Payoneer Global, Inc. * 103,244 777,427
Perdoceo Education Corp. 16,035 356,618
Phibro Animal Health Corp. Class A  12,487 281,207
Premier, Inc. Class A  58,975 1,179,500
PROG Holdings, Inc. 11,500 557,635
Puma Biotechnology, Inc. * 15,714 40,071
Quanex Building Products Corp. 14,987 415,889
Seaboard Corp. 106 332,522
SIGA Technologies, Inc. 18,483 124,760
SpartanNash Co. 13,714 307,331
StoneCo Ltd. Class A * (Brazil)  56,793 639,489
Supernus Pharmaceuticals, Inc. * 33,385 1,040,944
Target Hospitality Corp. * 16,369 127,351
TrueBlue, Inc. * 5,446 42,969
Tyra Biosciences, Inc. * 2,668 62,725
United Natural Foods, Inc. * 14,099 237,145
Universal Technical Institute, Inc. * 16,756 272,453
USANA Health Sciences, Inc. * 5,719 216,864
Vanda Pharmaceuticals, Inc. * 10,924 51,234
Village Super Market, Inc. Class A  5,567 176,975
Vita Coco Co., Inc. * 10,494 297,085
Weis Markets, Inc. 10,655 734,449
WK Kellogg Co. 31,789 543,910
XBiotech, Inc. * 7,474 57,774
Zimvie, Inc. * 11,132 176,665
30,093,883
Energy - 14.2%
spacing
Alpha Metallurgical Resources, Inc. 4,090 965,976
Amplify Energy Corp. * 29,324 191,486
Arch Resources, Inc. 11,269 1,556,925
Archrock, Inc. 108,765 2,201,404
Aris Water Solutions, Inc. Class A  12,130 204,633
Berry Corp. 40,224 206,751
Bristow Group, Inc. * 14,339 497,420
California Resources Corp. 49,469 2,595,638
Civeo Corp. 6,972 191,033
CNX Resources Corp. * 75,547 2,460,566
Comstock Resources, Inc. 53,915 600,074
CONSOL Energy, Inc. 16,281 1,703,807
Crescent Energy Co. Class A  107,708 1,179,403
CVR Energy, Inc. 15,650 360,419
DMC Global, Inc. * 4,440 57,631
DNOW, Inc. * 76,002 982,706
Evolution Petroleum Corp. 8,487 45,066
Expro Group Holdings NV * 21,191 363,849
Forum Energy Technologies, Inc. * 1,914 29,590
FutureFuel Corp. 7,673 44,120
Golar LNG Ltd. (Cameroon)  43,739 1,607,846

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Gran Tierra Energy, Inc. * (Colombia)  28,874 $ 181,040
Granite Ridge Resources, Inc. 40,056 237,933
Green Plains, Inc. * 7,984 108,103
Gulfport Energy Corp. * 2,472 374,137
Helix Energy Solutions Group, Inc. * 103,418 1,147,940
Helmerich & Payne, Inc. 56,754 1,726,457
HighPeak Energy, Inc. 14,932 207,256
Kimbell Royalty Partners LP 47,194 759,351
Kodiak Gas Services, Inc. 12,642 366,618
Kosmos Energy Ltd. * (Ghana)  300,854 1,212,442
Liberty Energy, Inc. 93,768 1,790,031
Magnolia Oil & Gas Corp. Class A  124,369 3,037,091
Montauk Renewables, Inc. * 15,232 79,359
Nabors Industries Ltd. * 5,017 323,446
Natural Gas Services Group, Inc. * 3,416 65,280
Newpark Resources, Inc. * 55,791 386,632
Northern Oil & Gas, Inc. 70,258 2,487,836
Oceaneering International, Inc. * 60,096 1,494,587
Oil States International, Inc. * 10,543 48,498
Par Pacific Holdings, Inc. * 21,227 373,595
Patterson-UTI Energy, Inc. 232,080 1,775,412
PBF Energy, Inc. Class A  49,192 1,522,492
Peabody Energy Corp. 78,224 2,076,065
ProFrac Holding Corp. Class A * 9,747 66,182
ProPetro Holding Corp. * 60,428 462,878
Ramaco Resources, Inc. Class A  16,089 188,241
Ramaco Resources, Inc. Class B  864 9,297
Ranger Energy Services, Inc. 6,957 82,858
REX American Resources Corp. * 8,212 380,133
Riley Exploration Permian, Inc. 8,147 215,814
Ring Energy, Inc. * 98,472 157,555
RPC, Inc. 48,913 311,087
SandRidge Energy, Inc. 18,910 231,269
Select Water Solutions, Inc. 70,606 785,845
SM Energy Co. 82,966 3,316,151
Solaris Energy Infrastructure, Inc. 18,050 230,318
SunCoke Energy, Inc. 49,186 426,934
Talos Energy, Inc. * 90,699 938,735
TETRA Technologies, Inc. * 41,643 129,093
Transocean Ltd. * 122,671 521,352
VAALCO Energy, Inc. 88,686 509,058
Vital Energy, Inc. * 21,951 590,482
Vitesse Energy, Inc. 16,923 406,490
W&T Offshore, Inc. 14,885 32,003
Warrior Met Coal, Inc. 38,411 2,454,463
52,274,182
Financial - 28.3%
spacing
1st Source Corp. 35 2,096
ACNB Corp. 1,198 52,317
Air Lease Corp. 70,271 3,182,574
Amalgamated Financial Corp. 8,693 272,699
Ambac Financial Group, Inc. * 16,062 180,055
American Coastal Insurance Corp.
Class C * 10,120 114,052
AMERISAFE, Inc. 4,704 227,344
Arrow Financial Corp. 3,792 108,679
Assured Guaranty Ltd. 14,562 1,157,970
Axis Capital Holdings Ltd. 25,742 2,049,321
Axos Financial, Inc. * 29,033 1,825,595
Banc of California, Inc. 71,093 1,047,200
BancFirst Corp. 4,312 453,838
Bancorp, Inc. * 22,787 1,219,104
Bank First Corp. 2,453 222,487
a Shares Value
Bank of Hawaii Corp. 10,629 $ 667,182
Bank of Marin Bancorp 2,673 53,701
Bank of NT Butterfield & Son Ltd.
(Bermuda)  24,430 900,978
Bank OZK 53,145 2,284,704
Bank7 Corp. 1,056 39,568
BankUnited, Inc. 27,906 1,016,895
Banner Corp. 14,797 881,309
Bar Harbor Bankshares 3,835 118,271
BCB Bancorp, Inc. 2,533 31,257
Berkshire Hills Bancorp, Inc. 10,853 292,271
Bread Financial Holdings, Inc. 27,752 1,320,440
Brighthouse Financial, Inc. * 29,409 1,324,287
Brookline Bancorp, Inc. 22,094 222,928
Burke & Herbert Financial Services Corp. 1,771 108,013
Business First Bancshares, Inc. 6,403 164,365
Byline Bancorp, Inc. 12,386 331,573
Camden National Corp. 3,610 149,165
Capital Bancorp, Inc. 1,185 30,466
Capital City Bank Group, Inc. 4,138 146,030
Carter Bankshares, Inc. * 5,580 97,036
Cathay General Bancorp 31,077 1,334,757
Central Pacific Financial Corp. 12,546 370,232
City Holding Co. 3,784 444,204
CNB Financial Corp. 7,883 189,665
CNO Financial Group, Inc. 55,825 1,959,457
Coastal Financial Corp. * 2,052 110,787
Colony Bankcorp, Inc. 3,701 57,440
Columbia Banking System, Inc. 97,352 2,541,861
Community Trust Bancorp, Inc. 7,010 348,117
Community West Bancshares 4,754 91,562
ConnectOne Bancorp, Inc. 15,200 380,760
CrossFirst Bankshares, Inc. * 15,517 258,979
Customers Bancorp, Inc. * 14,672 681,514
Diamond Hill Investment Group, Inc. 564 91,148
Dime Community Bancshares, Inc. 14,727 424,138
Eagle Bancorp, Inc. 7,458 168,402
Eastern Bankshares, Inc. 9,242 151,476
Employers Holdings, Inc. 11,004 527,862
Enact Holdings, Inc. 11,883 431,709
Enstar Group Ltd. * 3,055 982,457
Enterprise Bancorp, Inc. 2,158 68,970
Enterprise Financial Services Corp. 16,009 820,621
Esquire Financial Holdings, Inc. 3,301 215,258
Evans Bancorp, Inc. 879 34,255
EZCORP, Inc. Class A * 14,145 158,565
F&G Annuities & Life, Inc. 7,127 318,719
Farmers National Banc Corp. 9,497 143,595
Federal Agricultural Mortgage Corp. Class C  4,413 827,040
Fidelis Insurance Holdings Ltd. (United
Kingdom)  40,864 738,004
Financial Institutions, Inc. 6,788 172,890
First BanCorp 67,515 1,429,293
First Bancshares, Inc. 12,248 393,528
First Bank 3,326 50,555
First Busey Corp. 19,910 518,058
First Business Financial Services, Inc. 1,234 56,258
First Commonwealth Financial Corp. 44,859 769,332
First Financial Bancorp 23,834 601,332
First Financial Corp. 4,843 212,366
First Foundation, Inc. 12,147 75,797
First Internet Bancorp 2,323 79,586
First Interstate BancSystem, Inc. Class A  22,322 684,839
First Merchants Corp. 15,123 562,576

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
First Mid Bancshares, Inc. 9,158 $ 356,338
First of Long Island Corp. 5,069 65,238
Five Star Bancorp 6,654 197,823
Flushing Financial Corp. 5,525 80,554
FNB Corp. 91,016 1,284,236
FS Bancorp, Inc. 1,455 64,733
Fulton Financial Corp. 67,481 1,223,431
Genworth Financial, Inc. * 106,397 728,819
German American Bancorp, Inc. 7,373 285,704
Great Southern Bancorp, Inc. 3,986 228,438
Greenlight Capital Re Ltd. Class A * 10,186 139,039
Guaranty Bancshares, Inc. 1,073 36,890
Hancock Whitney Corp. 31,621 1,618,047
Hanmi Financial Corp. 13,791 256,513
HarborOne Bancorp, Inc. 8,959 116,288
HCI Group, Inc. 3,493 373,961
Heritage Commerce Corp. 25,761 254,519
Heritage Financial Corp. 8,431 183,543
Heritage Insurance Holdings, Inc. * 8,664 106,047
Hingham Institution For Savings 410 99,757
Home Bancorp, Inc. 1,206 53,763
HomeTrust Bancshares, Inc. 6,873 234,232
Hope Bancorp, Inc. 48,294 606,573
Howard Hughes Holdings, Inc. * 16,772 1,298,656
Independent Bank Corp. (IBCP US) 8,425 280,974
Independent Bank Corp. (INDB US) 10,218 604,190
International Bancshares Corp. 23,338 1,395,379
International Money Express, Inc. * 7,432 137,418
Investors Title Co. 571 131,216
Jackson Financial, Inc. Class A  27,072 2,469,779
James River Group Holdings Ltd. 5,984 37,520
Kearny Financial Corp. 9,146 62,833
Legacy Housing Corp. * 3,487 95,369
LendingClub Corp. * 28,585 326,727
MARA Holdings, Inc. * 182,365 2,957,960
Medallion Financial Corp. 5,800 47,212
Mercantile Bank Corp. 7,614 332,884
Merchants Bancorp 9,284 417,409
Mercury General Corp. 9,394 591,634
Metrocity Bankshares, Inc. 4,401 134,759
Metropolitan Bank Holding Corp. * 4,767 250,649
MGIC Investment Corp. 77,055 1,972,608
Mid Penn Bancorp, Inc. 2,052 61,211
Midland States Bancorp, Inc. 9,588 214,579
MidWestOne Financial Group, Inc. 2,492 71,097
National Bank Holdings Corp. Class A  13,993 589,105
Navient Corp. 31,904 497,383
Nelnet, Inc. Class A  2,859 323,867
NMI Holdings, Inc. * 34,954 1,439,755
Northeast Bank 3,299 254,452
Northfield Bancorp, Inc. 9,490 110,084
Northrim BanCorp, Inc. 2,149 153,052
Northwest Bancshares, Inc. 47,030 629,261
OceanFirst Financial Corp. 24,155 449,041
OFG Bancorp 22,123 993,765
Old National Bancorp 83,082 1,550,310
Old Second Bancorp, Inc. 21,004 327,452
Oppenheimer Holdings, Inc. Class A  4,774 244,238
Orange County Bancorp, Inc. 765 46,145
Origin Bancorp, Inc. 12,256 394,153
Orrstown Financial Services, Inc. 5,282 189,941
Palomar Holdings, Inc. * 7,474 707,564
Pathward Financial, Inc. 12,237 807,764
Paysign, Inc. * 10,230 37,544
a Shares Value
Peapack-Gladstone Financial Corp. 2,958 $ 81,079
PennyMac Financial Services, Inc. 6,861 781,948
Peoples Bancorp of North Carolina, Inc. 1,523 38,669
Peoples Bancorp, Inc. 15,506 466,576
Preferred Bank 3,941 316,265
Premier Financial Corp. 16,322 383,241
ProAssurance Corp. * 6,630 99,715
Provident Financial Services, Inc. 29,837 553,775
QCR Holdings, Inc. 7,356 544,565
Radian Group, Inc. 74,485 2,583,885
RBB Bancorp 5,413 124,607
Regional Management Corp. 2,835 92,733
Republic Bancorp, Inc. Class A  3,173 207,197
S&T Bancorp, Inc. 16,226 681,005
Sandy Spring Bancorp, Inc. 18,301 574,102
Seaport Entertainment Group, Inc. * 1,059 29,038
Shore Bancshares, Inc. 7,524 105,261
Simmons First National Corp. Class A  29,935 644,800
SiriusPoint Ltd. * (Sweden)  46,337 664,473
SLM Corp. 109,373 2,501,360
SmartFinancial, Inc. 2,997 87,333
South Plains Financial, Inc. 5,686 192,869
Southern Missouri Bancorp, Inc. 4,057 229,180
Southside Bancshares, Inc. 5,000 167,150
Stellar Bancorp, Inc. 19,619 507,936
Stock Yards Bancorp, Inc. 12,518 775,991
StoneX Group, Inc. * 11,343 928,765
Synovus Financial Corp. 41,351 1,838,879
Texas Capital Bancshares, Inc. * 16,034 1,145,790
Third Coast Bancshares, Inc. * 1,603 42,912
Towne Bank 16,278 538,151
TriCo Bancshares 12,471 531,888
TrustCo Bank Corp. 6,784 224,347
Trustmark Corp. 24,838 790,345
UMB Financial Corp. 18,882 1,984,687
Unity Bancorp, Inc. 1,427 48,604
Universal Insurance Holdings, Inc. 12,111 268,380
Univest Financial Corp. 10,436 293,669
Valley National Bancorp 117,388 1,063,535
Veritex Holdings, Inc. 13,478 354,741
WaFd, Inc. 32,279 1,124,923
Walker & Dunlop, Inc. 14,601 1,658,528
Washington Trust Bancorp, Inc. 7,037 226,662
Waterstone Financial, Inc. 3,999 58,785
West BanCorp, Inc. 1,584 30,112
Westamerica BanCorp 12,366 611,128
Wintrust Financial Corp. 1,771 192,207
World Acceptance Corp. * 1,335 157,503
WSFS Financial Corp. 22,691 1,157,014
103,711,467
Industrial - 18.9%
spacing
Air Transport Services Group, Inc. * 47,574 770,223
Apogee Enterprises, Inc. 11,730 821,276
ArcBest Corp. 7,661 830,835
Ardmore Shipping Corp. (Ireland)  31,186 564,467
Argan, Inc. 10,476 1,062,581
Astec Industries, Inc. 5,486 175,223
Atkore, Inc. 21,282 1,803,437
Avnet, Inc. 57,449 3,120,055
Bel Fuse, Inc. Class A  572 56,874
Bel Fuse, Inc. Class B  7,030 551,925
Benchmark Electronics, Inc. 28,088 1,244,860
Boise Cascade Co. 18,222 2,568,938

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Clearwater Paper Corp. * 13,820 $ 394,423
Core Molding Technologies, Inc. * 1,565 26,934
Costamare, Inc. (Monaco)  27,328 429,596
Covenant Logistics Group, Inc. 4,506 238,097
DHT Holdings, Inc. 81,352 897,313
Dorian LPG Ltd. 28,235 971,849
Eastern Co. 1,898 61,590
Eastman Kodak Co. * 20,462 96,581
Energy Services of America Corp. 4,529 43,025
EnerSys 20,914 2,134,274
GATX Corp. 24,266 3,214,032
Genco Shipping & Trading Ltd. 28,282 551,499
Granite Construction, Inc. 30,720 2,435,482
Great Lakes Dredge & Dock Corp. * 18,156 191,183
Greenbrier Cos., Inc. 20,242 1,030,115
Heartland Express, Inc. 24,466 300,442
Hub Group, Inc. Class A  20,012 909,545
Hyster-Yale, Inc. 5,422 345,761
IES Holdings, Inc. * 3,137 626,208
Insteel Industries, Inc. 8,747 271,944
International Seaways, Inc. 33,200 1,711,792
JELD-WEN Holding, Inc. * 35,226 556,923
Karat Packaging, Inc. 2,484 64,311
Kennametal, Inc. 51,793 1,342,992
Kimball Electronics, Inc. * 11,718 216,900
Knife River Corp. * 20,250 1,810,147
L.B. Foster Co. Class A * 3,728 76,163
Latham Group, Inc. * 14,437 98,172
Limbach Holdings, Inc. * 3,494 264,705
Lindsay Corp. 3,861 481,235
LSB Industries, Inc. * 22,138 177,989
LSI Industries, Inc. 6,197 100,082
Luxfer Holdings PLC (United Kingdom)  13,490 174,695
Manitowoc Co., Inc. * 9,736 93,660
Marten Transport Ltd. 37,154 657,626
Matson, Inc. 22,133 3,156,608
MDU Resources Group, Inc. 120,191 3,294,435
Metallus, Inc. * 29,397 435,957
Mueller Water Products, Inc. Class A  51,153 1,110,020
Myers Industries, Inc. 2,862 39,553
MYR Group, Inc. * 5,180 529,551
NN, Inc. * 19,073 74,385
Nordic American Tankers Ltd. 128,878 472,982
Northwest Pipe Co. * 3,310 149,380
Olympic Steel, Inc. 4,083 159,237
Orion Group Holdings, Inc. * 14,326 82,661
Pangaea Logistics Solutions Ltd. 10,318 74,599
Park-Ohio Holdings Corp. 1,684 51,699
Plexus Corp. * 13,218 1,807,033
Powell Industries, Inc. 5,793 1,285,988
Primoris Services Corp. 7,845 455,638
Ryder System, Inc. 15,791 2,302,328
Ryerson Holding Corp. 11,708 233,106
Safe Bulkers, Inc. (Monaco)  43,130 223,413
Sanmina Corp. * 17,017 1,164,814
Schneider National, Inc. Class B  25,317 722,547
Scorpio Tankers, Inc. (Monaco)  32,965 2,350,404
SFL Corp. Ltd. (Norway)  76,594 886,193
Smith & Wesson Brands, Inc. 23,507 305,121
Sterling Infrastructure, Inc. * 10,241 1,485,150
Stoneridge, Inc. * 4,459 49,896
Taylor Devices, Inc. * 1,260 62,899
Teekay Corp. * (Bermuda)  41,704 383,677
Teekay Tankers Ltd. Class A (Canada)  18,044 1,051,063
a Shares Value
Tennant Co. 7,048 $ 676,890
Terex Corp. 29,964 1,585,395
Tredegar Corp. * 9,878 72,011
Trinity Industries, Inc. 37,844 1,318,485
TTM Technologies, Inc. * 43,371 791,521
Tutor Perini Corp. * 35,481 963,664
Universal Logistics Holdings, Inc. 4,358 187,873
Vishay Intertechnology, Inc. 58,380 1,103,966
Werner Enterprises, Inc. 21,493 829,415
Willis Lease Finance Corp. 939 139,733
World Kinect Corp. 20,481 633,068
Worthington Enterprises, Inc. 1,984 82,237
69,352,574
Technology - 1.3%
spacing
Climb Global Solutions, Inc. 896 89,188
Cricut, Inc. Class A  23,142 160,374
CSP, Inc. 2,783 36,151
Diodes, Inc. * 8,810 564,633
DXC Technology Co. * 99,167 2,057,715
inTEST Corp. * 2,174 15,870
Photronics, Inc. * 29,117 720,937
Playstudios, Inc. * 19,041 28,752
PubMatic, Inc. Class A * 15,577 231,630
SMART Global Holdings, Inc. * 35,981 753,802
Vishay Precision Group, Inc. * 6,849 177,389
4,836,441
Utilities - 0.3%
spacing
Ameresco, Inc. Class A * 25,620 972,023
Total Common Stocks
    (Cost $341,027,964) 365,868,684
Principal
Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $1,008,447; collateralized by U.S.
Treasury Obligations: 4.500% due
11/15/33 and value $1,028,506) $ 1,008,323 1,008,323
a
Total Short-Term Investments
(Cost $1,008,323) 1,008,323
TOTAL INVESTMENTS - 100.0%
(Cost $342,036,287) 366,880,131
OTHER ASSETS & LIABILITIES, NET - (0.0%) (68,303)
NET ASSETS - 100.0% $ 366,811,828

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 3,124 $ 3,124 $ – $ –
Common Stocks 365,868,684 365,868,684 – –
Short-Term Investments 1,008,323 – 1,008,323 –
Total $ 366,880,131 $ 365,871,808 $ 1,008,323 $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.2%
Basic Materials - 0.6%
spacing
Akzo Nobel NV (Netherlands)  79,591 $ 5,622,397
Communications - 7.1%
spacing
BCE, Inc. (Canada)  118,031 4,103,529
Cisco Systems, Inc. 315,409 16,786,067
F5, Inc. * 73,996 16,293,919
Verizon Communications, Inc. 355,859 15,981,628
Walt Disney Co. 91,300 8,782,147
61,947,290
Consumer, Cyclical - 4.1%
spacing
Aptiv PLC * 80,450 5,793,204
Beacon Roofing Supply, Inc. * 51,379 4,440,687
Dollar Tree, Inc. * 84,822 5,964,683
General Motors Co. 115,194 5,165,299
MSC Industrial Direct Co., Inc. Class A  113,198 9,741,820
Southwest Airlines Co. 151,831 4,498,753
35,604,446
Consumer, Non-Cyclical - 32.1%
spacing
Becton Dickinson & Co. 49,079 11,832,947
Centene Corp. * 114,385 8,610,903
Conagra Brands, Inc. 310,759 10,105,883
CVS Health Corp. 133,015 8,363,983
General Mills, Inc. 157,694 11,645,702
Heineken Holding NV (Netherlands)  136,683 10,326,496
Henry Schein, Inc. * 189,876 13,841,960
Johnson & Johnson 229,542 37,199,577
Kenvue, Inc. 546,129 12,631,964
Kimberly-Clark Corp. 92,352 13,139,843
Koninklijke Ahold Delhaize NV
(Netherlands)  129,046 4,457,381
Medtronic PLC 372,577 33,543,107
Merck & Co., Inc. 41,018 4,658,004
Mondelez International, Inc. Class A  120,090 8,847,030
Pernod Ricard SA (France)  64,114 9,699,957
Quest Diagnostics, Inc. 56,496 8,771,004
Reckitt Benckiser Group PLC (United
Kingdom)  108,489 6,637,812
Roche Holding AG 25,979 8,313,726
Unilever PLC ADR (United Kingdom)  218,995 14,225,915
UnitedHealth Group, Inc. 14,711 8,601,227
Universal Health Services, Inc. Class B  27,079 6,201,362
Zimmer Biomet Holdings, Inc. 274,357 29,616,838
281,272,621
Energy - 7.2%
spacing
Baker Hughes Co. 240,367 8,689,267
Chevron Corp. 25,788 3,797,799
Coterra Energy, Inc. 234,204 5,609,186
Enterprise Products Partners LP 393,712 11,460,956
Exxon Mobil Corp. 182,093 21,344,941
Shell PLC 262,571 8,518,257
TotalEnergies SE ADR (France)  64,214 4,149,509
63,569,915
Financial - 22.1%
spacing
Allstate Corp. 81,128 15,385,925
American Tower Corp. REIT 37,682 8,763,326
Bank of New York Mellon Corp. 210,638 15,136,447
a Shares Value
Berkshire Hathaway, Inc. Class B * 38,315 $ 17,634,862
BlackRock, Inc. 18,819 17,868,829
Charles Schwab Corp. 250,467 16,232,766
Chubb Ltd. 15,405 4,442,648
Equity Residential REIT 69,569 5,180,108
JPMorgan Chase & Co. 129,591 27,325,558
MetLife, Inc. 65,002 5,361,365
Northern Trust Corp. 100,516 9,049,455
Realty Income Corp. REIT 85,062 5,394,632
Truist Financial Corp. 382,699 16,368,036
U.S. Bancorp 374,401 17,121,358
Willis Towers Watson PLC 40,388 11,895,478
193,160,793
Industrial - 12.9%
spacing
CRH PLC 94,658 8,778,583
Dover Corp. 27,831 5,336,316
Emerson Electric Co. 100,186 10,957,343
Graphic Packaging Holding Co. 377,171 11,160,490
Johnson Controls International PLC 78,540 6,095,489
Norfolk Southern Corp. 84,659 21,037,761
Oshkosh Corp. 57,370 5,749,048
Packaging Corp. of America 26,370 5,680,098
RTX Corp. 107,731 13,052,688
Siemens AG (Germany)  34,792 7,038,695
United Parcel Service, Inc. Class B  130,599 17,805,867
112,692,378
Technology - 5.7%
spacing
Amdocs Ltd. 109,830 9,607,928
Analog Devices, Inc. 75,953 17,482,102
Cognizant Technology Solutions Corp.
Class A  64,407 4,970,932
ON Semiconductor Corp. * 63,885 4,638,690
QUALCOMM, Inc. 27,194 4,624,340
TE Connectivity PLC (Ireland)  55,247 8,341,745
49,665,737
Utilities - 6.4%
spacing
Duke Energy Corp. 148,235 17,091,496
Edison International 117,481 10,231,420
Eversource Energy 149,102 10,146,391
Xcel Energy, Inc. 281,686 18,394,096
55,863,403
Total Common Stocks
    (Cost $773,909,375) 859,398,980

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, forward foreign currency contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$15,872,600; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $16,188,231) $ 15,870,638 $ 15,870,638
a
Total Short-Term Investments
(Cost $15,870,638) 15,870,638
TOTAL INVESTMENTS - 100.0%
(Cost $789,780,013) 875,269,618
DERIVATIVES - (0.0%) (104,953)
OTHER ASSETS & LIABILITIES, NET - 0.0% 449,174
NET ASSETS - 100.0% $ 875,613,839
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 3,554,677 CAD 4,788,577 12/24 BOA $ 6,789 $ –
USD 3,505,498 CHF 2,953,487 12/24 MSC – (14,695)
USD 3,506,789 CHF 2,953,488 12/24 UBS – (13,405)
USD 8,057,281 EUR 7,215,393 12/24 CIT – (285)
USD 8,051,513 EUR 7,215,393 12/24 GSC – (6,053)
USD 2,913,287 EUR 2,602,088 12/24 GSC 7,486 –
USD 8,056,672 EUR 7,215,393 12/24 JPM – (894)
USD 8,049,998 EUR 7,215,393 12/24 UBS – (7,569)
USD 12,675,503 GBP 9,512,573 12/24 BOA – (40,066)
USD 12,679,309 GBP 9,512,573 12/24 GSC – (36,261)
Total Forward Foreign Currency Contracts $ 14,275 ( $ 119,228 )

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 5,622,397 $ – $ 5,622,397 $ –
Communications 61,947,290 61,947,290 – –
Consumer, Cyclical 35,604,446 35,604,446 – –
Consumer, Non-Cyclical 281,272,621 246,294,630 34,977,991 –
Energy 63,569,915 55,051,658 8,518,257 –
Financial 193,160,793 193,160,793 – –
Industrial 112,692,378 105,653,683 7,038,695 –
Technology 49,665,737 49,665,737 – –
Utilities 55,863,403 55,863,403 – –
Total Common Stocks 859,398,980 803,241,640 56,157,340 –
Short-Term Investments 15,870,638 – 15,870,638 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 14,275 – 14,275 –
Total Assets 875,283,893 803,241,640 72,042,253 –
Liabilities Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (119,228) – (119,228) –
Total Liabilities (119,228) – (119,228) –
Total $ 875,164,665 $ 803,241,640 $ 71,923,025 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.4%
Basic Materials - 1.0%
spacing
Axalta Coating Systems Ltd. * 186,313 $ 6,742,668
International Paper Co. 89,198 4,357,322
11,099,990
Communications - 5.3%
spacing
Amazon.com, Inc. * 43,954 8,189,949
Booking Holdings, Inc. 1,203 5,067,180
CDW Corp. 11,886 2,689,802
Cisco Systems, Inc. 82,112 4,370,001
Expedia Group, Inc. * 38,304 5,669,758
IAC, Inc. * 152,124 8,187,314
Meta Platforms, Inc. Class A  5,262 3,012,179
Nexstar Media Group, Inc. 27,730 4,585,156
Sirius XM Holdings, Inc. 156,573 3,702,951
T-Mobile U.S., Inc. 24,976 5,154,047
Verizon Communications, Inc. 136,364 6,124,107
56,752,444
Consumer, Cyclical - 7.0%
spacing
AutoZone, Inc. * 2,428 7,648,297
Bath & Body Works, Inc. 293,416 9,365,839
Best Buy Co., Inc. 54,590 5,639,147
Carter's, Inc. 92,143 5,987,452
Columbia Sportswear Co. 42,511 3,536,490
Dick's Sporting Goods, Inc. 21,116 4,406,909
Home Depot, Inc. 13,599 5,510,315
Lowe's Cos., Inc. 39,451 10,685,304
McDonald's Corp. 39,531 12,037,585
Murphy USA, Inc. 10,322 5,087,404
Texas Roadhouse, Inc. 17,147 3,028,160
Ulta Beauty, Inc. * 6,876 2,675,589
75,608,491
Consumer, Non-Cyclical - 20.6%
spacing
AbbVie, Inc. 111,118 21,943,583
Bristol-Myers Squibb Co. 350,534 18,136,629
Cencora, Inc. 55,328 12,453,226
Cigna Group 19,477 6,747,612
Corpay, Inc. * 19,299 6,035,955
CVS Health Corp. 107,256 6,744,257
HCA Healthcare, Inc. 32,462 13,193,531
Henry Schein, Inc. * 156,905 11,438,375
Humana, Inc. 20,692 6,553,984
Johnson & Johnson 69,465 11,257,498
Kenvue, Inc. 181,603 4,200,477
Keurig Dr. Pepper, Inc. 290,657 10,893,824
Labcorp Holdings, Inc. 37,703 8,425,866
McKesson Corp. 5,349 2,644,653
Medtronic PLC 53,900 4,852,617
Merck & Co., Inc. 79,188 8,992,589
Paylocity Holding Corp. * 20,035 3,305,174
Philip Morris International, Inc. 84,331 10,237,783
Post Holdings, Inc. * 78,566 9,094,015
Procter & Gamble Co. 69,722 12,075,850
Regeneron Pharmaceuticals, Inc. * 7,507 7,891,659
UnitedHealth Group, Inc. 15,292 8,940,927
Vertex Pharmaceuticals, Inc. * 8,643 4,019,687
WillScot Holdings Corp. * 199,994 7,519,774
Zimmer Biomet Holdings, Inc. 45,933 4,958,467
222,558,012
a Shares Value
Energy - 7.9%
spacing
Chevron Corp. 123,605 $ 18,203,308
ConocoPhillips 159,269 16,767,840
Coterra Energy, Inc. 164,268 3,934,218
EOG Resources, Inc. 103,361 12,706,168
EQT Corp. 82,219 3,012,504
Kinder Morgan, Inc. 471,507 10,415,590
Phillips 66 67,573 8,882,471
Williams Cos., Inc. 257,338 11,747,480
85,669,579
Financial - 34.1%
spacing
American Express Co. 43,029 11,669,465
American Homes 4 Rent Class A REIT 193,447 7,426,430
Apple Hospitality REIT, Inc. 259,477 3,853,233
Arch Capital Group Ltd. * 40,673 4,550,495
Bank of America Corp. 495,540 19,663,027
Berkshire Hathaway, Inc. Class B * 62,638 28,829,766
Capital One Financial Corp. 143,325 21,460,052
CBRE Group, Inc. Class A * 41,447 5,159,323
Charles Schwab Corp. 113,086 7,329,104
Chubb Ltd. 27,718 7,993,594
EastGroup Properties, Inc. REIT 18,499 3,455,983
Federal Realty Investment Trust REIT 62,439 7,178,612
Fifth Third Bancorp 105,389 4,514,865
First Citizens BancShares, Inc. Class A  5,967 10,984,949
Host Hotels & Resorts, Inc. REIT 157,764 2,776,646
Kimco Realty Corp. REIT 214,295 4,975,930
Lamar Advertising Co. Class A REIT 64,079 8,560,954
Loews Corp. 213,852 16,905,001
LPL Financial Holdings, Inc. 12,133 2,822,500
M&T Bank Corp. 137,395 24,472,797
MGIC Investment Corp. 329,687 8,439,987
Mid-America Apartment Communities, Inc.
REIT 66,143 10,510,123
Morgan Stanley 75,258 7,844,894
Northern Trust Corp. 121,934 10,977,718
Outfront Media, Inc. REIT 3,397 62,437
PNC Financial Services Group, Inc. 67,506 12,478,484
Progressive Corp. 21,297 5,404,327
Public Storage REIT 24,704 8,989,044
Rayonier, Inc. REIT 122,794 3,951,511
Regency Centers Corp. REIT 129,589 9,360,213
Regions Financial Corp. 420,751 9,816,121
SBA Communications Corp. REIT 13,855 3,334,899
State Street Corp. 136,036 12,035,105
Travelers Cos., Inc. 67,868 15,889,256
W.R. Berkley Corp. 93,905 5,327,231
Wells Fargo & Co. 528,792 29,871,460
Weyerhaeuser Co. REIT 280,673 9,503,588
368,379,124
Industrial - 14.5%
spacing
Carlisle Cos., Inc. 23,128 10,401,818
Dover Corp. 55,238 10,591,334
Eaton Corp. PLC 13,496 4,473,114
FedEx Corp. 41,453 11,344,857
Fortune Brands Innovations, Inc. 86,748 7,766,548
General Dynamics Corp. 32,285 9,756,527
Graphic Packaging Holding Co. 269,116 7,963,142
Honeywell International, Inc. 41,865 8,653,914
Martin Marietta Materials, Inc. 14,906 8,023,155
Middleby Corp. * 11,545 1,606,256

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Mohawk Industries, Inc. * 65,868 $ 10,583,670
Northrop Grumman Corp. 5,669 2,993,629
Packaging Corp. of America 31,559 6,797,809
RTX Corp. 82,733 10,023,930
Silgan Holdings, Inc. 74,622 3,917,655
Smurfit WestRock PLC 158,645 7,840,236
TD SYNNEX Corp. 96,600 11,599,728
Timken Co. 54,723 4,612,602
Union Pacific Corp. 36,493 8,994,795
United Parcel Service, Inc. Class B  61,792 8,424,721
156,369,440
Technology - 3.2%
spacing
Analog Devices, Inc. 23,159 5,330,507
Hewlett Packard Enterprise Co. 172,421 3,527,734
International Business Machines Corp. 22,793 5,039,076
Microchip Technology, Inc. 73,737 5,920,344
NXP Semiconductors NV (China)  13,194 3,166,692
Texas Instruments, Inc. 58,465 12,077,115
35,061,468
Utilities - 3.8%
spacing
Edison International 62,937 5,481,183
Entergy Corp. 28,045 3,691,002
NextEra Energy, Inc. 114,555 9,683,334
NiSource, Inc. 69,016 2,391,404
PG&E Corp. 410,167 8,109,002
Public Service Enterprise Group, Inc. 66,646 5,945,490
Xcel Energy, Inc. 83,539 5,455,097
40,756,512
Total Common Stocks
    (Cost $823,858,631) 1,052,255,060
Principal
Amount
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$28,432,019; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $28,997,154) $ 28,428,505 28,428,505
a
Total Short-Term Investments
(Cost $28,428,505) 28,428,505
TOTAL INVESTMENTS - 100.0%
(Cost $852,287,136) 1,080,683,565
OTHER ASSETS & LIABILITIES, NET - (0.0%) (73,693)
NET ASSETS - 100.0% $ 1,080,609,872

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,052,255,060 $ 1,052,255,060 $ – $ –
Short-Term Investments 28,428,505 – 28,428,505 –
Total $ 1,080,683,565 $ 1,052,255,060 $ 28,428,505 $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 0.9%
Brazil - 0.9%
spacing
Itau Unibanco Holding SA 975,134 $ 6,463,662
Total Preferred Stocks
    (Cost $5,763,258) 6,463,662
COMMON STOCKS - 96.5%
Brazil - 4.7%
spacing
Azzas 2154 SA 69,425 537,411
Banco BTG Pactual SA 1,064,900 6,503,520
Localiza Rent a Car SA 978,984 7,367,943
NU Holdings Ltd. Class A * 537,125 7,331,756
Raia Drogasil SA 1,093,100 5,114,657
Vale SA ADR 30,600 357,408
WEG SA 840,375 8,390,329
35,603,024
Chile - 1.1%
spacing
Antofagasta PLC 150,562 4,058,375
Banco de Chile 33,668,462 4,299,734
8,358,109
China - 21.1%
spacing
Airtac International Group 135,000 3,866,542
Alibaba Group Holding Ltd. ADR 196,481 20,850,564
Budweiser Brewing Co. APAC Ltd. ~ 1,640,300 2,164,575
Contemporary Amperex Technology Co. Ltd.
Class A  39,448 1,386,361
H World Group Ltd. 75,700 284,957
H World Group Ltd. ADR 1,035,486 38,520,079
Meituan Class B * ~ 1,069,500 22,711,232
NetEase, Inc. ADR 38,521 3,602,099
New Horizon Health Ltd. * ~ ± Ω 813,000 369,695
PDD Holdings, Inc. ADR * 65,482 8,827,628
Tencent Holdings Ltd. 776,525 43,178,548
WuXi XDC Cayman, Inc. * 246,501 733,060
Yum China Holdings, Inc. 100,629 4,530,318
ZTO Express Cayman, Inc. ADR 397,199 9,838,619
160,864,277
France - 3.8%
spacing
Pernod Ricard SA 99,565 15,063,422
TotalEnergies SE 215,872 14,017,709
29,081,131
Hong Kong - 1.1%
spacing
AIA Group Ltd. 998,418 8,719,042
India - 16.6%
spacing
Adani Ports & Special Economic Zone Ltd. 256,999 4,437,860
Bajaj Finance Ltd. 10,912 1,002,572
Bajaj Finserv Ltd. 21,345 502,733
Bharti Airtel Ltd. 168,722 3,439,642
Havells India Ltd. 200,610 4,817,284
HCL Technologies Ltd. 219,183 4,694,932
HDFC Bank Ltd. 1,074,898 22,136,799
Infosys Ltd. 382,266 8,538,577
Kotak Mahindra Bank Ltd. 1,675,556 37,037,487
Macrotech Developers Ltd. ~ 314,363 4,628,910
a Shares Value
Mahindra & Mahindra Ltd. 71,566 $ 2,641,391
Maruti Suzuki India Ltd. 9,328 1,472,884
Oberoi Realty Ltd. 517,886 11,686,218
Sun Pharmaceutical Industries Ltd. 23,580 542,114
Tata Consultancy Services Ltd. 376,345 19,162,912
126,742,315
Indonesia - 1.4%
spacing
Bank Central Asia Tbk. PT 16,160,800 11,021,153
Italy - 3.1%
spacing
Ermenegildo Zegna NV 198,981 1,957,973
Moncler SpA 115,093 7,317,225
PRADA SpA 1,835,600 14,038,106
23,313,304
Japan - 2.1%
spacing
Chugai Pharmaceutical Co. Ltd. 99,200 4,808,332
Daiichi Sankyo Co. Ltd. 330,200 10,907,275
15,715,607
Mexico - 8.6%
spacing
America Movil SAB de CV ADR 730,378 11,948,984
Fomento Economico Mexicano SAB de CV 2,410,576 23,794,797
Grupo Aeroportuario del Pacifico SAB de
CV Class B * 79,909 1,387,551
Grupo Aeroportuario del Sureste SAB de
CV Class B  77,005 2,179,801
Grupo Mexico SAB de CV 3,407,039 18,993,940
Wal-Mart de Mexico SAB de CV 2,297,666 6,904,667
65,209,740
Netherlands - 1.0%
spacing
Argenx SE ADR * 13,495 7,315,370
Peru - 1.1%
spacing
Credicorp Ltd. 44,702 8,089,721
Philippines - 1.9%
spacing
SM Investments Corp. 668,479 11,421,874
SM Prime Holdings, Inc. 4,937,000 2,842,837
14,264,711
Poland - 0.8%
spacing
Allegro.eu SA * ~ 652,295 5,897,715
Portugal - 2.1%
spacing
Galp Energia SGPS SA 857,159 16,043,727
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 3,600 36,000
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
36,000
South Africa - 1.2%
spacing
FirstRand Ltd. 1,872,808 8,984,428
South Korea - 6.9%
spacing
Kakao Corp. 10,778 296,983
NAVER Corp. 15,022 1,934,911

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $405,695 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Samsung Biologics Co. Ltd. * ~ 17,196 $ 12,790,471
Samsung Electronics Co. Ltd. 664,613 31,063,199
SK Hynix, Inc. 51,258 6,860,205
52,945,769
Switzerland - 0.5%
spacing
Cie Financiere Richemont SA Class A  25,040 3,976,458
Taiwan - 14.4%
spacing
Global Unichip Corp. 48,000 1,647,751
Hon Hai Precision Industry Co. Ltd. 544,000 3,202,996
MediaTek, Inc. 387,000 14,263,089
Taiwan Semiconductor Manufacturing Co.
Ltd. 2,854,376 86,071,214
Voltronic Power Technology Corp. * 69,000 4,410,403
109,595,453
Turkey - 0.9%
spacing
Akbank TAS 628,133 1,131,457
BIM Birlesik Magazalar AS 130,117 1,888,166
KOC Holding AS 580,905 3,196,910
Migros Ticaret AS 62,441 820,534
7,037,067
United Arab Emirates - 0.3%
spacing
Americana Restaurants International PLC -
Foreign Co. 2,828,355 2,067,744
United Kingdom - 1.3%
spacing
AstraZeneca PLC 65,677 10,231,584
United States - 0.5%
spacing
Legend Biotech Corp. ADR * 78,651 3,832,663
Total Common Stocks
    (Cost $669,493,453) 734,946,112
Principal
Amount
SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$10,119,416; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $10,320,616) $ 10,118,165 10,118,165
Total Short-Term Investments
(Cost $10,118,165) 10,118,165
TOTAL INVESTMENTS - 98.7%
(Cost $685,374,876) 751,527,939
OTHER ASSETS & LIABILITIES, NET - 1.3% 10,160,942
NET ASSETS - 100.0% $ 761,688,881

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 6,463,662 $ 6,463,662 $ – $ –
Common Stocks
Brazil 35,603,024 35,603,024 – –
Chile 8,358,109 – 8,358,109 –
China 160,864,277 86,169,307 74,325,275 369,695
France 29,081,131 – 29,081,131 –
Hong Kong 8,719,042 – 8,719,042 –
India 126,742,315 – 126,742,315 –
Indonesia 11,021,153 11,021,153 – –
Italy 23,313,304 1,957,973 21,355,331 –
Japan 15,715,607 – 15,715,607 –
Mexico 65,209,740 65,209,740 – –
Netherlands 7,315,370 7,315,370 – –
Peru 8,089,721 8,089,721 – –
Philippines 14,264,711 – 14,264,711 –
Poland 5,897,715 – 5,897,715 –
Portugal 16,043,727 – 16,043,727 –
Russia 36,000 – – 36,000
South Africa 8,984,428 – 8,984,428 –
South Korea 52,945,769 – 52,945,769 –
Switzerland 3,976,458 – 3,976,458 –
Taiwan 109,595,453 – 109,595,453 –
Turkey 7,037,067 6,216,533 820,534 –
United Arab Emirates 2,067,744 – 2,067,744 –
United Kingdom 10,231,584 – 10,231,584 –
United States 3,832,663 3,832,663 – –
Total Common Stocks 734,946,112 225,415,484 509,124,933 405,695
Short-Term Investments 10,118,165 – 10,118,165 –
Total $ 751,527,939 $ 231,879,146 $ 519,243,098 $ 405,695

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Australia - 1.5%
spacing
Brambles Ltd. 1,090,535 $ 14,314,121
Canada - 8.2%
spacing
Canadian Pacific Kansas City Ltd. 314,719 26,916,741
Dollarama, Inc. 58,053 5,946,736
Loblaw Cos. Ltd. 109,228 14,543,812
Shopify, Inc. Class A * 190,888 15,297,764
Thomson Reuters Corp. 103,087 17,583,748
80,288,801
China - 0.7%
spacing
Lenovo Group Ltd. 3,157,066 4,232,160
Zai Lab Ltd. * 385,800 930,723
Zai Lab Ltd. ADR * 72,028 1,738,756
6,901,639
Denmark - 5.1%
spacing
Novo Nordisk AS Class B  353,390 41,916,125
Zealand Pharma AS * 64,253 7,817,755
49,733,880
France - 8.2%
spacing
Bureau Veritas SA 209,482 6,949,895
Danone SA 129,116 9,404,738
EssilorLuxottica SA 16,995 4,026,526
L'Oreal SA 33,396 14,979,329
LVMH Moet Hennessy Louis Vuitton SE 26,203 20,094,438
Publicis Groupe SA 111,349 12,185,613
Safran SA 55,129 12,973,111
80,613,650
Germany - 7.4%
spacing
Deutsche Boerse AG 83,393 19,578,054
Deutsche Telekom AG 587,136 17,243,730
SAP SE 155,999 35,682,041
72,503,825
India - 1.5%
spacing
HDFC Bank Ltd. 475,524 9,793,096
HDFC Bank Ltd. ADR 72,040 4,506,822
14,299,918
Ireland - 0.4%
spacing
Accenture PLC Class A  11,490 4,061,485
Italy - 3.7%
spacing
Ferrari NV 34,616 16,221,080
Intesa Sanpaolo SpA 4,611,300 19,739,564
35,960,644
Japan - 14.8%
spacing
Asics Corp. 349,274 7,337,593
Fujikura Ltd. 151,256 5,139,684
Hoya Corp. 136,060 18,844,791
Keyence Corp. 38,394 18,400,785
MonotaRO Co. Ltd. 193,370 3,224,443
Nomura Research Institute Ltd. 246,868 9,161,679
Olympus Corp. 910,765 17,313,004
a Shares Value
SMC Corp. 17,684 $ 7,908,647
Sony Group Corp. 1,229,330 23,882,908
Terumo Corp. 247,456 4,687,926
Tokio Marine Holdings, Inc. 251,943 9,290,254
Tokyo Electron Ltd. 111,053 19,804,707
144,996,421
Netherlands - 5.3%
spacing
Argenx SE * 31,059 16,793,281
ASML Holding NV 41,839 34,804,184
51,597,465
New Zealand - 0.7%
spacing
Xero Ltd. * 64,192 6,635,263
Portugal - 1.5%
spacing
EDP SA 3,271,195 14,919,238
Singapore - 1.8%
spacing
Sea Ltd. ADR * 185,323 17,472,252
Spain - 6.2%
spacing
Banco Bilbao Vizcaya Argentaria SA 1,319,641 14,255,107
Industria de Diseno Textil SA 669,402 39,646,274
Puig Brands SA Class B * 305,603 7,024,159
60,925,540
Sweden - 3.0%
spacing
Atlas Copco AB Class A  943,741 18,290,078
EQT AB 235,213 8,074,377
Hexagon AB Class B  242,343 2,610,293
28,974,748
Switzerland - 3.8%
spacing
ABB Ltd. 255,217 14,806,567
Givaudan SA 2,651 14,544,825
Straumann Holding AG * 50,599 8,276,743
37,628,135
Taiwan - 2.3%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. 739,685 22,304,555
United Kingdom - 14.6%
spacing
3i Group PLC 192,156 8,512,219
AstraZeneca PLC 166,321 25,910,551
Compass Group PLC 443,859 14,229,981
Lloyds Banking Group PLC 17,603,330 13,841,367
London Stock Exchange Group PLC 249,033 34,095,345
RELX PLC 477,161 22,529,784
Rentokil Initial PLC 1,180,861 5,774,254
Unilever PLC 285,359 18,500,758
143,394,259
United States - 8.7%
spacing
Alcon, Inc. 115,783 11,587,588
CRH PLC 219,930 20,396,308
Haleon PLC 2,373,743 12,420,613
Linde PLC 32,809 15,645,300

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Schneider Electric SE 95,421 $ 25,153,706
85,203,515
Total Common Stocks
    (Cost $823,624,927) 972,729,354
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $6,103,397; collateralized by U.S.
Treasury Obligations: 3.750% - 4.500%
due 12/31/28 - 11/15/33 and value
$6,224,879) $ 6,102,643 6,102,643
Total Short-Term Investments
(Cost $6,102,643) 6,102,643
TOTAL INVESTMENTS - 100.0%
(Cost $829,727,570) 978,831,997
OTHER ASSETS & LIABILITIES, NET - (0.0%) (47,862)
NET ASSETS - 100.0% $ 978,784,135
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 14,314,121 $ – $ 14,314,121 $ –
Canada 80,288,801 80,288,801 – –
China 6,901,639 1,738,756 5,162,883 –
Denmark 49,733,880 – 49,733,880 –
France 80,613,650 – 80,613,650 –
Germany 72,503,825 – 72,503,825 –
India 14,299,918 4,506,822 9,793,096 –
Ireland 4,061,485 4,061,485 – –
Italy 35,960,644 – 35,960,644 –
Japan 144,996,421 – 144,996,421 –
Netherlands 51,597,465 – 51,597,465 –
New Zealand 6,635,263 – 6,635,263 –
Portugal 14,919,238 – 14,919,238 –
Singapore 17,472,252 17,472,252 – –
Spain 60,925,540 – 60,925,540 –
Sweden 28,974,748 – 28,974,748 –
Switzerland 37,628,135 – 37,628,135 –
Taiwan 22,304,555 – 22,304,555 –
United Kingdom 143,394,259 – 143,394,259 –
United States 85,203,515 36,041,608 49,161,907 –
Total Common Stocks 972,729,354 144,109,724 828,619,630 –
Short-Term Investments 6,102,643 – 6,102,643 –
Total Assets 978,831,997 144,109,724 834,722,273 –
a
Liabilities Due to Custodian (1) – (1) –
Total Liabilities (1) – (1) –
Total $ 978,831,996 $ 144,109,724 $ 834,722,272 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Australia - 0.8%
spacing
Rio Tinto PLC 161,876 $ 11,491,189
Belgium - 0.6%
spacing
KBC Group NV 115,214 9,166,192
Canada - 3.7%
spacing
Canadian National Railway Co. 140,166 16,420,447
Intact Financial Corp. 58,829 11,296,455
Suncor Energy, Inc. 326,058 12,035,059
Toronto-Dominion Bank 217,261 13,738,150
53,490,111
China - 2.1%
spacing
NetEase, Inc. 655,100 12,237,076
Tencent Holdings Ltd. 322,223 17,917,158
30,154,234
Denmark - 3.4%
spacing
Carlsberg AS Class B  149,695 17,825,167
Novo Nordisk AS Class B  259,941 30,831,997
48,657,164
France - 15.8%
spacing
Air Liquide SA 211,201 40,785,020
Capgemini SE 142,946 30,862,114
Cie de Saint-Gobain SA 230,861 21,055,088
Cie Generale des Etablissements Michelin
SCA 341,140 13,854,810
Dassault Systemes SE 239,572 9,515,984
Edenred SE 317,559 12,027,735
Engie SA 1,125,366 19,460,039
EssilorLuxottica SA 94,908 22,485,999
Legrand SA 116,557 13,428,040
LVMH Moet Hennessy Louis Vuitton SE 35,993 27,602,149
Pernod Ricard SA 116,042 17,556,266
228,633,244
Germany - 8.9%
spacing
Beiersdorf AG 174,828 26,315,071
Deutsche Boerse AG 131,919 30,970,433
Merck KGaA 129,330 22,830,708
MTU Aero Engines AG 29,733 9,292,387
SAP SE 170,409 38,978,076
128,386,675
Hong Kong - 2.1%
spacing
AIA Group Ltd. 2,555,407 22,316,005
Prudential PLC 862,680 8,003,292
30,319,297
India - 1.8%
spacing
HDFC Bank Ltd. 855,633 17,621,184
Tata Consultancy Services Ltd. 158,198 8,055,201
25,676,385
Ireland - 0.9%
spacing
AIB Group PLC 2,231,013 12,779,935
a Shares Value
Israel - 1.0%
spacing
Check Point Software Technologies Ltd. * 77,192 $ 14,883,390
Italy - 4.0%
spacing
Eni SpA 978,901 14,896,455
Intesa Sanpaolo SpA 5,498,664 23,538,098
Ryanair Holdings PLC ADR 448,568 20,266,279
58,700,832
Japan - 16.1%
spacing
Daikin Industries Ltd. 144,800 20,324,276
Denso Corp. 1,216,500 18,285,680
Hitachi Ltd. 1,634,300 43,337,265
Hoya Corp. 67,200 9,307,438
Kose Corp. 137,300 8,865,958
Kyocera Corp. 993,800 11,614,736
Mitsubishi Electric Corp. 1,046,600 16,976,831
Olympus Corp. 879,300 16,714,877
Seven & i Holdings Co. Ltd. 952,200 14,337,896
Shin-Etsu Chemical Co. Ltd. 415,200 17,351,368
SMC Corp. 22,900 10,241,349
Sony Group Corp. 1,080,500 20,991,501
Terumo Corp. 710,700 13,463,845
ZOZO, Inc. 320,000 11,625,472
233,438,492
Netherlands - 1.7%
spacing
ING Groep NV 1,388,451 25,190,668
Portugal - 0.7%
spacing
Galp Energia SGPS SA 556,980 10,425,178
Singapore - 1.3%
spacing
DBS Group Holdings Ltd. 652,385 19,319,933
South Korea - 0.8%
spacing
Samsung Electronics Co. Ltd. 236,596 11,058,208
Spain - 1.1%
spacing
Amadeus IT Group SA 216,961 15,712,853
Switzerland - 9.5%
spacing
Cie Financiere Richemont SA Class A  169,987 26,994,657
Julius Baer Group Ltd. 149,594 9,021,100
Novartis AG 246,051 28,330,876
Sika AG 33,798 11,202,871
Sonova Holding AG 35,486 12,781,897
UBS Group AG (XVTX) 834,127 25,811,263
Zurich Insurance Group AG 39,561 23,901,155
138,043,819
Taiwan - 1.9%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 157,870 27,417,283
United Kingdom - 9.0%
spacing
Compass Group PLC 1,079,768 34,617,024
Diageo PLC 422,903 14,771,955
London Stock Exchange Group PLC 149,379 20,451,621
RELX PLC (REN LN) 552,832 26,102,690
RELX PLC (REN NA) 5,341 251,592

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Rolls-Royce Holdings PLC * 2,934,553 $ 20,769,269
Tesco PLC 2,913,517 13,988,692
130,952,843
United States - 11.7%
spacing
Experian PLC 577,842 30,434,714
Linde PLC 34,417 16,412,090
Nestle SA 330,821 33,245,001
Qiagen NV * 280,376 12,674,089
Roche Holding AG 102,918 32,935,525
Schneider Electric SE 167,925 44,266,316
169,967,735
Total Common Stocks
    (Cost $1,093,089,285) 1,433,865,660
Principal
Amount
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.0%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$292,900; collateralized by U.S. Treasury
Obligations: 3.750% due 12/31/28 and
value $298,832) $ 292,864 292,864
U.S. Government Agency Issues - 0.4%
Federal Home Loan Banks
4.831% due 10/01/24  5,768,000 5,767,256
Total Short-Term Investments
(Cost $6,060,864) 6,060,120
TOTAL INVESTMENTS - 99.3%
(Cost $1,099,150,149) 1,439,925,780
OTHER ASSETS & LIABILITIES, NET - 0.7% 9,987,827
NET ASSETS - 100.0% $ 1,449,913,607

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 11,491,189 $ – $ 11,491,189 $ –
Belgium 9,166,192 – 9,166,192 –
Canada 53,490,111 53,490,111 – –
China 30,154,234 – 30,154,234 –
Denmark 48,657,164 – 48,657,164 –
France 228,633,244 – 228,633,244 –
Germany 128,386,675 – 128,386,675 –
Hong Kong 30,319,297 – 30,319,297 –
India 25,676,385 – 25,676,385 –
Ireland 12,779,935 – 12,779,935 –
Israel 14,883,390 14,883,390 – –
Italy 58,700,832 20,266,279 38,434,553 –
Japan 233,438,492 – 233,438,492 –
Netherlands 25,190,668 – 25,190,668 –
Portugal 10,425,178 – 10,425,178 –
Singapore 19,319,933 – 19,319,933 –
South Korea 11,058,208 – 11,058,208 –
Spain 15,712,853 – 15,712,853 –
Switzerland 138,043,819 – 138,043,819 –
Taiwan 27,417,283 27,417,283 – –
United Kingdom 130,952,843 – 130,952,843 –
United States 169,967,735 16,412,090 153,555,645 –
Total Common Stocks 1,433,865,660 132,469,153 1,301,396,507 –
Short-Term Investments 6,060,120 – 6,060,120 –
Total $ 1,439,925,780 $ 132,469,153 $ 1,307,456,627 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 95.3%
Australia - 3.2%
spacing
Amotiv Ltd. 136,383 $ 979,494
AUB Group Ltd. 31,980 680,723
Imdex Ltd. 604,887 985,918
Inghams Group Ltd. 348,845 709,653
Nanosonics Ltd. * 49,120 124,273
nib holdings Ltd. 107,270 439,318
Servcorp Ltd. 111,834 398,180
4,317,559
Austria - 2.3%
spacing
Eurotelesites AG * 57,820 307,652
Mayr Melnhof Karton AG 7,660 756,411
Strabag SE 9,210 384,454
Telekom Austria AG 86,390 846,252
Wienerberger AG 26,990 892,304
3,187,073
Belgium - 1.4%
spacing
Econocom Group SA NV 222,464 495,271
Fagron 69,990 1,448,089
1,943,360
Brazil - 1.5%
spacing
Afya Ltd. Class A * 19,050 325,184
Atacadao SA * 202,680 344,143
Hypera SA 114,272 550,206
LOG Commercial Properties e Participacoes
SA 199,895 829,272
2,048,805
Canada - 3.3%
spacing
CCL Industries, Inc. Class B  19,610 1,195,493
ECN Capital Corp. 86,830 141,245
North West Co., Inc. 31,940 1,212,230
Open Text Corp. 24,930 829,863
Parkland Corp. 27,270 702,896
Quebecor, Inc. Class A  14,000 367,481
4,449,208
Cayman - 0.1%
spacing
Patria Investments Ltd. Class A  14,890 166,321
China - 3.2%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 457,153
Chervon Holdings Ltd. 13,640 39,701
Far East Horizon Ltd. 1,181,287 864,632
Horizon Construction Development Ltd. * 95,030 19,803
Precision Tsugami China Corp. Ltd. ~ 549,572 764,901
Qingdao Port International Co. Ltd.
Class H ~ 1,546,772 1,185,868
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  217,556 791,767
Xingda International Holdings Ltd. 1,228,255 209,641
4,333,466
Denmark - 0.7%
spacing
Spar Nord Bank AS 46,465 886,420
a Shares Value
Finland - 1.0%
spacing
Huhtamaki OYJ 25,480 $ 989,303
Nanoform Finland PLC * 53,710 93,986
Tokmanni Group Corp. 25,350 312,377
1,395,666
France - 3.1%
spacing
Altarea SCA REIT 6,315 756,378
Antin Infrastructure Partners SA 19,880 264,765
ARGAN SA REIT 8,991 737,160
IPSOS SA 11,220 706,160
Thermador Groupe 12,051 1,031,271
Vallourec SACA * 44,580 675,862
4,171,596
Germany - 3.8%
spacing
JOST Werke SE ~ 16,240 832,393
Norma Group SE 22,293 371,239
Rheinmetall AG 2,670 1,451,480
Stabilus SE 11,210 458,539
Takkt AG 68,563 741,076
Talanx AG 16,120 1,358,831
5,213,558
Greece - 1.5%
spacing
Athens International Airport SA 53,820 456,967
Metlen Energy & Metals SA 27,990 1,100,523
OPAP SA 26,880 477,547
2,035,037
Hong Kong - 1.7%
spacing
ASMPT Ltd. 96,756 1,176,172
Sino Land Co. Ltd. 590,204 644,555
WH Group Ltd. ~ 684,770 539,324
2,360,051
Hungary - 1.2%
spacing
Richter Gedeon Nyrt 51,196 1,576,409
Indonesia - 0.7%
spacing
Selamat Sempurna Tbk. PT 7,401,500 997,296
Ireland - 2.0%
spacing
AerCap Holdings NV 8,817 835,146
Dalata Hotel Group PLC 155,190 708,861
Irish Residential Properties REIT PLC ◊ 709,610 709,825
Mincon Group PLC 991,784 485,762
2,739,594
Italy - 1.8%
spacing
Banca Generali SpA 22,150 993,592
Recordati Industria Chimica e Farmaceutica
SpA 17,260 976,678
Sesa SpA 5,000 513,294
2,483,564
Japan - 22.2%
spacing
Amano Corp. 41,250 1,244,048
As One Corp. 39,110 792,230
ASKUL Corp. 57,150 861,155
BayCurrent, Inc. 33,670 1,236,421

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Capcom Co. Ltd. 47,750 $ 1,113,727
Daiichikosho Co. Ltd. 30,450 371,068
Daiwa Industries Ltd. 45,560 469,686
Dexerials Corp. 55,350 790,775
Dip Corp. 5,890 116,761
Ebara Corp. 58,100 952,309
Fuji Electric Co. Ltd. 13,110 794,377
Funai Soken Holdings, Inc. 26,910 454,387
Hokuhoku Financial Group, Inc. 48,110 529,185
Inaba Denki Sangyo Co. Ltd. 34,340 920,939
Isuzu Motors Ltd. 54,110 737,799
Kamigumi Co. Ltd. 37,830 865,245
Kuraray Co. Ltd. 64,130 952,919
Kyoto Financial Group, Inc. 35,300 547,422
Maruwa Co. Ltd. 4,140 1,223,884
MEITEC Group Holdings, Inc. 37,960 844,648
Mitani Corp. 49,840 572,417
NET One Systems Co. Ltd. 42,770 1,068,062
Nishimoto Co. Ltd. 61,197 586,122
NOF Corp. 67,560 1,166,874
NSD Co. Ltd. 52,700 1,166,937
PALTAC Corp. 30,050 927,318
Persol Holdings Co. Ltd. 307,780 554,659
Prestige International, Inc. 100,070 491,524
Renesas Electronics Corp. 53,680 779,039
Roland Corp. 27,440 717,432
S Foods, Inc. 63,700 1,229,678
San-Ai Obbli Co. Ltd. 56,050 764,991
Ship Healthcare Holdings, Inc. 62,250 1,017,178
SUMCO Corp. 50,540 546,638
TechnoPro Holdings, Inc. 34,310 667,783
TIS, Inc. 33,540 856,166
TKC Corp. 15,680 419,775
Tsuruha Holdings, Inc. 15,560 984,194
30,335,772
Mexico - 2.4%
spacing
Bolsa Mexicana de Valores SAB de CV 467,199 753,830
Gruma SAB de CV Class B  65,936 1,224,387
Grupo Comercial Chedraui SA de CV 177,570 1,334,345
3,312,562
Netherlands - 1.5%
spacing
Acomo NV 40,832 820,865
Arcadis NV 17,230 1,194,680
2,015,545
Norway - 1.4%
spacing
Europris ASA ~ 164,940 1,054,055
SpareBank 1 SMN 59,270 861,899
1,915,954
Peru - 0.6%
spacing
Intercorp Financial Services, Inc. 29,585 773,056
Philippines - 1.9%
spacing
Century Pacific Food, Inc. 2,468,955 1,676,444
Robinsons Land Corp. 3,175,759 888,059
2,564,503
Singapore - 1.5%
spacing
Hour Glass Ltd. 374,082 465,692
HRnetgroup Ltd. ~ 1,242,865 652,740
a Shares Value
Mapletree Industrial Trust REIT 511,309 $ 966,203
2,084,635
South Africa - 0.5%
spacing
Pepkor Holdings Ltd. ~ 457,500 637,354
South Korea - 1.6%
spacing
Hyundai Marine & Fire Insurance Co. Ltd. 21,524 542,117
Soulbrain Co. Ltd. 4,450 754,945
Vitzrocell Co. Ltd. 62,200 885,094
2,182,156
Spain - 3.7%
spacing
CIE Automotive SA 34,010 978,246
Grupo Catalana Occidente SA 32,490 1,450,266
Logista Integral SA 48,260 1,452,692
Prosegur Cia de Seguridad SA 302,600 646,731
Viscofan SA 6,945 493,136
5,021,071
Sweden - 1.6%
spacing
Alligo AB Class B  33,240 475,893
Granges AB 85,000 1,019,519
Hexpol AB 69,020 713,783
2,209,195
Taiwan - 4.0%
spacing
Chailease Holding Co. Ltd. 144,941 745,498
International Games System Co. Ltd. 36,660 1,141,831
Sporton International, Inc. 99,619 689,304
Test Research, Inc. 201,947 900,068
Tripod Technology Corp. 154,799 958,005
Yageo Corp. 50,952 1,002,989
5,437,695
Thailand - 0.4%
spacing
Star Petroleum Refining PCL 2,665,647 583,624
United Kingdom - 16.3%
spacing
Ashtead Technology Holdings PLC 193,980 1,473,060
B&M European Value Retail SA 188,263 1,048,509
Bodycote PLC 80,376 649,222
ConvaTec Group PLC ~ 160,000 485,953
DCC PLC 5,950 406,202
Direct Line Insurance Group PLC 353,430 886,617
Grainger PLC 319,678 1,049,251
Harbour Energy PLC 168,267 600,156
Hiscox Ltd. 75,850 1,162,132
Informa PLC 82,204 904,040
Intermediate Capital Group PLC 24,000 716,687
J D Wetherspoon PLC * 81,344 806,403
JET2 PLC 51,064 958,614
John Wood Group PLC * 443,628 753,555
Lancashire Holdings Ltd. 172,971 1,588,712
LSL Property Services PLC 246,004 976,819
On the Beach Group PLC ~ 392,539 732,628
Pets at Home Group PLC 130,820 534,144
Premier Foods PLC 477,930 1,171,868
Rathbones Group PLC 16,050 384,614
Sabre Insurance Group PLC ~ 558,152 1,063,171
Savills PLC 62,705 994,265
Subsea 7 SA 34,000 549,021

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, restricted securities were as follows:
a Shares Value
Tate & Lyle PLC 133,437 $ 1,217,571
Vistry Group PLC * 65,416 1,143,995
22,257,209
United States - 3.2%
spacing
Antero Resources Corp. * 27,591 790,482
GCC SAB de CV 70,060 524,365
Impro Precision Industries Ltd. ~ 1,271,081 333,070
Liberty Latin America Ltd. Class A * 9,500 91,010
Ovintiv, Inc. 15,700 601,467
RHI Magnesita NV 33,770 1,552,576
Smurfit WestRock PLC 9,480 468,502
4,361,472
Total Common Stocks
    (Cost $119,543,722) 129,996,786
EXCHANGE-TRADED FUNDS - 3.5%
iShares MSCI India 82,330 4,818,775
a
Total Exchange-Traded Funds
    (Cost $3,935,507) 4,818,775
Principal
Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$418,787; collateralized by U.S. Treasury
Obligations: 3.750% due 12/31/28 and
value $427,149) $ 418,735 418,735
Total Short-Term Investments
(Cost $418,735) 418,735
TOTAL INVESTMENTS - 99.1%
(Cost $123,897,964) 135,234,296
OTHER ASSETS & LIABILITIES, NET - 0.9% 1,160,998
NET ASSETS - 100.0% $ 136,395,294
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $1,011,278 $709,825 0.5%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 4,317,559 $ 398,180 $ 3,919,379 $ –
Austria 3,187,073 2,430,662 756,411 –
Belgium 1,943,360 495,271 1,448,089 –
Brazil 2,048,805 2,048,805 – –
Canada 4,449,208 4,449,208 – –
Cayman 166,321 166,321 – –
China 4,333,466 2,527,456 1,806,010 –
Denmark 886,420 – 886,420 –
Finland 1,395,666 1,395,666 – –
France 4,171,596 756,378 3,415,218 –
Germany 5,213,558 1,112,315 4,101,243 –
Greece 2,035,037 477,547 1,557,490 –
Hong Kong 2,360,051 – 2,360,051 –
Hungary 1,576,409 1,576,409 – –
Indonesia 997,296 997,296 – –
Ireland 2,739,594 1,320,908 1,418,686 –
Italy 2,483,564 – 2,483,564 –
Japan 30,335,772 – 30,335,772 –
Mexico 3,312,562 3,312,562 – –
Netherlands 2,015,545 820,865 1,194,680 –
Norway 1,915,954 861,899 1,054,055 –
Peru 773,056 773,056 – –
Philippines 2,564,503 1,676,444 888,059 –
Singapore 2,084,635 1,118,432 966,203 –
South Africa 637,354 – 637,354 –
South Korea 2,182,156 – 2,182,156 –
Spain 5,021,071 2,096,997 2,924,074 –
Sweden 2,209,195 475,893 1,733,302 –
Taiwan 5,437,695 – 5,437,695 –
Thailand 583,624 – 583,624 –
United Kingdom 22,257,209 11,706,853 10,550,356 –
United States 4,361,472 2,475,826 1,885,646 –
Total Common Stocks 129,996,786 45,471,249 84,525,537 –
Exchange-Traded Funds 4,818,775 4,818,775 – –
Short-Term Investments 418,735 – 418,735 –
Total $ 135,234,296 $ 50,290,024 $ 84,944,272 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 2.1%
Brazil - 0.4%
spacing
Raizen SA 7,738,705 $ 4,403,691
Germany - 1.7%
spacing
Henkel AG & Co. KGaA 53,556 5,034,248
Volkswagen AG 119,458 12,687,927
17,722,175
Total Preferred Stocks
    (Cost $22,936,488) 22,125,866
COMMON STOCKS - 94.7%
Austria - 2.1%
spacing
ams-OSRAM AG * 154,817 2,166,801
Erste Group Bank AG 239,370 13,117,100
Mondi PLC 392,022 7,478,015
22,761,916
Belgium - 1.0%
spacing
Ageas SA 161,376 8,610,875
Proximus SADP 343,208 2,674,293
11,285,168
Brazil - 4.0%
spacing
Ambev SA 2,919,273 7,009,213
Atacadao SA * 2,146,475 3,644,638
Banco Bradesco SA ADR 3,800,867 10,110,306
Caixa Seguridade Participacoes SA 455,831 1,217,457
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 311,749 5,173,213
Lojas Renner SA 1,663,988 5,516,388
Telefonica Brasil SA 836,565 8,571,885
Ultrapar Participacoes SA 431,245 1,679,003
42,922,103
Burkina Faso - 0.3%
spacing
Endeavour Mining PLC 133,802 3,179,708
Canada - 1.3%
spacing
ARC Resources Ltd. 267,052 4,513,888
Barrick Gold Corp. 452,093 8,992,053
13,505,941
China - 1.8%
spacing
Alibaba Group Holding Ltd. 521,664 6,932,277
Baidu, Inc. Class A * 438,335 5,763,055
China Mengniu Dairy Co. Ltd. 2,325,020 5,453,687
Dongfeng Motor Group Co. Ltd. Class H  3,849,530 1,241,025
19,390,044
Finland - 0.8%
spacing
Nokia OYJ (OMXH) 2,044,474 8,926,515
France - 10.9%
spacing
AXA SA 392,599 15,113,812
BNP Paribas SA 183,050 12,561,191
Carrefour SA 604,188 10,302,272
Cie de Saint-Gobain SA 109,059 9,946,447
Engie SA 862,795 14,919,613
a Shares Value
Orange SA 859,321 $ 9,841,715
Renault SA 153,440 6,670,471
Societe Generale SA 539,849 13,452,628
TotalEnergies SE 312,622 20,300,197
Valeo SE 383,281 4,637,693
117,746,039
Germany - 6.1%
spacing
BASF SE 208,793 11,066,621
Continental AG 85,770 5,558,222
Daimler Truck Holding AG 272,332 10,225,340
Evonik Industries AG 356,602 8,347,823
Fresenius SE & Co. KGaA * 283,787 10,826,671
Heidelberg Materials AG 137,312 14,958,737
Mercedes-Benz Group AG 74,059 4,798,960
65,782,374
Hong Kong - 2.2%
spacing
CK Asset Holdings Ltd. 1,455,909 6,338,423
Prudential PLC 1,042,078 9,667,611
WH Group Ltd. ~ 9,250,933 7,286,025
23,292,059
India - 0.4%
spacing
Canara Bank 3,273,583 4,352,831
Ireland - 1.4%
spacing
AIB Group PLC 1,320,191 7,562,464
Bank of Ireland Group PLC 633,390 7,073,390
14,635,854
Italy - 4.7%
spacing
BPER Banca SpA 1,664,923 9,380,554
Eni SpA 1,076,873 16,387,347
UniCredit SpA 575,456 25,263,435
51,031,336
Japan - 19.9%
spacing
Alfresa Holdings Corp. 229,610 3,631,966
Alps Alpine Co. Ltd. 282,856 3,073,307
Amada Co. Ltd. 218,560 2,231,430
Dai-ichi Life Holdings, Inc. 267,375 6,937,675
DeNA Co. Ltd. 170,651 2,128,612
Dentsu Group, Inc. 296,490 9,138,383
Eisai Co. Ltd. 45,354 1,690,568
Hakuhodo DY Holdings, Inc. 421,060 3,450,284
Hino Motors Ltd. * 579,648 1,879,854
Honda Motor Co. Ltd. 145,120 1,549,350
Isuzu Motors Ltd. 442,611 6,035,074
Japan Airlines Co. Ltd. 229,297 4,010,310
Japan Post Insurance Co. Ltd. 337,090 6,191,039
JGC Holdings Corp. 387,370 3,397,883
Kirin Holdings Co. Ltd. 197,077 3,003,425
Koito Manufacturing Co. Ltd. 419,500 5,836,475
Kubota Corp. 815,060 11,637,776
Makita Corp. 149,308 5,043,854
Mitsubishi Estate Co. Ltd. 356,527 5,631,090
Mitsubishi Gas Chemical Co., Inc. 260,780 5,084,616
MS&AD Insurance Group Holdings, Inc. 294,469 6,921,253
Nikon Corp. 283,482 2,936,053
Nippon Television Holdings, Inc. 322,017 5,049,755
Nissan Motor Co. Ltd. 1,939,828 5,510,337
Ono Pharmaceutical Co. Ltd. 298,130 4,001,896

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Persol Holdings Co. Ltd. 2,878,180 $ 5,186,853
Resona Holdings, Inc. 1,101,855 7,720,798
Rinnai Corp. 190,370 4,702,546
Rohm Co. Ltd. 683,175 7,696,422
Sega Sammy Holdings, Inc. 211,490 4,237,136
Stanley Electric Co. Ltd. 226,276 4,241,334
Subaru Corp. 394,898 6,986,192
Sumitomo Heavy Industries Ltd. 143,921 3,482,445
Sumitomo Mitsui Trust Holdings, Inc. 529,154 12,665,262
Sumitomo Rubber Industries Ltd. 384,867 4,234,576
T&D Holdings, Inc. 766,526 13,514,467
Taiheiyo Cement Corp. 136,471 3,216,038
Takeda Pharmaceutical Co. Ltd. 234,048 6,743,761
THK Co. Ltd. 243,039 4,299,162
Tsuruha Holdings, Inc. 70,676 4,470,364
Yamato Holdings Co. Ltd. 430,197 4,898,922
214,298,543
Luxembourg - 0.2%
spacing
RTL Group SA 74,348 2,524,417
Mexico - 0.4%
spacing
Fresnillo PLC 499,895 4,099,053
Netherlands - 5.5%
spacing
ABN AMRO Bank NV ~ 619,449 11,194,577
ING Groep NV 659,403 11,963,549
Koninklijke Philips NV * 534,575 17,526,362
NN Group NV 223,785 11,165,994
Randstad NV 142,650 7,087,727
58,938,209
Norway - 0.1%
spacing
Norsk Hydro ASA 160,611 1,037,548
Pakistan - 0.1%
spacing
VEON Ltd. ADR * 48,141 1,464,449
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 1
Sberbank of Russia PJSC * ± Ω 927,996 –
1
South Africa - 1.5%
spacing
Anglo American PLC 199,478 6,484,171
MTN Group Ltd. 892,294 4,742,547
Old Mutual Ltd. 5,965,761 4,730,484
15,957,202
South Korea - 4.6%
spacing
Coway Co. Ltd. 91,290 4,607,255
Hankook Tire & Technology Co. Ltd. 79,324 2,500,127
Hyundai Mobis Co. Ltd. 46,557 7,710,585
KB Financial Group, Inc. 172,520 10,644,873
KT Corp. ADR * 566,043 8,705,741
Shinhan Financial Group Co. Ltd. 361,984 15,352,659
49,521,240
a Shares Value
Sweden - 1.7%
spacing
SKF AB Class B  393,342 $ 7,834,930
Telefonaktiebolaget LM Ericsson Class B  1,340,034 10,125,900
17,960,830
Switzerland - 4.5%
spacing
Adecco Group AG 199,113 6,790,611
Novartis AG 172,421 19,852,949
Swatch Group AG 43,379 9,301,614
UBS Group AG (XVTX) 400,980 12,407,943
48,353,117
Taiwan - 0.1%
spacing
Catcher Technology Co. Ltd. 200,091 1,493,453
Thailand - 1.3%
spacing
Kasikornbank PCL Ω 2,870,564 13,364,821
Kasikornbank PCL NVDR 85,409 397,649
13,762,470
United Kingdom - 11.1%
spacing
Babcock International Group PLC 450,441 2,845,449
British American Tobacco PLC 621,333 22,652,604
British Land Co. PLC REIT 675,246 3,934,494
BT Group PLC 5,037,441 9,984,555
Burberry Group PLC 417,828 3,918,207
CK Hutchison Holdings Ltd. 1,206,354 6,839,681
easyJet PLC 1,127,226 7,850,348
J Sainsbury PLC 1,061,917 4,202,370
Kingfisher PLC 1,920,710 8,289,297
Land Securities Group PLC REIT 556,700 4,852,828
Reckitt Benckiser Group PLC 195,705 11,974,053
Standard Chartered PLC 1,508,298 15,996,961
Tate & Lyle PLC 510,428 4,657,495
WPP PLC 1,128,524 11,559,954
119,558,296
United States - 6.7%
spacing
BP PLC 2,958,060 15,427,866
GSK PLC 1,064,635 21,677,052
Holcim AG * 78,193 7,657,662
Shell PLC 844,702 27,403,592
72,166,172
Total Common Stocks
    (Cost $894,477,282) 1,019,946,888
EXCHANGE-TRADED FUNDS - 0.6%
iShares Core MSCI EAFE 81,752 6,380,744
a
Total Exchange-Traded Funds
    (Cost $6,365,121) 6,380,744

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of
$13,364,822 or 1.2% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$16,211,770; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $16,534,165) $ 16,209,766 $ 16,209,766
Total Short-Term Investments
(Cost $16,209,766) 16,209,766
TOTAL INVESTMENTS - 98.9%
(Cost $939,988,657) 1,064,663,264
OTHER ASSETS & LIABILITIES, NET - 1.1% 12,266,303
NET ASSETS - 100.0% $ 1,076,929,567

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 4,403,691 $ 4,403,691 $ – $ –
Germany 17,722,175 – 17,722,175 –
Total Preferred Stocks 22,125,866 4,403,691 17,722,175 –
Common Stocks
Austria 22,761,916 – 22,761,916 –
Belgium 11,285,168 2,674,293 8,610,875 –
Brazil 42,922,103 42,922,103 – –
Burkina Faso 3,179,708 3,179,708 – –
Canada 13,505,941 13,505,941 – –
China 19,390,044 – 19,390,044 –
Finland 8,926,515 – 8,926,515 –
France 117,746,039 – 117,746,039 –
Germany 65,782,374 – 65,782,374 –
Hong Kong 23,292,059 – 23,292,059 –
India 4,352,831 – 4,352,831 –
Ireland 14,635,854 – 14,635,854 –
Italy 51,031,336 – 51,031,336 –
Japan 214,298,543 – 214,298,543 –
Luxembourg 2,524,417 – 2,524,417 –
Mexico 4,099,053 – 4,099,053 –
Netherlands 58,938,209 – 58,938,209 –
Norway 1,037,548 – 1,037,548 –
Pakistan 1,464,449 1,464,449 – –
Russia 1 – – 1
South Africa 15,957,202 9,473,031 6,484,171 –
South Korea 49,521,240 8,705,741 40,815,499 –
Sweden 17,960,830 – 17,960,830 –
Switzerland 48,353,117 – 48,353,117 –
Taiwan 1,493,453 – 1,493,453 –
Thailand 13,762,470 – 13,762,470 –
United Kingdom 119,558,296 4,657,495 114,900,801 –
United States 72,166,172 – 72,166,172 –
Total Common Stocks 1,019,946,888 86,582,761 933,364,126 1
Exchange-Traded Funds 6,380,744 6,380,744 – –
Short-Term Investments 16,209,766 – 16,209,766 –
Total $ 1,064,663,264 $ 97,367,196 $ 967,296,067 $ 1

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value
Rights * ± Ω 11,083 $ 17,955
Frequency Therapeutics, Inc. - Contingent
Value Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,114
26,069
Total Rights
    (Cost $18,878) 26,069
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $11.50
Exp 06/08/26 * 3,646 36
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 340
376
Total Warrants
    (Cost $16,588) 376
COMMON STOCKS - 98.9%
Consumer, Non-Cyclical - 98.5%
spacing
4D Molecular Therapeutics, Inc. * 7,946 85,896
Abbott Laboratories 81,573 9,300,138
AbbVie, Inc. 73,733 14,560,793
AC Immune SA * (Switzerland)  53,150 200,907
Agilent Technologies, Inc. 10,359 1,538,104
Align Technology, Inc. * 5,538 1,408,424
Allogene Therapeutics, Inc. * 72,955 204,274
Alnylam Pharmaceuticals, Inc. * 24,265 6,673,603
Amgen, Inc. 50,951 16,416,922
Arcellx, Inc. * 19,210 1,604,227
Argenx SE ADR * (Netherlands)  10,971 5,947,160
Ascendis Pharma AS ADR * (Denmark)  3,232 482,570
AstraZeneca PLC (United Kingdom)  17,247 2,686,848
Autolus Therapeutics PLC ADR * (United
Kingdom)  43,998 159,713
Avidity Biosciences, Inc. * 12,064 554,099
Beam Therapeutics, Inc. * 14,052 344,274
Becton Dickinson & Co. 22,762 5,487,918
BeiGene Ltd. ADR * (China)  4,586 1,029,603
Bio-Techne Corp. 11,266 900,491
Biogen, Inc. * 28,525 5,529,286
Biohaven Ltd. * 16,600 829,502
BioMarin Pharmaceutical, Inc. * 14,463 1,016,604
BioNTech SE ADR * (Germany)  5,175 614,635
Blueprint Medicines Corp. * 17,980 1,663,150
Boston Scientific Corp. * 301,931 25,301,818
Bridgebio Pharma, Inc. * 11,450 291,517
Cabaletta Bio, Inc. * 20,010 94,447
Cencora, Inc. 42,098 9,475,418
Centene Corp. * 39,076 2,941,641
CG oncology, Inc. * 6,569 247,848
Cigna Group 21,452 7,431,831
Cooper Cos., Inc. * 32,017 3,532,756
Daiichi Sankyo Co. Ltd. (Japan)  23,900 789,473
Danaher Corp. 53,702 14,930,230
a Shares Value
Denali Therapeutics, Inc. * 23,964 $ 698,071
Dexcom, Inc. * 19,017 1,274,900
Disc Medicine, Inc. * 5,005 245,946
Dyne Therapeutics, Inc. * 16,611 596,667
Edwards Lifesciences Corp. * 69,280 4,571,787
Elevance Health, Inc. 23,157 12,041,640
Eli Lilly & Co. 43,605 38,631,414
Exact Sciences Corp. * 15,840 1,079,021
GE HealthCare Technologies, Inc. 45,226 4,244,460
Gilead Sciences, Inc. 102,666 8,607,517
Glaukos Corp. * 3,580 466,402
Guardant Health, Inc. * 16,646 381,859
HCA Healthcare, Inc. 12,909 5,246,605
Humana, Inc. 10,011 3,170,884
IDEXX Laboratories, Inc. * 4,494 2,270,459
Immatics NV * (Germany)  14,799 168,857
Immunocore Holdings PLC ADR * (United
Kingdom)  8,586 267,282
Inari Medical, Inc. * 4,785 197,333
Incyte Corp. * 10,486 693,125
Insmed, Inc. * 30,675 2,239,275
Inspire Medical Systems, Inc. * 3,972 838,291
Intuitive Surgical, Inc. * 31,382 15,417,035
Ionis Pharmaceuticals, Inc. * 12,857 515,051
IQVIA Holdings, Inc. * 4,566 1,082,005
Johnson & Johnson 56,650 9,180,699
Kyverna Therapeutics, Inc. * 6,592 32,235
Labcorp Holdings, Inc. 4,565 1,020,186
Legend Biotech Corp. ADR * 8,893 433,356
Longboard Pharmaceuticals, Inc. * 6,836 227,844
McKesson Corp. 12,419 6,140,202
Medtronic PLC 49,494 4,455,945
Merck & Co., Inc. 98,570 11,193,609
Merus NV * (Netherlands)  15,542 776,478
MoonLake Immunotherapeutics * 6,926 349,209
Natera, Inc. * 18,635 2,365,713
Neurocrine Biosciences, Inc. * 6,698 771,744
Novo Nordisk AS Class B (Denmark)  16,382 1,943,094
Novocure Ltd. * 20,133 314,679
Nurix Therapeutics, Inc. * 30,512 685,605
Nuvalent, Inc. Class A * 18,926 1,936,130
Nyxoah SA * (Belgium)  20,245 193,340
Orchestra BioMed Holdings, Inc. * 12,419 63,834
Penumbra, Inc. * 8,090 1,571,968
Pfizer, Inc. 217,351 6,290,138
Prime Medicine, Inc. * 16,502 63,863
Protagonist Therapeutics, Inc. * 17,259 776,655
PTC Therapeutics, Inc. * 13,615 505,116
Quest Diagnostics, Inc. 7,745 1,202,411
Regeneron Pharmaceuticals, Inc. * 7,205 7,574,184
REGENXBIO, Inc. * 12,785 134,115
Repligen Corp. * 9,372 1,394,741
REVOLUTION Medicines, Inc. * 10,040 455,314
Rhythm Pharmaceuticals, Inc. * 33,403 1,749,983
Roche Holding AG 6,535 2,091,312
Rocket Pharmaceuticals, Inc. * 12,602 232,759
Roivant Sciences Ltd. * 39,250 452,945
Sage Therapeutics, Inc. * 9,375 67,687
Sagimet Biosciences, Inc. Class A * 15,000 41,550
Sanofi SA 29,700 3,419,633
Sarepta Therapeutics, Inc. * 23,357 2,917,056
Soleno Therapeutics, Inc. * 8,320 420,077
STERIS PLC 6,584 1,596,883
Stoke Therapeutics, Inc. * 47,835 587,892

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $26,069 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Structure Therapeutics, Inc. ADR * 9,644 $ 423,275
Stryker Corp. 33,637 12,151,703
Thermo Fisher Scientific, Inc. 20,724 12,819,245
TScan Therapeutics, Inc. * 33,595 167,303
Ultragenyx Pharmaceutical, Inc. * 9,690 538,279
UnitedHealth Group, Inc. 67,820 39,652,998
Vaxcyte, Inc. * 15,980 1,826,035
Vertex Pharmaceuticals, Inc. * 18,249 8,487,245
Viking Therapeutics, Inc. * 6,171 390,686
Voyager Therapeutics, Inc. * 22,110 129,343
Waters Corp. * 4,275 1,538,530
West Pharmaceutical Services, Inc. 6,990 2,098,118
Xenon Pharmaceuticals, Inc. * (Canada)  24,251 954,762
Zealand Pharma AS * (Denmark)  7,099 863,745
Zoetis, Inc. 27,406 5,354,584
412,248,041
Diversified - 0.1%
spacing
Helix Acquisition Corp. II * (Cayman)  42,155 440,520
Industrial - 0.3%
spacing
Mettler-Toledo International, Inc. * 800 1,199,760
Total Common Stocks
    (Cost $321,324,603) 413,888,321
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $4,471,632; collateralized by U.S.
Treasury Obligations: 3.750% due
12/31/28 and value $4,560,687) $ 4,471,079 4,471,079
a
Total Short-Term Investments
(Cost $4,471,079) 4,471,079
TOTAL INVESTMENTS - 100.0%
(Cost $325,831,148) 418,385,845
OTHER ASSETS & LIABILITIES, NET - (0.0%) (12,661)
NET ASSETS - 100.0% $ 418,373,184

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 26,069 $ – $ – $ 26,069
Warrants 376 376 – –
Common Stocks
Consumer, Non-Cyclical 412,248,041 400,453,936 11,794,105 –
Diversified 440,520 440,520 – –
Industrial 1,199,760 1,199,760 – –
Total Common Stocks 413,888,321 402,094,216 11,794,105 –
Short-Term Investments 4,471,079 – 4,471,079 –
Total $ 418,385,845 $ 402,094,592 $ 16,265,184 $ 26,069

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.5%
Consumer, Cyclical - 0.5%
spacing
Marriott Vacations Worldwide Corp. 24,392 $ 1,792,324
Financial - 99.0%
spacing
Agree Realty Corp. REIT 63,975 4,819,237
Alexandria Real Estate Equities, Inc. REIT 61,744 7,332,100
American Healthcare REIT, Inc. 183,648 4,793,213
American Homes 4 Rent Class A REIT 274,083 10,522,046
American Tower Corp. REIT 41,287 9,601,705
Americold Realty Trust, Inc. REIT 298,887 8,449,535
AvalonBay Communities, Inc. REIT 89,348 20,125,637
Broadstone Net Lease, Inc. REIT 275,903 5,228,362
Cousins Properties, Inc. REIT 211,664 6,239,855
DiamondRock Hospitality Co. REIT 253,638 2,214,260
Digital Realty Trust, Inc. REIT 73,684 11,924,282
Equinix, Inc. REIT 36,944 32,792,603
Equity LifeStyle Properties, Inc. REIT 10,065 718,037
Equity Residential REIT 141,117 10,507,572
Essex Property Trust, Inc. REIT 30,628 9,048,124
Extra Space Storage, Inc. REIT 126,876 22,861,786
Gaming & Leisure Properties, Inc. REIT 153,368 7,890,784
InvenTrust Properties Corp. REIT 115,541 3,277,898
Invitation Homes, Inc. REIT 375,930 13,255,292
Kilroy Realty Corp. REIT 96,036 3,716,593
Lineage, Inc. REIT 40,974 3,211,542
National Health Investors, Inc. REIT 42,533 3,575,324
NETSTREIT Corp. REIT 111,733 1,846,946
NNN REIT, Inc. 125,976 6,108,576
Prologis, Inc. REIT 219,970 27,777,812
Regency Centers Corp. REIT 192,505 13,904,636
Retail Opportunity Investments Corp. REIT 203,377 3,199,120
Rexford Industrial Realty, Inc. REIT 154,720 7,783,963
Ryman Hospitality Properties, Inc. REIT 65,414 7,014,997
Sabra Health Care REIT, Inc. 393,703 7,326,813
Simon Property Group, Inc. REIT 36,838 6,226,359
Sun Communities, Inc. REIT 60,285 8,147,518
Terreno Realty Corp. REIT 100,093 6,689,215
Ventas, Inc. REIT 356,017 22,831,370
VICI Properties, Inc. REIT 460,047 15,324,166
Vornado Realty Trust REIT 57,558 2,267,785
Welltower, Inc. REIT 225,314 28,846,951
367,402,014
Total Common Stocks
    (Cost $320,091,290) 369,194,338
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$520,586; collateralized by U.S. Treasury
Obligations: 3.500% due 09/30/26 and
value $531,063) $ 520,522 $ 520,522
a
Total Short-Term Investments
(Cost $520,522) 520,522
TOTAL INVESTMENTS - 99.6%
(Cost $320,611,812) 369,714,860
OTHER ASSETS & LIABILITIES, NET - 0.4% 1,645,141
NET ASSETS - 100.0% $ 371,360,001

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 369,194,338 $ 369,194,338 $ – $ –
Short-Term Investments 520,522 – 520,522 –
Total $ 369,714,860 $ 369,194,338 $ 520,522 $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 97.8%
Basic Materials - 0.0%
spacing
LG Chem Ltd. (South Korea)  560 152,000
Communications - 12.0%
spacing
Airbnb, Inc. Class A * 8,900 1,128,609
Amazon.com, Inc. * 33,800 6,297,954
Cisco Systems, Inc. 176,200 9,377,364
Maplebear, Inc. * 1,800 73,332
Netflix, Inc. * 3,600 2,553,372
Okta, Inc. * 123,800 9,203,292
Reddit, Inc. Class A * 16,100 1,061,312
Shopify, Inc. Class A * (Canada)  84,300 6,755,802
Uber Technologies, Inc. * 128,700 9,673,092
46,124,129
Industrial - 0.9%
spacing
Amphenol Corp. Class A  53,303 3,473,223
Technology - 84.9%
spacing
Apple, Inc. 311,900 72,672,700
ASML Holding NV (Netherlands)  5,100 4,242,485
Astera Labs, Inc. * 32,400 1,697,436
Broadcom, Inc. 102,700 17,715,750
Datadog, Inc. Class A * 48,100 5,534,386
GLOBALFOUNDRIES, Inc. * 223,200 8,983,800
HubSpot, Inc. * 6,800 3,614,880
Manhattan Associates, Inc. * 8,200 2,307,316
Marvell Technology, Inc. 12,900 930,348
Micron Technology, Inc. 64,400 6,678,924
Microsoft Corp. 88,100 37,909,430
Monolithic Power Systems, Inc. 7,500 6,933,750
NVIDIA Corp. 672,900 81,716,976
NXP Semiconductors NV (China)  40,821 9,797,448
ON Semiconductor Corp. * 218,500 15,865,285
Palantir Technologies, Inc. Class A * 28,000 1,041,600
Salesforce, Inc. 34,000 9,306,140
Seagate Technology Holdings PLC 18,900 2,070,117
ServiceNow, Inc. * 20,400 18,245,556
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  52,000 9,030,840
Teradyne, Inc. 38,100 5,102,733
Western Digital Corp. * 73,100 4,991,999
326,389,899
Total Common Stocks
    (Cost $308,992,022) 376,139,251
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $2,294,005; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $2,339,697) $ 2,293,722 $ 2,293,722
a
Total Short-Term Investments
(Cost $2,293,722) 2,293,722
TOTAL INVESTMENTS - 98.4%
(Cost $311,285,744) 378,432,973
OTHER ASSETS & LIABILITIES, NET - 1.6% 6,267,335
NET ASSETS - 100.0% $ 384,700,308

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 152,000 $ – $ 152,000 $ –
Communications 46,124,129 46,124,129 – –
Industrial 3,473,223 3,473,223 – –
Technology 326,389,899 322,147,414 4,242,485 –
Total Common Stocks 376,139,251 371,744,766 4,394,485 –
Short-Term Investments 2,293,722 – 2,293,722 –
Total $ 378,432,973 $ 371,744,766 $ 6,688,207 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
Aristotle ESG Core Bond Fund Class I  334,554 $ 2,970,842
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  44,362 421,884
Calvert Green Bond Fund Class R6  412,112 5,942,653
Calvert High Yield Bond Fund Class R6  56,456 1,395,019
Calvert Small Cap Fund Class R6  44,238 1,653,157
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  59,115 2,500,545
DFA Social Fixed Income Portfolio
Class Institutional  316,754 2,964,818
Fidelity International Sustainability Index
Fund Class Institutional  387,700 5,214,567
Fidelity U.S. Sustainability Index Fund
Class Institutional  689,515 17,775,706
a
Total Mutual Funds
    (Cost $35,029,763) 40,839,191
TOTAL INVESTMENTS - 100.1%
(Cost $35,029,763) 40,839,191
OTHER ASSETS & LIABILITIES, NET - (0.1%) (56,884)
NET ASSETS - 100.0% $ 40,782,307
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 40,839,191 $ 40,839,191 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I  78,106 $ 693,580
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  66,574 633,117
Calvert Green Bond Fund Class R6  96,207 1,387,299
Calvert High Yield Bond Fund Class R6  36,311 897,250
Calvert Small Cap Fund Class R6  30,438 1,137,459
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  32,036 1,355,129
DFA Social Fixed Income Portfolio
Class Institutional  73,954 692,208
Fidelity International Sustainability Index
Fund Class Institutional  263,755 3,547,501
Fidelity U.S. Sustainability Index Fund
Class Institutional  397,121 10,237,767
a
Total Mutual Funds
    (Cost $17,215,293) 20,581,310
TOTAL INVESTMENTS - 100.2%
(Cost $17,215,293) 20,581,310
OTHER ASSETS & LIABILITIES, NET - (0.2%) (37,268)
NET ASSETS - 100.0% $ 20,544,042
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 20,581,310 $ 20,581,310 $ – $ –

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 75.7%
Avantis Core Fixed Income ETF 1,190,780 $ 50,620,058
Avantis Emerging Markets Equity ETF 80,339 5,189,899
Avantis International Equity ETF 649,011 43,503,207
Avantis Real Estate ETF 72,732 3,428,587
Avantis U.S. Large Cap Equity ETF 993,410 65,584,928
Avantis U.S. Large Cap Value ETF 675,956 44,498,183
Avantis U.S. Small Cap Equity ETF 267,190 14,433,604
Vanguard Russell 1000 Growth ETF 258,899 24,988,932
a
Total Exchange-Traded Funds
    (Cost $228,379,882) 252,247,398
MUTUAL FUNDS - 24.3%
American Century Diversified Bond Fund
Class I  5,382,417 50,917,668
American Century Small Cap Growth Fund
Class I  437,512 9,835,267
American Century Ultra Fund Class I  210,445 20,394,244
a
Total Mutual Funds
    (Cost $76,473,213) 81,147,179
TOTAL INVESTMENTS - 100.0%
(Cost $304,853,095) 333,394,577
OTHER ASSETS & LIABILITIES, NET - 0.0% 85,540
NET ASSETS - 100.0% $ 333,480,117
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 252,247,398 $ 252,247,398 $ – $ –
Mutual Funds 81,147,179 81,147,179 – –
Total $ 333,394,577 $ 333,394,577 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 1,013,772 $ 12,260,440
PD Aggregate Bond Index Portfolio
Class P * 16,803,816 223,683,137
PD High Yield Bond Market Portfolio
Class P * 1,443,369 29,982,333
PD Large-Cap Growth Index Portfolio
Class P * 722,489 74,495,332
PD Large-Cap Value Index Portfolio
Class P * 1,544,810 80,175,582
PD Mid-Cap Index Portfolio Class P * 1,194,279 18,158,124
PD Small-Cap Growth Index Portfolio
Class P * 111,580 5,179,934
PD Small-Cap Value Index Portfolio
Class P * 133,598 5,160,715
PD Emerging Markets Index Portfolio
Class P * 255,660 5,205,657
PD International Large-Cap Index Portfolio
Class P * 1,686,757 48,975,931
a
Total Affiliated Mutual Funds
    (Cost $429,789,169) 503,277,185
TOTAL INVESTMENTS - 100.0%
(Cost $429,789,169) 503,277,185
OTHER ASSETS & LIABILITIES, NET - (0.0%) (219,165)
NET ASSETS - 100.0% $ 503,058,020
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 503,277,185 $ 503,277,185 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 3,146,118 $ 38,048,782
PD Aggregate Bond Index Portfolio
Class P * 52,531,951 699,276,388
PD High Yield Bond Market Portfolio
Class P * 4,977,389 103,392,674
PD Large-Cap Growth Index Portfolio
Class P * 5,670,354 584,666,267
PD Large-Cap Value Index Portfolio
Class P * 11,085,402 575,331,812
PD Mid-Cap Index Portfolio Class P * 11,473,978 174,453,326
PD Small-Cap Growth Index Portfolio
Class P * 865,816 40,194,099
PD Small-Cap Value Index Portfolio
Class P * 1,382,264 53,395,130
PD Emerging Markets Index Portfolio
Class P * 1,983,566 40,388,732
PD International Large-Cap Index Portfolio
Class P * 11,022,058 320,031,613
a
Total Affiliated Mutual Funds
    (Cost $1,996,912,616) 2,629,178,823
TOTAL INVESTMENTS - 100.0%
(Cost $1,996,912,616) 2,629,178,823
OTHER ASSETS & LIABILITIES, NET - (0.0%) (1,027,766)
NET ASSETS - 100.0% $ 2,628,151,057
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,629,178,823 $ 2,629,178,823 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD Aggregate Bond Index Portfolio
Class P * 20,829,613 $ 277,272,337
PD High Yield Bond Market Portfolio
Class P * 5,025,350 104,388,927
PD Large-Cap Growth Index Portfolio
Class P * 5,204,422 536,624,338
PD Large-Cap Value Index Portfolio
Class P * 10,202,976 529,533,928
PD Mid-Cap Index Portfolio Class P * 9,980,291 151,742,931
PD Small-Cap Growth Index Portfolio
Class P * 1,165,547 54,108,623
PD Small-Cap Value Index Portfolio
Class P * 1,395,614 53,910,802
PD Emerging Markets Index Portfolio
Class P * 3,204,152 65,241,914
PD International Large-Cap Index Portfolio
Class P * 12,612,137 366,200,475
a
Total Affiliated Mutual Funds
    (Cost $1,660,416,376) 2,139,024,275
TOTAL INVESTMENTS - 100.0%
(Cost $1,660,416,376) 2,139,024,275
OTHER ASSETS & LIABILITIES, NET - (0.0%) (814,487)
NET ASSETS - 100.0% $ 2,138,209,788
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,139,024,275 $ 2,139,024,275 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.3%
PD Aggregate Bond Index Portfolio
Class P * 13,828 $ 184,070
PD High Yield Bond Market Portfolio
Class P * 4,501 93,488
PD Large-Cap Growth Index Portfolio
Class P * 17,451 1,799,336
PD Large-Cap Value Index Portfolio
Class P * 33,507 1,739,023
PD Mid-Cap Index Portfolio Class P * 36,160 549,786
PD Small-Cap Growth Index Portfolio
Class P * 3,484 161,737
PD Small-Cap Value Index Portfolio
Class P * 4,996 192,992
PD Emerging Markets Index Portfolio
Class P * 11,193 227,905
PD International Large-Cap Index Portfolio
Class P * 50,872 1,477,087
a
Total Affiliated Mutual Funds
    (Cost $6,005,874) 6,425,424
TOTAL INVESTMENTS - 100.3%
(Cost $6,005,874) 6,425,424
OTHER ASSETS & LIABILITIES, NET - (0.3%) (20,695)
NET ASSETS - 100.0% $ 6,404,729
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,425,424 $ 6,425,424 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 4,205,021 $ 53,979,605
Diversified Bond Portfolio Class P * 14,585,465 210,876,130
Floating Rate Income Portfolio Class P * 606,105 10,133,746
High Yield Bond Portfolio Class P * 3,487,920 41,162,615
Inflation Managed Portfolio Class P * 1,397,395 20,420,893
Intermediate Bond Portfolio Class P * 10,418,453 101,166,813
Managed Bond Portfolio Class P * 11,243,522 178,826,570
Short Duration Bond Portfolio Class P * 6,870,487 81,058,673
Emerging Markets Debt Portfolio Class P * 1,504,612 20,677,560
Equity Index Portfolio Class P * 102,450 15,973,648
Focused Growth Portfolio Class P * 182,416 13,398,073
Growth Portfolio Class P * 188,895 15,716,957
Large-Cap Core Portfolio Class P * 478,972 45,788,594
Large-Cap Growth Portfolio Class P * 898,634 30,333,938
Large-Cap Value Portfolio Class P * 648,809 29,041,787
Mid-Cap Equity Portfolio Class P * 184,838 8,600,428
Mid-Cap Growth Portfolio Class P * 380,877 11,961,266
Mid-Cap Value Portfolio Class P * 450,563 22,436,115
Small-Cap Equity Portfolio Class P * 61,370 2,647,333
Small-Cap Growth Portfolio Class P * 307,009 10,447,409
Small-Cap Value Portfolio Class P * 223,418 7,975,079
Value Portfolio Class P * 640,482 16,932,632
Value Advantage Portfolio Class P * 779,377 23,955,786
Emerging Markets Portfolio Class P * 503,744 10,234,717
International Growth Portfolio Class P * 1,341,630 13,861,722
International Large-Cap Portfolio Class P * 877,508 14,944,355
International Value Portfolio Class P * 643,234 13,918,269
Real Estate Portfolio Class P * 132,669 5,337,642
a
Total Affiliated Mutual Funds
    (Cost $934,233,504) 1,031,808,355
TOTAL INVESTMENTS - 100.0%
(Cost $934,233,504) 1,031,808,355
OTHER ASSETS & LIABILITIES, NET - (0.0%) (385,973)
NET ASSETS - 100.0% $ 1,031,422,382
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,031,808,355 $ 1,031,808,355 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 5,291,010 $ 67,920,375
Diversified Bond Portfolio Class P * 17,960,323 259,669,697
Floating Rate Income Portfolio Class P * 898,169 15,016,887
High Yield Bond Portfolio Class P * 3,876,759 45,751,487
Inflation Managed Portfolio Class P * 1,035,426 15,131,242
Intermediate Bond Portfolio Class P * 13,189,617 128,075,781
Managed Bond Portfolio Class P * 14,051,477 223,486,672
Short Duration Bond Portfolio Class P * 3,817,984 45,044,945
Emerging Markets Debt Portfolio Class P * 1,114,926 15,322,190
Equity Index Portfolio Class P * 258,137 40,247,895
Focused Growth Portfolio Class P * 465,054 34,157,297
Growth Portfolio Class P * 541,232 45,033,098
Large-Cap Core Portfolio Class P * 1,229,951 117,580,494
Large-Cap Growth Portfolio Class P * 2,313,350 78,088,529
Large-Cap Value Portfolio Class P * 1,433,657 64,172,917
Mid-Cap Equity Portfolio Class P * 188,346 8,763,643
Mid-Cap Growth Portfolio Class P * 641,553 20,147,671
Mid-Cap Value Portfolio Class P * 222,590 11,084,064
Small-Cap Equity Portfolio Class P * 127,325 5,492,481
Small-Cap Growth Portfolio Class P * 341,209 11,611,241
Small-Cap Index Portfolio Class P * 237,158 8,714,348
Small-Cap Value Portfolio Class P * 154,508 5,515,284
Value Portfolio Class P * 1,572,202 41,564,855
Value Advantage Portfolio Class P * 1,925,251 59,176,606
Emerging Markets Portfolio Class P * 1,119,683 22,748,942
International Growth Portfolio Class P * 4,818,332 49,783,012
International Large-Cap Portfolio Class P * 2,508,297 42,717,434
International Value Portfolio Class P * 1,943,405 42,051,327
Real Estate Portfolio Class P * 393,317 15,824,275
a
Total Affiliated Mutual Funds
    (Cost $1,326,454,969) 1,539,894,689
TOTAL INVESTMENTS - 100.0%
(Cost $1,326,454,969) 1,539,894,689
OTHER ASSETS & LIABILITIES, NET - (0.0%) (565,962)
NET ASSETS - 100.0% $ 1,539,328,727
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,539,894,689 $ 1,539,894,689 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 14,389,344 $ 184,715,141
Diversified Bond Portfolio Class P * 51,116,383 739,038,823
Floating Rate Income Portfolio Class P * 2,035,538 34,033,070
High Yield Bond Portfolio Class P * 14,643,875 172,819,380
Inflation Managed Portfolio Class P * 2,346,629 34,292,558
Intermediate Bond Portfolio Class P * 32,705,000 317,576,967
Managed Bond Portfolio Class P * 38,085,018 605,736,613
Short Duration Bond Portfolio Class P * 11,536,947 136,114,023
Emerging Markets Debt Portfolio Class P * 2,526,863 34,726,120
Equity Index Portfolio Class P * 1,743,812 271,889,963
Focused Growth Portfolio Class P * 3,333,902 244,868,525
Growth Portfolio Class P * 3,426,348 285,088,546
Large-Cap Core Portfolio Class P * 8,232,432 787,001,712
Large-Cap Growth Portfolio Class P * 16,206,883 547,073,086
Large-Cap Value Portfolio Class P * 8,321,893 372,502,005
Mid-Cap Equity Portfolio Class P * 1,552,432 72,233,821
Mid-Cap Growth Portfolio Class P * 6,980,153 219,208,416
Mid-Cap Value Portfolio Class P * 2,162,307 107,673,758
Small-Cap Equity Portfolio Class P * 1,319,329 56,912,491
Small-Cap Growth Portfolio Class P * 3,299,780 112,290,469
Small-Cap Index Portfolio Class P * 1,563,795 57,461,556
Small-Cap Value Portfolio Class P * 1,600,988 57,148,549
Value Portfolio Class P * 9,816,669 259,526,671
Value Advantage Portfolio Class P * 12,102,489 371,995,199
Emerging Markets Portfolio Class P * 5,075,228 103,114,945
International Growth Portfolio Class P * 32,938,989 340,325,704
International Large-Cap Portfolio Class P * 14,740,383 251,035,349
International Value Portfolio Class P * 10,805,297 233,804,621
Real Estate Portfolio Class P * 891,456 35,865,813
a
Total Affiliated Mutual Funds
    (Cost $5,642,787,525) 7,046,073,894
TOTAL INVESTMENTS - 100.0%
(Cost $5,642,787,525) 7,046,073,894
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,476,450)
NET ASSETS - 100.0% $ 7,043,597,444
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 7,046,073,894 $ 7,046,073,894 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 2,508,058 $ 32,195,793
Diversified Bond Portfolio Class P * 25,837,761 373,561,414
Floating Rate Income Portfolio Class P * 1,915,890 32,032,624
High Yield Bond Portfolio Class P * 11,026,252 130,126,079
Inflation Managed Portfolio Class P * 2,208,676 32,276,585
Intermediate Bond Portfolio Class P * 19,197,777 186,417,113
Managed Bond Portfolio Class P * 19,442,072 309,223,294
Short Duration Bond Portfolio Class P * 5,429,421 64,056,839
Emerging Markets Debt Portfolio Class P * 4,756,554 65,368,285
Equity Index Portfolio Class P * 1,662,790 259,257,177
Focused Growth Portfolio Class P * 2,676,254 196,565,603
Growth Portfolio Class P * 3,742,344 311,380,882
Large-Cap Core Portfolio Class P * 8,910,198 851,794,569
Large-Cap Growth Portfolio Class P * 17,247,030 582,183,860
Large-Cap Value Portfolio Class P * 9,771,604 437,393,516
Mid-Cap Equity Portfolio Class P * 1,607,155 74,780,054
Mid-Cap Growth Portfolio Class P * 6,459,730 202,864,757
Mid-Cap Value Portfolio Class P * 1,288,855 64,179,563
Small-Cap Equity Portfolio Class P * 1,629,689 70,300,675
Small-Cap Growth Portfolio Class P * 5,046,642 171,735,623
Small-Cap Index Portfolio Class P * 1,471,739 54,078,987
Small-Cap Value Portfolio Class P * 1,977,607 70,592,282
Value Portfolio Class P * 9,492,117 250,946,381
Value Advantage Portfolio Class P * 13,032,954 400,594,986
Emerging Markets Portfolio Class P * 11,146,081 226,458,303
International Growth Portfolio Class P * 41,768,369 431,550,871
International Large-Cap Portfolio Class P * 20,610,904 351,012,975
International Small-Cap Portfolio Class P * 1,715,060 32,968,355
International Value Portfolio Class P * 15,331,996 331,753,182
Real Estate Portfolio Class P * 1,678,010 67,511,088
a
Total Affiliated Mutual Funds
    (Cost $5,233,060,001) 6,665,161,715
TOTAL INVESTMENTS - 100.0%
(Cost $5,233,060,001) 6,665,161,715
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,327,030)
NET ASSETS - 100.0% $ 6,662,834,685
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,665,161,715 $ 6,665,161,715 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Diversified Bond Portfolio Class P * 1,947,213 $ 28,152,732
Floating Rate Income Portfolio Class P * 478,548 8,001,064
High Yield Bond Portfolio Class P * 688,520 8,125,559
Intermediate Bond Portfolio Class P * 744,072 7,225,199
Managed Bond Portfolio Class P * 1,315,207 20,918,176
Emerging Markets Debt Portfolio Class P * 594,037 8,163,725
Equity Index Portfolio Class P * 463,859 72,323,445
Focused Growth Portfolio Class P * 760,648 55,868,106
Growth Portfolio Class P * 1,113,745 92,668,867
Large-Cap Core Portfolio Class P * 2,427,825 232,094,566
Large-Cap Growth Portfolio Class P * 5,005,073 168,949,264
Large-Cap Value Portfolio Class P * 2,757,406 123,426,136
Mid-Cap Equity Portfolio Class P * 437,913 20,375,874
Mid-Cap Growth Portfolio Class P * 1,859,557 58,398,506
Mid-Cap Value Portfolio Class P * 643,841 32,060,565
Small-Cap Equity Portfolio Class P * 484,598 20,904,346
Small-Cap Growth Portfolio Class P * 1,187,816 40,421,016
Small-Cap Index Portfolio Class P * 482,483 17,728,804
Small-Cap Value Portfolio Class P * 823,284 29,387,802
Value Portfolio Class P * 2,370,836 62,678,618
Value Advantage Portfolio Class P * 3,720,267 114,350,137
Emerging Markets Portfolio Class P * 3,181,863 64,646,865
International Growth Portfolio Class P * 13,040,546 134,734,949
International Large-Cap Portfolio Class P * 6,929,982 118,020,713
International Small-Cap Portfolio Class P * 856,755 16,469,279
International Value Portfolio Class P * 4,689,064 101,461,789
Real Estate Portfolio Class P * 419,104 16,861,732
a
Total Affiliated Mutual Funds
    (Cost $1,281,128,806) 1,674,417,834
TOTAL INVESTMENTS - 100.0%
(Cost $1,281,128,806) 1,674,417,834
OTHER ASSETS & LIABILITIES, NET - (0.0%) (598,770)
NET ASSETS - 100.0% $ 1,673,819,064
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,674,417,834 $ 1,674,417,834 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 99.0%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
5.250% due 09/08/26  $ 100,000 $ 102,254
Celanese U.S. Holdings LLC
6.165% due 07/15/27  100,000 103,658
DuPont de Nemours, Inc.
4.493% due 11/15/25  50,000 49,928
Nutrien Ltd. (Canada)
5.200% due 06/21/27  110,000 112,843
368,683
Communications - 5.0%
Alphabet, Inc.
1.998% due 08/15/26  100,000 96,979
Amazon.com, Inc.
3.150% due 08/22/27  200,000 196,380
5.200% due 12/03/25  250,000 252,949
AT&T, Inc.
5.539% due 02/20/26  300,000 299,940
Baidu, Inc. (China)
3.625% due 07/06/27  50,000 49,302
Cisco Systems, Inc.
4.800% due 02/26/27  215,000 219,748
Comcast Corp.
5.250% due 11/07/25  100,000 101,108
Paramount Global
2.900% due 01/15/27  100,000 95,714
Sprint LLC
7.625% due 03/01/26  150,000 155,056
T-Mobile USA, Inc.
2.250% due 02/15/26  300,000 291,908
TCI Communications, Inc.
7.875% due 02/15/26  250,000 262,088
Verizon Communications, Inc.
1.450% due 03/20/26  250,000 239,870
Walt Disney Co.
3.375% due 11/15/26  250,000 246,939
2,507,981
Consumer, Cyclical - 7.5%
American Airlines Pass-Through Trust
Class AA
3.600% due 03/22/29  29,866 28,940
American Honda Finance Corp.
4.900% due 07/09/27  70,000 71,554
5.250% due 07/07/26  210,000 214,104
Darden Restaurants, Inc.
due 10/15/27 # 75,000 74,984
Ford Motor Credit Co. LLC
4.950% due 05/28/27  250,000 249,448
5.800% due 03/05/27  250,000 254,619
5.850% due 05/17/27  200,000 203,655
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 285,507
4.000% due 10/06/26  250,000 248,058
Hasbro, Inc.
3.500% due 09/15/27  50,000 48,710
Home Depot, Inc.
4.875% due 06/25/27  85,000 87,225
Magna International, Inc. (Canada)
5.980% due 03/21/26  125,000 125,041
a
Principal
Amount Value
Marriott International, Inc.
5.450% due 09/15/26  $ 85,000 $ 87,131
McDonald's Corp.
3.700% due 01/30/26  100,000 99,436
PACCAR Financial Corp.
4.450% due 08/06/27  165,000 167,635
Sands China Ltd. (Macau)
3.800% due 01/08/26  300,000 295,163
Starbucks Corp.
4.850% due 02/08/27  250,000 254,009
Tapestry, Inc.
7.050% due 11/27/25  50,000 51,009
TJX Cos., Inc.
2.250% due 09/15/26  50,000 48,417
Toyota Motor Credit Corp.
1.125% due 06/18/26  250,000 238,475
5.000% due 08/14/26  200,000 203,724
5.400% due 11/10/25  100,000 101,392
Walmart, Inc.
4.000% due 04/15/26  135,000 135,432
Warnermedia Holdings, Inc.
3.755% due 03/15/27  200,000 193,431
3,767,099
Consumer, Non-Cyclical - 13.5%
AbbVie, Inc.
3.200% due 05/14/26  100,000 98,755
4.800% due 03/15/27  210,000 214,102
Agilent Technologies, Inc.
4.200% due 09/09/27  250,000 250,753
Amgen, Inc.
2.600% due 08/19/26  200,000 194,561
AstraZeneca PLC (United Kingdom)
3.375% due 11/16/25  200,000 198,468
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  150,000 144,174
Baxter International, Inc.
2.600% due 08/15/26  100,000 96,944
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 122,025
Bristol-Myers Squibb Co.
3.250% due 02/27/27  200,000 197,013
Cigna Group
1.250% due 03/15/26  150,000 143,537
4.125% due 11/15/25  100,000 99,715
CommonSpirit Health
1.547% due 10/01/25  250,000 241,237
Conopco, Inc.
7.250% due 12/15/26  250,000 266,964
Constellation Brands, Inc.
4.400% due 11/15/25  100,000 99,923
CVS Health Corp.
1.300% due 08/21/27  150,000 137,842
2.875% due 06/01/26  150,000 146,432
Elevance Health, Inc.
4.900% due 02/08/26  100,000 99,978
Eli Lilly & Co.
4.150% due 08/14/27  70,000 70,667
4.500% due 02/09/27  50,000 50,694
Flowers Foods, Inc.
3.500% due 10/01/26  150,000 147,509
GE HealthCare Technologies, Inc.
5.600% due 11/15/25  100,000 101,103

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
General Mills, Inc.
4.700% due 01/30/27  $ 75,000 $ 75,928
Gilead Sciences, Inc.
3.650% due 03/01/26  250,000 248,069
Global Payments, Inc.
1.200% due 03/01/26  100,000 95,606
HCA, Inc.
4.500% due 02/15/27  250,000 250,361
Humana, Inc.
1.350% due 02/03/27  150,000 140,213
Illumina, Inc.
4.650% due 09/09/26  55,000 55,376
Johnson & Johnson
0.950% due 09/01/27  50,000 46,355
2.950% due 03/03/27  150,000 147,475
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 147,066
Kraft Heinz Foods Co.
3.000% due 06/01/26  100,000 97,985
Kroger Co.
4.600% due 08/15/27  75,000 75,659
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 49,073
McKesson Corp.
0.900% due 12/03/25  100,000 96,184
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25  100,000 98,874
PayPal Holdings, Inc.
2.650% due 10/01/26  100,000 97,441
PeaceHealth Obligated Group
1.375% due 11/15/25  250,000 240,755
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 101,645
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  230,000 231,536
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 49,008
4.875% due 02/13/26  135,000 136,373
Procter & Gamble Co.
0.550% due 10/29/25  100,000 96,473
4.100% due 01/26/26  50,000 50,228
S&P Global, Inc.
2.450% due 03/01/27  100,000 96,474
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  100,000 98,478
Sysco Corp.
3.750% due 10/01/25  100,000 99,328
Thermo Fisher Scientific, Inc.
4.953% due 08/10/26  100,000 101,736
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 147,138
UnitedHealth Group, Inc.
4.750% due 07/15/26  85,000 86,295
5.150% due 10/15/25  205,000 207,150
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  91,000 90,141
Zoetis, Inc.
5.400% due 11/14/25  100,000 100,974
6,777,793
Energy - 5.8%
BP Capital Markets America, Inc.
3.410% due 02/11/26  250,000 248,000
a
Principal
Amount Value
Chevron Corp.
2.954% due 05/16/26  $ 200,000 $ 197,150
Enbridge, Inc. (Canada)
4.250% due 12/01/26  250,000 249,807
Energy Transfer LP
3.900% due 07/15/26  250,000 247,766
Enterprise Products Operating LLC
4.600% due 01/11/27  150,000 151,937
Exxon Mobil Corp.
2.275% due 08/16/26  150,000 145,879
HF Sinclair Corp.
5.875% due 04/01/26  239,000 242,484
MPLX LP
1.750% due 03/01/26  250,000 240,843
Occidental Petroleum Corp.
5.000% due 08/01/27  90,000 91,309
Phillips 66 Co.
3.550% due 10/01/26  150,000 148,095
Pioneer Natural Resources Co.
5.100% due 03/29/26  140,000 142,035
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  250,000 253,323
Shell International Finance BV
2.500% due 09/12/26  100,000 97,042
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 50,000 50,395
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  150,000 158,684
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/26  250,000 258,647
2,923,396
Financial - 47.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  250,000 258,939
Air Lease Corp.
2.875% due 01/15/26  100,000 97,981
5.300% due 06/25/26  85,000 86,417
American Express Co.
4.200% due 11/06/25  200,000 200,047
5.098% due 02/16/28  80,000 81,545
5.645% due 04/23/27  250,000 254,865
American Tower Corp.
3.375% due 10/15/26  350,000 344,017
Aon North America, Inc.
5.125% due 03/01/27  95,000 97,212
ARES Capital Corp.
2.150% due 07/15/26  150,000 142,615
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  100,000 101,679
4.900% due 07/16/27  250,000 256,607
AvalonBay Communities, Inc.
2.950% due 05/11/26  100,000 98,078
Banco Santander SA (Spain)
1.849% due 03/25/26  200,000 192,351
4.175% due 03/24/28  200,000 198,136
5.365% due 07/15/28  200,000 204,763
Bank of America Corp.
3.824% due 01/20/28  500,000 494,644
5.080% due 01/20/27  500,000 504,196
5.933% due 09/15/27  150,000 154,513

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bank of America NA
5.526% due 08/18/26  $ 150,000 $ 154,091
Bank of Montreal (Canada)
5.266% due 12/11/26  50,000 51,205
5.370% due 06/04/27  250,000 258,622
Bank of New York Mellon Corp.
4.890% due 07/21/28  100,000 101,875
4.947% due 04/26/27  150,000 151,487
Bank of Nova Scotia (Canada)
1.350% due 06/24/26  200,000 191,138
4.404% due 09/08/28  150,000 150,547
5.400% due 06/04/27  125,000 128,928
Barclays PLC (United Kingdom)
5.200% due 05/12/26  50,000 50,332
5.674% due 03/12/28  225,000 231,197
5.829% due 05/09/27  265,000 270,103
Berkshire Hathaway, Inc.
3.125% due 03/15/26  100,000 98,824
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 56,082
Blackstone Private Credit Fund
3.250% due 03/15/27  200,000 190,643
4.950% due 09/26/27 ~ 110,000 109,048
Boston Properties LP
3.650% due 02/01/26  200,000 197,093
Canadian Imperial Bank of Commerce
(Canada)
4.508% due 09/11/27  190,000 191,036
5.237% due 06/28/27  200,000 205,532
Capital One Financial Corp.
3.650% due 05/11/27  150,000 147,473
7.149% due 10/29/27  100,000 105,424
Charles Schwab Corp.
0.900% due 03/11/26  250,000 238,247
Citibank NA
4.929% due 08/06/26  250,000 253,806
5.438% due 04/30/26  250,000 254,955
5.488% due 12/04/26  185,000 190,392
Citigroup, Inc.
1.122% due 01/28/27  200,000 191,377
3.887% due 01/10/28  250,000 247,531
4.658% due 05/24/28  150,000 151,296
Citizens Bank NA
4.575% due 08/09/28  50,000 49,959
Commonwealth Bank of Australia (Australia)
5.316% due 03/13/26  150,000 152,841
Cooperatieve Rabobank UA (Netherlands)
5.041% due 03/05/27  250,000 255,881
Crown Castle, Inc.
1.050% due 07/15/26  150,000 141,554
3.650% due 09/01/27  50,000 49,021
Deutsche Bank AG (Germany)
4.100% due 01/13/26  350,000 347,043
Discover Financial Services
4.500% due 01/30/26  200,000 199,827
EPR Properties
4.750% due 12/15/26  100,000 99,644
Equinix, Inc.
1.450% due 05/15/26  200,000 191,147
Fifth Third Bank NA
2.250% due 02/01/27  150,000 143,309
FS KKR Capital Corp.
3.250% due 07/15/27  50,000 47,371
a
Principal
Amount Value
Goldman Sachs Bank USA
5.414% due 05/21/27  $ 170,000 $ 172,801
Goldman Sachs Group, Inc.
3.615% due 03/15/28  500,000 492,003
3.750% due 02/25/26  50,000 49,695
4.250% due 10/21/25  250,000 249,136
4.482% due 08/23/28  150,000 150,819
Highwoods Realty LP
3.875% due 03/01/27  150,000 146,724
HSBC Holdings PLC (United Kingdom)
4.755% due 06/09/28  200,000 201,473
5.210% due 08/11/28  50,000 51,028
5.597% due 05/17/28  215,000 221,067
5.887% due 08/14/27  150,000 154,123
HSBC USA, Inc.
5.294% due 03/04/27  200,000 205,034
ING Groep NV (Netherlands)
4.017% due 03/28/28  150,000 148,935
Intercontinental Exchange, Inc.
4.000% due 09/15/27  50,000 50,014
JPMorgan Chase & Co.
3.540% due 05/01/28  250,000 245,520
3.782% due 02/01/28  800,000 791,353
4.851% due 07/25/28  300,000 305,291
4.979% due 07/22/28  45,000 45,885
5.040% due 01/23/28  50,000 50,843
5.571% due 04/22/28  120,000 123,744
7.625% due 10/15/26  100,000 106,776
JPMorgan Chase Bank NA
5.110% due 12/08/26  150,000 153,418
KeyBank NA
4.700% due 01/26/26  200,000 200,323
Kimco Realty OP LLC
2.800% due 10/01/26  150,000 145,582
Kite Realty Group LP
4.000% due 10/01/26  150,000 148,068
Lloyds Banking Group PLC (United
Kingdom)
4.650% due 03/24/26  200,000 199,700
5.985% due 08/07/27  175,000 179,682
Main Street Capital Corp.
6.500% due 06/04/27  25,000 25,563
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  250,000 249,883
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  100,000 99,801
Mastercard, Inc.
2.950% due 11/21/26  100,000 98,160
Mitsubishi UFJ Financial Group, Inc.
(Japan)
4.080% due 04/19/28  250,000 248,769
5.017% due 07/20/28  150,000 153,098
Mizuho Financial Group, Inc. (Japan)
2.839% due 09/13/26  150,000 146,356
Morgan Stanley
3.875% due 01/27/26  250,000 248,980
5.050% due 01/28/27  300,000 302,861
5.652% due 04/13/28  155,000 160,037
Morgan Stanley Bank NA
4.952% due 01/14/28  515,000 522,837
5.504% due 05/26/28  250,000 257,921
National Australia Bank Ltd. (Australia)
2.500% due 07/12/26  250,000 243,790

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  $ 200,000 $ 193,301
5.847% due 03/02/27  150,000 152,693
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  250,000 238,194
Northern Trust Corp.
3.950% due 10/30/25  50,000 49,825
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,978
PNC Financial Services Group, Inc.
1.150% due 08/13/26  250,000 236,768
5.300% due 01/21/28  75,000 76,761
Principal Financial Group, Inc.
3.100% due 11/15/26  100,000 97,773
Prologis LP
3.250% due 10/01/26  150,000 147,731
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 49,378
Realty Income Corp.
3.000% due 01/15/27  150,000 146,077
Royal Bank of Canada (Canada)
4.650% due 01/27/26  100,000 100,218
4.875% due 01/12/26  100,000 100,997
4.875% due 01/19/27  165,000 168,109
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 142,217
6.124% due 05/31/27  50,000 51,088
Simon Property Group LP
3.250% due 11/30/26  250,000 245,702
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.402% due 09/17/26  500,000 474,130
3.010% due 10/19/26  150,000 146,449
Synchrony Financial
3.700% due 08/04/26  100,000 98,197
Toronto-Dominion Bank (Canada)
5.264% due 12/11/26  130,000 133,275
5.532% due 07/17/26  300,000 307,848
Truist Financial Corp.
6.047% due 06/08/27  115,000 118,044
U.S. Bancorp
4.548% due 07/22/28  100,000 100,807
6.787% due 10/26/27  200,000 210,060
UBS AG (Switzerland)
1.250% due 08/07/26  300,000 284,892
Visa, Inc.
2.750% due 09/15/27  100,000 97,261
3.150% due 12/14/25  100,000 98,984
Wachovia Corp.
7.574% due 08/01/26  500,000 527,221
Wells Fargo & Co.
3.000% due 10/23/26  200,000 195,523
4.808% due 07/25/28  300,000 303,571
5.707% due 04/22/28  190,000 196,224
Wells Fargo Bank NA
5.254% due 12/11/26  200,000 205,066
Westpac Banking Corp. (Australia)
2.850% due 05/13/26  100,000 98,180
5.200% due 04/16/26  200,000 203,642
23,808,763
Industrial - 6.5%
Amphenol Corp.
5.050% due 04/05/27  55,000 56,314
a
Principal
Amount Value
Boeing Co.
2.250% due 06/15/26  $ 250,000 $ 238,750
5.040% due 05/01/27  250,000 250,817
Caterpillar Financial Services Corp.
1.100% due 09/14/27  50,000 46,262
4.450% due 10/16/26  145,000 146,740
5.000% due 05/14/27  100,000 102,801
CNH Industrial Capital LLC
1.875% due 01/15/26  150,000 145,167
Eaton Corp.
3.103% due 09/15/27  50,000 48,846
GATX Corp.
5.400% due 03/15/27  80,000 82,139
General Dynamics Corp.
2.125% due 08/15/26  50,000 48,427
Honeywell International, Inc.
4.650% due 07/30/27  100,000 102,030
John Deere Capital Corp.
1.050% due 06/17/26  350,000 333,719
4.200% due 07/15/27  125,000 126,059
Lockheed Martin Corp.
3.550% due 01/15/26  100,000 99,334
Owens Corning
5.500% due 06/15/27  70,000 72,293
Regal Rexnord Corp.
6.050% due 02/15/26  150,000 152,378
RTX Corp.
2.650% due 11/01/26  250,000 242,802
Ryder System, Inc.
5.300% due 03/15/27  110,000 112,582
Sonoco Products Co.
4.450% due 09/01/26  75,000 75,053
Stanley Black & Decker, Inc.
6.272% due 03/06/26  250,000 250,110
Tyco Electronics Group SA
3.125% due 08/15/27  50,000 48,811
Union Pacific Corp.
2.750% due 03/01/26  200,000 196,371
Waste Management, Inc.
4.950% due 07/03/27  115,000 118,125
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  150,000 147,405
3,243,335
Technology - 7.4%
Adobe, Inc.
4.850% due 04/04/27  80,000 81,940
Apple, Inc.
2.050% due 09/11/26  500,000 484,104
2.450% due 08/04/26  100,000 97,632
2.900% due 09/12/27  50,000 48,889
Applied Materials, Inc.
3.900% due 10/01/25  50,000 49,816
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  100,000 99,346
Broadcom, Inc.
5.050% due 07/12/27  125,000 127,782
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  100,000 98,486
Dell International LLC/EMC Corp.
6.020% due 06/15/26  221,000 226,395
Fiserv, Inc.
5.150% due 03/15/27  165,000 168,742

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  $ 25,000 $ 25,032
4.450% due 09/25/26  25,000 25,063
4.900% due 10/15/25  100,000 100,108
Intel Corp.
3.150% due 05/11/27  150,000 145,012
3.750% due 08/05/27  100,000 98,049
International Business Machines Corp.
3.300% due 05/15/26  350,000 345,431
6.220% due 08/01/27  100,000 105,938
Microsoft Corp.
3.300% due 02/06/27  500,000 495,596
NXP BV/NXP Funding LLC (China)
5.350% due 03/01/26  200,000 202,032
Oracle Corp.
2.650% due 07/15/26  350,000 340,331
Skyworks Solutions, Inc.
1.800% due 06/01/26  50,000 47,789
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  200,000 190,203
VMware LLC
3.900% due 08/21/27  100,000 98,983
3,702,699
Utilities - 5.3%
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  150,000 146,249
Cleco Corporate Holdings LLC
3.743% due 05/01/26  50,000 49,233
CMS Energy Corp.
3.000% due 05/15/26  125,000 122,057
Duke Energy Corp.
4.850% due 01/05/27  110,000 111,794
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  150,000 147,187
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 145,180
Evergy Kansas Central, Inc.
2.550% due 07/01/26  100,000 97,485
Eversource Energy
5.000% due 01/01/27  85,000 86,374
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,153
National Rural Utilities Cooperative Finance
Corp.
4.800% due 02/05/27  150,000 152,796
NextEra Energy Capital Holdings, Inc.
4.950% due 01/29/26  260,000 262,713
Pacific Gas & Electric Co.
2.950% due 03/01/26  350,000 341,717
Southern California Edison Co.
1.200% due 02/01/26  200,000 191,806
Southern California Gas Co.
2.600% due 06/15/26  150,000 146,432
Southern Power Co.
0.900% due 01/15/26  250,000 239,245
Virginia Electric & Power Co.
2.950% due 11/15/26  250,000 244,551
WEC Energy Group, Inc.
5.600% due 09/12/26  40,000 41,032
a
Principal
Amount Value
Xcel Energy, Inc.
3.350% due 12/01/26  $ 100,000 $ 98,037
2,673,041
Total Corporate Bonds & Notes
    (Cost $48,940,585) 49,772,790
Shares
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.192% 969,263 969,263
a
Total Short-Term Investments
(Cost $969,263) 969,263
TOTAL INVESTMENTS - 100.9%
(Cost $49,909,848) 50,742,053
OTHER ASSETS & LIABILITIES, NET - (0.9%) (432,610)
NET ASSETS - 100.0% $ 50,309,443

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 49,772,790 $ – $ 49,772,790 $ –
Short-Term Investments 969,263 969,263 – –
Total $ 50,742,053 $ 969,263 $ 49,772,790 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 26.3%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 103,368
4.850% due 02/08/34  300,000 309,467
Albemarle Corp.
5.050% due 06/01/32  100,000 100,101
5.450% due 12/01/44  50,000 47,484
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 212,348
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43  500,000 501,790
Celanese U.S. Holdings LLC
1.400% due 08/05/26  25,000 23,602
6.165% due 07/15/27  250,000 259,144
6.350% due 11/15/28  180,000 190,128
Dow Chemical Co.
2.100% due 11/15/30  250,000 222,166
3.600% due 11/15/50  250,000 188,511
4.250% due 10/01/34  141,000 136,657
4.800% due 05/15/49  65,000 59,507
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 152,931
5.319% due 11/15/38  39,000 42,493
5.419% due 11/15/48  75,000 83,018
Eastman Chemical Co.
4.650% due 10/15/44  50,000 45,396
4.800% due 09/01/42  100,000 93,483
Ecolab, Inc.
1.650% due 02/01/27  100,000 95,089
2.125% due 02/01/32  100,000 87,007
2.700% due 12/15/51  100,000 67,334
EIDP, Inc.
4.800% due 05/15/33  200,000 202,960
Freeport-McMoRan, Inc.
4.125% due 03/01/28  150,000 149,012
4.625% due 08/01/30  100,000 99,975
5.450% due 03/15/43  100,000 100,526
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 125,329
Huntsman International LLC
4.500% due 05/01/29  45,000 44,206
5.700% due 10/15/34  40,000 39,695
International Paper Co.
4.350% due 08/15/48  54,000 47,154
6.000% due 11/15/41  200,000 218,069
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 108,561
Linde, Inc.
1.100% due 08/10/30  50,000 42,571
2.000% due 08/10/50  30,000 17,592
4.700% due 12/05/25  100,000 100,735
LYB International Finance III LLC
1.250% due 10/01/25  20,000 19,340
2.250% due 10/01/30  25,000 22,154
3.375% due 10/01/40  30,000 23,689
3.625% due 04/01/51  40,000 29,839
3.800% due 10/01/60  30,000 22,144
4.200% due 05/01/50  300,000 246,607
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 65,421
Mosaic Co.
5.450% due 11/15/33  163,000 168,531
a
Principal
Amount Value
NewMarket Corp.
2.700% due 03/18/31  $ 100,000 $ 87,871
Newmont Corp.
2.250% due 10/01/30  65,000 58,275
2.600% due 07/15/32  100,000 88,726
5.875% due 04/01/35  100,000 109,493
Nucor Corp.
2.979% due 12/15/55  25,000 16,397
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 46,538
4.200% due 04/01/29  55,000 54,851
5.250% due 01/15/45  139,000 136,573
5.950% due 11/07/25  35,000 35,558
PPG Industries, Inc.
1.200% due 03/15/26  70,000 66,896
2.800% due 08/15/29  50,000 46,743
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 33,906
7.125% due 07/15/28  50,000 55,107
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 196,422
RPM International, Inc.
5.250% due 06/01/45  50,000 48,851
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 59,014
3.950% due 01/15/26  150,000 149,070
4.000% due 12/15/42  50,000 42,733
4.500% due 06/01/47  29,000 26,476
4.550% due 03/01/28  100,000 101,362
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 146,566
7.500% due 07/27/35  50,000 59,514
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,255
3.250% due 01/15/31  40,000 36,988
3.250% due 10/15/50  20,000 14,086
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 36,640
3.125% due 01/15/32  40,000 34,786
3.750% due 01/15/31  125,000 115,267
Suzano International Finance BV (Brazil)
5.500% due 01/17/27  50,000 50,954
Vale Overseas Ltd. (Brazil)
6.125% due 06/12/33  250,000 264,913
6.875% due 11/21/36  150,000 167,747
Westlake Corp.
4.375% due 11/15/47  100,000 86,489
7,399,201
Communications - 2.2%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 259,096
3.150% due 02/09/51  350,000 250,822
Alphabet, Inc.
0.800% due 08/15/27  150,000 138,959
1.900% due 08/15/40  150,000 107,189
1.998% due 08/15/26  200,000 193,959
2.250% due 08/15/60  150,000 92,675
Amazon.com, Inc.
1.000% due 05/12/26  100,000 95,655
1.500% due 06/03/30  85,000 74,395
1.650% due 05/12/28  100,000 92,649
2.100% due 05/12/31  100,000 88,560
2.500% due 06/03/50  40,000 26,459

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.875% due 05/12/41  $ 100,000 $ 79,662
3.100% due 05/12/51  100,000 74,350
3.250% due 05/12/61  100,000 72,550
3.300% due 04/13/27  150,000 148,109
3.600% due 04/13/32  200,000 193,359
3.875% due 08/22/37  195,000 183,474
3.950% due 04/13/52  150,000 130,560
4.050% due 08/22/47  70,000 63,047
4.100% due 04/13/62  100,000 86,414
4.250% due 08/22/57  100,000 90,595
4.550% due 12/01/27  100,000 102,108
4.600% due 12/01/25  100,000 100,708
4.700% due 12/01/32  100,000 103,992
5.200% due 12/03/25  50,000 50,590
America Movil SAB de CV (Mexico)
2.875% due 05/07/30  200,000 184,757
6.375% due 03/01/35  125,000 140,306
AT&T, Inc.
1.650% due 02/01/28  300,000 276,625
2.250% due 02/01/32  165,000 141,673
2.750% due 06/01/31  100,000 90,442
3.500% due 06/01/41  200,000 163,778
3.500% due 09/15/53  247,000 181,610
3.550% due 09/15/55  433,000 316,995
3.650% due 06/01/51  350,000 268,597
3.650% due 09/15/59  221,000 160,484
3.800% due 12/01/57  200,000 151,552
3.850% due 06/01/60  45,000 34,101
4.250% due 03/01/27  100,000 100,314
4.300% due 12/15/42  393,000 350,480
4.350% due 03/01/29  150,000 150,945
4.350% due 06/15/45  177,000 156,447
4.500% due 05/15/35  90,000 87,676
4.550% due 03/09/49  100,000 90,315
4.850% due 03/01/39  70,000 68,637
5.350% due 09/01/40  161,000 163,363
5.400% due 02/15/34  150,000 157,452
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 188,555
2.375% due 08/23/31  200,000 174,497
Bell Telephone Co. of Canada or Bell
Canada (Canada)
2.150% due 02/15/32  40,000 33,944
3.200% due 02/15/52  20,000 14,120
3.650% due 08/15/52  70,000 54,021
4.464% due 04/01/48  65,000 57,685
5.200% due 02/15/34  100,000 102,881
Booking Holdings, Inc.
3.600% due 06/01/26  50,000 49,697
4.625% due 04/13/30  200,000 204,795
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 205,573
9.625% due 12/15/30  50,000 63,156
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  60,000 42,176
3.750% due 02/15/28  100,000 96,005
3.900% due 06/01/52  175,000 114,819
4.200% due 03/15/28  200,000 194,491
4.400% due 12/01/61  100,000 68,071
4.800% due 03/01/50  350,000 268,124
a
Principal
Amount Value
5.125% due 07/01/49  $ 100,000 $ 80,410
5.375% due 05/01/47  50,000 42,007
6.150% due 11/10/26  120,000 123,371
6.384% due 10/23/35  70,000 71,506
6.484% due 10/23/45  165,000 159,264
6.650% due 02/01/34  250,000 261,797
6.834% due 10/23/55  50,000 49,965
Cisco Systems, Inc.
2.950% due 02/28/26  50,000 49,357
4.800% due 02/26/27  125,000 127,760
4.850% due 02/26/29  100,000 103,453
4.900% due 02/26/26  250,000 253,598
5.050% due 02/26/34  200,000 210,117
Comcast Corp.
1.950% due 01/15/31  140,000 121,596
2.350% due 01/15/27  40,000 38,567
2.450% due 08/15/52  100,000 61,054
2.800% due 01/15/51  55,000 36,534
2.887% due 11/01/51  350,000 235,410
2.987% due 11/01/63  101,000 64,166
3.300% due 02/01/27  100,000 98,457
3.400% due 07/15/46  55,000 42,591
3.750% due 04/01/40  155,000 134,256
3.999% due 11/01/49  211,000 176,360
4.000% due 08/15/47  100,000 84,219
4.049% due 11/01/52  97,000 80,695
4.150% due 10/15/28  95,000 95,175
4.250% due 10/15/30  420,000 419,402
4.400% due 08/15/35  77,000 75,097
4.600% due 10/15/38  85,000 82,661
4.750% due 03/01/44  300,000 286,209
4.800% due 05/15/33  200,000 204,018
4.950% due 10/15/58  80,000 76,990
5.300% due 06/01/34  150,000 158,080
5.350% due 11/15/27  65,000 67,633
5.500% due 05/15/64  200,000 206,966
5.650% due 06/01/54  85,000 90,841
Corning, Inc.
4.375% due 11/15/57  100,000 85,207
4.700% due 03/15/37  50,000 48,971
5.350% due 11/15/48  100,000 100,803
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 223,448
Discovery Communications LLC
3.625% due 05/15/30  250,000 225,300
3.950% due 03/20/28  60,000 57,160
eBay, Inc.
2.700% due 03/11/30  100,000 92,236
3.600% due 06/05/27  50,000 49,450
5.900% due 11/22/25  70,000 71,046
Expedia Group, Inc.
3.800% due 02/15/28  250,000 245,370
Fox Corp.
5.576% due 01/25/49  200,000 197,221
Interpublic Group of Cos., Inc.
2.400% due 03/01/31  100,000 87,689
3.375% due 03/01/41  70,000 54,494
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 171,238
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 96,472

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Meta Platforms, Inc.
3.500% due 08/15/27  $ 200,000 $ 198,413
4.600% due 05/15/28  200,000 205,192
4.750% due 08/15/34  135,000 137,847
4.950% due 05/15/33  100,000 105,013
5.400% due 08/15/54  85,000 89,118
5.750% due 05/15/63  100,000 109,702
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 89,524
4.600% due 02/23/28  100,000 101,068
Netflix, Inc.
4.900% due 08/15/34  40,000 41,390
5.875% due 11/15/28  250,000 266,504
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 88,714
5.300% due 11/01/34  100,000 104,097
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  50,000 49,430
Orange SA (France)
5.375% due 01/13/42  150,000 152,073
9.000% due 03/01/31  50,000 61,881
Paramount Global
2.900% due 01/15/27  27,000 25,843
3.375% due 02/15/28  55,000 51,809
4.200% due 05/19/32  300,000 266,114
4.375% due 03/15/43  70,000 51,820
5.900% due 10/15/40  50,000 44,401
6.875% due 04/30/36  100,000 101,369
7.875% due 07/30/30  100,000 109,257
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 63,323
3.800% due 03/15/32  65,000 60,344
4.300% due 02/15/48  85,000 71,412
4.350% due 05/01/49  75,000 63,406
4.500% due 03/15/43  25,000 22,203
4.550% due 03/15/52  100,000 86,672
5.000% due 02/15/29  190,000 193,950
5.000% due 03/15/44  100,000 95,017
Sprint LLC
7.625% due 03/01/26  300,000 310,113
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 43,157
2.400% due 03/15/29  25,000 23,035
2.700% due 03/15/32  55,000 48,527
3.000% due 02/15/41  20,000 15,369
3.300% due 02/15/51  50,000 36,326
3.400% due 10/15/52  150,000 109,886
3.600% due 11/15/60  220,000 160,068
3.750% due 04/15/27  500,000 494,074
3.875% due 04/15/30  300,000 291,819
4.500% due 04/15/50  200,000 178,019
4.800% due 07/15/28  200,000 203,861
4.950% due 03/15/28  60,000 61,388
5.050% due 07/15/33  160,000 164,073
5.150% due 04/15/34  50,000 51,528
5.200% due 01/15/33  130,000 134,758
5.650% due 01/15/53  65,000 68,407
5.800% due 09/15/62  95,000 100,914
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47  150,000 142,381
7.045% due 06/20/36  150,000 172,892
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 294,353
a
Principal
Amount Value
TELUS Corp. (Canada)
3.400% due 05/13/32  $ 50,000 $ 45,823
4.600% due 11/16/48  100,000 88,246
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43  150,000 155,106
5.850% due 04/15/40  25,000 26,764
Time Warner Cable LLC
5.875% due 11/15/40  150,000 136,093
6.550% due 05/01/37  100,000 99,023
6.750% due 06/15/39  50,000 50,096
7.300% due 07/01/38  150,000 157,646
VeriSign, Inc.
2.700% due 06/15/31  80,000 69,987
Verizon Communications, Inc.
0.850% due 11/20/25  100,000 96,117
1.450% due 03/20/26  40,000 38,379
1.500% due 09/18/30  90,000 77,243
1.750% due 01/20/31  100,000 85,334
2.100% due 03/22/28  60,000 55,995
2.355% due 03/15/32  500,000 430,920
2.550% due 03/21/31  140,000 125,055
2.650% due 11/20/40  450,000 331,770
2.850% due 09/03/41  45,000 33,866
2.875% due 11/20/50  100,000 67,886
2.987% due 10/30/56  383,000 251,436
3.000% due 11/20/60  90,000 58,146
3.400% due 03/22/41  580,000 473,962
3.550% due 03/22/51  55,000 42,624
3.700% due 03/22/61  45,000 34,090
4.000% due 03/22/50  250,000 208,485
4.272% due 01/15/36  57,000 54,497
4.329% due 09/21/28  250,000 251,416
5.500% due 02/23/54  90,000 94,418
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59  100,000 93,204
5.750% due 06/28/54  300,000 310,797
6.150% due 02/27/37  150,000 165,372
7.875% due 02/15/30  5,000 5,850
Walt Disney Co.
1.750% due 01/13/26  70,000 68,039
2.000% due 09/01/29  35,000 31,829
2.650% due 01/13/31  310,000 283,062
2.750% due 09/01/49  45,000 30,678
3.375% due 11/15/26  200,000 197,551
3.600% due 01/13/51  200,000 159,975
4.700% due 03/23/50  250,000 242,842
5.400% due 10/01/43  100,000 105,015
6.400% due 12/15/35  39,000 44,816
6.650% due 11/15/37  150,000 177,333
Weibo Corp. (China)
3.375% due 07/08/30  200,000 183,831
26,497,253
Consumer, Cyclical - 1.6%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  97,800 92,796
American Honda Finance Corp.
2.000% due 03/24/28  45,000 41,897
2.250% due 01/12/29  150,000 138,767
4.900% due 03/12/27  100,000 101,994
4.900% due 03/13/29  100,000 102,633
5.050% due 07/10/31  350,000 360,415

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Aptiv PLC
3.100% due 12/01/51  $ 200,000 $ 127,252
4.400% due 10/01/46  100,000 82,399
AutoNation, Inc.
4.500% due 10/01/25  100,000 99,623
AutoZone, Inc.
1.650% due 01/15/31  85,000 71,769
3.750% due 06/01/27  100,000 98,867
4.750% due 02/01/33  65,000 65,083
5.400% due 07/15/34  180,000 186,843
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 50,220
BorgWarner, Inc.
2.650% due 07/01/27  25,000 24,026
Brunswick Corp.
5.850% due 03/18/29  70,000 72,289
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 23,743
5.850% due 08/01/34  65,000 67,061
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 187,635
1.750% due 04/20/32  200,000 170,428
Cummins, Inc.
1.500% due 09/01/30  100,000 86,606
2.600% due 09/01/50  100,000 65,171
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 128,609
Delta Air Lines Pass-Through Trust
Class AA
2.000% due 12/10/29  38,041 35,588
Dollar General Corp.
3.875% due 04/15/27  50,000 49,352
4.150% due 11/01/25  25,000 24,847
5.200% due 07/05/28  140,000 143,049
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 86,055
4.200% due 05/15/28  45,000 44,450
DR Horton, Inc.
1.300% due 10/15/26  85,000 80,440
Ford Motor Credit Co. LLC
5.125% due 11/05/26  200,000 201,041
5.303% due 09/06/29  200,000 199,163
5.800% due 03/05/27  200,000 203,695
5.800% due 03/08/29  250,000 254,205
6.050% due 03/05/31  200,000 205,368
6.798% due 11/07/28  200,000 211,238
7.122% due 11/07/33  230,000 248,736
General Motors Co.
4.200% due 10/01/27  50,000 49,585
5.400% due 10/15/29  250,000 256,391
5.400% due 04/01/48  50,000 46,002
6.125% due 10/01/25  250,000 252,451
6.250% due 10/02/43  100,000 102,677
6.750% due 04/01/46  25,000 27,230
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 479,929
2.700% due 06/10/31  100,000 86,223
4.000% due 10/06/26  50,000 49,612
4.300% due 04/06/29  100,000 97,924
4.900% due 10/06/29  100,000 100,144
5.000% due 04/09/27  60,000 60,674
5.400% due 04/06/26  75,000 75,939
5.550% due 07/15/29  45,000 46,422
a
Principal
Amount Value
5.600% due 06/18/31  $ 65,000 $ 66,775
5.800% due 06/23/28  250,000 259,474
5.950% due 04/04/34  45,000 46,590
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,226
3.900% due 11/19/29  100,000 96,482
Home Depot, Inc.
1.375% due 03/15/31  300,000 252,689
2.125% due 09/15/26  100,000 96,718
2.375% due 03/15/51  200,000 125,654
2.700% due 04/15/30  300,000 279,171
3.000% due 04/01/26  25,000 24,658
3.250% due 04/15/32  65,000 60,845
3.500% due 09/15/56  55,000 42,367
3.625% due 04/15/52  250,000 201,319
3.900% due 12/06/28  40,000 39,906
4.200% due 04/01/43  300,000 274,226
4.500% due 12/06/48  100,000 93,586
4.750% due 06/25/29  70,000 72,175
4.875% due 06/25/27  50,000 51,309
4.950% due 06/25/34  55,000 57,201
5.300% due 06/25/54  30,000 31,553
5.875% due 12/16/36  75,000 83,897
Hyatt Hotels Corp.
4.850% due 03/15/26  25,000 25,062
5.750% due 01/30/27  95,000 97,353
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  11,565 11,125
Las Vegas Sands Corp.
3.500% due 08/18/26  500,000 489,759
Lear Corp.
2.600% due 01/15/32  100,000 85,340
3.550% due 01/15/52  100,000 70,300
LKQ Corp.
5.750% due 06/15/28  300,000 311,459
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 18,159
1.700% due 09/15/28  25,000 22,783
1.700% due 10/15/30  20,000 17,213
2.625% due 04/01/31  100,000 89,923
2.800% due 09/15/41  50,000 36,736
3.000% due 10/15/50  15,000 10,207
3.500% due 04/01/51  50,000 37,001
3.650% due 04/05/29  35,000 34,167
3.700% due 04/15/46  250,000 198,984
3.750% due 04/01/32  200,000 190,916
4.250% due 04/01/52  50,000 42,376
4.450% due 04/01/62  250,000 211,982
4.500% due 04/15/30  250,000 253,289
Magna International, Inc. (Canada)
4.150% due 10/01/25  25,000 24,925
5.980% due 03/21/26  200,000 200,065
Marriott International, Inc.
2.750% due 10/15/33  150,000 128,211
3.125% due 06/15/26  200,000 196,259
3.500% due 10/15/32  40,000 36,626
McDonald's Corp.
3.500% due 03/01/27  50,000 49,406
3.500% due 07/01/27  300,000 295,891
3.600% due 07/01/30  100,000 97,094
3.700% due 02/15/42  200,000 168,387
3.800% due 04/01/28  25,000 24,779
4.200% due 04/01/50  150,000 129,833

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.450% due 09/01/48  $ 10,000 $ 9,106
4.875% due 07/15/40  10,000 9,933
4.950% due 08/14/33  250,000 259,982
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 60,616
NIKE, Inc.
2.850% due 03/27/30  350,000 329,771
3.375% due 11/01/46  200,000 160,049
3.625% due 05/01/43  25,000 21,360
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 100,361
4.700% due 06/15/32  50,000 50,420
5.750% due 11/20/26  100,000 103,124
PACCAR Financial Corp.
1.100% due 05/11/26  70,000 66,881
2.000% due 02/04/27  70,000 66,963
4.000% due 09/26/29  100,000 99,782
Ross Stores, Inc.
0.875% due 04/15/26  100,000 94,915
1.875% due 04/15/31  100,000 85,261
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 327,892
Starbucks Corp.
2.450% due 06/15/26  50,000 48,678
3.500% due 03/01/28  100,000 98,277
3.500% due 11/15/50  200,000 152,549
3.550% due 08/15/29  100,000 97,557
3.750% due 12/01/47  35,000 28,048
4.300% due 06/15/45  35,000 30,865
4.450% due 08/15/49  100,000 88,820
4.800% due 02/15/33  70,000 71,791
5.000% due 02/15/34  100,000 103,002
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,649
7.850% due 11/27/33  110,000 119,319
Target Corp.
1.950% due 01/15/27  250,000 240,183
2.950% due 01/15/52  200,000 141,888
3.375% due 04/15/29  100,000 97,729
4.800% due 01/15/53  35,000 34,461
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 260,539
Toyota Motor Credit Corp.
0.800% due 10/16/25  50,000 48,285
1.125% due 06/18/26  200,000 190,780
1.150% due 08/13/27  120,000 111,020
1.900% due 04/06/28  100,000 93,196
2.150% due 02/13/30  100,000 90,288
3.050% due 03/22/27  200,000 196,115
3.200% due 01/11/27  100,000 98,398
4.550% due 08/09/29  45,000 45,737
4.700% due 01/12/33  300,000 306,426
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27  54,397 53,606
5.875% due 04/15/29  45,265 46,239
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  201,986 180,766
2.875% due 04/07/30  99,966 93,677
3.100% due 01/07/30  31,532 29,940
Walmart, Inc.
1.050% due 09/17/26  150,000 142,521
a
Principal
Amount Value
1.800% due 09/22/31  $ 300,000 $ 261,008
2.500% due 09/22/41  250,000 187,479
2.650% due 09/22/51  200,000 137,604
3.050% due 07/08/26  65,000 64,297
3.250% due 07/08/29  80,000 78,734
4.500% due 04/15/53  200,000 193,131
Warnermedia Holdings, Inc.
4.279% due 03/15/32  300,000 266,598
5.050% due 03/15/42  300,000 245,048
5.141% due 03/15/52  400,000 308,756
Whirlpool Corp.
2.400% due 05/15/31  5,000 4,303
4.600% due 05/15/50  50,000 42,000
4.700% due 05/14/32  30,000 29,740
4.750% due 02/26/29  60,000 60,615
WW Grainger, Inc.
3.750% due 05/15/46  50,000 41,834
4.450% due 09/15/34  145,000 144,886
4.600% due 06/15/45  20,000 18,967
19,350,752
Consumer, Non-Cyclical - 4.5%
Abbott Laboratories
3.750% due 11/30/26  227,000 226,904
4.750% due 11/30/36  100,000 102,645
4.900% due 11/30/46  100,000 101,889
6.150% due 11/30/37  25,000 28,932
AbbVie, Inc.
2.950% due 11/21/26  455,000 445,549
3.200% due 05/14/26  100,000 98,755
3.200% due 11/21/29  175,000 167,398
4.050% due 11/21/39  70,000 64,696
4.250% due 11/21/49  300,000 268,918
4.300% due 05/14/36  50,000 48,710
4.400% due 11/06/42  125,000 117,968
4.500% due 05/14/35  160,000 159,555
4.625% due 10/01/42  100,000 96,161
4.700% due 05/14/45  50,000 48,415
4.750% due 03/15/45  330,000 321,303
4.800% due 03/15/27  95,000 96,856
4.950% due 03/15/31  40,000 41,603
5.050% due 03/15/34  100,000 104,490
5.350% due 03/15/44  15,000 15,835
5.400% due 03/15/54  65,000 68,977
5.500% due 03/15/64  35,000 37,402
Adventist Health System
3.630% due 03/01/49  15,000 11,303
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 39,717
Aetna, Inc.
3.875% due 08/15/47  30,000 23,445
4.125% due 11/15/42  100,000 83,162
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 87,747
4.750% due 09/09/34  100,000 99,873
Altria Group, Inc.
3.400% due 05/06/30  50,000 47,270
3.400% due 02/04/41  250,000 195,029
4.400% due 02/14/26  13,000 12,988
4.450% due 05/06/50  75,000 62,912
4.500% due 05/02/43  100,000 88,574
4.800% due 02/14/29  300,000 303,831
5.800% due 02/14/39  65,000 68,370
5.950% due 02/14/49  75,000 78,751

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Amgen, Inc.
2.200% due 02/21/27  $ 35,000 $ 33,519
2.300% due 02/25/31  200,000 177,211
2.450% due 02/21/30  50,000 45,683
2.770% due 09/01/53  311,000 202,405
3.200% due 11/02/27  50,000 48,712
3.350% due 02/22/32  145,000 135,191
3.375% due 02/21/50  250,000 190,629
4.200% due 03/01/33  200,000 194,365
4.400% due 05/01/45  100,000 89,820
5.150% due 11/15/41  174,000 174,537
5.250% due 03/02/30  100,000 104,370
5.507% due 03/02/26  40,000 40,014
5.600% due 03/02/43  45,000 47,303
5.650% due 03/02/53  480,000 505,287
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 443,533
Anheuser-Busch InBev Finance, Inc.
(Belgium)
4.625% due 02/01/44  300,000 287,562
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  350,000 339,846
4.000% due 04/13/28  80,000 80,209
4.375% due 04/15/38  35,000 33,775
4.439% due 10/06/48  200,000 185,270
4.600% due 04/15/48  50,000 47,565
4.750% due 01/23/29  55,000 56,450
4.900% due 01/23/31  65,000 67,636
5.450% due 01/23/39  65,000 69,616
5.550% due 01/23/49  100,000 107,873
5.800% due 01/23/59  145,000 163,501
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 167,040
2.900% due 03/01/32  45,000 40,807
4.500% due 08/15/33  200,000 201,057
Ascension Health
3.945% due 11/15/46  70,000 61,087
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26  35,000 33,506
2.250% due 05/28/31  20,000 17,744
4.875% due 03/03/28  150,000 154,170
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 258,050
3.000% due 05/28/51  15,000 10,951
3.125% due 06/12/27  100,000 98,016
3.375% due 11/16/25  100,000 99,234
4.000% due 09/18/42  25,000 22,463
4.375% due 11/16/45  25,000 23,403
6.450% due 09/15/37  100,000 116,981
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 34,309
1.700% due 05/15/28  40,000 37,151
Avery Dennison Corp.
2.650% due 04/30/30  30,000 27,394
5.750% due 03/15/33  100,000 107,250
Banner Health
1.897% due 01/01/31  40,000 34,704
2.913% due 01/01/51  50,000 35,621
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  325,000 302,489
2.726% due 03/25/31  250,000 223,642
a
Principal
Amount Value
3.215% due 09/06/26  $ 50,000 $ 48,961
3.462% due 09/06/29  50,000 47,647
3.557% due 08/15/27  100,000 97,982
4.390% due 08/15/37  70,000 63,702
4.700% due 04/02/27  200,000 201,836
4.758% due 09/06/49  50,000 43,180
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  25,000 24,029
Baxalta, Inc.
5.250% due 06/23/45  9,000 9,016
Baxter International, Inc.
1.915% due 02/01/27  100,000 94,707
2.539% due 02/01/32  100,000 86,759
3.950% due 04/01/30  150,000 146,678
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 140,840
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 64,614
3.794% due 05/20/50  350,000 283,682
4.669% due 06/06/47  50,000 46,509
Biogen, Inc.
2.250% due 05/01/30  55,000 49,137
3.150% due 05/01/50  190,000 131,453
Boston Scientific Corp.
4.550% due 03/01/39  50,000 48,997
4.700% due 03/01/49  70,000 66,726
Bristol-Myers Squibb Co.
0.750% due 11/13/25  50,000 48,181
1.125% due 11/13/27  50,000 45,944
1.450% due 11/13/30  280,000 239,858
2.350% due 11/13/40  20,000 14,322
2.550% due 11/13/50  30,000 19,131
2.950% due 03/15/32  50,000 45,592
3.200% due 06/15/26  50,000 49,364
3.250% due 08/01/42  100,000 79,846
3.400% due 07/26/29  118,000 114,735
3.700% due 03/15/52  70,000 55,658
3.900% due 02/20/28  100,000 99,633
3.900% due 03/15/62  250,000 198,447
4.125% due 06/15/39  35,000 32,397
4.250% due 10/26/49  365,000 320,759
4.350% due 11/15/47  50,000 44,793
4.900% due 02/22/27  85,000 86,835
4.900% due 02/22/29  115,000 118,904
5.200% due 02/22/34  95,000 100,221
5.500% due 02/22/44  20,000 21,204
5.550% due 02/22/54  70,000 74,212
5.650% due 02/22/64  105,000 111,361
Brown-Forman Corp.
4.500% due 07/15/45  40,000 38,136
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 90,262
3.250% due 08/15/26  20,000 19,688
3.750% due 09/25/27  30,000 29,675
California Institute of Technology
3.650% due 09/01/19  20,000 14,357
Campbell Soup Co.
due 03/23/35 # 165,000 164,383
4.150% due 03/15/28  100,000 100,095
4.800% due 03/15/48  20,000 18,704
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 98,007

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.368% due 06/15/47  $ 50,000 $ 43,458
4.900% due 09/15/45  50,000 46,866
Cencora, Inc.
3.450% due 12/15/27  50,000 48,910
5.125% due 02/15/34  145,000 149,379
Centene Corp.
2.500% due 03/01/31  100,000 86,038
3.000% due 10/15/30  200,000 179,190
4.625% due 12/15/29  200,000 195,853
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 172,405
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 34,972
5.000% due 06/15/52  100,000 98,199
Cigna Group
1.250% due 03/15/26  65,000 62,199
2.375% due 03/15/31  60,000 52,927
2.400% due 03/15/30  120,000 108,696
3.050% due 10/15/27  30,000 29,102
3.200% due 03/15/40  85,000 67,201
3.400% due 03/15/50  65,000 47,798
3.400% due 03/15/51  40,000 29,257
3.875% due 10/15/47  50,000 40,410
4.125% due 11/15/25  45,000 44,872
4.375% due 10/15/28  80,000 80,331
4.800% due 08/15/38  60,000 58,488
4.900% due 12/15/48  555,000 523,044
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,670
Coca-Cola Co.
1.375% due 03/15/31  200,000 169,752
1.500% due 03/05/28  60,000 55,558
2.000% due 03/05/31  65,000 57,523
2.125% due 09/06/29  100,000 92,223
2.250% due 01/05/32  100,000 88,959
2.875% due 05/05/41  100,000 79,075
3.000% due 03/05/51  415,000 304,864
4.650% due 08/14/34  140,000 143,434
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 49,267
3.700% due 08/01/47  100,000 86,024
4.800% due 03/02/26  60,000 60,790
CommonSpirit Health
4.350% due 11/01/42  150,000 134,230
6.073% due 11/01/27  80,000 84,069
Conagra Brands, Inc.
4.600% due 11/01/25  35,000 35,010
4.850% due 11/01/28  45,000 45,722
5.300% due 10/01/26  120,000 122,341
5.300% due 11/01/38  50,000 50,223
5.400% due 11/01/48  40,000 39,616
Conopco, Inc.
7.250% due 12/15/26  200,000 213,571
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 138,375
3.500% due 05/09/27  15,000 14,740
4.350% due 05/09/27  150,000 150,452
4.400% due 11/15/25  35,000 34,973
4.650% due 11/15/28  30,000 30,399
4.800% due 01/15/29  50,000 50,936
5.250% due 11/15/48  30,000 29,978
CVS Health Corp.
1.300% due 08/21/27  335,000 307,847
a
Principal
Amount Value
1.750% due 08/21/30  $ 200,000 $ 170,388
2.700% due 08/21/40  65,000 46,184
2.875% due 06/01/26  100,000 97,621
3.000% due 08/15/26  35,000 34,213
3.250% due 08/15/29  65,000 61,423
3.750% due 04/01/30  100,000 95,850
4.125% due 04/01/40  300,000 257,097
4.250% due 04/01/50  200,000 161,593
4.300% due 03/25/28  72,000 71,820
4.780% due 03/25/38  95,000 89,677
5.125% due 07/20/45  105,000 97,889
5.300% due 06/01/33  80,000 81,781
5.300% due 12/05/43  200,000 192,855
5.700% due 06/01/34  250,000 260,906
5.875% due 06/01/53  200,000 203,669
Danaher Corp.
2.600% due 10/01/50  125,000 83,058
2.800% due 12/10/51  100,000 68,612
4.375% due 09/15/45  30,000 27,889
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 312,060
3.875% due 04/29/43  100,000 87,789
Dignity Health
5.267% due 11/01/64  100,000 98,943
Elevance Health, Inc.
2.550% due 03/15/31  100,000 89,541
3.600% due 03/15/51  30,000 23,153
3.650% due 12/01/27  30,000 29,584
4.375% due 12/01/47  30,000 26,579
4.625% due 05/15/42  100,000 93,768
4.650% due 01/15/43  50,000 47,046
4.750% due 02/15/33  100,000 101,183
5.125% due 02/15/53  500,000 490,982
5.500% due 10/15/32  200,000 212,629
Eli Lilly & Co.
2.250% due 05/15/50  200,000 126,080
3.375% due 03/15/29  27,000 26,406
4.150% due 08/14/27  70,000 70,667
4.600% due 08/14/34  70,000 71,126
4.700% due 02/27/33  125,000 128,639
4.950% due 02/27/63  250,000 250,311
5.050% due 08/14/54  50,000 51,276
Equifax, Inc.
2.350% due 09/15/31  150,000 130,246
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 39,080
2.375% due 12/01/29  10,000 9,190
3.125% due 12/01/49  15,000 10,926
3.150% due 03/15/27  50,000 49,013
4.150% due 03/15/47  30,000 26,309
5.000% due 02/14/34  250,000 258,699
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 39,418
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 96,819
5.857% due 03/15/30  200,000 214,163
General Mills, Inc.
2.250% due 10/14/31  50,000 43,621
3.000% due 02/01/51  60,000 41,770
3.200% due 02/10/27  100,000 97,845
4.200% due 04/17/28  50,000 50,065
4.950% due 03/29/33  70,000 71,827
5.241% due 11/18/25  30,000 30,009

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
George Washington University
4.300% due 09/15/44  $ 50,000 $ 46,065
Georgetown University
2.943% due 04/01/50  25,000 17,887
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 41,495
1.650% due 10/01/30  40,000 34,548
2.600% due 10/01/40  450,000 337,012
2.800% due 10/01/50  100,000 68,087
2.950% due 03/01/27  100,000 97,534
3.650% due 03/01/26  100,000 99,228
4.150% due 03/01/47  75,000 65,758
4.600% due 09/01/35  45,000 45,131
4.750% due 03/01/46  50,000 47,882
5.250% due 10/15/33  155,000 163,541
GlaxoSmithKline Capital PLC (United
Kingdom)
3.375% due 06/01/29  250,000 242,921
GlaxoSmithKline Capital, Inc. (United
Kingdom)
6.375% due 05/15/38  100,000 116,368
Global Payments, Inc.
2.900% due 05/15/30  300,000 273,346
5.400% due 08/15/32  200,000 205,418
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 92,455
Haleon U.S. Capital LLC
3.375% due 03/24/27  250,000 245,621
3.625% due 03/24/32  250,000 235,233
HCA, Inc.
3.125% due 03/15/27  45,000 43,744
3.625% due 03/15/32  600,000 555,007
4.125% due 06/15/29  35,000 34,462
4.500% due 02/15/27  60,000 60,087
4.625% due 03/15/52  25,000 21,717
5.125% due 06/15/39  50,000 49,347
5.200% due 06/01/28  165,000 169,374
5.250% due 06/15/26  75,000 75,580
5.250% due 06/15/49  100,000 95,014
5.500% due 06/15/47  75,000 74,590
5.900% due 06/01/53  200,000 208,778
6.000% due 04/01/54  100,000 105,734
Hershey Co.
2.300% due 08/15/26  50,000 48,537
4.250% due 05/04/28  140,000 142,142
Hormel Foods Corp.
1.700% due 06/03/28  35,000 32,257
3.050% due 06/03/51  25,000 17,889
Humana, Inc.
3.700% due 03/23/29  85,000 82,743
4.625% due 12/01/42  100,000 89,773
5.375% due 04/15/31  110,000 113,977
5.700% due 03/13/26  75,000 75,037
5.750% due 12/01/28  200,000 210,462
Illumina, Inc.
4.650% due 09/09/26  55,000 55,376
Ingredion, Inc.
3.200% due 10/01/26  100,000 98,036
J.M. Smucker Co.
2.375% due 03/15/30  65,000 58,902
2.750% due 09/15/41  100,000 71,478
3.550% due 03/15/50  50,000 37,419
6.200% due 11/15/33  100,000 110,651
a
Principal
Amount Value
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
5.750% due 04/01/33  $ 364,000 $ 377,361
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 42,900
Johns Hopkins University
4.705% due 07/01/32  30,000 30,810
Johnson & Johnson
1.300% due 09/01/30  70,000 60,872
2.100% due 09/01/40  65,000 47,286
2.250% due 09/01/50  100,000 64,757
2.450% due 03/01/26  50,000 49,052
3.400% due 01/15/38  50,000 44,906
3.500% due 01/15/48  65,000 54,180
3.550% due 03/01/36  25,000 23,402
3.625% due 03/03/37  132,000 122,629
3.700% due 03/01/46  25,000 21,830
3.750% due 03/03/47  50,000 43,488
4.850% due 05/15/41  50,000 51,913
4.950% due 06/01/34  105,000 111,485
5.950% due 08/15/37  100,000 115,554
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 50,153
3.002% due 06/01/51  70,000 50,236
3.150% due 05/01/27  225,000 220,599
4.150% due 05/01/47  20,000 17,988
Kellanova
3.400% due 11/15/27  100,000 97,806
4.300% due 05/15/28  100,000 100,534
Kenvue, Inc.
5.050% due 03/22/28  200,000 207,008
5.050% due 03/22/53  200,000 205,686
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  50,000 48,560
3.430% due 06/15/27  35,000 34,338
3.950% due 04/15/29  250,000 247,134
4.420% due 12/15/46  250,000 225,133
5.300% due 03/15/34  100,000 104,651
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 23,017
2.000% due 11/02/31  100,000 87,564
3.950% due 11/01/28  10,000 10,004
6.625% due 08/01/37  100,000 120,040
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 248,264
4.375% due 06/01/46  500,000 442,845
Kroger Co.
3.500% due 02/01/26  50,000 49,411
3.950% due 01/15/50  100,000 80,738
4.600% due 08/15/27  35,000 35,307
4.650% due 09/15/29  55,000 55,318
4.650% due 01/15/48  100,000 90,530
5.000% due 09/15/34  45,000 45,393
5.150% due 08/01/43  25,000 24,402
5.500% due 09/15/54  35,000 35,250
5.650% due 09/15/64  35,000 35,213
Laboratory Corp. of America Holdings
1.550% due 06/01/26  70,000 66,874
2.700% due 06/01/31  100,000 89,362
3.600% due 09/01/27  100,000 98,145
4.700% due 02/01/45  50,000 45,981
Leland Stanford Junior University
3.647% due 05/01/48  125,000 106,573

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mass General Brigham, Inc.
3.342% due 07/01/60  $ 30,000 $ 21,776
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 75,451
5.600% due 07/01/11  100,000 112,959
Mayo Clinic
3.196% due 11/15/61  100,000 72,084
McCormick & Co., Inc.
0.900% due 02/15/26  95,000 90,774
3.400% due 08/15/27  50,000 48,995
McKesson Corp.
1.300% due 08/15/26  165,000 156,964
Mead Johnson Nutrition Co. (United
Kingdom)
4.600% due 06/01/44  200,000 184,712
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 201,183
Medtronic, Inc.
4.625% due 03/15/45  65,000 62,464
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 39,932
Merck & Co., Inc.
0.750% due 02/24/26  350,000 335,128
1.700% due 06/10/27  50,000 47,387
2.150% due 12/10/31  50,000 43,832
3.600% due 09/15/42  300,000 253,991
4.050% due 05/17/28  250,000 252,195
4.150% due 05/18/43  100,000 91,381
4.500% due 05/17/33  120,000 122,009
5.000% due 05/17/53  100,000 100,849
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 34,532
5.000% due 05/01/42  100,000 97,968
Mondelez International, Inc.
1.500% due 02/04/31  40,000 33,804
1.875% due 10/15/32  300,000 251,235
2.625% due 09/04/50  25,000 16,276
Moody's Corp.
2.000% due 08/19/31  100,000 86,290
2.750% due 08/19/41  100,000 74,390
4.875% due 12/17/48  50,000 47,898
Mount Sinai Hospital
3.981% due 07/01/48  50,000 37,124
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 27,570
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 79,782
Northwestern University
3.662% due 12/01/57  25,000 20,587
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25  100,000 98,874
3.100% due 05/17/27  30,000 29,501
4.000% due 11/20/45  100,000 89,719
4.200% due 09/18/34  125,000 123,330
4.700% due 09/18/54  95,000 93,057
NYU Langone Hospitals
4.368% due 07/01/47  25,000 23,111
OhioHealth Corp.
2.297% due 11/15/31  100,000 86,639
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 49,875
3.250% due 06/01/50  65,000 48,337
4.400% due 06/01/32  100,000 100,314
a
Principal
Amount Value
5.050% due 06/01/52  $ 100,000 $ 99,831
PeaceHealth Obligated Group
1.375% due 11/15/25  15,000 14,445
PepsiCo, Inc.
1.625% due 05/01/30  60,000 52,840
1.950% due 10/21/31  75,000 65,157
2.375% due 10/06/26  55,000 53,476
2.750% due 03/19/30  500,000 468,456
2.750% due 10/21/51  500,000 343,507
3.450% due 10/06/46  60,000 48,488
4.200% due 07/18/52  55,000 49,559
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  195,000 196,302
4.450% due 05/19/28  250,000 253,764
4.750% due 05/19/33  265,000 270,207
5.110% due 05/19/43  300,000 305,653
5.300% due 05/19/53  180,000 186,383
5.340% due 05/19/63  200,000 205,622
Pfizer, Inc.
1.750% due 08/18/31  100,000 85,852
2.550% due 05/28/40  25,000 18,748
2.625% due 04/01/30  250,000 231,985
2.700% due 05/28/50  25,000 17,339
3.000% due 12/15/26  100,000 98,118
3.600% due 09/15/28  100,000 99,066
3.900% due 03/15/39  25,000 22,825
4.100% due 09/15/38  50,000 46,985
4.200% due 09/15/48  35,000 31,110
Philip Morris International, Inc.
0.875% due 05/01/26  100,000 95,079
1.750% due 11/01/30  100,000 86,357
4.250% due 11/10/44  30,000 26,512
4.500% due 03/20/42  200,000 184,871
4.875% due 02/15/28  100,000 102,257
5.125% due 02/15/30  100,000 103,767
5.250% due 02/13/34  500,000 519,445
5.375% due 02/15/33  100,000 104,622
6.375% due 05/16/38  100,000 114,332
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 212,442
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 102,112
Procter & Gamble Co.
0.550% due 10/29/25  50,000 48,236
1.000% due 04/23/26  250,000 239,570
1.200% due 10/29/30  50,000 42,783
3.000% due 03/25/30  300,000 287,465
3.950% due 01/26/28  100,000 100,646
Providence St. Joseph Health Obligated
Group
2.700% due 10/01/51  75,000 47,695
3.930% due 10/01/48  35,000 28,702
Quanta Services, Inc.
2.350% due 01/15/32  25,000 21,473
3.050% due 10/01/41  30,000 22,852
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 63,146
2.950% due 06/30/30  55,000 51,029
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 99,138
Revvity, Inc.
2.550% due 03/15/31  85,000 74,458
3.300% due 09/15/29  30,000 28,341

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  $ 300,000 $ 312,091
Royalty Pharma PLC
2.150% due 09/02/31  55,000 46,895
3.300% due 09/02/40  300,000 232,430
3.350% due 09/02/51  60,000 41,507
5.400% due 09/02/34  150,000 153,941
S&P Global, Inc.
2.450% due 03/01/27  250,000 241,185
2.700% due 03/01/29  200,000 188,809
3.900% due 03/01/62  250,000 203,172
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  250,000 246,195
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 217,408
Solventum Corp.
5.450% due 02/25/27 ~ 250,000 255,196
Stanford Health Care
3.027% due 08/15/51  30,000 21,768
Stryker Corp.
4.100% due 04/01/43  100,000 88,688
4.250% due 09/11/29  250,000 250,611
Sutter Health
2.294% due 08/15/30  55,000 49,282
3.361% due 08/15/50  55,000 41,998
5.547% due 08/15/53  100,000 108,948
Sysco Corp.
2.450% due 12/14/31  105,000 91,563
3.150% due 12/14/51  125,000 87,627
3.250% due 07/15/27  50,000 48,729
3.750% due 10/01/25  25,000 24,832
4.450% due 03/15/48  50,000 44,168
4.500% due 04/01/46  25,000 22,272
4.850% due 10/01/45  15,000 14,176
6.000% due 01/17/34  200,000 219,642
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 179,662
5.000% due 11/26/28  100,000 102,553
5.300% due 07/05/34  200,000 208,803
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 18,363
2.000% due 10/15/31  35,000 30,357
2.800% due 10/15/41  320,000 244,430
5.200% due 01/31/34  75,000 79,215
5.300% due 02/01/44  100,000 103,669
Toledo Hospital
5.750% due 11/15/38  50,000 50,991
Trustees of Princeton University
5.700% due 03/01/39  50,000 56,973
Tyson Foods, Inc.
3.550% due 06/02/27  350,000 343,322
4.000% due 03/01/26  15,000 14,926
4.350% due 03/01/29  20,000 19,920
5.100% due 09/28/48  10,000 9,474
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 120,350
4.875% due 09/08/28  200,000 206,194
5.900% due 11/15/32  50,000 55,596
UnitedHealth Group, Inc.
1.150% due 05/15/26  50,000 47,823
2.300% due 05/15/31  50,000 44,349
2.875% due 08/15/29  75,000 71,166
2.900% due 05/15/50  300,000 210,309
a
Principal
Amount Value
3.050% due 05/15/41  $ 50,000 $ 39,496
3.250% due 05/15/51  50,000 37,069
3.500% due 08/15/39  60,000 51,748
3.700% due 12/15/25  20,000 19,908
3.700% due 08/15/49  65,000 52,399
3.850% due 06/15/28  100,000 99,640
3.875% due 12/15/28  25,000 24,867
3.875% due 08/15/59  100,000 79,826
4.200% due 05/15/32  65,000 64,510
4.250% due 06/15/48  50,000 44,290
4.450% due 12/15/48  25,000 22,749
4.500% due 04/15/33  150,000 150,719
4.750% due 07/15/45  50,000 48,508
4.800% due 01/15/30  150,000 154,584
5.000% due 04/15/34  250,000 258,225
5.050% due 04/15/53  150,000 149,085
5.150% due 10/15/25  25,000 25,262
5.150% due 07/15/34  90,000 93,967
5.250% due 02/15/28  70,000 72,863
5.350% due 02/15/33  100,000 106,260
5.375% due 04/15/54  145,000 150,849
5.625% due 07/15/54  90,000 96,624
5.875% due 02/15/53  530,000 587,286
6.875% due 02/15/38  250,000 302,919
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 104,387
University of Chicago
2.761% due 04/01/45  10,000 7,998
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 40,966
University of Southern California
2.805% due 10/01/50  50,000 35,538
3.028% due 10/01/39  50,000 42,659
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  61,000 60,424
Verisk Analytics, Inc.
5.750% due 04/01/33  115,000 123,860
Viatris, Inc.
3.850% due 06/22/40  400,000 311,725
Wyeth LLC
5.950% due 04/01/37  50,000 55,410
6.500% due 02/01/34  100,000 115,389
Yale University
2.402% due 04/15/50  150,000 99,927
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 87,655
Zoetis, Inc.
5.600% due 11/16/32  135,000 144,655
53,853,822
Energy - 1.8%
Apache Corp.
5.100% due 09/01/40  150,000 133,472
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 49,975
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
3.337% due 12/15/27  100,000 97,607
4.080% due 12/15/47  50,000 42,485
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 154,831
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 113,486
2.772% due 11/10/50  130,000 85,613

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.000% due 02/24/50  $ 150,000 $ 103,995
3.001% due 03/17/52  50,000 34,351
3.119% due 05/04/26  25,000 24,632
3.588% due 04/14/27  100,000 98,900
4.234% due 11/06/28  400,000 401,545
4.812% due 02/13/33  235,000 238,236
4.970% due 10/17/29  150,000 154,839
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 49,316
4.950% due 06/01/47  25,000 22,990
6.750% due 02/01/39  90,000 101,113
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 56,095
3.750% due 02/15/52  225,000 165,735
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 57,713
5.125% due 06/30/27  300,000 305,013
Cheniere Energy Partners LP
5.950% due 06/30/33  125,000 132,356
Chevron Corp.
1.995% due 05/11/27  350,000 334,428
2.236% due 05/11/30  25,000 22,709
2.954% due 05/16/26  100,000 98,576
3.326% due 11/17/25  50,000 49,597
Chevron USA, Inc.
3.850% due 01/15/28  50,000 50,138
ConocoPhillips Co.
3.758% due 03/15/42  250,000 212,690
4.025% due 03/15/62  200,000 161,334
5.050% due 09/15/33  145,000 150,125
6.950% due 04/15/29  100,000 111,230
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 103,516
Devon Energy Corp.
5.000% due 06/15/45  105,000 93,823
5.200% due 09/15/34  200,000 199,236
5.850% due 12/15/25  50,000 50,520
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 95,149
4.250% due 03/15/52  60,000 48,696
6.250% due 03/15/33  300,000 323,695
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 60,510
Enbridge, Inc. (Canada)
1.600% due 10/04/26  55,000 52,202
2.500% due 08/01/33  400,000 336,048
3.400% due 08/01/51  70,000 50,564
3.700% due 07/15/27  100,000 98,599
4.500% due 06/10/44  150,000 133,065
6.000% due 11/15/28  100,000 106,244
Energy Transfer LP
3.900% due 07/15/26  100,000 99,106
4.200% due 04/15/27  100,000 99,694
4.400% due 03/15/27  200,000 200,359
5.250% due 04/15/29  25,000 25,726
5.300% due 04/15/47  100,000 94,310
5.600% due 09/01/34  250,000 259,917
5.750% due 02/15/33  350,000 366,331
5.950% due 10/01/43  100,000 101,907
6.125% due 12/15/45  200,000 208,850
6.500% due 02/01/42  100,000 109,589
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 95,526
a
Principal
Amount Value
4.150% due 10/16/28  $ 50,000 $ 49,984
4.200% due 01/31/50  450,000 384,194
4.250% due 02/15/48  25,000 21,621
4.800% due 02/01/49  50,000 46,737
4.950% due 02/15/35  55,000 55,876
5.350% due 01/31/33  100,000 104,996
5.375% due 02/15/78  300,000 287,348
6.125% due 10/15/39  115,000 127,240
6.875% due 03/01/33  150,000 172,578
EQT Corp.
5.750% due 02/01/34  250,000 257,097
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 114,165
3.250% due 11/18/49  200,000 150,449
3.950% due 05/15/43  300,000 262,704
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 46,817
2.610% due 10/15/30  250,000 230,519
2.995% due 08/16/39  50,000 41,101
3.043% due 03/01/26  150,000 148,223
3.452% due 04/15/51  200,000 155,100
4.114% due 03/01/46  65,000 57,966
4.327% due 03/19/50  300,000 271,931
Halliburton Co.
3.800% due 11/15/25  6,000 5,959
4.850% due 11/15/35  50,000 49,947
5.000% due 11/15/45  342,000 327,826
7.450% due 09/15/39  25,000 30,818
Hess Corp.
4.300% due 04/01/27  50,000 49,995
5.600% due 02/15/41  50,000 52,051
5.800% due 04/01/47  50,000 52,766
7.125% due 03/15/33  50,000 57,736
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 180,561
3.250% due 08/01/50  220,000 149,930
4.300% due 03/01/28  300,000 300,587
4.800% due 02/01/33  100,000 99,166
5.100% due 08/01/29  45,000 46,192
5.300% due 12/01/34  70,000 71,131
5.550% due 06/01/45  350,000 346,052
Marathon Oil Corp.
4.400% due 07/15/27  100,000 100,136
5.200% due 06/01/45  50,000 49,277
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,504
4.500% due 04/01/48  25,000 21,363
5.125% due 12/15/26  50,000 50,813
6.500% due 03/01/41  100,000 108,956
MPLX LP
2.650% due 08/15/30  45,000 40,514
4.250% due 12/01/27  250,000 249,163
4.500% due 04/15/38  30,000 27,744
4.700% due 04/15/48  45,000 39,271
4.900% due 04/15/58  15,000 13,215
4.950% due 03/14/52  200,000 179,586
5.650% due 03/01/53  75,000 74,658
NOV, Inc.
3.950% due 12/01/42  100,000 79,034
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 116,834
6.600% due 03/15/46  300,000 323,045
6.625% due 09/01/30  300,000 323,843

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ONEOK, Inc.
3.100% due 03/15/30  $ 25,000 $ 23,277
4.000% due 07/13/27  130,000 129,042
4.200% due 10/03/47  50,000 40,259
4.250% due 09/24/27  75,000 75,086
4.250% due 09/15/46  70,000 57,697
4.350% due 03/15/29  100,000 99,509
4.500% due 03/15/50  25,000 20,923
4.550% due 07/15/28  50,000 50,275
4.950% due 07/13/47  50,000 45,183
5.000% due 03/01/26  50,000 50,243
5.050% due 11/01/34  100,000 99,592
5.200% due 07/15/48  225,000 210,310
5.700% due 11/01/54  100,000 99,507
5.850% due 11/01/64  100,000 99,345
Ovintiv, Inc.
6.250% due 07/15/33  115,000 121,777
Phillips 66
1.300% due 02/15/26  20,000 19,221
3.300% due 03/15/52  100,000 69,553
4.650% due 11/15/34  200,000 195,461
Phillips 66 Co.
3.550% due 10/01/26  50,000 49,365
4.900% due 10/01/46  25,000 23,064
4.950% due 12/01/27  250,000 255,932
Pioneer Natural Resources Co.
5.100% due 03/29/26  350,000 355,087
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  150,000 150,137
4.650% due 10/15/25  100,000 99,867
4.700% due 06/15/44  50,000 44,252
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 204,517
Schlumberger Investment SA
2.650% due 06/26/30  100,000 91,959
4.500% due 05/15/28  50,000 50,761
Shell International Finance BV
2.500% due 09/12/26  50,000 48,521
2.750% due 04/06/30  85,000 79,228
2.875% due 05/10/26  100,000 98,115
2.875% due 11/26/41  200,000 152,811
3.000% due 11/26/51  200,000 139,621
3.250% due 04/06/50  100,000 74,270
3.625% due 08/21/42  100,000 83,867
3.750% due 09/12/46  50,000 41,043
4.000% due 05/10/46  100,000 85,642
4.125% due 05/11/35  263,000 255,703
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,653
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 55,828
6.800% due 05/15/38  200,000 228,897
Targa Resources Corp.
5.200% due 07/01/27  85,000 86,978
6.125% due 03/15/33  70,000 75,177
6.150% due 03/01/29  200,000 213,173
6.250% due 07/01/52  200,000 215,463
TC PipeLines LP
3.900% due 05/25/27  20,000 19,700
TotalEnergies Capital International SA
(France)
2.829% due 01/10/30  50,000 47,105
a
Principal
Amount Value
3.127% due 05/29/50  $ 100,000 $ 72,480
3.461% due 07/12/49  50,000 38,398
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,859
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 196,914
4.250% due 05/15/28  50,000 49,869
5.100% due 03/15/49  350,000 341,377
7.625% due 01/15/39  50,000 61,640
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,426
4.000% due 03/15/28  50,000 49,352
4.450% due 08/01/42  150,000 136,396
Valero Energy Corp.
2.150% due 09/15/27  100,000 94,364
2.800% due 12/01/31  100,000 88,148
6.625% due 06/15/37  150,000 168,237
Western Midstream Operating LP
4.050% due 02/01/30  200,000 192,688
6.150% due 04/01/33  40,000 42,315
Williams Cos., Inc.
2.600% due 03/15/31  350,000 309,399
3.750% due 06/15/27  50,000 49,271
5.100% due 09/15/45  100,000 95,265
5.300% due 08/15/52  250,000 242,781
5.400% due 03/02/26  70,000 70,938
5.750% due 06/24/44  35,000 36,036
6.300% due 04/15/40  20,000 21,817
21,120,592
Financial - 9.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  150,000 144,099
3.300% due 01/30/32  150,000 135,423
3.875% due 01/23/28  150,000 147,498
5.100% due 01/19/29  150,000 153,372
5.750% due 06/06/28  150,000 156,386
6.450% due 04/15/27  350,000 366,773
African Development Bank (Multi-National)
0.875% due 03/23/26  400,000 382,746
0.875% due 07/22/26  116,000 110,218
3.500% due 09/18/29  200,000 198,689
Agree LP
5.625% due 06/15/34  60,000 62,799
Air Lease Corp.
2.100% due 09/01/28  300,000 274,683
3.000% due 02/01/30  100,000 92,224
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 45,918
2.950% due 03/15/34  40,000 34,605
3.375% due 08/15/31  60,000 55,998
3.550% due 03/15/52  70,000 51,379
3.950% due 01/15/27  25,000 24,738
4.000% due 02/01/50  100,000 79,914
4.500% due 07/30/29  20,000 19,993
4.750% due 04/15/35  20,000 19,765
5.150% due 04/15/53  150,000 143,675
Allstate Corp.
3.280% due 12/15/26  350,000 344,142
Ally Financial, Inc.
6.184% due 07/26/35  250,000 255,974
6.992% due 06/13/29  125,000 132,213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
American Express Co.
3.300% due 05/03/27  $ 415,000 $ 407,293
4.050% due 12/03/42  125,000 114,028
5.043% due 07/26/28  75,000 76,643
5.098% due 02/16/28  250,000 254,830
5.282% due 07/27/29  250,000 259,005
5.850% due 11/05/27  60,000 63,077
6.489% due 10/30/31  65,000 71,875
American Financial Group, Inc.
4.500% due 06/15/47  50,000 44,770
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 64,754
American International Group, Inc.
4.375% due 06/30/50  100,000 89,730
4.800% due 07/10/45  50,000 47,828
5.125% due 03/27/33  165,000 170,148
American Tower Corp.
1.875% due 10/15/30  200,000 172,393
2.300% due 09/15/31  350,000 301,336
2.900% due 01/15/30  50,000 46,260
3.100% due 06/15/50  50,000 34,871
3.375% due 10/15/26  100,000 98,291
3.600% due 01/15/28  100,000 97,624
5.250% due 07/15/28  150,000 154,542
5.900% due 11/15/33  65,000 69,897
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 62,542
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 85,566
2.900% due 08/23/51  100,000 66,522
Aon North America, Inc.
5.150% due 03/01/29  200,000 206,685
5.450% due 03/01/34  150,000 157,555
5.750% due 03/01/54  150,000 159,030
Apollo Debt Solutions BDC
6.900% due 04/13/29 ~ 65,000 67,595
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 195,232
ARES Capital Corp.
2.150% due 07/15/26  350,000 332,768
Arthur J Gallagher & Co.
5.500% due 03/02/33  265,000 277,827
Asian Development Bank (Multi-National)
1.000% due 04/14/26  200,000 191,583
1.250% due 06/09/28  50,000 46,040
1.750% due 08/14/26  250,000 241,183
2.625% due 01/12/27  200,000 195,624
2.750% due 01/19/28  100,000 97,418
3.125% due 09/26/28  200,000 196,939
3.750% due 04/25/28  345,000 346,606
3.875% due 09/28/32  120,000 121,209
3.875% due 06/14/33  250,000 250,656
4.000% due 01/12/33  85,000 85,906
4.125% due 01/12/27  180,000 182,015
4.250% due 01/09/26  250,000 250,945
4.375% due 03/06/29  180,000 185,472
4.500% due 08/25/28  653,000 674,262
Asian Infrastructure Investment Bank
(Multi-National)
4.000% due 01/18/28  100,000 101,311
4.125% due 01/18/29  205,000 208,957
4.250% due 03/13/34  150,000 154,272
a
Principal
Amount Value
Assurant, Inc.
4.900% due 03/27/28  $ 100,000 $ 100,889
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 63,424
Athene Holding Ltd.
3.450% due 05/15/52  100,000 68,670
3.500% due 01/15/31  20,000 18,632
6.650% due 02/01/33  100,000 109,976
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  250,000 254,198
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 172,295
2.450% due 01/15/31  105,000 93,733
3.350% due 05/15/27  25,000 24,533
4.150% due 07/01/47  50,000 43,391
AXA SA (France)
8.600% due 12/15/30  75,000 91,943
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 209,185
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 189,506
2.749% due 12/03/30  200,000 176,841
5.294% due 08/18/27  200,000 204,640
6.607% due 11/07/28  200,000 217,086
6.921% due 08/08/33  295,000 326,562
Bank of America Corp.
1.197% due 10/24/26  100,000 96,535
1.658% due 03/11/27  350,000 336,501
1.734% due 07/22/27  410,000 391,560
1.922% due 10/24/31  100,000 86,193
2.299% due 07/21/32  100,000 86,609
2.482% due 09/21/36  200,000 168,825
2.496% due 02/13/31  100,000 90,683
2.572% due 10/20/32  100,000 87,711
2.592% due 04/29/31  500,000 453,649
2.651% due 03/11/32  100,000 89,287
2.676% due 06/19/41  350,000 263,317
2.831% due 10/24/51  25,000 17,297
2.884% due 10/22/30  50,000 46,452
2.972% due 07/21/52  100,000 71,057
3.248% due 10/21/27  150,000 146,641
3.311% due 04/22/42  400,000 325,149
3.419% due 12/20/28  169,000 164,442
3.483% due 03/13/52  100,000 78,557
3.500% due 04/19/26  150,000 148,591
3.593% due 07/21/28  100,000 98,173
3.824% due 01/20/28  300,000 296,786
3.946% due 01/23/49  100,000 85,505
3.970% due 03/05/29  100,000 98,838
4.078% due 04/23/40  200,000 183,005
4.083% due 03/20/51  350,000 304,372
4.183% due 11/25/27  100,000 99,813
4.450% due 03/03/26  85,000 85,149
4.750% due 04/21/45  85,000 81,723
5.015% due 07/22/33  250,000 256,613
5.080% due 01/20/27  800,000 806,714
5.202% due 04/25/29  200,000 205,692
5.288% due 04/25/34  200,000 208,007
5.819% due 09/15/29  200,000 210,534
5.872% due 09/15/34  200,000 215,865
6.110% due 01/29/37  250,000 276,218
6.204% due 11/10/28  65,000 68,627

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.750% due 05/14/38  $ 200,000 $ 252,835
Bank of Montreal (Canada)
0.949% due 01/22/27  100,000 95,560
4.567% due 09/10/27  100,000 100,772
4.640% due 09/10/30  200,000 202,207
5.300% due 06/05/26  150,000 152,821
5.370% due 06/04/27  350,000 362,070
Bank of New York Mellon Corp.
2.800% due 05/04/26  50,000 49,001
3.000% due 10/30/28  55,000 52,492
4.706% due 02/01/34  130,000 130,931
5.802% due 10/25/28  500,000 524,235
6.474% due 10/25/34  200,000 226,122
Bank of Nova Scotia (Canada)
1.300% due 09/15/26  50,000 47,390
2.450% due 02/02/32  100,000 87,207
4.588% due 05/04/37  40,000 38,063
4.750% due 02/02/26  240,000 241,675
5.650% due 02/01/34  150,000 160,722
Barclays PLC (United Kingdom)
2.645% due 06/24/31  200,000 178,839
2.894% due 11/24/32  200,000 175,466
3.330% due 11/24/42  200,000 154,289
4.337% due 01/10/28  300,000 298,167
4.375% due 01/12/26  200,000 199,686
4.942% due 09/10/30  200,000 201,706
4.950% due 01/10/47  200,000 193,350
5.690% due 03/12/30  200,000 208,090
6.490% due 09/13/29  200,000 213,472
7.385% due 11/02/28  200,000 216,058
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 69,236
2.850% due 10/15/50  90,000 63,320
3.850% due 03/15/52  200,000 169,025
4.300% due 05/15/43  200,000 190,167
5.750% due 01/15/40  25,000 28,453
BGC Group, Inc.
6.600% due 06/10/29  75,000 77,617
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 125,135
BlackRock, Inc.
1.900% due 01/28/31  15,000 13,109
2.100% due 02/25/32  100,000 86,451
2.400% due 04/30/30  45,000 41,195
3.200% due 03/15/27  56,000 55,233
3.250% due 04/30/29  60,000 58,276
4.750% due 05/25/33  115,000 118,380
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 94,592
3.250% due 03/15/27  150,000 142,982
Blackstone Secured Lending Fund
2.750% due 09/16/26  100,000 95,608
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 91,659
Blue Owl Credit Income Corp.
6.600% due 09/15/29 ~ 25,000 25,657
7.950% due 06/13/28  100,000 106,893
Boston Properties LP
2.450% due 10/01/33  50,000 40,040
2.550% due 04/01/32  250,000 208,506
3.250% due 01/30/31  150,000 135,163
5.750% due 01/15/35  225,000 229,575
a
Principal
Amount Value
Brighthouse Financial, Inc.
3.700% due 06/22/27  $ 100,000 $ 97,851
4.700% due 06/22/47  50,000 41,207
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 43,453
4.050% due 07/01/30  10,000 9,728
4.125% due 06/15/26  50,000 49,736
5.500% due 02/15/34  70,000 72,098
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 270,729
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 37,757
4.700% due 09/20/47  50,000 46,310
4.850% due 03/29/29  100,000 102,004
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 33,537
4.500% due 03/15/29  50,000 50,284
4.950% due 03/17/52  200,000 183,287
Camden Property Trust
3.150% due 07/01/29  30,000 28,625
4.100% due 10/15/28  20,000 19,907
4.900% due 01/15/34  100,000 100,688
Canadian Imperial Bank of Commerce
(Canada)
0.950% due 10/23/25  20,000 19,308
1.250% due 06/22/26  100,000 95,278
3.600% due 04/07/32  45,000 42,168
5.001% due 04/28/28  100,000 102,465
5.237% due 06/28/27  150,000 154,148
5.260% due 04/08/29  65,000 67,567
Capital One Financial Corp.
1.878% due 11/02/27  100,000 95,031
2.618% due 11/02/32  100,000 85,519
3.750% due 03/09/27  50,000 49,370
3.800% due 01/31/28  200,000 195,742
4.927% due 05/10/28  100,000 101,214
5.468% due 02/01/29  65,000 66,644
5.700% due 02/01/30  500,000 517,903
6.312% due 06/08/29  65,000 68,484
CBRE Services, Inc.
4.875% due 03/01/26  100,000 100,492
Charles Schwab Corp.
0.900% due 03/11/26  135,000 128,654
1.150% due 05/13/26  75,000 71,530
1.950% due 12/01/31  100,000 85,213
2.300% due 05/13/31  150,000 132,546
2.450% due 03/03/27  250,000 240,133
3.200% due 03/02/27  100,000 97,767
6.136% due 08/24/34  100,000 109,364
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 214,455
2.850% due 12/15/51  25,000 17,487
3.050% due 12/15/61  10,000 6,836
4.150% due 03/13/43  25,000 22,574
5.000% due 03/15/34  95,000 98,690
Citibank NA
4.929% due 08/06/26  250,000 253,806
5.803% due 09/29/28  250,000 264,723
Citigroup, Inc.
1.462% due 06/09/27  100,000 95,302
2.520% due 11/03/32  70,000 60,776
2.561% due 05/01/32  55,000 48,369
2.666% due 01/29/31  150,000 136,698

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.904% due 11/03/42  $ 50,000 $ 37,701
2.976% due 11/05/30  100,000 93,101
3.057% due 01/25/33  135,000 120,640
3.070% due 02/24/28  650,000 631,840
3.400% due 05/01/26  100,000 98,732
3.520% due 10/27/28  100,000 97,636
3.668% due 07/24/28  100,000 98,239
3.785% due 03/17/33  450,000 421,755
3.878% due 01/24/39  100,000 89,141
3.887% due 01/10/28  100,000 99,012
4.125% due 07/25/28  100,000 99,208
4.300% due 11/20/26  100,000 99,922
4.542% due 09/19/30  100,000 100,139
4.750% due 05/18/46  50,000 46,945
5.174% due 02/13/30  400,000 410,996
5.300% due 05/06/44  400,000 407,262
5.411% due 09/19/39  50,000 49,878
5.449% due 06/11/35  150,000 156,517
5.827% due 02/13/35  250,000 261,181
6.125% due 08/25/36  100,000 108,761
6.174% due 05/25/34  115,000 122,751
6.270% due 11/17/33  235,000 258,237
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 130,074
6.645% due 04/25/35  190,000 208,674
CME Group, Inc.
3.750% due 06/15/28  100,000 99,467
4.150% due 06/15/48  50,000 45,271
CNA Financial Corp.
3.450% due 08/15/27  100,000 97,917
4.500% due 03/01/26  50,000 50,042
Cooperatieve Rabobank UA (Netherlands)
4.800% due 01/09/29  250,000 256,646
5.250% due 05/24/41  200,000 211,399
COPT Defense Properties LP
2.250% due 03/15/26  35,000 33,825
2.900% due 12/01/33  65,000 54,476
Corebridge Financial, Inc.
3.650% due 04/05/27  500,000 492,061
Corp. Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 192,170
4.125% due 01/07/28  85,000 85,502
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 249,782
3.750% due 05/25/26  300,000 299,745
Crown Castle, Inc.
2.100% due 04/01/31  200,000 171,136
2.900% due 04/01/41  500,000 370,865
3.650% due 09/01/27  35,000 34,315
3.700% due 06/15/26  35,000 34,588
3.800% due 02/15/28  50,000 49,089
4.000% due 03/01/27  40,000 39,730
4.300% due 02/15/29  60,000 59,486
4.450% due 02/15/26  35,000 34,991
4.750% due 05/15/47  25,000 22,759
5.000% due 01/11/28  35,000 35,622
CubeSmart LP
2.000% due 02/15/31  15,000 12,852
3.125% due 09/01/26  50,000 48,791
Deutsche Bank AG (Germany)
2.552% due 01/07/28  150,000 143,001
3.547% due 09/18/31  500,000 466,244
a
Principal
Amount Value
5.403% due 09/11/35  $ 155,000 $ 156,060
7.146% due 07/13/27  150,000 156,173
Digital Realty Trust LP
3.700% due 08/15/27  50,000 49,305
4.450% due 07/15/28  100,000 100,273
Discover Bank
3.450% due 07/27/26  250,000 244,864
DOC Dr. LLC
2.625% due 11/01/31  50,000 43,683
Enstar Group Ltd.
4.950% due 06/01/29  25,000 25,159
EPR Properties
3.600% due 11/15/31  30,000 26,770
Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/34  55,000 57,741
Equinix, Inc.
2.000% due 05/15/28  35,000 32,285
2.150% due 07/15/30  350,000 309,452
2.500% due 05/15/31  100,000 88,381
3.400% due 02/15/52  10,000 7,298
Equitable Holdings, Inc.
4.350% due 04/20/28  300,000 298,987
ERP Operating LP
2.850% due 11/01/26  70,000 68,284
3.500% due 03/01/28  100,000 97,725
4.500% due 06/01/45  75,000 67,692
Essex Portfolio LP
2.550% due 06/15/31  65,000 56,871
2.650% due 03/15/32  30,000 26,137
3.375% due 04/15/26  50,000 49,216
4.000% due 03/01/29  25,000 24,566
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 132,486
4.250% due 03/13/34  200,000 205,662
4.375% due 03/09/28  120,000 122,995
European Investment Bank (Multi-National)
0.375% due 03/26/26  300,000 285,079
0.625% due 10/21/27  250,000 228,690
0.750% due 10/26/26  83,000 78,203
1.250% due 02/14/31  300,000 258,934
1.375% due 03/15/27  350,000 331,720
1.625% due 10/09/29  195,000 177,454
3.625% due 07/15/30  160,000 159,804
3.750% due 02/14/33  325,000 323,062
3.875% due 03/15/28  400,000 403,680
4.000% due 02/15/29  135,000 137,142
4.375% due 03/19/27  130,000 132,361
4.375% due 10/10/31  175,000 182,375
4.500% due 10/16/28  100,000 103,404
Extra Space Storage LP
3.900% due 04/01/29  220,000 214,956
4.000% due 06/15/29  100,000 98,096
F&G Annuities & Life, Inc.
6.500% due 06/04/29  25,000 25,766
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 155,508
6.100% due 03/15/55 ~ 100,000 104,250
Federal Realty OP LP
1.250% due 02/15/26  300,000 287,103
4.500% due 12/01/44  50,000 43,982
Fidelity National Financial, Inc.
3.400% due 06/15/30  200,000 186,389

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.500% due 08/15/28  $ 50,000 $ 50,254
Fifth Third Bancorp
1.707% due 11/01/27  155,000 146,691
2.550% due 05/05/27  60,000 57,551
6.339% due 07/27/29  245,000 260,529
8.250% due 03/01/38  25,000 31,498
First American Financial Corp.
5.450% due 09/30/34  100,000 99,614
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 94,081
3.250% due 07/15/27  50,000 47,371
Globe Life, Inc.
4.550% due 09/15/28  50,000 49,976
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 44,276
4.000% due 01/15/31  50,000 46,911
5.375% due 04/15/26  50,000 50,241
5.625% due 09/15/34  200,000 204,408
5.750% due 06/01/28  25,000 25,683
Goldman Sachs Bank USA
5.283% due 03/18/27  250,000 253,292
5.414% due 05/21/27  100,000 101,648
Goldman Sachs Group, Inc.
1.093% due 12/09/26  290,000 278,262
1.431% due 03/09/27  80,000 76,543
1.542% due 09/10/27  100,000 94,803
1.948% due 10/21/27  250,000 238,360
2.383% due 07/21/32  70,000 60,738
2.615% due 04/22/32  70,000 61,881
2.640% due 02/24/28  250,000 240,335
2.908% due 07/21/42  60,000 45,642
3.210% due 04/22/42  60,000 47,873
3.436% due 02/24/43  450,000 366,673
3.500% due 11/16/26  100,000 98,523
3.615% due 03/15/28  200,000 196,801
3.750% due 02/25/26  60,000 59,634
3.800% due 03/15/30  250,000 243,268
3.814% due 04/23/29  150,000 147,083
3.850% due 01/26/27  160,000 158,636
4.017% due 10/31/38  100,000 90,790
4.223% due 05/01/29  200,000 198,876
4.411% due 04/23/39  450,000 424,451
4.750% due 10/21/45  100,000 97,247
5.049% due 07/23/30  140,000 143,685
5.330% due 07/23/35  120,000 124,353
5.727% due 04/25/30  120,000 126,141
6.561% due 10/24/34  200,000 225,876
6.750% due 10/01/37  200,000 230,401
Golub Capital BDC, Inc.
2.500% due 08/24/26  60,000 56,932
Hartford Financial Services Group, Inc.
2.900% due 09/15/51  100,000 67,798
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 20,944
3.100% due 02/15/30  50,000 45,970
Healthpeak OP LLC
2.875% due 01/15/31  200,000 182,303
3.000% due 01/15/30  100,000 93,244
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 33,346
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,418
4.200% due 04/15/29  50,000 48,345
a
Principal
Amount Value
Host Hotels & Resorts LP
3.375% due 12/15/29  $ 25,000 $ 23,293
3.500% due 09/15/30  100,000 92,793
5.700% due 07/01/34  35,000 36,155
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 219,869
2.804% due 05/24/32  200,000 177,041
2.848% due 06/04/31  200,000 182,128
4.375% due 11/23/26  200,000 199,212
4.762% due 03/29/33  300,000 295,923
5.546% due 03/04/30  200,000 207,973
5.597% due 05/17/28  215,000 221,067
5.733% due 05/17/32  200,000 210,747
5.887% due 08/14/27  250,000 256,872
6.254% due 03/09/34  200,000 218,558
6.332% due 03/09/44  200,000 226,062
6.547% due 06/20/34  350,000 383,087
6.800% due 06/01/38  150,000 169,466
7.336% due 11/03/26  200,000 205,722
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 69,613
5.709% due 02/02/35  200,000 208,287
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 194,404
4.550% due 10/02/28  200,000 201,552
6.083% due 09/11/27  200,000 206,206
Inter-American Development Bank
(Multi-National)
0.875% due 04/20/26  250,000 238,866
1.125% due 07/20/28  300,000 273,964
1.125% due 01/13/31  150,000 128,378
2.000% due 06/02/26  150,000 145,577
2.000% due 07/23/26  100,000 96,913
3.200% due 08/07/42  100,000 86,000
3.500% due 09/14/29  200,000 198,826
3.625% due 09/17/31  400,000 396,946
4.000% due 01/12/28  100,000 101,195
4.125% due 02/15/29  160,000 163,259
4.375% due 02/01/27  100,000 101,528
4.500% due 09/13/33  200,000 209,320
Inter-American Investment Corp.
(Multi-National)
4.125% due 02/15/28  150,000 152,028
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 53,791
2.650% due 09/15/40  65,000 48,912
3.000% due 09/15/60  65,000 43,313
3.100% due 09/15/27  100,000 97,271
5.200% due 06/15/62  350,000 358,713
5.250% due 06/15/31  55,000 57,782
International Bank for Reconstruction &
Development (Multi-National)
0.500% due 10/28/25  200,000 192,622
0.750% due 11/24/27  195,000 178,618
0.875% due 05/14/30  350,000 300,838
1.125% due 09/13/28  160,000 145,590
1.375% due 04/20/28  250,000 231,626
1.625% due 11/03/31  190,000 165,242
1.750% due 10/23/29  100,000 91,359
2.500% due 03/29/32  200,000 184,226
3.125% due 11/20/25  50,000 49,507
3.125% due 06/15/27  200,000 197,499
3.500% due 07/12/28  260,000 259,145

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.625% due 09/21/29  $ 250,000 $ 250,077
3.875% due 02/14/30  200,000 202,154
3.875% due 08/28/34  185,000 184,593
4.000% due 08/27/26  81,000 81,451
4.000% due 07/25/30  180,000 183,072
4.000% due 01/10/31  500,000 507,794
4.750% due 04/10/26  450,000 456,209
International Finance Corp. (Multi-National)
0.750% due 10/08/26  100,000 94,361
0.750% due 08/27/30  250,000 211,930
4.250% due 07/02/29  200,000 205,283
4.375% due 01/15/27  65,000 65,958
Invesco Finance PLC
5.375% due 11/30/43  200,000 201,401
Invitation Homes Operating Partnership LP
2.000% due 08/15/31  300,000 252,253
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,868
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 86,778
2.750% due 10/15/32  40,000 34,149
5.875% due 07/21/28  200,000 208,694
JPMorgan Chase & Co.
1.045% due 11/19/26  100,000 96,125
1.470% due 09/22/27  75,000 71,067
1.578% due 04/22/27  65,000 62,289
1.764% due 11/19/31  100,000 85,992
2.069% due 06/01/29  140,000 129,564
2.182% due 06/01/28  650,000 616,494
2.525% due 11/19/41  100,000 73,833
2.545% due 11/08/32  375,000 329,988
2.580% due 04/22/32  75,000 66,921
2.739% due 10/15/30  75,000 69,500
2.947% due 02/24/28  60,000 58,201
2.956% due 05/13/31  65,000 59,802
2.963% due 01/25/33  100,000 90,026
3.109% due 04/22/51  250,000 184,873
3.157% due 04/22/42  300,000 240,863
3.200% due 06/15/26  100,000 98,581
3.328% due 04/22/52  70,000 54,007
3.509% due 01/23/29  185,000 180,708
3.540% due 05/01/28  100,000 98,208
3.702% due 05/06/30  150,000 145,932
3.882% due 07/24/38  150,000 137,105
3.964% due 11/15/48  100,000 86,425
4.032% due 07/24/48  150,000 131,068
4.452% due 12/05/29  150,000 150,728
4.851% due 07/25/28  500,000 508,819
4.912% due 07/25/33  500,000 510,854
4.979% due 07/22/28  45,000 45,885
4.995% due 07/22/30  100,000 102,846
5.012% due 01/23/30  100,000 102,582
5.040% due 01/23/28  700,000 711,795
5.294% due 07/22/35  40,000 41,733
5.336% due 01/23/35  95,000 99,335
5.350% due 06/01/34  105,000 109,935
5.500% due 10/15/40  100,000 107,109
5.581% due 04/22/30  110,000 115,480
5.600% due 07/15/41  100,000 108,726
5.717% due 09/14/33  190,000 201,530
6.254% due 10/23/34  100,000 111,258
6.400% due 05/15/38  300,000 353,812
a
Principal
Amount Value
JPMorgan Chase Bank NA
5.110% due 12/08/26  $ 350,000 $ 357,976
KeyBank NA
5.850% due 11/15/27  250,000 259,283
KeyCorp
4.150% due 10/29/25  30,000 29,852
Kilroy Realty LP
6.250% due 01/15/36  35,000 35,858
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 59,712
3.700% due 10/01/49  25,000 19,620
4.125% due 12/01/46  50,000 41,318
4.850% due 03/01/35  45,000 44,708
Kite Realty Group LP
4.950% due 12/15/31  70,000 70,119
Kite Realty Group Trust
4.750% due 09/15/30  25,000 25,017
Kreditanstalt fuer Wiederaufbau (Germany)
due 08/27/27 # 110,000 109,587
0.625% due 01/22/26  430,000 412,318
1.750% due 09/14/29  100,000 91,690
3.000% due 05/20/27  200,000 196,909
3.625% due 04/01/26  155,000 154,567
3.750% due 02/15/28  440,000 442,339
3.875% due 06/15/28  500,000 505,163
4.250% due 06/29/37  200,000 120,297
4.375% due 03/01/27  130,000 132,244
4.375% due 02/28/34  260,000 270,857
4.750% due 10/29/30  200,000 211,911
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 170,320
1.750% due 07/27/26  100,000 96,465
5.000% due 10/24/33  250,000 271,355
Lazard Group LLC
3.625% due 03/01/27  50,000 48,957
4.375% due 03/11/29  50,000 49,595
Legg Mason, Inc.
4.750% due 03/15/26  50,000 50,373
Lincoln National Corp.
3.625% due 12/12/26  150,000 148,096
3.800% due 03/01/28  35,000 34,377
4.350% due 03/01/48  25,000 20,512
Lloyds Banking Group PLC (United
Kingdom)
3.750% due 03/18/28  200,000 197,016
4.582% due 12/10/25  200,000 199,361
5.462% due 01/05/28  200,000 204,526
5.679% due 01/05/35  200,000 210,533
5.721% due 06/05/30  200,000 209,652
LPL Holdings, Inc.
6.000% due 05/20/34  100,000 104,578
LXP Industrial Trust
2.375% due 10/01/31  70,000 58,662
M&T Bank Corp.
4.553% due 08/16/28  65,000 65,106
Main Street Capital Corp.
3.000% due 07/14/26  100,000 95,845
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  300,000 299,859
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 95,460
4.150% due 03/04/26  50,000 49,901
5.375% due 03/04/46  50,000 51,947

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Markel Group, Inc.
3.450% due 05/07/52  $ 70,000 $ 49,792
3.500% due 11/01/27  50,000 48,889
5.000% due 05/20/49  30,000 28,172
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 39,406
3.750% due 03/14/26  100,000 99,385
4.200% due 03/01/48  100,000 87,181
4.375% due 03/15/29  70,000 70,762
5.400% due 09/15/33  100,000 106,390
5.750% due 11/01/32  100,000 108,629
Mastercard, Inc.
1.900% due 03/15/31  100,000 87,810
2.000% due 11/18/31  200,000 172,973
2.950% due 11/21/26  50,000 49,080
2.950% due 06/01/29  50,000 47,929
2.950% due 03/15/51  45,000 32,087
3.650% due 06/01/49  50,000 41,081
3.800% due 11/21/46  50,000 42,676
3.950% due 02/26/48  15,000 13,118
MetLife, Inc.
5.300% due 12/15/34  70,000 73,572
5.700% due 06/15/35  100,000 108,926
5.875% due 02/06/41  200,000 218,305
6.375% due 06/15/34  100,000 113,493
Mid-America Apartments LP
3.600% due 06/01/27  100,000 98,716
3.950% due 03/15/29  25,000 24,759
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.640% due 10/13/27  200,000 189,732
2.048% due 07/17/30  200,000 176,051
3.677% due 02/22/27  100,000 99,130
3.850% due 03/01/26  200,000 198,850
3.961% due 03/02/28  50,000 49,774
4.050% due 09/11/28  150,000 149,660
5.258% due 04/17/30  200,000 206,913
5.426% due 04/17/35  200,000 210,346
5.441% due 02/22/34  200,000 210,823
5.475% due 02/22/31  200,000 209,925
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 175,982
3.261% due 05/22/30  200,000 190,166
3.663% due 02/28/27  200,000 197,377
5.754% due 05/27/34  250,000 266,882
5.778% due 07/06/29  200,000 209,264
Morgan Stanley
1.512% due 07/20/27  100,000 95,126
1.593% due 05/04/27  145,000 138,795
1.794% due 02/13/32  65,000 55,039
2.239% due 07/21/32  100,000 86,125
2.475% due 01/21/28  170,000 163,304
2.484% due 09/16/36  100,000 83,706
2.802% due 01/25/52  400,000 276,356
2.943% due 01/21/33  135,000 120,627
3.125% due 07/27/26  70,000 68,786
3.217% due 04/22/42  55,000 44,383
3.591% due 07/22/28 § 100,000 98,000
3.622% due 04/01/31  200,000 192,092
3.625% due 01/20/27  300,000 297,334
4.300% due 01/27/45  100,000 92,200
4.350% due 09/08/26  90,000 90,259
4.431% due 01/23/30  95,000 95,230
a
Principal
Amount Value
4.457% due 04/22/39  $ 150,000 $ 143,856
5.042% due 07/19/30  45,000 46,254
5.050% due 01/28/27  560,000 565,340
5.123% due 02/01/29  250,000 256,372
5.164% due 04/20/29  155,000 159,367
5.173% due 01/16/30  120,000 123,732
5.250% due 04/21/34  180,000 185,972
5.320% due 07/19/35  65,000 67,523
5.449% due 07/20/29  145,000 150,710
5.597% due 03/24/51  100,000 109,601
5.656% due 04/18/30  165,000 173,604
5.942% due 02/07/39  235,000 246,827
5.948% due 01/19/38  300,000 314,603
6.342% due 10/18/33  325,000 361,537
6.407% due 11/01/29  145,000 155,851
7.250% due 04/01/32  100,000 118,813
Morgan Stanley Bank NA
5.504% due 05/26/28  250,000 257,921
Nasdaq, Inc.
1.650% due 01/15/31  150,000 127,479
2.500% due 12/21/40  150,000 106,714
National Australia Bank Ltd. (Australia)
4.750% due 12/10/25  250,000 251,799
4.787% due 01/10/29  250,000 256,925
National Bank of Canada (Canada)
5.600% due 07/02/27  250,000 255,164
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 311,615
3.073% due 05/22/28  200,000 193,301
7.472% due 11/10/26  300,000 308,947
NNN REIT, Inc.
4.300% due 10/15/28  35,000 34,815
5.600% due 10/15/33  125,000 131,010
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  100,000 95,278
2.329% due 01/22/27  300,000 285,547
Nordic Investment Bank (Multi-National)
0.500% due 01/21/26  300,000 286,944
4.250% due 02/28/29  200,000 204,863
Northern Trust Corp.
1.950% due 05/01/30  75,000 66,873
3.375% due 05/08/32  63,000 61,341
3.650% due 08/03/28  50,000 49,481
4.000% due 05/10/27  35,000 35,061
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 46,844
Oesterreichische Kontrollbank AG (Austria)
4.125% due 01/18/29  50,000 50,941
4.250% due 03/01/28  35,000 35,688
4.625% due 11/03/25  70,000 70,416
4.750% due 05/21/27  250,000 256,797
Old Republic International Corp.
3.850% due 06/11/51  55,000 41,752
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 49,932
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 49,124
4.000% due 04/13/32  100,000 95,400
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 28,406
9.250% due 07/20/28  200,000 223,927
PNC Bank NA
4.050% due 07/26/28  350,000 347,402

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
PNC Financial Services Group, Inc.
2.550% due 01/22/30  $ 350,000 $ 321,123
5.068% due 01/24/34  40,000 40,574
5.582% due 06/12/29  120,000 124,937
5.676% due 01/22/35  250,000 265,145
5.939% due 08/18/34  200,000 215,791
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 24,424
4.625% due 09/15/42  100,000 93,770
5.375% due 03/15/33  30,000 31,329
Progressive Corp.
2.500% due 03/15/27  40,000 38,595
3.000% due 03/15/32  50,000 45,873
3.700% due 03/15/52  175,000 141,053
4.000% due 03/01/29  25,000 24,954
4.125% due 04/15/47  100,000 88,333
Prologis LP
1.250% due 10/15/30  55,000 46,428
1.625% due 03/15/31  100,000 84,526
1.750% due 02/01/31  20,000 17,170
2.125% due 04/15/27  25,000 23,846
2.125% due 10/15/50  40,000 22,862
2.250% due 04/15/30  30,000 27,100
2.250% due 01/15/32  50,000 43,020
2.875% due 11/15/29  40,000 37,607
3.000% due 04/15/50  25,000 17,526
3.375% due 12/15/27  60,000 58,797
4.375% due 02/01/29  15,000 15,153
4.875% due 06/15/28  200,000 205,309
Prudential Financial, Inc.
1.500% due 03/10/26  20,000 19,299
2.100% due 03/10/30  15,000 13,555
3.000% due 03/10/40  25,000 19,816
3.700% due 10/01/50  175,000 161,784
3.700% due 03/13/51  150,000 118,856
3.935% due 12/07/49  132,000 109,290
4.350% due 02/25/50  50,000 44,458
6.625% due 06/21/40  50,000 57,555
Public Storage Operating Co.
0.875% due 02/15/26  50,000 47,841
1.500% due 11/09/26  50,000 47,472
2.300% due 05/01/31  250,000 222,236
3.094% due 09/15/27  30,000 29,265
Radian Group, Inc.
6.200% due 05/15/29  30,000 31,364
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 96,742
Realty Income Corp.
1.800% due 03/15/33  50,000 39,855
2.200% due 06/15/28  35,000 32,522
2.850% due 12/15/32  30,000 26,247
3.000% due 01/15/27  50,000 48,692
3.400% due 01/15/30  50,000 47,548
4.625% due 11/01/25  50,000 50,146
4.850% due 03/15/30  65,000 66,643
4.875% due 06/01/26  25,000 25,226
4.900% due 07/15/33  200,000 202,179
5.375% due 09/01/54  40,000 40,747
Regency Centers LP
3.600% due 02/01/27  30,000 29,530
3.700% due 06/15/30  35,000 33,690
4.400% due 02/01/47  35,000 30,751
a
Principal
Amount Value
Regions Financial Corp.
1.800% due 08/12/28  $ 300,000 $ 271,030
Reinsurance Group of America, Inc.
3.950% due 09/15/26  60,000 59,668
6.000% due 09/15/33  50,000 53,618
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,419
Royal Bank of Canada (Canada)
1.150% due 07/14/26  50,000 47,482
2.050% due 01/21/27  100,000 95,847
3.625% due 05/04/27  150,000 148,613
4.650% due 01/27/26  200,000 200,436
4.900% due 01/12/28  150,000 153,624
4.950% due 02/01/29  200,000 206,317
5.200% due 07/20/26  250,000 255,405
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 66,368
4.400% due 07/13/27  145,000 144,656
6.124% due 05/31/27  125,000 127,719
6.565% due 06/12/29  100,000 105,122
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 177,709
4.858% due 09/11/30  200,000 201,659
Simon Property Group LP
1.375% due 01/15/27  300,000 282,460
2.450% due 09/13/29  100,000 91,969
2.650% due 07/15/30  100,000 91,739
3.250% due 11/30/26  50,000 49,140
3.250% due 09/13/49  100,000 72,966
3.375% due 06/15/27  100,000 98,445
4.250% due 11/30/46  50,000 43,644
Sixth Street Lending Partners
5.750% due 01/15/30 ~ 100,000 99,685
Store Capital LLC
4.500% due 03/15/28  150,000 147,248
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.710% due 01/12/31  200,000 169,351
1.902% due 09/17/28  250,000 228,452
2.296% due 01/12/41  200,000 143,669
3.010% due 10/19/26  200,000 195,265
3.202% due 09/17/29  150,000 141,640
3.364% due 07/12/27  150,000 147,169
3.784% due 03/09/26  100,000 99,365
5.558% due 07/09/34  250,000 265,483
5.766% due 01/13/33  200,000 215,199
5.800% due 07/13/28  250,000 263,131
Sun Communities Operating LP
2.300% due 11/01/28  65,000 59,340
5.700% due 01/15/33  100,000 103,161
Synchrony Financial
3.700% due 08/04/26  50,000 49,098
3.950% due 12/01/27  100,000 97,119
5.935% due 08/02/30  35,000 35,973
Tanger Properties LP
3.875% due 07/15/27  50,000 48,947
Toronto-Dominion Bank (Canada)
0.750% due 01/06/26  200,000 191,687
1.200% due 06/03/26  100,000 95,384
4.693% due 09/15/27  200,000 203,237
4.980% due 04/05/27  100,000 102,057
4.994% due 04/05/29  100,000 103,089

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.103% due 01/09/26  $ 100,000 $ 101,122
5.146% due 09/10/34  185,000 187,229
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 36,165
5.450% due 05/25/53  100,000 107,014
6.250% due 06/15/37  125,000 142,795
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 113,476
Truist Financial Corp.
1.125% due 08/03/27  100,000 91,918
1.267% due 03/02/27  120,000 114,454
1.887% due 06/07/29  125,000 114,381
1.950% due 06/05/30  135,000 118,529
4.873% due 01/26/29  40,000 40,436
4.916% due 07/28/33  100,000 98,096
5.435% due 01/24/30  110,000 113,882
5.867% due 06/08/34  200,000 212,697
7.161% due 10/30/29  55,000 60,297
U.S. Bancorp
1.375% due 07/22/30  150,000 128,136
2.491% due 11/03/36  200,000 168,839
4.548% due 07/22/28  100,000 100,807
4.839% due 02/01/34  200,000 199,937
5.775% due 06/12/29  250,000 262,077
5.850% due 10/21/33  30,000 32,011
6.787% due 10/26/27  350,000 367,604
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 306,654
UDR, Inc.
2.100% due 06/15/33  100,000 80,251
3.100% due 11/01/34  50,000 42,715
3.200% due 01/15/30  50,000 47,009
4.400% due 01/26/29  25,000 24,933
Unum Group
4.000% due 06/15/29  70,000 68,661
4.125% due 06/15/51  100,000 78,996
Ventas Realty LP
3.000% due 01/15/30  50,000 46,334
3.250% due 10/15/26  100,000 97,695
4.000% due 03/01/28  50,000 49,369
4.125% due 01/15/26  31,000 30,862
5.000% due 01/15/35  150,000 150,322
Visa, Inc.
1.100% due 02/15/31  200,000 167,630
1.900% due 04/15/27  250,000 238,917
2.050% due 04/15/30  300,000 271,675
3.650% due 09/15/47  25,000 20,900
4.150% due 12/14/35  30,000 29,558
4.300% due 12/14/45  100,000 93,234
Voya Financial, Inc.
3.650% due 06/15/26  50,000 49,391
4.800% due 06/15/46  30,000 27,382
5.000% due 09/20/34  30,000 29,856
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 94,999
Wachovia Corp.
5.500% due 08/01/35  200,000 208,405
Wells Fargo & Co.
2.393% due 06/02/28  500,000 475,516
3.000% due 04/22/26  150,000 147,429
3.000% due 10/23/26  150,000 146,642
3.068% due 04/30/41  500,000 394,670
3.196% due 06/17/27  260,000 255,080
a
Principal
Amount Value
3.526% due 03/24/28  $ 355,000 $ 348,351
4.150% due 01/24/29  200,000 199,455
4.478% due 04/04/31  200,000 200,310
4.808% due 07/25/28  65,000 65,774
4.897% due 07/25/33  65,000 65,767
5.013% due 04/04/51  250,000 245,295
5.198% due 01/23/30  140,000 144,363
5.389% due 04/24/34  330,000 342,437
5.499% due 01/23/35  140,000 146,814
5.557% due 07/25/34  160,000 167,935
5.574% due 07/25/29  365,000 379,834
5.606% due 01/15/44  100,000 103,396
5.707% due 04/22/28  350,000 361,465
6.491% due 10/23/34  180,000 201,214
Wells Fargo Bank NA
5.450% due 08/07/26  250,000 256,108
6.600% due 01/15/38  100,000 115,539
Welltower OP LLC
2.050% due 01/15/29  60,000 54,780
2.750% due 01/15/31  145,000 131,284
2.750% due 01/15/32  50,000 44,403
2.800% due 06/01/31  100,000 90,315
4.125% due 03/15/29  100,000 99,316
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 92,128
2.150% due 06/03/31  100,000 87,929
2.700% due 08/19/26  150,000 146,617
2.963% due 11/16/40  200,000 151,434
3.400% due 01/25/28  100,000 98,039
4.043% due 08/26/27  100,000 100,344
4.110% due 07/24/34  65,000 62,882
4.421% due 07/24/39  45,000 42,630
5.457% due 11/18/27  100,000 104,238
5.535% due 11/17/28  250,000 264,635
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 98,086
7.375% due 03/15/32  100,000 115,860
Willis North America, Inc.
2.950% due 09/15/29  75,000 69,634
3.875% due 09/15/49  35,000 27,527
4.650% due 06/15/27  100,000 100,838
5.900% due 03/05/54  50,000 52,518
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 49,481
114,542,730
Industrial - 1.9%
3M Co.
2.875% due 10/15/27  100,000 96,543
3.250% due 08/26/49  200,000 149,735
4.000% due 09/14/48  250,000 222,267
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 48,862
5.600% due 05/29/34  100,000 104,567
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 68,490
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 57,518
Amphenol Corp.
2.200% due 09/15/31  60,000 51,883
4.350% due 06/01/29  50,000 50,402
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,425
5.150% due 08/21/29  65,000 66,041

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.875% due 04/10/34  $ 65,000 $ 67,444
Avnet, Inc.
4.625% due 04/15/26  25,000 24,996
6.250% due 03/15/28  100,000 105,174
Berry Global, Inc.
1.570% due 01/15/26  200,000 192,517
Boeing Co.
2.196% due 02/04/26  500,000 481,682
2.750% due 02/01/26  50,000 48,547
2.950% due 02/01/30  100,000 89,436
3.200% due 03/01/29  200,000 185,194
3.250% due 02/01/28  50,000 47,389
3.250% due 03/01/28  25,000 23,582
3.550% due 03/01/38  15,000 11,660
3.625% due 02/01/31  30,000 27,493
3.625% due 03/01/48  10,000 6,912
3.750% due 02/01/50  100,000 70,356
3.825% due 03/01/59  50,000 33,939
3.850% due 11/01/48  35,000 24,882
5.150% due 05/01/30  150,000 150,411
5.705% due 05/01/40  200,000 195,268
5.805% due 05/01/50  400,000 386,699
5.875% due 02/15/40  50,000 49,816
5.930% due 05/01/60  150,000 143,820
6.528% due 05/01/34 ~ 65,000 69,787
7.008% due 05/01/64 ~ 100,000 110,256
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 144,335
3.300% due 09/15/51  200,000 151,516
3.550% due 02/15/50  150,000 119,928
4.125% due 06/15/47  50,000 44,037
4.450% due 01/15/53  300,000 278,231
4.700% due 09/01/45  50,000 47,995
5.200% due 04/15/54  60,000 62,110
5.750% due 05/01/40  100,000 109,474
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 96,646
4.375% due 09/18/34  90,000 89,341
6.200% due 06/01/36  50,000 56,789
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 176,272
3.100% due 12/02/51  200,000 142,992
4.000% due 06/01/28  35,000 34,834
4.800% due 09/15/35  20,000 20,022
4.950% due 08/15/45  100,000 97,407
6.125% due 09/15/15  30,000 33,085
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 84,683
3.750% due 12/01/27  50,000 49,183
Carrier Global Corp.
2.493% due 02/15/27  35,000 33,831
2.722% due 02/15/30  50,000 46,240
3.377% due 04/05/40  15,000 12,399
3.577% due 04/05/50  150,000 118,350
5.900% due 03/15/34  65,000 70,987
Caterpillar Financial Services Corp.
0.800% due 11/13/25  60,000 57,880
0.900% due 03/02/26  200,000 191,888
4.350% due 05/15/26  302,000 303,889
4.850% due 02/27/29  200,000 207,016
Caterpillar, Inc.
3.250% due 09/19/49  100,000 76,870
3.803% due 08/15/42  100,000 87,880
a
Principal
Amount Value
CNH Industrial Capital LLC
1.450% due 07/15/26  $ 100,000 $ 95,130
CNH Industrial NV
3.850% due 11/15/27  35,000 34,653
CSX Corp.
3.250% due 06/01/27  250,000 245,488
4.100% due 11/15/32  100,000 98,422
4.500% due 03/15/49  65,000 60,249
4.650% due 03/01/68  45,000 41,265
5.200% due 11/15/33  250,000 263,765
5.500% due 04/15/41  75,000 79,171
Deere & Co.
2.875% due 09/07/49  15,000 10,876
3.900% due 06/09/42  100,000 89,611
Dover Corp.
5.375% due 03/01/41  50,000 51,547
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 44,227
Eaton Corp.
4.000% due 11/02/32  100,000 98,495
4.150% due 03/15/33  55,000 54,337
Emerson Electric Co.
0.875% due 10/15/26  35,000 32,966
2.200% due 12/21/31  100,000 87,856
FedEx Corp.
3.100% due 08/05/29  50,000 47,559
3.875% due 08/01/42  100,000 83,552
4.200% due 10/17/28  100,000 100,194
4.400% due 01/15/47  50,000 43,701
4.750% due 11/15/45  50,000 45,980
5.250% due 05/15/50  350,000 345,491
Flex Ltd.
3.750% due 02/01/26  50,000 49,456
4.875% due 06/15/29  25,000 25,019
Fortive Corp.
4.300% due 06/15/46  125,000 110,523
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 134,249
GATX Corp.
4.550% due 11/07/28  25,000 25,157
5.450% due 09/15/33  100,000 103,544
6.050% due 03/15/34  75,000 80,859
GE Capital International Funding Co.
Unlimited Co.
4.418% due 11/15/35  350,000 342,526
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,442
2.850% due 06/01/41  10,000 7,735
3.750% due 05/15/28  180,000 178,817
4.250% due 04/01/50  200,000 180,877
Honeywell International, Inc.
2.500% due 11/01/26  100,000 97,435
2.700% due 08/15/29  60,000 56,721
4.500% due 01/15/34  350,000 353,254
4.875% due 09/01/29  100,000 103,678
5.000% due 03/01/35  100,000 104,132
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 51,069
Hubbell, Inc.
3.350% due 03/01/26  50,000 49,260
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 45,917

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
IDEX Corp.
2.625% due 06/15/31  $ 100,000 $ 88,626
3.000% due 05/01/30  15,000 13,901
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 100,290
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 110,544
Jabil, Inc.
1.700% due 04/15/26  65,000 62,283
3.950% due 01/12/28  55,000 54,044
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 212,923
John Deere Capital Corp.
1.750% due 03/09/27  50,000 47,473
2.000% due 06/17/31  100,000 87,448
2.350% due 03/08/27  50,000 48,161
2.650% due 06/10/26  100,000 97,875
2.800% due 09/08/27  50,000 48,431
3.900% due 06/07/32  20,000 19,540
4.150% due 09/15/27  100,000 100,788
4.400% due 09/08/31  100,000 100,736
4.800% due 01/09/26  65,000 65,622
4.850% due 03/05/27  100,000 102,064
4.950% due 07/14/28  210,000 217,035
5.150% due 09/08/26  100,000 102,393
5.150% due 09/08/33  100,000 105,663
Johnson Controls International PLC
3.900% due 02/14/26  19,000 18,864
4.500% due 02/15/47  40,000 36,063
Johnson Controls International PLC/Tyco
Fire & Security Finance SCA
1.750% due 09/15/30  15,000 13,014
4.900% due 12/01/32  40,000 40,864
Kennametal, Inc.
4.625% due 06/15/28  50,000 50,199
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 27,973
3.850% due 12/15/26  25,000 24,841
4.400% due 06/15/28  100,000 100,464
5.400% due 07/31/33  250,000 261,251
Lennox International, Inc.
5.500% due 09/15/28  100,000 104,286
Lockheed Martin Corp.
3.550% due 01/15/26  50,000 49,667
3.600% due 03/01/35  25,000 23,288
3.800% due 03/01/45  20,000 17,239
3.900% due 06/15/32  45,000 44,108
4.150% due 06/15/53  385,000 339,792
4.450% due 05/15/28  70,000 71,158
4.500% due 05/15/36  20,000 19,988
4.700% due 05/15/46  44,000 43,089
6.150% due 09/01/36  100,000 114,725
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 59,359
3.450% due 06/01/27  21,000 20,617
Masco Corp.
2.000% due 02/15/31  100,000 86,537
3.500% due 11/15/27  100,000 97,742
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 48,085
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 221,609
3.155% due 05/15/55  20,000 13,878
a
Principal
Amount Value
3.800% due 08/01/28  $ 30,000 $ 29,724
3.942% due 11/01/47  63,000 52,531
4.550% due 06/01/53  145,000 131,856
4.650% due 01/15/46  50,000 47,009
4.837% due 10/01/41  50,000 48,988
5.050% due 08/01/30  70,000 72,905
Northrop Grumman Corp.
3.250% due 01/15/28  350,000 340,190
3.850% due 04/15/45  100,000 84,623
4.700% due 03/15/33  210,000 213,215
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 43,590
Oshkosh Corp.
3.100% due 03/01/30  15,000 13,900
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 19,130
3.112% due 02/15/40  50,000 40,227
3.362% due 02/15/50  30,000 22,740
5.250% due 08/16/28  135,000 139,959
Owens Corning
3.875% due 06/01/30  150,000 144,846
5.700% due 06/15/34  45,000 47,801
Packaging Corp. of America
3.400% due 12/15/27  35,000 34,149
Parker-Hannifin Corp.
3.250% due 06/14/29  300,000 288,065
4.000% due 06/14/49  20,000 17,041
6.250% due 05/15/38  100,000 114,037
Precision Castparts Corp.
4.375% due 06/15/45  50,000 46,136
Regal Rexnord Corp.
6.050% due 04/15/28  250,000 260,064
Republic Services, Inc.
3.375% due 11/15/27  120,000 117,659
3.950% due 05/15/28  100,000 99,505
5.000% due 11/15/29  100,000 103,614
5.200% due 11/15/34  100,000 104,464
RTX Corp.
2.250% due 07/01/30  100,000 89,826
3.030% due 03/15/52  250,000 174,871
3.125% due 07/01/50  100,000 71,694
3.750% due 11/01/46  50,000 40,874
4.125% due 11/16/28  60,000 59,865
4.350% due 04/15/47  200,000 177,695
4.450% due 11/16/38  20,000 19,064
4.500% due 06/01/42  300,000 279,246
4.625% due 11/16/48  35,000 32,393
5.375% due 02/27/53  100,000 102,852
6.000% due 03/15/31  500,000 543,988
Ryder System, Inc.
1.750% due 09/01/26  65,000 61,854
4.300% due 06/15/27  75,000 75,085
5.250% due 06/01/28  200,000 206,514
Snap-on, Inc.
3.100% due 05/01/50  35,000 25,238
Sonoco Products Co.
4.600% due 09/01/29  125,000 124,431
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 31,646
4.250% due 11/15/28  100,000 99,896
6.272% due 03/06/26  100,000 100,044
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 52,935

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Teledyne Technologies, Inc.
2.750% due 04/01/31  $ 200,000 $ 179,701
Textron, Inc.
3.650% due 03/15/27  100,000 98,548
4.000% due 03/15/26  25,000 24,876
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 98,624
5.250% due 03/03/33  45,000 47,309
Trimble, Inc.
4.900% due 06/15/28  50,000 50,747
Tyco Electronics Group SA
2.500% due 02/04/32  45,000 39,915
4.500% due 02/13/26  60,000 60,337
Union Pacific Corp.
2.375% due 05/20/31  40,000 35,902
2.750% due 03/01/26  25,000 24,546
2.891% due 04/06/36  125,000 107,639
2.973% due 09/16/62  25,000 16,170
3.000% due 04/15/27  100,000 97,713
3.200% due 05/20/41  370,000 299,988
3.350% due 08/15/46  50,000 39,125
3.550% due 05/20/61  100,000 74,181
3.600% due 09/15/37  20,000 17,962
3.799% due 04/06/71  30,000 23,129
4.750% due 02/21/26  125,000 125,986
4.950% due 05/15/53  200,000 200,764
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 159,114
4.875% due 03/03/33  260,000 269,199
5.150% due 05/22/34  125,000 131,442
6.200% due 01/15/38  50,000 57,234
Veralto Corp.
5.350% due 09/18/28  300,000 312,543
Vulcan Materials Co.
4.500% due 06/15/47  100,000 89,989
Waste Connections, Inc.
3.500% due 05/01/29  100,000 97,401
4.200% due 01/15/33  70,000 68,084
Waste Management, Inc.
0.750% due 11/15/25  206,000 198,260
2.950% due 06/01/41  35,000 27,364
3.150% due 11/15/27  100,000 97,742
4.625% due 02/15/33  200,000 203,643
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 101,297
WRKCo, Inc.
4.000% due 03/15/28  100,000 98,830
4.200% due 06/01/32  50,000 48,814
Xylem, Inc.
3.250% due 11/01/26  30,000 29,396
4.375% due 11/01/46  25,000 22,552
23,151,893
Technology - 1.7%
Adobe, Inc.
4.800% due 04/04/29  100,000 103,347
4.850% due 04/04/27  45,000 46,091
4.950% due 04/04/34  100,000 104,316
Analog Devices, Inc.
2.100% due 10/01/31  60,000 52,265
2.800% due 10/01/41  50,000 37,920
2.950% due 10/01/51  55,000 38,856
3.450% due 06/15/27  100,000 98,637
3.500% due 12/05/26  100,000 99,187
a
Principal
Amount Value
Apple, Inc.
0.700% due 02/08/26  $ 400,000 $ 383,598
1.400% due 08/05/28  100,000 91,770
1.650% due 05/11/30  160,000 142,032
1.650% due 02/08/31  200,000 174,873
1.700% due 08/05/31  100,000 86,734
2.050% due 09/11/26  100,000 96,821
2.200% due 09/11/29  100,000 92,723
2.650% due 05/11/50  100,000 69,103
2.650% due 02/08/51  450,000 309,779
2.700% due 08/05/51  100,000 68,947
2.850% due 08/05/61  100,000 67,833
2.950% due 09/11/49  65,000 48,169
3.000% due 11/13/27  100,000 98,005
3.350% due 02/09/27  200,000 198,211
3.750% due 09/12/47  75,000 64,692
3.750% due 11/13/47  50,000 43,189
3.850% due 08/04/46  35,000 30,824
3.950% due 08/08/52  500,000 441,006
4.250% due 02/09/47  100,000 94,149
4.300% due 05/10/33  250,000 257,924
4.500% due 02/23/36  50,000 51,763
Applied Materials, Inc.
1.750% due 06/01/30  30,000 26,357
3.900% due 10/01/25  35,000 34,871
4.350% due 04/01/47  45,000 42,038
4.800% due 06/15/29  65,000 67,038
5.100% due 10/01/35  35,000 37,156
Autodesk, Inc.
2.400% due 12/15/31  80,000 70,136
2.850% due 01/15/30  55,000 51,127
Broadcom, Inc.
due 02/15/30 # 50,000 49,916
due 10/15/34 # 80,000 79,965
2.450% due 02/15/31 ~ 200,000 177,293
3.419% due 04/15/33 ~ 250,000 227,233
3.459% due 09/15/26  26,000 25,663
3.500% due 02/15/41 ~ 315,000 259,226
3.750% due 02/15/51 ~ 140,000 111,383
4.110% due 09/15/28  211,000 210,513
4.150% due 04/15/32 ~ 40,000 38,820
4.300% due 11/15/32  200,000 196,514
4.750% due 04/15/29  150,000 152,424
5.000% due 04/15/30  200,000 206,926
5.050% due 07/12/29  90,000 92,743
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  50,000 49,243
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 228,975
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 393,109
4.900% due 10/01/26  100,000 101,091
5.300% due 10/01/29  100,000 104,192
8.100% due 07/15/36  27,000 33,644
8.350% due 07/15/46  13,000 17,593
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 25,770
2.950% due 02/15/51  20,000 13,821
4.800% due 03/01/26  50,000 50,316
Fidelity National Information Services, Inc.
1.150% due 03/01/26  350,000 334,680
1.650% due 03/01/28  20,000 18,300
3.100% due 03/01/41  10,000 7,711

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fiserv, Inc.
2.250% due 06/01/27  $ 100,000 $ 95,166
2.650% due 06/01/30  100,000 91,148
3.200% due 07/01/26  25,000 24,552
3.500% due 07/01/29  245,000 236,790
4.400% due 07/01/49  40,000 35,387
5.450% due 03/15/34  100,000 104,572
5.625% due 08/21/33  100,000 105,968
Genpact Luxembourg SARL/Genpact USA,
Inc.
6.000% due 06/04/29  50,000 52,387
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 45,057
4.900% due 10/15/25  250,000 250,271
5.000% due 10/15/34  70,000 69,330
6.200% due 10/15/35  50,000 54,627
6.350% due 10/15/45  50,000 54,936
HP, Inc.
2.650% due 06/17/31  100,000 88,462
4.000% due 04/15/29  100,000 98,410
4.200% due 04/15/32  100,000 96,976
4.750% due 01/15/28  100,000 101,816
6.000% due 09/15/41  55,000 59,099
Intel Corp.
1.600% due 08/12/28  25,000 22,360
2.000% due 08/12/31  50,000 41,784
2.450% due 11/15/29  150,000 135,058
2.600% due 05/19/26  100,000 97,080
2.800% due 08/12/41  40,000 27,850
3.050% due 08/12/51  20,000 12,822
3.200% due 08/12/61  25,000 15,335
3.250% due 11/15/49  500,000 336,579
4.150% due 08/05/32  100,000 95,355
4.875% due 02/10/26  200,000 201,082
4.875% due 02/10/28  75,000 75,806
4.900% due 08/05/52  100,000 87,788
5.200% due 02/10/33  315,000 319,288
5.625% due 02/10/43  50,000 49,728
5.700% due 02/10/53  35,000 34,505
5.900% due 02/10/63  250,000 251,160
International Business Machines Corp.
2.850% due 05/15/40  100,000 77,077
3.300% due 05/15/26  300,000 296,084
3.500% due 05/15/29  170,000 165,289
4.150% due 05/15/39  100,000 92,159
4.250% due 05/15/49  300,000 263,317
4.500% due 02/06/26  250,000 251,237
5.100% due 02/06/53  200,000 201,770
5.600% due 11/30/39  26,000 28,019
Intuit, Inc.
1.650% due 07/15/30  15,000 13,075
5.200% due 09/15/33  150,000 158,286
KLA Corp.
4.650% due 07/15/32  60,000 61,424
4.700% due 02/01/34  200,000 204,185
4.950% due 07/15/52  100,000 99,439
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 74,865
Lam Research Corp.
4.000% due 03/15/29  55,000 54,970
4.875% due 03/15/49  25,000 24,477
Leidos, Inc.
2.300% due 02/15/31  55,000 47,822
a
Principal
Amount Value
5.750% due 03/15/33  $ 45,000 $ 47,368
Micron Technology, Inc.
2.703% due 04/15/32  20,000 17,478
3.366% due 11/01/41  15,000 11,644
3.477% due 11/01/51  25,000 18,326
5.875% due 09/15/33  100,000 107,015
6.750% due 11/01/29  250,000 274,761
Microsoft Corp.
1.350% due 09/15/30  35,000 30,486
2.400% due 08/08/26  250,000 243,895
2.500% due 09/15/50  100,000 67,844
2.675% due 06/01/60  166,000 109,516
2.921% due 03/17/52  278,000 204,302
3.125% due 11/03/25  100,000 99,084
3.300% due 02/06/27  300,000 297,357
3.400% due 09/15/26  50,000 49,652
3.450% due 08/08/36  72,000 67,164
3.700% due 08/08/46  500,000 444,462
NVIDIA Corp.
2.000% due 06/15/31  100,000 88,425
3.500% due 04/01/50  200,000 164,356
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.500% due 05/11/31  100,000 87,663
3.250% due 05/11/41  60,000 46,854
4.300% due 06/18/29  150,000 149,296
4.400% due 06/01/27  40,000 40,123
5.000% due 01/15/33  50,000 50,614
Oracle Corp.
2.300% due 03/25/28  70,000 65,760
2.800% due 04/01/27  500,000 484,220
2.875% due 03/25/31  75,000 68,267
3.250% due 11/15/27  350,000 340,825
3.650% due 03/25/41  80,000 66,182
3.850% due 07/15/36  50,000 45,238
3.900% due 05/15/35  105,000 97,102
3.950% due 03/25/51  120,000 96,649
4.000% due 07/15/46  250,000 207,526
4.100% due 03/25/61  95,000 74,791
4.300% due 07/08/34  100,000 96,821
4.375% due 05/15/55  200,000 170,835
4.700% due 09/27/34  200,000 199,556
5.375% due 09/27/54  200,000 200,026
5.550% due 02/06/53  500,000 512,110
6.125% due 07/08/39  100,000 110,518
6.250% due 11/09/32  200,000 221,371
6.500% due 04/15/38  100,000 113,817
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 49,216
4.250% due 05/20/32  20,000 19,998
4.300% due 05/20/47  30,000 27,315
4.500% due 05/20/52  45,000 41,468
4.800% due 05/20/45  150,000 146,961
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 169,305
3.800% due 12/15/26  30,000 29,829
4.200% due 09/15/28  95,000 94,986
Salesforce, Inc.
1.500% due 07/15/28  65,000 59,600
1.950% due 07/15/31  80,000 69,486
2.700% due 07/15/41  60,000 45,404
2.900% due 07/15/51  100,000 69,868
3.050% due 07/15/61  50,000 33,654

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ServiceNow, Inc.
1.400% due 09/01/30  $ 65,000 $ 55,794
Take-Two Interactive Software, Inc.
5.000% due 03/28/26  250,000 252,460
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 89,210
4.900% due 03/14/33  60,000 62,880
5.050% due 05/18/63  200,000 200,859
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 163,915
3.875% due 04/22/27  200,000 198,864
VMware LLC
1.400% due 08/15/26  200,000 189,579
2.200% due 08/15/31  250,000 214,807
3.900% due 08/21/27  30,000 29,695
Western Digital Corp.
2.850% due 02/01/29  30,000 27,378
3.100% due 02/01/32  55,000 47,405
20,889,815
Utilities - 2.4%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 25,079
4.700% due 05/15/32  100,000 100,406
5.400% due 06/01/33  145,000 149,039
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 30,592
AES Corp.
1.375% due 01/15/26  75,000 71,996
2.450% due 01/15/31  100,000 86,647
Alabama Power Co.
3.125% due 07/15/51  100,000 71,468
4.150% due 08/15/44  90,000 78,829
4.300% due 07/15/48  15,000 13,340
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,500
3.850% due 09/01/32  50,000 47,867
4.150% due 03/15/46  50,000 43,761
5.550% due 07/01/54  100,000 107,701
American Electric Power Co., Inc.
1.000% due 11/01/25  30,000 28,878
5.950% due 11/01/32  100,000 108,452
American Water Capital Corp.
2.300% due 06/01/31  50,000 43,923
2.950% due 09/01/27  35,000 33,996
3.250% due 06/01/51  50,000 36,870
3.450% due 06/01/29  100,000 96,737
3.750% due 09/01/47  50,000 40,816
4.300% due 12/01/42  100,000 91,740
4.450% due 06/01/32  75,000 75,403
Appalachian Power Co.
3.700% due 05/01/50  150,000 113,628
7.000% due 04/01/38  150,000 177,665
Arizona Public Service Co.
2.200% due 12/15/31  65,000 55,066
2.950% due 09/15/27  50,000 48,194
4.500% due 04/01/42  100,000 90,539
5.700% due 08/15/34  55,000 58,094
Atmos Energy Corp.
due 12/15/54 # 35,000 34,227
2.625% due 09/15/29  150,000 140,176
3.000% due 06/15/27  30,000 29,231
4.150% due 01/15/43  64,000 57,273
4.300% due 10/01/48  50,000 44,280
a
Principal
Amount Value
Baltimore Gas & Electric Co.
2.900% due 06/15/50  $ 30,000 $ 20,643
3.200% due 09/15/49  70,000 50,541
3.750% due 08/15/47  50,000 40,775
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,227
3.800% due 07/15/48  25,000 19,953
4.250% due 10/15/50  200,000 171,091
4.450% due 01/15/49  50,000 44,430
6.125% due 04/01/36  99,000 109,398
Black Hills Corp.
3.150% due 01/15/27  50,000 48,681
4.350% due 05/01/33  30,000 28,789
5.950% due 03/15/28  100,000 104,982
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 48,363
2.400% due 09/01/26  50,000 48,394
3.000% due 02/01/27  50,000 48,750
3.350% due 04/01/51  85,000 63,319
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 99,090
5.250% due 03/01/28  200,000 206,593
5.400% due 07/01/34  50,000 52,027
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 31,998
3.700% due 08/15/28  20,000 19,745
3.750% due 08/15/47  50,000 40,680
3.800% due 10/01/42  100,000 84,959
4.900% due 02/01/33  45,000 46,222
5.300% due 06/01/34  55,000 57,958
5.650% due 06/01/54  65,000 69,962
Connecticut Light & Power Co.
0.750% due 12/01/25  150,000 144,288
4.150% due 06/01/45  25,000 22,056
4.900% due 07/01/33  100,000 102,584
4.950% due 08/15/34  65,000 66,862
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 44,575
3.600% due 06/15/61  50,000 37,456
3.950% due 03/01/43  100,000 85,854
3.950% due 04/01/50  250,000 214,241
4.000% due 12/01/28  100,000 99,908
4.125% due 05/15/49  50,000 42,600
4.300% due 12/01/56  50,000 43,752
4.500% due 12/01/45  100,000 91,564
5.375% due 05/15/34  80,000 84,907
5.700% due 05/15/54  100,000 108,382
6.150% due 11/15/52  70,000 80,092
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 161,840
6.500% due 10/01/53  55,000 63,663
Consumers Energy Co.
3.250% due 08/15/46  50,000 39,016
3.600% due 08/15/32  65,000 61,604
3.800% due 11/15/28  100,000 98,755
4.350% due 04/15/49  100,000 90,421
4.600% due 05/30/29  85,000 86,764
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 93,052
5.300% due 05/15/33  50,000 52,422
5.450% due 02/01/41  50,000 51,988
Dominion Energy, Inc.
1.450% due 04/15/26  40,000 38,325

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.250% due 08/15/31  $ 45,000 $ 38,955
2.850% due 08/15/26  30,000 29,220
3.300% due 04/15/41  30,000 23,258
3.375% due 04/01/30  350,000 331,838
4.250% due 06/01/28  50,000 50,032
4.700% due 12/01/44  100,000 90,422
DTE Electric Co.
2.250% due 03/01/30  50,000 45,499
2.950% due 03/01/50  50,000 35,319
3.000% due 03/01/32  150,000 137,320
3.650% due 03/01/52  55,000 43,902
DTE Energy Co.
5.100% due 03/01/29  250,000 257,537
5.850% due 06/01/34  200,000 214,780
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 165,493
5.350% due 01/15/53  100,000 103,335
6.050% due 04/15/38  110,000 122,591
6.100% due 06/01/37  25,000 27,543
Duke Energy Corp.
2.450% due 06/01/30  160,000 144,423
2.550% due 06/15/31  100,000 88,432
3.150% due 08/15/27  50,000 48,595
3.300% due 06/15/41  100,000 78,856
3.500% due 06/15/51  100,000 73,966
3.950% due 08/15/47  50,000 40,665
4.200% due 06/15/49  65,000 54,522
4.500% due 08/15/32  180,000 178,082
5.450% due 06/15/34  90,000 93,983
5.750% due 09/15/33  200,000 215,232
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 46,304
5.950% due 11/15/52  40,000 44,291
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 39,479
3.250% due 10/01/49  50,000 36,600
3.750% due 05/15/46  50,000 40,527
4.900% due 07/15/43  100,000 97,335
5.250% due 03/01/34  40,000 41,950
5.400% due 04/01/53  200,000 206,186
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 31,264
5.550% due 03/15/54  155,000 162,222
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 98,729
5.100% due 03/15/34  100,000 104,362
Edison International
5.750% due 06/15/27  10,000 10,323
El Paso Electric Co.
5.000% due 12/01/44  50,000 45,862
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  35,000 34,344
4.750% due 06/15/46  200,000 178,242
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 50,289
Entergy Arkansas LLC
3.500% due 04/01/26  50,000 49,545
4.200% due 04/01/49  50,000 42,992
Entergy Corp.
2.800% due 06/15/30  100,000 91,418
2.950% due 09/01/26  30,000 29,292
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 86,399
a
Principal
Amount Value
3.100% due 06/15/41  $ 400,000 $ 306,473
3.250% due 04/01/28  50,000 48,445
4.200% due 09/01/48  50,000 42,978
4.950% due 01/15/45  40,000 38,352
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 87,638
5.300% due 05/01/52  25,000 24,868
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 48,796
4.100% due 04/01/43  100,000 86,707
5.700% due 03/15/53  65,000 68,688
Eversource Energy
2.900% due 03/01/27  100,000 96,794
3.300% due 01/15/28  100,000 96,582
3.375% due 03/01/32  100,000 91,195
4.250% due 04/01/29  25,000 24,841
4.750% due 05/15/26  100,000 100,610
Exelon Corp.
4.050% due 04/15/30  300,000 295,512
4.100% due 03/15/52  350,000 289,571
4.450% due 04/15/46  100,000 89,108
4.950% due 06/15/35  35,000 35,050
5.100% due 06/15/45  35,000 34,274
Florida Power & Light Co.
2.875% due 12/04/51  300,000 207,885
3.700% due 12/01/47  200,000 163,778
4.950% due 06/01/35  100,000 103,185
5.100% due 04/01/33  65,000 68,038
5.690% due 03/01/40  35,000 37,957
5.950% due 02/01/38  125,000 138,335
Georgia Power Co.
4.300% due 03/15/42  100,000 91,099
4.700% due 05/15/32  100,000 101,932
5.125% due 05/15/52  100,000 100,258
Idaho Power Co.
5.800% due 04/01/54  200,000 214,438
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 43,089
4.250% due 08/15/48  25,000 21,342
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 18,751
ITC Holdings Corp.
3.350% due 11/15/27  50,000 48,739
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 35,740
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 30,028
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 80,504
5.350% due 01/15/34  75,000 79,659
6.750% due 12/30/31  100,000 115,627
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,753
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,153
National Grid PLC (United Kingdom)
5.418% due 01/11/34  250,000 260,377
National Rural Utilities Cooperative Finance
Corp.
1.350% due 03/15/31  100,000 83,098
4.023% due 11/01/32  100,000 97,151
4.850% due 02/07/29  250,000 256,564
5.450% due 10/30/25  100,000 101,326

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
8.000% due 03/01/32  $ 50,000 $ 60,847
Nevada Power Co.
5.900% due 05/01/53  250,000 272,373
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 71,544
4.800% due 12/01/77  100,000 94,950
4.900% due 03/15/29  500,000 512,921
5.050% due 02/28/33  200,000 205,962
5.650% due 05/01/79  100,000 99,687
NiSource, Inc.
3.490% due 05/15/27  50,000 49,129
3.950% due 03/30/48  50,000 41,053
4.800% due 02/15/44  100,000 93,881
5.250% due 02/15/43  100,000 99,565
Northern States Power Co.
2.600% due 06/01/51  50,000 32,762
4.500% due 06/01/52  75,000 69,015
5.100% due 05/15/53  150,000 151,585
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 94,998
Ohio Edison Co.
6.875% due 07/15/36  150,000 175,084
Ohio Power Co.
1.625% due 01/15/31  65,000 54,635
5.650% due 06/01/34  200,000 211,506
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 40,860
5.400% due 01/15/33  70,000 73,586
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25  70,000 67,471
3.700% due 11/15/28  100,000 98,472
3.800% due 09/30/47  50,000 41,344
4.150% due 06/01/32  40,000 39,142
4.300% due 05/15/28  100,000 100,538
5.300% due 06/01/42  100,000 102,476
5.550% due 06/15/54 ~ 105,000 111,848
Pacific Gas & Electric Co.
2.500% due 02/01/31  100,000 87,649
3.300% due 08/01/40  250,000 194,304
3.500% due 08/01/50  45,000 32,618
4.400% due 03/01/32  100,000 97,416
4.550% due 07/01/30  300,000 297,801
4.950% due 07/01/50  200,000 182,000
5.900% due 10/01/54  25,000 25,922
6.150% due 01/15/33  45,000 48,338
6.400% due 06/15/33  200,000 218,688
6.700% due 04/01/53  105,000 120,329
6.750% due 01/15/53  100,000 114,101
PacifiCorp
2.900% due 06/15/52  80,000 51,796
3.500% due 06/15/29  35,000 33,858
4.125% due 01/15/49  70,000 58,133
5.350% due 12/01/53  300,000 297,148
PECO Energy Co.
2.800% due 06/15/50  45,000 30,740
3.000% due 09/15/49  55,000 39,100
3.150% due 10/15/25  50,000 49,440
3.900% due 03/01/48  60,000 50,412
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 417,181
4.722% due 06/01/39  50,000 50,417
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50  225,000 163,001
a
Principal
Amount Value
4.650% due 08/01/43  $ 35,000 $ 32,599
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 104,827
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 50,297
4.150% due 10/01/45  25,000 22,182
4.150% due 06/15/48  100,000 87,715
4.750% due 07/15/43  50,000 48,279
5.250% due 05/15/53  100,000 103,553
Progress Energy, Inc.
7.750% due 03/01/31  100,000 117,215
Public Service Co. of Colorado
1.875% due 06/15/31  200,000 170,388
2.700% due 01/15/51  100,000 65,001
3.700% due 06/15/28  50,000 49,328
3.800% due 06/15/47  50,000 39,975
5.250% due 04/01/53  115,000 116,135
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,154
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 85,437
Public Service Electric & Gas Co.
0.950% due 03/15/26  100,000 95,563
2.050% due 08/01/50  100,000 58,546
3.000% due 03/01/51  100,000 70,991
3.100% due 03/15/32  100,000 92,013
3.200% due 08/01/49  60,000 44,660
4.050% due 05/01/48  25,000 21,566
4.850% due 08/01/34  100,000 102,274
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 87,698
5.200% due 04/01/29  55,000 57,036
5.450% due 04/01/34  55,000 57,313
6.125% due 10/15/33  100,000 109,004
Puget Energy, Inc.
4.224% due 03/15/32  70,000 65,903
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 36,686
5.330% due 06/15/34  115,000 120,695
5.795% due 03/15/40  25,000 26,342
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 82,244
3.750% due 06/01/47  50,000 40,760
4.100% due 06/15/49  100,000 84,700
4.150% due 05/15/48  25,000 21,521
Sempra
3.400% due 02/01/28  65,000 63,042
3.800% due 02/01/38  100,000 87,270
4.125% due 04/01/52  300,000 286,743
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 54,828
Southern California Edison Co.
2.250% due 06/01/30  120,000 107,324
2.850% due 08/01/29  75,000 70,457
2.950% due 02/01/51  120,000 82,310
3.650% due 03/01/28  50,000 48,975
3.650% due 02/01/50  70,000 54,542
3.900% due 03/15/43  50,000 41,886
4.125% due 03/01/48  10,000 8,452
4.500% due 09/01/40  50,000 46,695
5.300% due 03/01/28  200,000 206,960
5.750% due 04/15/54  350,000 374,756

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Southern California Gas Co.
2.600% due 06/15/26  $ 50,000 $ 48,810
5.200% due 06/01/33  200,000 208,227
Southern Co.
4.000% due 01/15/51  350,000 345,617
4.250% due 07/01/36  30,000 28,486
4.400% due 07/01/46  450,000 403,912
5.700% due 10/15/32  65,000 69,696
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 252,728
Southwest Gas Corp.
3.800% due 09/29/46  50,000 40,088
4.050% due 03/15/32  60,000 57,097
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 138,650
3.900% due 04/01/45  50,000 40,166
4.100% due 09/15/28  50,000 49,616
6.200% due 03/15/40  50,000 54,863
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 78,602
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 61,108
Tampa Electric Co.
4.300% due 06/15/48  50,000 43,706
4.450% due 06/15/49  50,000 45,301
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 93,753
Union Electric Co.
2.625% due 03/15/51  200,000 129,961
3.900% due 04/01/52  30,000 24,775
5.250% due 01/15/54  155,000 157,400
8.450% due 03/15/39  100,000 134,644
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 87,293
2.400% due 03/30/32  50,000 43,648
2.950% due 11/15/26  50,000 48,910
3.150% due 01/15/26  35,000 34,582
3.750% due 05/15/27  80,000 79,406
3.800% due 09/15/47  50,000 40,678
4.000% due 11/15/46  20,000 16,763
5.000% due 04/01/33  200,000 204,986
8.875% due 11/15/38  25,000 34,541
Washington Gas Light Co.
3.650% due 09/15/49  25,000 19,544
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 92,374
4.750% due 01/09/26  250,000 251,149
4.750% due 01/15/28  50,000 50,806
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,900
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 97,203
4.950% due 04/01/33  90,000 91,940
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 49,406
4.600% due 06/01/32  35,000 34,692
5.450% due 08/15/33  200,000 207,779
28,414,269
Total Corporate Bonds & Notes
    (Cost $332,279,480) 315,220,327
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 26.8%
Collateralized Mortgage Obligations - Commercial - 1.6%
Bank
1.844% due 03/15/63  $ 131,250 $ 113,321
1.997% due 11/15/53  250,000 211,204
2.470% due 09/15/64  500,000 439,267
2.649% due 01/15/63  200,000 181,181
2.920% due 12/15/52  200,000 184,920
3.175% due 09/15/60  200,000 193,928
3.625% due 05/15/50  500,000 486,949
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 264,018
2.639% due 02/15/53  200,000 182,079
3.662% due 04/15/55 § 300,000 280,345
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 210,898
1.925% due 07/15/53  197,917 170,068
2.576% due 11/15/54  350,000 308,330
2.577% due 04/15/54  200,000 171,791
2.732% due 02/15/53  200,000 183,851
4.121% due 07/15/51 § 200,000 197,586
5.754% due 07/15/56  181,000 195,984
CD Mortgage Trust
3.456% due 11/13/50  175,000 169,097
COMM Mortgage Trust
4.228% due 05/10/51  400,000 388,196
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 571,312
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
1.350% due 05/25/30  575,000 500,381
1.406% due 08/25/30  250,000 216,498
1.477% due 04/25/30  107,143 94,323
1.517% due 03/25/30  222,222 196,480
1.547% due 10/25/30  200,000 173,731
1.558% due 04/25/30  140,000 123,638
1.621% due 12/25/30  186,667 162,561
1.872% due 01/25/30  166,667 150,353
2.020% due 03/25/31  250,000 222,447
2.361% due 10/25/36  250,000 203,844
2.524% due 10/25/29  200,000 187,195
2.673% due 03/25/26 - 09/25/29 800,000 775,839
2.745% due 01/25/26  400,000 392,588
2.862% due 05/25/26  484,070 474,742
3.208% due 02/25/26  372,717 367,901
3.303% due 11/25/27 § 609,000 598,630
3.422% due 02/25/29  196,721 192,633
3.800% due 10/25/32 § 350,000 342,113
3.926% due 06/25/28  100,000 99,987
3.990% due 08/25/33 § 42,000 41,220
4.050% due 07/25/33  318,182 315,509
4.200% due 05/25/33  484,691 486,034
4.430% due 02/25/33 § 70,370 71,732
5.355% due 01/25/29 § 350,000 367,357
Federal National Mortgage
Association-ACES
1.270% due 07/25/30  200,000 171,875
1.511% due 02/25/31 § 245,000 208,605
1.724% due 10/25/31 § 250,000 212,229
1.745% due 11/25/32 § 500,000 420,955
1.821% due 02/25/30  46,363 41,655
2.980% due 08/25/29  475,208 454,175

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.002% due 01/25/28 § $ 443,891 $ 431,032
3.061% due 05/25/27 § 152,273 148,734
3.089% due 12/25/27 § 123,241 119,921
3.750% due 08/25/30 § 300,000 292,680
4.190% due 07/25/28 § 334,445 335,973
GS Mortgage Securities Trust
3.734% due 11/10/48  1,000,000 981,010
JPMBB Commercial Mortgage Securities
Trust
4.274% due 12/15/48  600,000 577,938
JPMDB Commercial Mortgage Securities
Trust
2.180% due 05/13/53  300,000 249,614
Morgan Stanley Bank of America Merrill
Lynch Trust
3.720% due 12/15/49  570,000 558,226
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 224,689
3.596% due 12/15/49  400,000 387,721
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 220,541
2.652% due 08/15/49  350,000 335,214
3.453% due 07/15/50  500,000 486,087
4.184% due 06/15/51  200,000 197,655
18,918,590
Federal Home Loan Mortgage Corp. - 6.7%
1.500% due 02/01/37 - 05/01/51 3,978,026 3,319,880
2.000% due 09/01/35 - 02/01/52 19,582,078 16,766,311
2.500% due 08/01/28 - 04/01/52 23,317,312 20,481,928
3.000% due 09/01/26 - 08/01/52 10,673,225 9,817,436
3.500% due 03/01/26 - 05/01/50 6,751,542 6,421,420
4.000% due 02/01/25 - 01/01/53 4,282,651 4,163,846
4.500% due 11/01/24 - 05/01/53 4,567,579 4,531,808
5.000% due 12/01/31 - 12/01/53 6,475,060 6,498,538
5.500% due 04/01/34 - 03/01/54 2,574,222 2,612,634
6.000% due 04/01/36 - 06/01/54 3,536,754 3,636,416
6.500% due 08/01/37 - 12/01/53 1,994,606 2,078,353
80,328,570
Federal National Mortgage Association - 12.5%
1.500% due 12/01/35 - 11/01/51 11,743,086 9,882,826
2.000% due 11/01/35 - 04/01/52 55,893,851 47,122,586
2.500% due 10/01/27 - 04/01/52 28,262,434 24,882,443
3.000% due 02/01/27 - 04/01/52 18,481,744 16,991,641
3.500% due 10/01/25 - 02/01/53 13,082,985 12,399,203
4.000% due 10/01/24 - 05/01/53 11,083,266 10,773,454
4.500% due 01/01/25 - 03/01/53 7,175,954 7,113,541
5.000% due 03/01/25 - 06/01/53 3,387,802 3,414,228
5.500% due 11/01/33 - 08/01/54 7,391,708 7,501,293
6.000% due 09/01/34 - 05/01/54 4,871,442 4,996,200
6.500% due 09/01/36 - 06/01/54 4,627,059 4,773,160
7.246% (RFUCC + 1.695%)
due 06/01/38 § 703 709
7.440% (RFUCC + 1.690%)
due 08/01/39 § 2,150 2,209
149,853,493
Government National Mortgage Association - 5.8%
2.000% due 10/20/50 - 04/20/52 14,271,051 12,111,622
2.500% due 01/20/43 - 04/20/52 14,298,695 12,634,559
3.000% due 08/20/42 - 08/20/52 11,655,119 10,686,391
3.500% due 10/15/41 - 10/20/52 8,900,532 8,447,628
4.000% due 06/15/39 - 11/20/52 5,901,745 5,757,827
a
Principal
Amount Value
4.500% due 02/15/39 - 03/20/53 $ 4,671,493 $ 4,640,361
5.000% due 05/15/36 - 10/20/54 5,190,419 5,218,339
5.500% due 04/15/37 - 10/20/54 4,373,485 4,423,042
6.000% due 01/15/38 - 10/20/54 3,145,729 3,204,525
6.500% due 10/15/38 - 10/20/54 2,560,771 2,623,073
69,747,367
Uniform Mortgage-Backed Securities - 0.2%
5.500% due 10/01/54  625,000 632,335
6.000% due 10/01/54  1,650,000 1,686,606
6.500% due 10/01/54  475,000 489,748
2,808,689
Total Mortgage-Backed Securities
    (Cost $349,474,428) 321,656,709
ASSET-BACKED SECURITIES - 0.4%
Automobile Other - 0.0%
Santander Drive Auto Receivables Trust
3.760% due 07/16/29  300,000 296,728
World Omni Auto Receivables Trust
0.840% due 09/15/27  272,000 263,185
559,913
Automobile Sequential - 0.2%
Ally Auto Receivables Trust
5.460% due 05/15/28  83,000 84,135
AmeriCredit Automobile Receivables Trust
5.620% due 11/18/27  97,000 98,101
BMW Vehicle Owner Trust
5.470% due 02/25/28  56,000 56,713
Capital One Prime Auto Receivables Trust
4.870% due 02/15/28  175,000 175,941
CarMax Auto Owner Trust
5.280% due 05/15/28  73,000 74,013
Ford Credit Auto Owner Trust
5.230% due 05/15/28  200,000 202,496
GM Financial Consumer Automobile
Receivables Trust
4.470% due 02/16/28  250,000 250,414
4.660% due 02/16/28  55,000 55,184
Hyundai Auto Receivables Trust
4.990% due 02/15/29  300,000 305,255
5.480% due 04/17/28  44,000 44,685
Mercedes-Benz Auto Lease Trust
5.320% due 01/18/28  71,000 72,603
Toyota Auto Receivables Owner Trust
4.710% due 02/15/28  250,000 251,381
Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/28  100,000 101,091
1,772,012
Credit Card Bullet - 0.1%
BA Credit Card Trust
4.930% due 05/15/29  350,000 358,419
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 274,553
Discover Card Execution Note Trust
1.030% due 09/15/28  272,000 256,543
5.030% due 10/15/27  100,000 100,715
990,230

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Credit Card Other - 0.0%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/28  $ 237,000 $ 238,063
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  300,000 304,227
John Deere Owner Trust
4.960% due 11/15/28  37,000 37,649
5.180% due 03/15/28  83,000 84,012
Verizon Master Trust
5.160% due 06/20/29  125,000 127,017
5.340% due 04/22/30  300,000 308,745
861,650
Total Asset-Backed Securities
    (Cost $4,430,485) 4,421,868
U.S. GOVERNMENT AGENCY ISSUES - 0.7%
Federal Farm Credit Banks Funding Corp.
4.500% due 08/14/26  300,000 304,660
5.125% due 10/10/25  1,000,000 1,012,289
Federal Home Loan Banks
1.250% due 12/21/26  300,000 284,529
3.250% due 11/16/28  1,000,000 988,770
3.625% due 09/04/26  250,000 249,789
4.750% due 04/09/27  1,470,000 1,511,001
5.500% due 07/15/36  100,000 113,823
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 554,560
Federal National Mortgage Association
0.500% due 11/07/25  465,000 447,502
0.750% due 10/08/27  300,000 275,956
0.875% due 08/05/30  500,000 426,206
5.625% due 07/15/37  100,000 115,483
6.625% due 11/15/30  500,000 578,884
7.125% due 01/15/30  525,000 611,360
Tennessee Valley Authority
3.500% due 12/15/42  100,000 87,794
3.875% due 03/15/28  318,000 321,317
4.250% due 09/15/65  200,000 183,906
5.250% due 09/15/39  25,000 27,253
5.375% due 04/01/56  50,000 55,680
6.750% due 11/01/25  150,000 154,419
7.125% due 05/01/30  50,000 58,340
Total U.S. Government Agency Issues
    (Cost $8,534,184) 8,363,521
U.S. TREASURY OBLIGATIONS - 43.0%
U.S. Treasury Bonds - 9.2%
1.125% due 05/15/40  1,750,000 1,156,811
1.125% due 08/15/40  3,700,000 2,425,090
1.250% due 05/15/50  1,850,000 990,473
1.375% due 11/15/40  3,000,000 2,036,953
1.375% due 08/15/50  3,600,000 1,984,219
1.625% due 11/15/50  3,100,000 1,824,035
1.750% due 08/15/41  2,750,000 1,950,942
1.875% due 02/15/41  4,100,000 3,008,295
1.875% due 02/15/51  3,100,000 1,943,252
1.875% due 11/15/51  5,400,000 3,365,508
a
Principal
Amount Value
2.000% due 11/15/41  $ 4,500,000 $ 3,310,400
2.000% due 02/15/50  2,250,000 1,466,807
2.000% due 08/15/51  4,200,000 2,706,457
2.250% due 05/15/41  4,200,000 3,256,805
2.250% due 08/15/46  2,150,000 1,539,853
2.250% due 08/15/49  1,350,000 935,771
2.250% due 02/15/52  2,700,000 1,841,748
2.375% due 02/15/42  3,250,000 2,532,461
2.375% due 11/15/49  1,950,000 1,386,442
2.375% due 05/15/51  3,500,000 2,470,439
2.500% due 02/15/45  2,800,000 2,140,906
2.500% due 02/15/46  2,600,000 1,966,352
2.500% due 05/15/46  1,000,000 754,043
2.750% due 08/15/42  450,000 370,934
2.750% due 11/15/42  1,850,000 1,517,650
2.750% due 11/15/47  2,500,000 1,947,266
2.875% due 08/15/45  1,000,000 813,086
2.875% due 05/15/49  1,275,000 1,006,926
2.875% due 05/15/52  2,750,000 2,154,453
3.000% due 05/15/42  1,075,000 924,521
3.000% due 05/15/45  1,500,000 1,247,520
3.000% due 02/15/47  500,000 409,883
3.000% due 05/15/47  1,700,000 1,391,443
3.000% due 02/15/48  2,000,000 1,627,266
3.000% due 08/15/48  1,500,000 1,216,934
3.000% due 02/15/49  2,000,000 1,619,766
3.000% due 08/15/52  3,000,000 2,411,836
3.125% due 11/15/41  975,000 861,961
3.125% due 02/15/43  1,000,000 865,586
3.125% due 08/15/44  600,000 511,852
3.125% due 05/15/48  2,700,000 2,243,373
3.250% due 05/15/42  2,000,000 1,779,023
3.375% due 08/15/42  3,000,000 2,708,379
3.625% due 08/15/43  1,525,000 1,412,769
3.625% due 02/15/44  500,000 461,641
3.625% due 02/15/53  3,350,000 3,047,061
3.625% due 05/15/53  3,500,000 3,186,094
3.750% due 08/15/41  1,300,000 1,253,840
3.750% due 11/15/43  1,000,000 941,094
3.875% due 02/15/43  750,000 723,750
3.875% due 05/15/43  2,500,000 2,407,715
4.000% due 11/15/52  2,200,000 2,141,391
4.125% due 08/15/53  1,000,000 996,133
4.250% due 11/15/40  750,000 772,500
4.250% due 02/15/54  4,000,000 4,077,500
4.375% due 05/15/40  1,025,000 1,071,665
4.375% due 05/15/41  775,000 808,967
4.375% due 08/15/43  1,000,000 1,028,574
4.500% due 02/15/36  1,750,000 1,876,123
4.500% due 05/15/38  500,000 532,832
4.500% due 08/15/39  700,000 742,820
4.500% due 02/15/44  1,750,000 1,826,562
4.625% due 05/15/54  750,000 813,691
4.750% due 02/15/41  1,350,000 1,471,236
4.750% due 11/15/43  750,000 809,268
4.750% due 11/15/53  750,000 828,662
5.375% due 02/15/31  1,100,000 1,212,019
6.250% due 05/15/30  1,050,000 1,190,889
110,258,516
U.S. Treasury Notes - 33.8%
0.250% due 10/31/25  4,000,000 3,845,781
0.375% due 11/30/25  2,500,000 2,401,660
0.375% due 12/31/25  2,500,000 2,395,605

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
0.375% due 01/31/26  $ 4,000,000 $ 3,823,281
0.500% due 02/28/26  3,500,000 3,343,525
0.500% due 05/31/27  3,500,000 3,228,408
0.500% due 06/30/27  1,000,000 920,156
0.500% due 08/31/27  2,500,000 2,289,355
0.500% due 10/31/27  2,000,000 1,822,031
0.625% due 07/31/26  3,250,000 3,075,947
0.625% due 12/31/27  3,000,000 2,731,875
0.625% due 05/15/30  3,350,000 2,845,472
0.625% due 08/15/30  3,400,000 2,866,027
0.750% due 03/31/26  2,500,000 2,391,309
0.750% due 04/30/26  2,500,000 2,386,328
0.750% due 05/31/26  3,000,000 2,857,852
0.750% due 08/31/26  3,000,000 2,839,980
0.750% due 01/31/28  2,500,000 2,280,029
0.875% due 06/30/26  4,500,000 4,287,744
0.875% due 09/30/26  2,950,000 2,794,664
0.875% due 11/15/30  4,250,000 3,617,895
1.000% due 07/31/28  2,000,000 1,816,680
1.125% due 10/31/26  5,000,000 4,749,707
1.125% due 02/28/27  750,000 707,490
1.125% due 02/29/28  2,750,000 2,535,586
1.125% due 08/31/28  2,750,000 2,505,508
1.125% due 02/15/31  3,500,000 3,010,615
1.250% due 11/30/26  5,000,000 4,755,469
1.250% due 12/31/26  3,500,000 3,324,043
1.250% due 03/31/28  4,000,000 3,697,109
1.250% due 04/30/28  2,500,000 2,305,957
1.250% due 05/31/28  3,000,000 2,761,816
1.250% due 06/30/28  1,500,000 1,378,535
1.250% due 09/30/28  3,000,000 2,741,895
1.250% due 08/15/31  5,500,000 4,697,988
1.375% due 10/31/28  4,000,000 3,667,578
1.375% due 12/31/28  2,400,000 2,194,031
1.375% due 11/15/31  5,500,000 4,711,094
1.500% due 08/15/26  3,200,000 3,075,750
1.500% due 01/31/27  3,500,000 3,336,279
1.500% due 11/30/28  2,500,000 2,300,391
1.500% due 02/15/30  3,250,000 2,918,906
1.625% due 02/15/26  1,900,000 1,845,264
1.625% due 05/15/26  1,300,000 1,257,496
1.625% due 10/31/26  3,000,000 2,880,000
1.625% due 08/15/29  2,000,000 1,829,648
1.625% due 05/15/31  6,000,000 5,290,430
1.750% due 12/31/26  2,500,000 2,401,074
1.750% due 01/31/29  1,500,000 1,390,840
1.875% due 07/31/26  1,000,000 968,359
1.875% due 02/28/27  3,000,000 2,881,523
1.875% due 02/28/29  2,000,000 1,862,383
1.875% due 02/15/32  3,500,000 3,091,621
2.000% due 11/15/26  1,000,000 966,953
2.125% due 05/31/26  3,000,000 2,924,062
2.250% due 11/15/25  2,200,000 2,161,070
2.250% due 08/15/27  4,200,000 4,049,227
2.250% due 11/15/27  2,300,000 2,210,740
2.375% due 04/30/26  1,000,000 979,336
2.375% due 05/15/27  2,750,000 2,667,017
2.375% due 03/31/29  2,675,000 2,541,929
2.375% due 05/15/29  1,000,000 949,277
2.500% due 03/31/27  2,500,000 2,436,133
2.625% due 05/31/27  2,500,000 2,439,453
2.625% due 02/15/29  2,750,000 2,644,619
2.625% due 07/31/29  2,000,000 1,915,586
a
Principal
Amount Value
2.750% due 04/30/27  $ 2,000,000 $ 1,959,141
2.750% due 07/31/27  1,500,000 1,466,777
2.750% due 02/15/28  3,500,000 3,408,877
2.750% due 05/31/29  2,000,000 1,928,867
2.750% due 08/15/32  3,000,000 2,804,063
2.875% due 05/15/28  2,500,000 2,440,723
2.875% due 08/15/28  1,750,000 1,705,806
2.875% due 04/30/29  2,000,000 1,940,937
2.875% due 05/15/32  3,500,000 3,309,414
3.125% due 08/31/27  2,500,000 2,469,385
3.125% due 11/15/28  3,000,000 2,948,145
3.125% due 08/31/29  1,500,000 1,469,033
3.250% due 06/30/27  3,000,000 2,975,156
3.250% due 06/30/29  1,750,000 1,725,015
3.375% due 05/15/33  4,250,000 4,133,042
3.500% due 09/30/26  5,000,000 4,986,230
3.500% due 01/31/28  2,100,000 2,095,693
3.500% due 04/30/28  2,500,000 2,494,385
3.500% due 09/30/29  2,500,000 2,492,676
3.500% due 01/31/30  1,500,000 1,492,793
3.500% due 04/30/30  1,750,000 1,740,566
3.500% due 02/15/33  4,750,000 4,668,174
3.625% due 05/15/26  3,500,000 3,494,873
3.625% due 03/31/28  3,250,000 3,257,109
3.625% due 05/31/28  3,500,000 3,506,152
3.625% due 08/31/29  3,500,000 3,510,937
3.625% due 03/31/30  2,000,000 2,001,797
3.750% due 08/31/26  2,500,000 2,503,809
3.750% due 12/31/28  2,750,000 2,768,960
3.750% due 05/31/30  2,500,000 2,516,895
3.750% due 06/30/30  2,000,000 2,013,516
3.875% due 11/30/27  2,500,000 2,522,266
3.875% due 12/31/27  1,500,000 1,514,619
3.875% due 09/30/29  1,500,000 1,519,307
3.875% due 12/31/29  2,000,000 2,026,328
3.875% due 08/15/33  2,000,000 2,016,641
3.875% due 08/15/34  1,000,000 1,007,109
4.000% due 12/15/25  3,000,000 3,005,215
4.000% due 02/15/26  2,500,000 2,507,129
4.000% due 01/15/27  5,000,000 5,042,090
4.000% due 02/29/28  5,000,000 5,069,043
4.000% due 06/30/28  2,750,000 2,791,626
4.000% due 01/31/29  3,000,000 3,051,211
4.000% due 07/31/29  3,000,000 3,057,539
4.000% due 10/31/29  1,500,000 1,528,066
4.000% due 02/28/30  2,000,000 2,038,633
4.000% due 07/31/30  1,750,000 1,784,624
4.000% due 01/31/31  3,000,000 3,059,766
4.000% due 02/15/34  5,750,000 5,850,176
4.125% due 06/15/26  2,500,000 2,517,188
4.125% due 09/30/27  1,000,000 1,016,211
4.125% due 10/31/27  3,000,000 3,048,105
4.125% due 07/31/28  2,000,000 2,039,219
4.125% due 08/31/30  1,750,000 1,796,040
4.125% due 07/31/31  2,000,000 2,056,250
4.125% due 11/15/32  3,450,000 3,549,727
4.250% due 12/31/25  6,500,000 6,530,342
4.250% due 01/31/26  4,500,000 4,524,697
4.250% due 03/15/27  3,000,000 3,046,758
4.250% due 02/28/29  5,000,000 5,139,844
4.250% due 06/30/29  2,000,000 2,058,867
4.250% due 02/28/31  2,000,000 2,068,750
4.250% due 06/30/31  2,000,000 2,070,898

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.375% due 07/31/26  $ 3,000,000 $ 3,036,445
4.375% due 08/15/26  3,500,000 3,544,160
4.375% due 07/15/27  2,500,000 2,552,637
4.375% due 08/31/28  2,500,000 2,572,559
4.375% due 11/30/28  2,500,000 2,577,002
4.375% due 11/30/30  1,750,000 1,820,684
4.375% due 05/15/34  4,500,000 4,714,102
4.500% due 11/15/25  3,500,000 3,522,969
4.500% due 07/15/26  2,000,000 2,027,930
4.500% due 05/31/29  2,000,000 2,080,352
4.500% due 11/15/33  2,500,000 2,640,723
4.625% due 02/28/26  3,000,000 3,033,750
4.625% due 03/15/26  2,000,000 2,024,258
4.625% due 09/30/28  2,500,000 2,597,412
4.625% due 04/30/29  3,000,000 3,133,301
4.625% due 04/30/31  1,500,000 1,584,961
4.625% due 05/31/31  3,000,000 3,170,684
4.875% due 11/30/25  1,800,000 1,819,969
4.875% due 04/30/26  3,000,000 3,051,680
4.875% due 10/31/28  2,000,000 2,098,047
4.875% due 10/31/30  2,000,000 2,135,039
405,643,285
Total U.S. Treasury Obligations
    (Cost $547,245,235) 515,901,801
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
3.750% due 04/26/28  300,000 301,615
Chile Government (Chile)
2.550% due 07/27/33  250,000 214,618
3.125% due 01/21/26  75,000 73,715
3.500% due 01/31/34  200,000 184,356
3.860% due 06/21/47  300,000 248,368
4.950% due 01/05/36  200,000 203,051
Export Development Canada (Canada)
3.000% due 05/25/27  200,000 196,789
3.750% due 09/07/27  100,000 100,346
3.875% due 02/14/28  100,000 100,750
4.375% due 06/29/26  200,000 201,837
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26  200,000 190,849
1.625% due 01/18/27  400,000 379,619
5.000% due 01/11/28  150,000 154,346
5.125% due 01/11/33  200,000 209,704
Indonesia Government (Indonesia)
2.850% due 02/14/30  200,000 186,627
3.200% due 09/23/61  200,000 140,329
3.550% due 03/31/32  200,000 188,576
4.200% due 10/15/50  300,000 269,356
4.550% due 01/11/28  200,000 202,898
4.700% due 02/10/34  200,000 201,863
Israel Government (Israel)
2.750% due 07/03/30  200,000 175,542
5.375% due 03/12/29  200,000 203,398
5.500% due 03/12/34  200,000 201,463
Japan Bank for International Cooperation
(Japan)
1.250% due 01/21/31  200,000 170,496
1.875% due 07/21/26  200,000 192,980
1.875% due 04/15/31  200,000 176,604
3.250% due 07/20/28  200,000 196,318
4.250% due 01/26/26  500,000 501,123
a
Principal
Amount Value
Japan International Cooperation Agency
(Japan)
3.375% due 06/12/28  $ 200,000 $ 196,853
Korea Development Bank (South Korea)
2.000% due 09/12/26  200,000 192,354
4.500% due 02/15/29  250,000 254,890
4.625% due 02/15/27  300,000 304,978
Korea International (South Korea)
1.750% due 10/15/31  200,000 173,036
2.750% due 01/19/27  200,000 195,685
Mexico Government (Mexico)
2.659% due 05/24/31  200,000 172,193
3.500% due 02/12/34  200,000 170,655
4.150% due 03/28/27  200,000 199,076
4.280% due 08/14/41  200,000 163,689
4.400% due 02/12/52  400,000 308,260
4.500% due 01/31/50  200,000 159,456
4.600% due 01/23/46  250,000 204,482
4.600% due 02/10/48  200,000 161,554
4.750% due 04/27/32  350,000 337,339
4.750% due 03/08/44  264,000 224,210
6.400% due 05/07/54  500,000 501,310
6.750% due 09/27/34  225,000 244,037
Panama Government (Panama)
3.870% due 07/23/60  200,000 126,490
4.500% due 05/15/47  350,000 266,354
6.400% due 02/14/35  265,000 271,316
6.700% due 01/26/36  100,000 104,460
8.000% due 03/01/38  200,000 226,360
8.875% due 09/30/27  100,000 111,185
Peruvian Government (Peru)
2.780% due 12/01/60  200,000 121,179
2.783% due 01/23/31  300,000 268,275
3.300% due 03/11/41  250,000 197,614
5.375% due 02/08/35  70,000 71,873
8.750% due 11/21/33  200,000 252,039
Philippine Government (Philippines)
1.648% due 06/10/31  200,000 169,147
2.650% due 12/10/45  200,000 141,070
2.950% due 05/05/45  200,000 147,979
3.000% due 02/01/28  200,000 192,848
4.750% due 03/05/35  100,000 101,122
5.000% due 07/17/33  200,000 206,521
5.609% due 04/13/33  200,000 214,712
6.375% due 10/23/34  250,000 284,781
7.750% due 01/14/31  200,000 236,762
Province of Alberta Canada (Canada)
1.300% due 07/22/30  250,000 216,945
4.500% due 01/24/34  150,000 153,949
Province of British Columbia (Canada)
1.300% due 01/29/31  500,000 427,810
4.200% due 07/06/33  100,000 100,654
4.900% due 04/24/29  200,000 209,212
Province of Manitoba Canada (Canada)
1.500% due 10/25/28  155,000 142,120
Province of New Brunswick Canada
(Canada)
3.625% due 02/24/28  50,000 49,509
Province of Ontario Canada (Canada)
0.625% due 01/21/26  300,000 287,090
1.050% due 04/14/26  200,000 191,568
1.050% due 05/21/27  200,000 186,550
2.000% due 10/02/29  100,000 91,853

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.125% due 01/21/32  $ 150,000 $ 132,772
2.300% due 06/15/26  250,000 243,629
3.625% due 04/13/28  200,000 199,277
4.250% due 09/05/34  100,000 100,766
Province of Quebec Canada (Canada)
1.350% due 05/28/30  50,000 43,685
1.900% due 04/21/31  200,000 176,595
4.500% due 04/03/29  200,000 205,839
7.500% due 09/15/29  75,000 87,213
Republic of Italy Government (Italy)
2.875% due 10/17/29  200,000 185,976
3.875% due 05/06/51  200,000 147,916
4.000% due 10/17/49  200,000 154,500
Republic of Poland Government (Poland)
5.125% due 09/18/34  250,000 257,357
5.500% due 11/16/27  250,000 261,411
5.500% due 03/18/54  145,000 148,365
State of Israel (Israel)
3.375% due 01/15/50  500,000 340,625
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27  200,000 200,426
4.250% due 02/01/29  200,000 203,920
Uruguay Government (Uruguay)
4.125% due 11/20/45  143,467 132,723
4.375% due 10/27/27  200,000 201,833
5.100% due 06/18/50  200,000 200,360
5.750% due 10/28/34  200,000 217,235
Total Foreign Government Bonds & Notes
    (Cost $20,965,997) 19,543,363
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 28,183
8.084% due 02/15/50  300,000 409,698
Bay Area Toll Authority
6.263% due 04/01/49  25,000 28,509
7.043% due 04/01/50  50,000 61,758
California State University
2.975% due 11/01/51  50,000 37,238
5.183% due 11/01/53  200,000 202,823
Central Puget Sound Regional Transit
Authority
5.491% due 11/01/39  25,000 26,593
Chicago O'Hare International Airport
4.472% due 01/01/49  50,000 47,368
Chicago Transit Authority Sales & Transfer
Tax Receipts Revenue
6.899% due 12/01/40  92,179 105,220
City of Atlanta Water & Wastewater
Revenue
2.257% due 11/01/35  100,000 83,739
City of Houston
3.961% due 03/01/47  50,000 44,389
City of New York
5.517% due 10/01/37  40,000 42,154
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 101,734
5.456% due 12/01/39  25,000 26,500
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 149,194
a
Principal
Amount Value
Dallas Area Rapid Transit
2.613% due 12/01/48  $ 200,000 $ 144,397
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 93,727
Dallas Independent School District Class C
6.450% due 02/15/35  50,000 50,446
Empire State Development Corp.
3.900% due 03/15/33  50,000 48,865
5.770% due 03/15/39  20,000 20,752
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 116,945
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 192,797
JobsOhio Beverage System
2.833% due 01/01/38  10,000 8,611
Louisiana Local Government Environmental
Facilities & Community Development
Authority
5.198% due 12/01/39  300,000 314,274
Massachusetts School Building Authority
2.950% due 05/15/43  50,000 39,855
3.395% due 10/15/40  20,000 17,258
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 62,105
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 28,581
6.655% due 04/01/57  94,000 107,680
New Jersey Economic Development
Authority
7.425% due 02/15/29  125,000 135,036
New Jersey Turnpike Authority Class A
7.102% due 01/01/41  100,000 118,880
New York City Municipal Water Finance
Authority
5.952% due 06/15/42  50,000 54,275
6.011% due 06/15/42  10,000 10,916
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.572% due 11/01/38  30,000 31,630
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 78,360
Permanent University Fund - University of
Texas System
3.376% due 07/01/47  185,000 153,404
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 178,831
4.031% due 09/01/48  50,000 44,204
4.229% due 10/15/57  30,000 26,968
4.458% due 10/01/62  100,000 92,523
5.647% due 11/01/40  150,000 161,467
Regents of the University of California
Medical Center Pooled Revenue
4.132% due 05/15/32  100,000 98,679
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 11,375
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 48,677
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 54,493
State Board of Administration Finance
Corp.
2.154% due 07/01/30  100,000 88,898

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
State of California
1.700% due 02/01/28  $ 200,000 $ 187,384
3.500% due 04/01/28  100,000 99,242
5.125% due 03/01/38  200,000 205,432
7.300% due 10/01/39  100,000 120,528
7.500% due 04/01/34  50,000 59,998
7.600% due 11/01/40  270,000 344,274
7.625% due 03/01/40  40,000 50,102
State of Connecticut
5.090% due 10/01/30  50,000 50,623
State of Illinois
6.725% due 04/01/35  338,462 363,525
State of Texas
5.517% due 04/01/39  100,000 107,474
State of Wisconsin
3.154% due 05/01/27  250,000 245,729
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,712
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  388,016 401,571
University of California
4.767% due 05/15/15  75,000 69,134
4.858% due 05/15/12  100,000 93,751
University of Michigan
3.599% due 04/01/47  80,000 70,289
4.454% due 04/01/22  100,000 88,195
Total Municipal Bonds
    (Cost $6,938,642) 6,612,972
Shares
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.192% 14,410,425 14,410,425
a
Total Short-Term Investments
(Cost $14,410,425) 14,410,425
TOTAL INVESTMENTS - 100.5%
(Cost $1,284,278,876) 1,206,130,986
OTHER ASSETS & LIABILITIES, NET - (0.5%) (5,708,041)
NET ASSETS - 100.0% $ 1,200,422,945

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 315,220,327 $ – $ 315,220,327 $ –
Mortgage-Backed Securities 321,656,709 – 321,656,709 –
Asset-Backed Securities 4,421,868 – 4,421,868 –
U.S. Government Agency Issues 8,363,521 – 8,363,521 –
U.S. Treasury Obligations 515,901,801 – 515,901,801 –
Foreign Government Bonds & Notes 19,543,363 – 19,543,363 –
Municipal Bonds 6,612,972 – 6,612,972 –
Short-Term Investments 14,410,425 14,410,425 – –
Total $ 1,206,130,986 $ 14,410,425 $ 1,191,720,561 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 2,341
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 2,341
Principal
Amount
CORPORATE BONDS & NOTES - 99.4%
Basic Materials - 5.2%
Ahlstrom Holding 3 OY (Finland)
4.875% due 02/04/28 ~ $ 300,000 283,704
Alcoa Nederland Holding BV
7.125% due 03/15/31 ~ 637,000 679,705
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 45,000 46,235
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 96,000 103,136
11.500% due 10/01/31 ~ 34,000 38,470
Ashland, Inc.
3.375% due 09/01/31 ~ 200,000 177,761
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~ 244,000 121,968
7.500% due 09/30/29 ~ 123,000 53,955
ATI, Inc.
5.125% due 10/01/31  50,000 48,624
5.875% due 12/01/27  200,000 199,928
7.250% due 08/15/30  50,000 53,291
Avient Corp.
6.250% due 11/01/31 ~ 89,000 91,308
Axalta Coating Systems LLC
3.375% due 02/15/29 ~ 300,000 281,163
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP (Canada)
8.750% due 07/15/26 ~ 145,000 130,440
Carpenter Technology Corp.
6.375% due 07/15/28  125,000 125,972
Cerdia Finanz GmbH (Germany)
due 10/03/31 # ~ 107,000 109,407
10.500% due 02/15/27 ~ 100,000 105,277
Chemours Co.
4.625% due 11/15/29 ~ 300,000 269,013
5.750% due 11/15/28 ~ 270,000 256,735
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 120,000 113,403
6.250% due 10/01/40  100,000 89,511
6.750% due 04/15/30 ~ 100,000 101,810
7.000% due 03/15/32 ~ 163,000 164,995
Commercial Metals Co.
3.875% due 02/15/31  200,000 184,940
4.125% due 01/15/30  95,000 90,294
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 135,000 134,482
Consolidated Energy Finance SA
(Switzerland)
5.625% due 10/15/28 ~ 450,000 380,862
12.000% due 02/15/31 ~ 50,000 50,360
a
Principal
Amount Value
Constellium SE
5.625% due 06/15/28 ~ $ 250,000 $ 249,704
CVR Partners LP/CVR Nitrogen Finance
Corp.
6.125% due 06/15/28 ~ 100,000 97,973
Domtar Corp.
6.750% due 10/01/28 ~ 200,000 183,113
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 474,000 443,365
4.500% due 09/15/27 ~ 300,000 295,489
5.875% due 04/15/30 ~ 100,000 101,380
GPD Cos., Inc.
10.125% due 04/01/26 ~ 50,000 46,295
HB Fuller Co.
4.250% due 10/15/28  100,000 95,994
Hecla Mining Co.
7.250% due 02/15/28  200,000 204,154
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 200,000 174,755
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 350,000 355,333
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 250,000 252,717
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 137,617
Ingevity Corp.
3.875% due 11/01/28 ~ 200,000 187,996
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 116,951
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 131,000 119,990
4.625% due 03/01/28 ~ 114,000 110,365
LSF11 A5 HoldCo LLC
6.625% due 10/15/29 ~ 300,000 292,110
Mativ Holdings, Inc.
due 10/01/29 # ~ 38,000 38,833
6.875% due 10/01/26 ~ 75,000 75,013
Mercer International, Inc. (Germany)
5.125% due 02/01/29  300,000 256,255
5.500% due 01/15/26  150,000 147,374
12.875% due 10/01/28 ~ 25,000 26,276
Methanex Corp. (Canada)
5.125% due 10/15/27  125,000 123,785
5.650% due 12/01/44  50,000 45,215
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 175,000 179,924
8.125% due 05/01/27 ~ 213,000 215,423
9.250% due 10/01/28 ~ 99,000 105,538
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 16,000 15,584
Novelis Corp.
3.250% due 11/15/26 ~ 375,000 362,201
OCI NV (Netherlands)
6.700% due 03/16/33 ~ 200,000 209,741
Olin Corp.
5.000% due 02/01/30  300,000 293,299
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 400,000 382,323
6.250% due 10/01/29 ~ 150,000 145,324
9.750% due 11/15/28 ~ 50,000 53,425
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 60,000 64,881

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Rayonier AM Products, Inc.
7.625% due 01/15/26 ~ $ 350,000 $ 345,273
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 221,000 213,272
6.625% due 05/01/29 ~ 105,000 101,064
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 165,000 158,560
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 81,000 85,109
TMS International Corp.
6.250% due 04/15/29 ~ 50,000 47,663
Tronox, Inc.
4.625% due 03/15/29 ~ 250,000 233,797
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 390,000 366,751
12,243,953
Communications - 15.5%
Acuris Finance U.S., Inc./Acuris Finance
SARL
5.000% due 05/01/28 ~ 200,000 183,350
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 250,000 237,557
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 800,000 643,651
Altice France Holding SA (Luxembourg)
10.500% due 05/15/27 ~ 205,000 71,108
Altice France SA (France)
5.125% due 01/15/29 ~ 350,000 246,135
5.125% due 07/15/29 ~ 500,000 352,074
5.500% due 10/15/29 ~ 640,000 448,985
8.125% due 02/01/27 ~ 350,000 286,494
AMC Networks, Inc.
4.250% due 02/15/29  148,000 107,176
10.250% due 01/15/29 ~ 42,000 43,198
ANGI Group LLC
3.875% due 08/15/28 ~ 100,000 91,787
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 250,000 230,275
Block Communications, Inc.
4.875% due 03/01/28 ~ 300,000 283,392
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 250,000 243,039
Cable One, Inc.
4.000% due 11/15/30 ~ 360,000 287,255
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 200,000 191,141
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 945,000 833,849
4.250% due 01/15/34 ~ 600,000 492,687
4.500% due 08/15/30 ~ 500,000 453,604
4.500% due 05/01/32  879,000 760,711
4.750% due 02/01/32 ~ 190,000 167,606
5.125% due 05/01/27 ~ 100,000 98,496
5.375% due 06/01/29 ~ 789,000 760,977
5.500% due 05/01/26 ~ 225,000 224,729
6.375% due 09/01/29 ~ 270,000 270,509
7.375% due 03/01/31 ~ 200,000 204,900
Ciena Corp.
4.000% due 01/31/30 ~ 80,000 75,709
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 600,000 590,296
a
Principal
Amount Value
7.500% due 06/01/29 ~ $ 225,000 $ 193,978
7.875% due 04/01/30 ~ 145,000 151,748
9.000% due 09/15/28 ~ 125,000 132,987
CMG Media Corp.
8.875% due 12/15/27 ~ 250,000 148,125
Cogent Communications Group LLC
7.000% due 06/15/27 ~ 380,000 387,009
Cogent Communications Group, Inc./Cogent
Communications Finance, Inc.
7.000% due 06/15/27 ~ 50,000 50,859
CommScope LLC
4.750% due 09/01/29 ~ 395,000 332,294
6.000% due 03/01/26 ~ 280,000 272,650
7.125% due 07/01/28 ~ 119,000 98,796
8.250% due 03/01/27 ~ 250,000 225,439
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
6.750% due 10/01/26 ~ 227,000 227,000
9.000% due 09/15/29 ~ 400,000 387,594
Consolidated Communications, Inc.
5.000% due 10/01/28 ~ 150,000 138,202
6.500% due 10/01/28 ~ 102,000 96,564
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 141,970
4.125% due 12/01/30 ~ 200,000 145,915
4.625% due 12/01/30 ~ 566,000 287,700
5.000% due 11/15/31 ~ 50,000 24,747
5.375% due 02/01/28 ~ 350,000 295,122
5.500% due 04/15/27 ~ 500,000 440,169
7.500% due 04/01/28 ~ 200,000 133,858
11.250% due 05/15/28 ~ 200,000 193,227
11.750% due 01/31/29 ~ 400,000 386,886
Cumulus Media New Holdings, Inc.
8.000% due 07/01/29 ~ 94,000 37,864
Directv Financing LLC
8.875% due 02/01/30 ~ 100,000 100,694
Directv Financing LLC/Directv Financing
Co-Obligor, Inc.
5.875% due 08/15/27 ~ 390,000 383,190
DISH DBS Corp.
5.125% due 06/01/29  350,000 235,151
5.250% due 12/01/26 ~ 575,000 532,449
5.750% due 12/01/28 ~ 600,000 525,358
5.875% due 11/15/24  365,000 363,212
7.375% due 07/01/28  80,000 60,030
7.750% due 07/01/26  218,000 189,378
DISH Network Corp.
11.750% due 11/15/27 ~ 225,000 236,328
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 475,000 471,076
5.875% due 10/15/27 ~ 160,000 160,781
6.750% due 05/01/29 ~ 200,000 201,554
8.625% due 03/15/31 ~ 150,000 161,842
8.750% due 05/15/30 ~ 170,000 181,307
Gannett Holdings LLC
6.000% due 11/01/26 ~ 100,000 100,252
GCI LLC
4.750% due 10/15/28 ~ 200,000 192,230
Gen Digital, Inc.
6.750% due 09/30/27 ~ 150,000 154,238
7.125% due 09/30/30 ~ 74,000 77,713
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 100,043

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Gray Television, Inc.
5.375% due 11/15/31 ~ $ 350,000 $ 219,156
10.500% due 07/15/29 ~ 88,000 92,000
GrubHub Holdings, Inc.
5.500% due 07/01/27 ~ 100,000 92,867
Hughes Satellite Systems Corp.
5.250% due 08/01/26  400,000 372,487
6.625% due 08/01/26  150,000 130,691
iHeartCommunications, Inc.
5.250% due 08/15/27 ~ 191,000 130,573
6.375% due 05/01/26  200,000 175,234
8.375% due 05/01/27  100,000 53,862
Iliad Holding SASU (France)
6.500% due 10/15/26 ~ 266,000 269,105
8.500% due 04/15/31 ~ 225,000 242,207
Intelsat Jackson Holdings SA (Luxembourg)
6.500% due 03/15/30 ~ 415,000 398,099
Lamar Media Corp.
3.625% due 01/15/31  120,000 109,762
4.875% due 01/15/29  200,000 197,739
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 300,000 243,385
6.750% due 10/15/27 ~ 300,000 274,768
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 100,000 70,250
4.625% due 09/15/27 ~ 81,000 71,747
4.875% due 06/15/29 ~ 300,000 253,500
10.000% due 10/15/32 ~ 312,620 299,138
10.500% due 05/15/30 ~ 118,000 127,588
11.000% due 11/15/29 ~ 400,000 443,530
Lumen Technologies, Inc.
10.000% due 10/15/32 ~ 651,000 631,457
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 125,000 112,041
4.125% due 08/01/30 ~ 150,000 140,633
4.625% due 06/01/28 ~ 135,000 131,370
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 350,000 346,165
7.375% due 09/01/31 ~ 125,000 129,795
Midcontinent Communications
8.000% due 08/15/32 ~ 88,000 89,678
Millennium Escrow Corp.
6.625% due 08/01/26 ~ 150,000 94,481
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 475,000 465,735
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 199,000 196,371
News Corp.
3.875% due 05/15/29 ~ 85,000 80,459
5.125% due 02/15/32 ~ 100,000 98,335
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 285,000 272,524
5.625% due 07/15/27 ~ 238,000 235,918
Optics Bidco SpA (Italy)
7.200% due 07/18/36 ~ 374,000 404,357
7.721% due 06/04/38 ~ 101,000 111,879
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.625% due 03/15/30 ~ 200,000 190,214
7.375% due 02/15/31 ~ 50,000 53,421
Paramount Global
6.250% due 02/28/57  292,000 260,839
a
Principal
Amount Value
Qwest Corp.
7.250% due 09/15/25  $ 35,000 $ 34,881
Radiate Holdco LLC/Radiate Finance, Inc.
6.500% due 09/15/28 ~ 83,000 55,386
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 300,000 264,375
9.750% due 04/15/29 ~ 400,000 437,312
11.250% due 02/15/27 ~ 200,000 219,103
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 98,347
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 175,000 130,578
Scripps Escrow, Inc.
5.875% due 07/15/27 ~ 150,000 130,658
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~ 450,000 352,688
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~ 146,000 141,172
4.000% due 07/15/28 ~ 275,000 259,655
4.125% due 07/01/30 ~ 250,000 226,893
5.000% due 08/01/27 ~ 160,000 157,520
5.500% due 07/01/29 ~ 360,000 351,976
Stagwell Global LLC
5.625% due 08/15/29 ~ 250,000 241,897
Summer BC Bidco B LLC
5.500% due 10/31/26 ~ 200,000 197,739
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 250,000 236,758
TEGNA, Inc.
4.625% due 03/15/28  235,000 225,118
4.750% due 03/15/26 ~ 141,000 139,312
5.000% due 09/15/29  224,000 213,534
Telecom Italia Capital SA (Italy)
7.200% due 07/18/36  126,000 131,752
7.721% due 06/04/38  49,000 52,347
Telenet Finance Luxembourg Notes SARL
(Belgium)
5.500% due 03/01/28 ~ 400,000 392,547
Telesat Canada/Telesat LLC Class L
(Canada)
6.500% due 10/15/27 ~ 134,000 45,133
Townsquare Media, Inc.
6.875% due 02/01/26 ~ 100,000 99,871
Univision Communications, Inc.
4.500% due 05/01/29 ~ 172,000 153,793
6.625% due 06/01/27 ~ 155,000 155,609
7.375% due 06/30/30 ~ 206,000 199,540
8.000% due 08/15/28 ~ 261,000 267,071
8.500% due 07/31/31 ~ 175,000 175,559
Urban One, Inc.
7.375% due 02/01/28 ~ 310,000 224,026
Viasat, Inc.
5.625% due 04/15/27 ~ 500,000 472,258
7.500% due 05/30/31 ~ 136,000 93,802
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 178,070
5.500% due 05/15/29 ~ 223,000 214,056
Vmed O2 U.K. Financing I PLC (United
Kingdom)
4.750% due 07/15/31 ~ 700,000 623,793
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81  250,000 242,027

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.125% due 06/04/81  $ 500,000 $ 453,819
5.125% due 06/04/81  100,000 82,575
7.000% due 04/04/79  200,000 211,316
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 100,000 92,207
Wayfair LLC
due 10/31/29 # ~ 126,000 129,397
Windstream Escrow LLC/Windstream
Escrow Finance Corp.
due 10/01/31 # ~ 112,000 114,009
7.750% due 08/15/28 ~ 396,000 396,655
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 450,000 402,913
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 215,000 202,147
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 184,582
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~ 200,000 190,262
36,847,617
Consumer, Cyclical - 20.6%
Acushnet Co.
7.375% due 10/15/28 ~ 21,000 22,158
Adams Homes, Inc.
9.250% due 10/15/28 ~ 200,000 213,568
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ 63,000 64,945
8.250% due 04/15/31 ~ 63,000 66,914
Advance Auto Parts, Inc.
1.750% due 10/01/27  500,000 447,044
3.900% due 04/15/30  100,000 89,502
Affinity Interactive
6.875% due 12/15/27 ~ 200,000 172,086
Air Canada (Canada)
3.875% due 08/15/26 ~ 205,000 199,791
Allegiant Travel Co.
7.250% due 08/15/27 ~ 200,000 198,494
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 300,000 130,554
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 300,000 272,982
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~ 165,000 130,063
10.000% Cash or 12.000% PIK due
06/15/26 ~ 200,000 199,984
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 40,015
American Airlines, Inc.
7.250% due 02/15/28 ~ 600,000 614,710
8.500% due 05/15/29 ~ 460,000 488,354
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.500% due 04/20/26 ~ 137,083 136,805
5.750% due 04/20/29 ~ 45,000 44,962
American Axle & Manufacturing, Inc.
6.250% due 03/15/26  9,000 9,047
6.875% due 07/01/28  150,000 149,881
American Builders & Contractors Supply
Co., Inc.
4.000% due 01/15/28 ~ 129,000 124,240
Asbury Automotive Group, Inc.
4.500% due 03/01/28  150,000 146,142
4.750% due 03/01/30  218,000 208,831
a
Principal
Amount Value
Ashton Woods USA LLC/Ashton Woods
Finance Co.
6.625% due 01/15/28 ~ $ 250,000 $ 252,477
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 200,000 196,440
At Home Group, Inc.
4.875% due 07/15/28 ~ 290,000 141,288
Avianca Midco 2 PLC (United Kingdom)
9.000% due 12/01/28 ~ 400,000 399,335
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 200,000 208,041
Bath & Body Works, Inc.
6.694% due 01/15/27  195,000 201,555
6.750% due 07/01/36  90,000 92,851
6.875% due 11/01/35  300,000 312,935
BCPE Empire Holdings, Inc.
7.625% due 05/01/27 ~ 190,000 190,796
Beacon Roofing Supply, Inc.
4.500% due 11/15/26 ~ 150,000 147,807
6.500% due 08/01/30 ~ 65,000 67,336
Beazer Homes USA, Inc.
7.500% due 03/15/31 ~ 25,000 25,972
Bloomin' Brands, Inc./OSI Restaurant
Partners LLC
5.125% due 04/15/29 ~ 100,000 93,726
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 100,000 96,395
Boyd Gaming Corp.
4.750% due 12/01/27  550,000 544,807
Boyne USA, Inc.
4.750% due 05/15/29 ~ 100,000 96,208
Brinker International, Inc.
5.000% due 10/01/24 ~ 100,000 100,000
8.250% due 07/15/30 ~ 50,000 53,767
Brookfield Residential Properties, Inc./
Brookfield Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~ 65,000 61,247
5.000% due 06/15/29 ~ 100,000 95,937
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 200,000 207,008
7.000% due 02/15/30 ~ 500,000 522,690
Carnival Corp.
4.000% due 08/01/28 ~ 725,000 700,689
5.750% due 03/01/27 ~ 387,000 392,177
6.000% due 05/01/29 ~ 300,000 304,147
6.650% due 01/15/28  200,000 205,540
Carvana Co.
12.000% Cash or 12.000% PIK due
12/01/28 ~ 573,416 602,716
13.000% Cash or 13.000% PIK due
06/01/30 ~ 159,057 173,088
14.000% Cash or 14.000% PIK due
06/01/31 ~ 218,871 258,001
CD&R Smokey Buyer, Inc.
6.750% due 07/15/25 ~ 120,000 120,069
CD&R Smokey Buyer, Inc./Radio Systems
Corp.
due 10/15/29 # ~ 115,000 115,253
CEC Entertainment LLC
6.750% due 05/01/26 ~ 88,000 87,348
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
5.250% due 07/15/29  250,000 245,816

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.500% due 10/01/28  $ 100,000 $ 101,357
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 230,000 229,296
6.750% due 05/01/31 ~ 510,000 527,293
Cinemark USA, Inc.
7.000% due 08/01/32 ~ 17,000 17,761
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 47,000 48,481
8.500% due 05/15/27 ~ 500,000 502,565
Cooper-Standard Automotive, Inc.
5.625% Cash or 10.625% PIK due
05/15/27 ~ 328,804 269,163
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 69,000 73,017
Crocs, Inc.
4.125% due 08/15/31 ~ 150,000 136,409
Dana, Inc.
4.250% due 09/01/30  100,000 89,865
4.500% due 02/15/32  300,000 266,247
Dave & Buster's, Inc.
7.625% due 11/01/25 ~ 140,000 140,231
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ 150,000 132,185
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 38,000 40,191
eG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 200,000 223,406
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 58,000 61,999
Empire Resorts, Inc.
7.750% due 11/01/26 ~ 300,000 289,967
Evergreen Acqco 1 LP/TVI, Inc.
9.750% due 04/26/28 ~ 162,000 170,986
Everi Holdings, Inc.
5.000% due 07/15/29 ~ 200,000 199,227
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 240,000 239,664
5.875% due 04/01/29 ~ 250,000 234,155
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 ~ 215,000 200,447
FirstCash, Inc.
4.625% due 09/01/28 ~ 150,000 144,940
5.625% due 01/01/30 ~ 75,000 74,377
6.875% due 03/01/32 ~ 67,000 69,035
Foot Locker, Inc.
4.000% due 10/01/29 ~ 350,000 304,711
Forestar Group, Inc.
5.000% due 03/01/28 ~ 150,000 146,233
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 300,000 300,663
Gap, Inc.
3.625% due 10/01/29 ~ 345,000 312,413
Garrett Motion Holdings, Inc./Garrett LX I
SARL
7.750% due 05/31/32 ~ 160,000 163,865
Gates Corp.
6.875% due 07/01/29 ~ 56,000 58,078
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 17,000 17,216
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 100,000 96,817
a
Principal
Amount Value
8.750% due 01/15/32 ~ $ 100,000 $ 93,653
Goodyear Tire & Rubber Co.
5.000% due 05/31/26  450,000 443,443
5.250% due 07/15/31  85,000 76,756
5.625% due 04/30/33  400,000 353,227
GPS Hospitality Holding Co. LLC/GPS
Finco, Inc.
7.000% due 08/15/28 ~ 199,000 123,646
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 100,000 95,491
6.375% due 01/15/30 ~ 38,000 38,699
Guitar Center, Inc.
8.500% due 01/15/26 ~ 100,000 87,407
Hanesbrands, Inc.
9.000% due 02/15/31 ~ 195,000 210,667
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 450,000 406,953
4.000% due 05/01/31 ~ 190,000 177,789
5.875% due 04/01/29 ~ 25,000 25,648
5.875% due 03/15/33 ~ 75,000 76,468
6.125% due 04/01/32 ~ 54,000 55,642
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
5.000% due 06/01/29 ~ 300,000 285,237
6.625% due 01/15/32 ~ 122,000 123,579
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
4.875% due 04/01/27  215,000 214,515
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.120% PIK due
05/15/29 ~ 250,000 244,945
International Game Technology PLC
4.125% due 04/15/26 ~ 200,000 197,519
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 155,732
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 200,000 195,982
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 67,000 70,920
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ 359,000 378,490
K Hovnanian Enterprises, Inc.
11.750% due 09/30/29 ~ 200,000 222,704
KB Home
6.875% due 06/15/27  75,000 78,208
7.250% due 07/15/30  185,000 193,345
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
4.750% due 06/01/27 ~ 200,000 199,033
Kohl's Corp.
4.625% due 05/01/31  138,000 116,392
5.550% due 07/17/45  300,000 206,646
Landsea Homes Corp.
8.875% due 04/01/29 ~ 50,000 52,779
Las Vegas Sands Corp.
2.900% due 06/25/25  150,000 147,483
LBM Acquisition LLC
6.250% due 01/15/29 ~ 250,000 236,628
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 96,168
8.250% due 08/01/31 ~ 97,000 103,075

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Levi Strauss & Co.
3.500% due 03/01/31 ~ $ 105,000 $ 95,283
LGI Homes, Inc.
4.000% due 07/15/29 ~ 275,000 254,890
8.750% due 12/15/28 ~ 37,000 39,647
Life Time, Inc.
5.750% due 01/15/26 ~ 122,000 122,204
Light & Wonder International, Inc.
7.250% due 11/15/29 ~ 156,000 161,517
7.500% due 09/01/31 ~ 138,000 144,846
Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/28 ~ 100,000 104,707
Lindblad Expeditions LLC
6.750% due 02/15/27 ~ 100,000 100,752
Lions Gate Capital Holdings 1, Inc.
5.500% due 04/15/29 ~ 40,000 36,009
Lions Gate Capital Holdings LLC
5.500% due 04/15/29 ~ 92,000 67,530
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 90,000 84,062
4.375% due 01/15/31 ~ 150,000 139,692
4.625% due 12/15/27 ~ 150,000 146,782
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 57,804
4.750% due 10/15/27 ~ 110,000 108,542
5.625% due 03/15/26 ~ 331,000 331,329
Macy's Retail Holdings LLC
4.300% due 02/15/43  300,000 208,828
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 200,000 194,734
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 135,000 127,089
4.750% due 01/15/28  150,000 144,240
Melco Resorts Finance Ltd. (Hong Kong)
5.250% due 04/26/26 ~ 500,000 491,301
5.375% due 12/04/29 ~ 200,000 187,736
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 200,000 194,564
MGM Resorts International
4.625% due 09/01/26  150,000 149,164
5.500% due 04/15/27  300,000 301,246
6.125% due 09/15/29  122,000 123,605
6.500% due 04/15/32  50,000 50,985
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 300,000 221,728
7.875% due 05/01/29 ~ 115,000 67,478
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 259,000 248,611
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~ 260,000 257,331
13.250% due 12/15/27 ~ 150,000 170,705
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 100,000 95,178
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 85,000 76,687
4.750% due 09/15/29  99,000 96,316
5.625% due 05/01/27  100,000 100,007
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 260,000 260,179
7.750% due 02/15/29 ~ 100,000 107,232
8.125% due 01/15/29 ~ 475,000 508,354
8.375% due 02/01/28 ~ 83,000 87,221
a
Principal
Amount Value
NCL Finance Ltd.
6.125% due 03/15/28 ~ $ 125,000 $ 127,589
New Home Co., Inc.
9.250% due 10/01/29 ~ 63,000 66,459
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 10,000 9,383
3.875% due 01/15/28 ~ 350,000 336,624
4.000% due 10/15/30 ~ 758,000 699,654
5.625% due 09/15/29 ~ 94,000 95,476
6.125% due 06/15/29 ~ 85,000 87,525
Newell Brands, Inc.
5.700% due 04/01/26  335,000 336,112
6.375% due 09/15/27  168,000 170,441
6.625% due 09/15/29  290,000 294,153
6.875% due 04/01/36  130,000 124,033
NMG Holding Co., Inc./Neiman Marcus
Group LLC
8.500% due 10/01/28 ~ 125,000 127,347
Nordstrom, Inc.
4.375% due 04/01/30  410,000 376,574
6.950% due 03/15/28  172,000 178,895
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 100,000 105,162
Ontario Gaming GTA LP/OTG Co-Issuer,
Inc. (Canada)
8.000% due 08/01/30 ~ 38,000 39,519
OPENLANE, Inc.
5.125% due 06/01/25 ~ 108,000 107,774
Park River Holdings, Inc.
5.625% due 02/01/29 ~ 100,000 86,219
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 200,000 182,367
5.625% due 01/15/27 ~ 100,000 99,102
Penske Automotive Group, Inc.
3.500% due 09/01/25  139,000 136,816
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 250,000 239,912
7.750% due 02/15/29 ~ 250,000 247,035
Phinia, Inc.
6.625% due 10/15/32 ~ 48,000 48,431
6.750% due 04/15/29 ~ 78,000 80,594
PM General Purchaser LLC
9.500% due 10/01/28 ~ 91,000 92,657
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 438,000 327,990
QVC, Inc.
4.450% due 02/15/25  100,000 99,503
6.875% due 04/15/29 ~ 61,250 50,949
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 293,000 317,636
Real Hero Merger Sub 2, Inc.
6.250% due 02/01/29 ~ 200,000 174,141
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 100,000 94,284
6.500% due 07/15/32 ~ 60,000 61,666
Resorts World Las Vegas LLC/RWLV
Capital, Inc.
4.625% due 04/16/29 ~ 400,000 360,337
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 81,000 83,842
7.750% due 03/15/31 ~ 87,000 92,765

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~ $ 200,000 $ 202,089
5.500% due 04/01/28 ~ 450,000 455,987
5.625% due 09/30/31 ~ 135,000 136,856
6.250% due 03/15/32 ~ 525,000 544,931
S&S Holdings LLC
due 10/01/31 # ~ 77,000 77,586
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 207,000 203,765
11.250% due 12/15/27 ~ 105,000 109,020
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  72,000 74,014
Scotts Miracle-Gro Co.
4.000% due 04/01/31  200,000 183,488
4.500% due 10/15/29  200,000 192,532
5.250% due 12/15/26  100,000 100,215
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 112,000 109,376
Shea Homes LP/Shea Homes Funding
Corp.
4.750% due 02/15/28  200,000 195,838
Six Flags Entertainment Corp.
5.500% due 04/15/27 ~ 300,000 298,339
7.250% due 05/15/31 ~ 200,000 207,289
Six Flags Entertainment Corp./Six Flags
Theme Parks, Inc.
6.625% due 05/01/32 ~ 83,000 86,014
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 400,000 375,874
Spirit Loyalty Cayman Ltd./Spirit IP Cayman
Ltd.
8.000% due 09/20/25 ~ 145,414 80,023
Staples, Inc.
10.750% due 09/01/29 ~ 450,000 437,198
12.750% due 01/15/30 ~ 175,727 144,543
Station Casinos LLC
4.500% due 02/15/28 ~ 190,000 183,607
4.625% due 12/01/31 ~ 86,000 79,828
6.625% due 03/15/32 ~ 50,000 51,156
STL Holding Co. LLC
8.750% due 02/15/29 ~ 21,000 22,358
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 400,000 368,003
Taylor Morrison Communities, Inc.
5.750% due 01/15/28 ~ 300,000 305,504
Tempur Sealy International, Inc.
4.000% due 04/15/29 ~ 450,000 420,110
Tenneco, Inc.
8.000% due 11/17/28 ~ 300,000 278,641
Thor Industries, Inc.
4.000% due 10/15/29 ~ 110,000 102,578
Titan International, Inc.
7.000% due 04/30/28  200,000 199,204
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 194,000 191,852
10.500% due 05/15/29 ~ 200,000 201,286
Travel & Leisure Co.
4.625% due 03/01/30 ~ 250,000 234,061
6.625% due 07/31/26 ~ 200,000 203,916
Tri Pointe Homes, Inc.
5.250% due 06/01/27  100,000 100,584
United Airlines Holdings, Inc.
4.875% due 01/15/25  150,000 149,848
a
Principal
Amount Value
United Airlines, Inc.
4.375% due 04/15/26 ~ $ 96,000 $ 94,535
4.625% due 04/15/29 ~ 300,000 290,076
Vail Resorts, Inc.
6.500% due 05/15/32 ~ 98,000 102,471
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 25,000 26,053
Verde Purchaser LLC
10.500% due 11/30/30 ~ 100,000 108,649
VF Corp.
2.800% due 04/23/27  31,000 29,409
2.950% due 04/23/30  150,000 131,724
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 138,000 122,019
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 53,000 55,695
Viking Cruises Ltd.
5.875% due 09/15/27 ~ 27,000 27,000
9.125% due 07/15/31 ~ 150,000 164,135
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 300,000 299,234
VistaJet Malta Finance PLC/Vista
Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 455,000 444,524
9.500% due 06/01/28 ~ 67,000 65,549
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30  50,000 40,613
3.450% due 06/01/26  367,000 353,352
4.800% due 11/18/44  352,000 263,695
8.125% due 08/15/29  72,000 71,935
Wheel Pros, Inc.
6.500% due 05/15/29 ~ ∂ 100,000 1,125
White Cap Buyer LLC
6.875% due 10/15/28 ~ 170,000 171,734
William Carter Co.
5.625% due 03/15/27 ~ 214,000 213,755
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 183,000 195,980
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 200,000 200,352
Wolverine World Wide, Inc.
4.000% due 08/15/29 ~ 100,000 88,350
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 106,000 102,328
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.250% due 05/15/27 ~ 200,000 200,289
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 390,000 366,795
5.500% due 10/01/27 ~ 200,000 195,689
5.625% due 08/26/28 ~ 300,000 291,495
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 200,000 197,724
6.250% due 03/15/33 ~ 160,000 162,187
7.125% due 02/15/31 ~ 117,000 126,304
Yum! Brands, Inc.
5.350% due 11/01/43  100,000 98,664
6.875% due 11/15/37  100,000 113,768
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 300,000 302,755
6.875% due 04/14/28 ~ 150,000 151,540

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
7.125% due 04/14/30 ~ $ 150,000 $ 155,605
49,111,364
Consumer, Non-Cyclical - 15.8%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 225,000 214,550
ACCO Brands Corp.
4.250% due 03/15/29 ~ 250,000 234,280
AdaptHealth LLC
4.625% due 08/01/29 ~ 190,000 176,134
5.125% due 03/01/30 ~ 177,000 165,819
ADT Security Corp.
4.875% due 07/15/32 ~ 200,000 191,251
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 50,000 49,571
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ 150,000 147,696
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~ 203,000 196,477
3.500% due 03/15/29 ~ 500,000 467,623
4.625% due 01/15/27 ~ 350,000 341,389
7.500% due 03/15/26 ~ 125,000 126,294
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 275,011
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 200,000 178,926
9.750% due 07/15/27 ~ 297,000 297,919
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 566,000 532,160
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 147,000 131,776
AMN Healthcare, Inc.
4.625% due 10/01/27 ~ 217,000 212,306
APi Group DE, Inc.
4.125% due 07/15/29 ~ 150,000 141,175
APX Group, Inc.
6.750% due 02/15/27 ~ 450,000 451,669
Arrow Bidco LLC
10.750% due 06/15/25 ~ 78,000 79,955
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.375% due 03/01/29 ~ 90,000 84,209
8.000% due 02/15/31 ~ 100,000 102,364
8.250% due 01/15/30 ~ 75,000 76,778
B&G Foods, Inc.
8.000% due 09/15/28 ~ 392,000 410,542
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 445,000 471,144
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 410,000 321,233
5.500% due 11/01/25 ~ 346,000 338,912
5.750% due 08/15/27 ~ 140,000 119,486
6.125% due 02/01/27 ~ 185,000 167,256
7.000% due 01/15/28 ~ 388,000 266,347
7.250% due 05/30/29 ~ 98,000 60,457
9.000% due 12/15/25 ~ 50,000 48,152
11.000% due 09/30/28 ~ 639,000 597,465
BC Ltd. (Canada)
9.000% due 01/30/28 ~ 106,000 105,155
Block, Inc.
3.500% due 06/01/31  283,000 258,314
a
Principal
Amount Value
6.500% due 05/15/32 ~ $ 172,000 $ 179,322
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 400,000 429,551
Brink's Co.
6.500% due 06/15/29 ~ 50,000 51,842
6.750% due 06/15/32 ~ 75,000 78,323
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 300,000 255,872
Carriage Services, Inc.
4.250% due 05/15/29 ~ 100,000 92,732
Catalent Pharma Solutions, Inc.
3.125% due 02/15/29 ~ 200,000 196,644
3.500% due 04/01/30 ~ 200,000 196,884
Central Garden & Pet Co.
4.125% due 10/15/30  335,000 311,779
Champions Financing, Inc.
8.750% due 02/15/29 ~ 305,000 310,915
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 133,000 125,312
4.250% due 05/01/28 ~ 192,000 186,895
Cheplapharm Arzneimittel GmbH
(Germany)
5.500% due 01/15/28 ~ 200,000 194,159
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 100,000 97,485
7.625% due 07/01/29 ~ 69,000 72,545
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 115,000 101,174
5.250% due 05/15/30 ~ 695,000 640,182
5.625% due 03/15/27 ~ 105,000 103,405
6.000% due 01/15/29 ~ 300,000 291,518
6.125% due 04/01/30 ~ 194,000 166,035
6.875% due 04/01/28 ~ 200,000 169,075
6.875% due 04/15/29 ~ 200,000 181,543
10.875% due 01/15/32 ~ 298,000 328,764
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 150,000 151,403
Concentra Escrow Issuer Corp.
6.875% due 07/15/32 ~ 44,000 46,322
CoreCivic, Inc.
4.750% due 10/15/27  60,000 57,334
8.250% due 04/15/29  73,000 77,335
CPI CG, Inc.
10.000% due 07/15/29 ~ 50,000 52,671
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 99,000 98,573
6.000% due 06/15/30 ~ 145,000 146,522
DaVita, Inc.
3.750% due 02/15/31 ~ 500,000 451,417
4.625% due 06/01/30 ~ 400,000 381,614
6.875% due 09/01/32 ~ 170,000 175,764
Deluxe Corp.
8.000% due 06/01/29 ~ 70,000 66,460
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 125,000 118,374
5.500% due 06/01/28 ~ 100,000 99,507
Elanco Animal Health, Inc.
6.650% due 08/28/28  130,000 134,882
Embecta Corp.
5.000% due 02/15/30 ~ 280,000 258,043
6.750% due 02/15/30 ~ 100,000 95,265

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Encompass Health Corp.
5.750% due 09/15/25  $ 57,000 $ 56,901
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 166,000 178,082
FAGE International SA/FAGE USA Dairy
Industry, Inc. (Luxembourg)
5.625% due 08/15/26 ~ 100,000 99,327
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 128,000 135,921
9.625% due 09/15/32 ~ 30,000 31,129
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 290,000 292,266
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 100,000 98,274
6.000% due 06/01/29 ~ 150,000 144,093
8.250% due 08/01/32 ~ 67,000 68,637
9.500% due 11/01/27 ~ 78,000 78,174
GEO Group, Inc.
8.625% due 04/15/29  100,000 104,039
10.250% due 04/15/31  67,000 71,489
Graham Holdings Co.
5.750% due 06/01/26 ~ 100,000 100,057
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 133,000 134,215
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 96,769
Heartland Dental LLC/Heartland Dental
Finance Corp.
10.500% due 04/30/28 ~ 120,000 128,541
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% due 09/01/25 ~ 350,000 349,053
Herc Holdings, Inc.
6.625% due 06/15/29 ~ 470,000 487,204
Hertz Corp.
5.000% due 12/01/29 ~ 300,000 198,446
12.625% due 07/15/29 ~ 31,000 33,820
HLF Financing SARL LLC/Herbalife
International, Inc.
12.250% due 04/15/29 ~ 127,000 126,725
Hologic, Inc.
3.250% due 02/15/29 ~ 300,000 279,759
4.625% due 02/01/28 ~ 191,000 187,564
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 100,000 91,555
IQVIA, Inc.
5.000% due 10/15/26 ~ 300,000 299,434
6.500% due 05/15/30 ~ 200,000 208,864
Jazz Securities DAC
4.375% due 01/15/29 ~ 300,000 290,376
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 150,000 142,969
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 129,000 134,310
Korn Ferry
4.625% due 12/15/27 ~ 150,000 146,744
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 75,000 75,377
10.750% due 06/30/32 ~ 75,000 70,900
Lamb Weston Holdings, Inc.
4.875% due 05/15/28 ~ 600,000 596,829
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 43,000 42,538
a
Principal
Amount Value
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~ $ 230,000 $ 225,750
LifePoint Health, Inc.
9.875% due 08/15/30 ~ 142,000 156,520
10.000% due 06/01/32 ~ 120,000 132,074
11.000% due 10/15/30 ~ 170,000 192,038
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC
14.750% due 11/14/28 ~ 100,000 109,170
Matthews International Corp.
8.625% due 10/01/27 ~ 42,000 42,871
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 100,000 96,174
Medline Borrower LP
3.875% due 04/01/29 ~ 255,000 241,642
5.250% due 10/01/29 ~ 388,000 380,986
Medline Borrower LP/Medline Co-Issuer,
Inc.
6.250% due 04/01/29 ~ 844,000 870,654
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 59,000 56,824
ModivCare Escrow Issuer, Inc.
5.000% due 10/01/29 ~ 250,000 155,949
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 345,000 315,791
4.375% due 06/15/28 ~ 150,000 145,957
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~ 290,000 209,378
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 200,000 184,563
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 59,909
Organon & Co./Organon Foreign Debt
Co-Issuer BV
4.125% due 04/30/28 ~ 504,000 485,043
5.125% due 04/30/31 ~ 200,000 188,557
6.750% due 05/15/34 ~ 200,000 206,804
7.875% due 05/15/34 ~ 200,000 212,140
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 80,000 72,422
6.625% due 04/01/30 ~ 139,000 135,059
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 158,000 150,406
6.125% due 09/15/32 ~ 126,000 128,911
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  200,000 167,359
6.125% due 09/30/32  135,000 136,134
Port of Newcastle Investments Financing
Pty. Ltd. (Australia)
5.900% due 11/24/31 ~ 50,000 47,835
Post Holdings, Inc.
due 10/15/34 # ~ 117,000 118,030
4.500% due 09/15/31 ~ 500,000 467,574
6.250% due 02/15/32 ~ 60,000 61,857
6.375% due 03/01/33 ~ 217,000 221,084
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 275,000 283,908
Prime Security Services Borrower LLC/
Prime Finance, Inc.
3.375% due 08/31/27 ~ 400,000 380,437
5.750% due 04/15/26 ~ 246,000 247,326
6.250% due 01/15/28 ~ 50,000 50,051

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Primo Water Holdings, Inc. (Canada)
4.375% due 04/30/29 ~ $ 188,000 $ 180,446
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 103,000 103,983
10.875% due 08/01/29 ~ 488,000 473,427
Safeway, Inc.
7.250% due 02/01/31  150,000 155,219
Select Medical Corp.
6.250% due 08/15/26 ~ 200,000 201,379
Service Corp. International
3.375% due 08/15/30  126,000 114,286
5.125% due 06/01/29  206,000 206,237
5.750% due 10/15/32  130,000 131,014
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
4.625% due 11/01/26 ~ 50,000 49,526
6.750% due 08/15/32 ~ 214,000 223,590
Signal Parent, Inc.
6.125% due 04/01/29 ~ 200,000 123,833
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed
4.625% due 03/01/29 ~ 345,000 327,658
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 125,000 129,970
Sotheby's
7.375% due 10/15/27 ~ 200,000 193,489
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 150,000 132,222
Star Parent, Inc.
9.000% due 10/01/30 ~ 134,000 144,027
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 62,000 64,791
Teleflex, Inc.
4.250% due 06/01/28 ~ 95,000 92,094
4.625% due 11/15/27  300,000 296,094
Tenet Healthcare Corp.
4.375% due 01/15/30  236,000 226,592
5.125% due 11/01/27  576,000 574,287
6.125% due 06/15/30  1,100,000 1,119,351
6.750% due 05/15/31  212,000 221,156
Toledo Hospital
5.325% due 11/15/28  164,000 162,970
TriNet Group, Inc.
3.500% due 03/01/29 ~ 115,000 106,928
7.125% due 08/15/31 ~ 50,000 52,141
Turning Point Brands, Inc.
5.625% due 02/15/26 ~ 100,000 100,100
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 102,000 105,775
U.S. Foods, Inc.
due 04/15/33 # ~ 121,000 121,432
4.750% due 02/15/29 ~ 250,000 243,993
6.875% due 09/15/28 ~ 76,000 79,308
7.250% due 01/15/32 ~ 89,000 94,304
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 300,000 286,419
United Rentals North America, Inc.
3.875% due 11/15/27  175,000 170,795
3.875% due 02/15/31  400,000 372,424
4.875% due 01/15/28  115,000 114,238
5.250% due 01/15/30  142,000 142,232
a
Principal
Amount Value
5.500% due 05/15/27  $ 130,000 $ 130,322
6.125% due 03/15/34 ~ 53,000 54,839
Valvoline, Inc.
3.625% due 06/15/31 ~ 150,000 134,387
Vector Group Ltd.
5.750% due 02/01/29 ~ 300,000 304,334
VT Topco, Inc.
8.500% due 08/15/30 ~ 68,000 72,620
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 197,000 207,675
WASH Multifamily Acquisition, Inc.
5.750% due 04/15/26 ~ 255,000 253,847
Williams Scotsman, Inc.
4.625% due 08/15/28 ~ 100,000 97,286
6.125% due 06/15/25 ~ 105,000 104,986
6.625% due 06/15/29 ~ 47,000 48,434
7.375% due 10/01/31 ~ 102,000 107,874
WW International, Inc.
4.500% due 04/15/29 ~ 51,000 11,771
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 350,000 317,031
37,613,941
Diversified - 0.2%
Benteler International AG (Austria)
10.500% due 05/15/28 ~ 200,000 211,611
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 200,000 210,356
7.625% due 02/15/31 ~ 42,000 44,116
466,083
Energy - 11.7%
Aethon United BR LP/Aethon United
Finance Corp.
due 10/01/29 # ~ 121,000 122,689
8.250% due 02/15/26 ~ 100,000 101,244
Alliance Resource Operating Partners LP/
Alliance Resource Finance Corp.
8.625% due 06/15/29 ~ 50,000 53,175
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 135,000 133,696
5.750% due 03/01/27 ~ 200,000 200,335
5.750% due 01/15/28 ~ 197,000 197,458
6.625% due 02/01/32 ~ 78,000 80,792
Archrock Partners LP/Archrock Partners
Finance Corp.
6.250% due 04/01/28 ~ 250,000 251,440
6.625% due 09/01/32 ~ 131,000 134,431
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
7.000% due 11/01/26 ~ 80,000 80,136
8.250% due 12/31/28 ~ 165,000 169,169
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 338,000 337,091
8.500% due 04/30/30 ~ 128,000 132,773
Berry Petroleum Co. LLC
7.000% due 02/15/26 ~ 100,000 97,120
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.625% due 07/15/26 ~ 50,000 50,126
7.000% due 07/15/29 ~ 38,000 39,536
7.250% due 07/15/32 ~ 33,000 34,658

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bristow Group, Inc.
6.875% due 03/01/28 ~ $ 100,000 $ 98,796
Buckeye Partners LP
4.125% due 03/01/25 ~ 86,000 85,353
4.500% due 03/01/28 ~ 105,000 101,915
5.850% due 11/15/43  250,000 223,733
6.875% due 07/01/29 ~ 23,000 23,585
California Resources Corp.
8.250% due 06/15/29 ~ 247,000 251,900
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
9.750% due 07/15/28 ~ 50,000 49,185
Chesapeake Energy Corp.
5.875% due 02/01/29 ~ 185,000 186,096
Chord Energy Corp.
6.375% due 06/01/26 ~ 150,000 150,452
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 60,000 59,381
8.375% due 07/01/28 ~ 205,000 213,347
8.625% due 11/01/30 ~ 133,000 141,023
8.750% due 07/01/31 ~ 212,000 224,675
CNX Midstream Partners LP
4.750% due 04/15/30 ~ 40,000 37,431
CNX Resources Corp.
6.000% due 01/15/29 ~ 250,000 251,553
7.250% due 03/01/32 ~ 50,000 52,549
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 270,000 252,653
6.750% due 03/01/29 ~ 116,000 113,250
Coronado Finance Pty. Ltd. (Australia)
due 10/01/29 # ~ 23,000 23,666
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 335,000 329,993
7.625% due 04/01/32 ~ 35,000 35,040
9.250% due 02/15/28 ~ 101,000 105,406
CVR Energy, Inc.
5.750% due 02/15/28 ~ 125,000 117,490
8.500% due 01/15/29 ~ 66,000 66,771
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 100,000 100,193
8.625% due 03/15/29 ~ 255,000 268,499
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 92,000 96,204
DT Midstream, Inc.
4.125% due 06/15/29 ~ 95,000 90,942
4.375% due 06/15/31 ~ 200,000 189,468
Encino Acquisition Partners Holdings LLC
8.750% due 05/01/31 ~ 75,000 78,940
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 30,000 31,053
Energy Transfer LP
7.125% due 10/01/54  58,000 59,355
8.000% due 05/15/54  100,000 107,668
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 200,000 203,022
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 108,000 104,649
6.375% due 04/01/29 ~ 868,000 896,884
7.500% due 06/01/27 ~ 100,000 103,008
7.500% due 06/01/30 ~ 100,000 109,896
a
Principal
Amount Value
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ $ 300,000 $ 287,606
FTAI Infra Escrow Holdings LLC
10.500% due 06/01/27 ~ 200,000 213,653
Genesis Energy LP/Genesis Energy
Finance Corp.
7.875% due 05/15/32  145,000 147,746
8.250% due 01/15/29  68,000 70,478
8.875% due 04/15/30  650,000 683,792
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  100,000 100,582
7.000% due 08/01/27  150,000 151,131
8.250% due 01/15/32 ~ 75,000 77,857
Greenfire Resources Ltd. (Canada)
12.000% due 10/01/28 ~ 40,000 43,299
Gulfport Energy Corp.
6.750% due 09/01/29 ~ 94,000 95,217
Harbour Energy PLC (United Kingdom)
5.500% due 10/15/26 ~ 200,000 199,299
Harvest Midstream I LP
7.500% due 09/01/28 ~ 200,000 204,820
7.500% due 05/15/32 ~ 29,000 30,527
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 50,000 53,659
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 230,000 219,772
5.625% due 02/15/26 ~ 200,000 200,172
6.500% due 06/01/29 ~ 47,000 48,683
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/30 ~ 50,000 48,780
6.250% due 11/01/28 ~ 300,000 299,646
6.250% due 04/15/32 ~ 250,000 243,545
6.875% due 05/15/34 ~ 67,000 66,897
8.375% due 11/01/33 ~ 85,000 91,705
Howard Midstream Energy Partners LLC
7.375% due 07/15/32 ~ 45,000 46,642
8.875% due 07/15/28 ~ 100,000 106,143
Ithaca Energy North Sea PLC (United
Kingdom)
9.000% due 07/15/26 ~ 200,000 203,311
ITT Holdings LLC
6.500% due 08/01/29 ~ 250,000 237,048
KCA Deutag U.K. Finance PLC (United
Kingdom)
9.875% due 12/01/25 ~ 100,000 100,735
Kinetik Holdings LP
5.875% due 06/15/30 ~ 290,000 292,210
6.625% due 12/15/28 ~ 255,000 264,860
Kodiak Gas Services LLC
7.250% due 02/15/29 ~ 354,000 366,632
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 125,000 124,945
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.
6.000% due 08/01/26 ~ 100,000 99,601
Matador Resources Co.
6.250% due 04/15/33 ~ 152,000 149,831
6.500% due 04/15/32 ~ 56,000 55,958
6.875% due 04/15/28 ~ 55,000 55,985
MEG Energy Corp. (Canada)
5.875% due 02/01/29 ~ 200,000 195,846
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ 113,000 111,655

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Murphy Oil Corp.
due 10/01/32 # $ 113,000 $ 111,575
5.875% due 12/01/27  76,000 76,986
6.375% due 07/15/28  323,000 328,410
Nabors Industries, Inc.
8.875% due 08/15/31 ~ 64,000 60,938
9.125% due 01/31/30 ~ 103,333 106,659
New Fortress Energy, Inc.
6.750% due 09/15/25 ~ 325,000 311,618
8.750% due 03/15/29 ~ 100,000 75,372
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.125% due 02/15/29 ~ 119,000 122,111
8.375% due 02/15/32 ~ 162,000 167,071
Noble Finance II LLC
8.000% due 04/15/30 ~ 164,000 169,339
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 58,000 60,509
Northriver Midstream Finance LP (Canada)
5.625% due 02/15/26 ~ 250,000 249,477
6.750% due 07/15/32 ~ 57,000 58,877
NuStar Logistics LP
6.000% due 06/01/26  171,000 172,150
Oceaneering International, Inc.
6.000% due 02/01/28  100,000 100,272
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ 140,000 132,644
5.875% due 07/15/27 ~ 132,000 131,767
6.625% due 08/15/32 ~ 97,000 98,549
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  150,000 148,180
7.875% due 09/15/30 ~ 86,000 88,666
Permian Resources Operating LLC
6.250% due 02/01/33 ~ 140,000 142,362
7.000% due 01/15/32 ~ 89,000 92,663
8.000% due 04/15/27 ~ 190,000 195,782
9.875% due 07/15/31 ~ 100,000 111,684
Prairie Acquiror LP
9.000% due 08/01/29 ~ 119,000 122,962
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~ 250,000 249,683
Puma International Financing SA
(Singapore)
5.000% due 01/24/26 ~ 200,000 197,166
Range Resources Corp.
4.750% due 02/15/30 ~ 29,000 27,994
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~ 250,000 245,974
4.800% due 05/15/30 ~ 200,000 188,603
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 40,000 39,554
Sitio Royalties Operating Partnership LP/
Sitio Finance Corp.
7.875% due 11/01/28 ~ 335,000 350,723
SM Energy Co.
6.625% due 01/15/27  100,000 100,284
6.750% due 09/15/26  60,000 60,018
6.750% due 08/01/29 ~ 100,000 100,492
7.000% due 08/01/32 ~ 94,000 94,428
Solaris Midstream Holdings LLC
7.625% due 04/01/26 ~ 100,000 100,836
a
Principal
Amount Value
South Bow Canadian Infrastructure
Holdings Ltd. (Canada)
7.500% due 03/01/55 ~ $ 106,000 $ 111,456
7.625% due 03/01/55 ~ 42,000 43,557
Southwestern Energy Co.
5.375% due 02/01/29  250,000 249,365
5.375% due 03/15/30  50,000 49,882
5.700% due 01/23/25  14,000 13,999
8.375% due 09/15/28  150,000 154,426
Star Holding LLC
8.750% due 08/01/31 ~ 250,000 238,713
Strathcona Resources Ltd. (Canada)
6.875% due 08/01/26 ~ 200,000 199,214
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ 60,000 62,808
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 200,000 181,544
Sunnova Energy Corp.
5.875% due 09/01/26 ~ 110,000 102,798
11.750% due 10/01/28 ~ 31,000 29,710
Sunoco LP
7.000% due 05/01/29 ~ 75,000 78,421
7.250% due 05/01/32 ~ 82,000 86,989
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  200,000 192,438
7.000% due 09/15/28 ~ 530,000 549,707
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.
6.000% due 12/31/30 ~ 215,000 204,388
6.000% due 09/01/31 ~ 200,000 189,566
7.375% due 02/15/29 ~ 370,000 374,463
Talos Production, Inc.
9.000% due 02/01/29 ~ 370,000 381,323
9.375% due 02/01/31 ~ 78,000 80,260
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 477,000 456,927
TransMontaigne Partners LP/TLP Finance
Corp.
6.125% due 02/15/26  50,000 49,179
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 19,062 19,513
Transocean, Inc.
8.250% due 05/15/29 ~ 40,000 39,689
8.500% due 05/15/31 ~ 153,000 152,126
9.350% due 12/15/41  490,000 441,430
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 525,000 541,140
Valaris Ltd.
8.375% due 04/30/30 ~ 133,000 137,107
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~ 544,000 506,202
6.250% due 01/15/30 ~ 243,000 254,888
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ 215,000 219,808
8.125% due 06/01/28 ~ 344,000 358,857
8.375% due 06/01/31 ~ 313,000 330,718
9.500% due 02/01/29 ~ 687,000 774,338
9.875% due 02/01/32 ~ 223,000 247,935
Viper Energy, Inc.
7.375% due 11/01/31 ~ 25,000 26,462
Viridien (France)
8.750% due 04/01/27 ~ 300,000 292,613

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Vital Energy, Inc.
7.875% due 04/15/32 ~ $ 134,000 $ 129,906
W&T Offshore, Inc.
11.750% due 02/01/26 ~ 150,000 153,044
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 74,000 73,005
27,813,453
Financial - 12.1%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 340,000 321,488
7.500% due 11/06/30 ~ 185,000 190,544
8.250% due 02/01/29 ~ 113,000 116,692
8.500% due 06/15/29 ~ 54,000 56,435
AG Issuer LLC
6.250% due 03/01/28 ~ 70,000 68,496
AG TTMT Escrow Issuer LLC
8.625% due 09/30/27 ~ 120,000 123,128
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.250% due 10/15/27 ~ 220,000 210,793
6.500% due 10/01/31 ~ 174,000 176,042
6.750% due 04/15/28 ~ 80,000 81,355
7.000% due 01/15/31 ~ 626,000 643,762
7.375% due 10/01/32 ~ 108,000 109,631
Ally Financial, Inc.
6.700% due 02/14/33  150,000 153,500
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 85,000 81,575
6.375% due 02/15/29 ~ 383,000 392,583
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.250% due 04/15/30 ~ 273,000 217,961
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 ~ 150,000 134,398
Ardonagh Group Finance Ltd. (United
Kingdom)
8.875% due 02/15/32 ~ 550,000 568,889
Aretec Group, Inc.
10.000% due 08/15/30 ~ 364,286 388,134
Assurant, Inc.
7.000% due 03/27/48  200,000 202,777
AssuredPartners, Inc.
7.500% due 02/15/32 ~ 67,000 68,917
Baldwin Insurance Group Holdings LLC/
Baldwin Insurance Group Holdings
Finance
7.125% due 05/15/31 ~ 97,000 102,145
Banc of California
3.250% due 05/01/31  100,000 90,750
Brandywine Operating Partnership LP
3.950% due 11/15/27  50,000 47,839
4.550% due 10/01/29  50,000 47,068
8.875% due 04/12/29  188,000 207,959
Bread Financial Holdings, Inc.
9.750% due 03/15/29 ~ 134,000 141,717
Brightsphere Investment Group, Inc.
4.800% due 07/27/26  100,000 98,026
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 200,000 190,996
a
Principal
Amount Value
Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.500% due 04/01/27 ~ $ 131,000 $ 127,598
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 200,000 200,092
9.250% due 07/01/31 ~ 38,000 40,939
Castlelake Aviation Finance DAC
5.000% due 04/15/27 ~ 100,000 100,623
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 200,000 179,856
3.625% due 10/01/31 ~ 85,000 72,095
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 400,000 402,809
Credit Acceptance Corp.
6.625% due 03/15/26  200,000 200,268
9.250% due 12/15/28 ~ 88,000 94,217
CTR Partnership LP/CareTrust Capital
Corp.
3.875% due 06/30/28 ~ 100,000 95,395
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 200,000 202,000
8.875% due 09/01/31 ~ 53,000 57,912
Encore Capital Group, Inc.
9.250% due 04/01/29 ~ 200,000 215,440
Enova International, Inc.
9.125% due 08/01/29 ~ 28,000 28,755
11.250% due 12/15/28 ~ 63,000 67,871
Five Point Operating Co. LP/Five Point
Capital Corp.
10.500% due 01/15/28 ~ § 50,000 51,202
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 170,000 171,733
Freedom Mortgage Corp.
7.625% due 05/01/26 ~ 440,000 444,365
12.000% due 10/01/28 ~ 108,000 118,072
12.250% due 10/01/30 ~ 89,000 99,757
Freedom Mortgage Holdings LLC
9.125% due 05/15/31 ~ 113,000 116,318
9.250% due 02/01/29 ~ 175,000 182,048
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 100,330
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 43,000 43,164
6.875% due 04/15/29 ~ 22,000 22,941
7.750% due 05/15/26 ~ 150,000 153,635
8.000% due 02/15/27 ~ 163,000 170,439
8.000% due 06/15/28 ~ 100,000 107,248
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 197,000 200,153
Global Atlantic Fin Co.
4.700% due 10/15/51 ~ 250,000 239,405
7.950% due 10/15/54 ~ 35,000 36,622
Global Net Lease, Inc./Global Net Lease
Operating Partnership LP
3.750% due 12/15/27 ~ 250,000 233,269
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~ 75,000 74,031
7.625% due 07/01/29 ~ 80,000 82,960
9.250% due 12/01/28 ~ 62,000 66,806
Greystar Real Estate Partners LLC
7.750% due 09/01/30 ~ 60,000 63,773

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GTCR AP Finance, Inc.
8.000% due 05/15/27 ~ $ 50,000 $ 50,033
Hightower Holding LLC
6.750% due 04/15/29 ~ 83,000 79,670
9.125% due 01/31/30 ~ 45,000 47,004
Howard Hughes Corp.
4.125% due 02/01/29 ~ 400,000 373,467
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 200,000 207,708
HUB International Ltd.
7.250% due 06/15/30 ~ 475,000 495,285
7.375% due 01/31/32 ~ 270,000 278,969
Hudson Pacific Properties LP
3.250% due 01/15/30  50,000 37,954
3.950% due 11/01/27  50,000 45,242
4.650% due 04/01/29  150,000 124,747
5.950% due 02/15/28  50,000 45,917
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 200,000 193,677
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.375% due 02/01/29  550,000 481,147
5.250% due 05/15/27  200,000 191,811
6.250% due 05/15/26  100,000 99,305
9.000% due 06/15/30 ~ 125,000 126,165
9.750% due 01/15/29 ~ 115,000 119,453
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~ 250,000 200,878
Iron Mountain Information Management
Services, Inc.
5.000% due 07/15/32 ~ 150,000 144,708
Iron Mountain, Inc.
5.000% due 07/15/28 ~ 365,000 360,515
5.250% due 07/15/30 ~ 125,000 123,526
5.625% due 07/15/32 ~ 500,000 499,169
7.000% due 02/15/29 ~ 183,000 190,891
Jane Street Group/JSG Finance, Inc.
7.125% due 04/30/31 ~ 188,000 199,353
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 250,000 237,908
Jefferson Capital Holdings LLC
6.000% due 08/15/26 ~ 5,000 5,005
9.500% due 02/15/29 ~ 45,000 48,087
Jones Deslauriers Insurance Management,
Inc. (Canada)
8.500% due 03/15/30 ~ 245,000 262,340
10.500% due 12/15/30 ~ 100,000 108,834
Kennedy-Wilson, Inc.
4.750% due 03/01/29  155,000 143,614
4.750% due 02/01/30  180,000 163,392
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp.
5.250% due 10/01/25 ~ 250,000 249,796
7.000% due 07/15/31 ~ 47,000 49,878
LD Holdings Group LLC
8.750% due 11/01/27 ~ 68,000 66,052
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 236,568
4.300% due 02/01/61 ~ 100,000 67,279
a
Principal
Amount Value
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
6.400% due 03/26/29 ~ $ 75,000 $ 78,114
8.125% due 03/30/29 ~ 131,000 138,874
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 250,000 230,947
MPT Operating Partnership LP/MPT
Finance Corp.
3.500% due 03/15/31  290,000 212,022
5.000% due 10/15/27  250,000 224,497
5.250% due 08/01/26  300,000 285,966
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 605,000 580,866
6.500% due 08/01/29 ~ 125,000 127,208
7.125% due 02/01/32 ~ 144,000 150,506
Navient Corp.
5.625% due 08/01/33  150,000 133,212
6.750% due 06/25/25  200,000 201,384
6.750% due 06/15/26  100,000 102,305
9.375% due 07/25/30  67,000 74,391
11.500% due 03/15/31  145,000 165,800
Newmark Group, Inc.
7.500% due 01/12/29  93,000 100,547
Office Properties Income Trust
9.000% due 03/31/29 ~ 36,000 35,430
9.000% due 09/30/29 ~ 200,000 171,390
OneMain Finance Corp.
3.500% due 01/15/27  355,000 339,593
4.000% due 09/15/30  160,000 142,637
6.625% due 01/15/28  216,000 220,093
7.125% due 11/15/31  158,000 160,016
7.500% due 05/15/31  149,000 153,508
7.875% due 03/15/30  150,000 156,944
9.000% due 01/15/29  121,000 128,323
Osaic Holdings, Inc.
10.750% due 08/01/27 ~ 100,000 101,899
Oxford Finance LLC/Oxford Finance Co-
Issuer II, Inc.
6.375% due 02/01/27 ~ 75,000 74,573
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 277,000 290,765
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 388,000 376,826
7.000% due 02/01/30 ~ 81,000 84,270
Pebblebrook Hotel LP/PEB Finance Corp.
due 10/15/29 # ~ 25,000 25,187
PennyMac Financial Services, Inc.
5.375% due 10/15/25 ~ 225,000 224,809
5.750% due 09/15/31 ~ 100,000 98,104
7.125% due 11/15/30 ~ 63,000 65,281
7.875% due 12/15/29 ~ 99,000 105,653
PRA Group, Inc.
5.000% due 10/01/29 ~ 350,000 322,292
8.375% due 02/01/28 ~ 75,000 77,695
8.875% due 01/31/30 ~ 50,000 52,141
Provident Funding Associates LP/PFG
Finance Corp.
6.375% due 06/15/25 ~ 300,000 300,732
9.750% due 09/15/29 ~ 50,000 50,985

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
RHP Hotel Properties LP/RHP Finance
Corp.
4.500% due 02/15/29 ~ $ 110,000 $ 106,526
6.500% due 04/01/32 ~ 94,000 97,214
7.250% due 07/15/28 ~ 266,000 278,572
Rithm Capital Corp.
8.000% due 04/01/29 ~ 150,000 151,919
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 ~ 339,000 325,720
4.000% due 10/15/33 ~ 50,000 44,707
Ryan Specialty LLC
4.375% due 02/01/30 ~ 120,000 115,794
5.875% due 08/01/32 ~ 92,000 93,596
SBA Communications Corp.
3.125% due 02/01/29  315,000 291,413
Service Properties Trust
3.950% due 01/15/28  200,000 173,159
4.750% due 10/01/26  150,000 144,274
5.500% due 12/15/27  350,000 333,518
8.375% due 06/15/29  125,000 124,983
8.625% due 11/15/31 ~ 125,000 136,037
8.875% due 06/15/32  100,000 95,607
SLM Corp.
3.125% due 11/02/26  175,000 168,384
4.200% due 10/29/25  60,000 59,365
Starwood Property Trust, Inc.
due 04/15/30 # ~ 54,000 54,078
3.625% due 07/15/26 ~ 110,000 106,310
3.750% due 12/31/24 ~ 63,000 62,695
4.375% due 01/15/27 ~ 125,000 121,920
7.250% due 04/01/29 ~ 88,000 92,383
StoneX Group, Inc.
7.875% due 03/01/31 ~ 78,000 83,121
Synchrony Financial
7.250% due 02/02/33  188,000 195,427
Synovus Financial Corp.
7.538% due 02/07/29  100,000 101,245
UniCredit SpA (Italy)
5.459% due 06/30/35 ~ 450,000 442,943
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~ 95,000 94,901
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
6.000% due 01/15/30 ~ 150,000 128,117
Uniti Group LP/Uniti Group Finance, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 250,000 232,134
6.500% due 02/15/29 ~ 275,000 239,061
10.500% due 02/15/28 ~ 451,000 481,763
USI, Inc.
7.500% due 01/15/32 ~ 107,000 110,980
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/31 ~ 47,000 49,332
Vornado Realty LP
2.150% due 06/01/26  50,000 47,634
3.400% due 06/01/31  63,000 54,348
3.500% due 01/15/25  28,000 27,793
Western Alliance Bancorp
3.000% due 06/15/31  200,000 184,458
28,670,304
a
Principal
Amount Value
Industrial - 11.0%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ $ 80,000 $ 83,271
Advanced Drainage Systems, Inc.
6.375% due 06/15/30 ~ 82,000 83,840
AECOM
5.125% due 03/15/27  165,000 165,852
AmeriTex HoldCo Intermediate LLC
10.250% due 10/15/28 ~ 63,000 65,982
Arcosa, Inc.
6.875% due 08/15/32 ~ 83,000 86,935
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 300,000 274,891
6.000% due 06/15/27 ~ 200,000 201,622
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
5.250% due 08/15/27 ~ 300,000 223,910
Artera Services LLC
8.500% due 02/15/31 ~ 277,778 275,251
Atkore, Inc.
4.250% due 06/01/31 ~ 99,000 90,592
ATS Corp. (Canada)
4.125% due 12/15/28 ~ 200,000 188,492
Ball Corp.
3.125% due 09/15/31  400,000 355,629
6.000% due 06/15/29  175,000 181,327
Berry Global, Inc.
4.500% due 02/15/26 ~ 389,000 384,309
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~ 767,000 772,707
7.000% due 06/01/32 ~ 75,000 78,539
7.250% due 07/01/31 ~ 84,000 88,909
7.500% due 02/01/29 ~ 115,000 121,780
8.750% due 11/15/30 ~ 108,000 118,727
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 406,000 435,273
Brightline East LLC
11.000% due 01/31/30 ~ 150,000 127,642
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 400,000 370,070
6.375% due 03/01/34 ~ 105,000 109,158
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 200,000 192,368
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 134,533
Cascades, Inc./Cascades USA, Inc.
(Canada)
5.125% due 01/15/26 ~ 250,000 248,455
Chart Industries, Inc.
9.500% due 01/01/31 ~ 100,000 109,087
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 100,000 98,834
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 250,000 235,599
Clydesdale Acquisition Holdings, Inc.
6.875% due 01/15/30 ~ 67,000 68,506
8.750% due 04/15/30 ~ 327,000 332,379
Coherent Corp.
5.000% due 12/15/29 ~ 200,000 195,771
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 200,000 177,159
9.500% due 08/15/29 ~ 80,000 82,246

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CP Atlas Buyer, Inc.
7.000% due 12/01/28 ~ $ 200,000 $ 185,377
Crown Americas LLC/Crown Americas
Capital Corp. V
4.250% due 09/30/26  190,000 187,177
Crown Americas LLC/Crown Americas
Capital Corp. VI
4.750% due 02/01/26  400,000 398,934
Eco Material Technologies, Inc.
7.875% due 01/31/27 ~ 143,000 144,596
EMRLD Borrower LP/Emerald Co-Issuer,
Inc.
6.625% due 12/15/30 ~ 395,000 407,776
6.750% due 07/15/31 ~ 53,000 55,316
Energizer Holdings, Inc.
4.750% due 06/15/28 ~ 100,000 97,131
6.500% due 12/31/27 ~ 100,000 102,089
EnerSys
4.375% due 12/15/27 ~ 150,000 145,824
6.625% due 01/15/32 ~ 30,000 31,067
Enpro, Inc.
5.750% due 10/15/26  100,000 99,350
EquipmentShare.com, Inc.
8.000% due 03/15/33 ~ 88,000 90,156
8.625% due 05/15/32 ~ 83,000 87,179
9.000% due 05/15/28 ~ 137,000 143,237
Esab Corp.
6.250% due 04/15/29 ~ 334,000 343,455
F-Brasile SpA/F-Brasile U.S. LLC (Italy)
7.375% due 08/15/26 ~ 200,000 199,578
Fortress Transportation & Infrastructure
Investors LLC
7.000% due 05/01/31 ~ 75,000 79,120
7.000% due 06/15/32 ~ 113,000 118,718
7.875% due 12/01/30 ~ 358,333 386,390
Fortress Transportation and Infrastructure
Investors LLC
5.875% due 04/15/33  100,000 99,500
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 313,000 312,551
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,977
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 400,000 381,146
6.750% due 01/15/31 ~ 520,000 546,043
GN Bondco LLC
9.500% due 10/15/31 ~ 33,000 34,766
GrafTech Finance, Inc.
4.625% due 12/15/28 ~ 200,000 133,783
Graphic Packaging International LLC
3.750% due 02/01/30 ~ 175,000 164,037
4.750% due 07/15/27 ~ 200,000 198,126
6.375% due 07/15/32 ~ 40,000 41,318
Great Lakes Dredge & Dock Corp.
5.250% due 06/01/29 ~ 250,000 232,627
Griffon Corp.
5.750% due 03/01/28  275,000 271,785
Hillenbrand, Inc.
3.750% due 03/01/31  125,000 111,930
6.250% due 02/15/29  225,000 229,245
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 31,000 32,388
a
Principal
Amount Value
Imola Merger Corp.
4.750% due 05/15/29 ~ $ 130,000 $ 126,965
INNOVATE Corp.
8.500% due 02/01/26 ~ 250,000 199,864
Intelligent Packaging Ltd. Finco, Inc./
Intelligent Packaging Ltd. Co-Issuer LLC
(Canada)
6.000% due 09/15/28 ~ 117,000 116,300
Iris Holding, Inc.
10.000% due 12/15/28 ~ 175,000 152,704
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 200,000 197,893
JELD-WEN, Inc.
7.000% due 09/01/32 ~ 42,000 42,482
Knife River Corp.
7.750% due 05/01/31 ~ 65,000 69,175
LABL, Inc.
due 10/01/31 # ~ 178,000 176,837
5.875% due 11/01/28 ~ 40,000 37,537
6.750% due 07/15/26 ~ 200,000 199,960
9.500% due 11/01/28 ~ 43,000 44,485
10.500% due 07/15/27 ~ 300,000 300,814
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 99,000 94,206
Madison IAQ LLC
4.125% due 06/30/28 ~ 210,000 202,824
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ 40,000 41,050
Masterbrand, Inc.
7.000% due 07/15/32 ~ 53,000 55,588
Mauser Packaging Solutions Holding Co.
9.250% due 04/15/27 ~ 555,000 569,601
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 83,000 88,080
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 93,000 96,464
Moog, Inc.
4.250% due 12/15/27 ~ 100,000 97,199
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 47,737
NAC Aviation 29 DAC (Ireland)
4.750% due 06/30/26  192,309 184,261
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 120,000 117,291
OI European Group BV
4.750% due 02/15/30 ~ 200,000 189,307
Oscar AcquisitionCo LLC/Oscar Finance,
Inc.
9.500% due 04/15/30 ~ 100,000 97,574
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 ~ 100,000 102,858
7.375% due 06/01/32 ~ 30,000 30,676
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer, Inc.
4.375% due 10/15/28 ~ 100,000 95,878
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC
4.000% due 10/15/27 ~ 200,000 192,495
Pactiv LLC
7.950% due 12/15/25  100,000 103,344
8.375% due 04/15/27  100,000 106,750

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Railworks Holdings LP/Railworks Rally, Inc.
8.250% due 11/15/28 ~ $ 150,000 $ 155,295
Rand Parent LLC
8.500% due 02/15/30 ~ 230,000 234,793
Reworld Holding Corp.
5.000% due 09/01/30  200,000 188,022
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 50,000 48,032
Sealed Air Corp.
5.000% due 04/15/29 ~ 500,000 492,942
6.500% due 07/15/32 ~ 75,000 77,533
6.875% due 07/15/33 ~ 54,000 58,908
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 107,000 108,886
7.250% due 02/15/31 ~ 63,000 66,757
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 121,000 115,354
Sensata Technologies BV
5.875% due 09/01/30 ~ 109,000 109,529
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 200,000 183,327
Silgan Holdings, Inc.
4.125% due 02/01/28  340,000 332,026
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 400,000 401,854
8.875% due 11/15/31 ~ 159,000 171,669
Spirit AeroSystems, Inc.
4.600% due 06/15/28  505,000 482,973
9.375% due 11/30/29 ~ 150,000 162,915
9.750% due 11/15/30 ~ 150,000 167,438
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 167,000 175,353
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 40,000 41,452
Standard Industries, Inc.
3.375% due 01/15/31 ~ 500,000 445,867
5.000% due 02/15/27 ~ 210,000 208,397
Summit Materials LLC/Summit Materials
Finance Corp.
5.250% due 01/15/29 ~ 165,000 163,341
7.250% due 01/15/31 ~ 112,000 118,751
Terex Corp.
due 10/15/32 # ~ 94,000 94,000
TopBuild Corp.
4.125% due 02/15/32 ~ 35,000 32,272
TransDigm, Inc.
4.625% due 01/15/29  488,000 471,674
6.000% due 01/15/33 ~ 275,000 279,102
6.375% due 03/01/29 ~ 1,000,000 1,032,970
6.625% due 03/01/32 ~ 147,000 153,261
6.750% due 08/15/28 ~ 289,000 297,825
6.875% due 12/15/30 ~ 214,000 224,297
7.125% due 12/01/31 ~ 168,000 177,897
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 110,000 122,251
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 95,860
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 90,000 94,519
Triumph Group, Inc.
9.000% due 03/15/28 ~ 109,000 114,239
a
Principal
Amount Value
Trivium Packaging Finance BV
(Netherlands)
8.500% due 08/15/27 ~ $ 200,000 $ 200,677
Tutor Perini Corp.
11.875% due 04/30/29 ~ 66,000 73,633
Waste Pro USA, Inc.
5.500% due 02/15/26 ~ 90,000 89,836
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ 42,000 43,812
Weekley Homes LLC/Weekley Finance
Corp.
4.875% due 09/15/28 ~ 134,000 130,593
Werner FinCo LP/Werner FinCo, Inc.
11.500% due 06/15/28 ~ 100,000 110,270
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 60,000 62,062
6.625% due 03/15/32 ~ 60,000 62,571
7.250% due 06/15/28 ~ 190,000 194,708
Wilsonart LLC
11.000% due 08/15/32 ~ 87,000 87,110
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 29,000 30,169
XPO, Inc.
7.125% due 06/01/31 ~ 83,000 86,977
7.125% due 02/01/32 ~ 63,000 66,376
26,203,911
Technology - 4.7%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 33,000 31,960
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 302,363
Amentum Escrow Corp.
7.250% due 08/01/32 ~ 70,000 73,118
ams-OSRAM AG (Austria)
12.250% due 03/30/29 ~ 250,000 266,116
ASGN, Inc.
4.625% due 05/15/28 ~ 129,000 125,410
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 435,000 418,200
Camelot Finance SA
4.500% due 11/01/26 ~ 200,000 197,260
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 119,000 126,201
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 299,000 311,253
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 185,000 189,351
Clarivate Science Holdings Corp.
4.875% due 07/01/29 ~ 250,000 240,699
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 475,000 473,010
8.250% due 06/30/32 ~ 297,000 310,693
9.000% due 09/30/29 ~ 620,000 631,452
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 100,000 96,434
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ 90,000 90,057
Crane NXT Co.
4.200% due 03/15/48  50,000 34,427
6.550% due 11/15/36  250,000 255,864

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ $ 327,000 $ 346,214
Elastic NV
4.125% due 07/15/29 ~ 165,000 154,321
Entegris, Inc.
5.950% due 06/15/30 ~ 250,000 254,864
Fair Isaac Corp.
4.000% due 06/15/28 ~ 100,000 96,845
5.250% due 05/15/26 ~ 100,000 100,069
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 133,000 140,485
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 62,000 64,769
McAfee Corp.
7.375% due 02/15/30 ~ 465,000 453,997
NCR Atleos Corp.
9.500% due 04/01/29 ~ 150,000 165,250
NCR Voyix Corp.
5.125% due 04/15/29 ~ 96,000 94,025
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 205,000 195,637
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 117,000 108,874
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 500,000 469,837
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 350,000 348,209
Playtika Holding Corp.
4.250% due 03/15/29 ~ 250,000 229,649
PTC, Inc.
3.625% due 02/15/25 ~ 77,000 76,800
4.000% due 02/15/28 ~ 250,000 242,738
Rackspace Finance LLC
3.500% due 05/15/28 ~ 140,000 70,234
RingCentral, Inc.
8.500% due 08/15/30 ~ 50,000 53,538
ROBLOX Corp.
3.875% due 05/01/30 ~ 400,000 372,722
Rocket Software, Inc.
6.500% due 02/15/29 ~ 300,000 285,756
9.000% due 11/28/28 ~ 50,000 52,221
Science Applications International Corp.
4.875% due 04/01/28 ~ 160,000 156,823
Seagate HDD Cayman
4.091% due 06/01/29  98,000 94,193
5.750% due 12/01/34  50,000 50,443
8.250% due 12/15/29  150,000 162,972
8.500% due 07/15/31  150,000 163,829
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 318,000 318,107
6.500% due 06/01/32 ~ 113,000 116,915
Synaptics, Inc.
4.000% due 06/15/29 ~ 200,000 189,623
UKG, Inc.
6.875% due 02/01/31 ~ 190,000 196,465
Unisys Corp.
6.875% due 11/01/27 ~ 200,000 193,150
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500% due 09/01/25 ~ 40,000 37,562
Virtusa Corp.
7.125% due 12/15/28 ~ 99,000 93,829
Western Digital Corp.
4.750% due 02/15/26  350,000 348,374
a
Principal
Amount Value
Xerox Corp.
6.750% due 12/15/39  $ 150,000 $ 115,838
Xerox Holdings Corp.
5.500% due 08/15/28 ~ 250,000 213,690
8.875% due 11/30/29 ~ 77,000 71,617
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 46,000 48,064
ZoomInfo Technologies LLC/ZoomInfo
Finance Corp.
3.875% due 02/01/29 ~ 100,000 92,524
11,214,940
Utilities - 2.6%
AES Corp.
7.600% due 01/15/55  150,000 157,846
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  100,000 93,757
Alpha Generation LLC
6.750% due 10/15/32 ~ 156,000 158,297
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 247,000 252,899
AmeriGas Partners LP/AmeriGas Finance
Corp.
5.500% due 05/20/25  66,000 65,817
5.875% due 08/20/26  334,000 331,954
9.375% due 06/01/28 ~ 63,000 66,212
Calpine Corp.
3.750% due 03/01/31 ~ 265,000 245,803
4.500% due 02/15/28 ~ 107,000 104,547
4.625% due 02/01/29 ~ 200,000 193,335
5.000% due 02/01/31 ~ 185,000 179,282
5.250% due 06/01/26 ~ 83,000 82,738
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 35,000 32,081
3.750% due 01/15/32 ~ 175,000 158,500
4.750% due 03/15/28 ~ 374,000 367,285
DPL, Inc.
4.125% due 07/01/25  150,000 148,625
4.350% due 04/15/29  150,000 143,250
Edison International
7.875% due 06/15/54  31,000 32,641
8.125% due 06/15/53  200,000 210,501
EUSHI Finance, Inc.
7.625% due 12/15/54 ~ 150,000 158,644
Lightning Power LLC
7.250% due 08/15/32 ~ 273,400 287,725
NextEra Energy Operating Partners LP
4.500% due 09/15/27 ~ 158,000 154,494
7.250% due 01/15/29 ~ 87,000 91,800
NRG Energy, Inc.
3.375% due 02/15/29 ~ 90,000 83,974
3.625% due 02/15/31 ~ 150,000 136,062
3.875% due 02/15/32 ~ 89,000 81,156
5.750% due 01/15/28  103,000 103,848
Pattern Energy Operations LP/Pattern
Energy Operations, Inc.
4.500% due 08/15/28 ~ 185,000 179,113
PG&E Corp.
5.000% due 07/01/28  315,000 312,501
7.375% due 03/15/55  163,000 171,374
Pike Corp.
5.500% due 09/01/28 ~ 171,000 167,629
8.625% due 01/31/31 ~ 50,000 53,524

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $1,125 or
0.0% of the Fund’s net assets were in default.
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
Talen Energy Supply LLC
8.625% due 06/01/30 ~ $ 230,000 $ 250,851
TransAlta Corp. (Canada)
6.500% due 03/15/40  100,000 106,068
Vistra Operations Co. LLC
5.000% due 07/31/27 ~ 74,000 73,697
5.625% due 02/15/27 ~ 500,000 499,603
6.875% due 04/15/32 ~ 120,000 126,330
7.750% due 10/15/31 ~ 204,000 219,783
6,283,546
Total Corporate Bonds & Notes
    (Cost $235,711,640) 236,469,112
Shares
SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.192% 34,292 34,292
a
Total Short-Term Investments
(Cost $34,292) 34,292
TOTAL INVESTMENTS - 99.4%
(Cost $235,790,923) 236,505,745
OTHER ASSETS & LIABILITIES, NET - 0.6% 1,352,150
NET ASSETS - 100.0% $ 237,857,895
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,341 $ 2,341 $ – $ –
Corporate Bonds & Notes 236,469,112 – 236,469,112 –
Short-Term Investments 34,292 34,292 – –
Total $ 236,505,745 $ 36,633 $ 236,469,112 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 0.5%
spacing
Celanese Corp. 1,211 $ 164,647
Cleveland-Cliffs, Inc. * 6,523 83,299
Ecolab, Inc. 9,163 2,339,589
RPM International, Inc. 1,276 154,396
Sherwin-Williams Co. 9,079 3,465,182
Southern Copper Corp. (Mexico)  3,722 430,524
6,637,637
Communications - 21.2%
spacing
Airbnb, Inc. Class A * 18,478 2,343,195
Alphabet, Inc. Class A  250,523 41,549,239
Alphabet, Inc. Class C  209,927 35,097,695
Amazon.com, Inc. * 395,940 73,775,500
Arista Networks, Inc. * 10,959 4,206,283
Booking Holdings, Inc. 1,364 5,745,332
CDW Corp. 2,883 652,423
Coupang, Inc. * (South Korea)  49,573 1,217,017
DoorDash, Inc. Class A * 12,993 1,854,491
Etsy, Inc. * 3,232 179,473
Expedia Group, Inc. * 5,392 798,124
FactSet Research Systems, Inc. 574 263,954
GoDaddy, Inc. Class A * 6,029 945,227
Iridium Communications, Inc. 465 14,159
Liberty Broadband Corp. Class A * 98 7,528
Liberty Broadband Corp. Class C * 1,464 113,153
Liberty Media Corp.-Liberty Formula One
Class A * 524 37,482
Liberty Media Corp.-Liberty Formula One
Class C * 2,973 230,199
Lyft, Inc. Class A * 10,601 135,163
Meta Platforms, Inc. Class A  93,387 53,458,454
Motorola Solutions, Inc. 3,366 1,513,455
Netflix, Inc. * 18,236 12,934,248
Nexstar Media Group, Inc. 459 75,896
Okta, Inc. * 2,944 218,857
Palo Alto Networks, Inc. * 13,113 4,482,023
Pinterest, Inc. Class A * 25,272 818,055
Roku, Inc. * 598 44,647
Spotify Technology SA * 6,229 2,295,573
Trade Desk, Inc. Class A * 18,639 2,043,766
Trump Media & Technology Group Corp. * 1,537 24,700
Uber Technologies, Inc. * 85,631 6,436,026
Ubiquiti, Inc. 31 6,873
VeriSign, Inc. * 188 35,712
253,553,922
Consumer, Cyclical - 8.6%
spacing
American Airlines Group, Inc. * 2,009 22,581
AutoZone, Inc. * 663 2,088,477
Burlington Stores, Inc. * 2,766 728,786
CarMax, Inc. * 651 50,374
Carvana Co. * 1,573 273,875
Casey's General Stores, Inc. 301 113,089
Cava Group, Inc. * 3,216 398,302
Chipotle Mexican Grill, Inc. * 58,041 3,344,322
Choice Hotels International, Inc. 1,041 135,642
Churchill Downs, Inc. 3,048 412,120
Copart, Inc. * 34,884 1,827,922
Core & Main, Inc. Class A * 5,468 242,779
Costco Wholesale Corp. 18,895 16,750,795
a Shares Value
Crocs, Inc. * 456 $ 66,033
Darden Restaurants, Inc. 2,679 439,704
Deckers Outdoor Corp. * 6,540 1,042,803
Dick's Sporting Goods, Inc. 186 38,818
Domino's Pizza, Inc. 517 222,382
DraftKings, Inc. Class A * 18,985 744,212
Dutch Bros, Inc. Class A * 1,541 49,358
Fastenal Co. 20,705 1,478,751
Ferguson Enterprises, Inc. 615 122,121
Five Below, Inc. * 1,844 162,917
Floor & Decor Holdings, Inc. Class A * 1,633 202,770
Freshpet, Inc. * 760 103,945
Hasbro, Inc. 5,180 374,618
Hilton Worldwide Holdings, Inc. 5,393 1,243,087
Home Depot, Inc. 33,736 13,669,827
Hyatt Hotels Corp. Class A  271 41,246
Las Vegas Sands Corp. 15,279 769,145
Light & Wonder, Inc. * 3,846 348,948
Live Nation Entertainment, Inc. * 6,731 736,977
Lululemon Athletica, Inc. * 5,179 1,405,322
McDonald's Corp. 1,968 599,276
Murphy USA, Inc. 810 399,225
NIKE, Inc. Class B  31,482 2,783,009
Norwegian Cruise Line Holdings Ltd. * 18,244 374,184
O'Reilly Automotive, Inc. * 2,272 2,616,435
Planet Fitness, Inc. Class A * 2,070 168,125
Pool Corp. 1,547 582,910
RH * 104 34,781
Ross Stores, Inc. 3,239 487,502
Royal Caribbean Cruises Ltd. 3,506 621,824
SharkNinja, Inc. 558 60,660
SiteOne Landscape Supply, Inc. * 600 90,546
Skechers USA, Inc. Class A * 592 39,617
Starbucks Corp. 37,385 3,644,664
Tempur Sealy International, Inc. 7,150 390,390
Tesla, Inc. * 118,455 30,991,382
Texas Roadhouse, Inc. 2,866 506,136
TJX Cos., Inc. 28,454 3,344,483
TKO Group Holdings, Inc. * 461 57,030
Tractor Supply Co. 4,625 1,345,551
Ulta Beauty, Inc. * 1,769 688,353
Vail Resorts, Inc. 1,359 236,860
Wendy's Co. 3,617 63,370
Williams-Sonoma, Inc. 3,212 497,603
Wingstop, Inc. 1,217 506,369
WW Grainger, Inc. 1,623 1,685,989
Wyndham Hotels & Resorts, Inc. 233 18,207
Wynn Resorts Ltd. 248 23,778
YETI Holdings, Inc. * 1,082 44,394
Yum! Brands, Inc. 4,614 644,622
103,199,323
Consumer, Non-Cyclical - 11.3%
spacing
10X Genomics, Inc. Class A * 3,844 86,798
AbbVie, Inc. 32,620 6,441,798
Align Technology, Inc. * 1,872 476,087
Alnylam Pharmaceuticals, Inc. * 4,812 1,323,444
Amgen, Inc. 17,805 5,736,949
Apellis Pharmaceuticals, Inc. * 3,935 113,485
Automatic Data Processing, Inc. 16,248 4,496,309
Avery Dennison Corp. 1,287 284,118
Avis Budget Group, Inc. 275 24,087
Block, Inc. * 10,004 671,569
Booz Allen Hamilton Holding Corp. 5,493 894,041

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Boston Beer Co., Inc. Class A * 79 $ 22,842
Bright Horizons Family Solutions, Inc. * 278 38,956
Bruker Corp. 2,833 195,647
Cardinal Health, Inc. 6,174 682,350
Celsius Holdings, Inc. * 7,506 235,388
Cencora, Inc. 7,064 1,589,965
Chemed Corp. 64 38,462
Cigna Group 1,082 374,848
Cintas Corp. 13,911 2,863,997
Clorox Co. 5,310 865,052
Coca-Cola Co. 94,805 6,812,687
Colgate-Palmolive Co. 19,184 1,991,491
Corpay, Inc. * 2,949 922,329
DaVita, Inc. * 2,109 345,728
Dexcom, Inc. * 16,967 1,137,468
Edwards Lifesciences Corp. * 4,868 321,239
Elevance Health, Inc. 1,586 824,720
elf Beauty, Inc. * 2,255 245,863
Eli Lilly & Co. 34,121 30,229,159
Equifax, Inc. 1,052 309,141
Estee Lauder Cos., Inc. Class A  3,548 353,700
Exact Sciences Corp. * 3,229 219,959
Exelixis, Inc. * 10,434 270,762
GE HealthCare Technologies, Inc. 1,708 160,296
Grand Canyon Education, Inc. * 330 46,811
H&R Block, Inc. 1,153 73,273
HCA Healthcare, Inc. 1,934 786,036
Hershey Co. 874 167,616
IDEXX Laboratories, Inc. * 3,537 1,786,963
Incyte Corp. * 466 30,803
Inspire Medical Systems, Inc. * 1,251 264,024
Insulet Corp. * 2,989 695,690
Intra-Cellular Therapies, Inc. * 4,387 320,997
Intuitive Surgical, Inc. * 15,056 7,396,561
Ionis Pharmaceuticals, Inc. * 6,151 246,409
IQVIA Holdings, Inc. * 868 205,690
Kimberly-Clark Corp. 5,890 838,029
Lamb Weston Holdings, Inc. 1,968 127,408
Masimo Corp. * 949 126,530
McKesson Corp. 2,364 1,168,809
Medpace Holdings, Inc. * 1,083 361,505
Merck & Co., Inc. 108,072 12,272,656
Molina Healthcare, Inc. * 1,562 538,203
Monster Beverage Corp. * 24,396 1,272,739
Moody's Corp. 6,710 3,184,499
Morningstar, Inc. 1,138 363,159
Natera, Inc. * 4,835 613,803
Neurocrine Biosciences, Inc. * 4,256 490,376
Paylocity Holding Corp. * 1,809 298,431
Penumbra, Inc. * 1,496 290,688
PepsiCo, Inc. 46,290 7,871,615
Performance Food Group Co. * 931 72,962
Procter & Gamble Co. 22,393 3,878,468
Quanta Services, Inc. 1,893 564,398
Regeneron Pharmaceuticals, Inc. * 374 393,164
Repligen Corp. * 340 50,599
ResMed, Inc. 1,692 413,051
Rollins, Inc. 11,921 602,964
Sarepta Therapeutics, Inc. * 3,868 483,075
Shift4 Payments, Inc. Class A * 2,619 232,043
Stryker Corp. 4,613 1,666,492
Sysco Corp. 13,192 1,029,768
Toast, Inc. Class A * 18,905 535,201
TransUnion 471 49,314
a Shares Value
U-Haul Holding Co. 1,807 $ 130,104
Ultragenyx Pharmaceutical, Inc. * 4,089 227,144
United Rentals, Inc. 684 553,855
UnitedHealth Group, Inc. 2,684 1,569,281
Valvoline, Inc. * 5,505 230,384
Verisk Analytics, Inc. 6,112 1,637,772
Vertex Pharmaceuticals, Inc. * 5,477 2,547,243
Viking Therapeutics, Inc. * 4,482 283,755
Waters Corp. * 1,534 552,071
West Pharmaceutical Services, Inc. 1,881 564,601
WEX, Inc. * 166 34,815
WillScot Holdings Corp. * 2,054 77,230
Zoetis, Inc. 16,019 3,129,792
134,949,603
Energy - 0.4%
spacing
Antero Midstream Corp. 4,580 68,929
Cheniere Energy, Inc. 5,002 899,560
Civitas Resources, Inc. 1,171 59,335
Enphase Energy, Inc. * 5,519 623,757
EQT Corp. 1,611 59,027
Hess Corp. 7,718 1,048,104
Matador Resources Co. 580 28,664
New Fortress Energy, Inc. 2,391 21,734
Permian Resources Corp. 5,701 77,591
Targa Resources Corp. 9,428 1,395,438
Texas Pacific Land Corp. 799 706,907
Viper Energy, Inc. 1,136 51,245
Weatherford International PLC 3,075 261,129
5,301,420
Financial - 6.0%
spacing
Allstate Corp. 1,747 331,318
Ally Financial, Inc. 1,590 56,588
American Express Co. 8,968 2,432,122
American Tower Corp. REIT 19,891 4,625,851
Ameriprise Financial, Inc. 3,921 1,842,125
Apollo Global Management, Inc. 16,748 2,091,993
ARES Management Corp. Class A  7,623 1,187,968
Arthur J Gallagher & Co. 635 178,670
Blackstone, Inc. 30,074 4,605,232
Blue Owl Capital, Inc. 21,383 413,975
Brown & Brown, Inc. 4,470 463,092
Charles Schwab Corp. 6,359 412,127
Coinbase Global, Inc. Class A * 7,114 1,267,501
Credit Acceptance Corp. * 209 92,675
Equinix, Inc. REIT 218 193,503
Equitable Holdings, Inc. 14,090 592,203
Everest Group Ltd. 316 123,818
Goldman Sachs Group, Inc. 3,641 1,802,695
Houlihan Lokey, Inc. 272 42,981
Iron Mountain, Inc. REIT 7,085 841,911
Jefferies Financial Group, Inc. 2,165 133,256
Jones Lang LaSalle, Inc. * 624 168,361
Kinsale Capital Group, Inc. 942 438,567
KKR & Co., Inc. 8,265 1,079,244
Lamar Advertising Co. Class A REIT 935 124,916
Lazard, Inc. 4,366 219,959
LPL Financial Holdings, Inc. 3,176 738,833
Markel Group, Inc. * 129 202,347
Marsh & McLennan Cos., Inc. 2,878 642,053
Mastercard, Inc. Class A  35,220 17,391,636
Morgan Stanley 2,921 304,485
NU Holdings Ltd. Class A * (Brazil)  136,538 1,863,744

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Popular, Inc. 398 $ 39,907
Progressive Corp. 21,002 5,329,467
Public Storage REIT 1,025 372,967
RLI Corp. 98 15,188
Ryan Specialty Holdings, Inc. 4,361 289,527
Simon Property Group, Inc. REIT 3,528 596,303
SoFi Technologies, Inc. * 6,938 54,533
TPG, Inc. 844 48,581
Tradeweb Markets, Inc. Class A  1,954 241,651
UWM Holdings Corp. 1,158 9,866
Visa, Inc. Class A  67,151 18,463,167
Western Union Co. 1,203 14,352
XP, Inc. Class A (Brazil)  1,078 19,339
72,400,597
Industrial - 2.6%
spacing
3M Co. 4,380 598,746
AAON, Inc. 2,910 313,814
Advanced Drainage Systems, Inc. 1,073 168,633
Amphenol Corp. Class A  29,555 1,925,804
Armstrong World Industries, Inc. 525 69,001
Axon Enterprise, Inc. * 3,073 1,227,971
AZEK Co., Inc. * 4,295 201,006
Boeing Co. * 4,066 618,195
Builders FirstSource, Inc. * 465 90,145
BWX Technologies, Inc. 625 67,938
Carlisle Cos., Inc. 274 123,231
Caterpillar, Inc. 2,962 1,158,497
Comfort Systems USA, Inc. 1,498 584,744
Eagle Materials, Inc. 1,100 316,415
EMCOR Group, Inc. 783 337,105
Expeditors International of Washington, Inc. 1,084 142,438
Generac Holdings, Inc. * 1,230 195,422
General Electric Co. 10,046 1,894,475
HEICO Corp. 1,879 491,321
HEICO Corp. Class A  3,461 705,213
Honeywell International, Inc. 4,305 889,887
Howmet Aerospace, Inc. 1,054 105,663
Illinois Tool Works, Inc. 4,756 1,246,405
Jabil, Inc. 411 49,250
Lennox International, Inc. 1,367 826,064
Lincoln Electric Holdings, Inc. 656 125,965
Loar Holdings, Inc. * 599 44,679
Lockheed Martin Corp. 2,932 1,713,930
Louisiana-Pacific Corp. 1,916 205,893
Martin Marietta Materials, Inc. 146 78,584
Old Dominion Freight Line, Inc. 8,428 1,674,138
Rockwell Automation, Inc. 449 120,539
Saia, Inc. * 659 288,154
Sealed Air Corp. 335 12,160
Simpson Manufacturing Co., Inc. 204 39,019
Spirit AeroSystems Holdings, Inc. Class A * 421 13,687
Tetra Tech, Inc. 2,685 126,625
TopBuild Corp. * 81 32,952
Trane Technologies PLC 3,305 1,284,753
TransDigm Group, Inc. 469 669,324
Trex Co., Inc. * 4,713 313,792
Union Pacific Corp. 12,407 3,058,077
Universal Display Corp. 1,002 210,320
Veralto Corp. 4,744 530,664
Vertiv Holdings Co. Class A  15,343 1,526,475
Vulcan Materials Co. 1,455 364,376
Waste Management, Inc. 17,041 3,537,712
a Shares Value
XPO, Inc. * 4,877 $ 524,326
30,843,527
Technology - 47.2%
spacing
Adobe, Inc. * 18,896 9,783,971
Advanced Micro Devices, Inc. * 45,282 7,429,871
Appfolio, Inc. Class A * 937 220,570
Apple, Inc. 619,584 144,363,072
Applied Materials, Inc. 32,586 6,584,001
AppLovin Corp. Class A * 11,193 1,461,246
Atlassian Corp. Class A * 6,695 1,063,233
Autodesk, Inc. * 9,116 2,511,276
Bentley Systems, Inc. Class B  5,972 303,437
Bill Holdings, Inc. * 1,087 57,350
Broadcom, Inc. 193,803 33,431,017
Broadridge Financial Solutions, Inc. 4,547 977,741
Cadence Design Systems, Inc. * 11,573 3,136,630
Cloudflare, Inc. Class A * 12,808 1,036,039
Confluent, Inc. Class A * 10,302 209,955
Crowdstrike Holdings, Inc. Class A * 9,665 2,710,743
Datadog, Inc. Class A * 12,826 1,475,760
Dayforce, Inc. * 496 30,380
Dell Technologies, Inc. Class C  1,668 197,725
DocuSign, Inc. * 8,692 539,686
DoubleVerify Holdings, Inc. * 3,483 58,654
Doximity, Inc. Class A * 383 16,687
Dropbox, Inc. Class A * 3,232 82,190
Duolingo, Inc. * 1,564 441,079
Dynatrace, Inc. * 12,560 671,583
Elastic NV * 3,597 276,106
Entegris, Inc. 6,435 724,131
EPAM Systems, Inc. * 149 29,655
Fair Isaac Corp. * 853 1,657,823
Fiserv, Inc. * 7,749 1,392,108
Five9, Inc. * 2,930 84,179
Fortinet, Inc. * 22,100 1,713,855
Gartner, Inc. * 3,234 1,638,862
Gitlab, Inc. Class A * 5,050 260,277
Globant SA * 1,348 267,093
Guidewire Software, Inc. * 1,587 290,326
HashiCorp, Inc. Class A * 4,698 159,074
HP, Inc. 10,090 361,928
HubSpot, Inc. * 2,085 1,108,386
Intuit, Inc. 11,637 7,226,577
KBR, Inc. 488 31,783
KLA Corp. 5,733 4,439,692
Lam Research Corp. 5,560 4,537,405
Lattice Semiconductor Corp. * 5,274 279,891
Manhattan Associates, Inc. * 2,635 741,436
Marvell Technology, Inc. 2,923 210,807
Microsoft Corp. 316,972 136,393,052
MicroStrategy, Inc. Class A * 420 70,812
MKS Instruments, Inc. 266 28,917
MongoDB, Inc. * 2,966 801,858
Monolithic Power Systems, Inc. 2,015 1,862,867
MSCI, Inc. 1,899 1,106,984
nCino, Inc. * 2,177 68,771
NetApp, Inc. 3,934 485,888
Nutanix, Inc. Class A * 2,794 165,544
NVIDIA Corp. 997,417 121,126,320
Onto Innovation, Inc. * 536 111,252
Oracle Corp. 66,944 11,407,258
Palantir Technologies, Inc. Class A * 85,391 3,176,545
Paychex, Inc. 4,924 660,752

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Paycom Software, Inc. 1,367 $ 227,701
Paycor HCM, Inc. * 1,065 15,112
Pegasystems, Inc. 1,787 130,612
Procore Technologies, Inc. * 4,487 276,938
PTC, Inc. * 3,062 553,181
Pure Storage, Inc. Class A * 11,512 578,363
QUALCOMM, Inc. 44,643 7,591,542
RingCentral, Inc. Class A * 4,124 130,442
ROBLOX Corp. Class A * 21,822 965,842
Salesforce, Inc. 33,888 9,275,484
SentinelOne, Inc. Class A * 986 23,585
ServiceNow, Inc. * 8,751 7,826,807
Smartsheet, Inc. Class A * 5,455 301,989
Snowflake, Inc. Class A * 13,566 1,558,191
Super Micro Computer, Inc. * 2,124 884,434
Synopsys, Inc. * 6,462 3,272,292
Teradata Corp. * 3,877 117,628
Teradyne, Inc. 5,957 797,821
Texas Instruments, Inc. 4,701 971,086
Twilio, Inc. Class A * 1,712 111,657
Tyler Technologies, Inc. * 1,536 896,594
UiPath, Inc. Class A * 14,553 186,278
Unity Software, Inc. * 6,534 147,799
Veeva Systems, Inc. Class A * 6,326 1,327,638
Workday, Inc. Class A * 9,082 2,219,732
Zebra Technologies Corp. Class A * 475 175,902
Zscaler, Inc. * 3,907 667,863
564,924,623
Utilities - 0.2%
spacing
Constellation Energy Corp. 2,135 555,142
NRG Energy, Inc. 3,728 339,621
Vistra Corp. 14,770 1,750,836
2,645,599
Total Common Stocks
    (Cost $791,118,090) 1,174,456,251
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Growth 43,684 16,398,100
a
Total Exchange-Traded Funds
    (Cost $15,749,658) 16,398,100
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $6,699,513; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $6,832,843) $ 6,698,685 $ 6,698,685
a
Total Short-Term Investments
(Cost $6,698,685) 6,698,685
TOTAL INVESTMENTS - 100.0%
(Cost $813,566,433) 1,197,553,036
DERIVATIVES - 0.0% 81,551
OTHER ASSETS & LIABILITIES, NET - (0.0%) (48,948)
NET ASSETS - 100.0% $ 1,197,585,639

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 12/24 17 $ 6,809,933 $ 6,888,825 $ 78,892
CME E-Mini Standard & Poor's 500 Index 12/24 1 288,054 290,713 2,659
Total Futures Contracts $ 81,551
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,174,456,251 $ 1,174,456,251 $ – $ –
Exchange-Traded Funds 16,398,100 16,398,100 – –
Short-Term Investments 6,698,685 – 6,698,685 –
Derivatives:
Equity Contracts
Futures 81,551 81,551 – –
Total $ 1,197,634,587 $ 1,190,935,902 $ 6,698,685 $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Financial - 0.0%
Seaport Entertainment Group, Inc. ,
Exp 10/10/24 * 162 $ 478
Total Rights
    (Cost $0) 478
COMMON STOCKS - 97.9%
Basic Materials - 3.3%
spacing
Air Products & Chemicals, Inc. 10,184 3,032,184
Albemarle Corp. 5,269 499,027
Alcoa Corp. 11,846 457,019
Ashland, Inc. 2,388 207,684
ATI, Inc. * 5,965 399,118
Axalta Coating Systems Ltd. * 9,945 359,909
Celanese Corp. 3,752 510,122
CF Industries Holdings, Inc. 8,217 705,019
Chemours Co. 6,394 129,926
Cleveland-Cliffs, Inc. * 15,228 194,462
Dow, Inc. 32,658 1,784,106
DuPont de Nemours, Inc. 19,405 1,729,180
Eastman Chemical Co. 5,308 594,231
Ecolab, Inc. 1,457 372,016
Element Solutions, Inc. 10,382 281,975
FMC Corp. 5,677 374,341
Freeport-McMoRan, Inc. 65,627 3,276,100
Huntsman Corp. 6,788 164,270
International Flavors & Fragrances, Inc. 11,864 1,244,889
International Paper Co. 16,007 781,942
Linde PLC 22,130 10,552,912
LyondellBasell Industries NV Class A  12,079 1,158,376
Mosaic Co. 14,251 381,642
MP Materials Corp. * 5,235 92,398
NewMarket Corp. 317 174,949
Newmont Corp. 52,926 2,828,895
Nucor Corp. 10,881 1,635,849
Olin Corp. 5,773 276,988
PPG Industries, Inc. 10,844 1,436,396
Reliance, Inc. 2,644 764,671
Royal Gold, Inc. 2,921 409,816
RPM International, Inc. 4,469 540,749
Sherwin-Williams Co. 919 350,755
Steel Dynamics, Inc. 6,896 869,448
U.S. Steel Corp. 10,336 365,171
Westlake Corp. 1,538 231,146
39,167,681
Communications - 5.7%
spacing
AT&T, Inc. 330,642 7,274,124
Booking Holdings, Inc. 92 387,515
CDW Corp. 3,075 695,873
Charter Communications, Inc. Class A * 4,354 1,411,044
Ciena Corp. * 6,350 391,097
Cisco Systems, Inc. 186,753 9,938,995
Comcast Corp. Class A  176,903 7,389,238
Corning, Inc. 34,773 1,570,001
DoorDash, Inc. Class A * 2,130 304,015
eBay, Inc. 22,955 1,494,600
Etsy, Inc. * 1,957 108,672
F5, Inc. * 2,652 583,970
a Shares Value
FactSet Research Systems, Inc. 1,106 $ 508,594
Fox Corp. Class A  10,572 447,513
Fox Corp. Class B  5,721 221,975
Frontier Communications Parent, Inc. * 11,389 404,651
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
Gen Digital, Inc. 24,593 674,586
IAC, Inc. * 3,135 168,726
Interpublic Group of Cos., Inc. 17,132 541,885
Iridium Communications, Inc. 5,266 160,350
Juniper Networks, Inc. 14,688 572,538
Liberty Broadband Corp. Class A * 516 39,639
Liberty Broadband Corp. Class C * 3,971 306,919
Liberty Global Ltd. Class A * (Belgium)  8,019 169,281
Liberty Global Ltd. Class C * (Belgium)  8,317 179,730
Liberty Media Corp.-Liberty Formula One
Class A * 694 49,642
Liberty Media Corp.-Liberty Formula One
Class C * 6,100 472,323
Lyft, Inc. Class A * 5,428 69,207
Maplebear, Inc. * 8,319 338,916
Match Group, Inc. * 11,854 448,555
Motorola Solutions, Inc. 4,008 1,802,117
New York Times Co. Class A  7,162 398,709
News Corp. Class A  17,096 455,266
News Corp. Class B  5,495 153,585
Nexstar Media Group, Inc. 917 151,626
Okta, Inc. * 4,132 307,173
Omnicom Group, Inc. 8,982 928,649
Paramount Global Class A  114 2,492
Paramount Global Class B  27,797 295,204
Robinhood Markets, Inc. Class A * 30,812 721,617
Roku, Inc. * 5,044 376,585
Sirius XM Holdings, Inc. 11,746 277,793
T-Mobile U.S., Inc. 22,285 4,598,733
TripAdvisor, Inc. * 4,923 71,334
Trump Media & Technology Group Corp. * 1,042 16,745
VeriSign, Inc. * 3,733 709,121
Verizon Communications, Inc. 194,095 8,716,806
Walt Disney Co. 84,595 8,137,193
Warner Bros Discovery, Inc. * 111,450 919,463
Wayfair, Inc. Class A * 4,463 250,731
Zillow Group, Inc. Class A * 1,965 121,692
Zillow Group, Inc. Class C * 7,310 466,744
67,203,552
Consumer, Cyclical - 8.7%
spacing
Advance Auto Parts, Inc. 2,800 109,172
Alaska Air Group, Inc. * 5,941 268,593
Allison Transmission Holdings, Inc. 4,170 400,612
Amer Sports, Inc. * (Finland)  2,678 42,714
American Airlines Group, Inc. * 29,366 330,074
Aptiv PLC * 12,634 909,774
Aramark 12,148 470,492
AutoNation, Inc. * 1,246 222,934
AutoZone, Inc. * 73 229,953
Bath & Body Works, Inc. 10,878 347,226
Best Buy Co., Inc. 10,001 1,033,103
Birkenstock Holding PLC * (Luxembourg)  1,808 89,116
BJ's Wholesale Club Holdings, Inc. * 5,983 493,478
BorgWarner, Inc. 10,076 365,658
Boyd Gaming Corp. 3,319 214,573
Brunswick Corp. 3,104 260,177
Caesars Entertainment, Inc. * 9,546 398,450
Capri Holdings Ltd. * 4,744 201,335

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CarMax, Inc. * 6,633 $ 513,262
Carnival Corp. * 46,025 850,542
Carter's, Inc. 1,865 121,188
Carvana Co. * 3,072 534,866
Casey's General Stores, Inc. 1,392 522,988
Columbia Sportswear Co. 1,584 131,773
Copart, Inc. * 2,868 150,283
Core & Main, Inc. Class A * 2,751 122,144
Crocs, Inc. * 2,357 341,317
Cummins, Inc. 6,226 2,015,917
Darden Restaurants, Inc. 2,504 410,982
Delta Air Lines, Inc. 29,890 1,518,113
Dick's Sporting Goods, Inc. 2,336 487,523
Dillard's, Inc. Class A  149 57,170
Dolby Laboratories, Inc. Class A  2,900 221,937
Dollar General Corp. 10,194 862,107
Dollar Tree, Inc. * 9,515 669,095
Domino's Pizza, Inc. 1,019 438,313
DR Horton, Inc. 13,585 2,591,610
Dutch Bros, Inc. Class A * 2,678 85,776
Fastenal Co. 4,346 310,391
Ferguson Enterprises, Inc. 8,758 1,739,076
Five Below, Inc. * 536 47,356
Floor & Decor Holdings, Inc. Class A * 2,931 363,942
Ford Motor Co. 182,205 1,924,085
Freshpet, Inc. * 1,414 193,393
GameStop Corp. Class A * 17,244 395,405
Gap, Inc. 8,931 196,929
General Motors Co. 51,468 2,307,825
Gentex Corp. 11,182 331,994
Genuine Parts Co. 6,453 901,355
Harley-Davidson, Inc. 5,273 203,169
Hasbro, Inc. 847 61,255
Hilton Worldwide Holdings, Inc. 5,552 1,279,736
Home Depot, Inc. 9,211 3,732,297
Hyatt Hotels Corp. Class A  1,810 275,482
Kohl's Corp. 5,646 119,131
Lear Corp. 2,729 297,870
Leggett & Platt, Inc. 5,931 80,780
Lennar Corp. Class A  10,959 2,054,593
Lennar Corp. Class B  497 85,951
Liberty Media Corp.-Liberty Live Class A * 986 48,817
Liberty Media Corp.-Liberty Live Class C * 2,334 119,804
Lithia Motors, Inc. 1,251 397,368
LKQ Corp. 12,024 479,998
Lowe's Cos., Inc. 26,371 7,142,585
Lucid Group, Inc. * 37,502 132,382
Macy's, Inc. 12,805 200,910
Madison Square Garden Sports Corp. * 768 159,944
Marriott International, Inc. Class A  10,563 2,625,962
Marriott Vacations Worldwide Corp. 1,712 125,798
Mattel, Inc. * 15,958 304,000
McDonald's Corp. 31,063 9,458,994
MGM Resorts International * 10,904 426,237
MSC Industrial Direct Co., Inc. Class A  2,001 172,206
Newell Brands, Inc. 17,532 134,646
NIKE, Inc. Class B  21,329 1,885,484
Nordstrom, Inc. 4,265 95,920
NVR, Inc. * 132 1,295,158
Ollie's Bargain Outlet Holdings, Inc. * 2,947 286,448
O'Reilly Automotive, Inc. * 221 254,504
PACCAR, Inc. 23,519 2,320,855
Penn Entertainment, Inc. * 6,827 128,757
Penske Automotive Group, Inc. 807 131,073
a Shares Value
Planet Fitness, Inc. Class A * 1,828 $ 148,470
Polaris, Inc. 2,527 210,347
PulteGroup, Inc. 9,454 1,356,933
PVH Corp. 2,412 243,202
QuantumScape Corp. * 15,218 87,503
Ralph Lauren Corp. 1,862 360,986
RH * 579 193,635
Rivian Automotive, Inc. Class A * 37,434 420,009
Ross Stores, Inc. 11,740 1,766,987
Royal Caribbean Cruises Ltd. 7,183 1,273,977
Scotts Miracle-Gro Co. 2,053 177,995
SharkNinja, Inc. 2,566 278,950
SiteOne Landscape Supply, Inc. * 1,283 193,618
Skechers USA, Inc. Class A * 5,449 364,647
Southwest Airlines Co. 27,589 817,462
Starbucks Corp. 11,781 1,148,530
Tapestry, Inc. 10,623 499,069
Target Corp. 21,248 3,311,713
Thor Industries, Inc. 2,459 270,219
TJX Cos., Inc. 21,222 2,494,434
TKO Group Holdings, Inc. * 3,008 372,120
Toll Brothers, Inc. 4,757 734,909
Travel & Leisure Co. 3,310 152,525
Ulta Beauty, Inc. * 310 120,627
Under Armour, Inc. Class A * 9,235 82,284
Under Armour, Inc. Class C * 9,903 82,789
United Airlines Holdings, Inc. * 15,035 857,897
Vail Resorts, Inc. 294 51,241
VF Corp. 16,662 332,407
Walgreens Boots Alliance, Inc. 34,615 310,150
Walmart, Inc. 199,907 16,142,490
Watsco, Inc. 1,602 787,992
Wendy's Co. 4,236 74,215
WESCO International, Inc. 2,063 346,543
Whirlpool Corp. 2,558 273,706
Williams-Sonoma, Inc. 2,510 388,849
WW Grainger, Inc. 276 286,712
Wyndham Hotels & Resorts, Inc. 3,023 236,217
Wynn Resorts Ltd. 4,569 438,076
YETI Holdings, Inc. * 2,891 118,618
Yum! Brands, Inc. 8,054 1,125,224
103,198,482
Consumer, Non-Cyclical - 23.3%
spacing
10X Genomics, Inc. Class A * 1,764 39,831
Abbott Laboratories 79,666 9,082,721
AbbVie, Inc. 46,351 9,153,396
Acadia Healthcare Co., Inc. * 4,271 270,824
ADT, Inc. 13,225 95,617
Affirm Holdings, Inc. * 11,011 449,469
Agilent Technologies, Inc. 13,591 2,017,992
Albertsons Cos., Inc. Class A  19,200 354,816
Align Technology, Inc. * 1,364 346,892
Alnylam Pharmaceuticals, Inc. * 684 188,121
Altria Group, Inc. 79,083 4,036,396
Amedisys, Inc. * 1,491 143,896
Amgen, Inc. 5,398 1,739,290
API Group Corp. * 10,004 330,332
Archer-Daniels-Midland Co. 21,953 1,311,472
Automatic Data Processing, Inc. 1,306 361,409
Avantor, Inc. * 31,467 814,051
Avery Dennison Corp. 2,254 497,593
Avis Budget Group, Inc. 296 25,927
Azenta, Inc. * 2,372 114,900

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Baxter International, Inc. 23,627 $ 897,117
Becton Dickinson & Co. 13,269 3,199,156
BellRing Brands, Inc. * 5,724 347,561
Bio-Rad Laboratories, Inc. Class A * 929 310,825
Bio-Techne Corp. 7,054 563,826
Biogen, Inc. * 6,759 1,310,165
BioMarin Pharmaceutical, Inc. * 8,753 615,248
Block, Inc. * 14,899 1,000,170
Boston Beer Co., Inc. Class A * 350 101,199
Boston Scientific Corp. * 67,648 5,668,902
Bright Horizons Family Solutions, Inc. * 2,273 318,516
Bristol-Myers Squibb Co. 93,419 4,833,499
Brown-Forman Corp. Class A  2,354 113,180
Brown-Forman Corp. Class B  7,601 373,969
Bruker Corp. 1,855 128,106
Bunge Global SA 6,469 625,164
Campbell Soup Co. 8,612 421,299
Cardinal Health, Inc. 4,455 492,367
Catalent, Inc. * 8,199 496,613
Centene Corp. * 24,210 1,822,529
Certara, Inc. * 3,835 44,908
Charles River Laboratories International,
Inc. * 2,305 454,016
Chemed Corp. 584 350,966
Church & Dwight Co., Inc. 11,320 1,185,430
Cigna Group 11,662 4,040,183
Cintas Corp. 852 175,410
Clarivate PLC * 16,852 119,649
Coca-Cola Co. 76,349 5,486,439
Coca-Cola Consolidated, Inc. 285 375,174
Colgate-Palmolive Co. 16,974 1,762,071
Conagra Brands, Inc. 21,948 713,749
Constellation Brands, Inc. Class A  7,394 1,905,360
Cooper Cos., Inc. * 9,055 999,129
Corteva, Inc. 32,459 1,908,265
Coty, Inc. Class A * 18,379 172,579
CVS Health Corp. 57,957 3,644,336
Danaher Corp. 29,730 8,265,535
Darling Ingredients, Inc. * 7,665 284,831
Dentsply Sirona, Inc. 9,463 256,069
Dun & Bradstreet Holdings, Inc. 14,117 162,487
Edwards Lifesciences Corp. * 21,932 1,447,293
Elanco Animal Health, Inc. * 23,800 349,622
Elevance Health, Inc. 8,996 4,677,920
Encompass Health Corp. 4,591 443,674
Enovis Corp. * 2,526 108,744
Envista Holdings Corp. * 7,647 151,105
Equifax, Inc. 4,554 1,338,238
Estee Lauder Cos., Inc. Class A  6,754 673,306
Euronet Worldwide, Inc. * 2,089 207,291
Exact Sciences Corp. * 5,336 363,488
Exelixis, Inc. * 2,297 59,607
Flowers Foods, Inc. 8,654 199,648
Fortrea Holdings, Inc. * 3,148 62,960
FTI Consulting, Inc. * 1,547 352,035
GE HealthCare Technologies, Inc. 18,411 1,727,872
General Mills, Inc. 25,708 1,898,536
Gilead Sciences, Inc. 57,481 4,819,207
Global Payments, Inc. 11,811 1,209,683
Globus Medical, Inc. Class A * 4,963 355,053
GRAIL, Inc. * 970 13,347
Grand Canyon Education, Inc. * 867 122,984
Grocery Outlet Holding Corp. * 4,915 86,258
GXO Logistics, Inc. * 5,294 275,659
a Shares Value
H&R Block, Inc. 5,401 $ 343,234
HCA Healthcare, Inc. 6,558 2,665,368
Henry Schein, Inc. * 5,673 413,562
Hershey Co. 5,721 1,097,173
Hologic, Inc. * 10,722 873,414
Hormel Foods Corp. 12,991 411,815
Humana, Inc. 5,594 1,771,844
Illumina, Inc. * 7,391 963,860
Incyte Corp. * 6,888 455,297
Ingredion, Inc. 3,138 431,255
Ionis Pharmaceuticals, Inc. * 374 14,982
IQVIA Holdings, Inc. * 7,418 1,757,843
J.M. Smucker Co. 4,711 570,502
Jazz Pharmaceuticals PLC * 2,942 327,768
Johnson & Johnson 111,109 18,006,325
Kellanova 12,164 981,756
Kenvue, Inc. 87,394 2,021,423
Keurig Dr. Pepper, Inc. 49,199 1,843,979
Kimberly-Clark Corp. 9,192 1,307,838
Kraft Heinz Co. 41,221 1,447,269
Kroger Co. 30,786 1,764,038
Labcorp Holdings, Inc. 3,900 871,572
Lamb Weston Holdings, Inc. 4,723 305,767
ManpowerGroup, Inc. 2,393 175,933
MarketAxess Holdings, Inc. 1,646 421,705
Masimo Corp. * 994 132,530
McCormick & Co., Inc. 11,688 961,922
McKesson Corp. 3,399 1,680,534
Medtronic PLC 59,122 5,322,754
Moderna, Inc. * 14,996 1,002,183
Molina Healthcare, Inc. * 1,036 356,964
Molson Coors Beverage Co. Class B  7,841 451,014
Mondelez International, Inc. Class A  61,674 4,543,524
Monster Beverage Corp. * 6,591 343,852
Organon & Co. 12,072 230,937
PayPal Holdings, Inc. * 47,091 3,674,511
PepsiCo, Inc. 13,208 2,246,020
Performance Food Group Co. * 5,827 456,662
Perrigo Co. PLC 5,667 148,645
Pfizer, Inc. 261,133 7,557,189
Philip Morris International, Inc. 71,600 8,692,240
Pilgrim's Pride Corp. * 1,361 62,674
Post Holdings, Inc. * 2,388 276,411
Premier, Inc. Class A  5,460 109,200
Procter & Gamble Co. 84,446 14,626,047
Qiagen NV * 9,956 453,695
Quanta Services, Inc. 4,677 1,394,448
Quest Diagnostics, Inc. 5,146 798,917
QuidelOrtho Corp. * 2,610 119,016
R1 RCM, Inc. * 7,695 109,038
RB Global, Inc. (Canada)  8,436 679,014
Regeneron Pharmaceuticals, Inc. * 4,409 4,634,917
Repligen Corp. * 2,308 343,477
ResMed, Inc. 4,905 1,197,409
Revvity, Inc. 5,671 724,470
Reynolds Consumer Products, Inc. 2,762 85,898
Robert Half, Inc. 4,929 332,264
Roivant Sciences Ltd. * 19,859 229,173
Royalty Pharma PLC Class A  18,550 524,780
S&P Global, Inc. 14,414 7,446,561
Seaboard Corp. 11 34,507
Service Corp. International 6,470 510,677
Solventum Corp. * 6,431 448,369
Sotera Health Co. * 6,071 101,386

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Spectrum Brands Holdings, Inc. 1,399 $ 133,101
STERIS PLC 4,573 1,109,135
Stryker Corp. 11,712 4,231,077
Sysco Corp. 8,694 678,654
Teleflex, Inc. 2,133 527,534
Tenet Healthcare Corp. * 4,467 742,415
Thermo Fisher Scientific, Inc. 17,589 10,880,028
TransUnion 8,457 885,448
Tyson Foods, Inc. Class A  13,050 777,258
U-Haul Holding Co. 2,543 183,096
U-Haul Holding Co. * 403 31,224
U.S. Foods Holding Corp. * 10,442 642,183
United Rentals, Inc. 2,337 1,892,339
United Therapeutics Corp. * 2,011 720,642
UnitedHealth Group, Inc. 39,478 23,081,997
Universal Health Services, Inc. Class B  2,645 605,731
Vertex Pharmaceuticals, Inc. * 5,929 2,757,459
Vestis Corp. 5,385 80,237
Viatris, Inc. 54,591 633,802
Waters Corp. * 1,111 399,838
West Pharmaceutical Services, Inc. 1,263 379,102
WEX, Inc. * 1,660 348,152
WillScot Holdings Corp. * 6,303 236,993
Zimmer Biomet Holdings, Inc. 9,487 1,024,122
Zoetis, Inc. 3,693 721,538
276,256,928
Energy - 6.7%
spacing
Antero Midstream Corp. 8,991 135,315
Antero Resources Corp. * 13,969 400,212
APA Corp. 16,333 399,505
Baker Hughes Co. 45,327 1,638,571
Cheniere Energy, Inc. 5,211 937,146
Chesapeake Energy Corp. 6,037 496,543
Chevron Corp. 79,356 11,686,758
Chord Energy Corp. 2,769 360,607
Civitas Resources, Inc. 3,503 177,497
ConocoPhillips 53,968 5,681,751
Coterra Energy, Inc. 34,421 824,383
Devon Energy Corp. 29,199 1,142,265
Diamondback Energy, Inc. 8,748 1,508,155
DT Midstream, Inc. 4,486 352,869
EOG Resources, Inc. 26,426 3,248,548
EQT Corp. 25,649 939,779
Exxon Mobil Corp. 206,711 24,230,664
First Solar, Inc. * 4,947 1,233,980
Halliburton Co. 40,906 1,188,319
Hess Corp. 4,524 614,359
HF Sinclair Corp. 7,095 316,224
Kinder Morgan, Inc. 89,957 1,987,150
Marathon Oil Corp. 25,159 669,984
Marathon Petroleum Corp. 16,136 2,628,716
Matador Resources Co. 5,251 259,504
New Fortress Energy, Inc. 1,639 14,899
NOV, Inc. 18,830 300,715
Occidental Petroleum Corp. 30,285 1,560,889
ONEOK, Inc. 26,714 2,434,447
Ovintiv, Inc. 12,193 467,114
Permian Resources Corp. 23,892 325,170
Phillips 66 19,263 2,532,121
Range Resources Corp. 11,461 352,540
Schlumberger NV 65,487 2,747,180
Southwestern Energy Co. * 53,023 376,994
TechnipFMC PLC (United Kingdom)  20,380 534,567
a Shares Value
Valero Energy Corp. 14,708 $ 1,986,021
Viper Energy, Inc. 3,126 141,014
Williams Cos., Inc. 55,720 2,543,618
79,376,093
Financial - 23.5%
spacing
Affiliated Managers Group, Inc. 1,544 274,523
Aflac, Inc. 25,691 2,872,254
AGNC Investment Corp. REIT 33,072 345,933
Agree Realty Corp. REIT 4,594 346,066
Air Lease Corp. 4,969 225,046
Alexandria Real Estate Equities, Inc. REIT 8,037 954,394
Allstate Corp. 10,288 1,951,119
Ally Financial, Inc. 10,654 379,176
American Express Co. 16,152 4,380,422
American Financial Group, Inc. 3,211 432,201
American Homes 4 Rent Class A REIT 15,465 593,701
American International Group, Inc. 29,911 2,190,383
Americold Realty Trust, Inc. REIT 13,182 372,655
Ameriprise Financial, Inc. 426 200,139
Annaly Capital Management, Inc. REIT 22,549 452,558
Aon PLC Class A  9,013 3,118,408
Apollo Global Management, Inc. 6,044 754,956
Arch Capital Group Ltd. * 16,739 1,872,759
Arthur J Gallagher & Co. 9,208 2,590,855
Assurant, Inc. 2,329 463,145
Assured Guaranty Ltd. 2,562 203,730
AvalonBay Communities, Inc. REIT 6,433 1,449,033
Axis Capital Holdings Ltd. 3,592 285,959
Bank of America Corp. 312,594 12,403,730
Bank of New York Mellon Corp. 34,026 2,445,108
Bank OZK 4,600 197,754
Berkshire Hathaway, Inc. Class B * 84,308 38,803,600
BlackRock, Inc. 6,800 6,456,668
BOK Financial Corp. 953 99,703
Brighthouse Financial, Inc. * 3,012 135,630
Brixmor Property Group, Inc. REIT 13,250 369,145
Brown & Brown, Inc. 6,139 636,000
BXP, Inc. REIT 7,155 575,691
Camden Property Trust REIT 4,726 583,803
Capital One Financial Corp. 17,334 2,595,420
Carlyle Group, Inc. 9,752 419,921
Cboe Global Markets, Inc. 4,894 1,002,634
CBRE Group, Inc. Class A * 13,903 1,730,645
Charles Schwab Corp. 61,744 4,001,629
Chubb Ltd. 18,634 5,373,859
Cincinnati Financial Corp. 7,103 966,860
Citigroup, Inc. 88,271 5,525,765
Citizens Financial Group, Inc. 21,201 870,725
CME Group, Inc. 16,527 3,646,683
CNA Financial Corp. 1,353 66,216
Coinbase Global, Inc. Class A * 1,527 272,066
Columbia Banking System, Inc. 9,692 253,058
Comerica, Inc. 6,149 368,387
Commerce Bancshares, Inc. 5,574 331,096
CoStar Group, Inc. * 18,833 1,420,762
Cousins Properties, Inc. REIT 6,996 206,242
Credit Acceptance Corp. * 64 28,379
Crown Castle, Inc. REIT 19,886 2,359,076
CubeSmart REIT 10,182 548,097
Cullen/Frost Bankers, Inc. 2,783 311,306
Digital Realty Trust, Inc. REIT 14,768 2,389,905
Discover Financial Services 11,353 1,592,712
East West Bancorp, Inc. 6,248 516,960

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
EastGroup Properties, Inc. REIT 2,136 $ 399,048
EPR Properties REIT 3,457 169,531
Equinix, Inc. REIT 4,123 3,659,698
Equity LifeStyle Properties, Inc. REIT 8,451 602,894
Equity Residential REIT 17,526 1,304,986
Essex Property Trust, Inc. REIT 2,962 875,034
Evercore, Inc. Class A  1,715 434,478
Everest Group Ltd. 1,650 646,520
Extra Space Storage, Inc. REIT 9,704 1,748,564
Federal Realty Investment Trust REIT 3,901 448,498
Fidelity National Financial, Inc. 11,883 737,459
Fifth Third Bancorp 31,685 1,357,385
First American Financial Corp. 4,778 315,396
First Citizens BancShares, Inc. Class A  556 1,023,568
First Hawaiian, Inc. 5,617 130,034
First Horizon Corp. 24,194 375,733
First Industrial Realty Trust, Inc. REIT 6,307 353,066
FNB Corp. 16,285 229,781
Franklin Resources, Inc. 13,777 277,607
Gaming & Leisure Properties, Inc. REIT 11,925 613,541
Globe Life, Inc. 3,979 421,416
Goldman Sachs Group, Inc. 10,617 5,256,583
Hanover Insurance Group, Inc. 1,563 231,496
Hartford Financial Services Group, Inc. 13,470 1,584,207
Healthcare Realty Trust, Inc. REIT 18,192 330,185
Healthpeak Properties, Inc. REIT 32,754 749,084
Highwoods Properties, Inc. REIT 4,676 156,693
Host Hotels & Resorts, Inc. REIT 31,682 557,603
Houlihan Lokey, Inc. 2,258 356,809
Howard Hughes Holdings, Inc. * 1,466 113,512
Huntington Bancshares, Inc. 66,988 984,724
Interactive Brokers Group, Inc. Class A  4,739 660,427
Intercontinental Exchange, Inc. 26,158 4,202,021
Invesco Ltd. 17,723 311,216
Invitation Homes, Inc. REIT 28,393 1,001,137
Iron Mountain, Inc. REIT 5,712 678,757
Janus Henderson Group PLC 6,248 237,861
Jefferies Financial Group, Inc. 5,656 348,127
Jones Lang LaSalle, Inc. * 1,439 388,257
JPMorgan Chase & Co. 132,011 27,835,839
Kemper Corp. 2,712 166,110
KeyCorp 42,495 711,791
Kilroy Realty Corp. REIT 5,709 220,938
Kimco Realty Corp. REIT 30,342 704,541
KKR & Co., Inc. 21,988 2,871,193
Lamar Advertising Co. Class A REIT 2,882 385,035
Lincoln National Corp. 7,517 236,861
Lineage, Inc. REIT 2,836 222,286
Loews Corp. 8,336 658,961
M&T Bank Corp. 7,711 1,373,483
Markel Group, Inc. * 452 708,998
Marsh & McLennan Cos., Inc. 19,596 4,371,672
Medical Properties Trust, Inc. REIT 28,477 166,590
MetLife, Inc. 27,091 2,234,466
MGIC Investment Corp. 11,455 293,248
Mid-America Apartment Communities, Inc.
REIT 5,388 856,153
Morgan Stanley 50,311 5,244,419
Nasdaq, Inc. 19,113 1,395,440
National Storage Affiliates Trust REIT 2,989 144,070
NNN REIT, Inc. 8,025 389,132
Northern Trust Corp. 9,005 810,720
Old Republic International Corp. 11,210 397,058
Omega Healthcare Investors, Inc. REIT 11,063 450,264
a Shares Value
OneMain Holdings, Inc. 5,456 $ 256,814
Park Hotels & Resorts, Inc. REIT 8,683 122,430
Pinnacle Financial Partners, Inc. 3,610 353,672
PNC Financial Services Group, Inc. 18,241 3,371,849
Popular, Inc. 3,093 310,135
Primerica, Inc. 1,537 407,536
Principal Financial Group, Inc. 10,414 894,563
Progressive Corp. 4,260 1,081,018
Prologis, Inc. REIT 42,557 5,374,098
Prosperity Bancshares, Inc. 4,161 299,883
Prudential Financial, Inc. 16,679 2,019,827
Public Storage REIT 6,127 2,229,431
Raymond James Financial, Inc. 8,773 1,074,342
Rayonier, Inc. REIT 6,942 223,394
Realty Income Corp. REIT 39,993 2,536,356
Regency Centers Corp. REIT 8,420 608,177
Regions Financial Corp. 42,627 994,488
Reinsurance Group of America, Inc. 3,014 656,660
RenaissanceRe Holdings Ltd. (Bermuda)  2,366 644,498
Rexford Industrial Realty, Inc. REIT 9,604 483,177
Rithm Capital Corp. REIT 23,126 262,480
RLI Corp. 1,806 279,894
Rocket Cos., Inc. Class A * 5,869 112,626
SBA Communications Corp. REIT 4,921 1,184,485
Seaport Entertainment Group, Inc. * 162 4,442
SEI Investments Co. 4,358 301,530
Simon Property Group, Inc. REIT 11,169 1,887,784
SLM Corp. 10,546 241,187
SoFi Technologies, Inc. * 41,942 329,664
STAG Industrial, Inc. REIT 8,748 341,959
Starwood Property Trust, Inc. REIT 14,167 288,723
State Street Corp. 13,985 1,237,253
Stifel Financial Corp. 4,605 432,410
Sun Communities, Inc. REIT 5,711 771,842
Synchrony Financial 17,907 893,201
Synovus Financial Corp. 6,780 301,507
T. Rowe Price Group, Inc. 10,177 1,108,581
TFS Financial Corp. 3,338 42,927
TPG, Inc. 3,106 178,781
Tradeweb Markets, Inc. Class A  3,105 383,995
Travelers Cos., Inc. 10,461 2,449,129
Truist Financial Corp. 61,127 2,614,402
U.S. Bancorp 71,599 3,274,222
UDR, Inc. REIT 15,230 690,528
Unum Group 7,947 472,370
UWM Holdings Corp. 1,427 12,158
Ventas, Inc. REIT 18,711 1,199,936
VICI Properties, Inc. REIT 48,373 1,611,305
Virtu Financial, Inc. Class A  3,621 110,296
Vornado Realty Trust REIT 7,736 304,798
Voya Financial, Inc. 4,635 367,185
W.R. Berkley Corp. 13,527 767,387
Webster Financial Corp. 7,500 349,575
Wells Fargo & Co. 161,393 9,117,091
Welltower, Inc. REIT 27,763 3,554,497
Western Alliance Bancorp 4,981 430,807
Western Union Co. 10,616 126,649
Weyerhaeuser Co. REIT 33,822 1,145,213
White Mountains Insurance Group Ltd. 111 188,278
Willis Towers Watson PLC 4,743 1,396,956
Wintrust Financial Corp. 3,142 341,001
WP Carey, Inc. REIT 9,891 616,209
XP, Inc. Class A (Brazil)  16,194 290,520

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Zions Bancorp NA 6,313 $ 298,100
279,593,085
Industrial - 14.0%
spacing
3M Co. 20,622 2,819,027
A.O. Smith Corp. 5,514 495,323
Acuity Brands, Inc. 1,359 374,255
Advanced Drainage Systems, Inc. 1,995 313,534
AECOM 6,221 642,443
AGCO Corp. 3,009 294,461
Allegion PLC 3,972 578,879
Amcor PLC 66,425 752,595
AMETEK, Inc. 10,712 1,839,358
Amphenol Corp. Class A  22,861 1,489,623
AptarGroup, Inc. 2,962 474,483
Armstrong World Industries, Inc. 1,320 173,488
Arrow Electronics, Inc. * 2,338 310,557
Avnet, Inc. 4,130 224,300
AZEK Co., Inc. * 2,068 96,782
Ball Corp. 13,936 946,394
Berry Global Group, Inc. 5,089 345,950
Boeing Co. * 22,336 3,395,965
Builders FirstSource, Inc. * 5,061 981,125
BWX Technologies, Inc. 3,464 376,537
Carlisle Cos., Inc. 1,821 818,995
Carrier Global Corp. 38,494 3,098,382
Caterpillar, Inc. 19,323 7,557,612
CH Robinson Worldwide, Inc. 5,211 575,138
Clean Harbors, Inc. * 2,350 568,019
CNH Industrial NV 38,808 430,769
Cognex Corp. 7,861 318,371
Coherent Corp. * 6,102 542,529
Crane Co. 2,208 349,482
CRH PLC 31,884 2,956,922
Crown Holdings, Inc. 5,415 519,190
CSX Corp. 89,680 3,096,650
Curtiss-Wright Corp. 1,731 568,962
Deere & Co. 11,614 4,846,871
Donaldson Co., Inc. 5,354 394,590
Dover Corp. 6,363 1,220,042
Eagle Materials, Inc. 400 115,060
Eaton Corp. PLC 18,387 6,094,187
EMCOR Group, Inc. 1,267 545,482
Emerson Electric Co. 26,190 2,864,400
Esab Corp. 2,670 283,848
Expeditors International of Washington, Inc. 5,436 714,290
FedEx Corp. 10,391 2,843,809
Flowserve Corp. 6,240 322,546
Fortive Corp. 16,327 1,288,690
Fortune Brands Innovations, Inc. 5,579 499,488
Garmin Ltd. 7,185 1,264,776
Gates Industrial Corp. PLC * 9,876 173,324
GE Vernova, Inc. * 12,501 3,187,505
Generac Holdings, Inc. * 1,452 230,694
General Dynamics Corp. 12,557 3,794,725
General Electric Co. 39,358 7,422,132
Graco, Inc. 7,675 671,639
Graphic Packaging Holding Co. 13,525 400,205
Hayward Holdings, Inc. * 6,274 96,243
Hexcel Corp. 3,960 244,847
Honeywell International, Inc. 25,361 5,242,372
Howmet Aerospace, Inc. 17,655 1,769,914
Hubbell, Inc. 2,484 1,064,021
Huntington Ingalls Industries, Inc. 1,782 471,125
a Shares Value
IDEX Corp. 3,475 $ 745,388
Illinois Tool Works, Inc. 8,455 2,215,802
Ingersoll Rand, Inc. 18,727 1,838,242
ITT, Inc. 3,737 558,719
Jabil, Inc. 4,570 547,623
Jacobs Solutions, Inc. 5,784 757,126
JB Hunt Transport Services, Inc. 3,814 657,267
Johnson Controls International PLC 30,733 2,385,188
Keysight Technologies, Inc. * 8,085 1,284,949
Kirby Corp. * 2,766 338,641
Knight-Swift Transportation Holdings, Inc. 6,911 372,848
L3Harris Technologies, Inc. 8,788 2,090,402
Landstar System, Inc. 1,719 324,668
Lincoln Electric Holdings, Inc. 1,924 369,446
Littelfuse, Inc. 1,177 312,199
Lockheed Martin Corp. 6,677 3,903,107
Louisiana-Pacific Corp. 940 101,012
Martin Marietta Materials, Inc. 2,685 1,445,201
Masco Corp. 10,186 855,013
MasTec, Inc. * 2,997 368,931
MDU Resources Group, Inc. 9,064 248,444
Mettler-Toledo International, Inc. * 979 1,468,206
Middleby Corp. * 2,570 357,564
Mohawk Industries, Inc. * 2,471 397,040
MSA Safety, Inc. 1,789 317,261
Nordson Corp. 2,603 683,626
Norfolk Southern Corp. 10,348 2,571,478
Northrop Grumman Corp. 6,353 3,354,829
nVent Electric PLC 7,470 524,842
Oshkosh Corp. 3,010 301,632
Otis Worldwide Corp. 18,746 1,948,459
Owens Corning 3,961 699,196
Packaging Corp. of America 4,113 885,940
Parker-Hannifin Corp. 5,880 3,715,102
Pentair PLC 7,592 742,422
RBC Bearings, Inc. * 1,314 393,385
Regal Rexnord Corp. 2,994 496,645
Republic Services, Inc. 9,524 1,912,800
Rockwell Automation, Inc. 4,829 1,296,393
RTX Corp. 61,244 7,420,323
Ryder System, Inc. 2,054 299,473
Saia, Inc. * 533 233,060
Schneider National, Inc. Class B  1,616 46,121
Sealed Air Corp. 3,652 132,568
Sensata Technologies Holding PLC 7,133 255,789
Silgan Holdings, Inc. 3,845 201,863
Simpson Manufacturing Co., Inc. 1,856 354,997
Smurfit WestRock PLC 23,797 1,176,048
Snap-on, Inc. 2,380 689,510
Sonoco Products Co. 4,436 242,339
Spirit AeroSystems Holdings, Inc. Class A * 4,795 155,885
Stanley Black & Decker, Inc. 7,083 780,051
Stericycle, Inc. * 4,257 259,677
TD SYNNEX Corp. 3,552 426,524
Teledyne Technologies, Inc. * 2,097 917,773
Tetra Tech, Inc. 9,390 442,832
Textron, Inc. 8,423 746,109
Timken Co. 2,921 246,211
TopBuild Corp. * 1,323 538,210
Toro Co. 4,674 405,376
Trane Technologies PLC 6,833 2,656,192
TransDigm Group, Inc. 1,991 2,841,416
Trimble, Inc. * 11,137 691,496
Union Pacific Corp. 14,615 3,602,305

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
United Parcel Service, Inc. Class B  33,569 $ 4,576,797
Universal Display Corp. 1,118 234,668
Valmont Industries, Inc. 939 272,263
Veralto Corp. 6,258 700,020
Vontier Corp. 7,465 251,869
Vulcan Materials Co. 4,556 1,140,959
Westinghouse Air Brake Technologies Corp. 8,117 1,475,427
Woodward, Inc. 2,667 457,417
Xylem, Inc. 11,212 1,513,956
166,565,485
Technology - 8.0%
spacing
Accenture PLC Class A (Ireland)  28,900 10,215,572
Advanced Micro Devices, Inc. * 25,175 4,130,714
Akamai Technologies, Inc. * 6,955 702,107
Allegro MicroSystems, Inc. * (Japan)  5,654 131,738
Amdocs Ltd. 5,140 449,647
Amentum Holdings, Inc. * 5,784 186,534
Amkor Technology, Inc. 5,450 166,770
Analog Devices, Inc. 22,821 5,252,710
ANSYS, Inc. * 4,048 1,289,814
Applied Materials, Inc. 3,088 623,930
Aspen Technology, Inc. * 1,251 298,764
Astera Labs, Inc. * 1,012 53,019
Bill Holdings, Inc. * 3,718 196,162
Broadridge Financial Solutions, Inc. 493 106,010
CACI International, Inc. Class A * 995 502,037
CCC Intelligent Solutions Holdings, Inc. * 20,387 225,276
Cirrus Logic, Inc. * 2,551 316,860
Cognizant Technology Solutions Corp.
Class A  23,096 1,782,549
Concentrix Corp. 2,290 117,363
Crane NXT Co. 2,469 138,511
Dayforce, Inc. * 6,406 392,368
Dell Technologies, Inc. Class C  10,538 1,249,175
DoubleVerify Holdings, Inc. * 3,054 51,429
Doximity, Inc. Class A * 5,355 233,317
Dropbox, Inc. Class A * 8,354 212,442
DXC Technology Co. * 7,995 165,896
Electronic Arts, Inc. 12,409 1,779,947
EPAM Systems, Inc. * 2,346 466,924
Fair Isaac Corp. * 160 310,963
Fidelity National Information Services, Inc. 26,083 2,184,451
Fiserv, Inc. * 18,000 3,233,700
Fortinet, Inc. * 5,162 400,313
Genpact Ltd. 8,492 332,971
GLOBALFOUNDRIES, Inc. * 4,855 195,414
Globant SA * 504 99,863
Guidewire Software, Inc. * 1,958 358,197
HashiCorp, Inc. Class A * 1,533 51,907
Hewlett Packard Enterprise Co. 60,205 1,231,794
HP, Inc. 34,400 1,233,928
Informatica, Inc. Class A * 3,087 78,039
Intel Corp. 196,179 4,602,359
International Business Machines Corp. 42,253 9,341,293
IPG Photonics Corp. * 1,509 112,149
Jack Henry & Associates, Inc. 3,308 583,994
KBR, Inc. 5,881 383,030
Kyndryl Holdings, Inc. * 10,758 247,219
Lattice Semiconductor Corp. * 882 46,808
Leidos Holdings, Inc. 6,255 1,019,565
Lumentum Holdings, Inc. * 3,226 204,464
MACOM Technology Solutions Holdings,
Inc. * 2,697 300,068
a Shares Value
Marvell Technology, Inc. 36,116 $ 2,604,686
Microchip Technology, Inc. 24,159 1,939,726
Micron Technology, Inc. 50,771 5,265,460
MicroStrategy, Inc. Class A * 6,809 1,147,997
MKS Instruments, Inc. 3,041 330,587
MSCI, Inc. 1,501 874,978
nCino, Inc. * 1,520 48,017
NetApp, Inc. 5,232 646,204
Nutanix, Inc. Class A * 7,815 463,039
ON Semiconductor Corp. * 19,439 1,411,466
Onto Innovation, Inc. * 1,759 365,098
Parsons Corp. * 2,212 229,340
Paychex, Inc. 9,566 1,283,662
Paycom Software, Inc. 911 151,745
Paycor HCM, Inc. * 1,507 21,384
PTC, Inc. * 2,053 370,895
Pure Storage, Inc. Class A * 1,795 90,181
Qorvo, Inc. * 4,347 449,045
QUALCOMM, Inc. 3,148 535,317
Roper Technologies, Inc. 4,893 2,722,661
Salesforce, Inc. 6,616 1,810,865
Science Applications International Corp. 2,370 330,070
SentinelOne, Inc. Class A * 10,707 256,112
Skyworks Solutions, Inc. 7,443 735,145
SS&C Technologies Holdings, Inc. 9,924 736,460
Take-Two Interactive Software, Inc. * 7,786 1,196,786
Teradyne, Inc. 659 88,260
Texas Instruments, Inc. 36,850 7,612,105
Twilio, Inc. Class A * 6,593 429,996
Tyler Technologies, Inc. * 307 179,202
UiPath, Inc. Class A * 1,658 21,222
Unity Software, Inc. * 7,154 161,824
Western Digital Corp. * 15,139 1,033,842
Wolfspeed, Inc. * 5,650 54,805
Zebra Technologies Corp. Class A * 1,841 681,759
Zoom Video Communications, Inc.
Class A * 12,139 846,574
ZoomInfo Technologies, Inc. * 15,086 155,688
95,272,277
Utilities - 4.7%
spacing
AES Corp. 32,311 648,159
Alliant Energy Corp. 11,801 716,203
Ameren Corp. 12,345 1,079,694
American Electric Power Co., Inc. 24,144 2,477,174
American Water Works Co., Inc. 9,050 1,323,472
Atmos Energy Corp. 6,979 968,057
Avangrid, Inc. 3,248 116,246
Brookfield Renewable Corp. Class A  5,895 192,531
CenterPoint Energy, Inc. 29,386 864,536
Clearway Energy, Inc. Class A  1,745 49,680
Clearway Energy, Inc. Class C  4,123 126,494
CMS Energy Corp. 13,809 975,330
Consolidated Edison, Inc. 15,742 1,639,214
Constellation Energy Corp. 12,120 3,151,442
Dominion Energy, Inc. 38,302 2,213,472
DTE Energy Co. 9,592 1,231,709
Duke Energy Corp. 35,513 4,094,649
Edison International 17,652 1,537,313
Entergy Corp. 9,891 1,301,754
Essential Utilities, Inc. 11,340 437,384
Evergy, Inc. 10,206 632,874
Eversource Energy 16,296 1,108,943
Exelon Corp. 46,429 1,882,696

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
FirstEnergy Corp. 26,714 $ 1,184,766
IDACORP, Inc. 2,346 241,849
National Fuel Gas Co. 4,477 271,351
NextEra Energy, Inc. 94,705 8,005,414
NiSource, Inc. 20,636 715,037
NRG Energy, Inc. 5,700 519,270
OGE Energy Corp. 9,587 393,259
PG&E Corp. 97,468 1,926,942
Pinnacle West Capital Corp. 5,100 451,809
PPL Corp. 34,267 1,133,552
Public Service Enterprise Group, Inc. 23,139 2,064,230
Sempra 28,990 2,424,434
Southern Co. 50,434 4,548,138
UGI Corp. 9,865 246,822
WEC Energy Group, Inc. 14,676 1,411,538
Xcel Energy, Inc. 25,276 1,650,523
55,957,960
Total Common Stocks
    (Cost $931,164,041) 1,162,591,543
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Value 86,340 16,387,332
a
Total Exchange-Traded Funds
    (Cost $15,398,369) 16,387,332
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $7,040,925; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $7,180,857) $ 7,040,055 7,040,055
a
Total Short-Term Investments
(Cost $7,040,055) 7,040,055
TOTAL INVESTMENTS - 99.9%
(Cost $953,602,465) 1,186,019,408
DERIVATIVES - 0.0% 52,817
OTHER ASSETS & LIABILITIES, NET - 0.1% 708,016
NET ASSETS - 100.0% $ 1,186,780,241
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/24 12 $ 3,456,639 $ 3,488,550 $ 31,911
CME E-Mini Standard & Poor's MidCap 400 Index 12/24 14 4,387,134 4,408,040 20,906
Total Futures Contracts $ 52,817

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 478 $ 478 $ – $ –
Common Stocks 1,162,591,543 1,162,591,543 – –
Exchange-Traded Funds 16,387,332 16,387,332 – –
Short-Term Investments 7,040,055 – 7,040,055 –
Derivatives:
Equity Contracts
Futures 52,817 52,817 – –
Total $ 1,186,072,225 $ 1,179,032,170 $ 7,040,055 $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 3.5%
spacing
Albemarle Corp. 3,433 $ 325,139
Alcoa Corp. 7,332 282,869
Ashland, Inc. 1,461 127,063
ATI, Inc. * 3,611 241,612
Axalta Coating Systems Ltd. * 6,445 233,244
Celanese Corp. 3,151 428,410
CF Industries Holdings, Inc. 5,266 451,823
Chemours Co. 4,437 90,160
Cleveland-Cliffs, Inc. * 13,697 174,911
Dow, Inc. 20,403 1,114,616
DuPont de Nemours, Inc. 12,118 1,079,835
Eastman Chemical Co. 3,327 372,458
Element Solutions, Inc. 6,549 177,871
FMC Corp. 3,644 240,285
Huntsman Corp. 4,782 115,724
International Flavors & Fragrances, Inc. 7,387 775,118
International Paper Co. 9,936 485,374
LyondellBasell Industries NV Class A  7,511 720,305
Mosaic Co. 9,362 250,714
MP Materials Corp. * 3,512 61,987
NewMarket Corp. 193 106,515
Nucor Corp. 6,945 1,044,111
Olin Corp. 3,494 167,642
PPG Industries, Inc. 6,761 895,562
Reliance, Inc. 1,635 472,858
Royal Gold, Inc. 1,922 269,657
RPM International, Inc. 3,638 440,198
Steel Dynamics, Inc. 4,262 537,353
U.S. Steel Corp. 6,520 230,352
Westlake Corp. 981 147,434
12,061,200
Communications - 5.0%
spacing
CDW Corp. 3,886 879,402
Charter Communications, Inc. Class A * 2,716 880,201
Ciena Corp. * 4,212 259,417
Corning, Inc. 22,200 1,002,330
Coupang, Inc. * (South Korea)  33,461 821,468
eBay, Inc. 14,658 954,382
Etsy, Inc. * 3,403 188,969
Expedia Group, Inc. * 3,627 536,869
F5, Inc. * 1,709 376,322
FactSet Research Systems, Inc. 1,090 501,236
Fox Corp. Class A  6,634 280,817
Fox Corp. Class B  3,869 150,117
Frontier Communications Parent, Inc. * 7,184 255,248
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 15,704 430,761
GoDaddy, Inc. Class A * 4,071 638,251
IAC, Inc. * 2,156 116,036
Interpublic Group of Cos., Inc. 11,025 348,721
Iridium Communications, Inc. 3,248 98,902
Juniper Networks, Inc. 9,407 366,685
Liberty Broadband Corp. Class A * 409 31,419
Liberty Broadband Corp. Class C * 3,229 249,569
Liberty Global Ltd. Class A * (Belgium)  4,707 99,365
Liberty Global Ltd. Class C * (Belgium)  4,900 105,889
Liberty Media Corp.-Liberty Formula One
Class A * 659 47,138
Liberty Media Corp.-Liberty Formula One
Class C * 5,900 456,837
a Shares Value
Lyft, Inc. Class A * 10,406 $ 132,677
Maplebear, Inc. * 5,036 205,167
Match Group, Inc. * 7,425 280,962
New York Times Co. Class A  4,705 261,927
News Corp. Class A  11,136 296,552
News Corp. Class B  3,061 85,555
Nexstar Media Group, Inc. 903 149,311
Okta, Inc. * 4,523 336,240
Omnicom Group, Inc. 5,567 575,572
Paramount Global Class B  17,288 183,599
Pinterest, Inc. Class A * 17,330 560,972
Robinhood Markets, Inc. Class A * 18,994 444,839
Roku, Inc. * 3,698 276,093
Sirius XM Holdings, Inc. 6,985 165,195
Trade Desk, Inc. Class A * 12,746 1,397,599
TripAdvisor, Inc. * 3,314 48,020
Trump Media & Technology Group Corp. * 1,806 29,022
Ubiquiti, Inc. 135 29,932
VeriSign, Inc. * 2,442 463,882
Warner Bros Discovery, Inc. * 69,860 576,345
Wayfair, Inc. Class A * 2,651 148,933
Zillow Group, Inc. Class A * 1,295 80,199
Zillow Group, Inc. Class C * 4,641 296,328
17,101,272
Consumer, Cyclical - 12.6%
spacing
Advance Auto Parts, Inc. 1,796 70,026
Alaska Air Group, Inc. * 3,672 166,011
Allison Transmission Holdings, Inc. 2,558 245,747
Amer Sports, Inc. * (Finland)  1,681 26,812
American Airlines Group, Inc. * 19,155 215,302
Aptiv PLC * 7,827 563,622
Aramark 7,663 296,788
AutoNation, Inc. * 754 134,906
Bath & Body Works, Inc. 6,584 210,161
Best Buy Co., Inc. 6,207 641,183
Birkenstock Holding PLC * (Luxembourg)  1,176 57,965
BJ's Wholesale Club Holdings, Inc. * 3,860 318,373
BorgWarner, Inc. 6,426 233,200
Boyd Gaming Corp. 2,009 129,882
Brunswick Corp. 1,918 160,767
Burlington Stores, Inc. * 1,819 479,270
Caesars Entertainment, Inc. * 6,294 262,712
Capri Holdings Ltd. * 3,348 142,089
CarMax, Inc. * 4,601 356,025
Carnival Corp. * 28,652 529,489
Carter's, Inc. 1,097 71,283
Carvana Co. * 3,086 537,303
Casey's General Stores, Inc. 1,056 396,750
Cava Group, Inc. * 2,126 263,305
Choice Hotels International, Inc. 835 108,801
Churchill Downs, Inc. 1,967 265,958
Columbia Sportswear Co. 932 77,533
Core & Main, Inc. Class A * 5,542 246,065
Crocs, Inc. * 1,740 251,969
Cummins, Inc. 3,931 1,272,818
Darden Restaurants, Inc. 3,422 561,653
Deckers Outdoor Corp. * 4,382 698,710
Delta Air Lines, Inc. 18,632 946,319
Dick's Sporting Goods, Inc. 1,617 337,468
Dillard's, Inc. Class A  96 36,834
Dolby Laboratories, Inc. Class A  1,646 125,968
Dollar General Corp. 6,313 533,890
Dollar Tree, Inc. * 5,842 410,809

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Domino's Pizza, Inc. 993 $ 427,129
DR Horton, Inc. 8,567 1,634,327
DraftKings, Inc. Class A * 13,080 512,736
Dutch Bros, Inc. Class A * 3,156 101,087
Fastenal Co. 16,612 1,186,429
Ferguson Enterprises, Inc. 5,870 1,165,606
Five Below, Inc. * 1,582 139,770
Floor & Decor Holdings, Inc. Class A * 3,072 381,450
Freshpet, Inc. * 1,362 186,281
GameStop Corp. Class A * 10,821 248,126
Gap, Inc. 5,867 129,367
Gentex Corp. 6,769 200,972
Genuine Parts Co. 3,997 558,301
Harley-Davidson, Inc. 3,504 135,009
Hasbro, Inc. 3,927 284,001
Hilton Worldwide Holdings, Inc. 7,095 1,635,398
Hyatt Hotels Corp. Class A  1,281 194,968
Kohl's Corp. 3,115 65,727
Las Vegas Sands Corp. 10,223 514,626
Lear Corp. 1,652 180,316
Leggett & Platt, Inc. 3,882 52,873
Lennar Corp. Class A  6,878 1,289,487
Lennar Corp. Class B  332 57,416
Liberty Media Corp.-Liberty Live Class A * 638 31,587
Liberty Media Corp.-Liberty Live Class C * 1,419 72,837
Light & Wonder, Inc. * 2,641 239,618
Lithia Motors, Inc. 793 251,889
Live Nation Entertainment, Inc. * 4,523 495,223
LKQ Corp. 7,542 301,077
Lucid Group, Inc. * 25,326 89,401
Macy's, Inc. 7,666 120,280
Madison Square Garden Sports Corp. * 555 115,584
Marriott Vacations Worldwide Corp. 993 72,966
Mattel, Inc. * 10,025 190,976
MGM Resorts International * 6,750 263,858
MSC Industrial Direct Co., Inc. Class A  1,380 118,763
Murphy USA, Inc. 532 262,207
Newell Brands, Inc. 12,280 94,310
Nordstrom, Inc. 2,691 60,521
Norwegian Cruise Line Holdings Ltd. * 12,527 256,929
NVR, Inc. * 83 814,379
Ollie's Bargain Outlet Holdings, Inc. * 1,784 173,405
Penn Entertainment, Inc. * 4,486 84,606
Penske Automotive Group, Inc. 529 85,920
Planet Fitness, Inc. Class A * 2,547 206,867
Polaris, Inc. 1,489 123,944
Pool Corp. 1,064 400,915
PulteGroup, Inc. 5,962 855,726
PVH Corp. 1,571 158,404
QuantumScape Corp. * 10,292 59,179
Ralph Lauren Corp. 1,127 218,491
RH * 433 144,808
Rivian Automotive, Inc. Class A * 24,082 270,200
Ross Stores, Inc. 9,495 1,429,092
Royal Caribbean Cruises Ltd. 6,879 1,220,059
Scotts Miracle-Gro Co. 1,171 101,526
SharkNinja, Inc. 1,937 210,571
SiteOne Landscape Supply, Inc. * 1,305 196,938
Skechers USA, Inc. Class A * 3,804 254,564
Southwest Airlines Co. 17,133 507,651
Tapestry, Inc. 6,469 303,914
Tempur Sealy International, Inc. 4,910 268,086
Texas Roadhouse, Inc. 1,951 344,547
Thor Industries, Inc. 1,488 163,516
a Shares Value
TKO Group Holdings, Inc. * 2,226 $ 275,378
Toll Brothers, Inc. 2,953 456,209
Tractor Supply Co. 3,121 907,993
Travel & Leisure Co. 1,892 87,183
Ulta Beauty, Inc. * 1,374 534,651
Under Armour, Inc. Class A * 4,867 43,365
Under Armour, Inc. Class C * 6,180 51,665
United Airlines Holdings, Inc. * 9,391 535,850
Vail Resorts, Inc. 1,111 193,636
VF Corp. 10,239 204,268
Walgreens Boots Alliance, Inc. 20,953 187,739
Watsco, Inc. 991 487,453
Wendy's Co. 5,048 88,441
WESCO International, Inc. 1,276 214,342
Whirlpool Corp. 1,497 160,179
Williams-Sonoma, Inc. 3,657 566,542
Wingstop, Inc. 834 347,011
WW Grainger, Inc. 1,254 1,302,668
Wyndham Hotels & Resorts, Inc. 2,167 169,329
Wynn Resorts Ltd. 2,990 286,681
YETI Holdings, Inc. * 2,492 102,247
Yum! Brands, Inc. 8,172 1,141,710
43,645,042
Consumer, Non-Cyclical - 18.4%
spacing
10X Genomics, Inc. Class A * 2,885 65,143
Acadia Healthcare Co., Inc. * 2,663 168,861
ADT, Inc. 8,178 59,127
Affirm Holdings, Inc. * 6,665 272,065
Agilent Technologies, Inc. 8,500 1,262,080
Albertsons Cos., Inc. Class A  12,229 225,992
Align Technology, Inc. * 2,153 547,551
Alnylam Pharmaceuticals, Inc. * 3,658 1,006,060
Amedisys, Inc. * 938 90,526
Apellis Pharmaceuticals, Inc. * 3,014 86,924
API Group Corp. * 6,655 219,748
Archer-Daniels-Midland Co. 13,777 823,038
Avantor, Inc. * 19,476 503,844
Avery Dennison Corp. 2,299 507,527
Avis Budget Group, Inc. 442 38,715
Azenta, Inc. * 1,518 73,532
Baxter International, Inc. 14,652 556,336
BellRing Brands, Inc. * 3,813 231,525
Bio-Rad Laboratories, Inc. Class A * 565 189,038
Bio-Techne Corp. 4,546 363,362
Biogen, Inc. * 4,213 816,648
BioMarin Pharmaceutical, Inc. * 5,384 378,441
Block, Inc. * 16,106 1,081,196
Booz Allen Hamilton Holding Corp. 3,682 599,282
Boston Beer Co., Inc. Class A * 266 76,911
Bright Horizons Family Solutions, Inc. * 1,686 236,259
Brown-Forman Corp. Class A  1,456 70,005
Brown-Forman Corp. Class B  5,042 248,066
Bruker Corp. 3,068 211,876
Bunge Global SA 4,019 388,396
Campbell Soup Co. 5,424 265,342
Cardinal Health, Inc. 7,040 778,061
Catalent, Inc. * 5,296 320,779
Celsius Holdings, Inc. * 5,154 161,629
Cencora, Inc. 4,799 1,080,159
Centene Corp. * 15,193 1,143,729
Certara, Inc. * 3,783 44,299
Charles River Laboratories International,
Inc. * 1,495 294,470

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Chemed Corp. 434 $ 260,821
Church & Dwight Co., Inc. 7,045 737,752
Clarivate PLC * 12,577 89,297
Clorox Co. 3,572 581,915
Coca-Cola Consolidated, Inc. 173 227,737
Conagra Brands, Inc. 13,638 443,508
Cooper Cos., Inc. * 5,620 620,111
Corpay, Inc. * 1,973 617,076
Corteva, Inc. 20,296 1,193,202
Coty, Inc. Class A * 11,508 108,060
Darling Ingredients, Inc. * 4,639 172,385
DaVita, Inc. * 1,476 241,961
Dentsply Sirona, Inc. 5,926 160,358
Dexcom, Inc. * 11,584 776,591
Dun & Bradstreet Holdings, Inc. 8,673 99,826
Elanco Animal Health, Inc. * 14,406 211,624
elf Beauty, Inc. * 1,548 168,778
Encompass Health Corp. 2,896 279,869
Enovis Corp. * 1,648 70,946
Envista Holdings Corp. * 4,841 95,658
Equifax, Inc. 3,562 1,046,729
Euronet Worldwide, Inc. * 1,263 125,328
Exact Sciences Corp. * 5,191 353,611
Exelixis, Inc. * 8,377 217,383
Flowers Foods, Inc. 5,484 126,516
Fortrea Holdings, Inc. * 2,544 50,880
FTI Consulting, Inc. * 1,029 234,159
GE HealthCare Technologies, Inc. 12,753 1,196,869
General Mills, Inc. 16,133 1,191,422
Global Payments, Inc. 7,359 753,709
Globus Medical, Inc. Class A * 3,276 234,365
GRAIL, Inc. * 810 11,146
Grand Canyon Education, Inc. * 844 119,721
Grocery Outlet Holding Corp. * 2,804 49,210
GXO Logistics, Inc. * 3,435 178,860
H&R Block, Inc. 4,061 258,077
Henry Schein, Inc. * 3,738 272,500
Hershey Co. 4,208 807,010
Hologic, Inc. * 6,606 538,125
Hormel Foods Corp. 8,485 268,975
Humana, Inc. 3,497 1,107,640
IDEXX Laboratories, Inc. * 2,373 1,198,887
Illumina, Inc. * 4,585 597,930
Incyte Corp. * 4,594 303,663
Ingredion, Inc. 1,917 263,453
Inspire Medical Systems, Inc. * 822 173,483
Insulet Corp. * 2,001 465,733
Intra-Cellular Therapies, Inc. * 3,012 220,388
Ionis Pharmaceuticals, Inc. * 4,520 181,071
IQVIA Holdings, Inc. * 5,192 1,230,348
J.M. Smucker Co. 3,020 365,722
Jazz Pharmaceuticals PLC * 1,781 198,421
Kellanova 7,548 609,199
Kenvue, Inc. 55,196 1,276,684
Kroger Co. 19,241 1,102,509
Labcorp Holdings, Inc. 2,415 539,704
Lamb Weston Holdings, Inc. 4,211 272,620
ManpowerGroup, Inc. 1,360 99,987
MarketAxess Holdings, Inc. 1,042 266,960
Masimo Corp. * 1,253 167,063
McCormick & Co., Inc. 7,253 596,922
Medpace Holdings, Inc. * 744 248,347
Molina Healthcare, Inc. * 1,672 576,104
Molson Coors Beverage Co. Class B  4,943 284,321
a Shares Value
Morningstar, Inc. 781 $ 249,233
Natera, Inc. * 3,312 420,458
Neurocrine Biosciences, Inc. * 2,919 336,327
Organon & Co. 7,528 144,011
Paylocity Holding Corp. * 1,283 211,657
Penumbra, Inc. * 1,079 209,661
Performance Food Group Co. * 4,472 350,471
Perrigo Co. PLC 4,022 105,497
Pilgrim's Pride Corp. * 1,159 53,372
Post Holdings, Inc. * 1,430 165,523
Premier, Inc. Class A  3,003 60,060
Qiagen NV * 6,464 294,565
Quanta Services, Inc. 4,214 1,256,404
Quest Diagnostics, Inc. 3,184 494,316
QuidelOrtho Corp. * 1,548 70,589
R1 RCM, Inc. * 4,271 60,520
RB Global, Inc. (Canada)  5,240 421,768
Repligen Corp. * 1,630 242,577
ResMed, Inc. 4,216 1,029,210
Revvity, Inc. 3,519 449,552
Reynolds Consumer Products, Inc. 1,453 45,188
Robert Half, Inc. 2,991 201,623
Roivant Sciences Ltd. * 12,288 141,804
Rollins, Inc. 8,178 413,643
Royalty Pharma PLC Class A  11,453 324,005
Sarepta Therapeutics, Inc. * 2,650 330,959
Seaboard Corp. 8 25,096
Service Corp. International 4,174 329,454
Shift4 Payments, Inc. Class A * 1,749 154,961
Solventum Corp. * 4,057 282,854
Sotera Health Co. * 4,000 66,800
Spectrum Brands Holdings, Inc. 839 79,822
STERIS PLC 2,842 689,299
Sysco Corp. 14,450 1,127,967
Teleflex, Inc. 1,378 340,807
Tenet Healthcare Corp. * 2,747 456,551
Toast, Inc. Class A * 12,981 367,492
TransUnion 5,578 584,017
Tyson Foods, Inc. Class A  8,070 480,649
U-Haul Holding Co. * 213 16,503
U-Haul Holding Co. 2,935 211,320
U.S. Foods Holding Corp. * 6,538 402,087
Ultragenyx Pharmaceutical, Inc. * 2,543 141,264
United Rentals, Inc. 1,917 1,552,252
United Therapeutics Corp. * 1,249 447,579
Universal Health Services, Inc. Class B  1,650 377,867
Valvoline, Inc. * 3,780 158,193
Verisk Analytics, Inc. 4,131 1,106,943
Vestis Corp. 3,722 55,458
Viatris, Inc. 33,885 393,405
Viking Therapeutics, Inc. * 3,078 194,868
Waters Corp. * 1,694 609,654
West Pharmaceutical Services, Inc. 2,091 627,635
WEX, Inc. * 1,172 245,804
WillScot Holdings Corp. * 5,404 203,190
Zimmer Biomet Holdings, Inc. 5,889 635,718
63,474,273
Energy - 5.2%
spacing
Antero Midstream Corp. 9,919 149,281
Antero Resources Corp. * 8,489 243,210
APA Corp. 10,589 259,007
Baker Hughes Co. 28,920 1,045,458
Cheniere Energy, Inc. 6,611 1,188,922

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Chesapeake Energy Corp. 3,704 $ 304,654
Chord Energy Corp. 1,808 235,456
Civitas Resources, Inc. 2,924 148,159
Coterra Energy, Inc. 21,278 509,608
Devon Energy Corp. 18,166 710,654
Diamondback Energy, Inc. 5,459 941,132
DT Midstream, Inc. 2,842 223,552
Enphase Energy, Inc. * 3,771 426,198
EQT Corp. 16,947 620,938
First Solar, Inc. * 3,077 767,527
Halliburton Co. 25,450 739,322
Hess Corp. 8,099 1,099,844
HF Sinclair Corp. 4,521 201,501
Kinder Morgan, Inc. 55,814 1,232,931
Marathon Oil Corp. 16,152 430,128
Matador Resources Co. 3,440 170,005
New Fortress Energy, Inc. 2,109 19,171
NOV, Inc. 11,523 184,022
ONEOK, Inc. 16,854 1,535,905
Ovintiv, Inc. 7,593 290,888
Permian Resources Corp. 18,377 250,111
Range Resources Corp. 6,938 213,413
Southwestern Energy Co. * 32,095 228,195
Targa Resources Corp. 6,365 942,084
TechnipFMC PLC (United Kingdom)  12,551 329,213
Texas Pacific Land Corp. 538 475,990
Viper Energy, Inc. 2,926 131,992
Weatherford International PLC 2,112 179,351
Williams Cos., Inc. 35,154 1,604,780
18,032,602
Financial - 21.0%
spacing
Affiliated Managers Group, Inc. 935 166,243
Aflac, Inc. 16,122 1,802,440
AGNC Investment Corp. REIT 21,325 223,059
Agree Realty Corp. REIT 2,898 218,306
Air Lease Corp. 2,932 132,790
Alexandria Real Estate Equities, Inc. REIT 4,989 592,444
Allstate Corp. 7,582 1,437,926
Ally Financial, Inc. 8,032 285,859
American Financial Group, Inc. 2,026 272,700
American Homes 4 Rent Class A REIT 9,631 369,734
Americold Realty Trust, Inc. REIT 8,315 235,065
Ameriprise Financial, Inc. 2,887 1,356,341
Annaly Capital Management, Inc. REIT 14,644 293,905
Arch Capital Group Ltd. * 10,422 1,166,013
ARES Management Corp. Class A  5,287 823,926
Arthur J Gallagher & Co. 6,236 1,754,623
Assurant, Inc. 1,523 302,864
Assured Guaranty Ltd. 1,551 123,335
AvalonBay Communities, Inc. REIT 4,108 925,327
Axis Capital Holdings Ltd. 2,241 178,406
Bank of New York Mellon Corp. 21,353 1,534,427
Bank OZK 3,110 133,699
Blue Owl Capital, Inc. 14,682 284,243
BOK Financial Corp. 615 64,341
Brighthouse Financial, Inc. * 1,896 85,377
Brixmor Property Group, Inc. REIT 8,768 244,276
Brown & Brown, Inc. 6,893 714,115
BXP, Inc. REIT 4,471 359,737
Camden Property Trust REIT 3,028 374,049
Carlyle Group, Inc. 6,407 275,885
Cboe Global Markets, Inc. 3,039 622,600
CBRE Group, Inc. Class A * 8,869 1,104,013
a Shares Value
Cincinnati Financial Corp. 4,407 $ 599,881
Citizens Financial Group, Inc. 13,045 535,758
CNA Financial Corp. 656 32,105
Coinbase Global, Inc. Class A * 5,714 1,018,063
Columbia Banking System, Inc. 6,101 159,297
Comerica, Inc. 3,757 225,082
Commerce Bancshares, Inc. 3,486 207,068
CoStar Group, Inc. * 11,751 886,495
Cousins Properties, Inc. REIT 4,433 130,685
Credit Acceptance Corp. * 173 76,712
Crown Castle, Inc. REIT 12,551 1,488,925
CubeSmart REIT 6,547 352,425
Cullen/Frost Bankers, Inc. 1,721 192,511
Digital Realty Trust, Inc. REIT 9,323 1,508,741
Discover Financial Services 7,244 1,016,261
East West Bancorp, Inc. 4,037 334,021
EastGroup Properties, Inc. REIT 1,398 261,174
EPR Properties REIT 2,186 107,201
Equitable Holdings, Inc. 9,561 401,849
Equity LifeStyle Properties, Inc. REIT 5,259 375,177
Equity Residential REIT 10,926 813,550
Essex Property Trust, Inc. REIT 1,835 542,096
Evercore, Inc. Class A  1,050 266,007
Everest Group Ltd. 1,233 483,126
Extra Space Storage, Inc. REIT 6,064 1,092,672
Federal Realty Investment Trust REIT 2,412 277,308
Fidelity National Financial, Inc. 7,429 461,044
Fifth Third Bancorp 19,750 846,090
First American Financial Corp. 2,924 193,013
First Citizens BancShares, Inc. Class A  345 635,128
First Hawaiian, Inc. 3,727 86,280
First Horizon Corp. 15,974 248,076
First Industrial Realty Trust, Inc. REIT 3,864 216,307
FNB Corp. 10,206 144,007
Franklin Resources, Inc. 8,339 168,031
Gaming & Leisure Properties, Inc. REIT 7,427 382,119
Globe Life, Inc. 2,565 271,659
Hanover Insurance Group, Inc. 1,044 154,627
Hartford Financial Services Group, Inc. 8,453 994,157
Healthcare Realty Trust, Inc. REIT 11,125 201,919
Healthpeak Properties, Inc. REIT 20,182 461,562
Highwoods Properties, Inc. REIT 3,052 102,273
Host Hotels & Resorts, Inc. REIT 20,397 358,987
Houlihan Lokey, Inc. 1,505 237,820
Howard Hughes Holdings, Inc. * 906 70,152
Huntington Bancshares, Inc. 41,564 610,991
Interactive Brokers Group, Inc. Class A  3,040 423,654
Invesco Ltd. 10,693 187,769
Invitation Homes, Inc. REIT 17,627 621,528
Iron Mountain, Inc. REIT 8,436 1,002,450
Janus Henderson Group PLC 3,782 143,981
Jefferies Financial Group, Inc. 5,042 310,335
Jones Lang LaSalle, Inc. * 1,383 373,147
Kemper Corp. 1,719 105,289
KeyCorp 26,481 443,557
Kilroy Realty Corp. REIT 3,420 132,354
Kimco Realty Corp. REIT 18,853 437,767
Kinsale Capital Group, Inc. 644 299,827
Lamar Advertising Co. Class A REIT 2,548 340,413
Lazard, Inc. 3,203 161,367
Lincoln National Corp. 4,802 151,311
Lineage, Inc. REIT 1,780 139,516
Loews Corp. 5,173 408,926
LPL Financial Holdings, Inc. 2,131 495,735

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
M&T Bank Corp. 4,806 $ 856,045
Markel Group, Inc. * 369 578,806
Medical Properties Trust, Inc. REIT 17,044 99,707
MGIC Investment Corp. 7,403 189,517
Mid-America Apartment Communities, Inc.
REIT 3,337 530,249
Nasdaq, Inc. 11,919 870,206
National Storage Affiliates Trust REIT 1,980 95,436
NNN REIT, Inc. 5,304 257,191
Northern Trust Corp. 5,759 518,483
NU Holdings Ltd. Class A * (Brazil)  91,938 1,254,954
Old Republic International Corp. 7,089 251,092
Omega Healthcare Investors, Inc. REIT 6,973 283,801
OneMain Holdings, Inc. 3,234 152,224
Park Hotels & Resorts, Inc. REIT 6,051 85,319
Pinnacle Financial Partners, Inc. 2,218 217,297
Popular, Inc. 2,070 207,559
Primerica, Inc. 1,011 268,067
Principal Financial Group, Inc. 6,638 570,204
Prosperity Bancshares, Inc. 2,625 189,184
Prudential Financial, Inc. 10,350 1,253,385
Raymond James Financial, Inc. 5,449 667,285
Rayonier, Inc. REIT 4,323 139,114
Realty Income Corp. REIT 25,053 1,588,861
Regency Centers Corp. REIT 5,244 378,774
Regions Financial Corp. 26,445 616,962
Reinsurance Group of America, Inc. 1,922 418,746
RenaissanceRe Holdings Ltd. (Bermuda)  1,478 402,607
Rexford Industrial Realty, Inc. REIT 6,310 317,456
Rithm Capital Corp. REIT 14,127 160,341
RLI Corp. 1,212 187,836
Rocket Cos., Inc. Class A * 4,015 77,048
Ryan Specialty Holdings, Inc. 2,994 198,772
SBA Communications Corp. REIT 3,100 746,170
SEI Investments Co. 2,951 204,180
Simon Property Group, Inc. REIT 9,341 1,578,816
SLM Corp. 6,250 142,937
SoFi Technologies, Inc. * 30,152 236,995
STAG Industrial, Inc. REIT 5,295 206,982
Starwood Property Trust, Inc. REIT 8,673 176,756
State Street Corp. 8,704 770,043
Stifel Financial Corp. 2,905 272,779
Sun Communities, Inc. REIT 3,540 478,431
Synchrony Financial 11,402 568,732
Synovus Financial Corp. 4,047 179,970
T. Rowe Price Group, Inc. 6,325 688,982
TFS Financial Corp. 1,778 22,865
TPG, Inc. 2,425 139,583
Tradeweb Markets, Inc. Class A  3,313 409,719
UDR, Inc. REIT 9,391 425,788
Unum Group 5,215 309,980
UWM Holdings Corp. 2,776 23,652
Ventas, Inc. REIT 11,648 746,986
VICI Properties, Inc. REIT 30,218 1,006,562
Virtu Financial, Inc. Class A  2,476 75,419
Vornado Realty Trust REIT 5,128 202,043
Voya Financial, Inc. 2,965 234,887
W.R. Berkley Corp. 8,489 481,581
Webster Financial Corp. 4,994 232,770
Western Alliance Bancorp 3,142 271,752
Western Union Co. 8,875 105,879
Weyerhaeuser Co. REIT 21,028 712,008
White Mountains Insurance Group Ltd. 73 123,823
Willis Towers Watson PLC 2,957 870,925
a Shares Value
Wintrust Financial Corp. 1,873 $ 203,277
WP Carey, Inc. REIT 6,182 385,139
XP, Inc. Class A (Brazil)  11,940 214,204
Zions Bancorp NA 4,129 194,971
72,393,540
Industrial - 14.2%
spacing
A.O. Smith Corp. 3,517 315,932
AAON, Inc. 1,998 215,464
Acuity Brands, Inc. 901 248,126
Advanced Drainage Systems, Inc. 2,025 318,249
AECOM 3,869 399,552
AGCO Corp. 1,821 178,203
Allegion PLC 2,488 362,601
Amcor PLC 41,191 466,694
AMETEK, Inc. 6,697 1,149,942
AptarGroup, Inc. 1,932 309,487
Armstrong World Industries, Inc. 1,271 167,048
Arrow Electronics, Inc. * 1,498 198,979
Avnet, Inc. 2,515 136,590
Axon Enterprise, Inc. * 2,075 829,170
AZEK Co., Inc. * 4,201 196,607
Ball Corp. 8,814 598,559
Berry Global Group, Inc. 3,240 220,255
Builders FirstSource, Inc. * 3,459 670,562
BWX Technologies, Inc. 2,668 290,012
Carlisle Cos., Inc. 1,330 598,167
CH Robinson Worldwide, Inc. 3,357 370,512
Clean Harbors, Inc. * 1,465 354,105
CNH Industrial NV 24,572 272,749
Cognex Corp. 5,030 203,715
Coherent Corp. * 3,868 343,904
Comfort Systems USA, Inc. 1,028 401,280
Crane Co. 1,431 226,499
Crown Holdings, Inc. 3,422 328,101
Curtiss-Wright Corp. 1,116 366,818
Donaldson Co., Inc. 3,514 258,982
Dover Corp. 3,959 759,099
Eagle Materials, Inc. 961 276,432
EMCOR Group, Inc. 1,336 575,188
Esab Corp. 1,629 173,179
Expeditors International of Washington, Inc. 4,050 532,170
Flowserve Corp. 3,843 198,645
Fortive Corp. 10,163 802,166
Fortune Brands Innovations, Inc. 3,532 316,220
Garmin Ltd. 4,472 787,206
Gates Industrial Corp. PLC * 5,897 103,492
Generac Holdings, Inc. * 1,723 273,750
Graco, Inc. 4,895 428,361
Graphic Packaging Holding Co. 8,557 253,202
Hayward Holdings, Inc. * 4,284 65,717
HEICO Corp. 1,290 337,309
HEICO Corp. Class A  2,327 474,150
Hexcel Corp. 2,350 145,301
Howmet Aerospace, Inc. 11,648 1,167,712
Hubbell, Inc. 1,542 660,516
Huntington Ingalls Industries, Inc. 1,156 305,623
IDEX Corp. 2,168 465,036
Ingersoll Rand, Inc. 11,702 1,148,668
ITT, Inc. 2,411 360,469
Jabil, Inc. 3,192 382,497
Jacobs Solutions, Inc. 3,578 468,360
JB Hunt Transport Services, Inc. 2,368 408,077
Keysight Technologies, Inc. * 5,032 799,736

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Kirby Corp. * 1,697 $ 207,764
Knight-Swift Transportation Holdings, Inc. 4,579 247,037
L3Harris Technologies, Inc. 5,455 1,297,581
Landstar System, Inc. 1,041 196,614
Lennox International, Inc. 921 556,551
Lincoln Electric Holdings, Inc. 1,615 310,112
Littelfuse, Inc. 714 189,388
Loar Holdings, Inc. * 325 24,242
Louisiana-Pacific Corp. 1,875 201,487
Martin Marietta Materials, Inc. 1,775 955,394
Masco Corp. 6,316 530,165
MasTec, Inc. * 1,833 225,642
MDU Resources Group, Inc. 5,809 159,225
Mettler-Toledo International, Inc. * 610 914,817
Middleby Corp. * 1,558 216,765
Mohawk Industries, Inc. * 1,488 239,092
MSA Safety, Inc. 1,083 192,059
Nordson Corp. 1,621 425,723
nVent Electric PLC 4,834 339,637
Old Dominion Freight Line, Inc. 5,697 1,131,652
Oshkosh Corp. 1,909 191,301
Otis Worldwide Corp. 11,719 1,218,073
Owens Corning 2,466 435,298
Packaging Corp. of America 2,547 548,624
Pentair PLC 4,724 461,960
RBC Bearings, Inc. * 832 249,084
Regal Rexnord Corp. 1,943 322,305
Rockwell Automation, Inc. 3,316 890,213
Ryder System, Inc. 1,261 183,854
Saia, Inc. * 775 338,876
Schneider National, Inc. Class B  1,374 39,214
Sealed Air Corp. 4,257 154,529
Sensata Technologies Holding PLC 4,373 156,816
Silgan Holdings, Inc. 2,425 127,313
Simpson Manufacturing Co., Inc. 1,240 237,175
Smurfit WestRock PLC 14,934 738,038
Snap-on, Inc. 1,514 438,621
Sonoco Products Co. 2,866 156,570
Spirit AeroSystems Holdings, Inc. Class A * 3,379 109,851
Stanley Black & Decker, Inc. 4,400 484,572
Stericycle, Inc. * 2,697 164,517
TD SYNNEX Corp. 2,205 264,776
Teledyne Technologies, Inc. * 1,337 585,151
Tetra Tech, Inc. 7,800 367,848
Textron, Inc. 5,399 478,243
Timken Co. 1,891 159,392
TopBuild Corp. * 929 377,926
Toro Co. 2,940 254,986
Trex Co., Inc. * 3,172 211,192
Trimble, Inc. * 7,127 442,515
Universal Display Corp. 1,365 286,514
Valmont Industries, Inc. 582 168,751
Veralto Corp. 7,136 798,233
Vertiv Holdings Co. Class A  10,362 1,030,915
Vontier Corp. 4,519 152,471
Vulcan Materials Co. 3,831 959,397
Westinghouse Air Brake Technologies Corp. 5,061 919,938
Woodward, Inc. 1,741 298,599
XPO, Inc. * 3,254 349,838
Xylem, Inc. 6,997 944,805
48,924,386
Technology - 12.8%
spacing
Akamai Technologies, Inc. * 4,303 434,388
a Shares Value
Allegro MicroSystems, Inc. * (Japan)  3,548 $ 82,668
Amdocs Ltd. 3,236 283,085
Amentum Holdings, Inc. * 3,578 115,391
Amkor Technology, Inc. 3,233 98,930
ANSYS, Inc. * 2,521 803,266
Appfolio, Inc. Class A * 643 151,362
AppLovin Corp. Class A * 7,589 990,744
Aspen Technology, Inc. * 787 187,951
Astera Labs, Inc. * 691 36,202
Bentley Systems, Inc. Class B  4,101 208,372
Bill Holdings, Inc. * 2,997 158,122
Broadridge Financial Solutions, Inc. 3,379 726,586
CACI International, Inc. Class A * 646 325,946
CCC Intelligent Solutions Holdings, Inc. * 13,188 145,727
Cirrus Logic, Inc. * 1,573 195,382
Cloudflare, Inc. Class A * 8,651 699,779
Cognizant Technology Solutions Corp.
Class A  14,440 1,114,479
Concentrix Corp. 1,336 68,470
Confluent, Inc. Class A * 7,074 144,168
Crane NXT Co. 1,459 81,850
Datadog, Inc. Class A * 8,659 996,305
Dayforce, Inc. * 4,337 265,641
DocuSign, Inc. * 5,946 369,187
DoubleVerify Holdings, Inc. * 4,160 70,054
Doximity, Inc. Class A * 3,505 152,713
Dropbox, Inc. Class A * 6,869 174,679
Duolingo, Inc. * 1,032 291,045
DXC Technology Co. * 5,136 106,572
Dynatrace, Inc. * 8,518 455,457
Elastic NV * 2,381 182,766
Electronic Arts, Inc. 7,758 1,112,808
Entegris, Inc. 4,316 485,679
EPAM Systems, Inc. * 1,626 323,623
Fair Isaac Corp. * 685 1,331,311
Fidelity National Information Services, Inc. 16,217 1,358,174
Five9, Inc. * 2,082 59,816
Gartner, Inc. * 2,186 1,107,777
Genpact Ltd. 5,283 207,146
Gitlab, Inc. Class A * 3,467 178,689
GLOBALFOUNDRIES, Inc. * 2,862 115,196
Globant SA * 1,231 243,910
Guidewire Software, Inc. * 2,395 438,141
HashiCorp, Inc. Class A * 4,075 137,980
Hewlett Packard Enterprise Co. 37,416 765,531
HP, Inc. 28,330 1,016,197
HubSpot, Inc. * 1,409 749,024
Informatica, Inc. Class A * 2,002 50,611
IPG Photonics Corp. * 744 55,294
Jack Henry & Associates, Inc. 2,122 374,618
KBR, Inc. 3,895 253,681
Kyndryl Holdings, Inc. * 6,653 152,886
Lattice Semiconductor Corp. * 3,985 211,484
Leidos Holdings, Inc. 3,881 632,603
Lumentum Holdings, Inc. * 1,852 117,380
MACOM Technology Solutions Holdings,
Inc. * 1,632 181,576
Manhattan Associates, Inc. * 1,755 493,822
Microchip Technology, Inc. 15,260 1,225,225
MicroStrategy, Inc. Class A * 4,552 767,467
MKS Instruments, Inc. 1,956 212,637
MongoDB, Inc. * 2,039 551,244
Monolithic Power Systems, Inc. 1,351 1,249,000
MSCI, Inc. 2,213 1,290,024

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
nCino, Inc. * 2,249 $ 71,046
NetApp, Inc. 5,944 734,143
Nutanix, Inc. Class A * 7,107 421,090
ON Semiconductor Corp. * 12,422 901,961
Onto Innovation, Inc. * 1,433 297,434
Palantir Technologies, Inc. Class A * 58,132 2,162,510
Parsons Corp. * 1,330 137,894
Paychex, Inc. 9,263 1,243,002
Paycom Software, Inc. 1,490 248,189
Paycor HCM, Inc. * 1,835 26,039
Pegasystems, Inc. 1,361 99,476
Playtika Holding Corp. 2,205 17,464
Procore Technologies, Inc. * 3,081 190,159
PTC, Inc. * 3,408 615,689
Pure Storage, Inc. Class A * 8,867 445,478
Qorvo, Inc. * 2,717 280,666
RingCentral, Inc. Class A * 2,472 78,189
ROBLOX Corp. Class A * 14,737 652,260
Science Applications International Corp. 1,495 208,209
SentinelOne, Inc. Class A * 7,939 189,901
Skyworks Solutions, Inc. 4,597 454,046
Smartsheet, Inc. Class A * 3,710 205,386
SS&C Technologies Holdings, Inc. 6,156 456,837
Super Micro Computer, Inc. * 1,427 594,203
Take-Two Interactive Software, Inc. * 4,981 765,630
Teradata Corp. * 2,670 81,008
Teradyne, Inc. 4,479 599,872
Twilio, Inc. Class A * 4,927 321,339
Tyler Technologies, Inc. * 1,223 713,890
UiPath, Inc. Class A * 12,825 164,160
Unity Software, Inc. * 8,704 196,884
Veeva Systems, Inc. Class A * 4,270 896,145
Western Digital Corp. * 9,397 641,721
Wolfspeed, Inc. * 4,086 39,634
Zebra Technologies Corp. Class A * 1,467 543,259
Zoom Video Communications, Inc.
Class A * 7,618 531,279
ZoomInfo Technologies, Inc. * 8,660 89,371
Zscaler, Inc. * 2,620 447,863
44,331,167
Utilities - 5.7%
spacing
AES Corp. 20,233 405,874
Alliant Energy Corp. 7,333 445,040
Ameren Corp. 7,667 670,556
American Water Works Co., Inc. 5,641 824,940
Atmos Energy Corp. 4,330 600,614
Avangrid, Inc. 2,041 73,047
Brookfield Renewable Corp. Class A  3,942 128,746
CenterPoint Energy, Inc. 18,186 535,032
Clearway Energy, Inc. Class A  1,129 32,143
Clearway Energy, Inc. Class C  2,330 71,484
CMS Energy Corp. 8,568 605,158
Consolidated Edison, Inc. 10,041 1,045,569
DTE Energy Co. 5,971 766,736
Edison International 11,018 959,558
Entergy Corp. 6,160 810,718
Essential Utilities, Inc. 7,114 274,387
Evergy, Inc. 6,355 394,073
Eversource Energy 10,132 689,483
Exelon Corp. 28,790 1,167,434
FirstEnergy Corp. 16,624 737,274
IDACORP, Inc. 1,480 152,573
National Fuel Gas Co. 2,666 161,586
a Shares Value
NiSource, Inc. 12,832 $ 444,629
NRG Energy, Inc. 5,997 546,327
OGE Energy Corp. 5,850 239,967
PG&E Corp. 61,567 1,217,180
Pinnacle West Capital Corp. 3,322 294,296
PPL Corp. 21,308 704,869
Public Service Enterprise Group, Inc. 14,358 1,280,877
UGI Corp. 6,140 153,623
Vistra Corp. 9,970 1,181,844
WEC Energy Group, Inc. 9,152 880,239
Xcel Energy, Inc. 16,124 1,052,897
19,548,773
Total Common Stocks
    (Cost $290,809,729) 339,512,255
EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell Mid-Cap 35,071 3,091,158
a
Total Exchange-Traded Funds
    (Cost $2,943,136) 3,091,158
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $2,074,532; collateralized by U.S.
Treasury Obligations: 4.500% due
11/15/33 and value $2,115,962) $ 2,074,276 2,074,276
a
Total Short-Term Investments
(Cost $2,074,276) 2,074,276
TOTAL INVESTMENTS - 99.9%
(Cost $295,827,141) 344,677,689
DERIVATIVES - 0.0% 23,536
OTHER ASSETS & LIABILITIES, NET - 0.1% 202,710
NET ASSETS - 100.0% $ 344,903,935

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 12/24 2 $ 578,891 $ 581,425 $ 2,534
CME E-Mini Standard & Poor's MidCap 400 Index 12/24 6 1,868,158 1,889,160 21,002
Total Futures Contracts $ 23,536
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 339,512,255 $ 339,512,255 $ – $ –
Exchange-Traded Funds 3,091,158 3,091,158 – –
Short-Term Investments 2,074,276 – 2,074,276 –
Derivatives:
Equity Contracts
Futures 23,536 23,536 – –
Total $ 344,701,225 $ 342,626,949 $ 2,074,276 $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 869 $ 730
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 758 364
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,305
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 40 –
2,399
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 33 34
Total Rights
    (Cost $1,164) 2,433
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 32 105
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 32 104
209
Total Warrants
    (Cost $0) 209
COMMON STOCKS - 98.0%
Basic Materials - 3.3%
spacing
Balchem Corp. 2,338 411,488
Cabot Corp. 3,929 439,144
Carpenter Technology Corp. 3,441 549,115
Centrus Energy Corp. Class A * 731 40,095
Century Aluminum Co. * 3,866 62,745
Codexis, Inc. * 545 1,679
Constellium SE * 9,172 149,137
Contango ORE, Inc. * 344 6,625
Critical Metals Corp. * (Austria)  643 4,784
Dakota Gold Corp. * 3,347 7,899
Encore Energy Corp. * (Canada)  9,543 38,554
Hawkins, Inc. 1,376 175,399
HB Fuller Co. 1,157 91,843
Ingevity Corp. * 2,576 100,464
Innospec, Inc. 1,525 172,462
Ivanhoe Electric, Inc. * 6,113 51,716
Kaiser Aluminum Corp. 1,103 79,990
Lightwave Logic, Inc. * 8,805 24,302
Metals Acquisition Ltd. Class A * (Australia)  1,074 14,875
Northern Technologies International Corp. 420 5,162
Oil-Dri Corp. of America 71 4,898
Orion SA (Germany)  4,193 74,677
Perpetua Resources Corp. * 2,864 26,778
Piedmont Lithium, Inc. * 486 4,340
Quaker Chemical Corp. 1,008 169,838
Sensient Technologies Corp. 2,892 231,996
Stepan Co. 156 12,051
Sylvamo Corp. 568 48,763
U.S. Lime & Minerals, Inc. 773 75,491
a Shares Value
Ur-Energy, Inc. * 21,729 $ 25,857
Uranium Energy Corp. * 28,885 179,376
3,281,543
Communications - 4.0%
spacing
1-800-Flowers.com, Inc. Class A * 301 2,387
A10 Networks, Inc. 5,284 76,301
Anterix, Inc. * 643 24,215
Applied Digital Corp. * 5,853 48,287
AudioEye, Inc. * 388 8,866
Backblaze, Inc. Class A * 2,971 18,985
Boston Omaha Corp. Class A * 81 1,204
Bumble, Inc. Class A * 459 2,928
Calix, Inc. * 3,213 124,632
Cardlytics, Inc. * 2,978 9,530
Cargurus, Inc. * 6,393 191,982
Clear Channel Outdoor Holdings, Inc. * 4,000 6,400
Cogent Communications Holdings, Inc. 3,195 242,564
Couchbase, Inc. * 2,894 46,651
Credo Technology Group Holding Ltd. * 9,255 285,054
Despegar.com Corp. * (Argentina)  706 8,754
DigitalBridge Group, Inc. 3,115 44,015
Entravision Communications Corp. Class A  590 1,221
ePlus, Inc. * 1,290 126,859
Eventbrite, Inc. Class A * 5,293 14,450
EverQuote, Inc. Class A * 1,861 39,248
Extreme Networks, Inc. * 4,959 74,534
Figs, Inc. Class A * 391 2,674
fuboTV, Inc. * 1,783 2,532
Gambling.com Group Ltd. * (Malta)  1,209 12,114
Getty Images Holdings, Inc. * 7,310 27,851
Globalstar, Inc. * 42,727 52,981
Gogo, Inc. * 1,941 13,936
Grindr, Inc. * (Singapore)  1,835 21,892
Groupon, Inc. * 620 6,064
Harmonic, Inc. * 7,938 115,657
HealthStream, Inc. 686 19,784
Hims & Hers Health, Inc. * 13,754 253,349
IDT Corp. Class B  801 30,574
Infinera Corp. * 14,696 99,198
Innovid Corp. * (Israel)  1,780 3,204
InterDigital, Inc. 1,837 260,174
LifeMD, Inc. * 1,674 8,772
Liquidity Services, Inc. * 1,554 35,431
LiveOne, Inc. * 5,131 4,868
Magnite, Inc. * 8,018 111,049
MediaAlpha, Inc. Class A * 2,138 38,719
Mondee Holdings, Inc. * 2,645 3,677
Nerdy, Inc. * 3,728 3,665
Open Lending Corp. * 8,189 50,117
Opendoor Technologies, Inc. * 1,786 3,572
OptimizeRx Corp. * 1,269 9,797
Perficient, Inc. * 2,517 189,983
Preformed Line Products Co. 8 1,025
Q2 Holdings, Inc. * 4,287 341,974
QuinStreet, Inc. * 3,746 71,661
RealReal, Inc. * 4,937 15,502
Revolve Group, Inc. * 2,702 66,956
Shutterstock, Inc. 1,457 51,534
Sinclair, Inc. 2,405 36,796
Sprinklr, Inc. Class A * 9,204 71,147
Squarespace, Inc. Class A * 4,420 205,221
Stagwell, Inc. * 1,256 8,817
TechTarget, Inc. * 1,804 44,108

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Thryv Holdings, Inc. * 2,298 $ 39,595
Townsquare Media, Inc. Class A  972 9,876
Tucows, Inc. Class A * 577 12,054
Upwork, Inc. * 8,842 92,399
Value Line, Inc. 55 2,558
Vivid Seats, Inc. Class A * 5,612 20,764
Yelp, Inc. * 4,719 165,543
4,038,231
Consumer, Cyclical - 10.1%
spacing
Abercrombie & Fitch Co. Class A * 3,631 507,977
Academy Sports & Outdoors, Inc. 1,325 77,327
Accel Entertainment, Inc. * 3,510 40,786
Acushnet Holdings Corp. 2,113 134,704
American Eagle Outfitters, Inc. 10,542 236,035
Arhaus, Inc. 2,993 36,844
Arko Corp. 833 5,848
Atlanta Braves Holdings, Inc. Class A * 745 31,402
Atlanta Braves Holdings, Inc. Class C * 3,608 143,598
Aurora Innovation, Inc. * 36,864 218,235
Beacon Roofing Supply, Inc. * 4,298 371,476
BJ's Restaurants, Inc. * 754 24,550
Blink Charging Co. * 2,212 3,805
Bloomin' Brands, Inc. 3,141 51,921
Blue Bird Corp. * 2,304 110,500
Boot Barn Holdings, Inc. * 2,134 356,976
Brinker International, Inc. * 2,889 221,095
Buckle, Inc. 2,291 100,735
Build-A-Bear Workshop, Inc. 933 32,067
Caleres, Inc. 773 25,548
Camping World Holdings, Inc. Class A  3,030 73,387
Cavco Industries, Inc. * 604 258,657
Century Communities, Inc. 256 26,363
Champion Homes, Inc. * 1,834 173,955
Cheesecake Factory, Inc. 3,506 142,168
Cinemark Holdings, Inc. * 6,316 175,837
CompX International, Inc. 84 2,454
Cracker Barrel Old Country Store, Inc. 398 18,049
Daktronics, Inc. * 235 3,034
Dave & Buster's Entertainment, Inc. * 2,316 78,860
Denny's Corp. * 2,562 16,525
Dine Brands Global, Inc. 223 6,964
Dorman Products, Inc. * 1,895 214,362
Douglas Dynamics, Inc. 1,402 38,667
Dream Finders Homes, Inc. Class A * 1,953 70,718
Empire Resorts, Inc. (Escrow) * ± Ω 94 –
Everi Holdings, Inc. * 3,148 41,365
EVgo, Inc. * 1,776 7,353
EVI Industries, Inc. 200 3,866
First Watch Restaurant Group, Inc. * 2,220 34,632
FirstCash Holdings, Inc. 2,818 323,506
Forestar Group, Inc. * 117 3,787
Frontier Group Holdings, Inc. * 3,329 17,810
Genesco, Inc. * 263 7,146
Gentherm, Inc. * 2,313 107,670
Global Business Travel Group I * 7,486 57,567
Global Industrial Co. 911 30,947
GMS, Inc. * 2,595 235,029
Green Brick Partners, Inc. * 591 49,360
H&E Equipment Services, Inc. 2,121 103,250
Hanesbrands, Inc. * 25,448 187,043
Hilton Grand Vacations, Inc. * 5,275 191,588
HNI Corp. 1,691 91,043
Holley, Inc. * 1,111 3,277
a Shares Value
Hovnanian Enterprises, Inc. Class A * 29 $ 5,927
Hudson Technologies, Inc. * 386 3,219
IMAX Corp. * 3,015 61,838
indie Semiconductor, Inc. Class A * (China)  3,668 14,635
Installed Building Products, Inc. 1,731 426,293
Interface, Inc. 297 5,634
International Game Technology PLC 1,151 24,516
J Jill, Inc. 302 7,450
Jack in the Box, Inc. 1,387 64,551
KB Home 681 58,355
Kontoor Brands, Inc. 4,069 332,763
Kura Sushi USA, Inc. Class A * 437 35,205
Landsea Homes Corp. * 39 482
LCI Industries 1,808 217,936
Leslie's, Inc. * 7,940 25,090
LGI Homes, Inc. * 92 10,904
Lindblad Expeditions Holdings, Inc. * 1,781 16,474
Livewire Group, Inc. * (Cayman)  1,323 8,070
Lovesac Co. * 540 15,471
Luminar Technologies, Inc. * 21,445 19,294
Madison Square Garden Entertainment
Corp. * 208 8,846
Marine Products Corp. 236 2,287
Miller Industries, Inc. 44 2,684
Monarch Casino & Resort, Inc. 930 73,721
National Vision Holdings, Inc. * 260 2,837
ONE Group Hospitality, Inc. * 1,210 4,453
OneSpaWorld Holdings Ltd. (Bahamas)  7,228 119,334
Oxford Industries, Inc. 771 66,892
Papa John's International, Inc. 1,720 92,656
Patrick Industries, Inc. 1,564 222,667
Peloton Interactive, Inc. Class A * 23,075 107,991
Portillo's, Inc. Class A * 3,121 42,040
Potbelly Corp. * 1,978 16,497
PriceSmart, Inc. 1,119 102,702
RCI Hospitality Holdings, Inc. 266 11,850
Red Rock Resorts, Inc. Class A  1,666 90,697
REV Group, Inc. 2,862 80,308
Rocky Brands, Inc. 233 7,423
Rush Street Interactive, Inc. * 5,326 57,787
Sabre Corp. * 5,875 21,561
Savers Value Village, Inc. * 1,681 17,684
Shake Shack, Inc. Class A * 2,744 283,208
Shyft Group, Inc. 132 1,657
Six Flags Entertainment Corp. 4,999 201,510
Sonic Automotive, Inc. Class A  308 18,012
Sonos, Inc. * 7,909 97,202
Steven Madden Ltd. 5,194 254,454
Sun Country Airlines Holdings, Inc. * 1,395 15,638
Super Group SGHC Ltd. (Guernsey)  10,185 36,972
Superior Group of Cos., Inc. 298 4,616
Sweetgreen, Inc. Class A * 7,088 251,270
Tile Shop Holdings, Inc. * 493 3,249
Torrid Holdings, Inc. * 877 3,447
Tri Pointe Homes, Inc. * 1,877 85,047
United Homes Group, Inc. * 980 6,017
United Parks & Resorts, Inc. * 2,388 120,833
Urban Outfitters, Inc. * 1,252 47,964
Victoria's Secret & Co. * 1,349 34,669
Visteon Corp. * 1,980 188,575
Vizio Holding Corp. Class A * 6,282 70,170
VSE Corp. 188 15,553
Warby Parker, Inc. Class A * 6,223 101,622

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Webtoon Entertainment, Inc. * (South
Korea)  464 $ 5,308
Wheels Up Experience, Inc. * 6,768 16,379
Wolverine World Wide, Inc. 5,663 98,649
XPEL, Inc. * 1,853 80,365
Xponential Fitness, Inc. Class A * 1,742 21,601
10,098,679
Consumer, Non-Cyclical - 32.5%
spacing
4D Molecular Therapeutics, Inc. * 2,185 23,620
Absci Corp. * 4,330 16,541
ACADIA Pharmaceuticals, Inc. * 8,602 132,299
Accolade, Inc. * 1,347 5,186
Accuray, Inc. * 6,314 11,365
Achieve Life Sciences, Inc. * 1,796 8,513
Actinium Pharmaceuticals, Inc. * 1,657 3,115
AdaptHealth Corp. * 3,215 36,104
ADC Therapeutics SA * (Switzerland)  3,348 10,546
Addus HomeCare Corp. * 492 65,451
ADMA Biologics, Inc. * 16,243 324,698
Adtalem Global Education, Inc. * 496 37,438
Aerovate Therapeutics, Inc. * 600 1,254
Agenus, Inc. * 155 849
agilon health, Inc. * 21,875 85,969
AirSculpt Technologies, Inc. * 710 3,600
Akebia Therapeutics, Inc. * 2,474 3,266
Akero Therapeutics, Inc. * 838 24,042
Akoya Biosciences, Inc. * 1,357 3,691
Alarm.com Holdings, Inc. * 3,474 189,924
Aldeyra Therapeutics, Inc. * 287 1,547
Alector, Inc. * 5,927 27,620
Alkermes PLC * 11,832 331,178
Alphatec Holdings, Inc. * 7,491 41,650
Alta Equipment Group, Inc. 1,896 12,779
Altimmune, Inc. * 2,849 17,493
Alto Neuroscience, Inc. * 925 10,582
Alumis, Inc. * 542 5,789
ALX Oncology Holdings, Inc. * 2,881 5,243
American Public Education, Inc. * 20 295
Amicus Therapeutics, Inc. * 21,139 225,765
AMN Healthcare Services, Inc. * 2,726 115,555
Amneal Pharmaceuticals, Inc. * 9,778 81,353
Amphastar Pharmaceuticals, Inc. * 2,752 133,555
AnaptysBio, Inc. * 1,447 48,474
Anavex Life Sciences Corp. * 1,508 8,565
Andersons, Inc. 306 15,343
ANI Pharmaceuticals, Inc. * 951 56,737
Anika Therapeutics, Inc. * 143 3,532
Apogee Therapeutics, Inc. * 2,736 160,713
Applied Therapeutics, Inc. * 4,315 36,677
Aquestive Therapeutics, Inc. * 1,319 6,569
Arbutus Biopharma Corp. * 9,678 37,260
Arcellx, Inc. * 3,134 261,720
Arcturus Therapeutics Holdings, Inc. * 1,499 34,792
Arcus Biosciences, Inc. * 3,816 58,347
Arcutis Biotherapeutics, Inc. * 7,792 72,466
Ardelyx, Inc. * 16,614 114,470
Ardent Health Partners, Inc. * 561 10,311
Arlo Technologies, Inc. * 6,756 81,815
ArriVent Biopharma, Inc. * 1,230 28,905
Arrowhead Pharmaceuticals, Inc. * 8,612 166,814
ARS Pharmaceuticals, Inc. * 3,631 52,649
Artiva Biotherapeutics, Inc. * (South Korea)  562 8,683
Artivion, Inc. * 2,211 58,857
a Shares Value
Arvinas, Inc. * 4,608 $ 113,495
Astrana Health, Inc. * 3,096 179,382
Astria Therapeutics, Inc. * 2,809 30,927
Atossa Therapeutics, Inc. * 1,973 2,999
AtriCure, Inc. * 2,165 60,707
Aurinia Pharmaceuticals, Inc. * (Canada)  7,005 51,347
Avadel Pharmaceuticals PLC * 6,604 86,611
Aveanna Healthcare Holdings, Inc. * 2,624 13,645
Avid Bioservices, Inc. * 4,317 49,127
Avidity Biosciences, Inc. * 7,798 358,162
Avita Medical, Inc. * 1,868 20,025
Axogen, Inc. * 3,115 43,672
Axonics, Inc. * 3,663 254,945
Axsome Therapeutics, Inc. * 2,654 238,515
Barrett Business Services, Inc. 1,657 62,154
Beauty Health Co. * 5,839 8,408
Beyond Meat, Inc. * 4,381 29,703
BioCryst Pharmaceuticals, Inc. * 14,804 112,510
Biohaven Ltd. * 5,421 270,887
BioLife Solutions, Inc. * 2,333 58,418
Biomea Fusion, Inc. * 2,046 20,665
Biote Corp. Class A * 1,884 10,513
Bioventus, Inc. Class A * 829 9,907
Black Diamond Therapeutics, Inc. * 1,992 8,665
Blueprint Medicines Corp. * 4,542 420,135
Boundless Bio, Inc. * 459 1,593
BRC, Inc. Class A * 3,432 11,737
Bridgebio Pharma, Inc. * 6,351 161,696
BrightSpring Health Services, Inc. * 3,901 57,267
Brink's Co. 3,253 376,177
Brookdale Senior Living, Inc. * 11,580 78,628
Cabaletta Bio, Inc. * 528 2,492
Cadiz, Inc. * 3,202 9,702
Cal-Maine Foods, Inc. 208 15,567
Calavo Growers, Inc. 154 4,394
Candel Therapeutics, Inc. * 1,092 7,568
Capricor Therapeutics, Inc. * 1,815 27,606
Cardiff Oncology, Inc. * 899 2,400
CareDx, Inc. * 820 25,604
Cargo Therapeutics, Inc. * 237 4,373
Carriage Services, Inc. 680 22,324
Cartesian Therapeutics, Inc. * 389 6,271
Cass Information Systems, Inc. 851 35,299
Cassava Sciences, Inc. * 2,903 85,435
Castle Biosciences, Inc. * 614 17,511
Catalyst Pharmaceuticals, Inc. * 8,035 159,736
CBIZ, Inc. * 3,447 231,949
Celcuity, Inc. * 1,809 26,972
Celldex Therapeutics, Inc. * 3,798 129,094
Central Garden & Pet Co. * 211 7,695
Central Garden & Pet Co. Class A * 548 17,207
Cerus Corp. * 13,211 22,987
CervoMed, Inc. * 301 4,395
CG oncology, Inc. * 2,072 78,177
Chefs' Warehouse, Inc. * 2,499 104,983
ChromaDex Corp. * 3,667 13,385
Cimpress PLC * (Ireland)  841 68,895
Cogent Biosciences, Inc. * 6,274 67,759
Coherus Biosciences, Inc. * 1,571 1,634
Collegium Pharmaceutical, Inc. * 2,373 91,693
Community Health Systems, Inc. * 5,012 30,423
CompoSecure, Inc. Class A  1,525 21,380
Concentra Group Holdings Parent, Inc. * 1,104 24,685
Conduit Pharmaceuticals, Inc. * 31,336 3,713

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CONMED Corp. 2,217 $ 159,447
Contineum Therapeutics, Inc. Class A * 219 4,192
Corbus Pharmaceuticals Holdings, Inc. * 455 9,387
Corcept Therapeutics, Inc. * 5,789 267,915
CorMedix, Inc. * 3,706 29,944
CorVel Corp. * 639 208,883
Coursera, Inc. * 9,758 77,478
CPI Card Group, Inc. * 334 9,295
CRA International, Inc. 476 83,452
Crinetics Pharmaceuticals, Inc. * 5,617 287,029
Cullinan Therapeutics, Inc. * 3,311 55,426
Custom Truck One Source, Inc. * 2,415 8,332
CVRx, Inc. * 1,062 9,356
Cytokinetics, Inc. * 767 40,498
Day One Biopharmaceuticals, Inc. * 3,413 47,543
Denali Therapeutics, Inc. * 5,139 149,699
Dianthus Therapeutics, Inc. * 93 2,546
Disc Medicine, Inc. * 173 8,501
Distribution Solutions Group, Inc. * 604 23,260
DLH Holdings Corp. * 17 159
DocGo, Inc. * 2,685 8,914
Driven Brands Holdings, Inc. * 4,371 62,374
Dynavax Technologies Corp. * 7,487 83,405
Dyne Therapeutics, Inc. * 5,826 209,270
Edgewise Therapeutics, Inc. * 5,178 138,201
Elevation Oncology, Inc. * 1,705 1,023
Embecta Corp. 410 5,781
Enhabit, Inc. * 242 1,912
Enliven Therapeutics, Inc. * 2,452 62,624
Ensign Group, Inc. 4,021 578,300
Esperion Therapeutics, Inc. * 4,165 6,872
European Wax Center, Inc. Class A * 2,257 15,348
EVERTEC, Inc. 4,600 155,894
Evolus, Inc. * 4,043 65,497
EyePoint Pharmaceuticals, Inc. * 1,669 13,335
Fennec Pharmaceuticals, Inc. * (Canada)  268 1,340
Fibrobiologics, Inc. * 2,280 7,045
First Advantage Corp. * 2,105 41,784
FiscalNote Holdings, Inc. * 5,444 6,968
Flywire Corp. * 8,908 146,002
Foghorn Therapeutics, Inc. * 950 8,844
Forafric Global PLC * (Gibraltar)  188 2,132
Fractyl Health, Inc. * 1,542 3,901
Franklin Covey Co. * 843 34,673
Fulcrum Therapeutics, Inc. * 1,949 6,958
GeneDx Holdings Corp. * 90 3,820
Geron Corp. * 29,478 133,830
Glaukos Corp. * 3,538 460,931
Greenwich Lifesciences, Inc. * 349 5,015
Guardant Health, Inc. * 8,561 196,389
Hackett Group, Inc. 1,584 41,612
Haemonetics Corp. * 3,610 290,172
Halozyme Therapeutics, Inc. * 8,989 514,530
Harmony Biosciences Holdings, Inc. * 2,208 88,320
Harrow, Inc. * 2,175 97,788
HealthEquity, Inc. * 6,132 501,904
Herbalife Ltd. * 4,915 35,339
Herc Holdings, Inc. 2,037 324,759
Heron Therapeutics, Inc. * 610 1,214
HireQuest, Inc. 309 4,375
Honest Co., Inc. * 2,542 9,075
Humacyte, Inc. * 6,507 35,398
Huron Consulting Group, Inc. * 1,252 136,092
ICF International, Inc. 1,342 223,832
a Shares Value
Ideaya Biosciences, Inc. * 6,038 $ 191,284
IGM Biosciences, Inc. * 922 15,250
ImmunityBio, Inc. * 8,070 30,020
Immunome, Inc. * 3,780 55,264
Immunovant, Inc. * 4,180 119,172
Inari Medical, Inc. * 3,812 157,207
InfuSystem Holdings, Inc. * 1,442 9,661
Inhibrx Biosciences, Inc. * 526 8,237
Inmode Ltd. * 710 12,034
Inmune Bio, Inc. * 1,046 5,638
Innovage Holding Corp. * 347 2,082
Innoviva, Inc. * 259 5,001
Insmed, Inc. * 11,352 828,696
Insperity, Inc. 2,596 228,448
Integer Holdings Corp. * 1,687 219,310
Inter Parfums, Inc. 1,322 171,173
Iovance Biotherapeutics, Inc. * 18,334 172,156
iRadimed Corp. 559 28,112
iRhythm Technologies, Inc. * 2,249 166,966
Ironwood Pharmaceuticals, Inc. * 3,458 14,247
Ispire Technology, Inc. * 1,456 9,034
J&J Snack Foods Corp. 1,105 190,193
Janux Therapeutics, Inc. * 2,062 93,677
Jasper Therapeutics, Inc. * 828 15,575
John B Sanfilippo & Son, Inc. 681 64,225
John Wiley & Sons, Inc. Class A  1,410 68,032
Joint Corp. * 840 9,610
KalVista Pharmaceuticals, Inc. * 2,813 32,575
Keros Therapeutics, Inc. * 2,117 122,934
Kforce, Inc. 1,387 85,231
Kiniksa Pharmaceuticals International PLC * 2,640 65,974
Korro Bio, Inc. * 90 3,008
Krispy Kreme, Inc. 6,287 67,522
Krystal Biotech, Inc. * 1,790 325,834
Kura Oncology, Inc. * 5,195 101,510
Kymera Therapeutics, Inc. * 3,215 152,166
Kyverna Therapeutics, Inc. * 567 2,773
Lancaster Colony Corp. 1,418 250,376
Lantheus Holdings, Inc. * 4,968 545,238
Larimar Therapeutics, Inc. * 3,099 20,298
Laureate Education, Inc. 7,879 130,870
Legalzoom.com, Inc. * 10,093 64,091
LeMaitre Vascular, Inc. 1,450 134,690
Lexeo Therapeutics, Inc. * 1,598 14,446
Lexicon Pharmaceuticals, Inc. * 3,650 5,730
LifeStance Health Group, Inc. * 4,521 31,647
Lifeway Foods, Inc. * 369 9,564
Lineage Cell Therapeutics, Inc. * 10,712 9,698
Liquidia Corp. * 4,232 42,320
LivaNova PLC * 233 12,242
LiveRamp Holdings, Inc. * 4,721 116,986
Longboard Pharmaceuticals, Inc. * 2,377 79,225
MacroGenics, Inc. * 2,976 9,791
Madrigal Pharmaceuticals, Inc. * 1,266 268,671
Mama's Creations, Inc. * 2,408 17,578
MannKind Corp. * 14,858 93,457
Maravai LifeSciences Holdings, Inc.
Class A * 7,817 64,959
MarketWise, Inc. 4,629 3,094
Marqeta, Inc. Class A * 29,163 143,482
MediWound Ltd. * (Israel)  593 10,710
MeiraGTx Holdings PLC * 2,009 8,378
Merit Medical Systems, Inc. * 4,130 408,168
Mersana Therapeutics, Inc. * 4,899 9,259

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Metagenomi, Inc. * 545 $ 1,183
MGP Ingredients, Inc. 1,006 83,749
MiMedx Group, Inc. * 4,047 23,918
Mind Medicine MindMed, Inc. * 5,300 30,157
Mineralys Therapeutics, Inc. * 630 7,629
Mirum Pharmaceuticals, Inc. * 2,809 109,551
Mission Produce, Inc. * 324 4,154
Mister Car Wash, Inc. * 5,976 38,904
ModivCare, Inc. * 414 5,912
Moneylion, Inc. * 715 29,708
Nano-X Imaging Ltd. * (Israel)  3,780 22,982
Nathan's Famous, Inc. 169 13,672
National Beverage Corp. 1,658 77,827
National Research Corp. 1,100 25,146
Natural Grocers by Vitamin Cottage, Inc.
Class C  239 7,096
Nature's Sunshine Products, Inc. * 135 1,839
NeoGenomics, Inc. * 618 9,115
Neumora Therapeutics, Inc. * 6,186 81,717
Neurogene, Inc. * 402 16,868
NeuroPace, Inc. * 748 5,214
Novavax, Inc. * 7,820 98,767
Novocure Ltd. * 7,663 119,773
Nurix Therapeutics, Inc. * 3,190 71,679
Nuvalent, Inc. Class A * 2,503 256,057
Ocugen, Inc. * 18,810 18,663
Ocular Therapeutix, Inc. * 11,117 96,718
Olema Pharmaceuticals, Inc. * 806 9,624
Omeros Corp. * 1,554 6,169
OmniAb, Inc. * 1,176 4,974
Option Care Health, Inc. * 5,832 182,542
Orchestra BioMed Holdings, Inc. * 1,603 8,239
Organogenesis Holdings, Inc. * 519 1,484
ORIC Pharmaceuticals, Inc. * 1,088 11,152
Oscar Health, Inc. Class A * 14,035 297,682
Outlook Therapeutics, Inc. * 492 2,627
Ovid therapeutics, Inc. * 5,808 6,853
Owens & Minor, Inc. * 834 13,085
Pacira BioSciences, Inc. * 170 2,558
PACS Group, Inc. * 2,841 113,555
Paragon 28, Inc. * 3,449 23,039
Patterson Cos., Inc. 1,124 24,548
Payoneer Global, Inc. * 14,343 108,003
Pennant Group, Inc. * 2,051 73,221
PepGen, Inc. * 1,077 9,208
Performant Financial Corp. * 3,673 13,737
Perspective Therapeutics, Inc. * 3,171 42,333
PetIQ, Inc. * 292 8,985
Phathom Pharmaceuticals, Inc. * 440 7,955
Phibro Animal Health Corp. Class A  351 7,905
Poseida Therapeutics, Inc. * 1,057 3,023
Praxis Precision Medicines, Inc. * 1,221 70,256
Precigen, Inc. * 1,217 1,153
Prime Medicine, Inc. * 4,161 16,103
Primo Water Corp. 1,491 37,648
Priority Technology Holdings, Inc. * 1,502 10,259
PROCEPT BioRobotics Corp. * 3,057 244,927
PROG Holdings, Inc. 524 25,409
Progyny, Inc. * 6,066 101,666
ProKidney Corp. * 5,736 11,013
Protagonist Therapeutics, Inc. * 4,235 190,575
Prothena Corp. PLC * (Ireland)  1,689 28,257
PTC Therapeutics, Inc. * 4,167 154,596
Pulmonx Corp. * 2,769 22,955
a Shares Value
Pulse Biosciences, Inc. * 1,359 $ 23,837
Puma Biotechnology, Inc. * 729 1,859
Quad/Graphics, Inc. 1,620 7,355
Quanterix Corp. * 278 3,603
RadNet, Inc. * 4,828 335,015
Rapport Therapeutics, Inc. * 368 7,537
Recursion Pharmaceuticals, Inc. Class A * 17,180 113,216
Regulus Therapeutics, Inc. * 950 1,491
Remitly Global, Inc. * 10,490 140,461
Renovaro, Inc. * 1,661 803
Revance Therapeutics, Inc. * 7,589 39,387
REVOLUTION Medicines, Inc. * 7,179 325,568
Rhythm Pharmaceuticals, Inc. * 3,921 205,421
Rigel Pharmaceuticals, Inc. * 989 16,002
Rocket Pharmaceuticals, Inc. * 4,716 87,105
RxSight, Inc. * 2,587 127,875
Sana Biotechnology, Inc. * 9,732 40,485
Sanara Medtech, Inc. * 305 9,223
Savara, Inc. * 6,666 28,264
Scholar Rock Holding Corp. * 4,543 36,389
Scilex Holding Co. * 509 471
scPharmaceuticals, Inc. * 1,726 7,871
Select Medical Holdings Corp. 5,305 184,985
Semler Scientific, Inc. * 339 7,983
Sera Prognostics, Inc. Class A * 2,060 16,068
Sezzle, Inc. * 157 26,783
Shattuck Labs, Inc. * 1,605 5,601
SI-BONE, Inc. * 2,417 33,790
SIGA Technologies, Inc. 2,515 16,976
Simply Good Foods Co. * 6,545 227,570
Soleno Therapeutics, Inc. * 1,675 84,571
Solid Biosciences, Inc. * 103 718
Sonida Senior Living, Inc. * 101 2,701
SoundThinking, Inc. * 682 7,904
Spire Global, Inc. * 1,999 19,970
SpringWorks Therapeutics, Inc. * 4,957 158,822
Sprouts Farmers Market, Inc. * 7,281 803,895
Spyre Therapeutics, Inc. * 194 5,706
STAAR Surgical Co. * 3,543 131,622
Stereotaxis, Inc. * 4,449 9,076
Sterling Check Corp. * 1,455 24,328
Stoke Therapeutics, Inc. * 2,624 32,249
StoneCo Ltd. Class A * (Brazil)  10,751 121,056
Stride, Inc. * 3,074 262,243
Summit Therapeutics, Inc. * 5,989 131,159
SunOpta, Inc. * (Canada)  6,728 42,925
Supernus Pharmaceuticals, Inc. * 190 5,924
Surmodics, Inc. * 651 25,246
Syndax Pharmaceuticals, Inc. * 5,897 113,517
Tandem Diabetes Care, Inc. * 4,697 199,200
Tango Therapeutics, Inc. * 3,933 30,284
Target Hospitality Corp. * 2,423 18,851
Tarsus Pharmaceuticals, Inc. * 2,703 88,902
Taysha Gene Therapies, Inc. * 11,750 23,617
Teladoc Health, Inc. * 1,833 16,827
Telomir Pharmaceuticals, Inc. * 454 2,915
Tenaya Therapeutics, Inc. * 846 1,633
Terns Pharmaceuticals, Inc. * 181 1,510
TG Therapeutics, Inc. * 10,028 234,555
Transcat, Inc. * 655 79,104
TransMedics Group, Inc. * 2,315 363,455
Treace Medical Concepts, Inc. * 3,566 20,683
Trevi Therapeutics, Inc. * 2,937 9,810
TriNet Group, Inc. 2,306 223,613

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
TScan Therapeutics, Inc. * 1,843 $ 9,178
Turning Point Brands, Inc. 1,000 43,150
Twist Bioscience Corp. * 4,152 187,587
Tyra Biosciences, Inc. * 1,496 35,171
U.S. Physical Therapy, Inc. 1,068 90,385
Udemy, Inc. * 6,654 49,506
UFP Technologies, Inc. * 523 165,634
Universal Technical Institute, Inc. * 2,924 47,544
Upbound Group, Inc. 3,842 122,906
UroGen Pharma Ltd. * 2,168 27,534
Utz Brands, Inc. 3,102 54,905
Vaxcyte, Inc. * 8,615 984,436
Vector Group Ltd. 1,531 22,843
Vera Therapeutics, Inc. * 2,869 126,810
Verastem, Inc. * 2,734 8,175
Vericel Corp. * 3,496 147,706
Verra Mobility Corp. * 12,055 335,250
Veru, Inc. * 5,673 4,363
Viad Corp. * 1,486 53,243
Viemed Healthcare, Inc. * 2,416 17,709
Viridian Therapeutics, Inc. * 3,242 73,755
Vita Coco Co., Inc. * 2,871 81,278
Vital Farms, Inc. * 2,395 83,993
WaVe Life Sciences Ltd. * 4,884 40,049
WD-40 Co. 982 253,238
Westrock Coffee Co. * 2,366 15,379
WK Kellogg Co. 4,821 82,487
X4 Pharmaceuticals, Inc. * 13,663 9,145
Xencor, Inc. * 1,993 40,079
Xeris Biopharma Holdings, Inc. * 10,183 29,022
XOMA Royalty Corp. * 381 10,089
Y-mAbs Therapeutics, Inc. * 2,712 35,663
Zevra Therapeutics, Inc. * 1,649 11,444
ZipRecruiter, Inc. Class A * 4,871 46,274
Zura Bio Ltd. * (United Kingdom)  3,087 12,533
Zynex, Inc. * 1,063 8,674
32,407,475
Energy - 3.2%
spacing
Alpha Metallurgical Resources, Inc. 791 186,818
Archrock, Inc. 12,073 244,358
Aris Water Solutions, Inc. Class A  122 2,058
Array Technologies, Inc. * 10,793 71,234
ASP Isotopes, Inc. * 3,503 9,738
Atlas Energy Solutions, Inc. 4,866 106,079
Berry Corp. 1,935 9,946
ChampionX Corp. 13,793 415,859
Core Laboratories, Inc. 3,453 63,984
Crescent Energy Co. Class A  2,620 28,689
CVR Energy, Inc. 2,326 53,568
Delek U.S. Holdings, Inc. 1,291 24,206
Diversified Energy Co. PLC ~ 151 1,718
DMC Global, Inc. * 426 5,530
Drilling Tools International Corp. * 1,412 5,267
Empire Petroleum Corp. * 1,103 5,791
Evolution Petroleum Corp. 486 2,581
Fluence Energy, Inc. * 4,473 101,582
Gulfport Energy Corp. * 467 70,680
Helix Energy Solutions Group, Inc. * 1,934 21,467
Kinetik Holdings, Inc. 349 15,796
Kodiak Gas Services, Inc. 408 11,832
Kosmos Energy Ltd. * (Ghana)  33,112 133,441
Liberty Energy, Inc. 680 12,981
Magnolia Oil & Gas Corp. Class A  11,583 282,857
a Shares Value
Montauk Renewables, Inc. * 4,810 $ 25,060
Nabors Industries Ltd. * 200 12,894
Natural Gas Services Group, Inc. * 110 2,102
NextDecade Corp. * 7,828 36,870
Noble Corp. PLC 6,526 235,850
Northern Oil & Gas, Inc. 480 16,997
Oceaneering International, Inc. * 7,311 181,825
Plug Power, Inc. * 4,196 9,483
Prairie Operating Co. * 299 2,619
Ramaco Resources, Inc. Class A  2,013 23,552
Ramaco Resources, Inc. Class B  215 2,313
REX American Resources Corp. * 243 11,248
Riley Exploration Permian, Inc. 84 2,225
Sable Offshore Corp. * 3,794 89,652
Seadrill Ltd. * (Norway)  1,485 59,014
Shoals Technologies Group, Inc. Class A * 12,517 70,220
SM Energy Co. 1,392 55,638
TETRA Technologies, Inc. * 8,125 25,188
Tidewater, Inc. * 3,512 252,127
VAALCO Energy, Inc. 871 5,000
Valaris Ltd. * 2,848 158,776
Verde Clean Fuels, Inc. * 1,347 5,375
W&T Offshore, Inc. 6,822 14,667
3,186,755
Financial - 9.4%
spacing
AG Mortgage Investment Trust, Inc. REIT 302 2,268
Alexander's, Inc. REIT 162 39,262
American Coastal Insurance Corp.
Class C * 816 9,196
AMERISAFE, Inc. 660 31,898
Angel Oak Mortgage REIT, Inc. 442 4,610
Apartment Investment & Management Co.
Class A REIT * 4,797 43,365
Armada Hoffler Properties, Inc. REIT 189 2,047
Artisan Partners Asset Management, Inc.
Class A  3,468 150,234
Atlanticus Holdings Corp. * 83 2,912
Axos Financial, Inc. * 430 27,038
B Riley Financial, Inc. 2,300 12,075
Baldwin Insurance Group, Inc. * 4,764 237,247
BancFirst Corp. 197 20,734
Bancorp, Inc. * 2,519 134,766
Bank7 Corp. 125 4,684
Bowhead Specialty Holdings, Inc. * 132 3,697
Brightsphere Investment Group, Inc. 2,117 53,772
CareTrust REIT, Inc. 930 28,700
CBL & Associates Properties, Inc. REIT 1,052 26,510
Cipher Mining, Inc. * 8,540 33,050
Citizens Financial Services, Inc. 70 4,113
City Holding Co. 48 5,635
Cleanspark, Inc. * 16,636 155,380
Clipper Realty, Inc. REIT 547 3,118
Coastal Financial Corp. * 864 46,647
Cohen & Steers, Inc. 2,015 193,339
Columbia Financial, Inc. * 359 6,128
Community Healthcare Trust, Inc. REIT 137 2,487
Compass, Inc. Class A * 27,412 167,487
Core Scientific, Inc. * 10,291 122,051
Crawford & Co. Class A  1,163 12,758
Dave, Inc. * 575 22,977
Diamond Hill Investment Group, Inc. 187 30,221
Esquire Financial Holdings, Inc. 527 34,366
eXp World Holdings, Inc. 5,962 84,005

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Federal Agricultural Mortgage Corp. Class C  607 $ 113,758
First BanCorp 567 12,003
First Business Financial Services, Inc. 78 3,556
First Financial Bankshares, Inc. 9,512 352,039
First Foundation, Inc. 1,700 10,608
First Internet Bancorp 354 12,128
First Western Financial, Inc. * 292 5,840
FTAI Aviation Ltd. 7,364 978,676
GCM Grosvenor, Inc. Class A  3,083 34,900
Gladstone Commercial Corp. REIT 368 5,976
Goosehead Insurance, Inc. Class A * 1,621 144,755
Greene County Bancorp, Inc. 571 17,644
Hamilton Lane, Inc. Class A  2,801 471,660
HCI Group, Inc. 601 64,343
International Money Express, Inc. * 2,337 43,211
Investors Title Co. 16 3,677
Kingsway Financial Services, Inc. *
(Canada)  1,149 9,514
KKR Real Estate Finance Trust, Inc. REIT 929 11,473
Lakeland Financial Corp. 102 6,642
Lemonade, Inc. * 2,963 48,860
LendingTree, Inc. * 687 39,867
Live Oak Bancshares, Inc. 2,218 105,067
MARA Holdings, Inc. * 16,111 261,320
Maui Land & Pineapple Co., Inc. * 525 11,786
McGrath RentCorp 1,764 185,714
Mercury General Corp. 264 16,627
Metrocity Bankshares, Inc. 183 5,603
Moelis & Co. Class A  2,763 189,293
Mr. Cooper Group, Inc. * 1,736 160,024
NerdWallet, Inc. Class A * 2,940 37,367
NETSTREIT Corp. REIT 1,054 17,423
Nicolet Bankshares, Inc. 279 26,681
NMI Holdings, Inc. * 472 19,442
Offerpad Solutions, Inc. * 1,021 4,145
OppFi, Inc. 1,548 7,322
Outfront Media, Inc. REIT 4,290 78,850
P10, Inc. Class A  2,613 27,985
Pagseguro Digital Ltd. Class A * (Brazil)  7,005 60,313
Palomar Holdings, Inc. * 1,767 167,282
Pathward Financial, Inc. 415 27,394
Patria Investments Ltd. Class A (Cayman)  4,442 49,617
Paysign, Inc. * 2,471 9,069
PennyMac Financial Services, Inc. 1,102 125,595
Peoples Financial Services Corp. 201 9,423
Perella Weinberg Partners 3,970 76,661
Phillips Edison & Co., Inc. REIT 1,364 51,436
Piper Sandler Cos. 1,270 360,439
PJT Partners, Inc. Class A  1,727 230,278
Postal Realty Trust, Inc. Class A REIT 409 5,988
Real Brokerage, Inc. * (Canada)  7,034 39,039
Redfin Corp. * 8,390 105,127
Regional Management Corp. 135 4,416
Riot Platforms, Inc. * 2,677 19,863
Roadzen, Inc. * 3,274 3,896
Root, Inc. Class A * 639 24,141
Ryman Hospitality Properties, Inc. REIT 4,262 457,057
Saul Centers, Inc. REIT 712 29,876
Selective Insurance Group, Inc. 3,773 352,021
ServisFirst Bancshares, Inc. 1,055 84,875
Shore Bancshares, Inc. 451 6,309
SiriusPoint Ltd. * (Sweden)  678 9,723
Sky Harbour Group Corp. * 921 10,168
Skyward Specialty Insurance Group, Inc. * 656 26,719
a Shares Value
St. Joe Co. 2,550 $ 148,691
StepStone Group, Inc. Class A  4,571 259,770
StoneX Group, Inc. * 222 18,177
Strawberry Fields REIT, Inc. 253 3,211
Tanger, Inc. REIT 3,068 101,796
Terawulf, Inc. * 15,838 74,122
Tiptree, Inc. 660 12,916
Triumph Financial, Inc. * 1,487 118,276
Trupanion, Inc. * 2,435 102,221
UMH Properties, Inc. REIT 736 14,477
Universal Health Realty Income Trust REIT 815 37,286
Universal Insurance Holdings, Inc. 401 8,886
Upstart Holdings, Inc. * 5,586 223,496
USCB Financial Holdings, Inc. 428 6,527
Victory Capital Holdings, Inc. Class A  3,054 169,192
Virtus Investment Partners, Inc. 420 87,969
Walker & Dunlop, Inc. 1,706 193,785
WisdomTree, Inc. 10,256 102,457
World Acceptance Corp. * 237 27,961
9,362,497
Industrial - 19.5%
spacing
374Water, Inc. * 3,947 5,368
AAR Corp. * 536 35,033
Advanced Energy Industries, Inc. 2,699 284,043
AeroVironment, Inc. * 1,896 380,148
Alamo Group, Inc. 750 135,098
Albany International Corp. Class A  558 49,578
American Superconductor Corp. * 2,512 59,283
American Woodmark Corp. * 85 7,943
Amprius Technologies, Inc. * 297 330
Apogee Enterprises, Inc. 523 36,618
Applied Industrial Technologies, Inc. 2,796 623,872
ArcBest Corp. 1,703 184,690
Archer Aviation, Inc. Class A * 17,443 52,852
Ardagh Metal Packaging SA 10,326 38,929
Argan, Inc. 880 89,258
Arq, Inc. * 45 264
Aspen Aerogels, Inc. * 941 26,056
Atkore, Inc. 2,648 224,392
Atmus Filtration Technologies, Inc. 6,042 226,756
AZZ, Inc. 1,756 145,063
Badger Meter, Inc. 2,121 463,248
Belden, Inc. 1,565 183,308
Bloom Energy Corp. Class A * 13,063 137,945
Boise Cascade Co. 1,375 193,848
Bowman Consulting Group Ltd. * 963 23,189
Byrna Technologies, Inc. * 1,330 22,570
Cactus, Inc. Class A  4,713 281,225
Cadre Holdings, Inc. 1,891 71,763
Casella Waste Systems, Inc. Class A * 4,452 442,930
CECO Environmental Corp. * 2,150 60,630
Centuri Holdings, Inc. * 877 14,164
ChargePoint Holdings, Inc. * 15,753 21,582
Chart Industries, Inc. * 3,101 384,958
Construction Partners, Inc. Class A * 3,108 216,938
Costamare, Inc. (Monaco)  369 5,801
Covenant Logistics Group, Inc. 127 6,711
CryoPort, Inc. * 2,610 21,167
CSW Industrials, Inc. 1,200 439,668
CTS Corp. 1,725 83,456
Dorian LPG Ltd. 1,286 44,264
DXP Enterprises, Inc. * 53 2,828
Dycom Industries, Inc. * 2,052 404,449

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Energizer Holdings, Inc. 5,207 $ 165,374
Energy Recovery, Inc. * 3,995 69,473
Enerpac Tool Group Corp. 3,918 164,125
EnerSys 2,648 270,228
Enovix Corp. * 10,916 101,955
Enpro, Inc. 169 27,408
ESCO Technologies, Inc. 910 117,372
Eve Holding, Inc. * 2,066 6,694
Evolv Technologies Holdings, Inc. * 9,599 38,876
Exponent, Inc. 3,651 420,887
Fabrinet * (Thailand)  2,631 622,074
Federal Signal Corp. 4,353 406,831
FLEX LNG Ltd. (Norway)  1,333 33,912
Fluor Corp. * 11,320 540,077
Franklin Electric Co., Inc. 3,301 346,011
Frontdoor, Inc. * 5,667 271,959
Gibraltar Industries, Inc. * 1,056 73,846
Gorman-Rupp Co. 1,524 59,360
GrafTech International Ltd. * 17,985 23,740
Graham Corp. * 748 22,133
Granite Construction, Inc. 2,636 208,982
Griffon Corp. 2,708 189,560
Heartland Express, Inc. 1,168 14,343
Helios Technologies, Inc. 1,594 76,034
Hillenbrand, Inc. 1,616 44,925
Hillman Solutions Corp. * 2,890 30,518
Himalaya Shipping Ltd. * (Bermuda)  1,962 16,991
Hyster-Yale, Inc. 511 32,586
Ichor Holdings Ltd. * 754 23,985
IES Holdings, Inc. * 593 118,375
Insteel Industries, Inc. 598 18,592
Iteris, Inc. * 2,924 20,877
Itron, Inc. * 2,999 320,323
Janus International Group, Inc. * 10,076 101,868
JELD-WEN Holding, Inc. * 2,174 34,371
Joby Aviation, Inc. * 29,113 146,438
John Bean Technologies Corp. 149 14,678
Kadant, Inc. 845 285,610
Karat Packaging, Inc. 390 10,097
Knife River Corp. * 4,125 368,734
Kratos Defense & Security Solutions, Inc. * 4,836 112,679
LanzaTech Global, Inc. * 10,720 20,475
Leonardo DRS, Inc. * 3,567 100,661
Limbach Holdings, Inc. * 754 57,123
Lindsay Corp. 375 46,740
LSI Industries, Inc. 1,429 23,078
Marten Transport Ltd. 728 12,886
Materion Corp. 1,399 156,492
Mesa Laboratories, Inc. 125 16,233
MicroVision, Inc. * 6,612 7,538
Mirion Technologies, Inc. * 1,557 17,236
Modine Manufacturing Co. * 3,737 496,236
Montrose Environmental Group, Inc. * 2,334 61,384
Moog, Inc. Class A  2,073 418,787
Mueller Industries, Inc. 7,483 554,490
Mueller Water Products, Inc. Class A  11,306 245,340
Myers Industries, Inc. 2,705 37,383
MYR Group, Inc. * 1,178 120,427
NANO Nuclear Energy, Inc. * 232 3,343
Napco Security Technologies, Inc. 2,506 101,393
NEXTracker, Inc. Class A * 7,734 289,870
nLight, Inc. * 184 1,967
Northwest Pipe Co. * 139 6,273
Novanta, Inc. * 2,587 462,866
a Shares Value
NuScale Power Corp. * 5,712 $ 66,145
NV5 Global, Inc. * 182 17,013
NVE Corp. 358 28,593
Omega Flex, Inc. 240 11,981
Orion Group Holdings, Inc. * 251 1,448
OSI Systems, Inc. * 1,097 166,558
Pactiv Evergreen, Inc. 504 5,801
Park Aerospace Corp. 754 9,825
Perma-Fix Environmental Services, Inc. * 967 11,865
Plexus Corp. * 579 79,155
Powell Industries, Inc. 669 148,511
Primoris Services Corp. 3,553 206,358
Proficient Auto Logistics, Inc. * 299 4,240
PureCycle Technologies, Inc. * 1,721 16,350
Quest Resource Holding Corp. * 1,238 9,879
Redwire Corp. * 303 2,082
Rocket Lab USA, Inc. * 24,905 242,326
RXO, Inc. * 9,768 273,504
SFL Corp. Ltd. (Norway)  1,703 19,704
Sight Sciences, Inc. * 2,568 16,178
Smith & Wesson Brands, Inc. 216 2,804
Smith-Midland Corp. * 263 8,782
Solidion Technology, Inc. * 12,358 4,560
SPX Technologies, Inc. * 3,260 519,840
Standard BioTools, Inc. * 5,396 10,414
Standex International Corp. 638 116,614
Sterling Infrastructure, Inc. * 2,177 315,709
Sturm Ruger & Co., Inc. 355 14,796
Taylor Devices, Inc. * 183 9,135
Tecnoglass, Inc. 1,648 113,152
Tennant Co. 617 59,257
Thermon Group Holdings, Inc. * 212 6,326
Trinity Industries, Inc. 5,417 188,728
Turtle Beach Corp. * 745 11,428
UFP Industries, Inc. 2,494 327,238
Universal Logistics Holdings, Inc. 199 8,579
Vicor Corp. * 907 38,185
VirTra, Inc. * 464 2,886
Watts Water Technologies, Inc. Class A  1,982 410,651
Werner Enterprises, Inc. 648 25,006
World Kinect Corp. 450 13,910
Worthington Enterprises, Inc. 2,026 83,978
Xometry, Inc. Class A * 2,950 54,192
Zurn Elkay Water Solutions Corp. 9,942 357,315
19,404,339
Technology - 15.5%
spacing
8x8, Inc. * 8,435 17,207
ACI Worldwide, Inc. * 7,654 389,589
ACM Research, Inc. Class A * 2,563 52,029
ACV Auctions, Inc. Class A * 10,747 218,487
Adeia, Inc. 6,583 78,404
Aehr Test Systems * 2,015 25,893
Agilysys, Inc. * 1,630 177,621
Alignment Healthcare, Inc. * 7,116 84,111
Alkami Technology, Inc. * 3,316 104,587
Altair Engineering, Inc. Class A * 4,144 395,793
Ambarella, Inc. * 1,412 79,644
Amplitude, Inc. Class A * 5,710 51,219
Appian Corp. Class A * 2,897 98,904
Arteris, Inc. * 2,087 16,112
Asana, Inc. Class A * 5,905 68,439
ASGN, Inc. * 764 71,228
AvePoint, Inc. * 9,292 109,367

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
AvidXchange Holdings, Inc. * 12,423 $ 100,751
Axcelis Technologies, Inc. * 2,336 244,930
Bandwidth, Inc. Class A * 1,638 28,681
BigBear.ai Holdings, Inc. * 8,124 11,861
BigCommerce Holdings, Inc. * 5,178 30,291
Blackbaud, Inc. * 2,993 253,447
BlackLine, Inc. * 4,193 231,202
Blend Labs, Inc. Class A * 16,371 61,391
Box, Inc. Class A * 10,196 333,715
Braze, Inc. Class A * 4,781 154,618
C3.ai, Inc. Class A * 6,092 147,609
Cantaloupe, Inc. * 4,154 30,740
CEVA, Inc. * 1,456 35,162
Clear Secure, Inc. Class A  6,393 211,864
Clearwater Analytics Holdings, Inc.
Class A * 10,996 277,649
Climb Global Solutions, Inc. 311 30,957
CommVault Systems, Inc. * 2,951 454,011
Corsair Gaming, Inc. * 492 3,424
Cricut, Inc. Class A  2,764 19,155
CS Disco, Inc. * 1,544 9,079
CSG Systems International, Inc. 2,173 105,716
D-Wave Quantum, Inc. * (Canada)  2,655 2,610
Daily Journal Corp. * 74 36,267
Digimarc Corp. * 1,075 28,896
DigitalOcean Holdings, Inc. * 4,746 191,691
Diodes, Inc. * 354 22,688
Domo, Inc. Class B * 2,539 19,068
Donnelley Financial Solutions, Inc. * 1,207 79,457
eGain Corp. * 1,010 5,151
Enfusion, Inc. Class A * 3,603 34,192
Envestnet, Inc. * 2,604 163,062
EverCommerce, Inc. * 1,213 12,567
Everspin Technologies, Inc. * 801 4,726
Evolent Health, Inc. Class A * 8,292 234,498
ExlService Holdings, Inc. * 11,385 434,338
Fastly, Inc. Class A * 7,563 57,252
FormFactor, Inc. * 5,564 255,944
Freshworks, Inc. Class A * 15,057 172,854
GCT Semiconductor Holding, Inc. * 2,107 7,058
GigaCloud Technology, Inc. Class A * (Hong
Kong)  1,720 39,526
Golden Matrix Group, Inc. * 1,065 2,481
Grid Dynamics Holdings, Inc. * 3,470 48,580
Health Catalyst, Inc. * 300 2,442
I3 Verticals, Inc. Class A * 56 1,193
Ibotta, Inc. Class A * 552 34,009
iLearningEngines Holdings, Inc. * 5,587 9,330
Impinj, Inc. * 1,662 359,856
Innodata, Inc. * 2,007 33,657
Insight Enterprises, Inc. * 2,024 435,949
Inspired Entertainment, Inc. * 1,629 15,101
Instructure Holdings, Inc. * 951 22,396
Intapp, Inc. * 2,849 136,268
Integral Ad Science Holding Corp. * 738 7,978
IonQ, Inc. * 14,274 124,755
Jamf Holding Corp. * 5,934 102,955
Kaltura, Inc. * 7,304 9,933
Kulicke & Soffa Industries, Inc. (Singapore)  3,942 177,902
Life360, Inc. * 378 14,874
Matterport, Inc. * 19,334 87,003
Maximus, Inc. 4,454 414,935
MaxLinear, Inc. * 5,488 79,466
Meridianlink, Inc. * 1,229 25,281
a Shares Value
Mitek Systems, Inc. * 3,480 $ 30,172
N-able, Inc. * 5,103 66,645
Navitas Semiconductor Corp. * 923 2,261
NCR Atleos Corp. * 5,204 148,470
NCR Voyix Corp. * 9,439 128,087
NextNav, Inc. * 5,134 38,454
Olo, Inc. Class A * 3,876 19,225
OneSpan, Inc. * 2,569 42,825
Ouster, Inc. * 677 4,265
PagerDuty, Inc. * 6,588 122,207
PAR Technology Corp. * 2,461 128,169
PDF Solutions, Inc. * 2,194 69,506
Photronics, Inc. * 1,534 37,982
Phreesia, Inc. * 4,013 91,456
Pitney Bowes, Inc. 2,627 18,731
PlayAGS, Inc. * 2,598 29,591
Porch Group, Inc. * 6,328 9,713
Power Integrations, Inc. 4,128 264,687
PowerSchool Holdings, Inc. Class A * 3,829 87,339
Privia Health Group, Inc. * 7,273 132,441
Progress Software Corp. 3,124 210,464
PROS Holdings, Inc. * 3,236 59,931
PubMatic, Inc. Class A * 2,927 43,524
Qualys, Inc. * 2,686 345,044
QuickLogic Corp. * 1,050 8,053
Rambus, Inc. * 7,847 331,300
Rapid7, Inc. * 4,478 178,627
Red Violet, Inc. * 726 20,655
Rekor Systems, Inc. * 5,405 6,378
ReposiTrak, Inc. 915 16,900
Rimini Street, Inc. * 388 718
Sapiens International Corp. NV (Israel)  2,232 83,187
Schrodinger, Inc. * 3,975 73,736
SEMrush Holdings, Inc. Class A * 2,502 39,306
Semtech Corp. * 4,672 213,324
Silicon Laboratories, Inc. * 2,319 268,007
Silvaco Group, Inc. * 376 5,377
Simulations Plus, Inc. 1,155 36,983
SiTime Corp. * 1,326 227,422
SkyWater Technology, Inc. * 1,970 17,888
SoundHound AI, Inc. Class A * 20,912 97,450
Sprout Social, Inc. Class A * 3,544 103,024
SPS Commerce, Inc. * 2,701 524,453
Synaptics, Inc. * 175 13,577
System1, Inc. * 1,452 1,626
Talkspace, Inc. * 11,075 23,147
Tenable Holdings, Inc. * 8,589 348,026
Ultra Clean Holdings, Inc. * 3,247 129,653
Varonis Systems, Inc. * 7,996 451,774
Veeco Instruments, Inc. * 3,451 114,332
Vertex, Inc. Class A * 3,963 152,615
Viant Technology, Inc. Class A * 1,198 13,262
Waystar Holding Corp. * 2,061 57,481
Weave Communications, Inc. * 2,937 37,594
WM Technology, Inc. * 7,286 6,339
WNS Holdings Ltd. * (India)  3,270 172,362
Workiva, Inc. * 3,670 290,370
Yext, Inc. * 7,395 51,173
Zeta Global Holdings Corp. Class A * 12,930 385,702
Zuora, Inc. Class A * 10,058 86,700
15,482,786
Utilities - 0.5%
spacing
Ameresco, Inc. Class A * 787 29,859

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $2,433 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
a Shares Value
American States Water Co. 1,533 $ 127,683
California Water Service Group 1,087 58,937
Consolidated Water Co. Ltd. (Cayman)  276 6,958
Genie Energy Ltd. Class B  487 7,914
Global Water Resources, Inc. 811 10,210
MGE Energy, Inc. 1,157 105,808
Middlesex Water Co. 128 8,351
Otter Tail Corp. 1,333 104,187
York Water Co. 28 1,049
460,956
Total Common Stocks
    (Cost $85,401,270) 97,723,261
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Growth 4,852 1,377,968
a
Total Exchange-Traded Funds
    (Cost $1,279,276) 1,377,968
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$552,154; collateralized by U.S. Treasury
Obligations: 3.500% due 09/30/26 and
value $563,196) $ 552,085 552,085
a
Total Short-Term Investments
(Cost $552,085) 552,085
TOTAL INVESTMENTS - 100.0%
(Cost $87,233,795) 99,655,956
DERIVATIVES - 0.0% 5,694
OTHER ASSETS & LIABILITIES, NET - (0.0%) (16,378)
NET ASSETS - 100.0% $ 99,645,273
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 12/24 59 $ 657,820 $ 663,514 $ 5,694
a

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,433 $ – $ – $ 2,433
Warrants 209 – 209 –
Common Stocks
Basic Materials 3,281,543 3,281,543 – –
Communications 4,038,231 4,038,231 – –
Consumer, Cyclical 10,098,679 10,098,679 – –
Consumer, Non-Cyclical 32,407,475 32,407,004 471 –
Energy 3,186,755 3,186,755 – –
Financial 9,362,497 9,362,497 – –
Industrial 19,404,339 19,404,339 – –
Technology 15,482,786 15,482,786 – –
Utilities 460,956 460,956 – –
Total Common Stocks 97,723,261 97,722,790 471 –
Exchange-Traded Funds 1,377,968 1,377,968 – –
Short-Term Investments 552,085 – 552,085 –
Derivatives:
Equity Contracts
Futures 5,694 5,694 – –
Total $ 99,661,650 $ 99,106,452 $ 552,765 $ 2,433

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 2,612 $ 2,194
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 123 59
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 859
OmniAb, Inc. $12.50 - Earn Out Shares
* ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares
* ± Ω 588 –
3,690
Total Rights
    (Cost $2,095) 3,690
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/26/29 * 77 252
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 77 251
503
Total Warrants
    (Cost $0) 503
COMMON STOCKS - 97.9%
Basic Materials - 3.6%
spacing
AdvanSix, Inc. 2,150 65,317
American Vanguard Corp. 2,082 11,035
Arcadium Lithium PLC * (Argentina)  92,492 263,602
Avient Corp. 7,639 384,395
Caledonia Mining Corp. PLC (South Africa)  978 14,631
Centrus Energy Corp. Class A * 203 11,135
Codexis, Inc. * 5,365 16,524
Coeur Mining, Inc. * 33,752 232,214
Commercial Metals Co. 9,747 535,695
Compass Minerals International, Inc. 2,921 35,110
Contango ORE, Inc. * 430 8,282
Ecovyst, Inc. * 9,597 65,739
Encore Energy Corp. * (Canada)  3,436 13,881
Energy Fuels, Inc. * 15,341 84,222
Haynes International, Inc. 973 57,932
HB Fuller Co. 3,316 263,224
Hecla Mining Co. 49,080 327,364
i-80 Gold Corp. * (Canada)  21,163 24,549
Innospec, Inc. 267 30,195
Intrepid Potash, Inc. * 945 22,680
Kaiser Aluminum Corp. 46 3,336
Koppers Holdings, Inc. 1,717 62,722
Kronos Worldwide, Inc. 2,298 28,610
Lifezone Holdings Ltd. * (Isle of Man)  3,022 21,154
Mativ Holdings, Inc. 4,548 77,271
Metals Acquisition Ltd. Class A * (Australia)  3,076 42,603
Minerals Technologies, Inc. 2,721 210,143
Novagold Resources, Inc. * (Canada)  20,699 84,866
Oil-Dri Corp. of America 274 18,903
Perimeter Solutions SA * 11,351 152,671
Piedmont Lithium, Inc. * 568 5,072
a Shares Value
Radius Recycling, Inc. 2,280 $ 42,271
Rayonier Advanced Materials, Inc. * 5,505 47,123
Rogers Corp. * 1,537 173,696
Sensient Technologies Corp. 131 10,509
SSR Mining, Inc. (Canada)  16,613 94,362
Stepan Co. 1,635 126,304
Sylvamo Corp. 2,362 202,778
Tronox Holdings PLC 10,234 149,723
Universal Stainless & Alloy Products, Inc. * 742 28,663
Valhi, Inc. 282 9,410
4,059,916
Communications - 4.0%
spacing
1-800-Flowers.com, Inc. Class A * 1,636 12,973
1stdibs.com, Inc. * 1,348 5,945
ADTRAN Holdings, Inc. * 7,268 43,099
Advantage Solutions, Inc. * 9,227 31,649
AMC Networks, Inc. Class A * 2,092 18,179
Applied Digital Corp. * 3,017 24,890
AST SpaceMobile, Inc. * 11,163 291,912
ATN International, Inc. 857 27,715
Aviat Networks, Inc. * 893 19,316
BARK, Inc. * 11,133 18,147
Beyond, Inc. * 3,976 40,078
BlackSky Technology, Inc. * 1,017 4,821
Boston Omaha Corp. Class A * 1,800 26,766
Bumble, Inc. Class A * 6,975 44,501
Cable One, Inc. 479 167,549
Calix, Inc. * 1,343 52,095
Cars.com, Inc. * 5,471 91,694
Clear Channel Outdoor Holdings, Inc. * 26,488 42,381
Clearfield, Inc. * 1,070 41,687
CommScope Holding Co., Inc. * 17,590 107,475
Consolidated Communications Holdings,
Inc. * 5,211 24,179
Despegar.com Corp. * (Argentina)  4,481 55,564
DigitalBridge Group, Inc. 10,135 143,208
EchoStar Corp. Class A * 10,393 257,954
Entravision Communications Corp. Class A  5,367 11,110
ePlus, Inc. * 745 73,263
Eventbrite, Inc. Class A * 454 1,239
EW Scripps Co. Class A * 5,610 12,594
Extreme Networks, Inc. * 5,008 75,270
Figs, Inc. Class A * 9,596 65,637
fuboTV, Inc. * 21,140 30,019
Gannett Co., Inc. * 12,911 72,560
Globalstar, Inc. * 6,776 8,402
Gogo, Inc. * 3,049 21,892
Gray Television, Inc. 7,410 39,718
Groupon, Inc. * 808 7,902
HealthStream, Inc. 1,389 40,059
IDT Corp. Class B  230 8,779
iHeartMedia, Inc. Class A * 9,231 17,077
Innovid Corp. * (Israel)  8,645 15,561
Lands' End, Inc. * 1,284 22,175
Liberty Latin America Ltd. Class A * 2,173 20,817
Liberty Latin America Ltd. Class C * 10,985 104,248
LifeMD, Inc. * 946 4,957
LiveOne, Inc. * 1,645 1,561
Lumen Technologies, Inc. * 84,441 599,531
Magnite, Inc. * 1,260 17,451
National CineMedia, Inc. * 6,147 43,336
NETGEAR, Inc. * 2,367 47,482
Nextdoor Holdings, Inc. * 13,921 34,524

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Ooma, Inc. * 1,391 $ 15,844
Opendoor Technologies, Inc. * 50,385 100,770
Powerfleet, Inc. NJ * 7,890 39,450
Preformed Line Products Co. 144 18,444
RealReal, Inc. * 2,191 6,880
Ribbon Communications, Inc. * 7,647 24,853
RumbleON, Inc. Class B * 1,089 5,216
Scholastic Corp. 2,108 67,477
Shenandoah Telecommunications Co. 3,849 54,309
Shutterstock, Inc. 363 12,839
Sphere Entertainment Co. * 2,279 100,686
Spok Holdings, Inc. 1,219 18,358
Stagwell, Inc. * 6,459 45,342
Stitch Fix, Inc. Class A * 7,913 22,315
TEGNA, Inc. 14,509 228,952
Telephone & Data Systems, Inc. 8,363 194,440
Terran Orbital Corp. * 9,932 2,495
TrueCar, Inc. * 6,625 22,856
Vacasa, Inc. Class A * 582 1,635
Viasat, Inc. * 10,404 124,224
Viavi Solutions, Inc. * 18,402 165,986
WideOpenWest, Inc. * 4,234 22,229
Ziff Davis, Inc. * 3,827 186,222
4,472,763
Consumer, Cyclical - 12.0%
spacing
A-Mark Precious Metals, Inc. 1,444 63,767
Academy Sports & Outdoors, Inc. 4,521 263,846
Adient PLC * 7,709 173,992
Aeva Technologies, Inc. * 3,042 10,008
Allegiant Travel Co. 1,328 73,120
AMC Entertainment Holdings, Inc. Class A * 28,220 128,401
American Axle & Manufacturing Holdings,
Inc. * 9,898 61,170
American Eagle Outfitters, Inc. 3,331 74,581
America's Car-Mart, Inc. * 507 21,253
Arhaus, Inc. 519 6,389
Arko Corp. 5,890 41,348
Asbury Automotive Group, Inc. * 1,702 406,080
Aurora Innovation, Inc. * 36,365 215,281
Bally's Corp. * 1,817 31,343
Beacon Roofing Supply, Inc. * 308 26,620
Beazer Homes USA, Inc. * 2,361 80,675
Biglari Holdings, Inc. Class B * 61 10,493
BJ's Restaurants, Inc. * 775 25,234
Blink Charging Co. * 3,709 6,379
Bloomin' Brands, Inc. 3,322 54,913
BlueLinx Holdings, Inc. * 744 78,432
Brinker International, Inc. * 369 28,240
Caleres, Inc. 2,105 69,570
Canoo, Inc. * 4,185 4,116
Century Communities, Inc. 2,007 206,681
Champion Homes, Inc. * 2,414 228,968
Chuy's Holdings, Inc. * 1,448 54,155
Cinemark Holdings, Inc. * 1,982 55,179
Citi Trends, Inc. * 735 13,502
Clarus Corp. 1,633 7,349
Clean Energy Fuels Corp. * 13,936 43,341
Commercial Vehicle Group, Inc. * 2,378 7,729
Cooper-Standard Holdings, Inc. * 1,441 19,987
Cracker Barrel Old Country Store, Inc. 1,534 69,567
Daktronics, Inc. * 2,712 35,012
Dana, Inc. 11,349 119,845
Denny's Corp. * 884 5,702
a Shares Value
Designer Brands, Inc. Class A  3,647 $ 26,915
Destination XL Group, Inc. * 3,893 11,445
Dine Brands Global, Inc. 1,316 41,099
Douglas Dynamics, Inc. 205 5,654
El Pollo Loco Holdings, Inc. * 1,893 25,934
Empire Resorts, Inc. (Escrow) * ± Ω 81 –
Escalade, Inc. 744 10,468
Ethan Allen Interiors, Inc. 1,993 63,557
Everi Holdings, Inc. * 3,065 40,274
EVgo, Inc. * 6,860 28,400
Flexsteel Industries, Inc. 401 17,760
Foot Locker, Inc. 7,038 181,862
Forestar Group, Inc. * 1,399 45,286
Fox Factory Holding Corp. * 3,573 148,280
Full House Resorts, Inc. * 2,107 10,577
Funko, Inc. Class A * 2,615 31,955
G-III Apparel Group Ltd. * 3,419 104,348
Genesco, Inc. * 667 18,122
Global Business Travel Group I * 1,005 7,728
GMS, Inc. * 354 32,062
Golden Entertainment, Inc. 1,513 48,098
Goodyear Tire & Rubber Co. * 23,662 209,409
Green Brick Partners, Inc. * 1,850 154,512
Group 1 Automotive, Inc. 1,116 427,473
GrowGeneration Corp. * 3,793 8,079
H&E Equipment Services, Inc. 251 12,219
Hamilton Beach Brands Holding Co.
Class A  739 22,488
Haverty Furniture Cos., Inc. 1,289 35,409
HNI Corp. 2,140 115,218
Holley, Inc. * 1,751 5,165
Hooker Furnishings Corp. 928 16,778
Hovnanian Enterprises, Inc. Class A * 393 80,317
Hudson Technologies, Inc. * 3,052 25,454
Hyliion Holdings Corp. * 12,030 29,834
indie Semiconductor, Inc. Class A * (China)  9,193 36,680
Interface, Inc. 4,540 86,124
International Game Technology PLC 8,281 176,385
iRobot Corp. * 2,419 21,021
JAKKS Pacific, Inc. * 610 15,567
JetBlue Airways Corp. * 26,009 170,619
Johnson Outdoors, Inc. Class A  361 13,068
KB Home 4,887 418,767
La-Z-Boy, Inc. 3,632 155,922
Landsea Homes Corp. * 1,328 16,401
Leslie's, Inc. * 5,940 18,770
LGI Homes, Inc. * 1,594 188,921
Life Time Group Holdings, Inc. * 5,070 123,809
Lifetime Brands, Inc. 886 5,794
Lindblad Expeditions Holdings, Inc. * 792 7,326
Lions Gate Entertainment Corp. Class A * 5,302 41,515
Lions Gate Entertainment Corp. Class B * 10,343 71,574
Lovesac Co. * 477 13,666
Luminar Technologies, Inc. * 3,652 3,286
M/I Homes, Inc. * 2,205 377,849
Madison Square Garden Entertainment
Corp. * 2,945 125,251
Malibu Boats, Inc. Class A * 1,696 65,822
Marcus Corp. 2,081 31,361
MarineMax, Inc. * 1,802 63,557
MasterCraft Boat Holdings, Inc. * 1,266 23,054
Meritage Homes Corp. 2,966 608,238
Methode Electronics, Inc. 3,177 37,997
Miller Industries, Inc. 947 57,767

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
MillerKnoll, Inc. 5,998 $ 148,511
Movado Group, Inc. 1,322 24,589
MRC Global, Inc. * 7,236 92,187
National Vision Holdings, Inc. * 6,165 67,260
Nu Skin Enterprises, Inc. Class A  4,324 31,868
ODP Corp. * 3,015 89,696
OneWater Marine, Inc. Class A * 950 22,715
OPENLANE, Inc. * 9,283 156,697
Oxford Industries, Inc. 358 31,060
Papa John's International, Inc. 660 35,554
PC Connection, Inc. 1,003 75,656
Peloton Interactive, Inc. Class A * 1,747 8,176
Petco Health & Wellness Co., Inc. * 6,345 28,870
Phinia, Inc. 3,732 171,784
Portillo's, Inc. Class A * 692 9,321
PriceSmart, Inc. 721 66,173
Purple Innovation, Inc. * 6,191 6,121
RCI Hospitality Holdings, Inc. 316 14,078
Red Rock Resorts, Inc. Class A  2,271 123,633
Reservoir Media, Inc. * 1,275 10,340
Resideo Technologies, Inc. * 12,689 255,556
REV Group, Inc. 1,041 29,210
Rocky Brands, Inc. 399 12,712
Rush Enterprises, Inc. Class A  5,114 270,173
Rush Enterprises, Inc. Class B  636 30,496
Sabre Corp. * 25,411 93,258
Sally Beauty Holdings, Inc. * 8,573 116,336
ScanSource, Inc. * 2,149 103,216
SES AI Corp. * 5,605 3,586
Shoe Carnival, Inc. 1,615 70,818
Shyft Group, Inc. 2,678 33,609
Signet Jewelers Ltd. (NYSE) 3,585 369,757
Six Flags Entertainment Corp. 2,119 85,417
SkyWest, Inc. * 3,518 299,100
Sleep Number Corp. * 1,651 30,246
Solid Power, Inc. * 13,545 18,286
Sonic Automotive, Inc. Class A  892 52,164
Sonos, Inc. * 873 10,729
Spirit Airlines, Inc. 7,916 18,998
Standard Motor Products, Inc. 1,876 62,283
Steelcase, Inc. Class A  8,142 109,836
Sun Country Airlines Holdings, Inc. * 1,684 18,878
Superior Group of Cos., Inc. 1,024 15,862
Taylor Morrison Home Corp. * 8,471 595,172
ThredUp, Inc. Class A * 5,266 4,434
Tile Shop Holdings, Inc. * 1,134 7,473
Tilly's, Inc. Class A * 399 2,035
Titan International, Inc. * 4,264 34,666
Titan Machinery, Inc. * 1,645 22,915
Topgolf Callaway Brands Corp. * 12,046 132,265
Traeger, Inc. * 2,493 9,174
Tri Pointe Homes, Inc. * 5,613 254,325
UniFirst Corp. 1,361 270,363
United Parks & Resorts, Inc. * 266 13,460
Urban Outfitters, Inc. * 3,927 150,443
Vera Bradley, Inc. * 2,217 12,105
Victoria's Secret & Co. * 5,092 130,864
Virco Mfg. Corp. 888 12,263
Vista Outdoor, Inc. * 4,865 190,611
VSE Corp. 1,174 97,125
Wabash National Corp. 3,914 75,110
Webtoon Entertainment, Inc. * (South
Korea)  653 7,470
Weyco Group, Inc. 379 12,901
a Shares Value
Winmark Corp. 229 $ 87,691
Winnebago Industries, Inc. 2,409 139,987
Xperi, Inc. * 3,930 36,313
Zumiez, Inc. * 1,379 29,373
13,493,911
Consumer, Non-Cyclical - 14.3%
spacing
2seventy bio, Inc. * 4,207 19,857
4D Molecular Therapeutics, Inc. * 1,488 16,085
89bio, Inc. * 6,845 50,653
Aaron's Co., Inc. 3,129 31,134
ABM Industries, Inc. 5,372 283,427
Absci Corp. * 2,503 9,561
Acacia Research Corp. * 2,482 11,566
ACCO Brands Corp. 8,617 47,135
Accolade, Inc. * 4,299 16,551
ACELYRIN, Inc. * 6,204 30,586
Achieve Life Sciences, Inc. * 927 4,394
Acrivon Therapeutics, Inc. * 834 5,838
Acumen Pharmaceuticals, Inc. * 3,006 7,455
AdaptHealth Corp. * 4,818 54,106
Adaptive Biotechnologies Corp. * 9,926 50,821
ADC Therapeutics SA * (Switzerland)  2,097 6,606
Addus HomeCare Corp. * 867 115,337
Adtalem Global Education, Inc. * 2,623 197,984
Adverum Biotechnologies, Inc. * 1,947 13,668
Agenus, Inc. * 1,279 7,009
Agios Pharmaceuticals, Inc. * 4,800 213,264
Akebia Therapeutics, Inc. * 16,219 21,409
Akero Therapeutics, Inc. * 4,779 137,109
Aldeyra Therapeutics, Inc. * 3,816 20,568
Alico, Inc. 694 19,411
Alight, Inc. Class A * 36,656 271,254
Allogene Therapeutics, Inc. * 10,290 28,812
Altimmune, Inc. * 2,839 17,431
Alto Neuroscience, Inc. * 611 6,990
Alumis, Inc. * 490 5,233
American Public Education, Inc. * 1,271 18,747
Amneal Pharmaceuticals, Inc. * 2,021 16,815
Anavex Life Sciences Corp. * 4,602 26,139
Andersons, Inc. 2,479 124,297
AngioDynamics, Inc. * 3,153 24,530
ANI Pharmaceuticals, Inc. * 415 24,759
Anika Therapeutics, Inc. * 705 17,413
Annexon, Inc. * 8,060 47,715
Applied Therapeutics, Inc. * 3,348 28,458
Aquestive Therapeutics, Inc. * 4,765 23,730
Arbutus Biopharma Corp. * 793 3,053
Arcturus Therapeutics Holdings, Inc. * 190 4,410
ArriVent Biopharma, Inc. * 904 21,244
Artiva Biotherapeutics, Inc. * (South Korea)  457 7,061
Artivion, Inc. * 666 17,729
Astria Therapeutics, Inc. * 688 7,575
Atea Pharmaceuticals, Inc. * 6,222 20,844
Atossa Therapeutics, Inc. * 10,343 15,721
AtriCure, Inc. * 1,249 35,022
Aura Biosciences, Inc. * 3,826 34,090
Aurinia Pharmaceuticals, Inc. * (Canada)  2,606 19,102
Avanos Medical, Inc. * 3,761 90,377
Aveanna Healthcare Holdings, Inc. * 1,308 6,802
Avid Bioservices, Inc. * 349 3,972
B&G Foods, Inc. 6,446 57,240
Barrett Business Services, Inc. 179 6,714
Beam Therapeutics, Inc. * 6,466 158,417

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
BioLife Solutions, Inc. * 484 $ 12,119
Bioventus, Inc. Class A * 1,797 21,474
Black Diamond Therapeutics, Inc. * 875 3,806
Blade Air Mobility, Inc. * 4,409 12,962
Bluebird Bio, Inc. * 21,581 11,211
Bridgebio Pharma, Inc. * 4,490 114,315
BrightView Holdings, Inc. * 5,199 81,832
Brookdale Senior Living, Inc. * 1,946 13,213
C4 Therapeutics, Inc. * 5,093 29,030
Cabaletta Bio, Inc. * 3,126 14,755
Cal-Maine Foods, Inc. 3,455 258,572
Calavo Growers, Inc. 1,114 31,782
Cardiff Oncology, Inc. * 1,901 5,076
CareDx, Inc. * 3,328 103,917
Cargo Therapeutics, Inc. * 2,528 46,642
Caribou Biosciences, Inc. * 6,984 13,689
Carriage Services, Inc. 389 12,771
Cass Information Systems, Inc. 298 12,361
Castle Biosciences, Inc. * 1,482 42,267
Celcuity, Inc. * 125 1,864
Celldex Therapeutics, Inc. * 1,016 34,534
Central Garden & Pet Co. * 808 29,468
Central Garden & Pet Co. Class A * 3,437 107,922
Century Therapeutics, Inc. * 5,161 8,825
CG oncology, Inc. * 1,564 59,010
Chegg, Inc. * 8,589 15,203
Cibus, Inc. * 1,056 3,443
Cimpress PLC * (Ireland)  504 41,288
Cogent Biosciences, Inc. * 458 4,946
Coherus Biosciences, Inc. * 5,788 6,020
Community Health Systems, Inc. * 4,911 29,810
Compass Therapeutics, Inc. * 7,663 14,100
Concentra Group Holdings Parent, Inc. * 349 7,804
Corbus Pharmaceuticals Holdings, Inc. * 421 8,685
CoreCivic, Inc. * 9,392 118,809
CorMedix, Inc. * 337 2,723
Cross Country Healthcare, Inc. * 2,864 38,492
Cullinan Therapeutics, Inc. * 530 8,872
Cytek Biosciences, Inc. * 10,255 56,813
Cytokinetics, Inc. * 8,678 458,198
Day One Biopharmaceuticals, Inc. * 302 4,207
Deluxe Corp. 3,872 75,465
Denali Therapeutics, Inc. * 4,423 128,842
Design Therapeutics, Inc. * 2,856 15,365
Dianthus Therapeutics, Inc. * 1,883 51,557
Disc Medicine, Inc. * 1,487 73,071
DLH Holdings Corp. * 253 2,368
DocGo, Inc. * 6,605 21,929
Dole PLC 6,602 107,547
Duckhorn Portfolio, Inc. * 3,473 20,178
Dynavax Technologies Corp. * 2,138 23,817
Edgewell Personal Care Co. 4,144 150,593
Editas Medicine, Inc. * 7,050 24,040
Elevation Oncology, Inc. * 5,460 3,275
Eliem Therapeutics, Inc. * 2,234 11,371
Embecta Corp. 4,208 59,333
Emerald Holding, Inc. 1,091 5,444
Enanta Pharmaceuticals, Inc. * 1,686 17,467
Enhabit, Inc. * 3,182 25,138
Enliven Therapeutics, Inc. * 148 3,780
Ennis, Inc. 2,354 57,249
Entrada Therapeutics, Inc. * 2,062 32,951
Erasca, Inc. * 14,517 39,631
Esperion Therapeutics, Inc. * 11,607 19,152
a Shares Value
EyePoint Pharmaceuticals, Inc. * 2,299 $ 18,369
Fate Therapeutics, Inc. * 8,592 30,072
Fennec Pharmaceuticals, Inc. * (Canada)  1,216 6,080
First Advantage Corp. * 1,553 30,827
Foghorn Therapeutics, Inc. * 732 6,815
Forrester Research, Inc. * 1,001 18,028
Fresh Del Monte Produce, Inc. 2,996 88,502
Fulcrum Therapeutics, Inc. * 3,093 11,042
Fulgent Genetics, Inc. * 1,751 38,049
GeneDx Holdings Corp. * 925 39,257
Generation Bio Co. * 5,074 12,533
GEO Group, Inc. * 10,609 136,326
Geron Corp. * 15,630 70,960
Graham Holdings Co. Class B  278 228,438
Green Dot Corp. Class A * 2,986 34,966
Gyre Therapeutics, Inc. * 471 5,906
Hain Celestial Group, Inc. * 7,014 60,531
Harvard Bioscience, Inc. * 1,933 5,200
Healthcare Services Group, Inc. * 6,164 68,852
Heidrick & Struggles International, Inc. 1,822 70,803
Helen of Troy Ltd. * 1,901 117,577
Herbalife Ltd. * 2,824 20,305
Heron Therapeutics, Inc. * 9,127 18,163
Hertz Global Holdings, Inc. * 10,649 35,142
HF Foods Group, Inc. * 3,152 11,253
HilleVax, Inc. * 1,752 3,084
Honest Co., Inc. * 4,160 14,851
ICU Medical, Inc. * 1,780 324,352
ImmunityBio, Inc. * 2,959 11,007
Information Services Group, Inc. 4,564 15,061
Ingles Markets, Inc. Class A  1,282 95,637
Inhibrx Biosciences, Inc. * 191 2,991
Inmode Ltd. * 5,842 99,022
Innovage Holding Corp. * 776 4,656
Innoviva, Inc. * 4,100 79,171
Inogen, Inc. * 2,014 19,536
Inovio Pharmaceuticals, Inc. * 2,230 12,889
Inozyme Pharma, Inc. * 4,514 23,608
Integer Holdings Corp. * 825 107,250
Integra LifeSciences Holdings Corp. * 5,543 100,716
Intellia Therapeutics, Inc. * 8,181 168,120
Invivyd, Inc. * 8,775 8,950
Ironwood Pharmaceuticals, Inc. * 7,740 31,889
iTeos Therapeutics, Inc. * 2,191 22,370
John Wiley & Sons, Inc. Class A  1,528 73,726
Kelly Services, Inc. Class A  2,752 58,920
Kodiak Sciences, Inc. * 3,492 9,114
Korn Ferry 4,400 331,056
Korro Bio, Inc. * 415 13,869
Kyverna Therapeutics, Inc. * 539 2,636
Laureate Education, Inc. 2,353 39,083
LENZ Therapeutics, Inc. 1,105 26,233
Lexicon Pharmaceuticals, Inc. * 6,958 10,924
Lifecore Biomedical, Inc. * 1,449 7,144
LifeStance Health Group, Inc. * 5,845 40,915
Ligand Pharmaceuticals, Inc. * 1,449 145,030
Limoneira Co. 1,324 35,086
Lincoln Educational Services Corp. * 2,583 30,841
LivaNova PLC * 4,379 230,073
Lyell Immunopharma, Inc. * 13,646 18,831
MacroGenics, Inc. * 734 2,415
MannKind Corp. * 5,009 31,507
MarketWise, Inc. 10,609 7,090
Marqeta, Inc. Class A * 5,943 29,240

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Matthews International Corp. Class A  2,704 $ 62,733
MaxCyte, Inc. * 8,774 34,131
Medifast, Inc. 921 17,628
MeiraGTx Holdings PLC * 655 2,731
Mersana Therapeutics, Inc. * 3,956 7,477
MiMedx Group, Inc. * 5,062 29,916
Mineralys Therapeutics, Inc. * 1,891 22,900
Mission Produce, Inc. * 2,772 35,537
Mister Car Wash, Inc. * 1,355 8,821
ModivCare, Inc. * 134 1,914
Monro, Inc. 2,500 72,150
Monte Rosa Therapeutics, Inc. * 3,213 17,029
Myriad Genetics, Inc. * 7,626 208,876
Nano-X Imaging Ltd. * (Israel)  452 2,748
National HealthCare Corp. 1,048 131,807
Natural Grocers by Vitamin Cottage, Inc.
Class C  703 20,872
Nature's Sunshine Products, Inc. * 423 5,761
Nautilus Biotechnology, Inc. SPAC * 3,561 10,149
Nektar Therapeutics * 15,691 20,398
Neogen Corp. * 18,093 304,143
NeoGenomics, Inc. * 9,925 146,394
Neurogene, Inc. * 436 18,295
Nevro Corp. * 3,046 17,027
Nkarta, Inc. * 4,570 20,656
Novavax, Inc. * 2,766 34,935
Nurix Therapeutics, Inc. * 1,766 39,682
Nuvation Bio, Inc. * 15,380 35,220
Olaplex Holdings, Inc. * 10,495 24,663
Olema Pharmaceuticals, Inc. * 2,545 30,387
Omeros Corp. * 3,025 12,009
OmniAb, Inc. * 5,822 24,627
Omnicell, Inc. * 3,848 167,773
OPKO Health, Inc. * 27,675 41,236
Option Care Health, Inc. * 7,802 244,203
OraSure Technologies, Inc. * 5,321 22,721
Orchestra BioMed Holdings, Inc. * 854 4,390
Organogenesis Holdings, Inc. * 5,477 15,664
ORIC Pharmaceuticals, Inc. * 4,055 41,564
Orthofix Medical, Inc. * 2,621 40,940
OrthoPediatrics Corp. * 1,329 36,029
Outlook Therapeutics, Inc. * 427 2,280
Owens & Minor, Inc. * 5,446 85,448
Pacific Biosciences of California, Inc. * 23,110 39,287
Pacira BioSciences, Inc. * 3,483 52,419
Patterson Cos., Inc. 5,574 121,736
Payoneer Global, Inc. * 3,794 28,569
Paysafe Ltd. * 2,818 63,208
Pediatrix Medical Group, Inc. * 7,080 82,057
Perdoceo Education Corp. 4,042 89,894
Performant Financial Corp. * 2,897 10,835
Perspective Therapeutics, Inc. * 873 11,655
PetIQ, Inc. * 1,936 59,571
Phathom Pharmaceuticals, Inc. * 2,231 40,336
Phibro Animal Health Corp. Class A  1,262 28,420
Pliant Therapeutics, Inc. * 4,547 50,972
Poseida Therapeutics, Inc. * 3,539 10,122
Precigen, Inc. * 9,035 8,557
Prelude Therapeutics, Inc. * 1,379 2,855
Prestige Consumer Healthcare, Inc. * 4,054 292,293
Primo Water Corp. 11,768 297,142
PROG Holdings, Inc. 2,975 144,258
ProKidney Corp. * 963 1,849
Prothena Corp. PLC * (Ireland)  1,503 25,145
a Shares Value
PTC Therapeutics, Inc. * 1,545 $ 57,319
Puma Biotechnology, Inc. * 3,191 8,137
Pyxis Oncology, Inc. * 4,399 16,144
Q32 Bio, Inc. * 545 24,318
Quad/Graphics, Inc. 916 4,159
Quanex Building Products Corp. 3,735 103,646
Quanterix Corp. * 2,377 30,806
Quantum-Si, Inc. * 6,307 5,564
Quipt Home Medical Corp. * 1,893 5,528
Rapport Therapeutics, Inc. * 316 6,472
RAPT Therapeutics, Inc. * 3,912 7,863
REGENXBIO, Inc. * 3,666 38,456
Regulus Therapeutics, Inc. * 3,180 4,993
Relay Therapeutics, Inc. * 8,429 59,677
Repay Holdings Corp. * 7,850 64,056
Replimune Group, Inc. * 5,012 54,932
Resources Connection, Inc. 3,242 31,447
REVOLUTION Medicines, Inc. * 4,527 205,299
Rigel Pharmaceuticals, Inc. * 194 3,139
Sage Therapeutics, Inc. * 4,586 33,111
Savara, Inc. * 1,468 6,224
Scholar Rock Holding Corp. * 555 4,446
Scilex Holding Co. * 6,404 5,921
Select Medical Holdings Corp. 2,881 100,460
Seneca Foods Corp. Class A * 350 21,815
Sezzle, Inc. * 29 4,947
SI-BONE, Inc. * 527 7,367
SIGA Technologies, Inc. 838 5,656
Skye Bioscience, Inc. * 1,047 4,094
Solid Biosciences, Inc. * 1,906 13,285
Sonida Senior Living, Inc. * 113 3,022
SoundThinking, Inc. * 222 2,573
SpartanNash Co. 3,061 68,597
Spyre Therapeutics, Inc. * 2,674 78,642
Sterling Check Corp. * 1,137 19,011
StoneCo Ltd. Class A * (Brazil)  12,081 136,032
Strategic Education, Inc. 1,892 175,105
Summit Therapeutics, Inc. * 386 8,453
Supernus Pharmaceuticals, Inc. * 3,919 122,194
Surgery Partners, Inc. * 6,508 209,818
Surmodics, Inc. * 407 15,783
Sutro Biopharma, Inc. * 6,049 20,930
Tactile Systems Technology, Inc. * 1,581 23,098
Tejon Ranch Co. * 1,538 26,992
Teladoc Health, Inc. * 11,892 109,169
Tenaya Therapeutics, Inc. * 4,575 8,830
Terns Pharmaceuticals, Inc. * 4,593 38,306
Theravance Biopharma, Inc. * 2,982 24,035
Third Harmonic Bio, Inc. * 1,689 22,886
Tourmaline Bio, Inc. 1,963 50,469
Travere Therapeutics, Inc. * 6,186 86,542
TreeHouse Foods, Inc. * 3,933 165,107
Trevi Therapeutics, Inc. * 2,714 9,065
TrueBlue, Inc. * 2,596 20,482
TScan Therapeutics, Inc. * 1,001 4,985
Turning Point Brands, Inc. 147 6,343
United Natural Foods, Inc. * 5,050 84,941
Universal Corp. 2,109 112,009
UroGen Pharma Ltd. * 523 6,642
USANA Health Sciences, Inc. * 874 33,142
Utah Medical Products, Inc. 222 14,854
Utz Brands, Inc. 1,421 25,152
Vanda Pharmaceuticals, Inc. * 4,720 22,137
Varex Imaging Corp. * 2,745 32,720

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Vector Group Ltd. 10,495 $ 156,585
Ventyx Biosciences, Inc. * 4,310 9,396
Veracyte, Inc. * 6,589 224,290
Veru, Inc. * 3,125 2,403
Verve Therapeutics, Inc. * 5,381 26,044
Village Super Market, Inc. Class A  767 24,383
Vir Biotechnology, Inc. * 7,618 57,059
Viridian Therapeutics, Inc. * 1,399 31,827
Voyager Therapeutics, Inc. * 3,849 22,517
Waldencast PLC Class A * 1,186 4,317
WaVe Life Sciences Ltd. * 832 6,822
Weis Markets, Inc. 1,358 93,607
Werewolf Therapeutics, Inc. * 1,685 3,572
Willdan Group, Inc. * 1,080 44,226
XBiotech, Inc. * 1,813 14,014
Xencor, Inc. * 2,624 52,769
XOMA Royalty Corp. * 226 5,984
Zentalis Pharmaceuticals, Inc. * 5,066 18,643
Zevra Therapeutics, Inc. * 1,390 9,647
Zimvie, Inc. * 2,331 36,993
Zymeworks, Inc. * 4,825 60,554
16,146,555
Energy - 7.1%
spacing
Aemetis, Inc. * 1,331 3,061
Amplify Energy Corp. * 3,042 19,864
Arch Resources, Inc. 1,479 204,339
Aris Water Solutions, Inc. Class A  2,170 36,608
Berry Corp. 5,437 27,946
Borr Drilling Ltd. * (Mexico)  19,959 109,575
Bristow Group, Inc. * 2,152 74,653
California Resources Corp. 5,765 302,490
CNX Resources Corp. * 12,508 407,386
Comstock Resources, Inc. 8,011 89,162
CONSOL Energy, Inc. 2,495 261,102
Crescent Energy Co. Class A  8,674 94,980
CVR Energy, Inc. 527 12,137
Delek U.S. Holdings, Inc. 4,008 75,150
Diversified Energy Co. PLC ~ 3,585 40,797
DMC Global, Inc. * 1,166 15,135
DNOW, Inc. * 9,117 117,883
Energy Vault Holdings, Inc. * 6,890 6,614
Evolution Petroleum Corp. 1,194 6,340
Excelerate Energy, Inc. Class A  1,294 28,481
Expro Group Holdings NV * 7,840 134,613
Forum Energy Technologies, Inc. * 827 12,785
Freyr Battery, Inc. * (Norway)  10,333 10,024
FuelCell Energy, Inc. * 43,799 16,644
FutureFuel Corp. 2,322 13,352
Geospace Technologies Corp. * 835 8,634
Golar LNG Ltd. (Cameroon)  8,227 302,425
Granite Ridge Resources, Inc. 3,847 22,851
Green Plains, Inc. * 5,449 73,779
Gulfport Energy Corp. * 488 73,859
Hallador Energy Co. * 1,777 16,757
Helix Energy Solutions Group, Inc. * 9,964 110,600
Helmerich & Payne, Inc. 8,740 265,871
HighPeak Energy, Inc. 906 12,575
Innovex International, Inc. * 2,670 39,196
Kinetik Holdings, Inc. 2,878 130,258
Kodiak Gas Services, Inc. 1,205 34,945
Liberty Energy, Inc. 13,159 251,205
Magnolia Oil & Gas Corp. Class A  973 23,761
Mammoth Energy Services, Inc. * 1,412 5,775
a Shares Value
Matrix Service Co. * 1,982 $ 22,852
Murphy Oil Corp. 12,238 412,910
Nabors Industries Ltd. * 536 34,556
NACCO Industries, Inc. Class A  288 8,165
Natural Gas Services Group, Inc. * 739 14,122
Newpark Resources, Inc. * 6,611 45,814
Noble Corp. PLC 4,061 146,765
Northern Oil & Gas, Inc. 7,853 278,075
Oil States International, Inc. * 4,587 21,100
Par Pacific Holdings, Inc. * 4,744 83,494
Patterson-UTI Energy, Inc. 33,069 252,978
PBF Energy, Inc. Class A  8,715 269,729
Peabody Energy Corp. 10,924 289,923
Plug Power, Inc. * 57,058 128,951
PrimeEnergy Resources Corp. * 40 5,512
ProFrac Holding Corp. Class A * 1,647 11,183
ProPetro Holding Corp. * 7,368 56,439
Ranger Energy Services, Inc. 1,029 12,255
REX American Resources Corp. * 1,006 46,568
Riley Exploration Permian, Inc. 638 16,901
Ring Energy, Inc. * 11,750 18,800
RPC, Inc. 7,148 45,461
SandRidge Energy, Inc. 2,463 30,122
SEACOR Marine Holdings, Inc. * 1,568 15,131
Seadrill Ltd. * (Norway)  4,159 165,279
Select Water Solutions, Inc. 7,886 87,771
Sitio Royalties Corp. Class A  6,650 138,586
SM Energy Co. 8,056 321,998
Solaris Energy Infrastructure, Inc. 2,093 26,707
Stem, Inc. * 11,358 3,955
SunCoke Energy, Inc. 7,016 60,899
Sunnova Energy International, Inc. * 8,828 85,985
Sunrun, Inc. * 18,199 328,674
Talos Energy, Inc. * 12,470 129,065
TPI Composites, Inc. * 3,962 18,027
Transocean Ltd. * 61,636 261,953
VAALCO Energy, Inc. 8,497 48,773
Valaris Ltd. * 1,791 99,848
Vital Energy, Inc. * 2,385 64,156
Vitesse Energy, Inc. 1,957 47,007
Warrior Met Coal, Inc. 4,435 283,397
7,933,498
Financial - 37.9%
spacing
1st Source Corp. 1,856 111,137
Acadia Realty Trust REIT 8,769 205,896
ACNB Corp. 824 35,984
AFC Gamma, Inc. REIT 1,838 18,766
AG Mortgage Investment Trust, Inc. REIT 1,675 12,579
Alerus Financial Corp. 1,637 37,455
Alexander & Baldwin, Inc. REIT 6,342 121,766
Alpine Income Property Trust, Inc. REIT 850 15,470
AlTi Global, Inc. * 3,943 14,747
Amalgamated Financial Corp. 1,664 52,200
Ambac Financial Group, Inc. * 4,106 46,028
Amerant Bancorp, Inc. 2,746 58,682
American Assets Trust, Inc. REIT 4,033 107,762
American Coastal Insurance Corp.
Class C * 1,608 18,122
American Healthcare REIT, Inc. 6,882 179,620
American Realty Investors, Inc. * 146 2,561
Ameris Bancorp 4,573 285,309
AMERISAFE, Inc. 987 47,702
Ames National Corp. 1,128 20,563

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Angel Oak Mortgage REIT, Inc. 1,214 $ 12,662
Anywhere Real Estate, Inc. * 7,908 40,173
Apartment Investment & Management Co.
Class A REIT * 5,562 50,280
Apollo Commercial Real Estate Finance,
Inc. REIT 12,283 112,881
Apple Hospitality REIT, Inc. 19,372 287,674
Arbor Realty Trust, Inc. REIT 11,438 177,975
ARES Commercial Real Estate Corp. REIT 4,152 29,064
Armada Hoffler Properties, Inc. REIT 4,928 53,370
ARMOUR Residential REIT, Inc. 4,363 89,005
Arrow Financial Corp. 1,647 47,203
Associated Banc-Corp. 13,469 290,122
Atlantic Union Bankshares Corp. 6,181 232,838
Atlanticus Holdings Corp. * 516 18,101
Axos Financial, Inc. * 4,107 258,248
Banc of California, Inc. 11,951 176,038
BancFirst Corp. 1,511 159,033
Banco Latinoamericano de Comercio
Exterior SA (Panama)  2,455 79,763
Bancorp, Inc. * 178 9,523
Bank First Corp. 891 80,814
Bank of Hawaii Corp. 2,690 168,851
Bank of Marin Bancorp 1,641 32,968
Bank of NT Butterfield & Son Ltd.
(Bermuda)  4,213 155,375
Bank7 Corp. 517 19,372
BankUnited, Inc. 5,171 188,431
Bankwell Financial Group, Inc. 805 24,110
Banner Corp. 2,362 140,681
Bar Harbor Bankshares 1,418 43,731
BayCom Corp. 1,106 26,234
BCB Bancorp, Inc. 1,716 21,175
Berkshire Hills Bancorp, Inc. 2,872 77,343
BGC Group, Inc. Class A  21,389 196,351
Bit Digital, Inc. * 11,190 39,277
Blackstone Mortgage Trust, Inc.
Class A REIT 14,746 280,321
Blue Foundry Bancorp * 2,226 22,817
Bowhead Specialty Holdings, Inc. * 631 17,674
Braemar Hotels & Resorts, Inc. REIT 5,645 17,443
Brandywine Realty Trust REIT 14,265 77,602
Bread Financial Holdings, Inc. 3,102 147,593
Bridgewater Bancshares, Inc. * 1,850 26,215
BrightSpire Capital, Inc. REIT 11,191 62,670
Broadstone Net Lease, Inc. REIT 15,949 302,234
Brookfield Business Corp. Class A (Canada)  2,358 59,728
Brookline Bancorp, Inc. 5,593 56,433
BRT Apartments Corp. REIT 928 16,314
Burford Capital Ltd. 17,099 226,733
Burke & Herbert Financial Services Corp. 1,212 73,920
Business First Bancshares, Inc. 2,337 59,991
Byline Bancorp, Inc. 2,797 74,876
Cadence Bank 11,591 369,173
California BanCorp * 2,403 35,540
Camden National Corp. 1,350 55,782
Cannae Holdings, Inc. 4,904 93,470
Capital Bancorp, Inc. 1,094 28,127
Capital City Bank Group, Inc. 1,306 46,089
Capitol Federal Financial, Inc. 10,442 60,981
CareTrust REIT, Inc. 11,074 341,744
Carter Bankshares, Inc. * 2,133 37,093
Cathay General Bancorp 4,668 200,491
CBL & Associates Properties, Inc. REIT 513 12,928
a Shares Value
Centerspace REIT 1,331 $ 93,796
Central Pacific Financial Corp. 1,693 49,960
Chatham Lodging Trust REIT 4,042 34,438
Chemung Financial Corp. 411 19,736
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,064 16,503
Chimera Investment Corp. REIT 6,671 105,602
ChoiceOne Financial Services, Inc. 872 26,954
Cipher Mining, Inc. * 5,858 22,670
Citizens & Northern Corp. 1,525 30,027
Citizens Financial Services, Inc. 450 26,438
City Holding Co. 948 111,286
City Office REIT, Inc. 3,659 21,369
Civista Bancshares, Inc. 1,706 30,401
Claros Mortgage Trust, Inc. REIT 7,837 58,699
CNB Financial Corp. 1,941 46,700
CNO Financial Group, Inc. 8,933 313,548
Coastal Financial Corp. * 132 7,127
Colony Bankcorp, Inc. 1,734 26,912
Columbia Financial, Inc. * 2,519 42,999
Community Financial System, Inc. 3,643 211,549
Community Healthcare Trust, Inc. REIT 2,217 40,239
Community Trust Bancorp, Inc. 1,391 69,077
Community West Bancshares 1,701 32,761
Compass Diversified Holdings 5,809 128,553
ConnectOne Bancorp, Inc. 3,238 81,112
Consumer Portfolio Services, Inc. * 1,277 11,978
COPT Defense Properties REIT 9,556 289,833
Core Scientific, Inc. * 3,227 38,272
CrossFirst Bankshares, Inc. * 4,099 68,412
CTO Realty Growth, Inc. REIT 1,829 34,788
Cushman & Wakefield PLC * 9,197 125,355
Customers Bancorp, Inc. * 2,492 115,753
CVB Financial Corp. 9,205 164,033
Diamond Hill Investment Group, Inc. 58 9,373
DiamondRock Hospitality Co. REIT 17,710 154,608
Dime Community Bancshares, Inc. 2,466 71,021
Diversified Healthcare Trust REIT 18,384 77,029
Donegal Group, Inc. Class A  1,624 23,938
Douglas Emmett, Inc. REIT 9,298 163,366
Dynex Capital, Inc. REIT 6,626 84,548
Eagle Bancorp, Inc. 1,865 42,112
Easterly Government Properties, Inc. REIT 8,485 115,226
Eastern Bankshares, Inc. 16,404 268,862
Ellington Financial, Inc. REIT 7,196 92,756
Elme Communities REIT 7,408 130,307
Empire State Realty Trust, Inc.
Class A REIT 11,497 127,387
Employers Holdings, Inc. 1,656 79,438
Enact Holdings, Inc. 2,588 94,022
Encore Capital Group, Inc. * 2,020 95,485
Enova International, Inc. * 2,164 181,322
Enstar Group Ltd. * 1,072 344,744
Enterprise Bancorp, Inc. 1,000 31,960
Enterprise Financial Services Corp. 3,189 163,468
Equity Bancshares, Inc. Class A  1,327 54,248
Equity Commonwealth REIT * 8,573 170,603
Esquire Financial Holdings, Inc. 192 12,520
ESSA Bancorp, Inc. 922 17,721
Essent Group Ltd. 8,779 564,402
Essential Properties Realty Trust, Inc. REIT 14,767 504,293
F&G Annuities & Life, Inc. 1,084 48,476
Farmers & Merchants Bancorp, Inc. 1,250 34,563
Farmers National Banc Corp. 3,389 51,242

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Farmland Partners, Inc. REIT 3,753 $ 39,219
FB Financial Corp. 2,990 140,321
Federal Agricultural Mortgage Corp. Class C  113 21,177
Fidelis Insurance Holdings Ltd. (United
Kingdom)  4,650 83,979
Fidelity D&D Bancorp, Inc. 511 25,213
Financial Institutions, Inc. 1,188 30,258
First BanCorp 9,924 210,091
First Bancorp, Inc. 1,093 28,768
First Bancorp/Southern Pines NC 2,783 115,745
First Bancshares, Inc. 2,702 86,815
First Bank 2,111 32,087
First Busey Corp. 5,207 135,486
First Business Financial Services, Inc. 746 34,010
First Commonwealth Financial Corp. 7,091 121,611
First Community Bankshares, Inc. 1,537 66,322
First Financial Bancorp 6,620 167,023
First Financial Corp. 1,076 47,183
First Financial Northwest, Inc. 826 18,602
First Foundation, Inc. 4,559 28,448
First Internet Bancorp 612 20,967
First Interstate BancSystem, Inc. Class A  6,788 208,256
First Merchants Corp. 5,406 201,103
First Mid Bancshares, Inc. 2,043 79,493
First of Long Island Corp. 2,208 28,417
First Western Financial, Inc. * 760 15,200
Five Star Bancorp 1,572 46,736
Flushing Financial Corp. 2,319 33,811
Forge Global Holdings, Inc. * 10,829 14,186
Four Corners Property Trust, Inc. REIT 8,272 242,452
Franklin BSP Realty Trust, Inc. REIT 7,201 94,045
Franklin Street Properties Corp. REIT 8,875 15,709
FRP Holdings, Inc. * 981 29,293
FS Bancorp, Inc. 678 30,164
FTAI Infrastructure, Inc. 9,031 84,530
Fulton Financial Corp. 12,143 220,153
FVCBankcorp, Inc. * 1,863 24,312
GCM Grosvenor, Inc. Class A  952 10,777
Genworth Financial, Inc. * 29,469 201,863
German American Bancorp, Inc. 2,513 97,379
Getty Realty Corp. REIT 4,079 129,753
Glacier Bancorp, Inc. 9,697 443,153
Gladstone Commercial Corp. REIT 3,064 49,759
Gladstone Land Corp. REIT 2,422 33,666
Global Medical REIT, Inc. 5,602 55,516
Global Net Lease, Inc. REIT 17,186 144,706
GoHealth, Inc. Class A * 627 5,881
Granite Point Mortgage Trust, Inc. REIT 4,519 14,325
Great Southern Bancorp, Inc. 811 46,478
Greenlight Capital Re Ltd. Class A * 2,590 35,353
Guaranty Bancshares, Inc. 845 29,051
HA Sustainable Infrastructure Capital, Inc. 9,471 326,465
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  3,599 69,605
Hancock Whitney Corp. 7,304 373,746
Hanmi Financial Corp. 1,913 35,582
HarborOne Bancorp, Inc. 3,618 46,962
HBT Financial, Inc. 1,309 28,641
Heartland Financial USA, Inc. 3,629 205,764
Heritage Commerce Corp. 5,510 54,439
Heritage Financial Corp. 2,402 52,292
Heritage Insurance Holdings, Inc. * 2,082 25,484
Hilltop Holdings, Inc. 4,048 130,184
Hingham Institution For Savings 144 35,037
a Shares Value
Hippo Holdings, Inc. * 1,918 $ 32,376
Home Bancorp, Inc. 711 31,696
Home BancShares, Inc. 16,422 444,872
HomeStreet, Inc. 1,893 29,834
HomeTrust Bancshares, Inc. 1,381 47,064
Hope Bancorp, Inc. 8,128 102,088
Horace Mann Educators Corp. 2,830 98,909
Horizon Bancorp, Inc. 3,648 56,726
Hudson Pacific Properties, Inc. REIT 11,512 55,027
Hut 8 Corp. * (Canada)  6,845 83,920
Independence Realty Trust, Inc. REIT 19,089 391,324
Independent Bank Corp. (IBCP US) 1,678 55,962
Independent Bank Corp. (INDB US) 2,971 175,675
Independent Bank Group, Inc. 3,051 175,921
Industrial Logistics Properties Trust REIT 4,792 22,810
Innovative Industrial Properties, Inc. REIT 2,389 321,559
International Bancshares Corp. 4,599 274,974
InvenTrust Properties Corp. REIT 5,759 163,383
Invesco Mortgage Capital, Inc. REIT 4,339 40,743
Investar Holding Corp. 1,110 21,534
Investors Title Co. 116 26,657
Jackson Financial, Inc. Class A  4,979 454,234
James River Group Holdings Ltd. 3,423 21,462
JBG SMITH Properties REIT 5,789 101,192
John Marshall Bancorp, Inc. 1,330 26,307
Kearny Financial Corp. 5,253 36,088
Kennedy-Wilson Holdings, Inc. 9,641 106,533
Kite Realty Group Trust REIT 18,294 485,889
KKR Real Estate Finance Trust, Inc. REIT 3,170 39,149
Ladder Capital Corp. REIT 9,911 114,968
Lakeland Financial Corp. 1,638 106,667
LCNB Corp. 1,311 19,757
Legacy Housing Corp. * 777 21,251
Lemonade, Inc. * 900 14,841
LendingClub Corp. * 9,437 107,865
LendingTree, Inc. * 152 8,821
LINKBANCORP, Inc. 2,700 17,307
Live Oak Bancshares, Inc. 550 26,054
LTC Properties, Inc. REIT 3,725 136,670
LXP Industrial Trust REIT 26,294 264,255
Macerich Co. REIT 18,379 335,233
Maiden Holdings Ltd. * 10,049 17,787
MARA Holdings, Inc. * 4,260 69,097
Marcus & Millichap, Inc. 2,018 79,973
Maui Land & Pineapple Co., Inc. * 125 2,806
MBIA, Inc. * 5,017 17,911
Medallion Financial Corp. 1,926 15,678
Mercantile Bank Corp. 1,436 62,782
Merchants Bancorp 1,599 71,891
Mercury General Corp. 2,046 128,857
Metrocity Bankshares, Inc. 1,592 48,747
Metropolitan Bank Holding Corp. * 1,020 53,632
MFA Financial, Inc. REIT 8,754 111,351
Mid Penn Bancorp, Inc. 1,430 42,657
Middlefield Banc Corp. 842 24,250
Midland States Bancorp, Inc. 1,769 39,590
MidWestOne Financial Group, Inc. 1,400 39,942
Mr. Cooper Group, Inc. * 3,429 316,085
MVB Financial Corp. 1,287 24,916
National Bank Holdings Corp. Class A  2,562 107,860
National Bankshares, Inc. 727 21,737
National Health Investors, Inc. REIT 3,551 298,497
Navient Corp. 6,924 107,945
NB Bancorp, Inc. * 3,541 65,721

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NBT Bancorp, Inc. 3,227 $ 142,730
Nelnet, Inc. Class A  1,233 139,674
NET Lease Office Properties REIT 1,381 42,286
NETSTREIT Corp. REIT 5,050 83,476
New York Community Bancorp, Inc. 22,713 255,067
New York Mortgage Trust, Inc. REIT 7,224 45,728
Newmark Group, Inc. Class A  11,525 178,983
NewtekOne, Inc. 2,166 26,988
NexPoint Diversified Real Estate Trust REIT 2,720 17,000
Nexpoint Real Estate Finance, Inc. REIT 597 9,331
NexPoint Residential Trust, Inc. REIT 1,910 84,059
NI Holdings, Inc. * 1,011 15,852
Nicolet Bankshares, Inc. 909 86,928
NMI Holdings, Inc. * 6,579 270,989
Northeast Bank 625 48,206
Northeast Community Bancorp, Inc. 1,283 33,935
Northfield Bancorp, Inc. 3,696 42,874
Northrim BanCorp, Inc. 522 37,177
Northwest Bancshares, Inc. 8,933 119,524
Norwood Financial Corp. 770 21,237
Oak Valley Bancorp 764 20,299
OceanFirst Financial Corp. 4,842 90,013
Offerpad Solutions, Inc. * 728 2,956
OFG Bancorp 3,259 146,394
Old National Bancorp 27,299 509,399
Old Second Bancorp, Inc. 3,961 61,752
One Liberty Properties, Inc. REIT 1,439 39,630
Onity Group, Inc. * 670 21,400
Orange County Bancorp, Inc. 532 32,090
Orchid Island Capital, Inc. REIT 6,021 49,493
Origin Bancorp, Inc. 2,613 84,034
Orion Office REIT, Inc. 4,603 18,412
Orrstown Financial Services, Inc. 1,684 60,557
Outfront Media, Inc. REIT 7,671 140,993
P10, Inc. Class A  364 3,898
Pacific Premier Bancorp, Inc. 6,718 169,025
Pagseguro Digital Ltd. Class A * (Brazil)  7,945 68,406
Paramount Group, Inc. REIT 15,851 77,987
Park National Corp. 1,213 203,760
Parke Bancorp, Inc. 1,131 23,638
Pathward Financial, Inc. 1,287 84,955
PCB Bancorp 1,201 22,567
Peakstone Realty Trust REIT 3,182 43,371
Peapack-Gladstone Financial Corp. 1,681 46,076
Pebblebrook Hotel Trust REIT 9,803 129,694
PennyMac Financial Services, Inc. 1,049 119,555
PennyMac Mortgage Investment Trust REIT 7,624 108,718
Peoples Bancorp of North Carolina, Inc. 491 12,466
Peoples Bancorp, Inc. 3,501 105,345
Peoples Financial Services Corp. 680 31,878
Phillips Edison & Co., Inc. REIT 8,870 334,488
Piedmont Office Realty Trust, Inc.
Class A REIT 10,812 109,201
Pioneer Bancorp, Inc. * 1,455 15,961
Plumas Bancorp 658 26,833
Plymouth Industrial REIT, Inc. 3,498 79,055
Ponce Financial Group, Inc. * 2,087 24,397
Postal Realty Trust, Inc. Class A REIT 835 12,224
PotlatchDeltic Corp. REIT 6,737 303,502
PRA Group, Inc. * 3,338 74,638
Preferred Bank 577 46,304
Premier Financial Corp. 3,168 74,385
Primis Financial Corp. 2,271 27,661
Princeton Bancorp, Inc. 628 23,223
a Shares Value
ProAssurance Corp. * 3,784 $ 56,911
Provident Bancorp, Inc. * 1,825 19,692
Provident Financial Services, Inc. 8,344 154,865
QCR Holdings, Inc. 1,438 106,455
Radian Group, Inc. 9,650 334,758
RBB Bancorp 1,621 37,315
RE/MAX Holdings, Inc. Class A * 1,558 19,397
Ready Capital Corp. REIT 13,938 106,347
Red River Bancshares, Inc. 487 25,324
Redwood Trust, Inc. REIT 11,696 90,410
Regional Management Corp. 719 23,518
Renasant Corp. 4,767 154,928
Republic Bancorp, Inc. Class A  774 50,542
Retail Opportunity Investments Corp. REIT 10,602 166,769
Riot Platforms, Inc. * 20,962 155,538
RLJ Lodging Trust REIT 13,038 119,689
RMR Group, Inc. Class A  1,257 31,903
Roadzen, Inc. * 3,658 4,353
S&T Bancorp, Inc. 2,671 112,102
Sabra Health Care REIT, Inc. 19,568 364,160
Safehold, Inc. REIT 4,484 117,615
Safety Insurance Group, Inc. 1,289 105,414
Sandy Spring Bancorp, Inc. 3,895 122,186
Seacoast Banking Corp. of Florida 5,922 157,821
Selective Insurance Group, Inc. 815 76,039
Selectquote, Inc. * 13,802 29,950
Service Properties Trust REIT 13,886 63,320
ServisFirst Bancshares, Inc. 3,062 246,338
Seven Hills Realty Trust REIT 1,295 17,832
Shore Bancshares, Inc. 2,580 36,094
Sierra Bancorp 1,233 35,609
Silvercrest Asset Management Group, Inc.
Class A  1,081 18,636
Simmons First National Corp. Class A  8,702 187,441
SiriusPoint Ltd. * (Sweden)  7,889 113,128
SITE Centers Corp. REIT 4,286 259,303
Skyward Specialty Insurance Group, Inc. * 2,490 101,418
SL Green Realty Corp. REIT 5,526 384,665
SmartFinancial, Inc. 1,511 44,031
South Plains Financial, Inc. 1,145 38,838
Southern First Bancshares, Inc. * 841 28,661
Southern Missouri Bancorp, Inc. 890 50,276
Southern States Bancshares, Inc. 822 25,260
Southside Bancshares, Inc. 2,417 80,800
SouthState Corp. 6,515 633,128
Star Holdings * 689 9,536
Stellar Bancorp, Inc. 4,135 107,055
Sterling Bancorp, Inc. * 2,583 11,753
Stewart Information Services Corp. 1,849 138,194
Stock Yards Bancorp, Inc. 2,223 137,804
StoneX Group, Inc. * 2,124 173,913
Stratus Properties, Inc. * 461 11,981
Summit Hotel Properties, Inc. REIT 8,834 60,601
Sunrise Realty Trust, Inc. REIT 612 8,807
Sunstone Hotel Investors, Inc. REIT 17,328 178,825
SWK Holdings Corp. * 596 10,305
Tanger, Inc. REIT 5,449 180,798
Terawulf, Inc. * 1,939 9,075
Terreno Realty Corp. REIT 8,006 535,041
Texas Capital Bancshares, Inc. * 3,939 281,481
Third Coast Bancshares, Inc. * 1,221 32,686
Timberland Bancorp, Inc. 744 22,513
Tiptree, Inc. 1,759 34,424
Tompkins Financial Corp. 1,071 61,893

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Towne Bank 6,157 $ 203,550
TPG RE Finance Trust, Inc. REIT 5,042 43,008
Transcontinental Realty Investors, Inc.
REIT * 107 3,081
TriCo Bancshares 2,793 119,121
Triumph Financial, Inc. * 184 14,635
TrustCo Bank Corp. 1,157 38,262
Trustmark Corp. 4,251 135,267
Two Harbors Investment Corp. REIT 8,777 121,825
UMB Financial Corp. 3,891 408,983
UMH Properties, Inc. REIT 4,571 89,912
United Bankshares, Inc. 11,129 412,886
United Community Banks, Inc. 8,246 239,794
United Fire Group, Inc. 1,601 33,509
Uniti Group, Inc. REIT 20,373 114,904
Unity Bancorp, Inc. 764 26,022
Universal Health Realty Income Trust REIT 98 4,484
Universal Insurance Holdings, Inc. 1,840 40,774
Univest Financial Corp. 2,690 75,697
Urban Edge Properties REIT 10,404 222,542
USCB Financial Holdings, Inc. 988 15,067
Valley National Bancorp 36,731 332,783
Velocity Financial, Inc. * 934 18,316
Veris Residential, Inc. REIT 6,319 112,857
Veritex Holdings, Inc. 3,682 96,910
Virginia National Bankshares Corp. 549 22,866
Virtus Investment Partners, Inc. 122 25,553
WaFd, Inc. 5,720 199,342
Walker & Dunlop, Inc. 784 89,055
Washington Trust Bancorp, Inc. 1,579 50,860
Waterstone Financial, Inc. 1,626 23,902
WesBanco, Inc. 4,846 144,314
West BanCorp, Inc. 1,630 30,986
Westamerica BanCorp 1,800 88,956
Whitestone REIT 4,439 60,060
World Acceptance Corp. * 68 8,023
WSFS Financial Corp. 4,079 207,988
Xenia Hotels & Resorts, Inc. REIT 8,582 126,756
42,712,263
Industrial - 11.1%
spacing
908 Devices, Inc. * 1,572 5,455
AAR Corp. * 2,344 153,204
AerSale Corp. * 2,758 13,928
Air Transport Services Group, Inc. * 4,510 73,017
Albany International Corp. Class A  1,937 172,102
Allient, Inc. 892 16,939
American Woodmark Corp. * 1,232 115,130
AMMO, Inc. * 6,968 9,964
Apogee Enterprises, Inc. 1,290 90,319
Applied Optoelectronics, Inc. * 3,175 45,434
Archer Aviation, Inc. Class A * 2,057 6,233
Arcosa, Inc. 4,068 385,484
Ardmore Shipping Corp. (Ireland)  3,689 66,771
Arq, Inc. * 2,136 12,538
Aspen Aerogels, Inc. * 3,871 107,188
Astec Industries, Inc. 1,910 61,005
Astronics Corp. * 2,447 47,668
AZZ, Inc. 363 29,987
Barnes Group, Inc. 3,923 158,528
Bel Fuse, Inc. Class A  206 20,483
Bel Fuse, Inc. Class B  856 67,205
Belden, Inc. 1,577 184,714
Benchmark Electronics, Inc. 3,071 136,107
a Shares Value
Bloom Energy Corp. Class A * 1,465 $ 15,470
Boise Cascade Co. 1,835 258,698
Bridger Aerospace Group Holdings, Inc. * 638 1,416
Caesarstone Ltd. * 1,360 6,202
ChargePoint Holdings, Inc. * 14,555 19,940
Clearwater Paper Corp. * 1,367 39,014
Columbus McKinnon Corp. 2,525 90,900
Concrete Pumping Holdings, Inc. * 1,395 8,077
Core Molding Technologies, Inc. * 643 11,066
Costamare, Inc. (Monaco)  3,729 58,620
Covenant Logistics Group, Inc. 548 28,956
CryoPort, Inc. * 850 6,893
CTS Corp. 446 21,577
DHT Holdings, Inc. 11,182 123,337
Dorian LPG Ltd. 1,421 48,911
Ducommun, Inc. * 1,171 77,087
DXP Enterprises, Inc. * 956 51,012
Eastern Co. 450 14,602
Eastman Kodak Co. * 5,288 24,959
EnerSys 222 22,655
Enpro, Inc. 1,698 275,382
Enviri Corp. * 7,086 73,269
ESCO Technologies, Inc. 1,050 135,429
FARO Technologies, Inc. * 1,447 27,696
FLEX LNG Ltd. (Norway)  873 22,209
Fluor Corp. * 1,301 62,071
Forward Air Corp. 2,097 74,234
GATX Corp. 3,004 397,880
Genco Shipping & Trading Ltd. 3,828 74,646
Gencor Industries, Inc. * 724 15,103
Gibraltar Industries, Inc. * 1,279 89,440
Golden Ocean Group Ltd. (Norway)  10,416 139,366
GoPro, Inc. Class A * 9,234 12,558
Granite Construction, Inc. 692 54,862
Great Lakes Dredge & Dock Corp. * 5,373 56,578
Greenbrier Cos., Inc. 2,605 132,568
Greif, Inc. Class A  2,165 135,659
Greif, Inc. Class B  483 33,728
Heartland Express, Inc. 2,284 28,048
Helios Technologies, Inc. 847 40,402
Hillenbrand, Inc. 4,029 112,006
Hillman Solutions Corp. * 13,051 137,819
Hub Group, Inc. Class A  5,553 252,384
Hyster-Yale, Inc. 388 24,743
Ichor Holdings Ltd. * 1,863 59,262
Insteel Industries, Inc. 762 23,691
International Seaways, Inc. 3,359 173,190
Intuitive Machines, Inc. * 2,494 20,077
Itron, Inc. * 361 38,558
JELD-WEN Holding, Inc. * 4,849 76,663
John Bean Technologies Corp. 2,522 248,442
Kennametal, Inc. 6,814 176,687
Kimball Electronics, Inc. * 1,995 36,927
Knowles Corp. * 7,479 134,846
Kratos Defense & Security Solutions, Inc. * 7,062 164,545
L.B. Foster Co. Class A * 645 13,177
Latham Group, Inc. * 3,392 23,066
Lindsay Corp. 414 51,601
LSB Industries, Inc. * 3,983 32,023
LSI Industries, Inc. 534 8,624
Luxfer Holdings PLC (United Kingdom)  2,134 27,635
Manitowoc Co., Inc. * 2,484 23,896
Marten Transport Ltd. 3,760 66,552
Masterbrand, Inc. * 10,595 196,431

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Materion Corp. 81 $ 9,061
Matson, Inc. 2,867 408,892
Mayville Engineering Co., Inc. * 982 20,701
Mercury Systems, Inc. * 4,628 171,236
Mesa Laboratories, Inc. 277 35,971
Metallus, Inc. * 3,566 52,884
MicroVision, Inc. * 6,793 7,744
Mirion Technologies, Inc. * 14,301 158,312
Mistras Group, Inc. * 1,332 15,145
Mueller Industries, Inc. 754 55,871
National Presto Industries, Inc. 412 30,958
Net Power, Inc. * 1,754 12,296
NEXTracker, Inc. Class A * 3,026 113,414
NL Industries, Inc. 986 7,326
nLight, Inc. * 3,577 38,238
NN, Inc. * 4,139 16,142
Nordic American Tankers Ltd. 16,323 59,905
Northwest Pipe Co. * 585 26,401
NV5 Global, Inc. * 933 87,217
O-I Glass, Inc. * 13,073 171,518
Olympic Steel, Inc. 849 33,111
Orion Group Holdings, Inc. * 2,260 13,040
OSI Systems, Inc. * 58 8,806
Pactiv Evergreen, Inc. 3,138 36,118
PAM Transportation Services, Inc. * 369 6,826
Pangaea Logistics Solutions Ltd. 2,833 20,483
Park Aerospace Corp. 654 8,522
Park-Ohio Holdings Corp. 718 22,043
Plexus Corp. * 1,612 220,377
Primoris Services Corp. 410 23,813
Proficient Auto Logistics, Inc. * 647 9,174
Proto Labs, Inc. * 2,121 62,294
Pure Cycle Corp. * 1,443 15,541
PureCycle Technologies, Inc. * 8,578 81,491
Radiant Logistics, Inc. * 2,481 15,953
Ranpak Holdings Corp. * 3,718 24,279
Redwire Corp. * 1,699 11,672
Ryerson Holding Corp. 2,511 49,994
Safe Bulkers, Inc. (Monaco)  6,179 32,007
Sanmina Corp. * 4,555 311,790
Scorpio Tankers, Inc. (Monaco)  3,958 282,205
SFL Corp. Ltd. (Norway)  7,712 89,228
SmartRent, Inc. * 16,040 27,749
Smith & Wesson Brands, Inc. 3,800 49,324
Southland Holdings, Inc. * 798 2,953
Standard BioTools, Inc. * 19,495 37,625
Standex International Corp. 215 39,298
Stoneridge, Inc. * 2,121 23,734
Sturm Ruger & Co., Inc. 892 37,179
Summit Materials, Inc. Class A * 10,228 399,199
Teekay Corp. * (Bermuda)  4,748 43,682
Teekay Tankers Ltd. Class A (Canada)  2,023 117,840
Tennant Co. 880 84,515
Terex Corp. 5,630 297,883
Thermon Group Holdings, Inc. * 2,458 73,347
Tredegar Corp. * 1,742 12,699
TriMas Corp. 3,571 91,168
Trinity Industries, Inc. 568 19,789
Triumph Group, Inc. * 6,148 79,248
TTM Technologies, Inc. * 8,450 154,212
Turtle Beach Corp. * 528 8,100
Tutor Perini Corp. * 3,752 101,904
Twin Disc, Inc. 723 9,030
UFP Industries, Inc. 2,236 293,386
a Shares Value
Ultralife Corp. * 592 $ 5,352
Universal Logistics Holdings, Inc. 396 17,072
Vicor Corp. * 743 31,280
Virgin Galactic Holdings, Inc. * 1,707 10,413
Vishay Intertechnology, Inc. 10,818 204,568
Werner Enterprises, Inc. 4,627 178,556
Willis Lease Finance Corp. 228 33,929
World Kinect Corp. 4,443 137,333
Worthington Enterprises, Inc. 334 13,844
Worthington Steel, Inc. 2,765 94,038
Zurn Elkay Water Solutions Corp. 552 19,839
12,540,855
Technology - 2.8%
spacing
3D Systems Corp. * 10,829 30,754
ACM Research, Inc. Class A * 1,332 27,040
Adeia, Inc. 1,553 18,496
Alpha & Omega Semiconductor Ltd. * 2,066 76,690
Ambarella, Inc. * 1,444 81,449
American Software, Inc. Class A  2,634 29,474
ASGN, Inc. * 2,980 277,825
Asure Software, Inc. * 2,059 18,634
Bandwidth, Inc. Class A * 224 3,922
Cerence, Inc. * 3,527 11,110
CEVA, Inc. * 215 5,192
Cohu, Inc. * 3,992 102,594
CommVault Systems, Inc. * 267 41,078
Conduent, Inc. * 14,051 56,626
Consensus Cloud Solutions, Inc. * 1,547 36,432
Corsair Gaming, Inc. * 3,270 22,759
Cricut, Inc. Class A  817 5,662
CS Disco, Inc. * 895 5,263
D-Wave Quantum, Inc. * (Canada)  3,050 2,998
Daily Journal Corp. * 34 16,663
Definitive Healthcare Corp. * 4,607 20,593
Diebold Nixdorf, Inc. * 2,224 99,324
Digi International, Inc. * 2,982 82,095
Digimarc Corp. * 112 3,011
Digital Turbine, Inc. * 8,333 25,582
Diodes, Inc. * 3,362 215,471
Donnelley Financial Solutions, Inc. * 824 54,244
E2open Parent Holdings, Inc. * 17,645 77,814
EverCommerce, Inc. * 666 6,900
Fastly, Inc. Class A * 2,011 15,223
Grid Dynamics Holdings, Inc. * 1,278 17,892
Health Catalyst, Inc. * 4,622 37,623
I3 Verticals, Inc. Class A * 1,949 41,533
IBEX Holdings Ltd. * 799 15,964
Immersion Corp. 2,629 23,451
Instructure Holdings, Inc. * 825 19,429
Integral Ad Science Holding Corp. * 5,448 58,893
Life360, Inc. * 200 7,870
MaxLinear, Inc. * 304 4,402
Meridianlink, Inc. * 943 19,398
Navitas Semiconductor Corp. * 7,422 18,184
NCR Voyix Corp. * 891 12,091
NetScout Systems, Inc. * 5,934 129,065
Olo, Inc. Class A * 4,675 23,188
ON24, Inc. * 2,164 13,244
OneSpan, Inc. * 431 7,185
Ouster, Inc. * 3,071 19,347
Outbrain, Inc. * 2,108 10,245
Pagaya Technologies Ltd. Class A * 3,916 41,392
PAR Technology Corp. * 138 7,187

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Photronics, Inc. * 3,370 $ 83,441
Pitney Bowes, Inc. 4,872 34,737
Planet Labs PBC * 18,051 40,254
Playstudios, Inc. * 7,963 12,024
PowerSchool Holdings, Inc. Class A * 637 14,530
Rackspace Technology, Inc. * 6,180 15,141
Richardson Electronics Ltd. 1,071 13,216
Rigetti Computing, Inc. * 9,754 7,638
Rimini Street, Inc. * 4,921 9,104
SMART Global Holdings, Inc. * 4,399 92,159
SolarWinds Corp. 4,975 64,924
Synaptics, Inc. * 3,085 239,334
Telos Corp. * 5,588 20,061
Thoughtworks Holding, Inc. * 8,728 38,578
TTEC Holdings, Inc. 2,136 12,538
Unisys Corp. * 5,259 29,871
V2X, Inc. * 1,015 56,698
Veeco Instruments, Inc. * 703 23,290
Verint Systems, Inc. * 5,276 133,641
Vimeo, Inc. * 12,464 62,943
Vishay Precision Group, Inc. * 839 21,730
Waystar Holding Corp. * 1,257 35,058
Xerox Holdings Corp. 9,989 103,686
3,163,097
Utilities - 5.1%
spacing
ALLETE, Inc. 4,924 316,072
Altus Power, Inc. * 5,162 16,415
Ameresco, Inc. Class A * 1,742 66,091
American States Water Co. 1,326 110,443
Avista Corp. 6,590 255,362
Black Hills Corp. 5,804 354,740
Brookfield Infrastructure Corp.
Class A (Canada)  10,065 437,123
California Water Service Group 3,515 190,583
Chesapeake Utilities Corp. 1,904 236,420
Consolidated Water Co. Ltd. (Cayman)  749 18,882
Genie Energy Ltd. Class B  482 7,833
Hawaiian Electric Industries, Inc. 13,974 135,268
MGE Energy, Inc. 1,709 156,288
Middlesex Water Co. 1,205 78,614
New Jersey Resources Corp. 8,153 384,822
Northwest Natural Holding Co. 3,295 134,502
Northwestern Energy Group, Inc. 5,212 298,231
ONE Gas, Inc. 4,730 352,007
Ormat Technologies, Inc. 4,544 349,615
Otter Tail Corp. 1,930 150,849
Portland General Electric Co. 8,579 410,934
RGC Resources, Inc. 481 10,856
SJW Group 2,650 153,991
Southwest Gas Holdings, Inc. 5,135 378,758
Spire, Inc. 4,815 324,001
TXNM Energy, Inc. 7,402 323,986
Unitil Corp. 1,252 75,846
York Water Co. 899 33,677
5,762,209
Total Common Stocks
    (Cost $105,203,682) 110,285,067
a Shares Value
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Value 9,863 $ 1,645,346
a
Total Exchange-Traded Funds
    (Cost $1,540,045) 1,645,346
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$555,782; collateralized by U.S. Treasury
Obligations: 3.750% due 12/31/28 and
value $566,954) $ 555,714 555,714
a
Total Short-Term Investments
(Cost $555,714) 555,714
TOTAL INVESTMENTS - 99.8%
(Cost $107,301,536) 112,490,320
DERIVATIVES - 0.0% 563
OTHER ASSETS & LIABILITIES, NET - 0.2% 168,787
NET ASSETS - 100.0% $ 112,659,670

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $3,112 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 12/24 70 $ 786,657 $ 787,220 $ 563
a
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 3,690 $ – $ 578 $ 3,112
Warrants 503 – 503 –
Common Stocks
Basic Materials 4,059,916 4,059,916 – –
Communications 4,472,763 4,472,763 – –
Consumer, Cyclical 13,493,911 13,493,911 – –
Consumer, Non-Cyclical 16,146,555 16,140,634 5,921 –
Energy 7,933,498 7,933,498 – –
Financial 42,712,263 42,712,263 – –
Industrial 12,540,855 12,540,855 – –
Technology 3,163,097 3,163,097 – –
Utilities 5,762,209 5,762,209 – –
Total Common Stocks 110,285,067 110,279,146 5,921 –
Exchange-Traded Funds 1,645,346 1,645,346 – –
Short-Term Investments 555,714 – 555,714 –
Derivatives:
Equity Contracts
Futures 563 563 – –
Total $ 112,490,883 $ 111,925,055 $ 562,716 $ 3,112

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.8%
Brazil - 1.2%
spacing
Banco Bradesco SA 71,890 $ 193,987
Centrais Eletricas Brasileiras SA Class B  3,900 31,292
Cia Energetica de Minas Gerais 24,458 51,181
Cia Paranaense de Energia - Copel Class B  14,700 27,497
Gerdau SA 18,822 65,991
Itau Unibanco Holding SA 65,600 434,829
Itausa SA 73,430 149,213
Petroleo Brasileiro SA 60,500 399,913
1,353,903
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B  1,931 80,110
Colombia - 0.0%
spacing
Bancolombia SA 5,870 46,306
Russia - 0.0%
spacing
Surgutneftegas PJSC * ± Ω 44,600 –
South Korea - 0.5%
spacing
Hyundai Motor Co. 789 104,971
LG Chem Ltd. 104 19,319
Samsung Electronics Co. Ltd. 11,066 429,769
554,059
Total Preferred Stocks
    (Cost $1,984,141) 2,034,378
COMMON STOCKS - 98.3%
Brazil - 3.6%
spacing
Ambev SA 64,000 153,665
Atacadao SA * 8,800 14,942
B3 SA - Brasil Bolsa Balcao 75,100 147,644
Banco Bradesco SA 21,700 52,142
Banco BTG Pactual SA 16,000 97,715
Banco do Brasil SA 23,300 116,250
BB Seguridade Participacoes SA 9,500 61,907
BRF SA * 8,000 34,730
Caixa Seguridade Participacoes SA 8,300 22,168
CCR SA 13,800 30,651
Centrais Eletricas Brasileiras SA 15,700 113,405
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 6,000 99,565
Cia Siderurgica Nacional SA 8,900 21,059
Cosan SA 16,700 40,097
CPFL Energia SA 3,100 19,308
Embraer SA * 9,500 83,653
Energisa SA 3,300 27,132
Engie Brasil Energia SA 2,800 21,818
Equatorial Energia SA * 1,007 6,015
Equatorial Energia SA 15,764 94,045
Hapvida Participacoes e Investimentos SA
* ~ 66,343 48,713
Hypera SA 5,100 24,556
Inter & Co., Inc. Class A  3,275 21,811
Klabin SA 11,060 42,411
Localiza Rent a Car SA 12,631 95,062
Natura & Co. Holding SA 12,200 31,465
a Shares Value
NU Holdings Ltd. Class A * 40,183 $ 548,498
Pagseguro Digital Ltd. Class A * 2,692 23,178
Petroleo Brasileiro SA 50,600 364,752
PRIO SA 10,900 86,697
Raia Drogasil SA 17,424 81,528
Rede D'Or Sao Luiz SA ~ 10,840 61,545
Rumo SA 17,500 64,247
Sendas Distribuidora SA * 18,200 24,956
StoneCo Ltd. Class A * 3,404 38,329
Suzano SA 10,600 105,928
Telefonica Brasil SA 5,600 57,381
TIM SA 11,500 39,539
TOTVS SA 7,600 39,844
Ultrapar Participacoes SA 9,800 38,155
Vale SA 46,153 538,058
Vibra Energia SA 13,626 58,529
WEG SA 22,700 226,637
XP, Inc. Class A  5,029 90,220
4,009,950
Chile - 0.3%
spacing
Banco de Chile 617,065 78,804
Banco de Credito e Inversiones SA 1,187 36,942
Banco Santander Chile 894,484 46,551
Cencosud SA 17,212 34,738
Empresas CMPC SA 15,044 26,164
Empresas Copec SA 5,340 35,747
Enel Americas SA 289,534 29,552
Enel Chile SA 373,804 20,575
Falabella SA * 11,851 43,914
Latam Airlines Group SA * 2,033,257 26,159
379,146
China - 27.3%
spacing
360 Security Technology, Inc. Class A  5,900 7,361
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  1,600 4,031
AAC Technologies Holdings, Inc. 9,500 38,731
Accelink Technologies Co. Ltd. Class A  600 2,862
ACM Research Shanghai, Inc. Class A  196 2,922
Advanced Micro-Fabrication Equipment, Inc.
China Class A  390 9,067
AECC Aero-Engine Control Co. Ltd. Class A  900 2,798
AECC Aviation Power Co. Ltd. Class A  2,200 12,865
Agricultural Bank of China Ltd. Class A  69,000 46,986
Agricultural Bank of China Ltd. Class H  375,000 174,964
Aier Eye Hospital Group Co. Ltd. Class A  7,836 17,547
Air China Ltd. Class A * 9,800 10,902
Airtac International Group 2,232 63,927
Akeso, Inc. * ~ 8,000 70,154
Alibaba Group Holding Ltd. 206,020 2,737,754
Alibaba Health Information Technology Ltd. * 76,000 51,108
Aluminum Corp. of China Ltd. Class A  9,600 11,975
Aluminum Corp. of China Ltd. Class H  54,000 42,373
Amlogic Shanghai Co. Ltd. Class A  276 2,739
Angel Yeast Co. Ltd. Class A  600 3,090
Anhui Conch Cement Co. Ltd. Class A  3,600 13,310
Anhui Conch Cement Co. Ltd. Class H  16,000 46,655
Anhui Gujing Distillery Co. Ltd. Class A  300 8,593
Anhui Gujing Distillery Co. Ltd. Class B  1,600 25,537
Anhui Jianghuai Automobile Group Corp.
Ltd. Class A  1,800 6,359
Anhui Kouzi Distillery Co. Ltd. Class A  400 2,705
Anhui Yingjia Distillery Co. Ltd. Class A  600 6,148

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Anjoy Foods Group Co. Ltd. Class A  200 $ 2,791
Anker Innovations Technology Co. Ltd.
Class A  490 5,838
ANTA Sports Products Ltd. 17,200 203,611
Asymchem Laboratories Tianjin Co. Ltd.
Class A  280 3,292
Autobio Diagnostics Co. Ltd. Class A  400 2,728
Autohome, Inc. ADR 898 29,293
Avary Holding Shenzhen Co. Ltd. Class A  1,900 9,593
AviChina Industry & Technology Co. Ltd.
Class H  34,000 16,528
Avicopter PLC Class A  700 4,130
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 4,500 5,114
Baidu, Inc. Class A * 30,884 406,051
Bank of Beijing Co. Ltd. Class A  17,300 14,337
Bank of Changsha Co. Ltd. Class A  3,300 3,911
Bank of Chengdu Co. Ltd. Class A  3,100 6,919
Bank of China Ltd. Class A  31,300 22,191
Bank of China Ltd. Class H  1,072,000 500,624
Bank of Communications Co. Ltd. Class A  31,900 33,405
Bank of Communications Co. Ltd. Class H  119,000 90,514
Bank of Hangzhou Co. Ltd. Class A  5,100 10,169
Bank of Jiangsu Co. Ltd. Class A  14,980 17,820
Bank of Nanjing Co. Ltd. Class A  8,500 13,221
Bank of Ningbo Co. Ltd. Class A  5,510 19,954
Bank of Shanghai Co. Ltd. Class A  11,600 12,991
Bank of Suzhou Co. Ltd. Class A  3,000 3,443
Baoshan Iron & Steel Co. Ltd. Class A  17,900 17,610
BeiGene Ltd. * 9,389 165,014
Beijing Enlight Media Co. Ltd. Class A  2,100 2,633
Beijing Enterprises Holdings Ltd. 7,000 24,893
Beijing Enterprises Water Group Ltd. 56,000 17,382
Beijing Kingsoft Office Software, Inc.
Class A  287 10,777
Beijing New Building Materials PLC Class A  1,500 7,002
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. Class A  900 1,740
Beijing-Shanghai High Speed Railway Co.
Ltd. Class A  39,700 33,985
Beijing Tiantan Biological Products Corp.
Ltd. Class A  1,600 5,705
Beijing Tong Ren Tang Co. Ltd. 1,200 7,149
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd. Class A  892 10,356
Beijing Yanjing Brewery Co. Ltd. Class A  1,900 3,006
Bethel Automotive Safety Systems Co. Ltd.
Class A  420 2,900
Bilibili, Inc. Class Z * 3,142 72,267
Bloomage Biotechnology Corp. Ltd. Class A  337 3,346
BOC Aviation Ltd. ~ 2,800 23,160
BOC International China Co. Ltd. Class A  1,900 3,386
BOE Technology Group Co. Ltd. Class A  29,600 18,730
Bosideng International Holdings Ltd. 52,000 29,579
By-health Co. Ltd. Class A  1,200 2,527
BYD Co. Ltd. Class A  1,600 69,040
BYD Co. Ltd. Class H  14,000 499,491
BYD Electronic International Co. Ltd. 10,500 43,428
C&D International Investment Group Ltd. 9,617 20,665
Caitong Securities Co. Ltd. Class A  3,250 4,000
Cambricon Technologies Corp. Ltd.
Class A * 260 10,686
Cathay Biotech, Inc. Class A  391 2,612
CGN Power Co. Ltd. Class A  11,100 7,099
a Shares Value
CGN Power Co. Ltd. Class H ~ 146,000 $ 56,081
Changchun High-Tech Industry Group Co.
Ltd. Class A  300 4,674
Changjiang Securities Co. Ltd. Class A  3,900 3,971
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  175 3,663
Chaozhou Three-Circle Group Co. Ltd.
Class A  1,600 8,429
Chifeng Jilong Gold Mining Co. Ltd. Class A  1,200 3,420
China CITIC Bank Corp. Ltd. Class H  121,000 76,815
China Coal Energy Co. Ltd. Class H  28,000 34,676
China Communications Services Corp. Ltd.
Class H  32,000 17,179
China Construction Bank Corp. Class A  7,200 8,098
China Construction Bank Corp. Class H  1,304,000 972,392
China CSSC Holdings Ltd. Class A  3,700 21,938
China Eastern Airlines Corp. Ltd. Class A * 14,700 8,614
China Energy Engineering Corp. Ltd.
Class A  25,000 8,533
China Everbright Bank Co. Ltd. Class A  39,200 19,999
China Everbright Bank Co. Ltd. Class H  41,000 13,872
China Feihe Ltd. ~ 50,000 37,531
China Galaxy Securities Co. Ltd. Class A  6,100 13,211
China Galaxy Securities Co. Ltd. Class H  47,000 43,442
China Gas Holdings Ltd. 36,600 33,801
China Great Wall Securities Co. Ltd. Class A  2,900 3,767
China Greatwall Technology Group Co. Ltd.
Class A * 2,500 3,677
China Hongqiao Group Ltd. 38,500 63,156
China International Capital Corp. Ltd.
Class A  2,000 10,856
China International Capital Corp. Ltd.
Class H ~ 20,400 35,882
China Jushi Co. Ltd. Class A  3,301 5,486
China Life Insurance Co. Ltd. Class A  2,300 14,285
China Life Insurance Co. Ltd. Class H  101,000 198,919
China Literature Ltd. * ~ 5,600 22,969
China Longyuan Power Group Corp. Ltd.
Class H  42,000 37,639
China Mengniu Dairy Co. Ltd. 43,000 100,863
China Merchants Bank Co. Ltd. Class A  16,900 89,300
China Merchants Bank Co. Ltd. Class H  52,500 254,408
China Merchants Energy Shipping Co. Ltd.
Class A  6,800 7,745
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  4,600 8,255
China Merchants Port Holdings Co. Ltd. 16,797 26,615
China Merchants Securities Co. Ltd. Class A  6,000 16,458
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  7,600 13,114
China Minsheng Banking Corp. Ltd. Class A  31,200 17,794
China Minsheng Banking Corp. Ltd. Class H  87,000 35,259
China National Building Material Co. Ltd.
Class H  62,000 26,912
China National Chemical Engineering Co.
Ltd. Class A  5,400 6,279
China National Medicines Corp. Ltd. Class A  500 2,452
China National Nuclear Power Co. Ltd.
Class A  15,300 24,213
China National Software & Service Co. Ltd.
Class A * 570 3,372
China Northern Rare Earth Group High-
Tech Co. Ltd. Class A  2,800 8,182
China Oilfield Services Ltd. Class H  24,000 22,017
China Overseas Land & Investment Ltd. 52,000 104,169

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
China Pacific Insurance Group Co. Ltd.
Class A  5,400 $ 29,681
China Pacific Insurance Group Co. Ltd.
Class H  36,000 127,479
China Petroleum & Chemical Corp. Class A  25,100 24,734
China Petroleum & Chemical Corp. Class H  332,000 204,145
China Power International Development Ltd. 58,108 27,586
China Railway Group Ltd. Class A  15,800 14,680
China Railway Group Ltd. Class H  58,000 30,046
China Railway Signal & Communication
Corp. Ltd. Class A  6,225 5,558
China Rare Earth Resources & Technology
Co. Ltd. Class A  700 2,795
China Resources Beer Holdings Co. Ltd. 22,000 94,199
China Resources Gas Group Ltd. 12,500 50,030
China Resources Land Ltd. 43,500 156,483
China Resources Microelectronics Ltd.
Class A  1,166 7,777
China Resources Mixc Lifestyle Services
Ltd. ~ 9,400 41,339
China Resources Pharmaceutical Group
Ltd. ~ 26,000 19,992
China Resources Power Holdings Co. Ltd. 26,000 70,090
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  1,080 7,286
China Ruyi Holdings Ltd. * 84,000 24,265
China Shenhua Energy Co. Ltd. Class A  5,100 31,430
China Shenhua Energy Co. Ltd. Class H  46,000 204,872
China Southern Airlines Co. Ltd. Class A * 9,500 8,790
China State Construction Engineering Corp.
Ltd. Class A  33,400 29,139
China State Construction International
Holdings Ltd. 28,000 43,460
China Taiping Insurance Holdings Co. Ltd. 19,400 30,856
China Three Gorges Renewables Group Co.
Ltd. Class A  23,600 16,226
China Tourism Group Duty Free Corp. Ltd.
Class A  1,544 16,720
China Tower Corp. Ltd. Class H ~ 602,000 79,100
China United Network Communications Ltd.
Class A  26,600 20,196
China Vanke Co. Ltd. Class A * 8,100 11,039
China Vanke Co. Ltd. Class H * 29,500 27,776
China XD Electric Co. Ltd. Class A  4,600 5,692
China Yangtze Power Co. Ltd. Class A  19,800 84,803
China Zheshang Bank Co. Ltd. Class A  17,680 7,379
Chongqing Brewery Co. Ltd. Class A  400 3,942
Chongqing Changan Automobile Co. Ltd.
Class A  6,896 14,450
Chongqing Rural Commercial Bank Co. Ltd.
Class A  7,300 5,627
Chongqing Zhifei Biological Products Co.
Ltd. Class A  2,000 9,429
Chow Tai Fook Jewellery Group Ltd. 27,600 30,604
CITIC Ltd. 79,000 91,830
Citic Pacific Special Steel Group Co. Ltd.
Class A  2,700 5,203
CITIC Securities Co. Ltd. Class A  10,180 38,930
CITIC Securities Co. Ltd. Class H  21,075 54,843
CMOC Group Ltd. Class A  14,000 17,080
CMOC Group Ltd. Class H  51,000 49,234
CNGR Advanced Material Co. Ltd. Class A  820 4,650
CNOOC Energy Technology & Services Ltd.
Class A  5,400 3,482
CNPC Capital Co. Ltd. Class A  7,200 7,479
a Shares Value
Contemporary Amperex Technology Co. Ltd.
Class A  3,560 $ 125,113
COSCO SHIPPING Development Co. Ltd.
Class A  7,800 2,916
COSCO SHIPPING Energy Transportation
Co. Ltd. Class A  2,800 6,277
COSCO SHIPPING Energy Transportation
Co. Ltd. Class H  18,000 21,795
COSCO SHIPPING Holdings Co. Ltd.
Class A  9,810 21,760
COSCO SHIPPING Holdings Co. Ltd.
Class H  39,900 66,670
COSCO SHIPPING Ports Ltd. 419 253
CRRC Corp. Ltd. Class A  18,500 21,366
CRRC Corp. Ltd. Class H  61,000 39,704
CSC Financial Co. Ltd. Class A  3,600 13,582
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  1,160 5,004
CSPC Pharmaceutical Group Ltd. 112,000 85,771
Daqin Railway Co. Ltd. Class A  14,600 14,212
Datang International Power Generation Co.
Ltd. Class A  10,700 4,506
Dong-E-E-Jiao Co. Ltd. Class A  600 5,253
Dongfang Electric Corp. Ltd. Class A  2,400 5,369
Dongxing Securities Co. Ltd. Class A  2,300 3,546
East Money Information Co. Ltd. Class A  12,776 36,393
Eastroc Beverage Group Co. Ltd. Class A  300 11,547
Ecovacs Robotics Co. Ltd. Class A  400 2,897
Empyrean Technology Co. Ltd. Class A  400 5,251
ENN Energy Holdings Ltd. 10,700 80,380
ENN Natural Gas Co. Ltd. Class A  2,300 6,717
Eoptolink Technology, Inc. Ltd. Class A  600 11,140
Eve Energy Co. Ltd. Class A  1,700 11,681
Everbright Securities Co. Ltd. Class A  3,300 8,949
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 8,358 2,998
Far East Horizon Ltd. 27,000 19,762
FAW Jiefang Group Co. Ltd. Class A  2,200 2,887
Flat Glass Group Co. Ltd. Class A  1,500 4,283
Focus Media Information Technology Co.
Ltd. Class A  12,400 12,382
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  3,788 25,644
Fosun International Ltd. 34,000 21,642
Founder Securities Co. Ltd. Class A  6,900 9,107
Foxconn Industrial Internet Co. Ltd. Class A  10,700 38,123
Fuyao Glass Industry Group Co. Ltd.
Class A  1,600 13,272
Fuyao Glass Industry Group Co. Ltd.
Class H ~ 8,400 56,458
GalaxyCore, Inc. Class A  2,077 4,343
Ganfeng Lithium Group Co. Ltd. Class A  1,260 6,105
GCL Technology Holdings Ltd. * 291,000 51,935
GD Power Development Co. Ltd. Class A  14,900 11,562
Geely Automobile Holdings Ltd. 81,000 124,254
GEM Co. Ltd. Class A  3,600 3,636
Genscript Biotech Corp. * 16,000 28,343
GF Securities Co. Ltd. Class A  4,600 10,870
Giant Biogene Holding Co. Ltd. ~ 4,200 27,173
GigaDevice Semiconductor, Inc. Class A * 580 7,254
Ginlong Technologies Co. Ltd. Class A  350 4,102
GoerTek, Inc. Class A  2,800 8,997
Goldwind Science & Technology Co. Ltd.
Class A  2,700 3,821

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Goneo Group Co. Ltd. Class A  535 $ 6,304
Gotion High-tech Co. Ltd. Class A  1,400 4,583
Great Wall Motor Co. Ltd. Class A  1,900 8,110
Great Wall Motor Co. Ltd. Class H  31,500 57,855
Gree Electric Appliances, Inc. of Zhuhai
Class A  2,300 15,587
GRG Banking Equipment Co. Ltd. Class A  1,800 2,980
Guangdong Haid Group Co. Ltd. Class A  1,400 9,514
Guangdong Investment Ltd. 40,000 26,719
Guanghui Energy Co. Ltd. Class A  5,500 5,605
Guangzhou Automobile Group Co. Ltd.
Class A  3,600 4,489
Guangzhou Automobile Group Co. Ltd.
Class H  38,000 14,792
Guangzhou Baiyun International Airport Co.
Ltd. Class A  1,600 2,367
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  1,200 5,209
Guangzhou Haige Communications Group,
Inc. Co. Class A  1,800 2,708
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,360 3,540
Guolian Securities Co. Ltd. Class A  1,700 3,018
Guosen Securities Co. Ltd. Class A  5,500 9,219
Guotai Junan Securities Co. Ltd. Class A ± 6,100 12,781
Guoyuan Securities Co. Ltd. Class A  3,100 3,875
H World Group Ltd. ADR 2,760 102,672
Haidilao International Holding Ltd. ~ 23,000 55,045
Haier Smart Home Co. Ltd. Class A  5,700 25,765
Haier Smart Home Co. Ltd. Class H  32,200 126,129
Hainan Airlines Holding Co. Ltd. Class A * 37,700 6,889
Hainan Airport Infrastructure Co. Ltd.
Class A * 9,300 5,043
Haitian International Holdings Ltd. 9,000 28,719
Haitong Securities Co. Ltd. Class A ± 7,500 9,375
Haitong Securities Co. Ltd. Class H ± 37,600 17,702
Hangzhou First Applied Material Co. Ltd.
Class A  2,106 5,252
Hangzhou Great Star Industrial Co. Ltd.
Class A  1,100 4,865
Hangzhou Silan Microelectronics Co. Ltd.
Class A * 1,200 3,836
Hangzhou Tigermed Consulting Co. Ltd.
Class A  300 2,922
Hansoh Pharmaceutical Group Co. Ltd. ~ 16,000 42,713
Hebei Yangyuan Zhihui Beverage Co. Ltd.
Class A  900 2,941
Heilongjiang Agriculture Co. Ltd. Class A  1,200 2,526
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,900 5,356
Henan Shuanghui Investment &
Development Co. Ltd. Class A  2,870 11,026
Hengan International Group Co. Ltd. 8,500 29,030
Hengli Petrochemical Co. Ltd. Class A  6,000 13,317
Hengtong Optic-electric Co. Ltd. Class A  2,300 5,512
Hengyi Petrochemical Co. Ltd. Class A  2,500 2,471
Hisense Home Appliances Group Co. Ltd.
Class A  800 4,009
Hisense Home Appliances Group Co. Ltd.
Class H  5,000 18,415
Hisense Visual Technology Co. Ltd. Class A  1,300 4,111
Hithink RoyalFlush Information Network Co.
Ltd. Class A  400 10,817
HLA Group Corp. Ltd. Class A  4,300 4,616
Horizon Construction Development Ltd. * 304 63
a Shares Value
Hoshine Silicon Industry Co. Ltd. Class A  700 $ 5,941
Hua Hong Semiconductor Ltd. ~ 9,000 23,997
Huadian Power International Corp. Ltd.
Class A  7,200 6,121
Huadong Medicine Co. Ltd. Class A  1,500 7,405
Huafon Chemical Co. Ltd. Class A  3,900 4,629
Huagong Tech Co. Ltd. Class A  700 3,457
Huaibei Mining Holdings Co. Ltd. Class A  2,300 5,872
Hualan Biological Engineering, Inc. Class A  1,300 3,297
Huaneng Lancang River Hydropower, Inc.
Class A  4,300 7,054
Huaneng Power International, Inc. Class A  7,400 8,081
Huaneng Power International, Inc. Class H  58,000 35,415
Huatai Securities Co. Ltd. Class A  6,100 15,107
Huatai Securities Co. Ltd. Class H ~ 17,200 27,491
Huaxia Bank Co. Ltd. Class A  10,800 11,397
Huayu Automotive Systems Co. Ltd. Class A  2,700 6,844
Hubei Jumpcan Pharmaceutical Co. Ltd.
Class A  700 3,101
Huizhou Desay Sv Automotive Co. Ltd.
Class A  400 6,737
Humanwell Healthcare Group Co. Ltd.
Class A  1,300 3,892
Hunan Valin Steel Co. Ltd. Class A  4,900 3,249
Hundsun Technologies, Inc. Class A  1,676 5,401
Hygon Information Technology Co. Ltd.
Class A  1,921 28,091
IEIT Systems Co. Ltd. Class A  1,300 7,623
Iflytek Co. Ltd. Class A  1,900 11,986
Imeik Technology Development Co. Ltd.
Class A  240 7,991
Industrial & Commercial Bank of China Ltd.
Class A  51,900 45,440
Industrial & Commercial Bank of China Ltd.
Class H  940,000 553,911
Industrial Bank Co. Ltd. Class A  16,861 45,937
Industrial Securities Co. Ltd. Class A  7,460 7,195
Ingenic Semiconductor Co. Ltd. Class A  400 3,662
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A * 35,100 8,590
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  1,900 5,323
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd. Class A  5,900 3,836
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  5,300 21,785
Inner Mongolia Yitai Coal Co. Ltd. Class B  14,400 30,716
Inner Mongolia Yuan Xing Energy Co. Ltd.
Class A  2,900 2,753
Innovent Biologics, Inc. * ~ 16,500 98,957
iQIYI, Inc. ADR * 6,545 18,719
Isoftstone Information Technology Group
Co. Ltd. Class A  800 5,849
JA Solar Technology Co. Ltd. Class A  2,856 5,466
JCET Group Co. Ltd. Class A  1,500 7,500
JCHX Mining Management Co. Ltd. Class A  500 3,526
JD Health International, Inc. * ~ 15,100 65,927
JD Logistics, Inc. * ~ 26,900 47,358
JD.com, Inc. Class A  33,475 671,437
Jiangsu Eastern Shenghong Co. Ltd.
Class A  5,600 7,350
Jiangsu Expressway Co. Ltd. Class H  16,000 16,163
Jiangsu Hengli Hydraulic Co. Ltd. Class A  1,100 9,811
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  5,200 38,284

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Jiangsu King's Luck Brewery JSC Ltd.
Class A  1,000 $ 7,282
Jiangsu Nhwa Pharmaceutical Co. Ltd.
Class A  700 2,707
Jiangsu Phoenix Publishing & Media Corp.
Ltd. Class A  1,800 3,062
Jiangsu Yanghe Distillery Co. Ltd. Class A  1,200 16,786
Jiangsu Yangnong Chemical Co. Ltd.
Class A  320 2,804
Jiangsu Yoke Technology Co. Ltd. Class A  400 3,470
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  700 3,803
Jiangsu Zhongtian Technology Co. Ltd.
Class A  3,000 6,574
Jiangxi Copper Co. Ltd. Class A  1,300 4,452
Jiangxi Copper Co. Ltd. Class H  16,000 32,144
Jinduicheng Molybdenum Co. Ltd. Class A  2,900 4,863
Jinko Solar Co. Ltd. Class A  8,016 10,031
Jointown Pharmaceutical Group Co. Ltd.
Class A  3,502 2,858
Juneyao Airlines Co. Ltd. Class A  1,500 2,868
Kanzhun Ltd. ADR 3,572 62,010
KE Holdings, Inc. ADR 8,767 174,551
Kingdee International Software Group Co.
Ltd. * 41,000 46,238
Kingsoft Corp. Ltd. 12,800 47,969
Kuaishou Technology * ~ 31,800 218,506
Kuang-Chi Technologies Co. Ltd. Class A * 1,800 6,365
Kunlun Energy Co. Ltd. 52,000 53,434
Kunlun Tech Co. Ltd. Class A  1,100 5,832
Kweichow Moutai Co. Ltd. Class A  1,000 245,046
LB Group Co. Ltd. Class A  2,100 6,163
Lenovo Group Ltd. 110,000 147,459
Lens Technology Co. Ltd. Class A  4,000 11,595
Lepu Medical Technology Beijing Co. Ltd.
Class A  1,300 2,420
Li Auto, Inc. Class A * 16,746 215,336
Li Ning Co. Ltd. 31,500 77,444
Liaoning Port Co. Ltd. Class A  13,000 2,734
Lingyi iTech Guangdong Co. Class A  5,000 5,333
Livzon Pharmaceutical Group, Inc. Class A  400 2,310
Longfor Group Holdings Ltd. ~ 27,279 51,403
LONGi Green Energy Technology Co. Ltd.
Class A  6,302 15,622
Luxshare Precision Industry Co. Ltd. Class A  5,800 35,609
Luzhou Laojiao Co. Ltd. Class A  1,200 25,147
Mango Excellent Media Co. Ltd. Class A  1,500 5,564
Maxscend Microelectronics Co. Ltd. Class A  480 6,306
Meihua Holdings Group Co. Ltd. Class A  2,100 3,241
Meituan Class B * ~ 67,490 1,433,175
Metallurgical Corp. of China Ltd. Class A  13,900 6,557
Midea Group Co. Ltd. Class A  2,800 30,171
MINISO Group Holding Ltd. 5,128 22,845
MMG Ltd. * 56,000 19,448
Montage Technology Co. Ltd. Class A  944 8,932
Muyuan Foods Co. Ltd. Class A * 4,460 29,150
Nanjing Iron & Steel Co. Ltd. Class A  5,000 3,439
Nanjing Securities Co. Ltd. Class A  2,600 3,542
NARI Technology Co. Ltd. Class A  6,658 25,964
National Silicon Industry Group Co. Ltd.
Class A  2,159 5,794
NAURA Technology Group Co. Ltd. Class A  400 20,773
NetEase, Inc. 26,205 489,502
New China Life Insurance Co. Ltd. Class A  1,800 11,691
a Shares Value
New China Life Insurance Co. Ltd. Class H  11,600 $ 35,838
New Hope Liuhe Co. Ltd. Class A * 3,600 5,317
New Oriental Education & Technology
Group, Inc. 20,200 154,159
Ninestar Corp. Class A * 1,300 5,560
Ningbo Deye Technology Co. Ltd. Class A  536 7,699
Ningbo Joyson Electronic Corp. Class A  1,000 2,432
Ningbo Orient Wires & Cables Co. Ltd.
Class A  600 4,691
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  1,200 5,967
Ningbo Tuopu Group Co. Ltd. Class A  1,450 9,399
Ningxia Baofeng Energy Group Co. Ltd.
Class A  6,100 15,006
NIO, Inc. Class A * 18,760 126,408
Nongfu Spring Co. Ltd. Class H ~ 27,200 117,152
Offshore Oil Engineering Co. Ltd. Class A  3,100 2,566
OFILM Group Co. Ltd. Class A * 2,300 3,239
Oppein Home Group, Inc. Class A  400 3,525
Orient Securities Co. Ltd. Class A  6,392 10,025
Pangang Group Vanadium Titanium &
Resources Co. Ltd. Class A * 6,500 2,708
PDD Holdings, Inc. ADR * 9,407 1,268,158
People's Insurance Co. Group of China Ltd.
Class A  9,000 9,452
People's Insurance Co. Group of China Ltd.
Class H  115,000 54,486
PetroChina Co. Ltd. Class A  16,500 21,169
PetroChina Co. Ltd. Class H  288,000 232,321
Pharmaron Beijing Co. Ltd. Class A  1,050 4,503
PICC Property & Casualty Co. Ltd. Class H  94,000 139,145
Ping An Bank Co. Ltd. Class A  15,800 27,220
Ping An Insurance Group Co. of China Ltd.
Class A  8,800 70,823
Ping An Insurance Group Co. of China Ltd.
Class H  91,000 571,437
Pingdingshan Tianan Coal Mining Co. Ltd.
Class A  2,400 3,711
Piotech, Inc. Class A  173 3,531
Poly Developments & Holdings Group Co.
Ltd. Class A  10,000 15,399
Pop Mart International Group Ltd. ~ 7,200 48,651
Postal Savings Bank of China Co. Ltd.
Class A  25,000 18,621
Postal Savings Bank of China Co. Ltd.
Class H ~ 106,000 62,649
Power Construction Corp. of China Ltd.
Class A  13,700 10,918
Qifu Technology, Inc. ADR 1,578 47,040
Qinghai Salt Lake Industry Co. Ltd. Class A * 4,500 11,807
Range Intelligent Computing Technology
Group Co. Ltd. Class A  1,000 4,529
Rockchip Electronics Co. Ltd. Class A  300 2,770
Rongsheng Petrochemical Co. Ltd. Class A  8,397 12,296
SAIC Motor Corp. Ltd. Class A  6,500 13,470
Sailun Group Co. Ltd. Class A  2,600 5,916
Sanan Optoelectronics Co. Ltd. Class A  4,100 7,228
Sany Heavy Industry Co. Ltd. Class A  7,000 18,671
Satellite Chemical Co. Ltd. Class A  2,898 7,642
SDIC Capital Co. Ltd. Class A  5,100 5,870
SDIC Power Holdings Co. Ltd. Class A  6,200 14,978
Seres Group Co. Ltd. Class A * 1,200 15,301
SF Holding Co. Ltd. Class A  3,900 24,691
SG Micro Corp. Class A  417 5,619

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shaanxi Coal Industry Co. Ltd. Class A  8,000 $ 31,103
Shan Xi Hua Yang Group New Energy Co.
Ltd. Class A  3,150 3,774
Shandong Gold Mining Co. Ltd. Class A  3,100 12,907
Shandong Gold Mining Co. Ltd. Class H ~ 9,500 21,195
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  600 3,932
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,810 6,700
Shandong Linglong Tyre Co. Ltd. Class A  1,000 2,850
Shandong Nanshan Aluminum Co. Ltd.
Class A  9,500 5,892
Shandong Sun Paper Industry JSC Ltd.
Class A  2,200 4,687
Shandong Weigao Group Medical Polymer
Co. Ltd. Class H  33,600 24,291
Shanghai Baosight Software Co. Ltd.
Class A  2,047 9,570
Shanghai Baosight Software Co. Ltd.
Class B  9,262 15,817
Shanghai BOCHU Electronic Technology
Corp. Ltd. Class A  134 3,999
Shanghai Electric Group Co. Ltd. Class A * 10,900 6,988
Shanghai Electric Power Co. Ltd. Class A  1,900 2,601
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  1,800 7,075
Shanghai International Airport Co. Ltd.
Class A  1,100 5,988
Shanghai International Port Group Co. Ltd.
Class A  5,700 5,259
Shanghai Lingang Holdings Corp. Ltd.
Class A  1,700 2,748
Shanghai M&G Stationery, Inc. Class A  700 3,501
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  300 900
Shanghai Pharmaceuticals Holding Co. Ltd.
Class H  13,900 22,522
Shanghai Pudong Development Bank Co.
Ltd. Class A  23,836 34,018
Shanghai Putailai New Energy Technology
Co. Ltd. Class A  1,939 4,091
Shanghai RAAS Blood Products Co. Ltd.
Class A  5,500 6,159
Shanghai Rural Commercial Bank Co. Ltd.
Class A  8,200 8,684
Shanghai United Imaging Healthcare Co.
Ltd. Class A  510 9,233
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,100 3,726
Shanjin International Gold Co. Ltd. Class C  2,300 6,064
Shanxi Coal International Energy Group Co.
Ltd. Class A  1,400 2,775
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  4,700 6,364
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  2,500 6,227
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd. Class A  940 28,867
Shenergy Co. Ltd. Class A  3,900 4,710
Shengyi Technology Co. Ltd. Class A  2,000 5,917
Shennan Circuits Co. Ltd. Class A  400 6,293
Shenwan Hongyuan Group Co. Ltd. Class A  18,900 15,285
Shenzhen Capchem Technology Co. Ltd.
Class A  520 2,974
Shenzhen Energy Group Co. Ltd. Class A  3,300 3,268
a Shares Value
Shenzhen Goodix Technology Co. Ltd.
Class A  300 $ 2,962
Shenzhen Inovance Technology Co. Ltd.
Class A  1,050 9,253
Shenzhen Mindray Bio-Medical Electronics
Co. Ltd. Class A  1,000 41,237
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  600 6,980
Shenzhen Salubris Pharmaceuticals Co.
Ltd. Class A  800 3,931
Shenzhen Transsion Holdings Co. Ltd.
Class A  937 14,410
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  600 2,184
Shenzhou International Group Holdings Ltd. 11,200 99,153
Shijiazhuang Yiling Pharmaceutical Co. Ltd.
Class A  1,120 2,859
Sichuan Chuantou Energy Co. Ltd. Class A  4,000 10,747
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  1,400 6,328
Sichuan Road & Bridge Group Co. Ltd.
Class A  4,480 4,465
Sieyuan Electric Co. Ltd. Class A  600 6,296
Silergy Corp. 4,000 58,908
Sinolink Securities Co. Ltd. Class A  2,600 3,598
Sinoma International Engineering Co.
Class A  2,500 4,062
Sinopharm Group Co. Ltd. Class H  18,000 47,488
Sinotruk Hong Kong Ltd. 9,500 28,535
Smoore International Holdings Ltd. ~ 25,000 41,082
SooChow Securities Co. Ltd. Class A  3,510 4,172
Southwest Securities Co. Ltd. Class A  4,700 3,223
Spring Airlines Co. Ltd. Class A  800 6,979
Sungrow Power Supply Co. Ltd. Class A  1,660 23,225
Sunny Optical Technology Group Co. Ltd. 9,600 69,460
Sunwoda Electronic Co. Ltd. Class A  1,300 4,025
SUPCON Technology Co. Ltd. Class A  722 5,139
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  1,400 4,659
Suzhou Maxwell Technologies Co. Ltd.
Class A  216 3,235
Suzhou TFC Optical Communication Co.
Ltd. Class A  420 6,005
TAL Education Group ADR * 5,583 66,103
TBEA Co. Ltd. Class A  4,400 9,136
TCL Technology Group Corp. Class A  16,200 10,491
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A  3,650 5,337
Tencent Holdings Ltd. 88,700 4,932,149
Tencent Music Entertainment Group ADR 10,174 122,597
Tian Di Science & Technology Co. Ltd.
Class A  4,000 3,695
Tianqi Lithium Corp. Class A  1,300 6,435
Tianshan Aluminum Group Co. Ltd. Class A  3,700 4,449
Tianshui Huatian Technology Co. Ltd.
Class A  2,200 2,911
Tingyi Cayman Islands Holding Corp. 26,000 37,301
Tongcheng Travel Holdings Ltd. ~ 17,200 43,192
TongFu Microelectronics Co. Ltd. Class A  1,400 4,549
Tongkun Group Co. Ltd. Class A  1,700 3,240
Tongling Nonferrous Metals Group Co. Ltd.
Class A  10,600 5,748
Tongwei Co. Ltd. Class A  3,700 11,916
Topsports International Holdings Ltd. ~ 29,000 12,631
TravelSky Technology Ltd. Class H  13,000 19,093

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Trina Solar Co. Ltd. Class A  1,897 $ 6,033
Trip.com Group Ltd. * 7,499 451,203
Tsingtao Brewery Co. Ltd. Class A  600 6,639
Tsingtao Brewery Co. Ltd. Class H  8,000 62,016
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  739 6,504
Unisplendour Corp. Ltd. Class A  2,400 8,186
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  1,300 2,944
Victory Giant Technology Huizhou Co. Ltd.
Class A  700 3,965
Vipshop Holdings Ltd. ADR 5,029 79,106
Wanda Film Holding Co. Ltd. Class A * 1,500 2,638
Wanhua Chemical Group Co. Ltd. Class A  2,600 33,403
Want Want China Holdings Ltd. 64,000 43,963
Weichai Power Co. Ltd. Class A  5,600 12,559
Weichai Power Co. Ltd. Class H  26,000 47,521
Weihai Guangwei Composites Co. Ltd.
Class A  660 3,075
Wens Foodstuff Group Co. Ltd. Class A  5,500 15,692
Western Mining Co. Ltd. Class A  2,000 5,327
Western Securities Co. Ltd. Class A  3,200 3,915
Western Superconducting Technologies Co.
Ltd. Class A  426 2,798
Will Semiconductor Co. Ltd. Shanghai
Class A  980 14,827
Wingtech Technology Co. Ltd. Class A  1,100 5,088
Wintime Energy Group Co. Ltd. Class A * 15,400 2,918
Wuhan Guide Infrared Co. Ltd. Class A  2,954 3,053
Wuliangye Yibin Co. Ltd. Class A  3,100 70,930
WUS Printed Circuit Kunshan Co. Ltd.
Class A  1,600 9,197
WuXi AppTec Co. Ltd. Class A  2,200 16,188
WuXi AppTec Co. Ltd. Class H ~ 4,540 31,374
Wuxi Biologics Cayman, Inc. * ~ 48,000 106,121
XCMG Construction Machinery Co. Ltd.
Class A  9,800 10,780
Xiamen C & D, Inc. Class A  2,300 3,318
Xiamen Tungsten Co. Ltd. Class A  1,000 2,951
Xiaomi Corp. Class B * ~ 208,200 586,435
Xinjiang Daqo New Energy Co. Ltd. Class A  1,593 5,916
Xinyi Solar Holdings Ltd. 66,081 35,095
XPeng, Inc. Class A * 16,708 103,099
Yadea Group Holdings Ltd. ~ 16,847 29,728
Yankuang Energy Group Co. Ltd. Class A  4,160 9,862
Yankuang Energy Group Co. Ltd. Class H  44,200 62,221
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  700 3,267
Yealink Network Technology Corp. Ltd.
Class A  1,080 6,454
Yifeng Pharmacy Chain Co. Ltd. Class A  1,106 3,988
Yihai Kerry Arawana Holdings Co. Ltd.
Class A  1,300 6,513
Yonyou Network Technology Co. Ltd.
Class A * 2,400 3,901
Youngor Fashion Co. Ltd. Class A  4,000 4,578
YTO Express Group Co. Ltd. Class A  2,800 7,070
Yum China Holdings, Inc. 5,280 237,706
Yunnan Aluminium Co. Ltd. Class A  2,800 5,824
Yunnan Baiyao Group Co. Ltd. Class A  1,460 12,603
Yunnan Chihong Zinc&Germanium Co. Ltd.
Class A  3,600 2,898
Yunnan Energy New Material Co. Ltd.
Class A  900 4,329
a Shares Value
Yunnan Tin Co. Ltd. Class A  1,200 $ 2,748
Yunnan Yuntianhua Co. Ltd. Class A  1,600 5,121
Yutong Bus Co. Ltd. Class A  1,900 7,092
Zangge Mining Co. Ltd. Class A  1,300 5,266
Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd. Class A  500 18,257
Zhaojin Mining Industry Co. Ltd. Class H  20,500 36,033
Zhejiang Century Huatong Group Co. Ltd.
Class A * 5,220 3,076
Zhejiang China Commodities City Group Co.
Ltd. Class A  4,700 6,409
Zhejiang Chint Electrics Co. Ltd. Class A  1,900 6,123
Zhejiang Dahua Technology Co. Ltd. Class A  2,900 7,058
Zhejiang Dingli Machinery Co. Ltd. Class A  400 3,367
Zhejiang Expressway Co. Ltd. Class H  20,840 14,514
Zhejiang Huahai Pharmaceutical Co. Ltd.
Class A  1,200 3,329
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,475 6,116
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  900 4,120
Zhejiang Juhua Co. Ltd. Class A  2,300 7,217
Zhejiang Leapmotor Technology Co. Ltd. * ~ 7,000 29,507
Zhejiang Longsheng Group Co. Ltd. Class A  2,500 3,727
Zhejiang NHU Co. Ltd. Class A  2,604 8,305
Zhejiang Sanhua Intelligent Controls Co.
Ltd. Class A  1,300 4,369
Zhejiang Supor Co. Ltd. Class A  500 4,170
Zhejiang Wanfeng Auto Wheel Co. Ltd.
Class A  1,700 3,666
Zhejiang Weiming Environment Protection
Co. Ltd. Class A  1,520 4,683
Zhejiang Weixing New Building Materials Co.
Ltd. Class A  1,200 2,526
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  9,300 8,874
Zheshang Securities Co. Ltd. Class A  3,300 6,710
Zhongji Innolight Co. Ltd. Class A  900 19,881
Zhongjin Gold Corp. Ltd. Class A  3,800 8,159
Zhongsheng Group Holdings Ltd. 11,500 20,874
Zhongtai Securities Co. Ltd. Class A  5,900 6,111
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  704 5,296
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  6,600 25,852
Zijin Mining Group Co. Ltd. Class A  17,300 43,967
Zijin Mining Group Co. Ltd. Class H  76,000 169,681
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  5,900 6,337
ZTE Corp. Class A  3,300 14,528
ZTE Corp. Class H  10,200 26,138
ZTO Express Cayman, Inc. 5,866 146,552
30,328,020
Colombia - 0.1%
spacing
Bancolombia SA 3,688 31,776
Interconexion Electrica SA ESP 5,984 24,300
56,076
Czech Republic - 0.1%
spacing
CEZ AS 2,173 84,475
Komercni Banka AS 1,023 36,064
Moneta Money Bank AS ~ 3,392 16,653
137,192

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 30,836 $ 53,969
Eastern Co. SAE 18,803 10,126
Talaat Moustafa Group 11,153 14,715
78,810
Greece - 0.5%
spacing
Alpha Services & Holdings SA 30,182 52,410
Eurobank Ergasias Services & Holdings SA
Class A  35,197 80,616
Hellenic Telecommunications Organization
SA 2,549 43,984
Jumbo SA 1,556 44,567
Metlen Energy & Metals SA 1,441 56,658
National Bank of Greece SA 10,519 89,922
OPAP SA 2,486 44,166
Piraeus Financial Holdings SA 14,367 61,165
Public Power Corp. SA 2,828 37,906
511,394
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
Orient Overseas International Ltd. 1,500 21,110
Sino Biopharmaceutical Ltd. 140,000 66,050
87,160
Hungary - 0.2%
spacing
MOL Hungarian Oil & Gas PLC 5,497 41,118
OTP Bank Nyrt 3,034 158,695
Richter Gedeon Nyrt 1,901 58,535
258,348
India - 19.7%
spacing
ABB India Ltd. 717 68,909
Adani Enterprises Ltd. 2,007 75,013
Adani Green Energy Ltd. * 4,288 97,245
Adani Ports & Special Economic Zone Ltd. 7,303 126,108
Adani Power Ltd. * 10,448 81,761
Ambuja Cements Ltd. 8,354 62,999
APL Apollo Tubes Ltd. 2,273 42,906
Apollo Hospitals Enterprise Ltd. 1,365 117,314
Ashok Leyland Ltd. 19,871 55,757
Asian Paints Ltd. 5,193 206,458
Astral Ltd. 1,813 43,077
AU Small Finance Bank Ltd. ~ 4,929 43,457
Aurobindo Pharma Ltd. 3,572 62,224
Avenue Supermarts Ltd. * ~ 2,203 133,958
Axis Bank Ltd. 30,983 455,510
Bajaj Auto Ltd. 907 133,530
Bajaj Finance Ltd. 3,772 346,564
Bajaj Finserv Ltd. 5,189 122,215
Bajaj Holdings & Investment Ltd. 362 45,373
Balkrishna Industries Ltd. 1,046 38,065
Bank of Baroda 14,019 41,441
Bharat Electronics Ltd. 49,562 168,869
Bharat Forge Ltd. 3,466 62,620
Bharat Heavy Electricals Ltd. 14,146 47,079
Bharat Petroleum Corp. Ltd. 20,569 90,642
Bharti Airtel Ltd. 34,708 707,573
Bosch Ltd. 100 44,974
Britannia Industries Ltd. 1,468 111,084
a Shares Value
Canara Bank 24,643 $ 32,767
CG Power & Industrial Solutions Ltd. 8,275 74,893
Cholamandalam Investment & Finance Co.
Ltd. 5,686 109,142
Cipla Ltd. 7,109 140,457
Coal India Ltd. 25,046 152,201
Colgate-Palmolive India Ltd. 1,842 83,592
Container Corp. of India Ltd. 3,296 36,074
Cummins India Ltd. 1,878 85,384
Dabur India Ltd. 7,194 53,620
Divi's Laboratories Ltd. 1,617 105,049
Dixon Technologies India Ltd. ~ 446 73,385
DLF Ltd. 10,074 107,492
Dr. Reddy's Laboratories Ltd. 1,582 127,348
Eicher Motors Ltd. 1,853 111,137
GAIL India Ltd. 31,167 89,347
GMR Airports Infrastructure Ltd. * 32,669 36,674
Godrej Consumer Products Ltd. 5,539 91,946
Godrej Properties Ltd. * 1,697 64,000
Grasim Industries Ltd. 3,571 119,035
Havells India Ltd. 3,389 81,381
HCL Technologies Ltd. 12,865 275,570
HDFC Asset Management Co. Ltd. ~ 1,303 66,814
HDFC Bank Ltd. 57,718 1,188,663
HDFC Life Insurance Co. Ltd. ~ 13,110 112,341
Hero MotoCorp Ltd. 1,623 110,670
Hindalco Industries Ltd. 18,265 165,095
Hindustan Aeronautics Ltd. ~ 2,721 143,581
Hindustan Petroleum Corp. Ltd. 12,974 68,075
Hindustan Unilever Ltd. 11,139 393,171
ICICI Bank Ltd. 70,555 1,070,711
ICICI Lombard General Insurance Co. Ltd. ~ 3,276 85,127
ICICI Prudential Life Insurance Co. Ltd. ~ 4,882 45,410
IDFC First Bank Ltd. * 49,571 43,985
Indian Hotels Co. Ltd. 11,563 94,497
Indian Oil Corp. Ltd. 38,255 82,215
Indian Railway Catering & Tourism Corp.
Ltd. 3,243 35,923
Indus Towers Ltd. * 16,453 77,084
IndusInd Bank Ltd. 3,903 67,377
Info Edge India Ltd. 963 93,046
Infosys Ltd. 44,997 1,005,086
InterGlobe Aviation Ltd. * ~ 2,351 134,103
ITC Ltd. 40,572 250,751
Jindal Stainless Ltd. 4,463 42,102
Jindal Steel & Power Ltd. 4,880 60,435
Jio Financial Services Ltd. * 38,738 161,774
JSW Energy Ltd. 4,728 41,322
JSW Steel Ltd. 8,275 101,598
Jubilant Foodworks Ltd. 4,907 39,915
Kotak Mahindra Bank Ltd. 14,812 327,413
Larsen & Toubro Ltd. 9,122 400,031
LTIMindtree Ltd. ~ 1,002 74,648
Lupin Ltd. 3,089 80,768
Macrotech Developers Ltd. ~ 4,045 59,562
Mahindra & Mahindra Ltd. 12,631 466,191
Mankind Pharma Ltd. * 1,356 40,816
Marico Ltd. 7,009 58,137
Maruti Suzuki India Ltd. 1,702 268,744
Max Healthcare Institute Ltd. 10,538 123,779
Mphasis Ltd. 1,407 50,448
MRF Ltd. 31 51,220
Muthoot Finance Ltd. 1,630 39,523
Nestle India Ltd. 4,570 146,714

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
NHPC Ltd. 40,770 $ 46,098
NMDC Ltd. 14,088 41,179
NTPC Ltd. 59,089 311,778
Oil & Natural Gas Corp. Ltd. 42,598 151,566
Oil India Ltd. 6,613 45,807
Oracle Financial Services Software Ltd. 295 40,286
Page Industries Ltd. 83 42,490
PB Fintech Ltd. * 4,017 77,429
Persistent Systems Ltd. 1,461 94,986
Petronet LNG Ltd. 10,145 41,389
Phoenix Mills Ltd. 2,666 58,649
PI Industries Ltd. 1,026 57,009
Pidilite Industries Ltd. 2,064 82,823
Polycab India Ltd. 711 59,005
Power Finance Corp. Ltd. 20,123 117,311
Power Grid Corp. of India Ltd. 62,992 265,674
Prestige Estates Projects Ltd. 2,341 51,472
Punjab National Bank 29,884 38,185
Rail Vikas Nigam Ltd. ~ 7,061 44,817
REC Ltd. 17,840 118,102
Reliance Industries Ltd. 41,242 1,451,015
Samvardhana Motherson International Ltd. 36,707 92,479
SBI Cards & Payment Services Ltd. 3,906 36,071
SBI Life Insurance Co. Ltd. ~ 6,105 134,076
Shree Cement Ltd. 123 38,618
Shriram Finance Ltd. 3,819 163,289
Siemens Ltd. 1,206 104,245
Solar Industries India Ltd. 368 50,602
Sona Blw Precision Forgings Ltd. ~ 5,910 52,385
SRF Ltd. 1,800 53,672
State Bank of India 24,187 227,092
Sun Pharmaceutical Industries Ltd. 13,003 298,945
Sundaram Finance Ltd. 895 56,199
Supreme Industries Ltd. 859 54,555
Suzlon Energy Ltd. * 129,228 123,312
Tata Communications Ltd. 1,548 39,426
Tata Consultancy Services Ltd. 12,253 623,904
Tata Consumer Products Ltd. 8,040 114,768
Tata Elxsi Ltd. 465 42,837
Tata Motors Ltd. 27,327 317,411
Tata Power Co. Ltd. 19,476 111,986
Tata Steel Ltd. 101,443 204,180
Tech Mahindra Ltd. 7,282 137,120
Thermax Ltd. 575 34,922
Titan Co. Ltd. 4,808 219,271
Torrent Pharmaceuticals Ltd. 1,375 55,706
Torrent Power Ltd. 2,279 51,042
Trent Ltd. 2,456 222,198
Tube Investments of India Ltd. 1,440 74,537
TVS Motor Co. Ltd. 3,214 108,903
UltraTech Cement Ltd. 1,565 220,358
Union Bank of India Ltd. 20,697 30,302
United Spirits Ltd. 3,942 74,761
UPL Ltd. 6,071 44,362
Varun Beverages Ltd. 15,407 111,469
Vedanta Ltd. 18,545 113,329
Vodafone Idea Ltd. * 321,714 39,753
Wipro Ltd. 17,703 114,305
Yes Bank Ltd. * 191,042 51,331
Zomato Ltd. * 89,696 291,949
Zydus Lifesciences Ltd. 3,409 43,466
21,868,290
a Shares Value
Indonesia - 1.7%
spacing
Adaro Energy Indonesia Tbk. PT 194,100 $ 48,858
Amman Mineral Internasional PT * 88,300 54,164
Astra International Tbk. PT 272,100 90,627
Bank Central Asia Tbk. PT 750,600 511,885
Bank Mandiri Persero Tbk. PT 505,100 232,343
Bank Negara Indonesia Persero Tbk. PT 201,100 71,012
Bank Rakyat Indonesia Persero Tbk. PT 922,697 301,779
Barito Pacific Tbk. PT 389,288 26,933
Chandra Asri Pacific Tbk. PT 105,300 58,944
Charoen Pokphand Indonesia Tbk. PT 98,600 30,609
GoTo Gojek Tokopedia Tbk. PT * 12,156,700 52,967
Indah Kiat Pulp & Paper Tbk. PT 33,400 19,059
Indofood CBP Sukses Makmur Tbk. PT 32,200 26,213
Indofood Sukses Makmur Tbk. PT 57,800 26,915
Kalbe Farma Tbk. PT 289,500 32,985
Merdeka Copper Gold Tbk. PT * 133,662 23,824
Sumber Alfaria Trijaya Tbk. PT 250,000 52,180
Telkom Indonesia Persero Tbk. PT 669,700 132,610
Unilever Indonesia Tbk. PT 104,900 15,271
United Tractors Tbk. PT 20,500 36,819
1,845,997
Kuwait - 0.7%
spacing
Boubyan Bank KSCP 20,062 37,493
Gulf Bank KSCP 26,188 26,026
Kuwait Finance House KSCP 138,661 325,524
Mabanee Co. KPSC 9,520 26,095
Mobile Telecommunications Co. KSCP 26,351 41,018
National Bank of Kuwait SAKP 107,106 309,961
766,117
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,850 51,272
Malaysia - 1.5%
spacing
AMMB Holdings Bhd. 33,500 40,642
Axiata Group Bhd. 36,900 22,492
CELCOMDIGI Bhd. 47,400 42,804
CIMB Group Holdings Bhd. 94,020 183,982
Gamuda Bhd. 26,527 51,893
Genting Bhd. 28,300 28,987
Genting Malaysia Bhd. 39,000 22,897
Hong Leong Bank Bhd. 8,900 46,598
IHH Healthcare Bhd. 30,100 52,265
Inari Amertron Bhd. 38,500 27,106
IOI Corp. Bhd. 34,300 31,248
Kuala Lumpur Kepong Bhd. 6,733 33,472
Malayan Banking Bhd. 73,388 186,545
Malaysia Airports Holdings Bhd. 12,592 31,942
Maxis Bhd. 32,400 31,044
MISC Bhd. 18,300 34,640
Mr. DIY Group M Bhd. ~ 45,750 23,461
Nestle Malaysia Bhd. 900 22,757
Petronas Chemicals Group Bhd. 37,500 51,288
Petronas Dagangan Bhd. 4,000 17,326
Petronas Gas Bhd. 10,600 46,271
PPB Group Bhd. 8,800 30,806
Press Metal Aluminium Holdings Bhd. 50,600 62,209
Public Bank Bhd. 197,000 217,760
QL Resources Bhd. 22,350 25,355
RHB Bank Bhd. 20,578 30,840
SD Guthrie Bhd. 28,502 33,061

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sime Darby Bhd. 37,600 $ 22,419
Sunway Bhd. 30,600 31,146
Telekom Malaysia Bhd. 15,581 25,313
Tenaga Nasional Bhd. 35,300 123,764
YTL Corp. Bhd. 45,700 27,960
YTL Power International Bhd. 33,800 30,151
1,690,444
Mexico - 2.0%
spacing
Alfa SAB de CV Class A  42,100 34,446
America Movil SAB de CV 250,600 205,545
Arca Continental SAB de CV 6,900 64,515
Banco del Bajio SA ~ 11,200 26,177
Cemex SAB de CV 205,300 125,745
Coca-Cola Femsa SAB de CV 7,110 62,939
Fibra Uno Administracion SA de CV REIT 39,100 45,514
Fomento Economico Mexicano SAB de CV 24,300 239,865
Gruma SAB de CV Class B  2,460 45,681
Grupo Aeroportuario del Centro Norte SAB
de CV 3,900 32,953
Grupo Aeroportuario del Pacifico SAB de
CV Class B * 5,335 92,638
Grupo Aeroportuario del Sureste SAB de
CV Class B  2,440 69,070
Grupo Bimbo SAB de CV 17,900 61,600
Grupo Carso SAB de CV Class Series A1  7,600 47,051
Grupo Comercial Chedraui SA de CV 3,900 29,306
Grupo Financiero Banorte SAB de CV
Class O  35,100 248,677
Grupo Financiero Inbursa SAB de CV
Class O * 24,700 55,948
Grupo Mexico SAB de CV 42,200 235,261
Industrias Penoles SAB de CV * 2,700 35,836
Kimberly-Clark de Mexico SAB de CV
Class A  20,800 33,635
Operadora De Sites Mexicanos SAB de CV 17,700 13,907
Orbia Advance Corp. SAB de CV 11,800 11,932
Prologis Property Mexico SA de CV REIT 13,519 44,223
Promotora y Operadora de Infraestructura
SAB de CV 2,615 24,612
Southern Copper Corp. 1,169 135,218
Wal-Mart de Mexico SAB de CV 70,800 212,760
2,235,054
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 2,261 31,292
Credicorp Ltd. 914 165,407
196,699
Philippines - 0.6%
spacing
Ayala Corp. 3,380 40,592
Ayala Land, Inc. 89,400 58,226
Bank of the Philippine Islands 25,171 60,970
BDO Unibank, Inc. 31,972 90,534
International Container Terminal Services,
Inc. 13,730 99,500
JG Summit Holdings, Inc. 36,150 17,934
Jollibee Foods Corp. 6,130 29,404
Manila Electric Co. 3,860 30,184
Metropolitan Bank & Trust Co. 24,660 34,677
PLDT, Inc. 1,030 27,343
SM Investments Corp. 2,990 51,088
SM Prime Holdings, Inc. 136,000 78,312
a Shares Value
Universal Robina Corp. 11,820 $ 21,939
640,703
Poland - 0.9%
spacing
Alior Bank SA 1,241 29,842
Allegro.eu SA * ~ 7,850 70,976
Bank Polska Kasa Opieki SA 2,490 95,068
Budimex SA 176 27,310
CD Projekt SA 882 39,909
Dino Polska SA * ~ 663 60,409
KGHM Polska Miedz SA 1,895 78,362
LPP SA 15 61,484
mBank SA * 203 32,574
ORLEN SA 7,851 113,956
PGE Polska Grupa Energetyczna SA * 12,099 22,614
Powszechna Kasa Oszczednosci Bank
Polski SA 11,857 172,782
Powszechny Zaklad Ubezpieczen SA 8,184 89,467
Santander Bank Polska SA 555 65,583
960,336
Qatar - 0.8%
spacing
Barwa Real Estate Co. 29,622 23,234
Commercial Bank PSQC 43,709 52,787
Dukhan Bank 24,654 26,137
Industries Qatar QSC 20,395 73,057
Masraf Al Rayan QSC 81,698 55,471
Mesaieed Petrochemical Holding Co. 75,941 33,985
Ooredoo QPSC 10,885 35,038
Qatar Electricity & Water Co. QSC 5,990 25,983
Qatar Fuel QSC 8,045 33,696
Qatar Gas Transport Co. Ltd. 37,387 44,661
Qatar International Islamic Bank QSC 13,304 40,157
Qatar Islamic Bank QPSC 23,987 140,822
Qatar National Bank QPSC 62,550 291,565
876,593
Romania - 0.1%
spacing
NEPI Rockcastle NV * 7,637 64,486
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 –
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 31,141
Novatek PJSC GDR (OTC) * ~ ± Ω 437 4,370
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 241 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sberbank of Russia PJSC * ± Ω 41,510 $ –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ)
* ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
35,511
Saudi Arabia - 3.8%
spacing
ACWA Power Co. 1,984 261,854
Ades Holding Co. 4,613 24,756
Advanced Petrochemical Co. * 1,735 17,946
Al Rajhi Bank 26,546 618,609
Al Rajhi Co. for Co-operative Insurance * 542 27,761
Alinma Bank 16,573 126,117
Almarai Co. JSC 3,406 50,141
Arab National Bank 12,149 61,935
Arabian Internet & Communications
Services Co. 329 24,758
Bank Al-Jazira * 6,904 31,643
Bank AlBilad 8,282 87,194
Banque Saudi Fransi 7,966 68,547
Bupa Arabia for Cooperative Insurance Co. 1,116 61,640
Co. for Cooperative Insurance 995 39,261
Dallah Healthcare Co. 465 19,960
Dar Al Arkan Real Estate Development Co. * 7,208 29,995
Dr. Sulaiman Al Habib Medical Services
Group Co. 1,184 93,612
Elm Co. 325 100,896
Etihad Etisalat Co. 5,106 70,069
Jarir Marketing Co. 8,025 28,147
Mobile Telecommunications Co. Saudi
Arabia 6,055 17,694
Mouwasat Medical Services Co. 1,326 35,354
Nahdi Medical Co. 530 18,596
Power & Water Utility Co. for Jubail & Yanbu 1,017 16,341
Riyad Bank 19,880 132,286
SABIC Agri-Nutrients Co. 3,148 99,752
Sahara International Petrochemical Co. 4,829 37,798
SAL Saudi Logistics Services 330 25,796
Saudi Arabian Mining Co. * 17,480 227,706
Saudi Arabian Oil Co. ~ 58,958 426,352
Saudi Aramco Base Oil Co. 689 24,393
Saudi Awwal Bank 13,614 126,002
Saudi Basic Industries Corp. 12,176 243,104
Saudi Electricity Co. 11,229 49,920
Saudi Industrial Investment Group 5,051 26,395
Saudi Investment Bank 8,372 29,139
Saudi Kayan Petrochemical Co. * 10,085 22,600
Saudi National Bank 39,812 365,373
Saudi Research & Media Group * 486 37,328
Saudi Tadawul Group Holding Co. 649 39,306
Saudi Telecom Co. 27,093 315,724
Savola Group * 7,506 54,066
Yanbu National Petrochemical Co. 3,765 42,878
4,258,744
a Shares Value
South Africa - 2.9%
spacing
Absa Group Ltd. 11,506 $ 116,835
Anglo American Platinum Ltd. 1,081 38,887
Aspen Pharmacare Holdings Ltd. 5,134 57,944
Bid Corp. Ltd. 4,536 116,239
Bidvest Group Ltd. 4,596 77,920
Capitec Bank Holdings Ltd. 1,180 207,931
Clicks Group Ltd. 3,217 73,914
Discovery Ltd. 7,326 72,951
Exxaro Resources Ltd. 3,362 33,376
FirstRand Ltd. 68,392 328,097
Gold Fields Ltd. 12,124 188,018
Harmony Gold Mining Co. Ltd. 7,684 78,865
Impala Platinum Holdings Ltd. * 12,249 68,652
Kumba Iron Ore Ltd. 872 20,238
MTN Group Ltd. 22,973 122,102
Naspers Ltd. Class N  2,415 585,668
Nedbank Group Ltd. 6,282 108,501
Northam Platinum Holdings Ltd. 4,885 30,830
Old Mutual Ltd. 64,835 51,410
OUTsurance Group Ltd. 11,566 38,853
Pepkor Holdings Ltd. ~ 32,247 44,924
Remgro Ltd. 6,805 61,967
Sanlam Ltd. 24,313 123,834
Sasol Ltd. 7,819 52,515
Shoprite Holdings Ltd. 6,795 116,054
Sibanye Stillwater Ltd. * 38,295 39,570
Standard Bank Group Ltd. 18,134 253,947
Vodacom Group Ltd. 8,447 53,520
Woolworths Holdings Ltd. 12,678 49,978
3,213,540
South Korea - 10.0%
spacing
Alteogen, Inc. * 540 134,473
Amorepacific Corp. 396 44,335
Celltrion Pharm, Inc. * 258 13,543
Celltrion, Inc. 2,057 306,272
CJ CheilJedang Corp. 114 26,438
CosmoAM&T Co. Ltd. * 333 31,894
Coway Co. Ltd. 748 37,750
DB Insurance Co. Ltd. 623 53,537
Doosan Bobcat, Inc. 759 23,470
Doosan Enerbility Co. Ltd. * 6,066 83,015
Ecopro BM Co. Ltd. * 661 92,686
Ecopro Co. Ltd. * 1,350 90,984
Ecopro Materials Co. Ltd. * 233 24,061
Enchem Co. Ltd. * 179 24,858
GS Holdings Corp. 626 20,279
Hana Financial Group, Inc. 3,960 177,693
Hanjin Kal Corp. 315 19,702
Hankook Tire & Technology Co. Ltd. 1,004 31,644
Hanmi Pharm Co. Ltd. 86 21,142
Hanmi Semiconductor Co. Ltd. 591 49,213
Hanwha Aerospace Co. Ltd. 441 100,518
Hanwha Ocean Co. Ltd. * 1,243 28,906
Hanwha Solutions Corp. 1,510 29,917
HD Hyundai Co. Ltd. 586 34,199
HD Hyundai Electric Co. Ltd. 317 79,757
HD Hyundai Heavy Industries Co. Ltd. * 300 42,183
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 575 82,131
HLB, Inc. * 1,595 103,713
HMM Co. Ltd. 3,542 50,156

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
HYBE Co. Ltd. 310 $ 39,951
Hyundai Engineering & Construction Co.
Ltd. 1,043 24,277
Hyundai Glovis Co. Ltd. 507 47,235
Hyundai Mobis Co. Ltd. 818 135,474
Hyundai Motor Co. 1,844 343,431
Hyundai Steel Co. 1,165 24,788
Industrial Bank of Korea 3,766 40,165
Kakao Corp. 4,195 115,591
KakaoBank Corp. 2,255 36,366
KB Financial Group, Inc. 5,193 320,420
Kia Corp. 3,247 247,245
Korea Aerospace Industries Ltd. 991 39,495
Korea Electric Power Corp. * 3,472 54,263
Korea Investment Holdings Co. Ltd. 564 31,518
Korea Zinc Co. Ltd. 113 59,191
Korean Air Lines Co. Ltd. 2,466 42,299
Krafton, Inc. * 389 101,195
KT Corp. 410 12,548
KT&G Corp. 1,410 116,894
Kum Yang Co. Ltd. * 522 20,906
Kumho Petrochemical Co. Ltd. 230 27,632
L&F Co. Ltd. * 351 30,394
LG Chem Ltd. 669 181,585
LG Corp. 1,274 76,564
LG Display Co. Ltd. * 4,038 33,684
LG Electronics, Inc. 1,439 114,581
LG Energy Solution Ltd. * 633 199,700
LG H&H Co. Ltd. 126 36,315
LG Innotek Co. Ltd. 192 31,970
LG Uplus Corp. 2,898 21,686
Lotte Chemical Corp. 267 20,671
LS Electric Co. Ltd. 203 25,361
Meritz Financial Group, Inc. 1,291 95,475
Mirae Asset Securities Co. Ltd. 3,299 21,186
NAVER Corp. 1,758 226,439
NCSoft Corp. 196 28,512
Netmarble Corp. * ~ 408 18,438
NH Investment & Securities Co. Ltd. 1,763 18,047
Orion Corp. 327 24,269
Posco DX Co. Ltd. 735 17,149
POSCO Future M Co. Ltd. 419 79,851
POSCO Holdings, Inc. 973 285,644
Posco International Corp. 714 31,127
S-Oil Corp. 618 28,997
Samsung Biologics Co. Ltd. * ~ 241 179,257
Samsung C&T Corp. 1,203 126,003
Samsung E&A Co. Ltd. * 2,116 35,507
Samsung Electro-Mechanics Co. Ltd. 757 76,528
Samsung Electronics Co. Ltd. 64,757 3,026,663
Samsung Fire & Marine Insurance Co. Ltd. 417 110,212
Samsung Heavy Industries Co. Ltd. * 8,932 68,520
Samsung Life Insurance Co. Ltd. 1,083 77,348
Samsung SDI Co. Ltd. 745 215,108
Samsung SDS Co. Ltd. 575 67,711
Shinhan Financial Group Co. Ltd. 5,865 248,749
SK Biopharmaceuticals Co. Ltd. * 423 33,511
SK Bioscience Co. Ltd. * 364 15,388
SK Hynix, Inc. 7,395 989,723
SK Innovation Co. Ltd. * 842 75,422
SK Square Co. Ltd. * 1,277 78,833
SK Telecom Co. Ltd. 726 30,917
SK, Inc. 490 57,299
SKC Co. Ltd. * 262 28,803
a Shares Value
Woori Financial Group, Inc. 8,546 $ 100,887
Yuhan Corp. 763 83,222
11,112,609
Taiwan - 17.6%
spacing
Accton Technology Corp. 7,000 117,122
Acer, Inc. 39,000 50,198
Advantech Co. Ltd. 5,898 59,760
Alchip Technologies Ltd. 1,000 62,329
ASE Technology Holding Co. Ltd. 45,000 213,413
Asia Cement Corp. 31,000 46,664
Asia Vital Components Co. Ltd. * 4,000 74,108
Asustek Computer, Inc. 10,000 173,724
AUO Corp. * 88,400 47,409
Catcher Technology Co. Ltd. 8,000 59,711
Cathay Financial Holding Co. Ltd. 129,202 271,291
Chailease Holding Co. Ltd. 20,454 105,204
Chang Hwa Commercial Bank Ltd. 83,516 47,207
Cheng Shin Rubber Industry Co. Ltd. 24,000 39,179
China Airlines Ltd. 40,000 27,141
China Steel Corp. 160,000 116,692
Chunghwa Telecom Co. Ltd. 52,000 205,827
Compal Electronics, Inc. * 57,000 59,813
CTBC Financial Holding Co. Ltd. 213,000 231,866
Delta Electronics, Inc. 26,000 310,208
E Ink Holdings, Inc. 12,000 111,238
E.Sun Financial Holding Co. Ltd. 194,927 172,416
Eclat Textile Co. Ltd. 3,000 51,481
eMemory Technology, Inc. 1,000 82,304
Eva Airways Corp. 37,000 43,800
Evergreen Marine Corp. Taiwan Ltd. 14,000 88,975
Far Eastern New Century Corp. 40,000 48,262
Far EasTone Telecommunications Co. Ltd. * 24,000 68,687
Feng TAY Enterprise Co. Ltd. 7,080 34,595
First Financial Holding Co. Ltd. 152,192 131,700
Formosa Chemicals & Fibre Corp. 47,000 64,383
Formosa Plastics Corp. 52,000 87,655
Fortune Electric Co. Ltd. 2,200 43,612
Fubon Financial Holding Co. Ltd. 111,072 316,218
Gigabyte Technology Co. Ltd. 7,000 57,087
Global Unichip Corp. 1,000 34,328
Globalwafers Co. Ltd. 4,000 57,340
Hon Hai Precision Industry Co. Ltd. 169,000 995,048
Hotai Motor Co. Ltd. 4,120 91,653
Hua Nan Financial Holdings Co. Ltd. 121,539 98,612
Innolux Corp. 103,063 52,449
Inventec Corp. 36,000 48,917
KGI Financial Holding Co. Ltd. 216,214 112,593
Largan Precision Co. Ltd. 1,000 80,162
Lite-On Technology Corp. 29,000 91,010
MediaTek, Inc. 21,000 773,966
Mega Financial Holding Co. Ltd. 161,194 200,104
Micro-Star International Co. Ltd. 10,000 54,668
Nan Ya Plastics Corp. 70,000 101,473
Nanya Technology Corp. * 17,000 25,407
Nien Made Enterprise Co. Ltd. 2,000 32,023
Novatek Microelectronics Corp. 8,000 130,251
Pegatron Corp. 27,000 87,605
PharmaEssentia Corp. * 3,000 60,075
Pou Chen Corp. 30,000 34,128
President Chain Store Corp. 8,000 74,407
Quanta Computer, Inc. 37,000 308,367
Realtek Semiconductor Corp. * 7,000 103,898
Ruentex Development Co. Ltd. 20,900 32,235

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shanghai Commercial & Savings Bank Ltd. 52,178 $ 63,502
Shin Kong Financial Holding Co. Ltd. * 192,812 72,870
SinoPac Financial Holdings Co. Ltd. 146,207 111,995
Synnex Technology International Corp. 17,000 38,744
Taishin Financial Holding Co. Ltd. 157,919 91,659
Taiwan Business Bank 93,408 46,994
Taiwan Cooperative Financial Holding Co.
Ltd. 144,313 117,916
Taiwan High Speed Rail Corp. 27,000 25,183
Taiwan Mobile Co. Ltd. * 25,000 90,829
Taiwan Semiconductor Manufacturing Co.
Ltd. 334,000 10,071,478
TCC Group Holdings Co. Ltd. 92,493 98,548
Uni-President Enterprises Corp. 65,000 177,848
Unimicron Technology Corp. 19,000 86,278
United Microelectronics Corp. 153,000 257,876
Vanguard International Semiconductor Corp. 12,000 39,216
Voltronic Power Technology Corp. * 1,000 63,919
Walsin Lihwa Corp. 37,727 41,646
Wan Hai Lines Ltd. 9,500 29,331
Winbond Electronics Corp. * 45,771 30,803
Wistron Corp. 37,000 118,004
Wiwynn Corp. 1,000 54,200
WPG Holdings Ltd. 22,000 52,055
Yageo Corp. 5,461 107,500
Yang Ming Marine Transport Corp. 24,000 52,247
Yuanta Financial Holding Co. Ltd. 140,589 140,547
Zhen Ding Technology Holding Ltd. 9,000 32,107
19,515,293
Thailand - 1.5%
spacing
Advanced Info Service PCL 16,400 132,336
Airports of Thailand PCL 58,700 116,372
Bangkok Dusit Medical Services PCL 153,400 142,482
Bangkok Expressway & Metro PCL 104,600 26,507
Bumrungrad Hospital PCL 7,000 58,190
Central Pattana PCL 27,600 57,105
Central Retail Corp. PCL 25,000 23,927
Charoen Pokphand Foods PCL 52,400 38,848
CP ALL PCL 80,700 163,563
CP Axtra PCL ± 29,300 29,546
Delta Electronics Thailand PCL 1,500 4,955
Delta Electronics Thailand PCL NVDR 41,600 137,411
Gulf Energy Development PCL 40,100 70,580
Home Product Center PCL 82,000 26,347
Intouch Holdings PCL 13,300 38,114
JMT Network Services PCL 100 56
Kasikornbank PCL NVDR 8,200 38,178
Krung Thai Bank PCL 48,300 30,800
Krungthai Card PCL 12,100 18,231
Minor International PCL 47,190 41,302
PTT Exploration & Production PCL 19,100 77,905
PTT Global Chemical PCL 31,200 28,843
PTT Oil & Retail Business PCL 41,400 22,525
PTT PCL 137,700 145,143
SCB X PCL 5,850 19,817
SCB X PCL NVDR 5,800 19,597
SCG Packaging PCL 17,600 15,779
Siam Cement PCL 10,600 78,957
Thai Oil PCL 16,983 27,099
Thai Union Group PCL 700 317
TMBThanachart Bank PCL 336,100 20,492
True Corp. PCL * 129,974 45,135
1,696,459
a Shares Value
Turkey - 0.6%
spacing
Akbank TAS 42,211 $ 76,035
Anadolu Efes Biracilik Ve Malt Sanayii AS 2,796 16,049
Aselsan Elektronik Sanayi Ve Ticaret AS 18,800 32,465
BIM Birlesik Magazalar AS 6,159 89,375
Coca-Cola Icecek AS 11,517 19,196
Eregli Demir ve Celik Fabrikalari TAS 18,871 29,523
Ford Otomotiv Sanayi AS 966 25,931
Haci Omer Sabanci Holding AS 14,129 40,221
KOC Holding AS 10,260 56,464
Pegasus Hava Tasimaciligi AS * 3,102 21,626
Sasa Polyester Sanayi AS * 146,296 18,395
Tofas Turk Otomobil Fabrikasi AS 1,711 10,764
Turk Hava Yollari AO * 7,411 61,646
Turkcell Iletisim Hizmetleri AS 16,341 45,497
Turkiye Is Bankasi AS Class C  118,347 48,504
Turkiye Petrol Rafinerileri AS 12,971 58,867
Turkiye Sise ve Cam Fabrikalari AS 18,929 23,822
Yapi ve Kredi Bankasi AS 45,678 41,212
715,592
United Arab Emirates - 1.2%
spacing
Abu Dhabi Commercial Bank PJSC 39,550 90,662
Abu Dhabi Islamic Bank PJSC 19,649 68,046
Abu Dhabi National Oil Co. for Distribution
PJSC 42,758 42,101
ADNOC Drilling Co. PJSC 43,184 55,610
Aldar Properties PJSC 52,192 106,778
Americana Restaurants International PLC -
Foreign Co. 40,625 29,320
Dubai Islamic Bank PJSC 39,113 67,102
Emaar Properties PJSC 89,811 213,085
Emirates NBD Bank PJSC 25,649 141,755
Emirates Telecommunications Group Co.
PJSC 47,124 237,349
First Abu Dhabi Bank PJSC 59,815 223,638
Multiply Group PJSC * 45,307 29,115
1,304,561
United Kingdom - 0.1%
spacing
Anglogold Ashanti PLC 5,686 151,217
United States - 0.1%
spacing
JBS SA 10,500 60,964
Legend Biotech Corp. ADR * 984 47,951
108,915
Total Common Stocks
    (Cost $103,075,841) 109,154,528
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price of
$516,125; collateralized by U.S. Treasury
Obligations: 4.500% due 11/15/33 and
value $526,544) $ 516,061 516,061

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, investments with a total aggregate value of $35,511 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of September 30, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
U.S. Treasury Bills - 0.0%
4.728% due 11/21/24 ‡ $ 61,000 $ 60,601
Total Short-Term Investments
(Cost $576,628) 576,662
TOTAL INVESTMENTS - 100.6%
(Cost $105,636,610) 111,765,568
DERIVATIVES - 0.0% 52,219
OTHER ASSETS & LIABILITIES, NET - (0.7%) (752,598)
NET ASSETS - 100.0% $ 111,065,189
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 12/24 15 $ 827,306 $ 879,525 $ 52,219
a

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 1,353,903 $ 1,353,903 $ – $ –
Chile 80,110 – 80,110 –
Colombia 46,306 46,306 – –
South Korea 554,059 – 554,059 –
Total Preferred Stocks 2,034,378 1,400,209 634,169 –
Common Stocks
Brazil 4,009,950 4,009,950 – –
Chile 379,146 137,188 241,958 –
China 30,328,020 2,550,474 27,737,688 39,858
Colombia 56,076 56,076 – –
Czech Republic 137,192 101,128 36,064 –
Egypt 78,810 78,810 – –
Greece 511,394 44,166 467,228 –
Hong Kong 87,160 – 87,160 –
Hungary 258,348 58,535 199,813 –
India 21,868,290 111,469 21,756,821 –
Indonesia 1,845,997 739,731 1,106,266 –
Kuwait 766,117 26,095 740,022 –
Luxembourg 51,272 51,272 – –
Malaysia 1,690,444 130,478 1,559,966 –
Mexico 2,235,054 2,235,054 – –
Peru 196,699 196,699 – –
Philippines 640,703 48,118 592,585 –
Poland 960,336 60,409 899,927 –
Qatar 876,593 135,028 741,565 –
Romania 64,486 64,486 – –
Russia 35,511 – – 35,511
Saudi Arabia 4,258,744 398,356 3,860,388 –
South Africa 3,213,540 1,125,595 2,087,945 –
South Korea 11,112,609 – 11,112,609 –
Taiwan 19,515,293 – 19,515,293 –
Thailand 1,696,459 – 1,666,913 29,546
Turkey 715,592 414,007 301,585 –
United Arab Emirates 1,304,561 502,760 801,801 –
United Kingdom 151,217 – 151,217 –
United States 108,915 108,915 – –
Total Common Stocks 109,154,528 13,384,799 95,664,814 104,915
Short-Term Investments 576,662 – 576,662 –
Derivatives:
Equity Contracts
Futures 52,219 52,219 – –
Total $ 111,817,787 $ 14,837,227 $ 96,875,645 $ 104,915

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.4%
Germany - 0.4%
spacing
Bayerische Motoren Werke AG 2,727 226,306
Dr. Ing hc F Porsche AG ~ 5,270 421,147
Henkel AG & Co. KGaA 7,834 736,394
Sartorius AG 1,213 341,070
Volkswagen AG 9,544 1,013,692
2,738,609
Total Preferred Stocks
    (Cost $3,723,628) 2,738,609
COMMON STOCKS - 98.4%
Australia - 6.3%
spacing
ANZ Group Holdings Ltd. 139,272 2,926,929
Aristocrat Leisure Ltd. 26,288 1,061,365
BHP Group Ltd. 234,724 7,287,277
Commonwealth Bank of Australia 77,458 7,224,956
Fortescue Ltd. 78,376 1,105,461
Glencore PLC * 479,979 2,748,672
Goodman Group REIT 79,109 2,017,992
Macquarie Group Ltd. 16,797 2,687,715
National Australia Bank Ltd. 143,156 3,706,352
Rio Tinto Ltd. 17,181 1,519,581
Rio Tinto PLC 52,176 3,703,849
Telstra Group Ltd. 187,169 500,963
Transurban Group >> 143,114 1,293,047
Wesfarmers Ltd. 52,521 2,550,465
Westpac Banking Corp. 160,257 3,502,016
Woodside Energy Group Ltd. 87,879 1,514,792
Woolworths Group Ltd. 56,538 1,299,201
46,650,633
Austria - 0.0%
spacing
Verbund AG 3,152 260,790
Belgium - 0.6%
spacing
Anheuser-Busch InBev SA 41,589 2,755,985
KBC Group NV 10,623 845,145
UCB SA 5,851 1,056,204
4,657,334
Brazil - 0.2%
spacing
Wheaton Precious Metals Corp. 20,981 1,281,401
Canada - 11.0%
spacing
Agnico Eagle Mines Ltd. 23,174 1,866,840
Alimentation Couche-Tard, Inc. 35,422 1,958,300
Bank of Montreal 33,752 3,045,653
Bank of Nova Scotia 56,908 3,100,706
Barrick Gold Corp. (0R22 LI) 13,874 275,310
Barrick Gold Corp. (ABX CN) 67,398 1,340,535
a Shares Value
BCE, Inc. 3,378 $ 117,441
Brookfield Corp. 62,996 3,345,782
Canadian Imperial Bank of Commerce 43,647 2,677,330
Canadian National Railway Co. 24,879 2,913,296
Canadian Natural Resources Ltd. (TSE) 98,484 3,270,299
Canadian Pacific Kansas City Ltd. 43,168 3,691,998
Cenovus Energy, Inc. 64,445 1,077,856
CGI, Inc. * 9,431 1,085,180
Constellation Software, Inc. 932 3,032,127
Dollarama, Inc. 13,134 1,345,399
Enbridge, Inc. 100,776 4,093,780
Fairfax Financial Holdings Ltd. 959 1,210,881
Fortis, Inc. 23,048 1,047,210
Franco-Nevada Corp. 8,900 1,105,418
George Weston Ltd. 2,760 463,248
Great-West Lifeco, Inc. 12,943 441,370
Hydro One Ltd. ~ 15,259 528,923
Imperial Oil Ltd. 8,680 610,671
Intact Financial Corp. 8,255 1,585,141
Loblaw Cos. Ltd. 7,080 942,709
Manulife Financial Corp. 82,590 2,440,846
National Bank of Canada 15,698 1,482,689
Nutrien Ltd. 22,893 1,100,089
Pembina Pipeline Corp. 26,822 1,105,643
Power Corp. of Canada 26,111 823,613
Restaurant Brands International, Inc. 13,911 1,003,789
Rogers Communications, Inc. Class B  16,527 664,526
Royal Bank of Canada 65,493 8,174,216
Shopify, Inc. Class A * 55,975 4,484,374
Sun Life Financial, Inc. 26,770 1,552,816
Suncor Energy, Inc. 59,054 2,179,730
TC Energy Corp. 48,018 2,282,581
Teck Resources Ltd. Class B  21,298 1,112,419
TELUS Corp. * 1,731 29,041
TELUS Corp. 20,819 349,280
Thomson Reuters Corp. 7,284 1,242,446
Toronto-Dominion Bank 80,873 5,113,874
81,315,375
China - 0.5%
spacing
BOC Hong Kong Holdings Ltd. 171,506 543,375
Prosus NV * 65,609 2,867,260
3,410,635
Denmark - 3.3%
spacing
AP Moller - Maersk AS Class A  135 218,795
AP Moller - Maersk AS Class B  211 355,068
Carlsberg AS Class B  4,421 526,437
Coloplast AS Class B  5,837 760,827
DSV AS 7,924 1,630,839
Genmab AS * 2,908 704,997
Novo Nordisk AS Class B  149,059 17,680,115
Novonesis (Novozymes) B Class B  16,309 1,174,173
Orsted AS * ~ 8,755 579,864
Vestas Wind Systems AS * 46,739 1,028,430
24,659,545
Finland - 0.6%
spacing
Kone OYJ Class B  15,731 941,052
Nokia OYJ (OMXH) 246,817 1,077,644
Nordea Bank Abp 146,023 1,723,835
Sampo OYJ Class A  23,250 1,084,388
4,826,919

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
France - 9.3%
spacing
Air Liquide SA 26,757 $ 5,167,044
Airbus SE 27,502 4,025,089
AXA SA 84,105 3,237,775
BNP Paribas SA 47,103 3,232,285
Capgemini SE 7,190 1,552,325
Cie de Saint-Gobain SA 20,994 1,914,704
Cie Generale des Etablissements Michelin
SCA 31,436 1,276,719
Credit Agricole SA 49,016 749,595
Danone SA 29,879 2,176,370
Dassault Systemes SE 30,973 1,230,271
Engie SA 84,533 1,461,760
EssilorLuxottica SA 13,758 3,259,603
Hermes International SCA 1,466 3,609,810
Kering SA 3,445 991,650
Legrand SA 12,137 1,398,253
L'Oreal SA 11,137 4,995,352
LVMH Moet Hennessy Louis Vuitton SE 12,731 9,763,092
Orange SA 86,180 987,011
Pernod Ricard SA 9,380 1,419,122
Safran SA 15,820 3,722,807
Sartorius Stedim Biotech 1,351 282,870
Societe Generale SA 33,448 833,499
Thales SA 4,378 695,800
TotalEnergies SE 99,874 6,485,346
Veolia Environnement SA 31,928 1,051,174
Vinci SA 23,152 2,706,388
68,225,714
Germany - 7.8%
spacing
adidas AG 7,498 1,986,868
Allianz SE 18,130 5,963,300
BASF SE 41,308 2,189,441
Bayer AG 45,469 1,538,294
Bayerische Motoren Werke AG 14,759 1,305,234
Beiersdorf AG 4,593 691,337
Daimler Truck Holding AG 22,853 858,069
Deutsche Bank AG 87,704 1,518,302
Deutsche Boerse AG 8,794 2,064,555
Deutsche Post AG 47,208 2,105,791
Deutsche Telekom AG 161,550 4,744,598
E.ON SE 103,910 1,547,421
Hannover Rueck SE 2,791 796,717
Henkel AG & Co. KGaA 4,810 408,909
Infineon Technologies AG 60,441 2,121,956
Mercedes-Benz Group AG 34,660 2,245,938
Merck KGaA 5,982 1,056,006
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 6,191 3,411,514
RWE AG 29,263 1,066,133
SAP SE 48,330 11,054,642
Siemens AG 35,175 7,116,179
Siemens Healthineers AG ~ 13,052 783,911
Vonovia SE 34,275 1,251,261
57,826,376
Hong Kong - 1.5%
spacing
AIA Group Ltd. 515,665 4,503,229
CLP Holdings Ltd. 75,996 664,388
Hang Seng Bank Ltd. 35,024 435,774
Hong Kong Exchanges & Clearing Ltd. 55,715 2,275,977
MTR Corp. Ltd. 71,823 268,488
a Shares Value
Prudential PLC 126,957 $ 1,177,811
Sun Hung Kai Properties Ltd. 66,996 725,892
Techtronic Industries Co. Ltd. 63,498 947,925
10,999,484
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 4,110 792,449
Italy - 2.0%
spacing
Enel SpA 376,432 3,006,862
Eni SpA 106,410 1,619,297
Ferrari NV 5,834 2,733,816
Generali 47,206 1,366,268
Intesa Sanpaolo SpA 676,940 2,897,773
Snam SpA 93,330 475,399
UniCredit SpA 68,187 2,993,518
15,092,933
Japan - 18.7%
spacing
Advantest Corp. 35,500 1,669,609
Aeon Co. Ltd. 30,300 822,957
Ajinomoto Co., Inc. 21,500 832,091
Asahi Group Holdings Ltd. 66,900 876,855
Astellas Pharma, Inc. 83,800 968,507
Bridgestone Corp. 26,400 1,019,512
Canon, Inc. 43,200 1,422,804
Central Japan Railway Co. 35,800 826,624
Chugai Pharmaceutical Co. Ltd. 31,100 1,507,451
Dai-ichi Life Holdings, Inc. 41,900 1,087,194
Daiichi Sankyo Co. Ltd. 85,600 2,827,567
Daikin Industries Ltd. 12,200 1,712,404
Daiwa House Industry Co. Ltd. 25,900 815,228
Denso Corp. 87,500 1,315,246
Disco Corp. 4,300 1,132,739
East Japan Railway Co. 42,000 833,531
FANUC Corp. 43,800 1,286,424
Fast Retailing Co. Ltd. 8,800 2,919,815
FUJIFILM Holdings Corp. 51,800 1,340,943
Fujitsu Ltd. 76,700 1,576,907
Hitachi Ltd. 214,600 5,690,618
Honda Motor Co. Ltd. 207,700 2,217,476
Hoya Corp. 16,200 2,243,757
ITOCHU Corp. 55,000 2,964,228
Japan Post Bank Co. Ltd. 67,000 628,946
Japan Post Holdings Co. Ltd. 89,000 853,434
Japan Tobacco, Inc. 55,500 1,618,310
Kao Corp. 21,600 1,067,615
KDDI Corp. 71,000 2,274,662
Keyence Corp. 9,000 4,313,358
Komatsu Ltd. 42,800 1,198,173
Kubota Corp. 46,300 661,091
Kyocera Corp. 59,400 694,220
LY Corp. 123,700 360,560
Marubeni Corp. 65,900 1,088,789
Mitsubishi Corp. 154,700 3,214,643
Mitsubishi Electric Corp. 88,000 1,427,442
Mitsubishi Estate Co. Ltd. 53,000 837,097
Mitsubishi Heavy Industries Ltd. 148,300 2,216,193
Mitsubishi UFJ Financial Group, Inc. 513,900 5,277,029
Mitsui & Co. Ltd. 119,100 2,663,556
Mitsui Fudosan Co. Ltd. 123,600 1,164,665
Mizuho Financial Group, Inc. 111,600 2,306,865
MS&AD Insurance Group Holdings, Inc. 59,500 1,398,499

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Murata Manufacturing Co. Ltd. 78,300 $ 1,549,456
NIDEC Corp. 38,600 812,649
Nintendo Co. Ltd. 48,100 2,571,011
Nippon Telegraph & Telephone Corp. 1,383,000 1,417,830
Nomura Research Institute Ltd. 17,500 649,454
NTT Data Group Corp. 29,200 525,533
Olympus Corp. 54,500 1,036,007
Oriental Land Co. Ltd. 50,500 1,306,302
ORIX Corp. 53,400 1,249,498
Otsuka Holdings Co. Ltd. 19,400 1,101,902
Panasonic Holdings Corp. 107,900 947,875
Recruit Holdings Co. Ltd. 68,700 4,173,689
Renesas Electronics Corp. 77,900 1,130,536
Sekisui House Ltd. 27,600 766,333
Seven & i Holdings Co. Ltd. 102,500 1,543,409
Shin-Etsu Chemical Co. Ltd. 83,400 3,485,318
SMC Corp. 2,700 1,207,495
SoftBank Corp. 1,322,000 1,725,990
SoftBank Group Corp. 47,600 2,823,453
Sompo Holdings, Inc. 43,600 982,778
Sony Group Corp. 289,000 5,614,571
Sumitomo Corp. 48,100 1,080,136
Sumitomo Mitsui Financial Group, Inc. 173,700 3,711,380
Suzuki Motor Corp. 72,700 818,594
Takeda Pharmaceutical Co. Ltd. 73,600 2,120,679
Terumo Corp. 62,100 1,176,453
Tokio Marine Holdings, Inc. 87,000 3,208,075
Tokyo Electron Ltd. 20,700 3,691,548
Toyota Industries Corp. 6,800 527,289
Toyota Motor Corp. 475,200 8,541,250
Toyota Tsusho Corp. 29,500 539,369
Unicharm Corp. 18,700 673,682
137,885,178
Luxembourg - 0.1%
spacing
ArcelorMittal SA 21,709 568,442
Macau - 0.1%
spacing
Galaxy Entertainment Group Ltd. 100,955 498,535
Netherlands - 4.1%
spacing
Adyen NV * ~ 1,006 1,575,012
Argenx SE * 2,751 1,487,438
ASM International NV 2,173 1,433,657
ASML Holding NV 18,494 15,384,416
Heineken Holding NV 5,999 453,229
Heineken NV 13,329 1,183,217
ING Groep NV 152,889 2,773,865
Koninklijke Ahold Delhaize NV 43,359 1,497,664
Koninklijke Philips NV * 36,977 1,212,313
Universal Music Group NV 38,098 996,690
Wolters Kluwer NV 11,553 1,948,663
29,946,164
Norway - 0.3%
spacing
Aker BP ASA 14,626 313,041
DNB Bank ASA 41,447 849,955
Equinor ASA 38,777 981,006
2,144,002
Portugal - 0.1%
spacing
EDP SA 145,236 662,391
a Shares Value
Singapore - 1.3%
spacing
DBS Group Holdings Ltd. 92,209 $ 2,730,706
Oversea-Chinese Banking Corp. Ltd. 156,757 1,834,993
Sea Ltd. ADR * 17,132 1,615,205
Singapore Telecommunications Ltd. 344,000 864,957
STMicroelectronics NV 31,337 935,859
United Overseas Bank Ltd. 58,500 1,460,275
9,441,995
South Africa - 0.3%
spacing
Anglo American PLC 58,811 1,911,693
Spain - 2.7%
spacing
Aena SME SA ~ 3,471 762,493
Amadeus IT Group SA 20,850 1,510,009
Banco Bilbao Vizcaya Argentaria SA 266,740 2,881,395
Banco Santander SA 717,115 3,674,397
CaixaBank SA (SIBE) 168,193 1,003,766
Cellnex Telecom SA ~ 24,523 994,230
EDP Renovaveis SA 14,438 251,926
Endesa SA 14,701 321,170
Iberdrola SA 282,670 4,369,830
Industria de Diseno Textil SA 50,486 2,990,104
Telefonica SA 183,701 898,681
19,658,001
Sweden - 2.6%
spacing
Assa Abloy AB Class B  46,389 1,562,841
Atlas Copco AB Class A  124,318 2,409,333
Atlas Copco AB Class B  72,241 1,239,500
Epiroc AB Class A  30,501 660,635
Epiroc AB Class B  18,049 342,259
EQT AB 17,287 593,427
Essity AB Class B  28,200 879,944
Evolution AB ~ 8,334 819,675
H & M Hennes & Mauritz AB Class B  26,217 446,517
Hexagon AB Class B  96,091 1,035,003
Investor AB Class B  80,108 2,468,625
Sandvik AB 49,348 1,104,266
Skandinaviska Enskilda Banken AB Class A  73,445 1,124,312
Svenska Handelsbanken AB Class A  67,507 693,428
Swedbank AB Class A  39,294 834,041
Telefonaktiebolaget LM Ericsson Class B  128,395 970,210
Volvo AB Class A  9,268 247,479
Volvo AB Class B  73,518 1,944,712
19,376,207
Switzerland - 5.6%
spacing
ABB Ltd. 73,197 4,246,568
Chocoladefabriken Lindt & Spruengli AG
(LISN SW) 5 636,852
Chocoladefabriken Lindt & Spruengli AG
(LISP SW) 45 580,496
Cie Financiere Richemont SA Class A  24,881 3,951,208
DSM-Firmenich AG 8,607 1,187,828
Givaudan SA 427 2,342,754
Kuehne & Nagel International AG * 2,236 610,917
Lonza Group AG * 3,343 2,121,411
Novartis AG 91,220 10,503,280
Partners Group Holding AG 1,050 1,583,059
Schindler Holding AG (SCHN SW) 1,087 309,151
Schindler Holding AG (SCHP SW) 1,884 552,962

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sika AG 7,056 $ 2,338,821
Straumann Holding AG * 5,166 845,030
Swisscom AG 1,199 783,557
UBS Group AG (XVTX) 152,223 4,710,395
Zurich Insurance Group AG 6,774 4,092,577
41,396,866
United Arab Emirates - 0.0%
spacing
NMC Health PLC * ± Ω 4,009 –
United Kingdom - 9.7%
spacing
3i Group PLC 45,050 1,995,647
Ashtead Group PLC 20,239 1,568,134
Associated British Foods PLC 15,535 485,510
AstraZeneca PLC 71,750 11,177,675
BAE Systems PLC 140,244 2,328,341
Barclays PLC 683,254 2,052,892
British American Tobacco PLC 92,435 3,370,002
CK Hutchison Holdings Ltd. 123,966 702,852
Coca-Cola Europacific Partners PLC 9,556 752,535
Compass Group PLC 78,712 2,523,482
Diageo PLC 102,893 3,594,041
HSBC Holdings PLC 857,067 7,688,763
Imperial Brands PLC 37,582 1,093,225
Legal & General Group PLC 275,701 835,590
Lloyds Banking Group PLC 2,888,048 2,270,851
London Stock Exchange Group PLC 22,130 3,029,839
National Grid PLC 222,700 3,078,381
NatWest Group PLC 307,632 1,424,137
Reckitt Benckiser Group PLC 32,306 1,976,617
RELX PLC 86,416 4,080,245
Rolls-Royce Holdings PLC * 393,629 2,785,905
SSE PLC 51,698 1,303,017
Standard Chartered PLC 100,388 1,064,712
Tesco PLC 320,550 1,539,059
Unilever PLC 115,468 7,486,168
Vodafone Group PLC 1,045,989 1,048,287
71,255,907
United States - 9.6%
spacing
Alcon, Inc. 23,127 2,314,555
BP PLC 765,034 3,990,062
CSL Ltd. 22,366 4,418,036
Experian PLC 42,531 2,240,091
Ferrovial SE 24,150 1,037,894
GSK PLC 191,843 3,906,119
Haleon PLC 338,133 1,769,281
Holcim AG * 24,123 2,362,434
Nestle SA 121,260 12,185,710
Roche Holding AG (RO SW) 1,481 507,032
Roche Holding AG (ROG SW) 32,516 10,405,678
Sanofi SA 52,749 6,073,475
Schneider Electric SE 25,307 6,671,119
Shell PLC 291,646 9,461,500
Stellantis NV 97,943 1,356,317
Swiss Re AG 13,960 1,931,777
70,631,080
Total Common Stocks
    (Cost $600,721,497) 725,376,049
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp.
4.450% due 10/01/24
(Dated 09/30/24, repurchase price
of $1,417,260; collateralized by U.S.
Treasury Obligations: 3.500% due
09/30/26 and value $1,445,494) $ 1,417,085 $ 1,417,085
U.S. Treasury Bills - 0.1%
4.728% due 11/21/24 ‡ 568,000 564,284
Total Short-Term Investments
(Cost $1,981,049) 1,981,369
TOTAL INVESTMENTS - 99.1%
(Cost $606,426,174) 730,096,027
DERIVATIVES - 0.0% 139,948
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,448,593
NET ASSETS - 100.0% $ 736,684,568

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of September 30, 2024, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of September 30, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 12/24 68 $ 8,331,960 $ 8,458,520 $ 126,560
Montreal Exchange S&P/TSX 60 Index 12/24 4 841,002 854,390 13,388
Total Futures Contracts $ 139,948
Total Value at
September 30, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 2,738,609 $ – $ 2,738,609 $ –
Common Stocks
Australia 46,650,633 – 46,650,633 –
Austria 260,790 – 260,790 –
Belgium 4,657,334 – 4,657,334 –
Brazil 1,281,401 1,281,401 – –
Canada 81,315,375 81,040,065 275,310 –
China 3,410,635 2,867,260 543,375 –
Denmark 24,659,545 – 24,659,545 –
Finland 4,826,919 – 4,826,919 –
France 68,225,714 – 68,225,714 –
Germany 57,826,376 – 57,826,376 –
Hong Kong 10,999,484 – 10,999,484 –
Israel 792,449 792,449 – –
Italy 15,092,933 – 15,092,933 –
Japan 137,885,178 – 137,885,178 –
Luxembourg 568,442 – 568,442 –
Macau 498,535 – 498,535 –
Netherlands 29,946,164 1,497,664 28,448,500 –
Norway 2,144,002 – 2,144,002 –
Portugal 662,391 – 662,391 –
Singapore 9,441,995 1,615,205 7,826,790 –
South Africa 1,911,693 – 1,911,693 –
Spain 19,658,001 – 19,658,001 –
Sweden 19,376,207 879,944 18,496,263 –
Switzerland 41,396,866 – 41,396,866 –
United Kingdom 71,255,907 752,535 70,503,372 –
United States 70,631,080 – 70,631,080 –
Total Common Stocks 725,376,049 90,726,523 634,649,526 –
Short-Term Investments 1,981,369 – 1,981,369 –
Derivatives:
Equity Contracts
Futures 139,948 139,948 – –
Total $ 730,235,975 $ 90,866,471 $ 639,369,504 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2024.
§ Variable rate investments. The rate shown is based on the latest available information as of September 30, 2024. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of September 30, 2024.
The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of September 30, 2024. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
EUX Eurex
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
ILS New Israeli Sheqel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
PO Principal Only
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2024 (Unaudited)
1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the
Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.
Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief
Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)
and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Bond Contracts
Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2024 are summarized in the following table:
3. INVESTMENTS IN AFFILIATED FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2024 is as follows:
r
:
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Core Income $ 314,630 $ 315,582 $ 952
Floating Rate Income 696,851 696,911 60
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 42,888,115 $ 718,819 $ 32,117,805 $ 1,226,182 ( $ 454,871 ) $ 12,260,440 1,013,772
PD Aggregate Bond Index Class P 222,041,264 24,750,162 32,954,041 2,931,425 6,914,327 223,683,137 16,803,816
PD High Yield Bond Market Class P 19,762,352 11,332,826 3,357,123 657,540 1,586,738 29,982,333 1,443,369
PD Large-Cap Growth Index Class P 63,720,822 11,206,835 15,406,601 9,499,886 5,474,390 74,495,332 722,489
PD Large-Cap Value Index Class P 66,957,646 12,516,506 10,645,272 5,067,836 6,278,866 80,175,582 1,544,810
PD Mid-Cap Index Class P 23,931,628 557,240 9,026,445 2,551,570 144,131 18,158,124 1,194,279
PD Small-Cap Growth Index Class P 2,737,554 2,590,586 628,060 110,222 369,632 5,179,934 111,580
PD Small-Cap Value Index Class P 5,478,199 356,596 1,103,364 (6,913) 436,197 5,160,715 133,598
PD Emerging Markets Index Class P 4,911,525 2,772,761 3,129,854 374,047 277,178 5,205,657 255,660
PD International Large-Cap Index Class P 49,039,089 4,712,356 10,803,445 3,600,915 2,427,016 48,975,931 1,686,757
Total $ 501,468,194 $ 71,514,687 $ 119,172,010 $ 26,012,710 $ 23,453,604 $ 503,277,185
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 142,714,623 $ 228,063 $ 107,198,114 $ 4,874,815 ( $ 2,570,605 ) $ 38,048,782 3,146,118
PD Aggregate Bond Index Class P 701,898,142 79,978,773 114,076,934 11,454,921 20,021,486 699,276,388 52,531,951
PD High Yield Bond Market Class P 86,299,101 18,681,430 9,440,187 1,868,053 5,984,277 103,392,674 4,977,389
PD Large-Cap Growth Index Class P 508,614,029 44,098,986 88,009,047 56,696,254 63,266,045 584,666,267 5,670,354
PD Large-Cap Value Index Class P 501,280,990 60,988,166 69,664,425 34,213,145 48,513,936 575,331,812 11,085,402
PD Mid-Cap Index Class P 172,551,459 11,478,794 33,112,672 9,623,003 13,912,742 174,453,326 11,473,978
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Moderate Growth (continued)
PD Small-Cap Growth Index Class P $ 27,328,784 $ 13,330,373 $ 4,548,507 ( $ 567,393 ) $ 4,650,842 $ 40,194,099 865,816
PD Small-Cap Value Index Class P 41,017,011 12,937,050 4,770,160 (10,760) 4,221,989 53,395,130 1,382,264
PD Emerging Markets Index Class P 36,929,186 14,882,153 16,598,622 (564,152) 5,740,167 40,388,732 1,983,566
PD International Large-Cap Index Class P 309,061,149 18,675,565 46,764,220 19,959,841 19,099,278 320,031,613 11,022,058
Total $ 2,527,694,474 $ 275,279,353 $ 494,182,888 $ 137,547,727 $ 182,840,157 $ 2,629,178,823
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 109,871,929 $ 1,850,818 $ 112,827,875 $ 5,496,486 ( $ 4,391,358 ) $ – –
PD Aggregate Bond Index Class P 265,515,532 42,789,835 43,772,911 128,694 12,611,187 277,272,337 20,829,613
PD High Yield Bond Market Class P 75,918,864 26,783,943 5,718,511 433,749 6,970,882 104,388,927 5,025,350
PD Large-Cap Growth Index Class P 440,320,495 52,018,988 62,740,846 38,359,537 68,666,164 536,624,338 5,204,422
PD Large-Cap Value Index Class P 435,336,701 70,177,455 51,186,437 22,123,232 53,082,977 529,533,928 10,202,976
PD Mid-Cap Index Class P 153,188,317 7,064,978 28,785,503 8,168,352 12,106,787 151,742,931 9,980,291
PD Small-Cap Growth Index Class P 42,042,252 11,414,586 5,171,260 (852,656) 6,675,701 54,108,623 1,165,547
PD Small-Cap Value Index Class P 42,064,026 10,667,135 3,159,834 16,368 4,323,107 53,910,802 1,395,614
PD Emerging Markets Index Class P 56,881,469 14,557,724 14,708,326 (3,196,611) 11,707,658 65,241,914 3,204,152
PD International Large-Cap Index Class P 337,117,437 29,778,528 44,499,024 14,434,564 29,368,970 366,200,475 12,612,137
Total $ 1,958,257,022 $ 267,103,990 $ 372,570,527 $ 85,111,715 $ 201,122,075 $ 2,139,024,275
– – – – – –
Pacific Dynamix - Aggressive Growth
PD Aggregate Bond Index Class P $ – $ 233,294 $ 59,151 $ 2,587 $ 7,340 $ 184,070 13,828
PD High Yield Bond Market Class P – 110,689 21,946 715 4,030 93,488 4,501
PD Large-Cap Growth Index Class P – 1,856,929 202,543 24,527 120,423 1,799,336 17,451
PD Large-Cap Value Index Class P – 1,825,660 222,677 14,706 121,334 1,739,023 33,507
PD Mid-Cap Index Class P – 561,149 53,663 3,716 38,584 549,786 36,160
PD Small-Cap Growth Index Class P – 176,133 26,607 1,934 10,277 161,737 3,484
PD Small-Cap Value Index Class P – 200,659 22,159 2,108 12,384 192,992 4,996
PD Emerging Markets Index Class P – 231,608 22,709 1,417 17,589 227,905 11,193
PD International Large-Cap Index Class P – 1,527,798 149,518 11,218 87,589 1,477,087 50,872
Total $ – $ 6,723,919 $ 780,973 $ 62,928 $ 419,550 $ 6,425,424
– – – – – –
Portfolio Optimization Conservative
Core Income Class P $ 91,649,601 $ 3,843,647 $ 44,201,121 ( $ 668,100 ) $ 3,355,578 $ 53,979,605 4,205,021
Diversified Bond Class P 154,634,912 72,499,309 28,018,006 849,732 10,910,183 210,876,130 14,585,465
Floating Rate Income Class P 10,299,376 5,326,124 5,936,102 794,508 (350,160) 10,133,746 606,105
High Yield Bond Class P 37,354,730 6,337,388 5,203,733 654,577 2,019,653 41,162,615 3,487,920
Inflation Managed Class P 31,238,081 333,493 12,178,300 124,131 903,488 20,420,893 1,397,395
Intermediate Bond Class P 135,629,554 11,736,059 51,172,025 (4,589,213) 9,562,438 101,166,813 10,418,453
Managed Bond Class P 164,467,814 29,534,707 24,970,762 (1,008,322) 10,803,133 178,826,570 11,243,522
Short Duration Bond Class P 133,809,684 3,182,609 60,153,641 3,427,148 792,873 81,058,673 6,870,487
Emerging Markets Debt Class P 26,804,668 11,143,848 19,387,229 1,421,372 694,901 20,677,560 1,504,612
Equity Index Class P 9,916,409 6,068,204 2,740,768 1,401,927 1,327,876 15,973,648 102,450
Focused Growth Class P 17,942,813 672,699 8,556,822 1,293,161 2,046,222 13,398,073 182,416
Growth Class P 17,383,862 3,192,131 8,737,357 2,081,330 1,796,991 15,716,957 188,895
Large-Cap Core Class P 30,837,053 13,271,958 6,144,015 1,160,116 6,663,482 45,788,594 478,972
Large-Cap Growth Class P 27,081,872 5,103,647 8,668,424 2,061,011 4,755,832 30,333,938 898,634
Large-Cap Value Class P 25,827,122 6,297,789 5,517,653 1,503,460 931,069 29,041,787 648,809
Mid-Cap Equity Class P 11,571,241 408,669 4,621,169 1,071,865 169,822 8,600,428 184,838
Mid-Cap Growth Class P 23,792,140 1,082,774 13,641,629 407,573 320,408 11,961,266 380,877
Mid-Cap Value Class P 17,018,039 6,003,358 2,933,602 526,129 1,822,191 22,436,115 450,563
Small-Cap Equity Class P 2,916,943 106,711 628,039 20,579 231,139 2,647,333 61,370
Small-Cap Growth Class P – 10,613,067 493,302 (3,131) 330,775 10,447,409 307,009
Small-Cap Value Class P 2,953,619 5,288,122 708,688 (45,672) 487,698 7,975,079 223,418
Value Class P 22,464,058 738,038 8,542,249 1,101,512 1,171,273 16,932,632 640,482
Value Advantage Class P 19,551,045 4,158,243 3,276,777 1,472,942 2,050,333 23,955,786 779,377
Emerging Markets Class P 10,717,157 5,594,849 6,845,982 439,741 328,952 10,234,717 503,744
International Growth Class P 23,707,426 5,483,909 18,083,835 2,647,900 106,322 13,861,722 1,341,630
International Large-Cap Class P 7,775,309 7,359,756 1,775,852 438,015 1,147,127 14,944,355 877,508
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
International Value Class P $ 18,078,936 $ 5,503,019 $ 11,259,726 $ 1,766,359 ( $ 170,319 ) $ 13,918,269 643,234
Real Estate Class P – 5,407,743 951,990 57,188 824,701 5,337,642 132,669
Total $ 1,075,423,464 $ 236,291,870 $ 365,348,798 $ 20,407,838 $ 65,033,981 $ 1,031,808,355
– – – – – –
Portfolio Optimization Moderate-Conservative
Core Income Class P $ 111,158,658 $ 5,787,142 $ 52,475,660 ( $ 1,041,697 ) $ 4,491,932 $ 67,920,375 5,291,010
Diversified Bond Class P 188,452,669 91,251,406 35,080,565 2,176,026 12,870,161 259,669,697 17,960,323
Floating Rate Income Class P 7,470,908 8,164,499 1,159,700 172,952 368,228 15,016,887 898,169
High Yield Bond Class P 38,701,206 15,864,001 11,973,279 3,228,876 (69,317) 45,751,487 3,876,759
Inflation Managed Class P 22,655,854 1,543,750 9,831,386 400,301 362,723 15,131,242 1,035,426
Intermediate Bond Class P 164,960,580 13,338,821 56,649,047 (4,922,374) 11,347,801 128,075,781 13,189,617
Managed Bond Class P 203,623,877 36,274,344 28,794,356 1,759,777 10,623,030 223,486,672 14,051,477
Short Duration Bond Class P 134,344,499 79,826 92,005,212 3,453,872 (828,040) 45,044,945 3,817,984
Emerging Markets Debt Class P 23,362,996 15,559,545 25,274,410 1,460,194 213,865 15,322,190 1,114,926
Dividend Growth Class P 10,346,753 599 10,877,825 3,124,064 (2,593,591) – –
Equity Index Class P 31,157,528 8,191,671 6,431,535 3,801,665 3,528,566 40,247,895 258,137
Focused Growth Class P 35,776,566 1,190,140 10,375,773 1,910,667 5,655,697 34,157,297 465,054
Growth Class P 37,816,919 11,257,547 13,221,253 7,265,826 1,914,059 45,033,098 541,232
Large-Cap Core Class P 74,227,998 37,643,888 13,892,292 3,710,136 15,890,764 117,580,494 1,229,951
Large-Cap Growth Class P 76,164,239 10,562,987 27,266,967 14,051,936 4,576,334 78,088,529 2,313,350
Large-Cap Value Class P 63,712,721 9,667,594 14,803,772 7,959,995 (2,363,621) 64,172,917 1,433,657
Mid-Cap Equity Class P 16,776,725 294,358 9,730,198 3,476,487 (2,053,729) 8,763,643 188,346
Mid-Cap Growth Class P 25,867,152 8,852,620 15,632,119 (508,121) 1,568,139 20,147,671 641,553
Mid-Cap Value Class P 16,483,844 461,495 7,358,424 3,477,895 (1,980,746) 11,084,064 222,590
Small-Cap Equity Class P 6,766,733 162,344 1,953,298 23,621 493,081 5,492,481 127,325
Small-Cap Growth Class P 5,873,719 7,829,655 2,753,904 820,845 (159,074) 11,611,241 341,209
Small-Cap Index Class P 6,012,774 3,036,681 1,229,378 401,918 492,353 8,714,348 237,158
Small-Cap Value Class P 6,851,764 342,688 1,946,557 (133,285) 400,674 5,515,284 154,508
Value Class P 51,647,879 1,327,247 16,892,112 3,975,825 1,506,016 41,564,855 1,572,202
Value Advantage Class P 42,932,236 15,098,715 7,346,074 4,149,712 4,342,017 59,176,606 1,925,251
Emerging Markets Class P 23,316,820 8,993,444 11,277,214 2,313,244 (597,352) 22,748,942 1,119,683
International Growth Class P 60,762,953 776,615 19,673,313 (1,201,512) 9,118,269 49,783,012 4,818,332
International Large-Cap Class P 22,551,114 20,264,541 4,661,094 1,240,959 3,321,914 42,717,434 2,508,297
International Value Class P 52,462,618 1,739,411 17,217,355 3,023,779 2,042,874 42,051,327 1,943,405
Real Estate Class P 8,494,567 7,984,081 2,964,534 (223,366) 2,533,527 15,824,275 393,317
Total $ 1,570,734,869 $ 343,541,655 $ 530,748,606 $ 69,350,217 $ 87,016,554 $ 1,539,894,689
– – – – – –
Portfolio Optimization Moderate
Core Income Class P $ 320,411,719 $ 18,570,335 $ 163,835,331 $ 12,764,284 ( $ 3,195,866 ) $ 184,715,141 14,389,344
Diversified Bond Class P 538,429,826 329,369,179 173,525,509 2,449,032 42,316,295 739,038,823 51,116,383
Floating Rate Income Class P – 34,390,935 742,448 4,454 380,129 34,033,070 2,035,538
High Yield Bond Class P 137,227,592 138,892,183 115,148,889 33,364,908 (21,516,414) 172,819,380 14,643,875
Inflation Managed Class P 66,946,049 5,931,448 40,147,827 (3,310,476) 4,873,364 34,292,558 2,346,629
Intermediate Bond Class P 473,696,745 41,355,611 213,934,598 (15,684,281) 32,143,490 317,576,967 32,705,000
Managed Bond Class P 561,478,659 93,531,234 83,904,059 5,205,638 29,425,141 605,736,613 38,085,018
Short Duration Bond Class P 562,586,884 15,870,182 452,598,851 22,848,933 (12,593,125) 136,114,023 11,536,947
Emerging Markets Debt Class P 69,032,754 107,114,915 147,047,390 5,319,558 306,283 34,726,120 2,526,863
Dividend Growth Class P 119,876,303 – 126,024,168 30,702,384 (24,554,519) – –
Equity Index Class P 254,941,459 6,288,708 41,973,382 21,372,993 31,260,185 271,889,963 1,743,812
Focused Growth Class P 281,085,701 6,720,581 99,651,427 17,772,593 38,941,077 244,868,525 3,333,902
Growth Class P 258,407,223 38,442,253 73,509,040 40,131,359 21,616,751 285,088,546 3,426,348
Large-Cap Core Class P 519,857,343 221,242,596 87,508,580 32,933,529 100,476,824 787,001,712 8,232,432
Large-Cap Growth Class P 429,902,255 57,210,912 58,925,293 33,000,864 85,884,348 547,073,086 16,206,883
Large-Cap Value Class P 353,038,892 55,760,279 68,426,287 36,860,038 (4,730,917) 372,502,005 8,321,893
Mid-Cap Equity Class P 74,347,119 2,262,657 14,134,633 5,173,265 4,585,413 72,233,821 1,552,432
Mid-Cap Growth Class P 229,409,882 61,013,539 83,280,719 (425,034) 12,490,748 219,208,416 6,980,153
Mid-Cap Value Class P 73,178,537 37,326,581 13,917,306 6,665,007 4,420,939 107,673,758 2,162,307
Small-Cap Equity Class P 44,981,280 18,510,747 12,151,048 270,454 5,301,058 56,912,491 1,319,329
Small-Cap Growth Class P 55,780,560 71,488,048 21,261,739 341,250 5,942,350 112,290,469 3,299,780
Small-Cap Index Class P 38,065,047 21,396,059 7,912,954 4,204,112 1,709,292 57,461,556 1,563,795
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate (continued)
Small-Cap Value Class P $ 49,342,234 $ 51,639,860 $ 47,566,956 ( $ 2,039,134 ) $ 5,772,545 $ 57,148,549 1,600,988
Value Class P 306,381,183 8,076,248 88,719,727 21,053,737 12,735,230 259,526,671 9,816,669
Value Advantage Class P 276,434,765 88,822,534 47,017,947 25,548,781 28,207,066 371,995,199 12,102,489
Emerging Markets Class P 103,123,898 43,096,880 50,946,778 6,636,322 1,204,623 103,114,945 5,075,228
International Growth Class P 350,808,156 23,100,460 84,012,787 (4,918,365) 55,348,240 340,325,704 32,938,989
International Large-Cap Class P 149,921,440 100,126,997 25,908,355 9,672,369 17,222,898 251,035,349 14,740,383
International Small-Cap Class P 36,479,374 34,743,876 71,628,327 2,595,959 (2,190,882) – –
International Value Class P 243,091,036 55,281,904 90,279,961 15,574,128 10,137,514 233,804,621 10,805,297
Real Estate Class P 37,644,503 35,378,882 44,880,529 (488,851) 8,211,808 35,865,813 891,456
Total $ 7,015,908,418 $ 1,822,956,623 $ 2,650,522,845 $ 365,599,810 $ 492,131,888 $ 7,046,073,894
– – – – – –
Portfolio Optimization Growth
Core Income Class P $ 286,648,164 $ 30,435,873 $ 289,807,364 $ 15,523,019 ( $ 10,603,899 ) $ 32,195,793 2,508,058
Diversified Bond Class P 487,212,194 194,347,224 331,520,321 (12,039,752) 35,562,069 373,561,414 25,837,761
Floating Rate Income Class P – 32,308,064 636,915 3,690 357,785 32,032,624 1,915,890
High Yield Bond Class P 96,215,648 39,525,982 14,589,396 4,546,455 4,427,390 130,126,079 11,026,252
Inflation Managed Class P 31,294,157 3,272,302 4,107,119 (241,823) 2,059,068 32,276,585 2,208,676
Intermediate Bond Class P 426,788,530 38,970,840 289,928,770 (14,439,872) 25,026,385 186,417,113 19,197,777
Managed Bond Class P 569,974,115 45,267,390 326,357,766 5,387,024 14,952,531 309,223,294 19,442,072
Short Duration Bond Class P 464,102,211 37,826 407,647,253 16,601,391 (9,037,336) 64,056,839 5,429,421
Emerging Markets Debt Class P 64,533,949 39,189,865 44,972,952 4,260,304 2,357,118 65,368,285 4,756,554
Dividend Growth Class P 118,640,915 6,691 124,739,060 64,467,114 (58,375,659) – –
Equity Index Class P 244,924,773 3,256,262 39,186,215 19,884,724 30,377,633 259,257,177 1,662,790
Focused Growth Class P 269,468,494 26,542 124,540,667 20,715,621 30,895,613 196,565,603 2,676,254
Growth Class P 248,080,376 78,895,242 76,861,080 39,908,142 21,358,202 311,380,882 3,742,344
Large-Cap Core Class P 499,169,687 302,513,876 82,771,448 46,182,822 86,699,632 851,794,569 8,910,198
Large-Cap Growth Class P 407,996,323 113,779,583 55,779,402 31,285,851 84,901,505 582,183,860 17,247,030
Large-Cap Value Class P 303,601,167 140,146,395 40,524,151 21,312,814 12,857,291 437,393,516 9,771,604
Mid-Cap Equity Class P 83,384,176 2,339,433 21,231,486 7,692,143 2,595,788 74,780,054 1,607,155
Mid-Cap Growth Class P 207,252,090 52,428,092 68,489,129 13,628,721 (1,955,017) 202,864,757 6,459,730
Mid-Cap Value Class P 61,589,622 33,749,122 39,064,057 22,304,932 (14,400,056) 64,179,563 1,288,855
Small-Cap Equity Class P 59,557,174 33,789,803 29,794,641 260,730 6,487,609 70,300,675 1,629,689
Small-Cap Growth Class P 45,183,623 132,559,475 14,851,230 6,825,517 2,018,238 171,735,623 5,046,642
Small-Cap Index Class P 49,805,081 6,251,467 7,463,278 3,793,295 1,692,422 54,078,987 1,471,739
Small-Cap Value Class P 21,283,782 80,564,954 36,659,791 (482,732) 5,886,069 70,592,282 1,977,607
Value Class P 292,979,682 7,914,857 82,471,052 21,489,799 11,033,095 250,946,381 9,492,117
Value Advantage Class P 265,103,995 126,664,223 46,796,999 21,937,047 33,686,720 400,594,986 13,032,954
Emerging Markets Class P 96,407,984 167,515,145 50,230,804 15,755,448 (2,989,470) 226,458,303 11,146,081
International Growth Class P 321,290,835 136,448,429 82,146,924 (4,608,077) 60,566,608 431,550,871 41,768,369
International Large-Cap Class P 153,481,080 192,421,271 29,419,546 11,030,668 23,499,502 351,012,975 20,610,904
International Small-Cap Class P 68,193,589 817,521 38,646,894 12,161,833 (9,557,694) 32,968,355 1,715,060
International Value Class P 253,445,295 129,349,746 85,482,070 35,192,870 (752,659) 331,753,182 15,331,996
Real Estate Class P 70,364,706 1,767,380 13,193,436 3,318,911 5,253,527 67,511,088 1,678,010
Total $ 6,567,973,417 $ 2,166,560,875 $ 2,899,911,216 $ 433,658,629 $ 396,880,010 $ 6,665,161,715
– – – – – –
Portfolio Optimization Aggressive-Growth
Core Income Class P $ 39,162,266 $ 387,227 $ 39,992,271 $ 1,878,811 ( $ 1,436,033 ) $ – –
Diversified Bond Class P 66,696,161 26,007,081 66,876,738 (5,513,319) 7,839,547 28,152,732 1,947,213
Floating Rate Income Class P – 8,057,625 146,788 860 89,367 8,001,064 478,548
High Yield Bond Class P 23,398,964 16,540,083 32,916,010 2,411,022 (1,308,500) 8,125,559 688,520
Intermediate Bond Class P 58,528,423 5,061,370 57,130,175 (994,778) 1,760,359 7,225,199 744,072
Managed Bond Class P 46,986,533 28,013,480 56,191,558 1,345,004 764,717 20,918,176 1,315,207
Short Duration Bond Class P 120,340,337 4,583,114 126,093,276 4,782,357 (3,612,532) – –
Emerging Markets Debt Class P 15,693,689 9,849,318 18,773,243 1,732,562 (338,601) 8,163,725 594,037
Dividend Growth Class P 35,226,520 63 37,041,744 19,178,646 (17,363,485) – –
Equity Index Class P 69,216,199 809,245 11,777,733 5,951,540 8,124,194 72,323,445 463,859
Focused Growth Class P 65,523,801 105,099 23,289,600 3,860,755 9,668,051 55,868,106 760,648
Growth Class P 55,566,004 28,948,113 7,368,406 3,916,266 11,606,890 92,668,867 1,113,745
Large-Cap Core Class P 123,794,351 91,747,919 19,146,980 10,679,935 25,019,341 232,094,566 2,427,825
Large-Cap Growth Class P 127,434,987 34,449,623 27,494,196 15,220,091 19,338,759 168,949,264 5,005,073
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)
As of September 30, 2024, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
Beginning
Net
Realized
Change in
Unrealized As of September 30, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Aggressive-Growth (continued)
Large-Cap Value Class P $ 89,078,149 $ 35,724,891 $ 11,097,572 $ 5,404,453 $ 4,316,215 $ 123,426,136 2,757,406
Mid-Cap Equity Class P 28,720,375 624,258 11,958,117 6,174,789 (3,185,431) 20,375,874 437,913
Mid-Cap Growth Class P 46,012,143 20,054,960 10,729,753 4,629,442 (1,568,286) 58,398,506 1,859,557
Mid-Cap Value Class P 27,342,080 12,197,045 11,165,143 5,379,117 (1,692,534) 32,060,565 643,841
Small-Cap Equity Class P 17,887,817 8,552,649 7,547,338 80,766 1,930,452 20,904,346 484,598
Small-Cap Growth Class P 26,197,775 17,613,036 5,764,689 839,063 1,535,831 40,421,016 1,187,816
Small-Cap Index Class P 14,703,735 3,369,906 2,147,502 1,094,793 707,872 17,728,804 482,483
Small-Cap Value Class P 9,487,202 19,646,320 1,664,902 (84,154) 2,003,336 29,387,802 823,284
Value Class P 64,039,200 7,043,902 16,539,902 3,840,353 4,295,065 62,678,618 2,370,836
Value Advantage Class P 87,311,115 25,610,542 14,925,151 7,999,495 8,354,136 114,350,137 3,720,267
Emerging Markets Class P 46,933,473 27,807,431 14,108,604 4,410,872 (396,307) 64,646,865 3,181,863
International Growth Class P 102,308,007 41,139,597 26,292,381 (1,468,373) 19,048,099 134,734,949 13,040,546
International Large-Cap Class P 53,547,068 62,065,026 9,388,854 3,527,621 8,269,852 118,020,713 6,929,982
International Small-Cap Class P 24,871,891 8,190,678 17,542,490 1,118,259 (169,059) 16,469,279 856,755
International Value Class P 93,644,203 25,129,269 28,886,754 11,957,139 (382,068) 101,461,789 4,689,064
Real Estate Class P 25,661,587 7,380,886 16,995,842 2,774,646 (1,959,545) 16,861,732 419,104
Total $ 1,605,314,055 $ 576,709,756 $ 730,993,712 $ 122,128,033 $ 101,259,702 $ 1,674,417,834
– – – – – –
Portfolio
Ownership
Percentage
ESG Diversified 28.74%
ESG Diversified Growth 68.30%
Pacific Dynamix - Aggressive Growth 35.18%
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)